UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-01944
                                         --------------------------

                    Principal Variable Contracts Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)

       Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  515-247-6783
                                                   -------------------

Date of fiscal year end:   December 31, 2007
                           ---------------------------

Date of reporting period:  September 30, 2007
                           ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

Schedule of Investments

September 30, 2007 (unaudited)
Asset Allocation Account

                                                                         Shares Held                     Value (000's)
COMMON STOCKS (61.50%)
Advertising Agencies (0.08%)
Interpublic Group of Companies Inc (a)                                          1,714              $                 18
Omnicom Group Inc                                                               1,350                                65
                                                                                                      ------------------
                                                                                                                     83
                                                                                                      ------------------
Aerospace & Defense (0.99%)
BAE Systems PLC                                                                14,977                               151
Boeing Co                                                                       3,300                               347
General Dynamics Corp                                                           1,500                               127
Lockheed Martin Corp                                                            1,500                               163
Northrop Grumman Corp                                                           1,400                               109
Raytheon Co                                                                     1,900                               121
Rockwell Collins Inc                                                              400                                29
                                                                                                      ------------------
                                                                                                                  1,047
                                                                                                      ------------------
Aerospace & Defense Equipment (0.30%)
United Technologies Corp                                                        4,000                               322
                                                                                                      ------------------

Agricultural Chemicals (0.10%)
Monsanto Co                                                                     1,200                               103
                                                                                                      ------------------

Agricultural Operations (0.08%)
Archer-Daniels-Midland Co                                                       2,500                                83
                                                                                                      ------------------

Airlines (0.04%)
Southwest Airlines Co                                                           3,200                                47
                                                                                                      ------------------

Apparel Manufacturers (0.13%)
Coach Inc (a)                                                                   1,200                                57
Hanesbrands Inc (a)                                                               475                                13
Jones Apparel Group Inc                                                           500                                11
Liz Claiborne Inc                                                                 500                                17
VF Corp                                                                           500                                40
                                                                                                      ------------------
                                                                                                                    138
                                                                                                      ------------------
Appliances (0.02%)
Whirlpool Corp                                                                    300                                27
                                                                                                      ------------------

Applications Software (0.93%)
Citrix Systems Inc (a)                                                            800                                32
Infosys Technologies Ltd ADR                                                      800                                39
Intuit Inc (a)                                                                  1,600                                49
Microsoft Corp                                                                 29,300                               863
                                                                                                      ------------------
                                                                                                                    983
                                                                                                      ------------------
Athletic Footwear (0.07%)
Nike Inc                                                                        1,300                                76
                                                                                                      ------------------

Auto - Car & Light Trucks (0.21%)
DaimlerChrysler AG                                                                910                                92
Peugeot SA                                                                        118                                10
Renault SA                                                                        153                                22
Tata Motors Ltd ADR                                                               700                                13

Auto - Car & Light Trucks
Volkswagen AG                                                                     363                                82
                                                                                                      ------------------
                                                                                                                    219
                                                                                                      ------------------
Auto - Medium & Heavy Duty Trucks (0.11%)
Paccar Inc                                                                      1,375                               117
                                                                                                      ------------------

Auto/Truck Parts & Equipment - Original (0.02%)
WABCO Holdings Inc                                                                400                                19
                                                                                                      ------------------

Beverages - Non-Alcoholic (1.00%)
Coca-Cola Co/The                                                                8,725                               502
Coca-Cola Enterprises Inc                                                       2,200                                53
Pepsi Bottling Group Inc                                                        1,300                                48
PepsiCo Inc                                                                     6,170                               452
                                                                                                      ------------------
                                                                                                                  1,055
                                                                                                      ------------------
Beverages - Wine & Spirits (0.25%)
Brown-Forman Corp                                                                 700                                52
Diageo PLC                                                                      9,496                               209
                                                                                                      ------------------
                                                                                                                    261
                                                                                                      ------------------
Brewery (0.13%)
Anheuser-Busch Cos Inc                                                          2,800                               140
                                                                                                      ------------------

Broadcasting Services & Programming (0.07%)
Clear Channel Communications Inc                                                1,951                                73
                                                                                                      ------------------

Building - Heavy Construction (0.12%)
Vinci SA                                                                        1,652                               129
                                                                                                      ------------------

Building - Residential & Commercial (0.03%)
Centex Corp                                                                       500                                14
KB Home                                                                           400                                10
Pulte Homes Inc                                                                   900                                12
                                                                                                      ------------------
                                                                                                                     36
                                                                                                      ------------------
Building & Construction - Miscellaneous (0.06%)
Bouygues SA                                                                       689                                59
                                                                                                      ------------------

Building & Construction Products - Miscellaneous (0.20%)
Cie de Saint-Gobain                                                             2,038                               213
                                                                                                      ------------------

Building Products - Air & Heating (0.04%)
American Standard Cos Inc                                                       1,200                                43
                                                                                                      ------------------

Building Products - Cement & Aggregate (0.01%)
Ambuja Cements Ltd                                                              3,593                                13
                                                                                                      ------------------

Building Products - Wood (0.08%)
Masco Corp                                                                      3,600                                83
                                                                                                      ------------------

Cable TV (0.22%)
Comcast Corp (a)                                                                9,578                               232
                                                                                                      ------------------

Casino Hotels (0.11%)
Harrah's Entertainment Inc                                                      1,300                               113
                                                                                                      ------------------


Casino Services (0.08%)
International Game Technology                                                   1,906                                82
                                                                                                      ------------------

Cellular Telecommunications (1.48%)
Alltel Corp                                                                       700                                49
Mobile Telesystems OJSC ADR                                                     7,500                               520
Turkcell Iletisim Hizmetleri AS                                                33,483                               283
Vimpel-Communications ADR                                                      24,400                               660
Vodafone Group PLC                                                             16,402                                59
                                                                                                      ------------------
                                                                                                                  1,571
                                                                                                      ------------------
Chemicals - Diversified (0.25%)
Arkema (a)                                                                        136                                 9
Dow Chemical Co/The                                                             2,000                                86
EI Du Pont de Nemours & Co                                                      2,200                               109
PPG Industries Inc                                                                400                                30
Rohm & Haas Co                                                                    500                                28
                                                                                                      ------------------
                                                                                                                    262
                                                                                                      ------------------
Chemicals - Specialty (0.06%)
Eastman Chemical Co                                                               200                                13
Ecolab Inc                                                                        800                                38
Sigma-Aldrich Corp                                                                200                                10
Tronox Inc - Class B                                                               80                                 1
                                                                                                      ------------------
                                                                                                                     62
                                                                                                      ------------------
Commercial Banks (1.55%)
Akbank TAS                                                                     32,755                               250
Axis Bank Ltd                                                                     237                                 5
Bank Pekao SA                                                                   2,063                               192
BB&T Corp                                                                         300                                12
Deutsche Bank AG                                                                  624                                80
HDFC Bank Ltd ADR                                                                 400                                43
ICICI Bank Ltd ADR                                                                300                                16
Komercni Banka AS                                                                 858                               200
Marshall & Ilsley Corp                                                            200                                 9
Powszechna Kasa Oszczednosci Bank Polaki SA                                    10,890                               227
Regions Financial Corp                                                            641                                19
State Bank of India Ltd                                                           198                                22
Synovus Financial Corp                                                            300                                 8
Turkiye Garanti Bankasi AS                                                     44,691                               342
Turkiye Is Bankasi                                                             36,058                               218
                                                                                                      ------------------
                                                                                                                  1,643
                                                                                                      ------------------
Commercial Services (0.01%)
Live Nation Inc (a)                                                               281                                 6
                                                                                                      ------------------

Commercial Services - Finance (0.16%)
Equifax Inc                                                                       400                                15
H&R Block Inc                                                                   1,300                                28
Moody's Corp                                                                    1,300                                65
Western Union Co/The                                                            2,847                                60
                                                                                                      ------------------
                                                                                                                    168
                                                                                                      ------------------
Computer Aided Design (0.05%)
Autodesk Inc (a)                                                                1,000                                50
                                                                                                      ------------------

Computer Services (0.11%)
Affiliated Computer Services Inc (a)                                              500                                25
Computer Sciences Corp (a)                                                        800                                45
Electronic Data Systems Corp                                                    2,200                                48
                                                                                                      ------------------
                                                                                                                    118
                                                                                                      ------------------

Computers (1.56%)
Apple Inc (a)                                                                   2,100                               322
Dell Inc (a)                                                                    7,300                               202
Hewlett-Packard Co                                                              8,900                               443
International Business Machines Corp                                            5,100                               601
Sun Microsystems Inc (a)                                                       14,800                                83
                                                                                                      ------------------
                                                                                                                  1,651
                                                                                                      ------------------
Computers - Memory Devices (0.18%)
EMC Corp/Massachusetts (a)                                                      7,800                               162
Network Appliance Inc (a)                                                       1,200                                33
                                                                                                      ------------------
                                                                                                                    195
                                                                                                      ------------------
Computers - Peripheral Equipment (0.03%)
Lexmark International Inc (a)                                                     500                                21
Logitech International SA (a)                                                     550                                16
                                                                                                      ------------------
                                                                                                                     37
                                                                                                      ------------------
Consumer Products - Miscellaneous (0.20%)
Clorox Co                                                                         800                                49
Fortune Brands Inc                                                                500                                41
Kimberly-Clark Corp                                                             1,700                               119
                                                                                                      ------------------
                                                                                                                    209
                                                                                                      ------------------
Containers - Metal & Glass (0.01%)
Ball Corp                                                                         300                                16
                                                                                                      ------------------

Containers - Paper & Plastic (0.00%)
Sealed Air Corp                                                                   200                                 5
                                                                                                      ------------------

Cosmetics & Toiletries (0.92%)
Avon Products Inc                                                               1,700                                64
Colgate-Palmolive Co                                                            1,650                               118
L'Oreal SA                                                                        399                                52
Procter & Gamble Co                                                            10,515                               739
                                                                                                      ------------------
                                                                                                                    973
                                                                                                      ------------------
Cruise Lines (0.17%)
Carnival Corp                                                                   3,783                               183
                                                                                                      ------------------

Data Processing & Management (0.19%)
Automatic Data Processing Inc                                                   2,200                               101
Broadridge Financial Solutions Inc                                                575                                11
Fiserv Inc (a)                                                                    800                                41
Paychex Inc                                                                     1,300                                53
                                                                                                      ------------------
                                                                                                                    206
                                                                                                      ------------------
Disposable Medical Products (0.07%)
CR Bard Inc                                                                       800                                71
                                                                                                      ------------------

Distribution & Wholesale (0.09%)
Wolseley PLC                                                                    3,866                                66
WW Grainger Inc                                                                   300                                27
                                                                                                      ------------------
                                                                                                                     93
                                                                                                      ------------------
Diversified Manufacturing Operations (3.17%)
3M Co                                                                           2,900                               271
Cooper Industries Ltd                                                             600                                31
Danaher Corp                                                                    1,200                                99
Dover Corp                                                                      1,300                                66
Eaton Corp                                                                        800                                79
General Electric Co                                                            39,400                             1,631
Honeywell International Inc                                                     3,800                               226
Illinois Tool Works Inc                                                         2,500                               149
Diversified Manufacturing Operations
Ingersoll-Rand Co Ltd                                                           1,700                                93
ITT Corp                                                                          800                                54
Leggett & Platt Inc                                                               700                                14
Parker Hannifin Corp                                                              700                                78
Siemens AG                                                                      2,949                               405
Textron Inc                                                                     1,200                                75
Tyco International Ltd                                                          1,875                                83
                                                                                                      ------------------
                                                                                                                  3,354
                                                                                                      ------------------
Diversified Minerals (0.20%)
Anglo American PLC                                                              1,407                                95
BHP Billiton PLC                                                                3,217                               115
                                                                                                      ------------------
                                                                                                                    210
                                                                                                      ------------------
Diversified Operations (0.21%)
LVMH Moet Hennessy Louis Vuitton SA                                             1,817                               218
                                                                                                      ------------------

Drug Delivery Systems (0.02%)
Hospira Inc (a)                                                                   580                                24
                                                                                                      ------------------

E-Commerce - Services (0.15%)
eBay Inc (a)                                                                    4,056                               158
                                                                                                      ------------------

Electric - Generation (0.24%)
AES Corp/The (a)                                                                1,200                                24
CEZ                                                                             3,685                               226
                                                                                                      ------------------
                                                                                                                    250
                                                                                                      ------------------
Electric - Integrated (1.60%)
Ameren Corp                                                                       700                                37
American Electric Power Co Inc                                                    400                                18
Consolidated Edison Inc                                                           400                                19
Constellation Energy Group Inc                                                    400                                34
Dominion Resources Inc/VA                                                         900                                76
DTE Energy Co                                                                     400                                19
Duke Energy Corp                                                                2,924                                55
E.ON AG                                                                         2,391                               441
Edison International                                                              900                                50
Entergy Corp                                                                      400                                43
Exelon Corp                                                                     1,700                               128
FirstEnergy Corp                                                                  300                                19
FPL Group Inc                                                                   1,100                                67
Iberdrola SA                                                                    1,877                               110
PG&E Corp                                                                       1,100                                53
PPL Corp                                                                          800                                37
Progress Energy Inc                                                               400                                19
Public Service Enterprise Group Inc                                               700                                62
RWE AG                                                                          1,595                               200
Southern Co                                                                     2,000                                73
TXU Corp                                                                        1,700                               116
Xcel Energy Inc                                                                   800                                17
                                                                                                      ------------------
                                                                                                                  1,693
                                                                                                      ------------------
Electric Products - Miscellaneous (0.19%)
Emerson Electric Co                                                             3,500                               186
Molex Inc                                                                         700                                19
                                                                                                      ------------------
                                                                                                                    205
                                                                                                      ------------------
Electronic Components - Miscellaneous (0.36%)
Jabil Circuit Inc                                                                 800                                18
Koninklijke Philips Electronics NV                                              6,128                               277

Electronic Components - Miscellaneous
Sanmina-SCI Corp (a)                                                            1,900                                 4
Solectron Corp (a)                                                              3,800                                15
Tyco Electronics Ltd                                                            1,875                                66
                                                                                                      ------------------
                                                                                                                    380
                                                                                                      ------------------
Electronic Components - Semiconductors (1.26%)
Advanced Micro Devices Inc (a)                                                  1,500                                20
Altera Corp                                                                     2,200                                53
ARM Holdings PLC                                                               17,264                                55
Broadcom Corp (a)                                                               1,400                                51
Infineon Technologies AG (a)                                                    9,422                               162
Intel Corp                                                                     16,900                               437
Micron Technology Inc (a)                                                       2,800                                31
Micronas Semiconductor Holding AG (a)                                             500                                 7
National Semiconductor Corp                                                     1,500                                41
Nvidia Corp (a)                                                                 2,850                               103
OC Oerlikon Corp AG                                                                82                                30
QLogic Corp (a)                                                                   400                                 5
STMicroelectronics NV                                                           8,496                               143
Texas Instruments Inc                                                           4,400                               161
Xilinx Inc                                                                      1,200                                31
                                                                                                      ------------------
                                                                                                                  1,330
                                                                                                      ------------------
Electronic Forms (0.09%)
Adobe Systems Inc (a)                                                           2,300                               100
                                                                                                      ------------------

Electronic Measurement Instruments (0.05%)
Agilent Technologies Inc (a)                                                    1,500                                55
                                                                                                      ------------------

Electronic Parts Distribution (0.00%)
Electrocomponents PLC                                                             980                                 5
                                                                                                      ------------------

Emerging Market - Equity (2.72%)
iShares MSCI Emerging Markets Index Fund                                       19,300                             2,880
                                                                                                      ------------------

Engineering - Research & Development Services (0.18%)
ABB Ltd                                                                         5,738                               151
Larsen & Toubro Ltd (b)                                                           578                                41
                                                                                                      ------------------
                                                                                                                    192
                                                                                                      ------------------
Enterprise Software & Services (0.69%)
CA Inc                                                                          2,100                                54
Oracle Corp (a)                                                                12,671                               275
SAP AG                                                                          6,944                               406
                                                                                                      ------------------
                                                                                                                    735
                                                                                                      ------------------
Entertainment Software (0.06%)
Electronic Arts Inc (a)                                                         1,200                                67
                                                                                                      ------------------

Fiduciary Banks (0.30%)
Bank of New York Mellon Corp/The                                                4,924                               217
State Street Corp                                                               1,400                                96
                                                                                                      ------------------
                                                                                                                    313
                                                                                                      ------------------
Finance - Consumer Loans (0.07%)
SLM Corp                                                                        1,500                                75
                                                                                                      ------------------

Finance - Credit Card (0.25%)
American Express Co                                                             4,500                               267
                                                                                                      ------------------


Finance - Investment Banker & Broker (2.25%)
Bear Stearns Cos Inc/The                                                          500                                61
Charles Schwab Corp/The                                                         4,100                                89
Citigroup Inc                                                                  16,516                               771
Credit Suisse Group                                                             1,983                               132
Goldman Sachs Group Inc/The                                                     1,575                               341
JPMorgan Chase & Co                                                            11,828                               542
Lehman Brothers Holdings Inc                                                    1,900                               117
Merrill Lynch & Co Inc                                                          3,000                               214
Piper Jaffray Cos (a)                                                              73                                 4
UBS AG                                                                          2,181                               117
                                                                                                      ------------------
                                                                                                                  2,388
                                                                                                      ------------------
Finance - Mortgage Loan/Banker (0.05%)
Countrywide Financial Corp                                                        400                                 8
Fannie Mae                                                                        400                                24
Freddie Mac                                                                       400                                24
                                                                                                      ------------------
                                                                                                                     56
                                                                                                      ------------------
Finance - Other Services (0.25%)
Man Group Plc                                                                  23,344                               264
                                                                                                      ------------------

Financial Guarantee Insurance (0.08%)
AMBAC Financial Group Inc                                                         400                                25
MBIA Inc                                                                        1,000                                61
MGIC Investment Corp                                                              100                                 3
                                                                                                      ------------------
                                                                                                                     89
                                                                                                      ------------------
Food - Confectionery (0.12%)
Hershey Co/The                                                                  1,100                                51
WM Wrigley Jr Co                                                                1,150                                74
                                                                                                      ------------------
                                                                                                                    125
                                                                                                      ------------------
Food - Miscellaneous/Diversified (1.11%)
Cadbury Schweppes PLC                                                           3,053                                35
Campbell Soup Co                                                                2,000                                74
ConAgra Foods Inc                                                               2,300                                60
General Mills Inc                                                               1,300                                75
HJ Heinz Co                                                                     1,500                                69
Kellogg Co                                                                      1,600                                90
Kraft Foods Inc                                                                 4,890                               169
Nestle SA                                                                         944                               424
Sara Lee Corp                                                                   3,800                                64
Unilever NV                                                                     3,810                               118
                                                                                                      ------------------
                                                                                                                  1,178
                                                                                                      ------------------
Food - Retail (0.35%)
Carrefour SA                                                                      754                                53
Koninklijke Ahold NV (a)                                                          668                                10
Kroger Co/The                                                                   3,700                               106
Metro AG                                                                          136                                12
Safeway Inc                                                                       900                                30
Tesco PLC                                                                      17,630                               158
                                                                                                      ------------------
                                                                                                                    369
                                                                                                      ------------------
Food - Wholesale & Distribution (0.05%)
SUPERVALU Inc                                                                     145                                 6
SYSCO Corp                                                                      1,300                                46
                                                                                                      ------------------
                                                                                                                     52
                                                                                                      ------------------
Forestry (0.10%)
Plum Creek Timber Co Inc                                                        1,600                                72
Weyerhaeuser Co                                                                   500                                36
                                                                                                      ------------------
                                                                                                                    108
                                                                                                      ------------------
Gambling (Non-Hotel) (0.01%)
Ladbrokes PLC                                                                   1,051                                 9
                                                                                                      ------------------

Gas - Distribution (0.03%)
NiSource Inc                                                                      400                                 8
Sempra Energy                                                                     400                                23
                                                                                                      ------------------
                                                                                                                     31
                                                                                                      ------------------
Gold Mining (0.04%)
Newmont Mining Corp                                                               900                                40
                                                                                                      ------------------

Health Care Cost Containment (0.08%)
McKesson Corp                                                                   1,400                                82
                                                                                                      ------------------

Home Decoration Products (0.02%)
Newell Rubbermaid Inc                                                             900                                26
                                                                                                      ------------------

Hotels & Motels (0.44%)
Accor SA                                                                        1,193                               106
Hilton Hotels Corp                                                              2,100                                98
Intercontinental Hotels Group PLC                                                 857                                17
Marriott International Inc/DE                                                   3,064                               133
Starwood Hotels & Resorts Worldwide Inc                                         1,578                                96
Wyndham Worldwide Corp                                                            620                                20
                                                                                                      ------------------
                                                                                                                    470
                                                                                                      ------------------
Human Resources (0.02%)
Monster Worldwide Inc (a)                                                         300                                10
Robert Half International Inc                                                     500                                15
                                                                                                      ------------------
                                                                                                                     25
                                                                                                      ------------------
Industrial Automation & Robots (0.03%)
Rockwell Automation Inc/DE                                                        400                                28
                                                                                                      ------------------

Industrial Gases (0.10%)
Air Products & Chemicals Inc                                                      400                                39
Praxair Inc                                                                       800                                67
                                                                                                      ------------------
                                                                                                                    106
                                                                                                      ------------------
Instruments - Scientific (0.09%)
Applera Corp - Applied Biosystems Group                                           700                                24
Thermo Fisher Scientific Inc (a)                                                  700                                40
Waters Corp (a)                                                                   400                                27
                                                                                                      ------------------
                                                                                                                     91
                                                                                                      ------------------
Insurance Brokers (0.11%)
AON Corp                                                                        1,100                                49
Marsh & McLennan Cos Inc                                                        2,700                                69
                                                                                                      ------------------
                                                                                                                    118
                                                                                                      ------------------
Internet Security (0.11%)
Symantec Corp (a)                                                               3,848                                75
VeriSign Inc (a)                                                                1,100                                37
                                                                                                      ------------------
                                                                                                                    112
                                                                                                      ------------------
Investment Management & Advisory Services (0.19%)
Ameriprise Financial Inc                                                          880                                56
Franklin Resources Inc                                                            800                               102
Legg Mason Inc                                                                    500                                42
                                                                                                      ------------------
                                                                                                                    200
                                                                                                      ------------------
Leisure & Recreation Products (0.01%)
Brunswick Corp/DE                                                                 400                                 9
                                                                                                      ------------------

Life & Health Insurance (0.87%)
Aflac Inc                                                                       2,100                               120
Aviva PLC                                                                      12,093                               182
Cigna Corp                                                                      2,400                               128
Lincoln National Corp                                                           1,289                                85
Prudential Financial Inc                                                        1,900                               185
Prudential PLC                                                                 14,378                               221
Unum Group                                                                        100                                 3
                                                                                                      ------------------
                                                                                                                    924
                                                                                                      ------------------
Linen Supply & Related Items (0.01%)
Cintas Corp                                                                       400                                15
                                                                                                      ------------------

Machinery - Construction & Mining (0.21%)
Caterpillar Inc                                                                 2,900                               227
                                                                                                      ------------------

Machinery - Farm (0.14%)
Deere & Co                                                                      1,000                               148
                                                                                                      ------------------

Medical - Biomedical/Gene (0.48%)
Amgen Inc (a)                                                                   5,900                               334
Biogen Idec Inc (a)                                                             1,805                               120
Genzyme Corp (a)                                                                  800                                49
Millipore Corp (a)                                                                100                                 8
                                                                                                      ------------------
                                                                                                                    511
                                                                                                      ------------------
Medical - Drugs (3.17%)
Abbott Laboratories                                                             6,700                               359
Allergan Inc/United States                                                      1,200                                77
AstraZeneca PLC                                                                 1,617                                81
Bristol-Myers Squibb Co                                                         9,200                               265
Dr Reddys Laboratories Ltd ADR                                                    600                                10
Eli Lilly & Co                                                                  4,800                               273
Forest Laboratories Inc (a)                                                     1,500                                56
GlaxoSmithKline PLC                                                             6,648                               176
Merck & Co Inc                                                                  7,900                               408
Novartis AG                                                                     2,906                               160
Novo Nordisk A/S                                                                  617                                75
Pfizer Inc                                                                     27,700                               677
PharMerica Corp (a)                                                               183                                 3
Roche Holding AG                                                                  819                               149
Sanofi-Aventis                                                                  1,207                               102
Schering-Plough Corp                                                            7,600                               240
Wyeth                                                                           5,600                               250
                                                                                                      ------------------
                                                                                                                  3,361
                                                                                                      ------------------
Medical - HMO (0.69%)
Aetna Inc                                                                       3,100                               168
Humana Inc (a)                                                                    900                                63
UnitedHealth Group Inc                                                          6,400                               310
WellPoint Inc (a)                                                               2,400                               190
                                                                                                      ------------------
                                                                                                                    731
                                                                                                      ------------------
Medical - Hospitals (0.02%)
Health Management Associates Inc                                                2,100                                14
Tenet Healthcare Corp (a)                                                       2,600                                 9
                                                                                                      ------------------
                                                                                                                     23
                                                                                                      ------------------
Medical - Nursing Homes (0.02%)
Manor Care Inc                                                                    300                                19
                                                                                                      ------------------


Medical - Wholesale Drug Distribution (0.22%)
AmerisourceBergen Corp                                                          2,200                               100
Cardinal Health Inc                                                             2,200                               137
                                                                                                      ------------------
                                                                                                                    237
                                                                                                      ------------------
Medical Information Systems (0.05%)
IMS Health Inc                                                                  1,800                                55
                                                                                                      ------------------

Medical Instruments (0.48%)
Boston Scientific Corp (a)                                                      3,191                                45
Medtronic Inc                                                                   5,817                               328
St Jude Medical Inc (a)                                                         3,050                               134
                                                                                                      ------------------
                                                                                                                    507
                                                                                                      ------------------
Medical Laboratory & Testing Service (0.06%)
Quest Diagnostics Inc                                                           1,100                                64
                                                                                                      ------------------

Medical Products (1.35%)
Baxter International Inc                                                        3,000                               169
Becton Dickinson & Co                                                           1,200                                99
Covidien Ltd                                                                    1,875                                78
Johnson & Johnson                                                              11,800                               775
Nobel Biocare Holding AG                                                          115                                31
Smith & Nephew PLC                                                              2,636                                32
Stryker Corp                                                                    2,100                               144
Zimmer Holdings Inc (a)                                                         1,200                                97
                                                                                                      ------------------
                                                                                                                  1,425
                                                                                                      ------------------
Metal - Aluminum (0.07%)
Alcoa Inc                                                                       1,800                                70
                                                                                                      ------------------

Metal - Diversified (0.16%)
Freeport-McMoRan Copper & Gold Inc                                                501                                53
Rio Tinto PLC                                                                   1,346                               116
                                                                                                      ------------------
                                                                                                                    169
                                                                                                      ------------------
Metal Processors & Fabrication (0.02%)
Sterlite Industries India Ltd ADR (a)                                           1,200                                22
                                                                                                      ------------------

Multi-Line Insurance (2.55%)
ACE Ltd                                                                         1,100                                67
Allianz SE                                                                      1,427                               333
Allstate Corp/The                                                               3,000                               172
American International Group Inc                                                9,375                               634
Assicurazioni Generali SpA                                                      8,164                               359
AXA SA                                                                          7,988                               357
Cincinnati Financial Corp                                                         315                                14
Hartford Financial Services Group Inc                                           1,700                               157
Loews Corp                                                                      1,800                                87
MetLife Inc                                                                     3,200                               223
XL Capital Ltd                                                                    600                                48
Zurich Financial Services AG                                                      845                               254
                                                                                                      ------------------
                                                                                                                  2,705
                                                                                                      ------------------
Multimedia (0.58%)
McGraw-Hill Cos Inc/The                                                         1,082                                55
Time Warner Inc                                                                13,224                               243
Viacom Inc (a)                                                                  2,482                                97
Walt Disney Co/The                                                              6,438                               221
                                                                                                      ------------------
                                                                                                                    616
                                                                                                      ------------------

Networking Products (0.61%)
Cisco Systems Inc (a)                                                          19,500                               646
                                                                                                      ------------------

Non-Hazardous Waste Disposal (0.06%)
Waste Management Inc                                                            1,700                                64
                                                                                                      ------------------

Office Automation & Equipment (0.10%)
Neopost SA                                                                        113                                16
OCE NV                                                                            281                                 6
Pitney Bowes Inc                                                                  700                                32
Xerox Corp (a)                                                                  3,000                                52
                                                                                                      ------------------
                                                                                                                    106
                                                                                                      ------------------
Office Supplies & Forms (0.02%)
ACCO Brands Corp (a)                                                              141                                 3
Avery Dennison Corp                                                               300                                17
                                                                                                      ------------------
                                                                                                                     20
                                                                                                      ------------------
Oil - Field Services (0.65%)
Baker Hughes Inc                                                                1,400                               126
BJ Services Co                                                                  1,200                                32
Halliburton Co                                                                  3,400                               131
Schlumberger Ltd                                                                3,800                               399
                                                                                                      ------------------
                                                                                                                    688
                                                                                                      ------------------
Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                                              53                                 1
                                                                                                      ------------------

Oil & Gas Drilling (0.17%)
Nabors Industries Ltd (a)                                                       1,000                                31
Transocean Inc (a)                                                              1,300                               147
                                                                                                      ------------------
                                                                                                                    178
                                                                                                      ------------------
Oil Company - Exploration & Production (0.84%)
Anadarko Petroleum Corp                                                         1,700                                91
Apache Corp                                                                     1,200                               108
Devon Energy Corp                                                               1,600                               133
EOG Resources Inc                                                                 800                                58
Oao Gazprom (a)                                                                 6,313                               278
Occidental Petroleum Corp                                                       2,600                               166
XTO Energy Inc                                                                    900                                56
                                                                                                      ------------------
                                                                                                                    890
                                                                                                      ------------------
Oil Company - Integrated (4.50%)
BP PLC                                                                         31,445                               365
Chevron Corp                                                                    7,730                               723
ConocoPhillips                                                                  5,498                               483
Exxon Mobil Corp                                                               21,100                             1,953
Hess Corp                                                                         900                                60
LUKOIL ADR                                                                      2,996                               248
Marathon Oil Corp                                                               2,400                               137
Royal Dutch Shell PLC - A Shares                                                5,765                               238
Royal Dutch Shell PLC - B Shares                                                3,569                               147
Total SA                                                                        5,046                               410
                                                                                                      ------------------
                                                                                                                  4,764
                                                                                                      ------------------
Oil Refining & Marketing (0.33%)
Tupras Turkiye Petrol Rafinerileri AS                                           8,977                               238
Valero Energy Corp                                                              1,700                               114
                                                                                                      ------------------
                                                                                                                    352
                                                                                                      ------------------
Optical Supplies (0.07%)
Bausch & Lomb Inc                                                                 200                                13

Optical Supplies
Cie Generale d'Optique Essilor International SA                                 1,054                                66
                                                                                                      ------------------
                                                                                                                     79
                                                                                                      ------------------
Paper & Related Products (0.07%)
International Paper Co                                                          1,000                                36
MeadWestvaco Corp                                                                 600                                18
Mondi Ltd                                                                         155                                 1
Mondi PLC                                                                         387                                 4
Temple-Inland Inc                                                                 300                                16
                                                                                                      ------------------
                                                                                                                     75
                                                                                                      ------------------
Pharmacy Services (0.21%)
Express Scripts Inc (a)                                                         2,000                               112
Medco Health Solutions Inc (a)                                                  1,250                               113
                                                                                                      ------------------
                                                                                                                    225
                                                                                                      ------------------
Photo Equipment & Supplies (0.03%)
Eastman Kodak Co                                                                1,000                                27
                                                                                                      ------------------

Pipelines (0.10%)
Spectra Energy Corp                                                             1,662                                41
Williams Cos Inc                                                                2,000                                68
                                                                                                      ------------------
                                                                                                                    109
                                                                                                      ------------------
Power Converter & Supply Equipment (0.18%)
Schneider Electric SA                                                           1,504                               190
                                                                                                      ------------------

Printing - Commercial (0.02%)
RR Donnelley & Sons Co                                                            600                                22
                                                                                                      ------------------

Private Corrections (0.00%)
Corrections Corp of America (a)                                                    20                                 1
                                                                                                      ------------------

Property & Casualty Insurance (0.23%)
Chubb Corp                                                                      1,200                                64
Progressive Corp/The                                                            3,900                                76
Travelers Cos Inc/The                                                           2,045                               103
                                                                                                      ------------------
                                                                                                                    243
                                                                                                      ------------------
Publicly Traded Investment Fund (2.56%)
iShares MSCI Mexico Index Fund                                                 22,500                             1,313
Midcap SPDR Trust Series 1                                                         37                                 6
Streettracks Gold Trust (a)                                                    18,900                             1,389
                                                                                                      ------------------
                                                                                                                  2,708
                                                                                                      ------------------
Publishing - Newspapers (0.09%)
Gannett Co Inc                                                                    960                                42
New York Times Co/The                                                             802                                16
Tribune Co                                                                      1,332                                36
                                                                                                      ------------------
                                                                                                                     94
                                                                                                      ------------------
Publishing - Periodicals (0.01%)
Idearc Inc                                                                        325                                10
                                                                                                      ------------------

Quarrying (0.03%)
Vulcan Materials Co                                                               300                                27
                                                                                                      ------------------

Radio (0.00%)
Citadel Broadcasting Corp                                                         525                                 2
Cumulus Media Inc (a)                                                               9                                 -
                                                                                                      ------------------
                                                                                                                      2
                                                                                                      ------------------

Regional Banks (1.02%)
Bank of America Corp                                                           15,691                               789
Capital One Financial Corp                                                      1,300                                86
Comerica Inc                                                                      100                                 5
Fifth Third Bancorp                                                               400                                14
Keycorp                                                                           100                                 3
National City Corp                                                                400                                10
PNC Financial Services Group Inc                                                  200                                14
SunTrust Banks Inc                                                                200                                15
US Bancorp                                                                      1,000                                32
Wachovia Corp                                                                   1,099                                55
Wells Fargo & Co                                                                1,700                                61
                                                                                                      ------------------
                                                                                                                  1,084
                                                                                                      ------------------
Reinsurance (0.04%)
Muenchener Rueckversicherungs Gesellschaft AG                                     196                                38
                                                                                                      ------------------

REITS - Apartments (0.08%)
Equity Residential                                                              2,000                                85
                                                                                                      ------------------

REITS - Diversified (0.11%)
Land Securities Group PLC                                                       3,434                               118
                                                                                                      ------------------

REITS - Hotels (0.04%)
Host Hotels & Resorts Inc                                                       1,710                                38
                                                                                                      ------------------

REITS - Warehouse & Industrial (0.10%)
Prologis                                                                        1,600                               106
                                                                                                      ------------------

Rental - Auto & Equipment (0.01%)
Avis Budget Group Inc (a)                                                         310                                 7
                                                                                                      ------------------

Retail - Apparel & Shoe (0.03%)
Gap Inc/The                                                                       944                                17
Ltd Brands Inc                                                                    728                                17
                                                                                                      ------------------
                                                                                                                     34
                                                                                                      ------------------
Retail - Auto Parts (0.01%)
Autozone Inc (a)                                                                  105                                12
                                                                                                      ------------------

Retail - Bedding (0.01%)
Bed Bath & Beyond Inc (a)                                                         298                                10
                                                                                                      ------------------

Retail - Building Products (0.10%)
Home Depot Inc                                                                  1,893                                61
Lowe's Cos Inc                                                                  1,498                                42
                                                                                                      ------------------
                                                                                                                    103
                                                                                                      ------------------
Retail - Consumer Electronics (0.02%)
Best Buy Co Inc                                                                   553                                25
                                                                                                      ------------------

Retail - Discount (0.63%)
Costco Wholesale Corp                                                           1,375                                85
Family Dollar Stores Inc                                                          359                                10
Target Corp                                                                       849                                54
TJX Cos Inc                                                                       596                                17
Wal-Mart Stores Inc                                                            11,600                               506
                                                                                                      ------------------
                                                                                                                    672
                                                                                                      ------------------
Retail - Drug Store (0.16%)
CVS Caremark Corp                                                               1,500                                59

Retail - Drug Store
Walgreen Co                                                                     2,275                               108
                                                                                                      ------------------
                                                                                                                    167
                                                                                                      ------------------
Retail - Jewelry (0.23%)
Compagnie Financiere Richemont SA                                               3,359                               223
Tiffany & Co                                                                      346                                18
                                                                                                      ------------------
                                                                                                                    241
                                                                                                      ------------------
Retail - Major Department Store (0.02%)
JC Penney Co Inc                                                                  341                                22
                                                                                                      ------------------

Retail - Office Supplies (0.02%)
Staples Inc                                                                       945                                20
                                                                                                      ------------------

Retail - Regional Department Store (0.04%)
Kohl's Corp (a)                                                                   297                                17
Macy's Inc                                                                        716                                23
                                                                                                      ------------------
                                                                                                                     40
                                                                                                      ------------------
Retail - Restaurants (0.82%)
Darden Restaurants Inc                                                            800                                34
McDonald's Corp                                                                 9,169                               499
Starbucks Corp (a)                                                              5,574                               146
Tim Hortons Inc                                                                   812                                28
Wendy's International Inc                                                         600                                21
Yum! Brands Inc                                                                 4,196                               142
                                                                                                      ------------------
                                                                                                                    870
                                                                                                      ------------------
Rubber - Tires (0.11%)
Compagnie Generale des Etablissements Michelin                                    477                                64
Continental AG                                                                    360                                50
                                                                                                      ------------------
                                                                                                                    114
                                                                                                      ------------------
Savings & Loans - Thrifts (0.02%)
Washington Mutual Inc                                                             500                                18
                                                                                                      ------------------

Schools (0.02%)
Apollo Group Inc (a)                                                              300                                18
                                                                                                      ------------------

Semiconductor Component - Integrated Circuits (0.09%)
Analog Devices Inc                                                                900                                33
Linear Technology Corp                                                            900                                31
Maxim Integrated Products Inc                                                   1,200                                35
                                                                                                      ------------------
                                                                                                                     99
                                                                                                      ------------------
Semiconductor Equipment (0.36%)
Applied Materials Inc                                                           5,000                               103
ASML Holding NV (a)                                                             6,043                               200
Kla-Tencor Corp                                                                   800                                45
Novellus Systems Inc (a)                                                          800                                22
Teradyne Inc (a)                                                                  800                                11
Verigy Ltd (a)                                                                    195                                 5
                                                                                                      ------------------
                                                                                                                    386
                                                                                                      ------------------
Soap & Cleaning Products (0.05%)
Reckitt Benckiser PLC                                                             873                                51
                                                                                                      ------------------

Steel - Producers (0.07%)
Nucor Corp                                                                        700                                41
United States Steel Corp                                                          300                                32
                                                                                                      ------------------
                                                                                                                     73
                                                                                                      ------------------

Telecommunication Equipment (0.12%)
Alcatel-Lucent - Warrants (a)                                                     942                                 -
Alcatel-Lucent ADR                                                              3,045                                31
Alcatel-Lucent                                                                  3,643                                38
Avaya Inc (a)                                                                   1,600                                27
Comverse Technology Inc (a)                                                       700                                14
Tellabs Inc (a)                                                                 1,600                                15
                                                                                                      ------------------
                                                                                                                    125
                                                                                                      ------------------
Telecommunication Equipment - Fiber Optics (0.11%)
Corning Inc                                                                     4,300                               106
JDS Uniphase Corp (a)                                                             712                                11
                                                                                                      ------------------
                                                                                                                    117
                                                                                                      ------------------
Telecommunication Services (0.03%)
Embarq Corp                                                                       306                                17
Videsh Sanchar Nigam Ltd ADR                                                      500                                11
                                                                                                      ------------------
                                                                                                                     28
                                                                                                      ------------------
Telephone - Integrated (1.71%)
AT&T Inc                                                                       15,136                               640
BT Group PLC                                                                   10,921                                69
CenturyTel Inc                                                                    500                                23
Deutsche Telekom AG                                                             4,912                                96
Portugal Telecom SGPS SA                                                        3,183                                45
Qwest Communications International Inc (a)                                      5,000                                46
Royal KPN NV                                                                    4,813                                83
Sprint Nextel Corp                                                              6,138                               117
Swisscom AG                                                                       187                                71
Telecom Italia SpA RNC                                                         10,709                                26
Telecom Italia SpA                                                             20,613                                63
Telefonica SA                                                                   8,378                               234
Telefonica SA ADR                                                                   1                                 -
Verizon Communications Inc                                                      6,500                               288
Windstream Corp                                                                   723                                10
                                                                                                      ------------------
                                                                                                                  1,811
                                                                                                      ------------------
Television (0.39%)
CBS Corp                                                                        2,482                                78
Central European Media Enterprises Ltd (a)                                      1,900                               174
TVN SA                                                                         19,824                               164
                                                                                                      ------------------
                                                                                                                    416
                                                                                                      ------------------
Therapeutics (0.10%)
Gilead Sciences Inc (a)                                                         2,600                               106
                                                                                                      ------------------

Tobacco (0.57%)
Altria Group Inc                                                                7,100                               493
ITC Ltd                                                                         4,642                                22
Reynolds American Inc                                                             900                                57
UST Inc                                                                           700                                35
                                                                                                      ------------------
                                                                                                                    607
                                                                                                      ------------------
Tools - Hand Held (0.02%)
Black & Decker Corp                                                               300                                25
                                                                                                      ------------------

Toys (0.03%)
Mattel Inc                                                                      1,400                                33
                                                                                                      ------------------

Transport - Rail (0.31%)
Burlington Northern Santa Fe Corp                                               1,100                                89
CSX Corp                                                                        1,800                                77
Norfolk Southern Corp                                                           1,100                                57

Transport - Rail
Union Pacific Corp                                                                900                               102
                                                                                                      ------------------
                                                                                                                    325
                                                                                                      ------------------
Transport - Services (0.45%)
Deutsche Post AG                                                                3,132                                91
FedEx Corp                                                                      1,000                               105
United Parcel Service Inc                                                       3,700                               278
                                                                                                      ------------------
                                                                                                                    474
                                                                                                      ------------------
Web Portals (0.54%)
Google Inc (a)                                                                    800                               454
Yahoo! Inc (a)                                                                  4,300                               115
                                                                                                      ------------------
                                                                                                                    569
                                                                                                      ------------------
Wireless Equipment (0.86%)
Motorola Inc                                                                    6,900                               128
Nokia OYJ                                                                      11,145                               424
Qualcomm Inc                                                                    4,700                               198
Telefonaktiebolaget LM Ericsson                                                39,500                               158
                                                                                                      ------------------
                                                                                                                    908
                                                                                                      ------------------
TOTAL COMMON STOCKS                                                                                $             65,147
                                                                                                      ------------------
PREFERRED STOCKS (0.01%)
Soap & Cleaning Products (0.01%)
Henkel KGaA                                                                       276                                14
                                                                                                      ------------------
TOTAL PREFERRED STOCKS                                                                             $                 14
                                                                                                      ------------------
                                                                               Principal
                                                                             Amount (000's)              Value (000's)
BONDS (11.44%)
Aerospace & Defense (0.05%)
Systems 2001 Asset Trust LLC
6.66%, 9/15/2013 (c)                                                               50                                53
                                                                                                      ------------------

Asset Backed Securities (1.35%)
Connecticut RRB Special Purpose Trust CL&P
5.67%, 12/30/2010 (d)                                                             175                               173
Credit-Based Asset Servicing and Securitization
5.19%, 6/25/2036 (d)                                                               49                                48
First Franklin Mortgage Loan Asset Backed Certificates
5.20%, 3/25/2035 (d)                                                               14                                14
5.18%, 7/25/2036 (d)                                                               74                                73
5.18%, 3/25/2037 (d)                                                              129                               128
Fremont Home Loan Trust
5.18%, 10/25/2036 (d)                                                             122                               121
GSAMP Trust
5.20%, 6/25/2036 (d)                                                               44                                44
5.20%, 1/25/2037 (d)                                                               86                                86
Long Beach Mortgage Loan Trust
5.22%, 1/25/2036 (d)                                                               45                                45
PSE&G Transition Funding LLC
6.75%, 6/15/2016                                                                  250                               267
RAAC Series
5.23%, 9/25/2045 (d)                                                               34                                34
Residential Asset Mortgage Products Inc
5.20%, 8/25/2036 (d)                                                              108                               108
Securitized Asset Backed Receivables LLC Trust
5.20%, 11/25/2035 (d)                                                              17                                17
5.24%, 2/25/2037 (d)                                                              130                               129
Soundview Home Equity Loan Trust
5.24%, 2/25/2037 (d)                                                              112                               111

Asset Backed Securities
Structured Asset Investment Loan Trust
5.20%, 2/25/2036 (d)                                                               30                                30
                                                                                                      ------------------
                                                                                                                  1,428
                                                                                                      ------------------
Auto - Car & Light Trucks (0.02%)
Daimler Finance North America LLC
7.20%, 9/ 1/2009                                                                   20                                21
8.50%, 1/18/2031                                                                    5                                 6
                                                                                                      ------------------
                                                                                                                     27
                                                                                                      ------------------
Brewery (0.08%)
FBG Finance Ltd
5.13%, 6/15/2015 (c)                                                               45                                42
Miller Brewing Co
4.25%, 8/15/2008 (c)                                                               40                                40
                                                                                                      ------------------
                                                                                                                     82
                                                                                                      ------------------
Cable TV (0.09%)
Comcast Cable Communications LLC
6.75%, 1/30/2011                                                                   25                                26
7.13%, 6/15/2013                                                                    5                                 5
Comcast Corp
6.50%, 1/15/2015                                                                   10                                11
Echostar DBS Corp
6.38%, 10/ 1/2011                                                                  55                                55
                                                                                                      ------------------
                                                                                                                     97
                                                                                                      ------------------
Chemicals - Diversified (0.02%)
ICI Wilmington Inc
4.38%, 12/ 1/2008                                                                  20                                20
                                                                                                      ------------------

Consumer Products - Miscellaneous (0.05%)
Clorox Co
5.83%, 12/14/2007 (d)                                                              50                                50
                                                                                                      ------------------

Credit Card Asset Backed Securities (0.72%)
American Express Credit Account Master Trust
5.75%, 10/15/2012 (d)                                                             125                               124
Capital One Multi-Asset Execution Trust
5.65%, 7/15/2020 (b)                                                              100                               101
Citibank Credit Card Issuance Trust
5.20%, 3/22/2012 (d)                                                              150                               149
4.40%, 6/20/2014 (d)                                                              250                               243
5.65%, 9/20/2019 (b)                                                              150                               149
                                                                                                      ------------------
                                                                                                                    766
                                                                                                      ------------------
Diversified Financial Services (0.11%)
AXA Financial Inc
6.50%, 4/ 1/2008                                                                   20                                20
General Electric Capital Corp
4.25%, 12/ 1/2010                                                                  25                                24
5.63%, 9/15/2017                                                                   75                                75
                                                                                                      ------------------
                                                                                                                    119
                                                                                                      ------------------
Diversified Operations (0.05%)
Capmark Financial Group Inc
5.88%, 5/10/2012 (c)                                                               35                                32
6.30%, 5/10/2017 (c)                                                               20                                17
                                                                                                      ------------------
                                                                                                                     49
                                                                                                      ------------------

Drug Delivery Systems (0.05%)
Hospira Inc
5.68%, 3/30/2010 (d)                                                               55                                54
                                                                                                      ------------------

Electric - Distribution (0.02%)
Detroit Edison Co/The
6.13%, 10/ 1/2010                                                                  25                                26
                                                                                                      ------------------

Electric - Integrated (0.34%)
Appalachian Power Co
5.65%, 8/15/2012                                                                   15                                15
Arizona Public Service Co
5.80%, 6/30/2014                                                                   40                                40
Consumers Energy Co
4.80%, 2/17/2009                                                                   25                                25
4.00%, 5/15/2010                                                                   15                                15
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                   20                                20
6.47%, 12/ 8/2008 (c)(d)                                                           35                                35
5.98%, 12/ 1/2009 (d)                                                              20                                20
Nisource Finance Corp
6.06%, 11/23/2009 (d)                                                              30                                30
7.88%, 11/15/2010                                                                  35                                37
Ohio Power Co
6.00%, 6/ 1/2016                                                                   40                                40
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                                    6                                 6
Texas Competitive Electric Holdings Co
7.00%, 3/15/2013                                                                   25                                27
Union Electric Co
6.40%, 6/15/2017                                                                   40                                41
Wisconsin Electric Power Co
3.50%, 12/ 1/2007                                                                  10                                10
                                                                                                      ------------------
                                                                                                                    361
                                                                                                      ------------------
Electric Products - Miscellaneous (0.02%)
LG Electronics Inc
5.00%, 6/17/2010 (c)                                                               25                                25
                                                                                                      ------------------

Finance - Auto Loans (0.07%)
GMAC LLC
6.88%, 9/15/2011                                                                   75                                71
                                                                                                      ------------------

Finance - Commercial (0.04%)
Caterpillar Financial Services Corp
3.63%, 11/15/2007                                                                  10                                10
CIT Group Inc
3.65%, 11/23/2007                                                                  30                                30
                                                                                                      ------------------
                                                                                                                     40
                                                                                                      ------------------
Finance - Consumer Loans (0.18%)
American General Finance Corp
4.63%, 9/ 1/2010                                                                   25                                24
HSBC Finance Corp
4.13%, 12/15/2008                                                                  15                                15
6.75%, 5/15/2011                                                                  105                               110
SLM Corp
4.00%, 1/15/2010                                                                   40                                37
                                                                                                      ------------------
                                                                                                                    186
                                                                                                      ------------------

Finance - Credit Card (0.07%)
MBNA Corp
5.79%, 5/ 5/2008 (d)                                                               70                                70
                                                                                                      ------------------

Finance - Investment Banker & Broker (0.10%)
Goldman Sachs Group Inc/The
6.45%, 5/ 1/2036                                                                   15                                15
JPMorgan Chase & Co
6.00%, 2/15/2009                                                                   90                                91
                                                                                                      ------------------
                                                                                                                    106
                                                                                                      ------------------
Finance - Mortgage Loan/Banker (2.85%)
Countrywide Home Loans Inc
3.25%, 5/21/2008                                                                   30                                29
Fannie Mae
4.63%, 10/15/2014                                                               1,900                             1,878
Freddie Mac
6.25%, 7/15/2032                                                                  800                               909
Nationwide Building Society
4.25%, 2/ 1/2010 (c)                                                               60                                59
SLM Student Loan Trust
5.35%, 10/25/2014 (d)                                                             141                               141
                                                                                                      ------------------
                                                                                                                  3,016
                                                                                                      ------------------
Food - Miscellaneous/Diversified (0.06%)
ConAgra Foods Inc
7.00%, 10/ 1/2028                                                                  15                                16
8.25%, 9/15/2030                                                                   20                                23
General Mills Inc
3.88%, 11/30/2007                                                                  25                                25
                                                                                                      ------------------
                                                                                                                     64
                                                                                                      ------------------
Food - Retail (0.07%)
Delhaize America Inc
9.00%, 4/15/2031                                                                   51                                61
Kroger Co/The
6.40%, 8/15/2017                                                                   15                                15
                                                                                                      ------------------
                                                                                                                     76
                                                                                                      ------------------
Home Equity - Other (0.62%)
ACE Securities Corp
5.45%, 5/25/2034 (d)                                                               22                                21
Argent Securities Inc
5.18%, 10/25/2036 (d)                                                             118                               117
Bayview Financial Acquisition Trust
5.24%, 11/28/2036 (b)(d)                                                           57                                56
Bear Stearns Asset Backed Securities Inc
5.33%, 9/25/2034 (d)                                                               15                                15
Citigroup Mortgage Loan Trust Inc
5.20%, 8/25/2036 (d)                                                               35                                35
Countrywide Asset-Backed Certificates
5.24%, 6/25/2035 (d)                                                               71                                71
Option One Mortgage Loan Trust
5.18%, 7/25/2036 (d)                                                               49                                49
Residential Asset Securities Corp
5.73%, 6/25/2032 (d)                                                               61                                61
Securitized Asset Backed Receivables LLC Trust
5.21%, 11/25/2036 (d)                                                             122                               121
Soundview Home Equity Loan Trust
5.21%, 1/25/2037 (d)                                                               80                                79

Home Equity - Other
Structured Asset Securities Corp
5.48%, 12/25/2034 (d)                                                              28                                27
                                                                                                      ------------------
                                                                                                                    652
                                                                                                      ------------------
Medical - HMO (0.01%)
WellPoint Inc
3.75%, 12/14/2007                                                                  10                                10
                                                                                                      ------------------

Mortgage Backed Securities (2.00%)
Banc of America Commercial Mortgage Inc
5.84%, 6/10/2049 (d)                                                              200                               201
Citigroup Commercial Mortgage Trust
5.89%, 12/10/2049                                                                 200                               202
Commercial Mortgage Pass-Through Certificates
6.01%, 12/10/2049 (d)                                                             200                               204
Credit Suisse Mortgage Capital Certificates
5.91%, 6/15/2039 (d)                                                              175                               177
Greenwich Capital Commercial Funding Co
5.44%, 1/10/2017 (d)                                                              200                               198
GS Mortgage Securities Corp II
5.99%, 8/10/2045 (d)                                                              200                               203
JP Morgan Chase Commercial Mortgage Securities Corp
5.94%, 2/12/2049 (d)                                                              150                               152
6.01%, 6/15/2049                                                                  150                               152
LB Commercial Conduit Mortgage Trust
6.13%, 7/15/2044 (d)                                                              100                               103
Wachovia Bank Commercial Mortgage Trust
5.34%, 12/15/2043 (d)                                                             200                               196
5.93%, 6/15/2049 (d)                                                              225                               227
6.10%, 2/15/2051 (d)                                                              100                               103
                                                                                                      ------------------
                                                                                                                  2,118
                                                                                                      ------------------
Multimedia (0.11%)
Time Warner Inc
5.73%, 11/13/2009 (d)                                                              80                                79
Viacom Inc
6.88%, 4/30/2036                                                                   40                                40
                                                                                                      ------------------
                                                                                                                    119
                                                                                                      ------------------
Non-Hazardous Waste Disposal (0.01%)
Waste Management Inc
7.38%, 8/ 1/2010                                                                   10                                11
                                                                                                      ------------------

Pipelines (0.13%)
CenterPoint Energy Resources Corp
7.88%, 4/ 1/2013                                                                    5                                 6
6.25%, 2/ 1/2037                                                                   15                                15
Consolidated Natural Gas Co
6.25%, 11/ 1/2011                                                                  15                                15
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016                                                                   45                                41
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                   40                                40
Texas Eastern Transmission LP
7.00%, 7/15/2032                                                                   20                                21
                                                                                                      ------------------
                                                                                                                    138
                                                                                                      ------------------
Power Converter & Supply Equipment (0.03%)
Cooper Industries Inc
5.25%, 11/15/2012                                                                  35                                35
                                                                                                      ------------------

Real Estate Operator & Developer (0.06%)
Brascan Corp
7.13%, 6/15/2012                                                                   40                                43
Brookfield Asset Management Inc
5.80%, 4/25/2017                                                                   25                                25
                                                                                                      ------------------
                                                                                                                     68
                                                                                                      ------------------
Retail - Building Products (0.06%)
Home Depot Inc
5.82%, 12/16/2009 (d)                                                              65                                64
                                                                                                      ------------------

Retail - Drug Store (0.08%)
CVS Caremark Corp
5.75%, 8/15/2011                                                                   15                                15
5.75%, 6/ 1/2017                                                                   25                                25
CVS Lease Pass Through
6.04%, 12/10/2028 (c)                                                              44                                43
                                                                                                      ------------------
                                                                                                                     83
                                                                                                      ------------------
Retail - Regional Department Store (0.04%)
Macys Retail Holdings Inc
5.95%, 11/ 1/2008                                                                  45                                45
                                                                                                      ------------------

Retail - Restaurants (0.04%)
Yum! Brands Inc
8.88%, 4/15/2011                                                                   35                                39
                                                                                                      ------------------

Savings & Loans - Thrifts (0.06%)
Washington Mutual Bank
5.50%, 1/15/2013                                                                   30                                29
Washington Mutual Inc
8.25%, 4/ 1/2010                                                                   35                                37
                                                                                                      ------------------
                                                                                                                     66
                                                                                                      ------------------
Sovereign Agency (1.13%)
Federal Home Loan Bank Discount Notes
0.00%, 10/19/2007 (a)                                                           1,200                             1,197
                                                                                                      ------------------

Special Purpose Entity (0.26%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/2011 (c)                                                              110                               113
Farmers Exchange Capital
7.05%, 7/15/2028 (c)                                                              110                               110
Xlliac Global Funding
4.80%, 8/10/2010 (c)                                                               55                                55
                                                                                                      ------------------
                                                                                                                    278
                                                                                                      ------------------
Telephone - Integrated (0.34%)
AT&T Corp
7.30%, 11/15/2011 (d)                                                              12                                13
8.00%, 11/15/2031 (d)                                                              45                                55
AT&T Inc
6.15%, 9/15/2034                                                                   25                                25
France Telecom SA
8.50%, 3/ 1/2031 (d)                                                               40                                51
Sprint Capital Corp
8.75%, 3/15/2032                                                                    5                                 6
Telecom Italia Capital SA
4.00%, 11/15/2008                                                                  25                                25
4.00%, 1/15/2010                                                                   30                                29
Telefonica Europe BV
8.25%, 9/15/2030                                                                   45                                54
Telephone - Integrated
Verizon New England Inc
6.50%, 9/15/2011                                                                   95                                98
                                                                                                      ------------------
                                                                                                                    356
                                                                                                      ------------------
Transport - Rail (0.02%)
Union Pacific Corp
6.79%, 11/ 9/2007                                                                  15                                15
6.63%, 2/ 1/2008                                                                   10                                10
                                                                                                      ------------------
                                                                                                                     25
                                                                                                      ------------------
Transport - Services (0.03%)
FedEx Corp
7.25%, 2/15/2011                                                                   30                                32
                                                                                                      ------------------
TOTAL BONDS                                                                                        $             12,122
                                                                                                      ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (18.69%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.15%)
7.50%, 10/ 1/2030                                                                  28                                30
4.50%, 1/ 1/2036                                                                  744                               691
12.00%, 7/ 1/2010                                                                   9                                 9
12.00%, 7/ 1/2013                                                                  10                                11
12.00%, 6/ 1/2015                                                                  16                                18
11.50%, 10/ 1/2015                                                                 19                                21
10.00%, 9/ 1/2017                                                                  11                                12
5.64%, 1/ 1/2037                                                                  118                               118
5.76%, 1/ 1/2037                                                                  177                               178
5.88%, 4/ 1/2037                                                                  124                               126
                                                                                                      ------------------
                                                                                                                  1,214
                                                                                                      ------------------
Federal National Mortgage Association (FNMA) (9.59%)
4.50%, 11/ 1/2022 (e)(f)                                                          700                               674
7.00%, 6/ 1/2032                                                                   76                                79
7.00%, 10/ 1/2032                                                                  50                                52
7.00%, 10/ 1/2034                                                                  27                                28
5.50%, 10/ 1/2037 (e)                                                           1,400                             1,371
6.50%, 10/ 1/2037 (e)                                                             600                               611
7.00%, 10/ 1/2037 (e)                                                              50                                52
5.00%, 11/ 1/2037 (e)(f)                                                        1,450                             1,382
5.50%, 11/ 1/2037 (e)(f)                                                        1,400                             1,372
7.00%, 11/ 1/2037 (e)(f)                                                          150                               155
8.00%, 2/ 1/2012                                                                   12                                12
10.00%, 4/ 1/2016                                                                  12                                13
4.50%, 9/ 1/2022                                                                  700                               674
7.00%, 4/ 1/2023                                                                    2                                 2
7.50%, 4/ 1/2030                                                                    1                                 1
7.50%, 6/ 1/2030                                                                   47                                50
7.50%, 11/ 1/2030                                                                   7                                 7
7.50%, 2/ 1/2031                                                                   23                                24
8.00%, 12/ 1/2031                                                                   3                                 4
8.50%, 5/ 1/2032                                                                   52                                56
7.50%, 6/ 1/2032                                                                   43                                44
6.50%, 12/ 1/2032                                                                 201                               206
7.50%, 9/ 1/2035                                                                   86                                90
7.00%, 1/ 1/2036 (d)                                                              349                               355
7.00%, 3/ 1/2036 (d)                                                              153                               156
7.03%, 3/ 1/2036 (d)                                                              173                               176
7.47%, 4/ 1/2036 (d)                                                              238                               243
7.49%, 4/ 1/2036 (d)                                                              368                               376
7.42%, 5/ 1/2036 (d)                                                              178                               182
7.44%, 5/ 1/2036 (d)                                                              174                               178
7.49%, 5/ 1/2036 (b)(d)                                                           193                               197

Federal National Mortgage Association (FNMA)
7.48%, 7/ 1/2036 (d)                                                              326                               333
7.50%, 8/ 1/2036 (d)                                                              123                               126
6.03%, 4/ 1/2037 (b)                                                              118                               119
6.12%, 4/ 1/2037 (b)                                                              111                               113
4.50%, 5/ 1/2037                                                                  700                               649
                                                                                                      ------------------
                                                                                                                 10,162
                                                                                                      ------------------
Government National Mortgage Association (GNMA) (0.03%)
12.00%, 12/15/2012                                                                 21                                24
10.50%, 4/15/2014                                                                  10                                12
                                                                                                      ------------------
                                                                                                                     36
                                                                                                      ------------------
U.S. Treasury (7.92%)
4.88%, 1/31/2009                                                                  800                               809
4.88%, 5/15/2009                                                                4,600                             4,666
4.63%, 2/29/2012                                                                  800                               814
4.25%, 8/15/2013                                                                2,100                             2,098
                                                                                                      ------------------
                                                                                                                  8,387
                                                                                                      ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $             19,799
                                                                                                      ------------------
SHORT TERM INVESTMENTS (1.23%)
Commercial Paper (1.23%)
Investment in Joint Trading Account; Federal Home Loan Bank
0.94%, 10/17/2007                                                               1,300                             1,297
                                                                                                      ------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $              1,297
                                                                                                      ------------------
Total Investments                                                                                  $             98,379
Other Assets in Excess of Liabilities, Net - 7.13%                                                                7,556
                                                                                                      ------------------
TOTAL NET ASSETS - 100.00%                                                                         $            105,935
                                                                                                      ==================
                                                                                                      ------------------

                                                                                                      ==================

(a)  Non-Income Producing Security

(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $776 or 0.73% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $624 or 0.59% of net assets.


(d)  Variable Rate

(e) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(f)  Security purchased on a when-issued basis.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $             21,824
Unrealized Depreciation                                      (1,368)
                                                   ------------------
Net Unrealized Appreciation (Depreciation)                    20,456
Cost for federal income tax purposes                          77,923
All dollar amounts are shown in thousands (000's)



                                                   Futures Contracts
                                                                                                 Current           Unrealized
                                                  Number of         Original                     Market           Appreciation/
Type                                              Contracts           Value                       Value          (Depreciation)
------------------------------------------------- ---------- ------------------------ ------------------- -----
Buy:
AUST 10Y BOND; December 2007                         11                         $982                $964               (18)
FTSE 100 IDX; December 2007                           5                          648                 667                 19
HANG SENG INDEX; October 2007                         6                        1,022               1,049                 27
H-SHARES INDEX; October 2007                         12                        1,257               1,327                 70
LONG GILT; December 2007                              6                        1,315               1,313                (2)
MSCI SING IX; October 2007                            7                          420                 430                 10
SGX CNX NIFTY ETS; October 2007                      29                        1,450               1,461                 11



                                                                                                Current               Unrealized
                                                  Number of         Original                    Market               Appreciation/
Type                                              Contracts           Value                      Value              (Depreciation)
------------------------------------------------- ---------- ------------------------ --------- ------------
Buy: (continued)
SPI 200; December 2007                                7                         $991              $1,026                 35
TOPIX INDEX, September 2007                          24                        3,178               3,393                215
US LONG BOND; December 2007                           9                        1,001               1,002                  1
Sell:
DJ EURO STOXX 50; December 2007                       3                          189                 189                (0)
RUSSELL MINI; December 2007                          12                          977                 976                  1
S&P 500 EMINI; December 2007                         32                        2,463               2,461                  2
S&P MID 400 EMINI; December 2007                     12                        1,074               1,072                  2
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Sector                                                           Percent
-------------------------------------------------------------------------
Government                                                        12.90%
Mortgage Securities                                               12.77%
Consumer, Non-cyclical                                            12.45%
Financial                                                         11.20%
Communications                                                     7.69%
Industrial                                                         7.48%
Energy                                                             6.72%
Technology                                                         5.77%
Funds                                                              5.28%
Consumer, Cyclical                                                 4.06%
Asset Backed Securities                                            2.82%
Utilities                                                          2.23%
Basic Materials                                                    1.25%
Diversified                                                        0.25%
Other Assets in Excess of Liabilities, Net                         7.13%
                                                       ------------------
TOTAL NET ASSETS                                                 100.00%
                                                       ==================

Other Assets Summary (unaudited)
-------------------------------------------------------------------------
Asset Type                                                       Percent
-------------------------------------------------------------------------
Currency Contracts                                                79.27%
Futures                                                           16.36%



                                 Foreign Currency Contracts

            Foreign Currency  Delivery    Contracts   In         Value     Net Unrealized Appreciation
           Purchase Contracts   Date      to Accept   Exchange
                                                         For
----------------------------- ---------- ------------ ---------- ------- ---------------------------------

----------------------------- ---------- ------------ ---------- ------- ---------------------------------
Japanese Yen                  12/13/2007 587,912,060     $5,209  $5,166                             $(43)
Norwegian Krone               12/13/2007     836,185        149     155                                 6
Swedish Krona                 12/13/2007   1,554,053        234     242                                 8
Singapore Dollar              12/13/2007     246,244        164     167                                 3
British Pounds                12/13/2007   2,300,817      4,662   4,699                                37
Australian Dollar             12/13/2007  12,113,419     10,167  10,711                               544
Canadian Dollar               12/13/2007   1,507,325      1,456   1,517                                61
Swiss Francs                  12/13/2007     977,341        831     844                                13
Chinese Renminbi              10/17/2007 126,427,342     16,877  16,897                                20
Euro                          12/13/2007   6,840,787      9,536   9,767                               231

            Foreign Currency  Delivery    Contracts   In         Value     Net Unrealized Appreciation
             Sale Contracts     Date     to Deliver   Exchange
                                                         For
----------------------------- ---------- ------------ ---------- ------- ---------------------------------

----------------------------- ---------- ------------ ---------- ------- ---------------------------------
Japanese Yen                  12/13/2007 160,313,763     $1,420  $1,409                               $11
South Africa Rand             12/13/2007      12,541          2       2                               (0)
Canadian Dollar               12/13/2007   4,739,727      4,574   4,771                             (197)
Swiss Francs                  12/13/2007   1,739,011      1,479   1,502                              (23)
Chinese Renminbi              10/17/2007  87,951,979     11,769  11,755                                14
Euro                          12/13/2007   4,976,538      6,940   7,105                             (165)
British Pounds                12/13/2007   2,050,091      4,155   4,187                              (32)
Australian Dollar             12/13/2007   3,483,348      2,925   3,080                             (155)

All dollar amounts are shown in thousands (000's)



Schedule of Investments

September 30, 2007 (unaudited)
Balanced Account

                                                                       Shares Held                 Value (000's)
COMMON STOCKS (63.86%)
Advertising Agencies (0.29%)
Interpublic Group of Companies Inc (a)                                     6,560              $                 68
Omnicom Group Inc                                                          5,300                               255
                                                                                                 ------------------
                                                                                                               323
                                                                                                 ------------------
Advertising Services (0.09%)
inVentiv Health Inc (a)                                                      676                                30
WPP Group PLC ADR (b)                                                        981                                66
                                                                                                 ------------------
                                                                                                                96
                                                                                                 ------------------
Aerospace & Defense (1.32%)
Boeing Co (b)                                                              4,091                               430
Esterline Technologies Corp (a)                                              610                                35
General Dynamics Corp                                                      4,004                               338
Lockheed Martin Corp                                                       3,467                               376
Raytheon Co                                                                3,316                               212
Teledyne Technologies Inc (a)                                                829                                44
TransDigm Group Inc (a)                                                      440                                20
                                                                                                 ------------------
                                                                                                             1,455
                                                                                                 ------------------
Aerospace & Defense Equipment (0.32%)
BE Aerospace Inc (a)                                                       1,340                                56
Moog Inc (a)(b)                                                              424                                19
Triumph Group Inc (b)                                                        170                                14
United Technologies Corp                                                   3,248                               261
                                                                                                 ------------------
                                                                                                               350
                                                                                                 ------------------
Agricultural Chemicals (0.18%)
Mosaic Co/The (a)                                                          3,683                               197
                                                                                                 ------------------

Airlines (0.24%)
Air France-KLM ADR                                                           700                                26
Allegiant Travel Co (a)(b)                                                   417                                13
AMR Corp (a)(b)                                                              870                                19
Continental Airlines Inc (a)(b)                                            3,000                                99
Deutsche Lufthansa AG ADR (b)                                              1,800                                52
Republic Airways Holdings Inc (a)(b)                                         490                                10
UAL Corp (a)(b)                                                              990                                46
                                                                                                 ------------------
                                                                                                               265
                                                                                                 ------------------
Apparel Manufacturers (0.27%)
Coach Inc (a)                                                              4,028                               191
Guess ? Inc                                                                  596                                29
Gymboree Corp (a)(b)                                                         420                                15
Oxford Industries Inc (b)                                                    231                                 8
Phillips-Van Heusen (b)                                                    1,010                                53
                                                                                                 ------------------
                                                                                                               296
                                                                                                 ------------------
Applications Software (0.98%)
Microsoft Corp                                                            35,290                             1,040
Progress Software Corp (a)                                                   730                                22
Verint Systems Inc (a)                                                       703                                18
                                                                                                 ------------------
                                                                                                             1,080
                                                                                                 ------------------

Athletic Footwear (0.23%)
Nike Inc                                                                   4,385                               257
                                                                                                 ------------------

Audio & Video Products (0.16%)
Matsushita Electric Industrial Co Ltd ADR                                  5,700                               106
Sony Corp ADR                                                              1,400                                67
                                                                                                 ------------------
                                                                                                               173
                                                                                                 ------------------
Auto - Car & Light Trucks (0.36%)
Fiat SpA ADR                                                               2,800                                84
Ford Motor Co (a)(b)                                                       4,890                                41
Nissan Motor Co Ltd ADR (b)                                                4,325                                87
Toyota Motor Corp ADR (b)                                                  1,615                               189
                                                                                                 ------------------
                                                                                                               401
                                                                                                 ------------------
Auto Repair Centers (0.00%)
Monro Muffler Inc (b)                                                         84                                 3
                                                                                                 ------------------

Auto/Truck Parts & Equipment - Original (0.00%)
Tenneco Inc (a)(b)                                                           150                                 5
                                                                                                 ------------------

Auto/Truck Parts & Equipment - Replacement (0.01%)
Aftermarket Technology Corp (a)                                              448                                14
                                                                                                 ------------------

Batteries & Battery Systems (0.09%)
Energizer Holdings Inc (a)                                                   700                                77
Greatbatch Inc (a)(b)                                                        630                                17
                                                                                                 ------------------
                                                                                                                94
                                                                                                 ------------------
Beverages - Non-Alcoholic (0.99%)
Coca-Cola Co/The                                                          10,586                               608
PepsiCo Inc                                                                6,633                               486
                                                                                                 ------------------
                                                                                                             1,094
                                                                                                 ------------------
Beverages - Wine & Spirits (0.10%)
Central European Distribution Corp (a)(b)                                    760                                37
Diageo PLC ADR                                                               846                                74
                                                                                                 ------------------
                                                                                                               111
                                                                                                 ------------------
Brewery (0.37%)
Anheuser-Busch Cos Inc                                                     6,141                               307
SABMiller PLC ADR                                                          3,605                               102
                                                                                                 ------------------
                                                                                                               409
                                                                                                 ------------------
Broadcasting Services & Programming (0.08%)
Liberty Media Corp - Capital Series A (a)                                    666                                83
                                                                                                 ------------------

Building - Mobile Home & Manufactured Housing (0.01%)
Williams Scotsman International Inc (a)(b)                                   395                                11
                                                                                                 ------------------

Building & Construction Products - Miscellaneous (0.03%)
Interline Brands Inc (a)(b)                                                1,000                                23
NCI Building Systems Inc (a)(b)                                              340                                15
                                                                                                 ------------------
                                                                                                                38
                                                                                                 ------------------
Building Products - Cement & Aggregate (0.16%)
CRH PLC ADR (b)                                                            3,641                               146
Texas Industries Inc (b)                                                     433                                34
                                                                                                 ------------------
                                                                                                               180
                                                                                                 ------------------
Building Products - Doors & Windows (0.01%)
Apogee Enterprises Inc (b)                                                   404                                10
                                                                                                 ------------------


Building Products - Light Fixtures (0.03%)
Genlyte Group Inc (a)                                                        492                                32
                                                                                                 ------------------

Cable TV (0.10%)
Comcast Corp (a)                                                           4,620                               112
                                                                                                 ------------------

Cellular Telecommunications (0.16%)
Vodafone Group PLC ADR (b)                                                 4,911                               178
                                                                                                 ------------------

Chemicals - Diversified (0.33%)
BASF AG ADR (b)                                                              787                               108
Celanese Corp                                                              4,970                               194
FMC Corp                                                                     768                                40
Rockwood Holdings Inc (a)(b)                                                 590                                21
                                                                                                 ------------------
                                                                                                               363
                                                                                                 ------------------
Chemicals - Plastics (0.01%)
Landec Corp (a)(b)                                                           580                                 9
                                                                                                 ------------------

Chemicals - Specialty (0.34%)
Albemarle Corp                                                             1,140                                50
Arch Chemicals Inc (b)                                                     1,000                                47
International Flavors & Fragrances Inc                                     2,569                               136
Lubrizol Corp                                                              1,680                               109
OM Group Inc (a)(b)                                                          700                                37
                                                                                                 ------------------
                                                                                                               379
                                                                                                 ------------------
Coatings & Paint (0.20%)
Sherwin-Williams Co/The                                                    3,383                               222
                                                                                                 ------------------

Collectibles (0.02%)
RC2 Corp (a)(b)                                                              757                                21
                                                                                                 ------------------

Commercial Banks (1.96%)
Alabama National Bancorporation (b)                                          190                                15
Allied Irish Banks PLC ADR                                                 1,100                                53
Bancfirst Corp                                                               164                                 7
Banco Bilbao Vizcaya Argentaria SA ADR                                     4,800                               112
Banco Santander SA ADR                                                     8,732                               169
Bank of Hawaii Corp (b)                                                      672                                35
Bank of Ireland ADR (b)                                                    1,510                               114
Bank of Nova Scotia (b)                                                    3,140                               165
Barclays PLC ADR                                                           2,609                               127
BB&T Corp                                                                  1,970                                80
Central Pacific Financial Corp (b)                                           851                                25
City Bank/Lynnwood WA (b)                                                    361                                10
City Holding Co                                                              346                                13
Colonial BancGroup Inc/The                                                 1,476                                32
Columbia Banking System Inc (b)                                              290                                 9
Community Bancorp/NV (a)(b)                                                  303                                 8
Cullen/Frost Bankers Inc                                                     618                                31
Deutsche Bank AG (b)                                                         850                               109
East West Bancorp Inc (b)                                                  1,253                                45
First Community Bancorp Inc/CA (b)                                           209                                11
First State Bancorporation/NM (b)                                            300                                 6
Green Bankshares Inc (b)                                                     318                                12
HBOS PLC ADR                                                               4,594                                85
Heartland Financial USA Inc (b)                                              156                                 3
Heritage Commerce Corp (b)                                                    91                                 2
IBERIABANK Corp                                                              155                                 8

Commercial Banks
Imperial Capital Bancorp Inc                                                 173                                 5
Integra Bank Corp                                                            550                                10
Kookmin Bank ADR (b)                                                       1,031                                84
M&T Bank Corp                                                              1,310                               135
National Bank of Greece SA ADR (b)                                         8,548                               110
Pinnacle Financial Partners Inc (a)(b)                                       311                                 9
Preferred Bank/Los Angeles CA                                                576                                23
Prosperity Bancshares Inc (b)                                                657                                22
Royal Bank of Canada                                                       2,700                               150
Security Bank Corp/GA (b)                                                    230                                 3
Southwest Bancorp Inc/Stillwater OK                                          262                                 5
Sterling Bancshares Inc/TX (b)                                             1,055                                12
Sterling Financial Corp/WA                                                 1,401                                38
SVB Financial Group (a)(b)                                                   570                                27
Toronto-Dominion Bank                                                      1,833                               140
Trustmark Corp (b)                                                           390                                11
Vineyard National Bancorp                                                    437                                 7
Webster Financial Corp                                                       560                                24
West Coast Bancorp/OR                                                        326                                 9
Wilshire Bancorp Inc                                                         390                                 4
Zions Bancorporation (b)                                                     710                                49
                                                                                                 ------------------
                                                                                                             2,163
                                                                                                 ------------------
Commercial Services (0.02%)
Steiner Leisure Ltd (a)(b)                                                   460                                20
                                                                                                 ------------------

Commercial Services - Finance (0.18%)
Equifax Inc                                                                4,026                               154
Morningstar Inc (a)(b)                                                       315                                19
Wright Express Corp (a)(b)                                                   659                                24
                                                                                                 ------------------
                                                                                                               197
                                                                                                 ------------------
Communications Software (0.02%)
DivX Inc (a)                                                               1,260                                19
                                                                                                 ------------------

Computer Aided Design (0.05%)
Ansys Inc (a)(b)                                                             930                                32
Aspen Technology Inc (a)(b)                                                1,960                                28
                                                                                                 ------------------
                                                                                                                60
                                                                                                 ------------------
Computer Graphics (0.03%)
Trident Microsystems Inc (a)(b)                                            2,305                                37
                                                                                                 ------------------

Computer Services (0.17%)
Ciber Inc (a)(b)                                                           2,440                                19
Electronic Data Systems Corp                                               4,010                                88
Manhattan Associates Inc (a)(b)                                            1,070                                29
Ness Technologies Inc (a)(b)                                               1,350                                15
SI International Inc (a)                                                     361                                10
SYKES Enterprises Inc (a)(b)                                               1,667                                28
                                                                                                 ------------------
                                                                                                               189
                                                                                                 ------------------
Computer Software (0.01%)
Double-Take Software Inc (a)                                                 720                                14
                                                                                                 ------------------

Computers (2.36%)
Apple Inc (a)                                                              4,689                               720
Dell Inc (a)                                                               5,831                               161
Hewlett-Packard Co                                                        13,475                               671
International Business Machines Corp (b)                                   7,046                               830

Computers
Sun Microsystems Inc (a)                                                  40,293                               226
                                                                                                 ------------------
                                                                                                             2,608
                                                                                                 ------------------
Computers - Integrated Systems (0.13%)
NCR Corp (a)                                                               2,944                               147
                                                                                                 ------------------

Computers - Memory Devices (0.23%)
EMC Corp/Massachusetts (a)                                                 8,130                               169
TDK Corp ADR (b)                                                             950                                83
                                                                                                 ------------------
                                                                                                               252
                                                                                                 ------------------
Consulting Services (0.12%)
Accenture Ltd                                                              1,600                                65
FTI Consulting Inc (a)(b)                                                    440                                22
Huron Consulting Group Inc (a)                                               579                                42
                                                                                                 ------------------
                                                                                                               129
                                                                                                 ------------------
Consumer Products - Miscellaneous (0.09%)
CSS Industries Inc (b)                                                       310                                11
Helen of Troy Ltd (a)(b)                                                     960                                19
Jarden Corp (a)                                                               79                                 2
Kimberly-Clark Corp                                                          819                                58
Prestige Brands Holdings Inc (a)(b)                                          841                                 9
                                                                                                 ------------------
                                                                                                                99
                                                                                                 ------------------
Containers - Metal & Glass (0.08%)
Owens-Illinois Inc (a)                                                     2,213                                92
                                                                                                 ------------------

Containers - Paper & Plastic (0.14%)
Pactiv Corp (a)                                                            5,569                               160
                                                                                                 ------------------

Cosmetics & Toiletries (0.92%)
Chattem Inc (a)(b)                                                           390                                27
Colgate-Palmolive Co                                                       3,991                               285
Procter & Gamble Co                                                        9,977                               702
                                                                                                 ------------------
                                                                                                             1,014
                                                                                                 ------------------
Data Processing & Management (0.26%)
Commvault Systems Inc (a)(b)                                                 697                                13
Dun & Bradstreet Corp                                                      1,359                               134
Mastercard Inc (b)                                                           312                                46
Total System Services Inc (b)                                              3,470                                96
                                                                                                 ------------------
                                                                                                               289
                                                                                                 ------------------
Diagnostic Equipment (0.04%)
Immucor Inc (a)(b)                                                         1,100                                39
                                                                                                 ------------------

Diagnostic Kits (0.04%)
Meridian Bioscience Inc (b)                                                1,325                                40
                                                                                                 ------------------

Dialysis Centers (0.05%)
Fresenius Medical Care AG & Co KGaA ADR                                    1,000                                53
                                                                                                 ------------------

Distribution & Wholesale (0.09%)
United Stationers Inc (a)                                                    740                                41
WESCO International Inc (a)                                                  610                                26
WW Grainger Inc                                                              390                                36
                                                                                                 ------------------
                                                                                                               103
                                                                                                 ------------------
Diversified Manufacturing Operations (2.80%)
3M Co                                                                      1,706                               160
Barnes Group Inc                                                             530                                17

Diversified Manufacturing Operations
Cooper Industries Ltd                                                      3,131                               160
Eaton Corp                                                                 2,149                               213
General Electric Co                                                       35,227                             1,458
Honeywell International Inc                                                6,033                               359
ITT Corp                                                                   3,528                               240
Koppers Holdings Inc (b)                                                     690                                26
Parker Hannifin Corp                                                       2,135                               239
Siemens AG ADR                                                             1,000                               137
Tomkins Plc ADR                                                            4,333                                81
                                                                                                 ------------------
                                                                                                             3,090
                                                                                                 ------------------
Diversified Minerals (0.28%)
Anglo American PLC ADR (b)                                                 3,458                               116
BHP Billiton Ltd ADR (b)                                                   2,510                               197
                                                                                                 ------------------
                                                                                                               313
                                                                                                 ------------------
E-Commerce - Products (0.22%)
Amazon.Com Inc (a)(b)                                                      1,750                               163
NutriSystem Inc (a)(b)                                                     1,788                                84
                                                                                                 ------------------
                                                                                                               247
                                                                                                 ------------------
E-Commerce - Services (0.36%)
eBay Inc (a)                                                               8,737                               341
Expedia Inc (a)(b)                                                         1,670                                53
                                                                                                 ------------------
                                                                                                               394
                                                                                                 ------------------
Electric - Integrated (1.75%)
Allete Inc                                                                 1,130                                51
Centerpoint Energy Inc                                                     7,410                               119
E.ON AG ADR                                                                3,147                               193
Edison International                                                       4,568                               253
Empire District Electric Co/The (b)                                          860                                19
Enel SpA ADR (b)                                                           1,780                               100
FirstEnergy Corp                                                           2,920                               185
FPL Group Inc                                                              4,600                               280
International Power PLC ADR (b)                                              950                                87
Northeast Utilities                                                        1,640                                47
PG&E Corp                                                                  4,174                               200
PNM Resources Inc (b)                                                      1,068                                25
Portland General Electric Co                                               1,017                                28
PPL Corp                                                                   1,492                                69
Public Service Enterprise Group Inc                                        2,896                               255
Puget Energy Inc                                                           1,125                                28
                                                                                                 ------------------
                                                                                                             1,939
                                                                                                 ------------------
Electric Products - Miscellaneous (0.43%)
Ametek Inc                                                                 1,357                                59
Emerson Electric Co                                                        4,518                               240
Hitachi Ltd ADR                                                            1,369                                91
Sharp Corp ADR (b)                                                         5,026                                91
                                                                                                 ------------------
                                                                                                               481
                                                                                                 ------------------
Electronic Components - Miscellaneous (0.09%)
Garmin Ltd (b)                                                               523                                63
Gentex Corp                                                                1,690                                36
                                                                                                 ------------------
                                                                                                                99
                                                                                                 ------------------
Electronic Components - Semiconductors (1.38%)
Intel Corp                                                                26,570                               687
Mellanox Technologies Ltd (a)(b)                                             340                                 7
MEMC Electronic Materials Inc (a)                                          3,173                               187
National Semiconductor Corp                                                5,050                               137
Nvidia Corp (a)                                                            8,970                               325

Electronic Components - Semiconductors
ON Semiconductor Corp (a)(b)                                               5,314                                67
Texas Instruments Inc                                                      2,083                                76
Zoran Corp (a)(b)                                                          1,840                                37
                                                                                                 ------------------
                                                                                                             1,523
                                                                                                 ------------------
Electronic Connectors (0.09%)
Amphenol Corp (b)                                                          1,300                                52
Thomas & Betts Corp (a)                                                      819                                48
                                                                                                 ------------------
                                                                                                               100
                                                                                                 ------------------
Electronic Design Automation (0.06%)
Ansoft Corp (a)                                                              510                                17
Magma Design Automation Inc (a)(b)                                         1,130                                16
Synopsys Inc (a)                                                           1,110                                30
                                                                                                 ------------------
                                                                                                                63
                                                                                                 ------------------
Electronic Forms (0.09%)
Adobe Systems Inc (a)                                                      2,390                               104
                                                                                                 ------------------

Electronic Measurement Instruments (0.05%)
Analogic Corp                                                                460                                29
Itron Inc (a)(b)                                                             113                                10
Tektronix Inc                                                                596                                17
                                                                                                 ------------------
                                                                                                                56
                                                                                                 ------------------
Electronic Security Devices (0.01%)
LoJack Corp (a)                                                              607                                11
                                                                                                 ------------------

E-Marketing & Information (0.01%)
Digital River Inc (a)(b)                                                     340                                15
                                                                                                 ------------------

Engineering - Research & Development Services (0.19%)
ABB Ltd ADR (b)                                                            6,200                               163
EMCOR Group Inc (a)                                                        1,446                                45
                                                                                                 ------------------
                                                                                                               208
                                                                                                 ------------------
Enterprise Software & Services (0.71%)
BMC Software Inc (a)                                                       4,389                               137
Informatica Corp (a)(b)                                                    2,720                                43
JDA Software Group Inc (a)(b)                                                919                                19
Lawson Software Inc (a)                                                      399                                 4
Omnicell Inc (a)(b)                                                          671                                19
Oracle Corp (a)                                                           20,960                               454
SAP AG ADR (b)                                                             1,425                                84
SYNNEX Corp (a)                                                            1,040                                21
                                                                                                 ------------------
                                                                                                               781
                                                                                                 ------------------
Fiduciary Banks (0.05%)
Boston Private Financial Holdings Inc (b)                                    400                                11
Wilmington Trust Corp                                                      1,040                                41
                                                                                                 ------------------
                                                                                                                52
                                                                                                 ------------------
Finance - Consumer Loans (0.03%)
First Marblehead Corp/The                                                    818                                31
                                                                                                 ------------------

Finance - Credit Card (0.11%)
American Express Co                                                        1,977                               117
                                                                                                 ------------------

Finance - Investment Banker & Broker (3.09%)
Citigroup Inc                                                             16,905                               789
Credit Suisse Group ADR                                                    1,915                               127
Goldman Sachs Group Inc/The                                                2,331                               505

Finance - Investment Banker & Broker
Investment Technology Group Inc (a)(b)                                       461                                20
JPMorgan Chase & Co                                                       16,698                               765
KBW Inc (a)(b)                                                                15                                 1
Lehman Brothers Holdings Inc (b)                                           2,856                               176
Merrill Lynch & Co Inc                                                     6,150                               438
Morgan Stanley                                                             6,704                               422
Nomura Holdings Inc ADR                                                    6,255                               104
Stifel Financial Corp (a)(b)                                                 200                                12
UBS AG (b)                                                                   938                                50
                                                                                                 ------------------
                                                                                                             3,409
                                                                                                 ------------------
Finance - Leasing Company (0.03%)
Financial Federal Corp                                                       897                                25
Marlin Business Services Corp (a)                                            210                                 3
                                                                                                 ------------------
                                                                                                                28
                                                                                                 ------------------
Finance - Mortgage Loan/Banker (0.35%)
Fannie Mae                                                                 6,434                               391
                                                                                                 ------------------

Financial Guarantee Insurance (0.13%)
MBIA Inc (b)                                                               2,290                               140
Triad Guaranty Inc (a)(b)                                                    472                                 9
                                                                                                 ------------------
                                                                                                               149
                                                                                                 ------------------
Food - Confectionery (0.05%)
JM Smucker Co/The                                                            952                                51
                                                                                                 ------------------

Food - Miscellaneous/Diversified (0.90%)
Campbell Soup Co                                                           2,711                               100
General Mills Inc                                                          4,930                               286
Groupe Danone ADR                                                          5,600                                87
HJ Heinz Co                                                                2,780                               129
Kellogg Co                                                                 2,050                               115
Kraft Foods Inc                                                              850                                29
Nestle SA ADR                                                              1,820                               204
Ralcorp Holdings Inc (a)(b)                                                  840                                47
                                                                                                 ------------------
                                                                                                               997
                                                                                                 ------------------
Food - Retail (0.39%)
Kroger Co/The                                                              8,006                               228
Safeway Inc                                                                3,528                               117
Tesco PLC ADR                                                              3,238                                87
                                                                                                 ------------------
                                                                                                               432
                                                                                                 ------------------
Food - Wholesale & Distribution (0.03%)
Spartan Stores Inc (b)                                                     1,520                                34
                                                                                                 ------------------

Footwear & Related Apparel (0.06%)
Steven Madden Ltd (b)                                                      1,100                                21
Wolverine World Wide Inc                                                   1,570                                43
                                                                                                 ------------------
                                                                                                                64
                                                                                                 ------------------
Gas - Distribution (0.28%)
Centrica PLC ADR                                                             750                                58
Energen Corp                                                               2,539                               145
Northwest Natural Gas Co (b)                                                 790                                36
South Jersey Industries Inc (b)                                              581                                20
Southern Union Co                                                          1,520                                47
                                                                                                 ------------------
                                                                                                               306
                                                                                                 ------------------
Home Furnishings (0.04%)
Tempur-Pedic International Inc (b)                                         1,090                                39
                                                                                                 ------------------

Human Resources (0.11%)
AMN Healthcare Services Inc (a)(b)                                           857                                16
Hewitt Associates Inc (a)                                                  1,190                                42
Korn/Ferry International (a)(b)                                            1,205                                20
Manpower Inc                                                                 704                                45
                                                                                                 ------------------
                                                                                                               123
                                                                                                 ------------------
Import & Export (0.20%)
Mitsubishi Corp ADR (b)                                                    3,440                               217
                                                                                                 ------------------

Independent Power Producer (0.33%)
Mirant Corp (a)                                                            4,442                               181
NRG Energy Inc (a)                                                         1,213                                51
Ormat Technologies Inc (b)                                                   210                                10
Reliant Energy Inc (a)                                                     4,920                               126
                                                                                                 ------------------
                                                                                                               368
                                                                                                 ------------------
Instruments - Controls (0.09%)
Mettler Toledo International Inc (a)                                         986                               101
                                                                                                 ------------------

Instruments - Scientific (0.22%)
Thermo Fisher Scientific Inc (a)                                           3,014                               174
Varian Inc (a)(b)                                                            371                                24
Waters Corp (a)                                                              688                                46
                                                                                                 ------------------
                                                                                                               244
                                                                                                 ------------------
Internet Application Software (0.06%)
DealerTrack Holdings Inc (a)(b)                                              280                                12
RealNetworks Inc (a)(b)                                                    2,210                                15
S1 Corp (a)(b)                                                             2,140                                19
Vocus Inc (a)(b)                                                             670                                20
                                                                                                 ------------------
                                                                                                                66
                                                                                                 ------------------
Internet Infrastructure Software (0.03%)
TIBCO Software Inc (a)(b)                                                  4,920                                36
                                                                                                 ------------------

Internet Security (0.11%)
McAfee Inc (a)                                                             1,110                                39
Symantec Corp (a)                                                          4,028                                78
                                                                                                 ------------------
                                                                                                               117
                                                                                                 ------------------
Internet Telephony (0.01%)
j2 Global Communications Inc (a)(b)                                          490                                16
                                                                                                 ------------------

Intimate Apparel (0.04%)
Warnaco Group Inc/The (a)(b)                                               1,070                                42
                                                                                                 ------------------

Investment Companies (0.04%)
Ares Capital Corp                                                          1,964                                32
Technology Investment Capital Corp (b)                                       640                                 8
                                                                                                 ------------------
                                                                                                                40
                                                                                                 ------------------
Investment Management & Advisory Services (0.35%)
Affiliated Managers Group Inc (a)(b)                                         484                                62
Ameriprise Financial Inc                                                     842                                53
Franklin Resources Inc                                                     2,032                               259
National Financial Partners Corp (b)                                         160                                 8
                                                                                                 ------------------
                                                                                                               382
                                                                                                 ------------------
Lasers - Systems & Components (0.04%)
Cymer Inc (a)                                                                910                                35
Excel Technology Inc (a)(b)                                                  420                                10
                                                                                                 ------------------
                                                                                                                45
                                                                                                 ------------------

Leisure & Recreation Products (0.04%)
WMS Industries Inc (a)(b)                                                  1,260                                42
                                                                                                 ------------------

Life & Health Insurance (0.49%)
Cigna Corp                                                                 3,659                               195
Delphi Financial Group Inc                                                 1,055                                43
Lincoln National Corp                                                      1,100                                72
Prudential Financial Inc                                                   2,030                               198
Reinsurance Group of America Inc                                             650                                37
                                                                                                 ------------------
                                                                                                               545
                                                                                                 ------------------
Linen Supply & Related Items (0.02%)
Unifirst Corp/MA                                                             472                                18
                                                                                                 ------------------

Machinery - Construction & Mining (0.49%)
Astec Industries Inc (a)(b)                                                  660                                38
Bucyrus International Inc (b)                                                580                                42
Caterpillar Inc                                                              499                                39
Komatsu Ltd ADR (b)                                                        1,300                               174
Terex Corp (a)                                                             2,758                               245
                                                                                                 ------------------
                                                                                                               538
                                                                                                 ------------------
Machinery - Farm (0.15%)
Deere & Co                                                                 1,124                               167
                                                                                                 ------------------

Machinery - General Industry (0.07%)
Gardner Denver Inc (a)                                                       976                                38
Middleby Corp (a)(b)                                                         432                                28
Tennant Co (b)                                                               250                                12
                                                                                                 ------------------
                                                                                                                78
                                                                                                 ------------------
Machinery Tools & Related Products (0.07%)
Hardinge Inc                                                                 831                                29
Kennametal Inc (b)                                                           530                                44
                                                                                                 ------------------
                                                                                                                73
                                                                                                 ------------------
Medical - Biomedical/Gene (0.25%)
Amgen Inc (a)                                                                601                                34
Applera Corp - Celera Group (a)(b)                                           810                                11
Exelixis Inc (a)(b)                                                        1,110                                12
Genentech Inc (a)                                                          1,150                                90
Genzyme Corp (a)                                                           1,040                                65
Incyte Corp (a)(b)                                                         1,990                                14
Invitrogen Corp (a)                                                          445                                36
Myriad Genetics Inc (a)(b)                                                   327                                17
                                                                                                 ------------------
                                                                                                               279
                                                                                                 ------------------
Medical - Drugs (2.76%)
Abbott Laboratories                                                        9,247                               496
Adams Respiratory Therapeutics Inc (a)(b)                                    770                                30
AstraZeneca PLC ADR                                                          789                                39
Bristol-Myers Squibb Co                                                    3,780                               109
Cubist Pharmaceuticals Inc (a)(b)                                            508                                11
Eli Lilly & Co                                                             5,705                               325
Forest Laboratories Inc (a)                                                3,190                               119
GlaxoSmithKline PLC ADR                                                    1,418                                75
Indevus Pharmaceuticals Inc (a)(b)                                         1,210                                 8
Merck & Co Inc                                                            12,093                               625
Novartis AG ADR                                                            1,061                                58
Pfizer Inc                                                                21,828                               533
Pharmion Corp (a)(b)                                                         300                                14
Roche Holding AG ADR                                                       1,780                               160

Medical - Drugs
Schering-Plough Corp                                                      11,215                               355
Viropharma Inc (a)(b)                                                      2,388                                21
Wyeth                                                                        986                                44
XenoPort Inc (a)(b)                                                          330                                16
Zymogenetics Inc (a)(b)                                                      750                                10
                                                                                                 ------------------
                                                                                                             3,048
                                                                                                 ------------------
Medical - Generic Drugs (0.03%)
Watson Pharmaceuticals Inc (a)                                             1,146                                37
                                                                                                 ------------------

Medical - HMO (0.82%)
Aetna Inc                                                                  5,270                               286
Coventry Health Care Inc (a)                                                 780                                49
Humana Inc (a)                                                             1,902                               133
Sierra Health Services Inc (a)                                               682                                29
UnitedHealth Group Inc                                                     2,876                               139
WellCare Health Plans Inc (a)                                                560                                59
WellPoint Inc (a)                                                          2,750                               217
                                                                                                 ------------------
                                                                                                               912
                                                                                                 ------------------
Medical - Outpatient & Home Medical Care (0.05%)
Amedisys Inc (a)(b)                                                          864                                33
LHC Group Inc (a)(b)                                                         370                                 8
Res-Care Inc (a)                                                             420                                10
                                                                                                 ------------------
                                                                                                                51
                                                                                                 ------------------
Medical - Wholesale Drug Distribution (0.03%)
AmerisourceBergen Corp                                                       710                                32
                                                                                                 ------------------

Medical Imaging Systems (0.02%)
IRIS International Inc (a)(b)                                              1,180                                23
                                                                                                 ------------------

Medical Instruments (0.15%)
Medtronic Inc                                                              2,040                               115
St Jude Medical Inc (a)                                                    1,214                                54
                                                                                                 ------------------
                                                                                                               169
                                                                                                 ------------------
Medical Laboratory & Testing Service (0.18%)
Icon Plc ADR (a)                                                             850                                43
Laboratory Corp of America Holdings (a)                                    2,000                               157
                                                                                                 ------------------
                                                                                                               200
                                                                                                 ------------------
Medical Laser Systems (0.03%)
LCA-Vision Inc (b)                                                           510                                15
Palomar Medical Technologies Inc (a)                                         794                                23
                                                                                                 ------------------
                                                                                                                38
                                                                                                 ------------------
Medical Products (1.20%)
Baxter International Inc                                                   5,641                               317
Becton Dickinson & Co                                                      2,745                               225
Haemonetics Corp (a)                                                         276                                14
Johnson & Johnson                                                          8,433                               554
Syneron Medical Ltd (a)(b)                                                   435                                10
Zimmer Holdings Inc (a)                                                    2,180                               177
Zoll Medical Corp (a)(b)                                                   1,318                                34
                                                                                                 ------------------
                                                                                                             1,331
                                                                                                 ------------------
Metal - Diversified (0.19%)
Freeport-McMoRan Copper & Gold Inc                                         1,970                               207
                                                                                                 ------------------

Metal Processors & Fabrication (0.42%)
CIRCOR International Inc (b)                                                 280                                13
Commercial Metals Co                                                       4,102                               130
Metal Processors & Fabrication
Dynamic Materials Corp                                                       211                                10
Ladish Co Inc (a)(b)                                                         427                                24
Precision Castparts Corp                                                   1,781                               263
RBC Bearings Inc (a)(b)                                                      530                                20
                                                                                                 ------------------
                                                                                                               460
                                                                                                 ------------------
Miscellaneous Manufacturers (0.02%)
Aptargroup Inc                                                               630                                24
                                                                                                 ------------------

Motion Pictures & Services (0.08%)
DreamWorks Animation SKG Inc (a)                                           2,595                                87
                                                                                                 ------------------

Multi-Line Insurance (2.24%)
ACE Ltd                                                                    4,744                               287
Allianz SE ADR (b)                                                         7,000                               163
Allstate Corp/The                                                            350                                20
American Financial Group Inc/OH                                            1,225                                35
American International Group Inc                                          11,662                               789
AXA SA ADR                                                                 2,229                                99
Hartford Financial Services Group Inc                                      2,440                               226
HCC Insurance Holdings Inc                                                 2,530                                72
Horace Mann Educators Corp                                                   312                                 6
ING Groep NV ADR (b)                                                       3,489                               155
MetLife Inc                                                                4,840                               337
XL Capital Ltd                                                             2,445                               194
Zurich Financial Services AG ADR (b)                                       2,900                                87
                                                                                                 ------------------
                                                                                                             2,470
                                                                                                 ------------------
Multimedia (0.77%)
Belo Corp (b)                                                                940                                16
Journal Communications Inc (b)                                             1,077                                10
News Corp - Class A                                                          371                                 8
Time Warner Inc                                                            5,550                               102
Viacom Inc (a)                                                             5,886                               230
Walt Disney Co/The                                                        14,037                               483
                                                                                                 ------------------
                                                                                                               849
                                                                                                 ------------------
Networking Products (0.92%)
Anixter International Inc (a)(b)                                             498                                41
Cisco Systems Inc (a)                                                     28,400                               940
Polycom Inc (a)(b)                                                         1,473                                40
                                                                                                 ------------------
                                                                                                             1,021
                                                                                                 ------------------
Non-Ferrous Metals (0.05%)
Brush Engineered Materials Inc (a)(b)                                        161                                 8
RTI International Metals Inc (a)                                             580                                46
                                                                                                 ------------------
                                                                                                                54
                                                                                                 ------------------
Non-Hazardous Waste Disposal (0.02%)
Waste Connections Inc (a)                                                    847                                27
                                                                                                 ------------------

Office Automation & Equipment (0.22%)
Canon Inc ADR (b)                                                          2,206                               120
Ricoh Co Ltd ADR                                                             500                                52
Xerox Corp (a)                                                             4,360                                76
                                                                                                 ------------------
                                                                                                               248
                                                                                                 ------------------
Office Supplies & Forms (0.00%)
Ennis Inc                                                                    252                                 6
                                                                                                 ------------------

Oil - Field Services (0.89%)
Matrix Service Co (a)(b)                                                   1,553                                32

Oil - Field Services
Schlumberger Ltd                                                           6,174                               648
Smith International Inc                                                    2,991                               214
Superior Energy Services (a)(b)                                            2,457                                87
                                                                                                 ------------------
                                                                                                               981
                                                                                                 ------------------
Oil & Gas Drilling (0.23%)
Transocean Inc (a)(b)                                                      2,229                               252
                                                                                                 ------------------

Oil Company - Exploration & Production (0.57%)
Berry Petroleum Co                                                           560                                22
Mariner Energy Inc (a)(b)                                                    860                                18
Occidental Petroleum Corp                                                  5,754                               369
Penn Virginia Corp (b)                                                     1,162                                51
Petroquest Energy Inc (a)(b)                                               1,712                                18
Rosetta Resources Inc (a)                                                    821                                15
St Mary Land & Exploration Co                                              1,160                                41
Talisman Energy Inc (b)                                                    4,035                                80
Whiting Petroleum Corp (a)                                                   420                                19
                                                                                                 ------------------
                                                                                                               633
                                                                                                 ------------------
Oil Company - Integrated (3.99%)
BG Group PLC ADR                                                           1,100                                94
BP PLC ADR (b)                                                               977                                68
Chevron Corp                                                              10,038                               939
ConocoPhillips                                                             4,377                               384
ENI SpA ADR (b)                                                            1,817                               134
Exxon Mobil Corp                                                          23,568                             2,181
Marathon Oil Corp                                                          6,271                               358
Repsol YPF SA ADR (b)                                                      2,640                                94
Total SA ADR (b)                                                           1,950                               158
                                                                                                 ------------------
                                                                                                             4,410
                                                                                                 ------------------
Oil Field Machinery & Equipment (0.59%)
Cameron International Corp (a)                                             1,973                               182
Dril-Quip Inc (a)(b)                                                         641                                32
Grant Prideco Inc (a)(b)                                                     845                                46
National Oilwell Varco Inc (a)                                             2,705                               391
                                                                                                 ------------------
                                                                                                               651
                                                                                                 ------------------
Oil Refining & Marketing (0.34%)
Holly Corp                                                                 1,061                                64
Valero Energy Corp                                                         4,675                               314
                                                                                                 ------------------
                                                                                                               378
                                                                                                 ------------------
Paper & Related Products (0.03%)
Rock-Tenn Co (b)                                                           1,180                                34
                                                                                                 ------------------

Pharmacy Services (0.35%)
Express Scripts Inc (a)                                                    1,706                                95
HealthExtras Inc (a)(b)                                                      800                                23
Medco Health Solutions Inc (a)                                             3,012                               272
                                                                                                 ------------------
                                                                                                               390
                                                                                                 ------------------
Photo Equipment & Supplies (0.17%)
Eastman Kodak Co (b)                                                       4,764                               127
Olympus Corp ADR (b)                                                       1,500                                61
                                                                                                 ------------------
                                                                                                               188
                                                                                                 ------------------
Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (a)                                              564                                37
                                                                                                 ------------------


Power Converter & Supply Equipment (0.02%)
Advanced Energy Industries Inc (a)(b)                                      1,819                                27
                                                                                                 ------------------

Printing - Commercial (0.03%)
Consolidated Graphics Inc (a)(b)                                             557                                35
                                                                                                 ------------------

Private Corrections (0.04%)
Cornell Cos Inc (a)(b)                                                       512                                12
Geo Group Inc/The (a)(b)                                                   1,056                                31
                                                                                                 ------------------
                                                                                                                43
                                                                                                 ------------------
Property & Casualty Insurance (0.56%)
American Physicians Capital Inc                                              417                                16
Arch Capital Group Ltd (a)                                                   420                                31
Chubb Corp                                                                 3,370                               181
CNA Surety Corp (a)                                                          410                                 7
National Interstate Corp                                                      90                                 3
Navigators Group Inc (a)(b)                                                  310                                17
Selective Insurance Group                                                    691                                15
Tower Group Inc (b)                                                        1,160                                30
Travelers Cos Inc/The                                                      5,394                               271
United America Indemnity Ltd (a)                                             600                                13
Zenith National Insurance Corp (b)                                           644                                29
                                                                                                 ------------------
                                                                                                               613
                                                                                                 ------------------
Publicly Traded Investment Fund (0.36%)
iShares S&P 500 Index Fund/US (b)                                          2,608                               398
                                                                                                 ------------------

Publishing - Periodicals (0.04%)
Idearc Inc (b)                                                             1,379                                43
                                                                                                 ------------------

Real Estate Management & Services (0.06%)
CB Richard Ellis Group Inc (a)(b)                                          2,273                                63
                                                                                                 ------------------

Real Estate Operator & Developer (0.10%)
Brookfield Asset Management Inc                                            2,775                               107
                                                                                                 ------------------

Recreational Centers (0.05%)
Life Time Fitness Inc (a)(b)                                                 880                                54
                                                                                                 ------------------

Regional Banks (2.20%)
Bank of America Corp                                                      17,329                               871
Comerica Inc                                                               3,070                               158
Keycorp                                                                    5,060                               164
US Bancorp                                                                 2,590                                84
Wachovia Corp                                                              9,617                               482
Wells Fargo & Co                                                          18,791                               669
                                                                                                 ------------------
                                                                                                             2,428
                                                                                                 ------------------
Reinsurance (0.06%)
Argo Group International Holdings Ltd (a)(b)                                 453                                20
Aspen Insurance Holdings Ltd                                                  97                                 3
Axis Capital Holdings Ltd                                                    850                                33
Max Capital Group Ltd                                                        550                                15
                                                                                                 ------------------
                                                                                                                71
                                                                                                 ------------------
REITS - Apartments (0.15%)
AvalonBay Communities Inc                                                  1,440                               170
                                                                                                 ------------------

REITS - Diversified (0.06%)
Entertainment Properties Trust                                               740                                38

REITS - Diversified
Investors Real Estate Trust (b)                                              882                                 9
Washington Real Estate Investment Trust (b)                                  540                                18
                                                                                                 ------------------
                                                                                                                65
                                                                                                 ------------------
REITS - Healthcare (0.09%)
Senior Housing Properties Trust (b)                                        2,374                                52
Ventas Inc                                                                 1,195                                50
                                                                                                 ------------------
                                                                                                               102
                                                                                                 ------------------
REITS - Hotels (0.21%)
Ashford Hospitality Trust Inc                                              2,000                                20
DiamondRock Hospitality Co                                                 1,720                                30
FelCor Lodging Trust Inc (b)                                               1,180                                24
Hospitality Properties Trust (b)                                             670                                27
Host Hotels & Resorts Inc                                                  5,607                               126
                                                                                                 ------------------
                                                                                                               227
                                                                                                 ------------------
REITS - Mortgage (0.06%)
Anthracite Capital Inc                                                       800                                 7
Arbor Realty Trust Inc (b)                                                   451                                 9
Deerfield Triarc Capital Corp (b)                                          2,777                                25
Gramercy Capital Corp/New York                                             1,099                                28
                                                                                                 ------------------
                                                                                                                69
                                                                                                 ------------------
REITS - Office Property (0.33%)
BioMed Realty Trust Inc                                                    1,452                                35
Boston Properties Inc                                                      1,885                               196
SL Green Realty Corp                                                       1,125                               131
                                                                                                 ------------------
                                                                                                               362
                                                                                                 ------------------
REITS - Regional Malls (0.03%)
Taubman Centers Inc                                                          660                                36
                                                                                                 ------------------

REITS - Shopping Centers (0.03%)
Inland Real Estate Corp                                                      780                                12
Kite Realty Group Trust                                                      380                                 7
Saul Centers Inc                                                             140                                 7
Urstadt Biddle Properties Inc                                                550                                 9
                                                                                                 ------------------
                                                                                                                35
                                                                                                 ------------------
REITS - Warehouse & Industrial (0.12%)
Prologis                                                                   2,020                               134
                                                                                                 ------------------

Research & Development (0.04%)
Parexel International Corp (a)                                               750                                31
PharmaNet Development Group Inc (a)                                          320                                 9
                                                                                                 ------------------
                                                                                                                40
                                                                                                 ------------------
Resorts & Theme Parks (0.05%)
Vail Resorts Inc (a)(b)                                                      923                                57
                                                                                                 ------------------

Respiratory Products (0.03%)
Respironics Inc (a)                                                          604                                29
                                                                                                 ------------------

Retail - Apparel & Shoe (0.34%)
Aeropostale Inc (a)(b)                                                       847                                16
Brown Shoe Co Inc                                                            894                                17
Charlotte Russe Holding Inc (a)(b)                                         1,387                                20
Dress Barn Inc (a)(b)                                                      1,860                                32
Genesco Inc (a)(b)                                                           323                                15
Men's Wearhouse Inc                                                          900                                46
Nordstrom Inc                                                              4,472                               210

Retail - Apparel & Shoe
Wet Seal Inc/The (a)(b)                                                    5,772                                22
                                                                                                 ------------------
                                                                                                               378
                                                                                                 ------------------
Retail - Appliances (0.01%)
Conn's Inc (a)(b)                                                            323                                 8
                                                                                                 ------------------

Retail - Auto Parts (0.10%)
Autozone Inc (a)                                                             910                               106
                                                                                                 ------------------

Retail - Automobile (0.01%)
Asbury Automotive Group Inc                                                  770                                15
                                                                                                 ------------------

Retail - Building Products (0.08%)
Home Depot Inc                                                             1,763                                57
Lowe's Cos Inc                                                             1,120                                32
                                                                                                 ------------------
                                                                                                                89
                                                                                                 ------------------
Retail - Computer Equipment (0.04%)
GameStop Corp (a)                                                            855                                48
                                                                                                 ------------------

Retail - Consumer Electronics (0.10%)
RadioShack Corp (b)                                                        5,180                               107
                                                                                                 ------------------

Retail - Convenience Store (0.00%)
Pantry Inc/The (a)(b)                                                        130                                 3
                                                                                                 ------------------

Retail - Discount (0.61%)
Big Lots Inc (a)(b)                                                        5,631                               168
BJ's Wholesale Club Inc (a)                                                3,040                               101
Dollar Tree Stores Inc (a)(b)                                              1,971                                80
Target Corp                                                                1,072                                68
TJX Cos Inc                                                                1,485                                43
Wal-Mart Stores Inc                                                        4,896                               214
                                                                                                 ------------------
                                                                                                               674
                                                                                                 ------------------
Retail - Drug Store (0.09%)
CVS Caremark Corp                                                            930                                37
Walgreen Co                                                                1,374                                65
                                                                                                 ------------------
                                                                                                               102
                                                                                                 ------------------
Retail - Jewelry (0.16%)
Signet Group PLC ADR (b)                                                   2,271                                39
Tiffany & Co                                                               2,583                               135
                                                                                                 ------------------
                                                                                                               174
                                                                                                 ------------------
Retail - Major Department Store (0.04%)
Marks & Spencer Group PLC ADR                                                650                                49
                                                                                                 ------------------

Retail - Restaurants (0.88%)
AFC Enterprises (a)                                                        1,030                                15
Brinker International Inc                                                  1,206                                33
CEC Entertainment Inc (a)(b)                                                 290                                 8
Darden Restaurants Inc                                                     3,220                               135
Domino's Pizza Inc                                                           600                                10
McDonald's Corp                                                            9,282                               505
Sonic Corp (a)(b)                                                            940                                22
Yum! Brands Inc                                                            7,202                               244
                                                                                                 ------------------
                                                                                                               972
                                                                                                 ------------------

Retail - Sporting Goods (0.03%)
Hibbett Sports Inc (a)(b)                                                  1,169                                29
                                                                                                 ------------------

Rubber - Tires (0.16%)
Continental AG ADR                                                         1,062                               146
Cooper Tire & Rubber Co (b)                                                1,210                                30
                                                                                                 ------------------
                                                                                                               176
                                                                                                 ------------------
Rubber & Plastic Products (0.01%)
Myers Industries Inc (b)                                                     502                                10
                                                                                                 ------------------

Savings & Loans - Thrifts (0.13%)
FirstFed Financial Corp (a)(b)                                               540                                27
Franklin Bank Corp/Houston TX (a)(b)                                         630                                 6
PFF Bancorp Inc (b)                                                          335                                 5
TierOne Corp (b)                                                             100                                 2
Washington Mutual Inc                                                      2,540                                90
WSFS Financial Corp (b)                                                      152                                 9
                                                                                                 ------------------
                                                                                                               139
                                                                                                 ------------------
Schools (0.09%)
Apollo Group Inc (a)                                                         741                                44
ITT Educational Services Inc (a)                                             457                                56
                                                                                                 ------------------
                                                                                                               100
                                                                                                 ------------------
Seismic Data Collection (0.04%)
Dawson Geophysical Co (a)(b)                                                 192                                15
ION Geophysical Corp (a)(b)                                                2,216                                30
                                                                                                 ------------------
                                                                                                                45
                                                                                                 ------------------
Semiconductor Component - Integrated Circuits (0.11%)
Cirrus Logic Inc (a)                                                       1,420                                 9
Emulex Corp (a)                                                            2,070                                40
Integrated Device Technology Inc (a)                                       2,480                                39
Micrel Inc (b)                                                             1,596                                17
Standard Microsystems Corp (a)                                               582                                22
                                                                                                 ------------------
                                                                                                               127
                                                                                                 ------------------
Semiconductor Equipment (0.16%)
Entegris Inc (a)(b)                                                          440                                 4
Teradyne Inc (a)                                                           9,203                               127
Varian Semiconductor Equipment Associates Inc (a)                            959                                51
                                                                                                 ------------------
                                                                                                               182
                                                                                                 ------------------
Steel - Producers (0.64%)
AK Steel Holding Corp (a)                                                  1,211                                53
Arcelor Mittal (b)                                                         1,795                               141
Claymont Steel Holdings Inc (a)(b)                                           340                                 7
POSCO ADR (b)                                                                797                               143
Reliance Steel & Aluminum Co                                               2,316                               131
Steel Dynamics Inc                                                         3,540                               165
United States Steel Corp                                                     655                                69
                                                                                                 ------------------
                                                                                                               709
                                                                                                 ------------------
Steel - Specialty (0.11%)
Allegheny Technologies Inc                                                 1,140                               125
                                                                                                 ------------------

Telecommunication Equipment (0.13%)
ADC Telecommunications Inc (a)                                             1,480                                29
Anaren Inc (a)                                                               480                                 7
Arris Group Inc (a)(b)                                                     2,995                                37
Comtech Telecommunications Corp (a)(b)                                       879                                47

Telecommunication Equipment
Sirenza Microdevices Inc (a)                                               1,093                                19
                                                                                                 ------------------
                                                                                                               139
                                                                                                 ------------------
Telecommunication Equipment - Fiber Optics (0.17%)
Corning Inc                                                                7,023                               173
Oplink Communications Inc (a)                                                740                                10
                                                                                                 ------------------
                                                                                                               183
                                                                                                 ------------------
Telecommunication Services (0.20%)
Consolidated Communications Holdings Inc                                   1,300                                25
Embarq Corp                                                                2,480                               138
NeuStar Inc (a)(b)                                                           758                                26
Premiere Global Services Inc (a)(b)                                        2,460                                31
                                                                                                 ------------------
                                                                                                               220
                                                                                                 ------------------
Telephone - Integrated (2.20%)
Alaska Communications Systems Group Inc                                    1,625                                23
AT&T Inc                                                                  29,037                             1,229
BT Group PLC ADR                                                           2,000                               126
CenturyTel Inc                                                             3,080                               142
Nippon Telegraph & Telephone Corp ADR                                      2,270                                53
Qwest Communications International Inc (a)(b)                             25,686                               235
Royal KPN NV ADR (b)                                                       5,000                                87
Sprint Nextel Corp                                                         1,555                                29
Telefonica SA ADR                                                          1,500                               126
Verizon Communications Inc                                                 8,693                               385
                                                                                                 ------------------
                                                                                                             2,435
                                                                                                 ------------------
Television (0.11%)
CBS Corp                                                                   3,250                               102
Sinclair Broadcast Group Inc                                               1,581                                19
                                                                                                 ------------------
                                                                                                               121
                                                                                                 ------------------
Textile - Apparel (0.02%)
Perry Ellis International Inc (a)(b)                                         740                                20
                                                                                                 ------------------

Therapeutics (0.39%)
BioMarin Pharmaceuticals Inc (a)(b)                                          930                                23
Gilead Sciences Inc (a)                                                    8,190                               335
Isis Pharmaceuticals Inc (a)(b)                                            2,190                                33
Medarex Inc (a)(b)                                                         2,074                                29
Progenics Pharmaceuticals Inc (a)(b)                                         720                                16
                                                                                                 ------------------
                                                                                                               436
                                                                                                 ------------------
Tobacco (1.08%)
Altria Group Inc                                                           9,373                               652
British American Tobacco PLC ADR (b)                                         964                                69
Imperial Tobacco Group PLC ADR                                             1,297                               119
Loews Corp - Carolina Group                                                2,098                               172
UST Inc (b)                                                                3,563                               177
                                                                                                 ------------------
                                                                                                             1,189
                                                                                                 ------------------
Tools - Hand Held (0.21%)
Makita Corp ADR                                                            1,300                                57
Snap-On Inc                                                                3,518                               174
                                                                                                 ------------------
                                                                                                               231
                                                                                                 ------------------
Toys (0.24%)
Hasbro Inc                                                                 8,250                               230
Jakks Pacific Inc (a)(b)                                                   1,194                                32
Marvel Entertainment Inc (a)                                                 290                                 7
                                                                                                 ------------------
                                                                                                               269
                                                                                                 ------------------

Transactional Software (0.03%)
VeriFone Holdings Inc (a)(b)                                                 751                                33
                                                                                                 ------------------

Transport - Marine (0.06%)
Horizon Lines Inc (b)                                                        745                                23
Tidewater Inc (b)                                                            695                                43
                                                                                                 ------------------
                                                                                                                66
                                                                                                 ------------------
Transport - Rail (0.24%)
CSX Corp                                                                   4,133                               177
Norfolk Southern Corp (b)                                                  1,603                                83
                                                                                                 ------------------
                                                                                                               260
                                                                                                 ------------------
Transport - Services (0.14%)
FedEx Corp                                                                    30                                 3
HUB Group Inc (a)(b)                                                       1,090                                33
United Parcel Service Inc                                                  1,605                               120
                                                                                                 ------------------
                                                                                                               156
                                                                                                 ------------------
Transport - Truck (0.04%)
Con-way Inc                                                                  880                                40
Old Dominion Freight Line (a)(b)                                              63                                 2
Saia Inc (a)(b)                                                              281                                 5
                                                                                                 ------------------
                                                                                                                47
                                                                                                 ------------------
Travel Services (0.01%)
Ambassadors Group Inc                                                        410                                16
                                                                                                 ------------------

Vitamins & Nutrition Products (0.11%)
NBTY Inc (a)                                                               2,531                               103
USANA Health Sciences Inc (a)(b)                                             310                                13
                                                                                                 ------------------
                                                                                                               116
                                                                                                 ------------------
Water Treatment Systems (0.11%)
Nalco Holding Co (b)                                                       4,049                               120
                                                                                                 ------------------

Web Portals (0.31%)
Google Inc (a)                                                               612                               347
                                                                                                 ------------------

Wire & Cable Products (0.04%)
General Cable Corp (a)(b)                                                    703                                47
                                                                                                 ------------------

Wireless Equipment (0.23%)
EMS Technologies Inc (a)(b)                                                  580                                14
Motorola Inc                                                               1,090                                20
Qualcomm Inc                                                               4,698                               199
Viasat Inc (a)(b)                                                            550                                17
                                                                                                 ------------------
                                                                                                               250
                                                                                                 ------------------
TOTAL COMMON STOCKS                                                                           $             70,570
                                                                                                 ------------------
                                                                          Principal
                                                                         Amount (000's)            Value (000's)
BONDS (32.20%)
Advertising Services (0.00%)
RH Donnelley Corp
8.88%, 10/15/2017 (c)(d)                                                       5                                 5
                                                                                                 ------------------

Aerospace & Defense Equipment (0.16%)
GenCorp Inc
9.50%, 8/15/2013                                                              60                                63
Goodrich Corp
6.80%, 7/ 1/2036                                                              50                                54

Aerospace & Defense Equipment
Sequa Corp
9.00%, 8/ 1/2009                                                              60                                62
                                                                                                 ------------------
                                                                                                               179
                                                                                                 ------------------
Agricultural Operations (0.09%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                             95                                94
                                                                                                 ------------------

Airlines (0.13%)
American Airlines Inc
7.25%, 2/ 5/2009                                                              35                                35
Continental Airlines Inc
5.98%, 4/19/2022                                                              30                                29
Delta Air Lines Inc/Old
7.11%, 9/18/2011                                                              50                                51
Southwest Airlines Co
6.15%, 8/ 1/2022 (c)                                                          25                                25
                                                                                                 ------------------
                                                                                                               140
                                                                                                 ------------------
Apparel Manufacturers (0.09%)
Levi Strauss & Co
12.25%, 12/15/2012                                                            90                                97
                                                                                                 ------------------

Appliances (0.02%)
Whirlpool Corp
6.19%, 6/15/2009 (e)                                                          25                                25
                                                                                                 ------------------

Asset Backed Securities (3.70%)
Ameriquest Mortgage Securities Inc
5.43%, 3/25/2035 (e)                                                          18                                18
Argent Securities Inc
5.28%, 7/25/2036 (e)(f)                                                      300                               292
Carrington Mortgage Loan Trust
5.41%, 12/25/2035 (e)                                                        275                               273
Citigroup Mortgage Loan Trust Inc
5.28%, 3/25/2037 (e)                                                         150                               145
Countrywide Asset-Backed Certificates
6.20%, 1/25/2034 (e)                                                         220                               202
5.42%, 2/25/2036 (e)(f)                                                      217                               211
5.38%, 3/25/2036 (e)(f)                                                      250                               244
5.29%, 2/25/2037 (e)                                                         150                               147
5.30%, 6/25/2037 (e)                                                         150                               142
Countrywide Home Equity Loan Trust
5.95%, 5/15/2036 (e)(f)                                                      135                               132
First Franklin Mortgage Loan Asset Backed Certificates
5.40%, 9/25/2035 (e)                                                         325                               321
5.37%, 11/25/2035 (e)                                                        400                               388
First Horizon Asset Back Trust
5.26%, 10/25/2026 (e)                                                        163                               160
First-Citizens Home Equity Loan LLC
5.96%, 9/15/2022 (d)(e)                                                       63                                62
GMAC Mortgage Corp Loan Trust
5.34%, 11/25/2036 (e)(f)                                                     225                               221
Great America Leasing Receivables
5.39%, 9/15/2011 (d)                                                          30                                30
JP Morgan Mortgage Acquisition Corp
5.30%, 4/25/2036 (e)(f)                                                      200                               196
5.45%, 11/25/2036                                                            120                               119
5.28%, 3/25/2037 (e)                                                          75                                74

Asset Backed Securities
Long Beach Mortgage Loan Trust
5.66%, 6/25/2034 (e)                                                          30                                28
5.24%, 10/25/2036 (e)(f)                                                     275                               270
5.30%, 12/25/2036 (e)                                                        175                               165
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (d)(e)                                                       47                                47
Morgan Stanley ABS Capital I
5.31%, 2/25/2036 (e)                                                         175                               170
MSDWCC Heloc Trust
5.32%, 7/25/2017 (e)                                                          28                                28
                                                                                                 ------------------
                                                                                                             4,085
                                                                                                 ------------------
Auto - Car & Light Trucks (0.12%)
Daimler Finance North America LLC
4.75%, 1/15/2008                                                              15                                15
6.13%, 3/13/2009 (e)                                                          75                                75
5.75%, 9/ 8/2011                                                              40                                40
                                                                                                 ------------------
                                                                                                               130
                                                                                                 ------------------
Auto/Truck Parts & Equipment - Original (0.04%)
Tenneco Inc
10.25%, 7/15/2013                                                             40                                43
                                                                                                 ------------------

Automobile Sequential (0.40%)
Capital Auto Receivables Asset Trust
6.13%, 6/15/2010 (e)                                                          50                                50
5.52%, 3/15/2011 (e)                                                          60                                60
Daimler Chrysler Auto Trust
2.85%, 8/ 8/2010 (f)                                                         200                               200
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                              60                                59
5.60%, 10/15/2012                                                             20                                20
WFS Financial Owner Trust
4.50%, 5/17/2013                                                              55                                54
                                                                                                 ------------------
                                                                                                               443
                                                                                                 ------------------
Beverages - Non-Alcoholic (0.03%)
PepsiAmericas Inc
5.75%, 7/31/2012                                                              30                                31
                                                                                                 ------------------

Brewery (0.03%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                            30                                35
                                                                                                 ------------------

Broadcasting Services & Programming (0.04%)
Clear Channel Communications Inc
4.63%, 1/15/2008                                                              45                                45
                                                                                                 ------------------

Building - Residential & Commercial (0.03%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                            35                                35
                                                                                                 ------------------

Building & Construction Products - Miscellaneous (0.07%)
CRH America Inc
6.00%, 9/30/2016                                                              25                                24
6.40%, 10/15/2033                                                             10                                 9
Interline Brands Inc
8.13%, 6/15/2014                                                              45                                45
                                                                                                 ------------------
                                                                                                                78
                                                                                                 ------------------

Building Products - Cement & Aggregate (0.08%)
Martin Marietta Materials Inc
5.51%, 4/30/2010 (e)                                                          90                                87
                                                                                                 ------------------

Building Products - Wood (0.26%)
Masco Corp
6.00%, 3/12/2010 (e)                                                         265                               262
Norbord Inc
8.13%, 3/20/2008                                                              20                                20
                                                                                                 ------------------
                                                                                                               282
                                                                                                 ------------------
Cable TV (0.22%)
CHARTER COMM OPT LLC/CAP
8.00%, 4/30/2012 (d)                                                          40                                40
Comcast Corp
7.05%, 3/15/2033                                                              20                                21
COX Communications Inc
4.63%, 1/15/2010                                                              30                                30
6.75%, 3/15/2011                                                              50                                52
7.13%, 10/ 1/2012                                                              5                                 5
CSC Holdings Inc
7.88%, 12/15/2007                                                             45                                45
Rogers Cable Inc
6.75%, 3/15/2015 (b)                                                          50                                51
                                                                                                 ------------------
                                                                                                               244
                                                                                                 ------------------
Casino Hotels (0.06%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                              65                                62
                                                                                                 ------------------

Cellular Telecommunications (0.41%)
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                              75                                83
Nextel Communications Inc
5.95%, 3/15/2014                                                              90                                86
Rogers Wireless Inc
7.25%, 12/15/2012                                                             65                                69
6.38%, 3/ 1/2014                                                              70                                70
Rural Cellular Corp
8.25%, 3/15/2012                                                              25                                26
Vodafone Group PLC
6.03%, 6/15/2011 (e)                                                          45                                45
5.78%, 2/27/2012 (e)(f)                                                       75                                74
                                                                                                 ------------------
                                                                                                               453
                                                                                                 ------------------
Chemicals - Diversified (0.12%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                             15                                16
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                             55                                55
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                             20                                22
8.25%, 9/15/2016                                                              35                                39
                                                                                                 ------------------
                                                                                                               132
                                                                                                 ------------------
Coal (0.04%)
Peabody Energy Corp
7.38%, 11/ 1/2016                                                             40                                42
                                                                                                 ------------------

Coatings & Paint (0.04%)
Valspar Corp
5.63%, 5/ 1/2012                                                              20                                20
Coatings & Paint
Valspar Corp (continued)
6.05%, 5/ 1/2017                                                              20                                20
                                                                                                 ------------------
                                                                                                                40
                                                                                                 ------------------
Commercial Banks (0.34%)
BanColombia SA
6.88%, 5/25/2017                                                              65                                63
Commonwealth Bank of Australia
6.02%, 3/15/2036 (d)                                                          40                                38
ICICI Bank
6.625%, 10/ 1/2012                                                           140                               141
VTB Capital SA for Vneshtorgbank
5.96%, 8/ 1/2008 (d)(e)(f)                                                   100                                99
Woori Bank
6.13%, 5/ 3/2016 (d)(e)                                                       40                                40
                                                                                                 ------------------
                                                                                                               381
                                                                                                 ------------------
Commercial Services (0.06%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                              70                                70
                                                                                                 ------------------

Computer Services (0.07%)
Sungard Data Systems Inc
9.13%, 8/15/2013 (b)                                                          30                                31
Unisys Corp
7.88%, 4/ 1/2008                                                              45                                45
                                                                                                 ------------------
                                                                                                                76
                                                                                                 ------------------
Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                                              20                                21
                                                                                                 ------------------

Computers - Memory Devices (0.05%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (b)                                                         20                                20
6.80%, 10/ 1/2016                                                             35                                34
                                                                                                 ------------------
                                                                                                                54
                                                                                                 ------------------
Containers - Metal & Glass (0.06%)
Vitro SAB de CV
8.63%, 2/ 1/2012 (b)                                                          45                                44
9.13%, 2/ 1/2017                                                              20                                20
                                                                                                 ------------------
                                                                                                                64
                                                                                                 ------------------
Containers - Paper & Plastic (0.05%)
Pactiv Corp
5.88%, 7/15/2012                                                              35                                36
6.40%, 1/15/2018                                                              15                                15
                                                                                                 ------------------
                                                                                                                51
                                                                                                 ------------------
Credit Card Asset Backed Securities (0.30%)
American Express Credit Account Master Trust
5.98%, 8/15/2011 (d)(e)                                                       30                                30
Arran
5.93%, 12/15/2010 (e)(g)                                                     100                                99
Citibank Credit Card Master Trust I
6.01%, 3/10/2011 (e)                                                         100                                99
Providian Master Note Trust
5.10%, 11/15/2012 (d)                                                        100                               100
                                                                                                 ------------------
                                                                                                               328
                                                                                                 ------------------

Cruise Lines (0.04%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                             40                                40
                                                                                                 ------------------

Data Processing & Management (0.09%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                              30                                30
Fidelity National Information Services
4.75%, 9/15/2008                                                              75                                75
                                                                                                 ------------------
                                                                                                               105
                                                                                                 ------------------
Diversified Financial Services (0.07%)
American Express Travel Related Service
5.25%, 11/21/2011 (d)                                                         50                                50
General Electric Capital Corp
6.15%, 8/ 7/2037                                                              25                                26
                                                                                                 ------------------
                                                                                                                76
                                                                                                 ------------------
Diversified Manufacturing Operations (0.11%)
Carlisle Cos Inc
6.13%, 8/15/2016                                                              50                                50
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (d)                                                         75                                76
                                                                                                 ------------------
                                                                                                               126
                                                                                                 ------------------
Diversified Minerals (0.04%)
Vale Overseas Ltd
6.25%, 1/23/2017                                                              40                                40
                                                                                                 ------------------

Diversified Operations (0.06%)
Capmark Financial Group Inc
6.03%, 5/10/2010 (d)(e)(f)                                                    75                                70
                                                                                                 ------------------

Drug Delivery Systems (0.04%)
Hospira Inc
5.68%, 3/30/2010 (e)(f)                                                       50                                50
                                                                                                 ------------------

E-Commerce - Products (0.02%)
FTD Inc
7.75%, 2/15/2014                                                              20                                19
                                                                                                 ------------------

Electric - Distribution (0.03%)
Detroit Edison Co/The
5.45%, 2/15/2035                                                              40                                36
                                                                                                 ------------------

Electric - Generation (0.22%)
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                             49                                51
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (d)                                                          20                                20
System Energy Resources Inc
6.20%, 10/ 1/2012                                                            100                               100
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (d)                                                         40                                41
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (d)                                                          28                                28
                                                                                                 ------------------
                                                                                                               240
                                                                                                 ------------------
Electric - Integrated (1.18%)
Arizona Public Service Co
6.38%, 10/15/2011                                                             30                                31

Electric - Integrated
Arizona Public Service Co (continued)
6.50%, 3/ 1/2012                                                              25                                26
5.80%, 6/30/2014                                                              45                                45
6.25%, 8/ 1/2016                                                              40                                40
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016                                                             25                                25
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                              50                                50
Commonwealth Edison Co
6.15%, 3/15/2012                                                              25                                26
4.70%, 4/15/2015                                                              50                                46
5.95%, 8/15/2016                                                              30                                30
Consumers Energy Co
4.25%, 4/15/2008                                                              10                                10
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                              30                                30
6.47%, 12/ 8/2008 (d)(e)                                                      70                                70
Exelon Corp
6.75%, 5/ 1/2011                                                              35                                36
Exelon Generation Co LLC
6.20%, 10/ 1/2017                                                             50                                50
Northeast Utilities
3.30%, 6/ 1/2008                                                              25                                25
NorthWestern Corp
5.88%, 11/ 1/2014                                                             65                                63
Oncor Electric Delivery Co
6.07%, 9/16/2008 (d)(e)                                                       25                                25
6.38%, 5/ 1/2012                                                             125                               127
PPL Energy Supply LLC
5.40%, 8/15/2014                                                              40                                39
Public Service Co of Colorado
6.25%, 9/ 1/2037                                                              30                                30
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                              30                                30
Sierra Pacific Power Co
6.25%, 4/15/2012                                                             175                               178
6.00%, 5/15/2016                                                              60                                59
Southern Co
5.30%, 1/15/2012                                                              30                                30
TECO Energy Inc
7.36%, 5/ 1/2010 (e)                                                          65                                65
Texas Competitive Electric Holdings Co
6.13%, 3/15/2008                                                              25                                25
Transelec SA
7.88%, 4/15/2011                                                              10                                11
Union Electric Co
4.65%, 10/ 1/2013                                                             35                                33
Virginia Electric & Power Co
6.00%, 5/15/2037                                                              40                                38
Wisconsin Power & Light Co
6.38%, 8/15/2037                                                              15                                15
                                                                                                 ------------------
                                                                                                             1,308
                                                                                                 ------------------
Electronic Components - Miscellaneous (0.05%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                              50                                50
                                                                                                 ------------------


Electronic Components - Semiconductors (0.04%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                              40                                40
                                                                                                 ------------------

Electronic Connectors (0.04%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                              40                                40
                                                                                                 ------------------

Electronics - Military (0.06%)
L-3 Communications Corp
5.88%, 1/15/2015                                                              65                                62
                                                                                                 ------------------

Finance - Auto Loans (0.26%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009                                                              20                                20
9.88%, 8/10/2011                                                             100                               101
7.80%, 6/ 1/2012                                                              15                                14
GMAC LLC
6.31%, 11/30/2007                                                             20                                20
4.38%, 12/10/2007 (b)                                                         25                                25
6.88%, 9/15/2011                                                              40                                38
6.00%, 12/15/2011                                                             40                                37
6.63%, 5/15/2012                                                              30                                28
                                                                                                 ------------------
                                                                                                               283
                                                                                                 ------------------
Finance - Commercial (0.45%)
CIT Group Inc
5.59%, 4/27/2011 (e)(f)                                                      100                                93
Textron Financial Corp
5.63%, 2/25/2011 (e)(f)                                                      100                                99
6.00%, 2/15/2067 (b)(d)(e)                                                    30                                27
Textron Financial Floorplan Master Note
6.12%, 5/13/2010 (d)(e)(f)                                                   275                               275
                                                                                                 ------------------
                                                                                                               494
                                                                                                 ------------------
Finance - Consumer Loans (0.26%)
HSBC Finance Corp
4.13%, 11/16/2009                                                             75                                73
5.81%, 11/16/2009 (e)                                                         75                                75
7.00%, 5/15/2012                                                              65                                68
SLM Corp
5.52%, 7/26/2010 (e)                                                          75                                71
                                                                                                 ------------------
                                                                                                               287
                                                                                                 ------------------
Finance - Credit Card (0.14%)
Capital One Bank
5.00%, 6/15/2009                                                              75                                75
6.50%, 6/13/2013                                                              60                                61
Capital One Capital III
7.69%, 8/15/2036                                                              20                                19
                                                                                                 ------------------
                                                                                                               155
                                                                                                 ------------------
Finance - Investment Banker & Broker (1.17%)
Bear Stearns Cos Inc/The
5.51%, 4/29/2008 (e)                                                          40                                40
5.30%, 10/30/2015                                                             15                                14
Citigroup Inc
6.00%, 8/15/2017                                                              30                                31
E*Trade Financial Corp
8.00%, 6/15/2011                                                              60                                60
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                              45                                44
Finance - Investment Banker & Broker
Goldman Sachs Group Inc/The (continued)
5.82%, 3/ 2/2010 (e)                                                          75                                75
6.45%, 5/ 1/2036                                                              35                                34
Jefferies Group Inc
6.45%, 6/ 8/2027                                                              75                                70
6.25%, 1/15/2036                                                              60                                54
JP Morgan Chase Capital XXV
6.80%, 10/ 1/2037                                                             50                                50
JPMorgan Chase & Co
5.25%, 5/ 1/2015                                                             165                               160
Lazard Group
7.13%, 5/15/2015                                                              45                                45
6.85%, 6/15/2017                                                              30                                29
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                             35                                33
Lehman Brothers Holdings Inc
6.20%, 9/26/2014                                                              65                                65
6.50%, 7/19/2017                                                              40                                41
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (e)                                                         160                               160
6.05%, 8/15/2012                                                              40                                41
Morgan Stanley
5.64%, 1/15/2010 (e)                                                         100                                99
5.30%, 3/ 1/2013 (b)                                                          30                                30
4.75%, 4/ 1/2014                                                               5                                 5
5.38%, 10/15/2015                                                            120                               115
                                                                                                 ------------------
                                                                                                             1,295
                                                                                                 ------------------
Finance - Leasing Company (0.08%)
International Lease Finance Corp
5.63%, 9/20/2013                                                              44                                44
5.65%, 6/ 1/2014                                                              50                                49
                                                                                                 ------------------
                                                                                                                93
                                                                                                 ------------------
Finance - Mortgage Loan/Banker (0.56%)
Countrywide Financial Corp
5.61%, 5/ 5/2008 (e)                                                         100                                99
5.87%, 12/19/2008 (e)                                                         85                                81
5.80%, 6/ 7/2012                                                              65                                61
6.25%, 5/15/2016 (b)                                                          40                                36
Fannie Mae
6.50%, 2/25/2047 (g)                                                          30                                31
Freddie Mac
5.50%, 9/15/2031 (e)                                                         100                                97
Ginnie Mae
3.96%, 6/16/2031                                                              69                                67
1.12%, 2/16/2047 (e)                                                         565                                34
Residential Capital LLC
7.59%, 5/22/2009 (e)                                                          75                                64
7.00%, 2/22/2011 (e)                                                          65                                53
                                                                                                 ------------------
                                                                                                               623
                                                                                                 ------------------
Finance - Other Services (0.02%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                              20                                21
                                                                                                 ------------------

Financial Guarantee Insurance (0.03%)
AMBAC Financial Group Inc
6.15%, 2/15/2037                                                              20                                17

Financial Guarantee Insurance
MGIC Investment Corp
5.63%, 9/15/2011                                                              20                                20
                                                                                                 ------------------
                                                                                                                37
                                                                                                 ------------------
Food - Miscellaneous/Diversified (0.07%)
Corn Products International Inc
8.45%, 8/15/2009                                                              45                                48
Kraft Foods Inc
6.00%, 8/11/2010 (e)                                                          30                                30
                                                                                                 ------------------
                                                                                                                78
                                                                                                 ------------------
Food - Retail (0.13%)
Delhaize Group
6.50%, 6/15/2017 (d)                                                          35                                35
Kroger Co/The
6.40%, 8/15/2017 (b)                                                          35                                36
Safeway Inc
5.55%, 3/27/2009 (e)                                                          50                                50
6.35%, 8/15/2017                                                              20                                20
                                                                                                 ------------------
                                                                                                               141
                                                                                                 ------------------
Gas - Distribution (0.06%)
Sempra Energy
4.75%, 5/15/2009                                                              40                                40
Southern Union Co
6.15%, 8/16/2008                                                              30                                30
                                                                                                 ------------------
                                                                                                                70
                                                                                                 ------------------
Health Care Cost Containment (0.03%)
McKesson Corp
5.25%, 3/ 1/2013                                                              30                                30
                                                                                                 ------------------

Home Equity - Other (1.60%)
Bear Stearns Asset Backed Securities Inc
5.29%, 8/25/2036 (e)(f)                                                      200                               197
Citigroup Mortgage Loan Trust Inc
5.40%, 10/25/2035 (e)(f)                                                     200                               199
5.28%, 12/25/2035 (e)(f)                                                     225                               223
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)                                                          75                                73
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                             90                                89
5.81%, 10/25/2036                                                             35                                34
6.05%, 12/25/2037 (e)                                                         65                                65
GSAA Trust
5.27%, 4/25/2047 (e)(f)                                                      155                               154
IXIS Real Estate Capital Trust
5.39%, 9/25/2035 (e)                                                          28                                28
Option One Mortgage Loan Trust
6.18%, 5/25/2034 (e)                                                          85                                79
5.23%, 7/25/2036 (e)(f)                                                      225                               222
Residential Asset Securities Corp
5.33%, 5/25/2035 (e)(f)                                                      115                               115
WAMU Asset-Backed Certificates
5.30%, 5/25/2037 (e)                                                          85                                83
Wells Fargo Home Equity Trust
5.63%, 4/25/2034 (e)(f)                                                      110                               108
5.42%, 10/25/2035 (d)(e)                                                     102                               101
                                                                                                 ------------------
                                                                                                             1,770
                                                                                                 ------------------

Home Equity - Sequential (0.13%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                              75                                74
5.51%, 8/25/2036                                                              65                                64
                                                                                                 ------------------
                                                                                                               138
                                                                                                 ------------------
Insurance Brokers (0.04%)
Willis North America Inc
6.20%, 3/28/2017                                                              45                                45
                                                                                                 ------------------

Investment Companies (0.13%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (d)                                                         100                                99
Xstrata Finance Dubai Ltd
5.85%, 11/13/2009 (d)(e)                                                      50                                50
                                                                                                 ------------------
                                                                                                               149
                                                                                                 ------------------
Investment Management & Advisory Services (0.06%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (e)                                                          60                                61
                                                                                                 ------------------

Life & Health Insurance (0.14%)
Cigna Corp
6.15%, 11/15/2036                                                             30                                29
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)(e)                                                       35                                36
Lincoln National Corp
5.65%, 8/27/2012 (b)                                                          20                                20
6.05%, 4/20/2067 (e)                                                          25                                24
StanCorp Financial Group Inc
6.88%, 10/ 1/2012                                                             25                                27
Unum Group
5.86%, 5/15/2009                                                              20                                20
                                                                                                 ------------------
                                                                                                               156
                                                                                                 ------------------
Machinery - Farm (0.04%)
Case New Holland Inc
6.00%, 6/ 1/2009                                                              50                                50
                                                                                                 ------------------

Medical - Biomedical/Gene (0.04%)
Amgen Inc
5.85%, 6/ 1/2017 (d)                                                          50                                49
                                                                                                 ------------------

Medical - Drugs (0.06%)
Angiotech Pharmaceuticals Inc
9.37%, 12/ 1/2013 (e)                                                         65                                67
                                                                                                 ------------------

Medical - HMO (0.33%)
Coventry Health Care Inc
5.88%, 1/15/2012                                                              90                                91
6.30%, 8/15/2014                                                              65                                65
5.95%, 3/15/2017                                                              25                                24
Health Net Inc
6.38%, 6/ 1/2017                                                              70                                67
UnitedHealth Group Inc
6.00%, 6/15/2017 (d)                                                          40                                40
WellPoint Inc
5.85%, 1/15/2036                                                              50                                46
6.38%, 6/15/2037                                                              30                                30
                                                                                                 ------------------
                                                                                                               363
                                                                                                 ------------------

Medical - Wholesale Drug Distribution (0.08%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                              40                                40
Cardinal Health Inc
5.65%, 6/15/2012 (d)                                                          50                                50
                                                                                                 ------------------
                                                                                                                90
                                                                                                 ------------------
Medical Instruments (0.03%)
Boston Scientific Corp
6.00%, 6/15/2011                                                              35                                34
                                                                                                 ------------------

Medical Laboratory & Testing Service (0.01%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017                                                              10                                10
                                                                                                 ------------------

Metal - Diversified (0.07%)
Falconbridge Ltd
7.25%, 7/15/2012                                                              15                                16
5.38%, 6/ 1/2015                                                              15                                15
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015                                                              20                                22
8.38%, 4/ 1/2017                                                              20                                22
                                                                                                 ------------------
                                                                                                                75
                                                                                                 ------------------
Metal Processors & Fabrication (0.02%)
Commercial Metals Co
6.50%, 7/15/2017                                                              20                                21
                                                                                                 ------------------

Money Center Banks (0.08%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                              45                                41
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(e)                                                      50                                46
                                                                                                 ------------------
                                                                                                                87
                                                                                                 ------------------
Mortgage Backed Securities (10.60%)
Adjustable Rate Mortgage Trust
5.10%, 11/25/2035 (e)                                                         50                                50
Banc of America Alternative Loan Trust
5.53%, 6/25/2036 (e)                                                         147                               146
Banc of America Commercial Mortgage Inc
4.86%, 7/10/2043 (b)                                                         205                               197
4.97%, 7/10/2043                                                              40                                36
5.33%, 9/10/2045                                                             100                               101
5.31%, 10/10/2045 (e)                                                         80                                80
5.68%, 7/10/2046 (e)                                                          75                                75
5.84%, 6/10/2049 (e)                                                          70                                70
Banc of America Funding Corp
5.78%, 7/20/2036 (e)(f)                                                      229                               224
Banc of America Mortgage Securities Inc
6.00%, 9/25/2037                                                              70                                69
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (e)                                                          50                                49
Bear Stearns Alt-A Trust
5.29%, 11/25/2036 (e)(f)                                                     175                               173
5.30%, 4/25/2037 (e)(f)                                                      131                               129
Bear Stearns Commercial Mortgage Securities Inc
0.65%, 5/11/2039 (d)(e)                                                      444                                 7
3.24%, 2/11/2041                                                              19                                18
5.47%, 6/11/2041                                                             130                               130

Mortgage Backed Securities
Bella Vista Mortgage Trust
5.75%, 5/20/2045 (e)(f)                                                      140                               138
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (e)                                                      1,447                                37
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.64%, 10/15/2048 (e)                                                      2,563                                55
0.53%, 12/11/2049 (e)                                                      1,820                                32
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037                                                            200                               197
5.22%, 5/10/2043 (e)                                                          25                                23
0.05%, 12/10/2046 (e)                                                      1,464                                18
5.25%, 12/10/2046                                                             70                                70
6.01%, 12/10/2049 (e)                                                        100                                95
Countrywide Alternative Loan Trust
6.29%, 7/20/2035 (e)(g)                                                       50                                50
Countrywide Asset-Backed Certificates
5.53%, 4/25/2036 (e)(f)                                                      200                               155
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (e)                                                        225                               218
5.43%, 4/25/2046 (e)(f)                                                      184                               178
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)                                                          60                                61
0.79%, 9/15/2039 (d)                                                       1,463                                42
5.81%, 9/15/2039 (g)                                                          80                                80
0.08%, 12/15/2039                                                            479                                 8
0.87%, 12/15/2039 (e)                                                      1,850                                59
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                            113                               113
1.37%, 3/15/2036 (d)(e)                                                      427                                11
0.58%, 5/15/2036 (d)(e)                                                      686                                 7
0.77%, 7/15/2036 (d)(e)                                                      771                                14
4.95%, 7/15/2037                                                             120                               110
0.17%, 11/15/2037 (d)(e)                                                   1,317                                26
7.92%, 9/15/2041 (e)                                                          30                                32
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                             105                               105
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                              45                                48
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                           2,935                                35
5.61%, 4/10/2017 (e)                                                         135                               133
4.98%, 5/10/2043 (e)                                                         220                               213
5.51%, 11/10/2045 (e)                                                        260                               255
Greenpoint Mortgage Funding Trust
5.40%, 6/25/2045 (e)(f)                                                      154                               150
5.44%, 10/25/2045 (e)(f)                                                     166                               163
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017                                                             205                               200
0.47%, 6/10/2036 (d)(e)                                                    5,087                                47
6.11%, 7/10/2038 (e)                                                          70                                71
0.51%, 3/10/2039 (d)(e)                                                    1,285                                29
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                            999                                41
GS Mortgage Securities Corp II
5.99%, 8/10/2045 (e)                                                          65                                65
Impac CMB Trust
5.44%, 4/25/2035 (e)                                                          27                                27
Impac Secured Assets CMN Owner Trust
5.41%, 3/25/2036 (e)(f)                                                      300                               293
Mortgage Backed Securities
Indymac Index Mortgage Loan Trust
5.31%, 1/25/2037 (e)(f)                                                      160                               157
5.37%, 6/25/2037 (e)(g)                                                      137                               133
JP Morgan Chase Commercial Mortgage Securities
0.72%, 10/12/2035 (d)(e)                                                     494                                17
5.02%, 1/12/2037                                                              15                                14
5.29%, 9/12/2037 (e)                                                          25                                23
1.27%, 1/12/2039 (d)(e)                                                      616                                18
5.63%, 6/12/2041 (e)                                                          75                                74
0.27%, 1/15/2042 (d)(e)                                                    1,393                                24
4.78%, 7/15/2042                                                              90                                85
5.59%, 5/12/2045 (e)                                                          55                                54
5.44%, 5/15/2045 (e)                                                         100                                97
5.30%, 5/15/2047 (e)                                                         105                               105
5.47%, 6/12/2047                                                             200                               195
6.01%, 6/15/2049 (e)                                                          60                                60
6.20%, 2/12/2051 (d)(g)                                                       55                                54
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                              48                                48
4.95%, 11/25/2035 (e)                                                        125                               124
5.30%, 4/25/2036 (e)                                                          21                                21
5.82%, 6/25/2036 (e)(f)                                                      120                               121
5.98%, 6/25/2036 (e)                                                          30                                30
5.95%, 8/25/2036 (e)                                                         170                               172
5.57%, 10/25/2036 (e)                                                        180                               176
5.72%, 4/25/2037 (e)                                                          55                                55
LB Commercial Conduit Mortgage Trust
6.21%, 10/15/2035                                                            455                               458
LB-UBS Commercial Mortgage Trust
5.97%, 3/15/2026 (f)                                                         109                               109
4.44%, 12/15/2029 (e)                                                        100                                98
4.31%, 2/15/2030                                                             195                               192
5.74%, 6/15/2032                                                              68                                69
0.85%, 3/15/2034 (d)(e)                                                      579                                 5
0.36%, 3/15/2036 (d)(e)                                                      522                                14
1.29%, 3/15/2036 (d)(e)                                                      436                                11
0.84%, 8/15/2036 (d)(e)                                                      596                                10
5.41%, 9/15/2039 (e)                                                          25                                24
5.46%, 2/15/2040 (e)                                                         245                               238
5.48%, 2/15/2040 (e)                                                          60                                57
5.49%, 2/15/2040 (e)                                                         105                               102
6.45%, 7/17/2040 (e)                                                          60                                59
Merrill Lynch Alternative Note Asset Trust
5.34%, 4/25/2037 (e)(g)                                                      150                               140
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                              90                                90
5.80%, 5/12/2039 (e)                                                          85                                86
5.84%, 5/12/2039 (e)                                                         115                               116
0.68%, 2/12/2042 (e)                                                       1,861                                21
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)                                                          55                                54
0.73%, 8/12/2048 (e)                                                         998                                40
0.06%, 12/12/2049 (e)                                                        724                                11
5.11%, 12/12/2049 (e)                                                         85                                85
5.94%, 6/12/2050 (e)                                                         100                                95
Morgan Stanley Capital I
1.19%, 1/13/2041 (d)(e)                                                      391                                13
0.04%, 12/15/2043 (d)(e)                                                   1,039                                14
5.81%, 4/12/2049                                                             130                               127
Mortgage Backed Securities
Sequoia Mortgage Trust
5.68%, 2/20/2034 (e)                                                          88                                86
Specialty Underwriting & Residential Finance
5.64%, 2/25/2035 (e)                                                          48                                47
5.36%, 3/25/2036 (e)                                                          53                                52
Structured Adjustable Rate Mortgage Loan Trust
5.25%, 12/25/2035                                                             51                                51
5.25%, 2/25/2036 (e)                                                          69                                69
Structured Asset Securities Corp
5.50%, 6/25/2036 (e)                                                         100                                98
Thornburg Mortgage Securities Trust
5.27%, 1/25/2036 (e)(f)                                                      214                               213
Wachovia Bank Commercial Mortgage Trust
0.23%, 11/15/2035 (d)                                                      1,611                                16
0.60%, 10/15/2041 (d)(e)                                                   2,541                                37
0.43%, 3/15/2042 (d)(e)                                                    3,761                                39
4.94%, 4/15/2042                                                             210                               203
5.25%, 12/15/2043                                                             65                                65
5.48%, 12/15/2043                                                             20                                19
5.60%, 12/15/2043                                                             50                                44
4.52%, 5/15/2044                                                              65                                64
5.80%, 7/15/2045                                                             100                               100
6.10%, 2/15/2051 (e)                                                          70                                72
WaMu Mortgage Pass Through Certificates
3.97%, 3/25/2033                                                              52                                52
3.80%, 6/25/2034 (e)                                                          85                                83
4.67%, 5/25/2035 (e)                                                          40                                39
5.98%, 7/25/2044 (e)                                                          28                                28
5.66%, 1/25/2045 (e)                                                          85                                71
5.51%, 11/25/2045 (e)(f)                                                     160                               159
5.35%, 8/25/2046 (e)(f)                                                      250                               246
Washington Mutual Alternative Mortgage
5.41%, 6/25/2046 (e)                                                         178                               172
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (d)                                                          63                                62
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (e)                                                          72                                71
                                                                                                 ------------------
                                                                                                            11,711
                                                                                                 ------------------
Mortgage Securities (0.08%)
Ginnie Mae
4.51%, 10/16/2028 (e)                                                         59                                59
0.85%, 3/16/2047 (e)                                                         533                                33
                                                                                                 ------------------
                                                                                                                92
                                                                                                 ------------------
Multi-Line Insurance (0.35%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)                                                       50                                49
CNA Financial Corp
6.00%, 8/15/2011                                                              40                                40
Genworth Financial Inc
6.15%, 11/15/2066 (e)                                                         45                                42
ING Groep NV
5.78%, 12/ 8/2035                                                             75                                71
Metropolitan Life Global Funding I
5.84%, 3/17/2009 (d)(e)                                                      160                               160
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (e)                                                         30                                28
                                                                                                 ------------------
                                                                                                               390
                                                                                                 ------------------

Multimedia (0.15%)
News America Inc
6.63%, 1/ 9/2008                                                              45                                45
6.20%, 12/15/2034                                                             15                                14
Viacom Inc
6.04%, 6/16/2009 (e)(f)                                                       75                                75
5.75%, 4/30/2011                                                              30                                30
                                                                                                 ------------------
                                                                                                               164
                                                                                                 ------------------
Mutual Insurance (0.03%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (d)(e)                                                       35                                33
                                                                                                 ------------------

Non-Hazardous Waste Disposal (0.05%)
Allied Waste North America Inc
5.75%, 2/15/2011                                                              25                                24
Oakmont Asset Trust
4.51%, 12/22/2008 (d)                                                         35                                35
                                                                                                 ------------------
                                                                                                                59
                                                                                                 ------------------
Office Automation & Equipment (0.07%)
Xerox Corp
5.50%, 5/15/2012                                                              30                                30
6.40%, 3/15/2016                                                              25                                25
6.75%, 2/ 1/2017                                                              20                                20
                                                                                                 ------------------
                                                                                                                75
                                                                                                 ------------------
Office Furnishings - Original (0.02%)
Steelcase Inc
6.50%, 8/15/2011                                                              20                                21
                                                                                                 ------------------

Oil - Field Services (0.13%)
BJ Services Co
5.75%, 6/ 1/2008 (e)                                                         100                               100
Smith International Inc
6.00%, 6/15/2016                                                              30                                30
Weatherford International Inc
6.80%, 6/15/2037 (d)                                                          15                                15
                                                                                                 ------------------
                                                                                                               145
                                                                                                 ------------------
Oil Company - Exploration & Production (0.64%)
Anadarko Petroleum Corp
6.09%, 9/15/2009 (e)(f)                                                       75                                75
Apache Corp
5.25%, 4/15/2013                                                              50                                50
Chesapeake Energy Corp
7.50%, 9/15/2013                                                              60                                62
EnCana Corp
6.63%, 8/15/2037                                                              45                                46
Newfield Exploration Co
7.45%, 10/15/2007                                                             70                                70
6.63%, 9/ 1/2014                                                              40                                39
Nexen Inc
5.05%, 11/20/2013                                                             50                                48
6.40%, 5/15/2037                                                              35                                34
Occidental Petroleum Corp
4.00%, 11/30/2007                                                             35                                35
Swift Energy Co
7.63%, 7/15/2011                                                              50                                50
7.13%, 6/ 1/2017                                                              50                                47
Talisman Energy Inc
6.25%, 2/ 1/2038                                                              30                                28

Oil Company - Exploration & Production
Western Oil Sands Inc
8.38%, 5/ 1/2012                                                              25                                28
XTO Energy Inc
5.90%, 8/ 1/2012 (b)                                                          70                                71
5.65%, 4/ 1/2016                                                              25                                25
                                                                                                 ------------------
                                                                                                               708
                                                                                                 ------------------
Oil Company - Integrated (0.14%)
Husky Energy Inc
6.15%, 6/15/2019                                                              45                                44
Petrobras International Finance Co
8.38%, 12/10/2018                                                             40                                47
Petro-Canada
5.95%, 5/15/2035                                                              30                                29
Petronas Capital Ltd
7.88%, 5/22/2022 (d)                                                          20                                24
Suncor Energy Inc
6.50%, 6/15/2038                                                              15                                15
                                                                                                 ------------------
                                                                                                               159
                                                                                                 ------------------
Oil Refining & Marketing (0.32%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                             60                                60
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                              70                                73
9.50%, 2/ 1/2013                                                              40                                42
Tesoro Corp
6.25%, 11/ 1/2012                                                             50                                50
6.63%, 11/ 1/2015                                                             20                                20
6.50%, 6/ 1/2017 (d)                                                          25                                25
Valero Energy Corp
6.63%, 6/15/2037                                                              80                                81
                                                                                                 ------------------
                                                                                                               351
                                                                                                 ------------------
Paper & Related Products (0.05%)
Alto Parana SA
6.38%, 6/ 9/2017 (d)                                                          40                                40
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                              15                                15
                                                                                                 ------------------
                                                                                                                55
                                                                                                 ------------------
Pharmacy Services (0.08%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                              60                                63
Omnicare Inc
6.75%, 12/15/2013                                                             10                                 9
6.88%, 12/15/2015                                                             15                                14
                                                                                                 ------------------
                                                                                                                86
                                                                                                 ------------------
Pipelines (0.62%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                              25                                24
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                              30                                29
El Paso Natural Gas Co
5.95%, 4/15/2017 (d)                                                          15                                15
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                              20                                20
Enbridge Inc
5.80%, 6/15/2014                                                              50                                50
Kinder Morgan Energy Partners LP
5.85%, 9/15/2012                                                             100                               101
Pipelines
National Fuel Gas Co
5.25%, 3/ 1/2013                                                              30                                30
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                             20                                20
5.95%, 4/15/2017                                                              25                                24
ONEOK Partners LP
5.90%, 4/ 1/2012                                                              45                                45
6.85%, 10/15/2037                                                             70                                71
Pacific Energy
6.25%, 9/15/2015                                                             130                               125
Southern Natural Gas Co
5.90%, 4/ 1/2017 (d)                                                          30                                29
TEPPCO Partners LP
7.63%, 2/15/2012                                                              35                                37
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (d)                                                          30                                28
Williams Partners LP/Williams Partners
7.25%, 2/ 1/2017                                                              40                                41
                                                                                                 ------------------
                                                                                                               689
                                                                                                 ------------------
Property & Casualty Insurance (0.14%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                              30                                32
Chubb Corp
6.38%, 3/29/2037 (e)                                                          35                                35
Progressive Corp/The
6.70%, 6/15/2037                                                              30                                29
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)                                                          30                                29
WR Berkley Corp
6.25%, 2/15/2037                                                              30                                28
                                                                                                 ------------------
                                                                                                               153
                                                                                                 ------------------
Publishing - Periodicals (0.02%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                            20                                21
                                                                                                 ------------------

Real Estate Operator & Developer (0.06%)
Duke Realty LP
5.63%, 8/15/2011                                                              15                                15
Regency Centers LP
8.45%, 9/ 1/2010                                                              20                                22
5.88%, 6/15/2017                                                              25                                24
                                                                                                 ------------------
                                                                                                                61
                                                                                                 ------------------
Regional Banks (0.42%)
BAC Capital Trust XIII
6.09%, 3/15/2043 (e)                                                          75                                70
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)(e)                                                       45                                43
Capital One Financial Corp
5.70%, 9/15/2011                                                              30                                30
Fleet Capital Trust II
7.92%, 12/11/2026                                                             80                                83
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)                                                         30                                29
Wachovia Corp
5.63%, 12/15/2008                                                            115                               116
6.38%, 2/ 1/2009                                                              10                                10

Regional Banks
Wells Fargo & Co
3.12%, 8/15/2008                                                              35                                34
Wells Fargo Capital X
5.95%, 12/15/2036                                                             55                                51
                                                                                                 ------------------
                                                                                                               466
                                                                                                 ------------------
Reinsurance (0.12%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                              50                                46
PartnerRe Finance II
6.44%, 12/ 1/2066 (e)                                                         25                                23
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                              60                                64
                                                                                                 ------------------
                                                                                                               133
                                                                                                 ------------------
REITS - Apartments (0.10%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                              13                                14
AvalonBay Communities Inc
5.50%, 1/15/2012                                                              35                                35
BRE Properties Inc
5.50%, 3/15/2017                                                              30                                28
UDR Inc
6.50%, 6/15/2009                                                              35                                36
                                                                                                 ------------------
                                                                                                               113
                                                                                                 ------------------
REITS - Diversified (0.17%)
iStar Financial Inc
6.03%, 9/15/2009 (e)(f)                                                       50                                46
6.07%, 3/ 9/2010 (e)                                                          50                                47
5.85%, 3/15/2017                                                              60                                53
Liberty Property LP
6.63%, 10/ 1/2017                                                             40                                40
                                                                                                 ------------------
                                                                                                               186
                                                                                                 ------------------
REITS - Healthcare (0.14%)
HCP Inc
6.14%, 9/15/2008 (e)(f)                                                       50                                50
5.65%, 12/15/2013                                                             55                                53
6.00%, 1/30/2017                                                              35                                33
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                              15                                16
                                                                                                 ------------------
                                                                                                               152
                                                                                                 ------------------
REITS - Hotels (0.10%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                              35                                34
6.70%, 1/15/2018                                                              80                                80
                                                                                                 ------------------
                                                                                                               114
                                                                                                 ------------------
REITS - Office Property (0.11%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                             45                                45
5.70%, 5/ 1/2017                                                              35                                33
Highwoods Properties Inc
5.85%, 3/15/2017                                                              25                                23
HRPT Properties Trust
6.29%, 3/16/2011 (e)                                                          25                                25
                                                                                                 ------------------
                                                                                                               126
                                                                                                 ------------------

REITS - Regional Malls (0.01%)
Simon Property Group LP
4.60%, 6/15/2010                                                              15                                15
                                                                                                 ------------------

REITS - Shopping Centers (0.02%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                                              20                                20
                                                                                                 ------------------

REITS - Warehouse & Industrial (0.09%)
Prologis
5.75%, 8/24/2009 (e)(f)                                                      100                               100
                                                                                                 ------------------

Rental - Auto & Equipment (0.10%)
Erac USA Finance Co
5.90%, 11/15/2015 (d)                                                         65                                64
United Rentals North America Inc
7.75%, 11/15/2013                                                             50                                51
                                                                                                 ------------------
                                                                                                               115
                                                                                                 ------------------
Retail - Drug Store (0.00%)
Rite Aid Corp
9.50%, 6/15/2017 (d)                                                           5                                 5
                                                                                                 ------------------

Retail - Petroleum Products (0.08%)
Petro Stopping Centers LP / Petro Finance
9.00%, 2/15/2012                                                              80                                84
                                                                                                 ------------------

Retail - Propane Distribution (0.05%)
Inergy LP/Inergy Finance Corp
8.25%, 3/ 1/2016 (b)                                                          50                                52
                                                                                                 ------------------

Satellite Telecommunications (0.07%)
Intelsat Corp
6.38%, 1/15/2008                                                              80                                80
                                                                                                 ------------------

Savings & Loans - Thrifts (0.15%)
Washington Mutual Inc
5.66%, 1/15/2010 (e)(f)                                                      175                               170
                                                                                                 ------------------

Sovereign (0.13%)
Colombia Government International Bond
7.38%, 9/18/2037 (b)                                                          30                                33
Mexico Government International Bond
6.06%, 1/13/2009 (e)                                                          60                                60
South Africa Government International Bond
6.50%, 6/ 2/2014                                                              45                                48
                                                                                                 ------------------
                                                                                                               141
                                                                                                 ------------------
Special Purpose Entity (0.31%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (d)                                                         60                                62
5.20%, 8/15/2015 (d)                                                          65                                62
Capital One Capital IV
6.75%, 2/17/2037 (b)                                                          30                                27
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037                                                              20                                19
Petroplus Finance Ltd
6.75%, 5/ 1/2014 (d)                                                          80                                77
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(e)                                                    35                                34
Special Purpose Entity
Regency Energy Partners
8.38%, 12/15/2013 (d)                                                         43                                45
Williams Cos Inc Credit Linked Certificates
8.61%, 5/ 1/2009 (d)(e)                                                       20                                20
                                                                                                 ------------------
                                                                                                               346
                                                                                                 ------------------
Steel - Producers (0.15%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                             130                               142
Steel Dynamics Inc
6.75%, 4/ 1/2015 (d)                                                          20                                19
                                                                                                 ------------------
                                                                                                               161
                                                                                                 ------------------
Telecommunication Services (0.10%)
MasTec Inc
7.63%, 2/ 1/2017                                                              40                                39
Qwest Corp
7.88%, 9/ 1/2011                                                              60                                63
Telcordia Technologies Inc
9.11%, 7/15/2012 (d)(e)                                                       10                                 9
                                                                                                 ------------------
                                                                                                               111
                                                                                                 ------------------
Telephone - Integrated (0.41%)
AT&T Corp
7.30%, 11/15/2011 (e)                                                         50                                54
Deutsche Telekom International Finance BV
5.39%, 3/23/2009 (e)                                                          75                                75
France Telecom SA
7.75%, 3/ 1/2011 (e)                                                          75                                80
Royal KPN NV
8.00%, 10/ 1/2010                                                             20                                21
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (e)                                                          25                                25
5.97%, 7/18/2011 (e)                                                          45                                45
Telefonica Emisiones SAU
5.86%, 2/ 4/2013 (c)                                                          30                                30
Telefonica Europe BV
7.75%, 9/15/2010                                                             105                               112
Telefonos de Mexico S.A.
4.50%, 11/19/2008                                                             10                                10
                                                                                                 ------------------
                                                                                                               452
                                                                                                 ------------------
Television (0.09%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                             100                               102
                                                                                                 ------------------

Tobacco (0.09%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                              75                                79
6.75%, 6/15/2017                                                              20                                21
                                                                                                 ------------------
                                                                                                               100
                                                                                                 ------------------
Transport - Rail (0.07%)
CSX Corp
6.25%, 3/15/2018                                                              60                                60
Union Pacific Corp
4.70%, 1/ 2/2024                                                              19                                18
                                                                                                 ------------------
                                                                                                                78
                                                                                                 ------------------
Transport - Services (0.13%)
FedEx Corp
3.50%, 4/ 1/2009                                                              25                                24

Transport - Services
TGI INTERNATIONAL LTD
9.50%, 10/ 3/2017 (c)(d)(g)                                                  115                               115
                                                                                                 ------------------
                                                                                                               139
                                                                                                 ------------------
Vitamins & Nutrition Products (0.06%)
NBTY Inc
7.13%, 10/ 1/2015                                                             70                                70
                                                                                                 ------------------

Wire & Cable Products (0.04%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                              50                                49
                                                                                                 ------------------
TOTAL BONDS                                                                                   $             35,579
                                                                                                 ------------------
CONVERTIBLE BONDS (0.11%)
Federal National Mortgage Association (FNMA) (0.11%)
Fannie Mae Pool
5.64%, 6/ 1/2036 (e)                                                         115                               117
                                                                                                 ------------------
TOTAL CONVERTIBLE BONDS                                                                       $                117
                                                                                                 ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (17.79%)
Federal Home Loan Mortgage Corporation (FHLMC) (5.43%)
4.50%, 10/ 1/2022 (h)                                                        335                               322
5.00%, 10/ 1/2022 (h)                                                        120                               118
5.50%, 10/ 1/2022 (h)                                                         60                                60
5.00%, 10/ 1/2037 (h)                                                         65                                62
5.50%, 10/ 1/2037 (h)                                                        975                               955
6.00%, 10/ 1/2037 (h)                                                      2,035                             2,037
6.50%, 6/ 1/2017                                                              77                                79
5.00%, 5/ 1/2018                                                             311                               306
5.50%, 12/ 1/2022                                                            157                               155
7.00%, 12/ 1/2027                                                             46                                48
6.00%, 1/ 1/2029                                                              59                                59
7.50%, 8/ 1/2030                                                               5                                 5
8.00%, 12/ 1/2030                                                             47                                50
7.50%, 1/ 1/2031                                                              11                                11
6.50%, 5/ 1/2031                                                              17                                17
6.50%, 6/ 1/2031                                                              48                                49
6.50%, 11/ 1/2031                                                             18                                19
5.50%, 3/ 1/2033                                                             148                               146
5.50%, 4/ 1/2033                                                             129                               126
5.50%, 10/ 1/2033                                                            224                               220
5.00%, 7/ 1/2035                                                              50                                47
6.50%, 10/ 1/2035                                                             82                                84
6.00%, 8/ 1/2036                                                              45                                45
6.50%, 11/ 1/2036                                                             86                                88
4.68%, 8/ 1/2035 (e)                                                          39                                39
4.99%, 9/ 1/2035 (e)                                                          96                                95
6.56%, 7/ 1/2036 (e)                                                          82                                83
5.68%, 10/ 1/2036 (e)                                                        286                               287
6.51%, 10/ 1/2036 (e)                                                         36                                37
6.51%, 1/ 1/2037 (e)                                                          60                                62
6.56%, 1/ 1/2037 (e)                                                         118                               120
5.56%, 2/ 1/2037 (e)                                                          72                                72
5.63%, 2/ 1/2037 (e)                                                          93                                93
                                                                                                 ------------------
                                                                                                             5,996
                                                                                                 ------------------
Federal National Mortgage Association (FNMA) (7.46%)
4.50%, 10/ 1/2022 (h)                                                        565                               544
5.00%, 10/ 1/2022 (h)                                                        145                               142
5.50%, 10/ 1/2022 (h)                                                        325                               324
6.00%, 2/ 1/2025                                                             141                               143

Federal National Mortgage Association (FNMA)
5.00%, 10/ 1/2037 (h)                                                      2,540                             2,423
5.50%, 10/ 1/2037 (h)                                                      1,245                             1,219
6.00%, 10/ 1/2037 (h)                                                        165                               165
6.00%, 11/ 1/2037 (c)(h)                                                     690                               690
6.50%, 11/ 1/2037 (c)(h)                                                     350                               356
6.50%, 3/ 1/2008                                                               2                                 2
6.00%, 4/ 1/2008                                                               4                                 4
6.00%, 5/ 1/2009                                                              18                                18
6.00%, 11/ 1/2009                                                             12                                13
6.00%, 12/ 1/2009                                                              2                                 2
6.00%, 5/ 1/2010                                                               4                                 4
4.50%, 9/ 1/2010                                                              93                                92
4.50%, 1/ 1/2020                                                              45                                44
6.00%, 10/ 1/2021                                                            200                               202
6.50%, 2/ 1/2032                                                              43                                44
5.50%, 1/ 1/2033                                                             389                               382
5.50%, 9/ 1/2033                                                             216                               212
4.24%, 6/ 1/2034 (e)                                                          36                                35
4.33%, 7/ 1/2034 (e)                                                          20                                20
4.29%, 12/ 1/2034 (e)                                                         55                                55
4.58%, 3/ 1/2035 (e)                                                          60                                59
5.00%, 7/ 1/2035                                                              49                                47
5.73%, 2/ 1/2036 (e)                                                          37                                37
5.79%, 6/ 1/2036 (e)(g)                                                       22                                22
6.00%, 7/ 1/2036                                                             106                               106
6.50%, 8/ 1/2036                                                              74                                76
6.50%, 10/ 1/2036                                                            104                               106
6.50%, 11/ 1/2036                                                            111                               113
5.43%, 1/ 1/2037 (e)                                                          78                                78
5.51%, 1/ 1/2037 (e)                                                         237                               238
6.50%, 1/ 1/2037                                                             174                               177
5.47%, 3/ 1/2037 (e)                                                          55                                55
                                                                                                 ------------------
                                                                                                             8,249
                                                                                                 ------------------
Government National Mortgage Association (GNMA) (0.88%)
5.50%, 10/ 1/2037 (h)                                                        415                               409
6.00%, 1/15/2029                                                             207                               209
7.00%, 5/15/2031                                                              23                                24
6.00%, 6/15/2032                                                              20                                20
5.00%, 11/15/2033                                                            228                               220
6.00%, 9/20/2026                                                              54                                55
7.00%, 2/20/2032                                                              32                                34
                                                                                                 ------------------
                                                                                                               971
                                                                                                 ------------------
U.S. Treasury (4.02%)
3.50%, 2/15/2010 (b)                                                         950                               939
4.50%, 4/30/2012 (b)                                                         575                               582
4.25%, 8/15/2013 (b)                                                         425                               425
4.75%, 5/15/2014 (b)                                                         200                               205
8.13%, 8/15/2019                                                             175                               228
7.13%, 2/15/2023 (b)                                                         575                               714
6.00%, 2/15/2026 (b)                                                         305                               345
6.25%, 5/15/2030 (b)                                                         850                             1,010
                                                                                                 ------------------
                                                                                                             4,448
                                                                                                 ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                         $             19,664
                                                                                                 ------------------

SHORT TERM INVESTMENTS (10.65%)
Commercial Paper (0.47%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                            517                               517
                                                                                                 ------------------

Money Market Funds (10.18%)
BNY Institutional Cash Reserve Fund (f)                                   11,250                            11,250
                                                                                                 ------------------
TOTAL SHORT TERM INVESTMENTS                                                                  $             11,767
                                                                                                 ------------------
Total Investments                                                                             $            137,697
Liabilities in Excess of Other Assets, Net - (24.61)%                                                     (27,199)
                                                                                                 ------------------
TOTAL NET ASSETS - 100.00%                                                                    $            110,498
                                                                                                 ==================
                                                                                                 ------------------

                                                                                                 ==================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security purchased on a when-issued basis.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,112 or 2.82% of net assets.


(e)  Variable Rate

(f)  Security was purchased with the cash proceeds from securities loans.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $724 or 0.66% of net assets.

(h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $             13,328
Unrealized Depreciation                                            (2,478)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                          10,850
Cost for federal income tax purposes                               126,847
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Financial                                              29.40%
Mortgage Securities                                    24.72%
Consumer, Non-cyclical                                 13.48%
Industrial                                              9.76%
Energy                                                  8.55%
Communications                                          8.14%
Technology                                              7.35%
Asset Backed Securities                                 6.41%
Consumer, Cyclical                                      5.55%
Government                                              4.15%
Utilities                                               3.86%
Basic Materials                                         2.82%
Exchange Traded Funds                                   0.36%
Diversified                                             0.06%
Liabilities in Excess of Other Assets, Net          (-24.61%)
                                             -----------------
TOTAL NET ASSETS                                      100.00%
                                             =================



Schedule of Investments

September 30, 2007 (unaudited)
Bond Account

                                                                              Shares Held                  Value (000's)
COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)                                                                        71              $                  1
                                                                                                         ------------------
TOTAL COMMON STOCKS                                                                                   $                  1
                                                                                                         ------------------
PREFERRED STOCKS (2.38%)
Cable TV (0.07%)
Comcast Corp - 7.00%; Series B                                                     5,437                               136
Comcast Corp                                                                       7,600                               178
                                                                                                         ------------------
                                                                                                                       314
                                                                                                         ------------------
Commercial Banks (0.21%)
ASBC Capital I                                                                     1,300                                32
Barclays Bank PLC (a)(b)                                                          13,400                               337
Compass Capital III                                                                5,800                               144
Royal Bank of Scotland Group PLC - Series L                                        6,600                               139
Royal Bank of Scotland Group PLC (a)                                               8,100                               203
VNB Capital Trust I                                                                4,700                               118
                                                                                                         ------------------
                                                                                                                       973
                                                                                                         ------------------
Diversified Financial Services (0.06%)
Citigroup Capital X                                                                6,000                               139
General Electric Capital Corp  6.000%                                              6,100                               147
                                                                                                         ------------------
                                                                                                                       286
                                                                                                         ------------------
Electric - Integrated (0.23%)
Alabama Power Co Series 07-B                                                      14,100                               340
FPL Group Capital Inc (a)                                                         13,300                               341
Georgia Power Co  5.90%                                                           14,300                               337
PPL Capital Funding Inc                                                            3,000                                71
                                                                                                         ------------------
                                                                                                                     1,089
                                                                                                         ------------------
Fiduciary Banks (0.07%)
BNY Capital V                                                                     13,500                               308
                                                                                                         ------------------

Finance - Consumer Loans (0.03%)
HSBC Finance Corp  6.875%                                                          6,100                               151
                                                                                                         ------------------

Finance - Credit Card (0.04%)
Capital One Capital II                                                             6,700                               165
                                                                                                         ------------------

Finance - Investment Banker & Broker (0.18%)
JP Morgan Chase Capital XI                                                         3,400                                75
JP Morgan Chase Capital XII                                                        1,700                                39
Lehman Brothers Holdings Capital Trust V                                           3,000                                65
Merrill Lynch Capital Trust III                                                   12,500                               317
Morgan Stanley Capital Trust IV                                                    9,900                               225
Morgan Stanley Capital Trust VIII                                                  5,000                               112
                                                                                                         ------------------
                                                                                                                       833
                                                                                                         ------------------
Finance - Mortgage Loan/Banker (0.01%)
Countrywide Financial Corp                                                         2,000                                39
                                                                                                         ------------------

Finance - Other Services (0.04%)
ABN AMRO Capital Funding Trust VII                                                 8,300                               180
                                                                                                         ------------------


Financial Guarantee Insurance (0.01%)
Financial Security Assurance Holdings Ltd  5.600%                                  2,000                                40
                                                                                                         ------------------

Investment Companies (0.05%)
Allied Capital Corp                                                               10,600                               240
                                                                                                         ------------------

Investment Management & Advisory Services (0.05%)
Deutsche Bank Contingent Capital Trust                                             9,600                               229
                                                                                                         ------------------

Life & Health Insurance (0.09%)
Delphi Financial Group Inc - 7.376%                                                3,400                                79
Delphi Financial Group Inc - 8.000%                                                4,100                               105
PLC Capital Trust IV                                                               2,100                                52
Protective Life Corp                                                               6,100                               151
Torchmark Capital Trust III                                                        1,600                                39
                                                                                                         ------------------
                                                                                                                       426
                                                                                                         ------------------
Money Center Banks (0.06%)
BNY Capital IV                                                                     1,200                                30
Santander Finance Preferred SA Uniperso 6.50% (c)                                  4,900                               113
Santander Finance Preferred SA Uniperso 6.80% (c)                                  5,100                               118
                                                                                                         ------------------
                                                                                                                       261
                                                                                                         ------------------
Multi-Line Insurance (0.13%)
Aegon NV  6.375%                                                                   2,500                                56
Aegon NV (a)                                                                       7,503                               189
American International Group Inc                                                   4,000                                92
ING Groep NV 7.05%                                                                 7,700                               186
ING Groep NV (b)                                                                   3,000                                66
                                                                                                         ------------------
                                                                                                                       589
                                                                                                         ------------------
Multimedia (0.02%)
Viacom Inc                                                                         4,700                               112
                                                                                                         ------------------

Property & Casualty Insurance (0.12%)
Arch Capital Group Ltd  7.875%                                                     3,600                                90
Berkley W R Capital Trust                                                         14,300                               335
Markel Corp                                                                        4,500                               113
                                                                                                         ------------------
                                                                                                                       538
                                                                                                         ------------------
Regional Banks (0.38%)
Fifth Third Capital Trust V (a)(b)                                                13,300                               338
Fleet Capital Trust VIII                                                           8,400                               211
KeyCorp Capital IX                                                                14,400                               339
Keycorp Capital VI                                                                   200                                 4
National City Capital Trust II                                                     1,500                                32
PNC Capital Trust D                                                               10,200                               231
USB Capital VI                                                                     5,600                               119
Wachovia Capital Trust IV                                                          2,500                                58
Wachovia Capital Trust IX                                                          3,400                                78
Wachovia Corp                                                                      1,800                                47
Wells Fargo Capital XI                                                            12,600                               287
                                                                                                         ------------------
                                                                                                                     1,744
                                                                                                         ------------------
Reinsurance (0.04%)
PartnerRe Ltd - Series C                                                           2,600                                60
RenaissanceRe Holdings Ltd - Series D                                              4,900                               104
                                                                                                         ------------------
                                                                                                                       164
                                                                                                         ------------------
REITS - Apartments (0.02%)
BRE Properties Inc - Series C                                                      4,900                               110
                                                                                                         ------------------


REITS - Diversified (0.13%)
Duke Realty Corp - Series L                                                       15,000                               341
PS Business Parks Inc - Series H                                                   5,300                               119
PS Business Parks Inc - Series I                                                   2,000                                44
Vornado Realty Trust - Series I                                                    3,500                                78
                                                                                                         ------------------
                                                                                                                       582
                                                                                                         ------------------
REITS - Shopping Centers (0.04%)
Developers Diversified Realty Corp  7.375%                                         2,500                                60
Developers Diversified Realty Corp  7.500%                                         3,700                                89
Weingarten Realty Investors                                                        2,500                                55
                                                                                                         ------------------
                                                                                                                       204
                                                                                                         ------------------
REITS - Single Tenant (0.03%)
Realty Income Corp  Series D                                                       6,600                               155
                                                                                                         ------------------

REITS - Warehouse & Industrial (0.05%)
AMB Property Corp; Series P                                                       10,100                               237
                                                                                                         ------------------

Special Purpose Entity (0.15%)
CORTS Trust for AIG                                                                4,000                                92
CORTS Trust for Aon Capital                                                        4,700                               116
CORTS Trust for First Union Institutional Capital I  8.20%                         7,700                               209
Merrill Lynch Capital Trust I                                                        200                                 5
National City Capital Trust IV (a)                                                 7,600                               191
PreferredPlus TR-CCR1; 5.75%                                                       1,200                                25
PreferredPlus TR-CCR1                                                              1,300                                29
SATURNS - Series GS; 5.750%                                                          400                                 9
SATURNS - Series GS6; 6.000%                                                       1,800                                39
                                                                                                         ------------------
                                                                                                                       715
                                                                                                         ------------------
Telephone - Integrated (0.05%)
AT&T Inc 6.375%                                                                    9,500                               226
                                                                                                         ------------------

Television (0.02%)
CBS Corp  6.75%                                                                    4,800                               110
                                                                                                         ------------------
TOTAL PREFERRED STOCKS                                                                                $             11,020
                                                                                                         ------------------
                                                                                Principal
                                                                               Amount (000's)              Value (000's)
BONDS (85.95%)
Advertising Agencies (0.05%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014                                                                    250                               224
                                                                                                         ------------------

Advertising Services (0.24%)
RH Donnelley Corp
8.88%, 10/15/2017 (c)(d)                                                             305                               309
RH Donnelley Inc
10.88%, 12/15/2012 (b)                                                               755                               804
                                                                                                         ------------------
                                                                                                                     1,113
                                                                                                         ------------------
Aerospace & Defense Equipment (0.28%)
GenCorp Inc
9.50%, 8/15/2013                                                                     423                               441
Goodrich Corp
6.80%, 7/ 1/2036                                                                     450                               484
Sequa Corp
8.88%, 4/ 1/2008                                                                     200                               202
9.00%, 8/ 1/2009                                                                     150                               156
                                                                                                         ------------------
                                                                                                                     1,283
                                                                                                         ------------------

Agricultural Operations (0.12%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                    550                               544
                                                                                                         ------------------

Airlines (0.26%)
American Airlines Inc
7.25%, 2/ 5/2009                                                                     360                               360
Continental Airlines Inc
5.98%, 4/19/2022                                                                     320                               310
Delta Air Lines Inc/Old
7.11%, 9/18/2011                                                                     250                               253
Southwest Airlines Co
6.15%, 8/ 1/2022 (d)                                                                 295                               295
                                                                                                         ------------------
                                                                                                                     1,218
                                                                                                         ------------------
Apparel Manufacturers (0.35%)
Levi Strauss & Co
12.25%, 12/15/2012                                                                 1,180                             1,269
Phillips-Van Heusen
7.75%, 11/15/2023                                                                    325                               329
                                                                                                         ------------------
                                                                                                                     1,598
                                                                                                         ------------------
Appliances (0.07%)
Whirlpool Corp
6.19%, 6/15/2009 (e)                                                                 325                               325
                                                                                                         ------------------


Asset Backed Securities (6.90%)
Ameriquest Mortgage Securities Inc
5.43%, 3/25/2035 (e)                                                                 101                                99
5.36%, 7/25/2035 (e)                                                                 128                               128
Chase Funding Mortgage Loan Asset-Backed Certificates
5.63%, 9/25/2033 (e)                                                                 451                               443
CNH Equipment Trust
5.98%, 2/15/2011 (e)                                                                 352                               352
Countrywide Asset-Backed Certificates
5.65%, 6/25/2035 (e)                                                                 720                               682
5.38%, 3/25/2036 (e)(f)                                                            1,500                             1,463
5.38%, 4/25/2036 (e)                                                               1,750                             1,706
5.29%, 2/25/2037 (e)                                                               1,750                             1,720
5.30%, 6/25/2037 (e)                                                               1,425                             1,347
5.26%, 11/25/2037 (e)                                                                985                               967
Countrywide Home Equity Loan Trust
5.98%, 12/15/2035 (e)(f)                                                             862                               854
5.95%, 5/15/2036 (e)(f)                                                              944                               922
First Franklin Mortgage Loan Asset Backed Certificates
5.20%, 3/25/2036 (e)(f)                                                              673                               671
First Horizon Asset Back Trust
5.29%, 10/25/2034 (e)                                                                672                               660
First-Citizens Home Equity Loan LLC
5.96%, 9/15/2022 (c)(e)                                                              365                               358
Ford Credit Floorplan Master Owner Trust
6.20%, 6/15/2011 (e)                                                                 450                               436
GMAC Mortgage Corp Loan Trust
5.31%, 8/25/2035 (e)                                                               1,000                               974
5.34%, 11/25/2036 (e)(f)                                                           2,000                             1,968
Great America Leasing Receivables
5.39%, 9/15/2011 (c)                                                                 255                               255
JP Morgan Mortgage Acquisition Corp
5.30%, 4/25/2036 (e)(f)                                                            1,525                             1,499
5.45%, 11/25/2036                                                                  1,225                             1,213
5.21%, 3/25/2037 (e)                                                                 694                               688
Asset Backed Securities
JP Morgan Mortgage Acquisition Corp (continued)
5.28%, 3/25/2037 (e)                                                                 720                               707
Lehman XS Trust
5.33%, 9/25/2035 (e)                                                                 994                               991
Long Beach Mortgage Loan Trust
5.66%, 6/25/2034 (e)(f)                                                              170                               161
5.28%, 7/25/2036 (e)                                                               1,245                             1,199
5.24%, 10/25/2036 (e)(f)                                                           2,300                             2,262
5.30%, 12/25/2036 (e)                                                              1,600                             1,511
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)                                                              429                               428
Morgan Stanley ABS Capital I
5.31%, 2/25/2036 (e)                                                               1,600                             1,555
MSDWCC Heloc Trust
5.32%, 7/25/2017 (e)                                                                 184                               181
SACO I Inc
5.27%, 6/25/2036 (e)(f)                                                            1,190                             1,167
Swift Master Auto Receivables Trust
5.85%, 6/15/2012 (e)                                                                 600                               585
Washington Mutual Asset-Backed Certificates
5.31%, 4/25/2036 (e)(f)                                                            1,400                             1,374
Wells Fargo Home Equity Trust
5.23%, 3/25/2037 (e)                                                                 412                               409
                                                                                                      ---------------------
                                                                                                                    31,935
                                                                                                      ---------------------
Auto - Car & Light Trucks (0.44%)
Daimler Finance North America LLC
4.75%, 1/15/2008                                                                     110                               110
6.13%, 3/13/2009 (e)(f)                                                            1,425                             1,419
5.75%, 9/ 8/2011                                                                     385                               388
General Motors Corp
7.13%, 7/15/2013 (b)                                                                 150                               138
                                                                                                      ---------------------
                                                                                                                     2,055
                                                                                                      ---------------------
Auto/Truck Parts & Equipment - Original (0.23%)
Stanadyne Corp
10.00%, 8/15/2014                                                                    100                               100
Tenneco Inc
10.25%, 7/15/2013                                                                    520                               558
Titan International Inc
8.00%, 1/15/2012                                                                     200                               200
TRW Automotive Inc
7.25%, 3/15/2017 (c)                                                                 225                               219
                                                                                                      ---------------------
                                                                                                                     1,077
                                                                                                      ---------------------
Automobile Sequential (1.75%)
AmeriCredit Automobile Receivables Trust
5.82%, 4/ 6/2012 (e)                                                                 325                               322
Capital Auto Receivables Asset Trust
5.90%, 11/15/2008 (e)                                                                602                               602
3.92%, 11/16/2009                                                                    600                               595
5.73%, 3/15/2010 (e)                                                               1,000                               996
6.13%, 6/15/2010 (e)                                                                 275                               275
5.52%, 3/15/2011 (e)                                                                 670                               668
Capital One Auto Finance Trust
5.76%, 7/15/2011 (e)                                                               1,110                             1,105
5.79%, 10/15/2012 (e)                                                                795                               782
Daimler Chrysler Auto Trust
2.85%, 8/ 8/2010 (f)                                                                 445                               445

Automobile Sequential
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                     600                               588
5.60%, 10/15/2012                                                                    240                               238
Hyundai Auto Receivables Trust
4.86%, 1/17/2012 (e)(g)                                                              335                               335
WFS Financial Owner Trust
3.93%, 2/17/2012 (f)                                                                 751                               745
4.50%, 5/17/2013                                                                     410                               407
                                                                                                      ---------------------
                                                                                                                     8,103
                                                                                                      ---------------------
Beverages - Non-Alcoholic (0.12%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                    250                               246
PepsiAmericas Inc
5.75%, 7/31/2012                                                                     320                               328
                                                                                                      ---------------------
                                                                                                                       574
                                                                                                      ---------------------
Beverages - Wine & Spirits (0.29%)
Constellation Brands Inc
7.25%, 5/15/2017 (c)                                                                 175                               175
Diageo Finance BV
5.32%, 3/30/2009 (e)(f)                                                            1,150                             1,152
                                                                                                      ---------------------
                                                                                                                     1,327
                                                                                                      ---------------------
Brewery (0.04%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                                   150                               177
Coors Brewing Co
6.38%, 5/15/2012 (b)                                                                  10                                10
                                                                                                      ---------------------
                                                                                                                       187
                                                                                                      ---------------------
Broadcasting Services & Programming (0.15%)
Clear Channel Communications Inc
4.63%, 1/15/2008                                                                     450                               447
4.50%, 1/15/2010                                                                     250                               232
                                                                                                      ---------------------
                                                                                                                       679
                                                                                                      ---------------------
Building - Residential & Commercial (0.09%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                   335                               335
KB Home
7.75%, 2/ 1/2010                                                                     100                                95
                                                                                                      ---------------------
                                                                                                                       430
                                                                                                      ---------------------
Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                    100                               102
                                                                                                      ---------------------

Building & Construction Products - Miscellaneous (0.16%)
CRH America Inc
6.00%, 9/30/2016                                                                     350                               340
6.40%, 10/15/2033                                                                    180                               167
Interline Brands Inc
8.13%, 6/15/2014                                                                     225                               222
                                                                                                      ---------------------
                                                                                                                       729
                                                                                                      ---------------------
Building Products - Cement & Aggregate (0.36%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(c)(e)                                                          840                               817
Martin Marietta Materials Inc
5.51%, 4/30/2010 (e)                                                                 855                               828
                                                                                                      ---------------------
                                                                                                                     1,645
                                                                                                      ---------------------

Building Products - Wood (0.11%)
Masco Corp
6.00%, 3/12/2010 (e)                                                                 300                               296
Norbord Inc
8.13%, 3/20/2008                                                                     200                               202
                                                                                                      ---------------------
                                                                                                                       498
                                                                                                      ---------------------
Cable TV (1.00%)
Cablevision Systems Corp
9.82%, 4/ 1/2009 (e)                                                                 275                               283
CCH I Holdings LLC/CCH I Holdings Capital Co
11.00%, 10/ 1/2015                                                                   175                               177
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.38%, 4/30/2014 (c)                                                                 150                               151
Comcast Corp
5.66%, 7/14/2009 (e)(f)                                                              750                               746
6.30%, 11/15/2017                                                                    350                               356
7.05%, 3/15/2033 (b)                                                                 150                               158
COX Communications Inc
6.25%, 12/14/2007 (e)(f)                                                             625                               626
4.63%, 1/15/2010                                                                     365                               361
6.75%, 3/15/2011                                                                     395                               412
CSC Holdings Inc
7.88%, 12/15/2007                                                                    205                               205
Echostar DBS Corp
6.63%, 10/ 1/2014                                                                    300                               302
Insight Communications Co Inc
12.25%, 2/15/2011 (e)                                                                300                               310
Rogers Cable Inc
6.75%, 3/15/2015                                                                     550                               565
                                                                                                      ---------------------
                                                                                                                     4,652
                                                                                                      ---------------------
Casino Hotels (0.11%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                     375                               360
MGM Mirage
6.75%, 4/ 1/2013                                                                     175                               171
                                                                                                      ---------------------
                                                                                                                       531
                                                                                                      ---------------------
Casino Services (0.08%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (c)                                                                359                               353
                                                                                                      ---------------------

Cellular Telecommunications (0.96%)
America Movil SAB de CV
5.30%, 6/27/2008 (c)(e)(f)                                                           200                               200
AT&T Mobility LLC
7.13%, 12/15/2031                                                                    250                               270
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011                                                                    150                               159
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                     625                               693
Nextel Communications Inc
5.95%, 3/15/2014                                                                     560                               535
Rogers Wireless Inc
7.25%, 12/15/2012                                                                    700                               741
6.38%, 3/ 1/2014                                                                     630                               636
Vodafone Group PLC
6.03%, 6/15/2011 (e)                                                                 415                               413
5.78%, 2/27/2012 (e)(f)                                                              800                               791
                                                                                                      ---------------------
                                                                                                                     4,438
                                                                                                      ---------------------

Chemicals - Diversified (0.54%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                    280                               293
Huntsman LLC
11.50%, 7/15/2012                                                                    600                               652
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                    295                               296
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                                    190                               204
8.00%, 9/15/2014                                                                     275                               302
8.25%, 9/15/2016                                                                     200                               225
Nova Chemicals Corp
8.48%, 11/15/2013 (e)                                                                250                               245
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (c)                                                                100                               102
Reichhold Industries Inc
9.00%, 8/15/2014 (c)                                                                 175                               177
                                                                                                      ---------------------
                                                                                                                     2,496
                                                                                                      ---------------------
Chemicals - Specialty (0.12%)
Hercules Inc
6.75%, 10/15/2029                                                                    225                               224
Nalco Co
7.75%, 11/15/2011                                                                    200                               204
NewMarket Corp
7.13%, 12/15/2016                                                                    125                               121
                                                                                                      ---------------------
                                                                                                                       549
                                                                                                      ---------------------
Coal (0.05%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
10.00%, 6/ 1/2012                                                                    125                               131
Peabody Energy Corp
7.38%, 11/ 1/2016                                                                     85                                90
                                                                                                      ---------------------
                                                                                                                       221
                                                                                                      ---------------------
Coatings & Paint (0.09%)
Valspar Corp
5.63%, 5/ 1/2012                                                                     195                               196
6.05%, 5/ 1/2017                                                                     205                               205
                                                                                                      ---------------------
                                                                                                                       401
                                                                                                      ---------------------
Commercial Banks (2.37%)
BanColombia SA
6.88%, 5/25/2017 (b)                                                                 595                               579
Barclays Bank PLC
5.93%, 12/31/2049 (c)(e)                                                             655                               621
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(e)                                                              700                               673
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)                                                              325                               291
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)                                                                 350                               332
Credit Agricole SA/London
6.64%, 5/31/2049 (c)(e)                                                              405                               380
Glitnir Banki HF
5.52%, 10/15/2008 (c)(e)                                                             350                               350
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                                850                               883
ICICI Bank
6.625%, 10/ 1/2012                                                                 1,000                             1,005
KeyBank NA
5.51%, 11/ 3/2009 (e)                                                              1,000                             1,002

Commercial Banks
Lloyds TSB Group PLC
6.27%, 11/29/2049 (b)(c)(e)                                                          530                               485
M&I Marshall & Ilsley Bank
5.63%, 12/ 4/2012 (f)                                                              1,100                             1,101
Royal Bank of Scotland Group PLC
7.64%, 3/31/2049 (d)(e)                                                              500                               522
6.99%, 10/29/2049 (c)(d)(e)                                                          500                               508
Societe Generale
5.92%, 4/29/2049 (c)(e)                                                              240                               227
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (c)                                                                 170                               163
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                   1,025                             1,098
Woori Bank
6.13%, 5/ 3/2016 (c)(e)                                                              355                               355
6.21%, 5/ 2/2037 (e)                                                                 445                               419
                                                                                                      ---------------------
                                                                                                                    10,994
                                                                                                      ---------------------
Commercial Services (0.21%)
ARAMARK Corp
8.86%, 2/ 1/2015 (e)                                                                 250                               253
Iron Mountain Inc
8.25%, 7/ 1/2011                                                                     415                               413
8.63%, 4/ 1/2013                                                                     100                               101
6.63%, 1/ 1/2016                                                                     200                               187
                                                                                                      ---------------------
                                                                                                                       954
                                                                                                      ---------------------
Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                     150                               156
                                                                                                      ---------------------

Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                                                      75                                78
                                                                                                      ---------------------

Computers - Memory Devices (0.17%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011                                                                    190                               187
6.80%, 10/ 1/2016                                                                    605                               591
                                                                                                      ---------------------
                                                                                                                       778
                                                                                                      ---------------------
Consumer Products - Miscellaneous (0.10%)
American Achievement Corp
8.25%, 4/ 1/2012                                                                     200                               199
Blyth Inc
5.50%, 11/ 1/2013                                                                    150                               126
Jarden Corp
7.50%, 5/ 1/2017                                                                     150                               145
                                                                                                      ---------------------
                                                                                                                       470
                                                                                                      ---------------------
Containers - Metal & Glass (0.31%)
Impress Holdings BV
8.48%, 9/15/2013 (c)(e)                                                              200                               199
Owens Brockway Glass Container Inc
8.75%, 11/15/2012                                                                    350                               366
Owens-Illinois Inc
7.50%, 5/15/2010                                                                     225                               227
Vitro SAB de CV
8.63%, 2/ 1/2012 (b)                                                                 430                               424

Containers - Metal & Glass
Vitro SAB de CV (continued)
9.13%, 2/ 1/2017                                                                     205                               201
                                                                                                      ---------------------
                                                                                                                     1,417
                                                                                                      ---------------------
Containers - Paper & Plastic (0.16%)
Berry Plastics Holding Corp
8.88%, 9/15/2014                                                                     150                               153
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                     100                                93
Pactiv Corp
5.88%, 7/15/2012                                                                     330                               334
6.40%, 1/15/2018                                                                     150                               153
                                                                                                      ---------------------
                                                                                                                       733
                                                                                                      ---------------------
Credit Card Asset Backed Securities (2.37%)
American Express Credit Account Master Trust
5.98%, 8/15/2011 (c)(e)                                                              360                               356
6.00%, 9/15/2011 (e)                                                               1,235                             1,233
Arran
5.93%, 12/15/2010 (e)(g)                                                             875                               867
Bank One Issuance Trust
6.07%, 3/15/2012 (e)                                                               1,000                               994
Chase Credit Card Master Trust
6.08%, 1/17/2011 (e)(f)                                                            1,125                             1,124
6.10%, 2/15/2011 (e)                                                               1,000                               999
Citibank Credit Card Issuance Trust
6.83%, 12/15/2009 (e)(f)                                                           1,700                             1,704
4.40%, 9/15/2010                                                                     450                               446
Citibank Credit Card Master Trust I
6.01%, 3/10/2011 (e)                                                                 575                               573
First USA Credit Card Master Trust
5.97%, 4/18/2011 (e)(f)                                                            1,250                             1,250
MBNA Master Credit Card Trust
5.69%, 9/15/2010                                                                     620                               620
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                                                800                               799
                                                                                                      ---------------------
                                                                                                                    10,965
                                                                                                      ---------------------
Cruise Lines (0.07%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                                    330                               330
                                                                                                      ---------------------

Data Processing & Management (0.23%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                     275                               278
Fidelity National Information Services
4.75%, 9/15/2008                                                                     780                               774
                                                                                                      ---------------------
                                                                                                                     1,052
                                                                                                      ---------------------
Dialysis Centers (0.04%)
DaVita Inc
6.63%, 3/15/2013                                                                     175                               174
                                                                                                      ---------------------

Direct Marketing (0.07%)
Visant Corp
7.63%, 10/ 1/2012                                                                    325                               331
                                                                                                      ---------------------

Diversified Financial Services (0.19%)
American Express Travel Related Service
5.25%, 11/21/2011 (c)                                                                300                               300

Diversified Financial Services
General Electric Capital Corp
6.15%, 8/ 7/2037                                                                     295                               303
TNK-BP Finance SA
6.63%, 3/20/2017 (c)                                                                 300                               279
                                                                                                      ---------------------
                                                                                                                       882
                                                                                                      ---------------------
Diversified Manufacturing Operations (0.36%)
Actuant Corp
6.88%, 6/15/2017 (c)                                                                 150                               148
Bombardier Inc
8.00%, 11/15/2014 (b)(c)                                                             160                               168
Carlisle Cos Inc
6.13%, 8/15/2016                                                                     450                               453
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (c)                                                                875                               886
                                                                                                      ---------------------
                                                                                                                     1,655
                                                                                                      ---------------------
Diversified Minerals (0.08%)
Vale Overseas Ltd
6.25%, 1/23/2017                                                                     365                               369
                                                                                                      ---------------------

Diversified Operations (0.25%)
Capmark Financial Group Inc
6.03%, 5/10/2010 (c)(e)                                                              650                               606
Icahn Enterprises LP
7.13%, 2/15/2013 (c)                                                                 125                               119
Leucadia National Corp
7.13%, 3/15/2017                                                                     325                               309
Susser Holdings LLC
10.63%, 12/15/2013                                                                   125                               129
                                                                                                      ---------------------
                                                                                                                     1,163
                                                                                                      ---------------------
Drug Delivery Systems (0.11%)
Hospira Inc
5.68%, 3/30/2010 (e)(f)                                                              500                               496
                                                                                                      ---------------------

E-Commerce - Products (0.03%)
FTD Inc
7.75%, 2/15/2014                                                                     150                               142
                                                                                                      ---------------------

Electric - Distribution (0.06%)
Detroit Edison Co/The
5.45%, 2/15/2035                                                                     325                               291
                                                                                                      ---------------------

Electric - Generation (0.70%)
AES Corp/The
9.00%, 5/15/2015 (c)                                                               1,100                             1,155
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                                    77                                83
CE Generation LLC
7.42%, 12/15/2018                                                                    176                               183
Edison Mission Energy
7.20%, 5/15/2019 (c)                                                                 525                               517
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                                    484                               511
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)                                                                 105                               104
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (c)                                                                484                               493

Electric - Generation
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)                                                                 177                               178
                                                                                                      ---------------------
                                                                                                                     3,224
                                                                                                      ---------------------
Electric - Integrated (2.58%)
Arizona Public Service Co
6.38%, 10/15/2011                                                                    200                               206
6.50%, 3/ 1/2012                                                                     715                               741
5.80%, 6/30/2014                                                                     195                               193
6.25%, 8/ 1/2016                                                                     370                               373
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016                                                                    255                               251
Commonwealth Edison Co
6.15%, 3/15/2012                                                                     270                               277
4.70%, 4/15/2015                                                                     520                               482
5.95%, 8/15/2016                                                                     270                               269
Consumers Energy Co
4.25%, 4/15/2008                                                                      80                                79
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                     200                               197
6.47%, 12/ 8/2008 (c)(e)                                                             280                               281
Exelon Corp
6.75%, 5/ 1/2011                                                                     200                               208
Exelon Generation Co LLC
6.20%, 10/ 1/2017                                                                    385                               385
Georgia Power Co
5.70%, 2/17/2009 (e)                                                               1,050                             1,053
MidAmerican Energy Holdings Co
4.63%, 10/ 1/2007                                                                    225                               225
3.50%, 5/15/2008                                                                     150                               148
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                     200                               202
Northeast Utilities
3.30%, 6/ 1/2008                                                                     160                               158
Oncor Electric Delivery Co
6.07%, 9/16/2008 (c)(e)                                                              225                               223
6.38%, 5/ 1/2012                                                                   1,050                             1,069
PPL Energy Supply LLC
5.40%, 8/15/2014                                                                     255                               246
Public Service Co of Colorado
6.25%, 9/ 1/2037                                                                     360                               366
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                     200                               197
Sierra Pacific Power Co
6.25%, 4/15/2012                                                                     700                               713
6.00%, 5/15/2016                                                                     610                               597
Southern California Edison Co
5.46%, 2/ 2/2009 (e)(f)                                                              740                               738
Southern Co
5.30%, 1/15/2012                                                                     290                               290
TECO Energy Inc
7.36%, 5/ 1/2010 (e)                                                                 650                               653
Texas Competitive Electric Holdings Co
6.13%, 3/15/2008                                                                     150                               151
Transelec SA
7.88%, 4/15/2011                                                                     130                               138
Union Electric Co
4.65%, 10/ 1/2013                                                                    350                               330
5.10%, 10/ 1/2019 (b)                                                                340                               309

Electric - Integrated
Wisconsin Power & Light Co
6.38%, 8/15/2037                                                                     210                               214
                                                                                                      ---------------------
                                                                                                                    11,962
                                                                                                      ---------------------
Electronic Components - Miscellaneous (0.28%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                     225                               229
Flextronics International Ltd
6.50%, 5/15/2013                                                                     300                               286
Jabil Circuit Inc
5.88%, 7/15/2010                                                                     500                               505
NXP BV / NXP Funding LLC
8.11%, 10/15/2013 (e)                                                                125                               116
Sanmina-SCI Corp
8.44%, 6/15/2010 (b)(c)(e)                                                           150                               149
                                                                                                      ---------------------
                                                                                                                     1,285
                                                                                                      ---------------------
Electronic Components - Semiconductors (0.20%)
Amkor Technology Inc
7.75%, 5/15/2013                                                                     150                               145
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                     330                               332
Conexant Systems Inc
9.31%, 11/15/2010 (e)                                                                200                               200
Freescale Semiconductor Inc
9.57%, 12/15/2014 (e)                                                                250                               236
                                                                                                      ---------------------
                                                                                                                       913
                                                                                                      ---------------------
Electronic Connectors (0.07%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                     330                               331
                                                                                                      ---------------------

Electronics - Military (0.07%)
L-3 Communications Corp
7.63%, 6/15/2012                                                                     300                               307
                                                                                                      ---------------------

Energy - Alternate Sources (0.03%)
VeraSun Energy Corp
9.38%, 6/ 1/2017 (c)                                                                 175                               150
                                                                                                      ---------------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                     180                               178
                                                                                                      ---------------------

Finance - Auto Loans (0.63%)
AmeriCredit Corp
8.50%, 7/ 1/2015 (c)                                                                 175                               155
Ford Motor Credit Co LLC
5.80%, 1/12/2009                                                                     290                               280
9.75%, 9/15/2010 (e)                                                                 150                               153
9.88%, 8/10/2011                                                                     375                               380
8.11%, 1/13/2012 (e)                                                                 250                               236
7.80%, 6/ 1/2012                                                                     185                               176
GMAC LLC
6.31%, 11/30/2007                                                                    200                               199
4.38%, 12/10/2007 (b)                                                                270                               269
6.88%, 9/15/2011                                                                     425                               404
6.00%, 12/15/2011                                                                    355                               328
6.63%, 5/15/2012                                                                     345                               322
                                                                                                      ---------------------
                                                                                                                     2,902
                                                                                                      ---------------------
Finance - Commercial (0.52%)
CIT Group Inc
5.59%, 4/27/2011 (e)(f)                                                              900                               837
5.75%, 2/13/2012 (e)                                                                 325                               295
Textron Financial Corp
5.63%, 2/25/2011 (e)(f)                                                            1,000                               990
6.00%, 2/15/2067 (b)(c)(e)                                                           300                               276
                                                                                                      ---------------------
                                                                                                                     2,398
                                                                                                      ---------------------
Finance - Consumer Loans (0.72%)
American General Finance Corp
5.80%, 8/17/2011 (e)(f)                                                              500                               494
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                                    160                               152
HSBC Finance Corp
4.13%, 12/15/2008                                                                    300                               297
4.13%, 11/16/2009                                                                    475                               463
5.81%, 11/16/2009 (e)                                                                925                               930
7.00%, 5/15/2012                                                                     150                               158
4.75%, 7/15/2013                                                                     230                               219
SLM Corp
5.52%, 7/26/2010 (e)(f)                                                              650                               612
                                                                                                      ---------------------
                                                                                                                     3,325
                                                                                                      ---------------------
Finance - Credit Card (0.28%)
Capital One Bank
5.00%, 6/15/2009                                                                     555                               553
6.50%, 6/13/2013                                                                     560                               567
Capital One Capital III
7.69%, 8/15/2036 (b)                                                                 175                               172
                                                                                                      ---------------------
                                                                                                                     1,292
                                                                                                      ---------------------
Finance - Investment Banker & Broker (3.68%)
Bear Stearns Cos Inc/The
5.51%, 4/29/2008 (e)                                                                 405                               405
5.30%, 10/30/2015                                                                    140                               131
Citigroup Inc
6.00%, 8/15/2017 (b)                                                                 360                               368
Credit Suisse USA Inc
5.60%, 1/15/2010 (e)                                                                 550                               549
E*Trade Financial Corp
7.38%, 9/15/2013                                                                     150                               140
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                                     340                               335
5.82%, 3/ 2/2010 (e)(f)                                                              600                               597
5.54%, 2/ 6/2012 (b)(e)                                                              500                               491
6.25%, 9/ 1/2017                                                                     360                               368
6.45%, 5/ 1/2036                                                                     800                               781
Jefferies Group Inc
6.45%, 6/ 8/2027                                                                     860                               808
6.25%, 1/15/2036                                                                     630                               564
JP Morgan Chase Capital XXV
6.80%, 10/ 1/2037                                                                    500                               501
JPMorgan Chase & Co
6.75%, 2/ 1/2011                                                                     440                               462
5.25%, 5/ 1/2015                                                                   1,665                             1,610
Lazard Group
7.13%, 5/15/2015                                                                     400                               404
6.85%, 6/15/2017                                                                     350                               344
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                                    395                               376

Finance - Investment Banker & Broker
Lehman Brothers Holdings Inc
5.63%, 11/10/2009 (e)                                                                550                               537
5.50%, 5/25/2010                                                                     800                               780
6.20%, 9/26/2014 (b)                                                                 325                               326
6.50%, 7/19/2017 (b)                                                                 450                               456
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (e)                                                                 925                               924
5.58%, 2/ 5/2010 (e)                                                                 400                               397
5.56%, 11/ 1/2011 (e)(f)                                                             875                               859
5.90%, 6/ 5/2012 (e)(f)                                                              400                               393
6.05%, 8/15/2012                                                                     400                               410
6.22%, 9/15/2026                                                                     100                                98
Morgan Stanley
5.64%, 1/15/2010 (e)                                                               1,325                             1,314
5.61%, 1/18/2011                                                                     875                               864
6.75%, 4/15/2011                                                                     240                               251
5.30%, 3/ 1/2013                                                                     190                               187
                                                                                                      ---------------------
                                                                                                                    17,030
                                                                                                      ---------------------
Finance - Leasing Company (0.23%)
International Lease Finance Corp
5.76%, 1/15/2010 (e)                                                                 550                               548
5.65%, 6/ 1/2014                                                                     535                               529
                                                                                                      ---------------------
                                                                                                                     1,077
                                                                                                      ---------------------
Finance - Mortgage Loan/Banker (2.09%)
Countrywide Financial Corp
5.87%, 12/19/2008 (e)                                                                335                               320
5.80%, 6/ 7/2012 (b)                                                                 400                               375
6.25%, 5/15/2016 (b)                                                                 355                               321
Countrywide Home Loans Inc
4.25%, 12/19/2007 (b)                                                                120                               119
Fannie Mae
3.70%, 11/ 1/2007                                                                    920                               919
5.43%, 2/25/2018 (e)                                                                 367                               368
5.38%, 11/25/2022 (e)                                                                370                               372
5.33%, 1/25/2023 (e)                                                                 533                               535
6.25%, 5/15/2029                                                                     550                               617
5.43%, 2/25/2032 (e)                                                                 629                               629
5.38%, 3/25/2035 (e)                                                                 498                               497
6.50%, 2/25/2047 (g)                                                                 340                               352
Fannie Mae Whole Loan
5.33%, 5/25/2035 (e)                                                                 621                               617
Freddie Mac
6.20%, 6/15/2023 (e)                                                                 442                               447
5.50%, 9/15/2031 (e)                                                                 950                               920
Ginnie Mae
3.96%, 6/16/2031                                                                     757                               736
1.12%, 2/16/2047 (e)                                                               5,939                               361
Residential Capital LLC
6.22%, 6/ 9/2008 (e)(f)                                                              400                               368
7.59%, 5/22/2009 (e)                                                                 500                               425
7.00%, 2/22/2011 (e)                                                                 485                               395
                                                                                                      ---------------------
                                                                                                                     9,693
                                                                                                      ---------------------
Finance - Other Services (0.14%)
American Real Estate Partners LP/American Real Estate Finance Corp
8.13%, 6/ 1/2012                                                                     175                               173
Lukoil International Finance BV
6.66%, 6/ 7/2022 (c)                                                                 245                               232

Finance - Other Services
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (c)(e)                                                             250                               257
                                                                                                      ---------------------
                                                                                                                       662
                                                                                                      ---------------------
Financial Guarantee Insurance (0.08%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (b)                                                                 225                               194
MGIC Investment Corp
5.63%, 9/15/2011                                                                     190                               185
                                                                                                      ---------------------
                                                                                                                       379
                                                                                                      ---------------------
Food - Meat Products (0.17%)
Bertin Ltda
10.25%, 10/ 5/2016 (c)                                                               745                               797
                                                                                                      ---------------------

Food - Miscellaneous/Diversified (0.30%)
Corn Products International Inc
8.45%, 8/15/2009                                                                     290                               307
General Mills Inc
5.49%, 1/22/2010 (e)(f)                                                              800                               798
Kraft Foods Inc
6.00%, 8/11/2010 (e)                                                                 300                               300
                                                                                                      ---------------------
                                                                                                                     1,405
                                                                                                      ---------------------
Food - Retail (0.36%)
Delhaize Group
6.50%, 6/15/2017 (c)                                                                 400                               403
Ingles Markets Inc
8.88%, 12/ 1/2011                                                                    225                               230
Kroger Co/The
6.40%, 8/15/2017 (b)                                                                 360                               367
Safeway Inc
5.55%, 3/27/2009 (e)                                                                 525                               526
6.35%, 8/15/2017                                                                     135                               137
                                                                                                      ---------------------
                                                                                                                     1,663
                                                                                                      ---------------------
Funeral Services & Related Items (0.04%)
Service Corp International/US
6.75%, 4/ 1/2016                                                                     200                               194
                                                                                                      ---------------------

Gas - Distribution (0.24%)
Sempra Energy
4.75%, 5/15/2009                                                                     250                               248
Southern California Gas Co
5.75%, 12/ 1/2009 (e)                                                                600                               598
Southern Union Co
6.15%, 8/16/2008                                                                     260                               261
                                                                                                      ---------------------
                                                                                                                     1,107
                                                                                                      ---------------------
Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013                                                                     320                               317
                                                                                                      ---------------------

Home Equity - Other (4.18%)
American Home Mortgage Investment Trust
5.32%, 11/25/2030 (e)(f)                                                             870                               863
Bear Stearns Asset Backed Securities Inc
5.29%, 8/25/2036 (e)(f)                                                            1,530                             1,507
Bear Stearns Asset Backed Securities Trust
5.73%, 3/25/2034 (e)                                                                 460                               441

Home Equity - Other
Citigroup Mortgage Loan Trust Inc
5.25%, 1/25/2036 (e)(f)                                                            1,400                             1,392
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)                                                                 625                               612
First NLC Trust
5.43%, 9/25/2035 (e)                                                               1,333                             1,312
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                    940                               925
5.81%, 10/25/2036                                                                    325                               312
GSAA Trust
5.27%, 4/25/2047 (e)                                                               1,751                             1,746
IXIS Real Estate Capital Trust
5.39%, 9/25/2035 (e)(f)                                                              274                               274
5.37%, 12/25/2035 (e)                                                                429                               428
Morgan Stanley Home Equity Loans
5.30%, 2/25/2036 (e)                                                               1,870                             1,805
New Century Home Equity Loan Trust
5.42%, 3/25/2035 (e)                                                                  62                                61
Option One Mortgage Loan Trust
6.18%, 5/25/2034 (e)                                                                 485                               450
5.58%, 3/25/2037 (e)                                                                 825                               667
Residential Asset Securities Corp
6.28%, 3/25/2035 (e)                                                                 250                               200
5.33%, 5/25/2035 (e)                                                                 157                               156
5.28%, 9/25/2036 (e)                                                                 750                               716
Saxon Asset Securities Trust
6.83%, 3/25/2035 (e)                                                                 810                               785
Soundview Home Equity Loan Trust
5.22%, 7/25/2036 (e)(f)                                                            1,350                             1,342
WAMU Asset-Backed Certificates
5.30%, 5/25/2037 (e)                                                                 795                               781
5.30%, 7/25/2047 (e)(f)                                                            2,000                             1,944
Wells Fargo Home Equity Trust
5.42%, 10/25/2035 (c)(e)(f)                                                          662                               654
                                                                                                      ---------------------
                                                                                                                    19,373
                                                                                                      ---------------------
Home Equity - Sequential (0.29%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                                     750                               738
5.51%, 8/25/2036                                                                     630                               624
                                                                                                      ---------------------
                                                                                                                     1,362
                                                                                                      ---------------------
Independent Power Producer (0.10%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                     250                               251
Reliant Energy Inc
7.63%, 6/15/2014 (b)                                                                 200                               201
                                                                                                      ---------------------
                                                                                                                       452
                                                                                                      ---------------------
Industrial Automation & Robots (0.05%)
Intermec Inc
7.00%, 3/15/2008                                                                     250                               249
                                                                                                      ---------------------

Insurance Brokers (0.10%)
Willis North America Inc
6.20%, 3/28/2017                                                                     485                               481
                                                                                                      ---------------------

Investment Companies (0.21%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)                                                                 600                               596

Investment Companies
Xstrata Finance Dubai Ltd
5.85%, 11/13/2009 (c)(e)                                                             400                               398
                                                                                                      ---------------------
                                                                                                                       994
                                                                                                      ---------------------
Investment Management & Advisory Services (0.20%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (e)                                                                 575                               589
Eaton Vance Corp
6.50%, 10/ 2/2017 (d)                                                                330                               331
                                                                                                      ---------------------
                                                                                                                       920
                                                                                                      ---------------------
Life & Health Insurance (0.77%)
Cigna Corp
6.15%, 11/15/2036                                                                    280                               265
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)                                                            1,010                             1,038
Hartford Life Global Funding Trusts
5.86%, 9/15/2009 (e)                                                                 950                               949
Lincoln National Corp
5.65%, 8/27/2012 (b)                                                                 200                               201
6.05%, 4/20/2067 (b)(e)                                                              260                               250
StanCorp Financial Group Inc
6.88%, 10/ 1/2012                                                                    210                               225
Stingray Pass-Through Trust
5.90%, 1/12/2015 (c)                                                                 600                               434
Unum Group
5.86%, 5/15/2009                                                                     205                               208
                                                                                                      ---------------------
                                                                                                                     3,570
                                                                                                      ---------------------
Machinery - Construction & Mining (0.04%)
Terex Corp
7.38%, 1/15/2014                                                                     200                               203
                                                                                                      ---------------------

Machinery - General Industry (0.03%)
Stewart & Stevenson LLC
10.00%, 7/15/2014                                                                    150                               152
                                                                                                      ---------------------

Machinery - Material Handling (0.03%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                    150                               154
                                                                                                      ---------------------

Medical - Biomedical/Gene (0.12%)
Amgen Inc
5.85%, 6/ 1/2017 (c)                                                                 550                               545
                                                                                                      ---------------------

Medical - Drugs (0.22%)
Angiotech Pharmaceuticals Inc
9.37%, 12/ 1/2013 (e)                                                                440                               451
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013                                                                    250                               246
9.70%, 12/ 1/2013 (e)                                                                325                               319
                                                                                                      ---------------------
                                                                                                                     1,016
                                                                                                      ---------------------
Medical - HMO (0.88%)
Centene Corp
7.25%, 4/ 1/2014                                                                     175                               172
Coventry Health Care Inc
5.88%, 1/15/2012                                                                     605                               608
6.30%, 8/15/2014                                                                     550                               550
5.95%, 3/15/2017                                                                     295                               285

Medical - HMO
Health Net Inc
6.38%, 6/ 1/2017                                                                     690                               663
UnitedHealth Group Inc
5.42%, 6/21/2010 (c)(e)                                                              600                               600
6.00%, 6/15/2017 (c)                                                                 430                               430
WellPoint Inc
5.85%, 1/15/2036                                                                     450                               414
6.38%, 6/15/2037                                                                     360                               357
                                                                                                      ---------------------
                                                                                                                     4,079

                                                                                                      ---------------------
Medical - Hospitals (0.08%)
Community Health Systems Inc
8.88%, 7/15/2015 (c)(d)                                                              150                               154
HCA Inc
9.25%, 11/15/2016 (c)                                                                225                               239
                                                                                                      ---------------------
                                                                                                                       393
                                                                                                      ---------------------
Medical - Wholesale Drug Distribution (0.19%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                                     320                               317
Cardinal Health Inc
5.65%, 6/15/2012 (c)                                                                 545                               550
                                                                                                      ---------------------
                                                                                                                       867
                                                                                                      ---------------------
Medical Instruments (0.14%)
Boston Scientific Corp
6.00%, 6/15/2011                                                                     310                               298
6.40%, 6/15/2016                                                                     400                               365
                                                                                                      ---------------------
                                                                                                                       663
                                                                                                      ---------------------
Medical Laboratory & Testing Service (0.02%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017                                                                     105                               106
                                                                                                      ---------------------

Metal - Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035                                                                     215                               233
                                                                                                      ---------------------

Metal - Diversified (0.22%)
Falconbridge Ltd
7.25%, 7/15/2012                                                                     120                               132
5.38%, 6/ 1/2015                                                                     135                               131
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015                                                                     475                               513
8.38%, 4/ 1/2017                                                                     225                               246
                                                                                                      ---------------------
                                                                                                                     1,022
                                                                                                      ---------------------
Metal Processors & Fabrication (0.04%)
Commercial Metals Co
6.50%, 7/15/2017                                                                     200                               208
                                                                                                      ---------------------

Miscellaneous Manufacturers (0.03%)
Trimas Corp
9.88%, 6/15/2012                                                                     147                               150
                                                                                                      ---------------------

Money Center Banks (0.18%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                                     445                               402
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)                                                             475                               437
                                                                                                      ---------------------
                                                                                                                       839
                                                                                                      ---------------------

Mortgage Backed Securities (25.04%)
Adjustable Rate Mortgage Trust
5.10%, 11/25/2035 (e)                                                                400                               400
Banc of America Commercial Mortgage Inc
4.86%, 7/10/2043                                                                     775                               745
4.97%, 7/10/2043                                                                     365                               330
5.33%, 9/10/2045                                                                     930                               935
0.22%, 10/10/2045                                                                212,562                               855
5.31%, 10/10/2045 (e)                                                                765                               767
5.68%, 7/10/2046 (e)                                                                 750                               745
5.84%, 6/10/2049 (e)                                                                 750                               754
Banc of America Funding Corp
5.58%, 7/20/2036 (e)(f)                                                            1,527                             1,522
Banc of America Mortgage Securities Inc
6.00%, 9/25/2037                                                                     782                               776
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (e)                                                                 295                               291
Bear Stearns Alt-A Trust
5.29%, 11/25/2036 (e)(f)                                                             349                               345
5.30%, 4/25/2037 (e)(f)                                                            1,045                             1,034
Bear Stearns Asset Backed Securities Inc
5.36%, 4/25/2036 (e)(f)                                                            1,476                             1,451
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                                     446                               468
0.65%, 5/11/2039 (c)(e)                                                            2,442                                40
3.24%, 2/11/2041                                                                     187                               184
Bear Stearns Mortgage Funding Trust
5.34%, 7/25/2036 (e)(f)(g)                                                         2,089                             2,018
Bella Vista Mortgage Trust
5.75%, 5/20/2045 (e)                                                                 298                               293
Chase Commercial Mortgage Securities Corp
7.63%, 7/15/2032                                                                     900                               956
7.32%, 10/15/2032                                                                    850                               894
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (e)                                                             14,014                               355
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.64%, 10/15/2048 (e)                                                             23,285                               504
0.53%, 12/11/2049 (e)                                                             19,385                               336
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (e)                                                                 400                               367
0.05%, 12/10/2046 (e)                                                             12,195                               151
5.25%, 12/10/2046                                                                    685                               685
6.01%, 12/10/2049 (b)(e)                                                           1,120                             1,069
Countrywide Alternative Loan Trust
6.29%, 7/20/2035 (e)(g)                                                              343                               337
5.30%, 6/25/2036 (e)(f)                                                            1,850                             1,839
5.19%, 11/25/2036 (e)                                                              1,323                             1,322
5.40%, 7/25/2046 (e)                                                                 312                               307
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (e)                                                              1,100                             1,065
5.33%, 4/25/2046 (e)(f)                                                            1,169                             1,138
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)                                                                 615                               630
0.79%, 9/15/2039 (c)                                                              14,629                               420
5.81%, 9/15/2039 (g)                                                                 810                               812
0.08%, 12/15/2039                                                                  4,088                                70
0.87%, 12/15/2039 (e)                                                             18,515                               592
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                                  1,149                             1,148
1.37%, 3/15/2036 (c)(e)                                                            2,633                                66
Mortgage Backed Securities
CS First Boston Mortgage Securities Corp (continued)
0.58%, 5/15/2036 (c)(e)                                                            4,457                                45
0.77%, 7/15/2036 (c)(e)                                                            4,556                                82
0.17%, 11/15/2037 (c)(e)                                                           7,461                               150
7.92%, 9/15/2041 (e)                                                                 160                               169
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                   1,020                             1,016
Deutsche ALT-A Securities Inc Alternate Mortgage Loan Trust
5.31%, 4/25/2036 (e)(f)                                                            1,500                             1,484
DLJ Commercial Mortgage Corp
7.34%, 10/10/2032                                                                    177                               184
Downey Savings & Loan Association Mortgage
5.76%, 4/19/2047 (e)(f)                                                            1,088                             1,059
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                                     275                               295
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                                  31,355                               378
5.61%, 4/10/2017 (e)                                                               1,420                             1,395
0.75%, 3/10/2040 (c)(e)                                                            7,889                               127
4.98%, 5/10/2043 (e)                                                               1,580                             1,530
5.51%, 11/10/2045 (e)                                                              2,500                             2,491
GMAC Commercial Mortgage Securities Inc
0.99%, 3/10/2038 (c)(e)                                                            3,901                                89
Greenpoint Mortgage Funding Trust
5.40%, 6/25/2045 (e)                                                                 290                               284
5.43%, 6/25/2045 (e)                                                                 282                               276
5.44%, 10/25/2045 (e)(f)                                                             332                               325
Greenwich Capital Commercial Funding Corp
0.47%, 6/10/2036 (c)(e)                                                           30,242                               277
6.11%, 7/10/2038 (e)                                                                 660                               670
0.51%, 3/10/2039 (c)(e)                                                           13,475                               306
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                                  7,465                               305
GS Mortgage Securities Corp II
5.99%, 8/10/2045 (e)                                                                 720                               722
GSR Mortgage Loan Trust
5.31%, 12/25/2035 (e)                                                                180                               180
5.39%, 8/25/2046 (e)(f)                                                            1,668                             1,621
Harborview Mortgage Loan Trust
5.74%, 3/19/2037 (e)(f)                                                              758                               745
Homebanc Mortgage Trust
5.47%, 1/25/2036 (e)(f)                                                            1,699                             1,670
HSI Asset Securitization Corp Trust
5.31%, 8/25/2035 (e)                                                                 279                               279
Impac CMB Trust
6.50%, 10/25/2033 (e)                                                                129                               129
5.62%, 10/25/2034 (e)                                                                431                               427
5.51%, 1/25/2035 (e)                                                                 202                               199
5.44%, 4/25/2035 (e)                                                                 177                               174
5.56%, 4/25/2035 (e)                                                                 187                               183
5.43%, 8/25/2035 (e)                                                                 294                               290
Impac Secured Assets CMN Owner Trust
5.29%, 3/25/2037 (e)                                                               1,660                             1,642
Indymac Index Mortgage Loan Trust
5.36%, 4/25/2035 (e)                                                                 251                               245
5.46%, 4/25/2035 (e)                                                                 240                               233
5.31%, 1/25/2037 (e)(f)                                                            1,620                             1,592
5.37%, 6/25/2037 (e)(g)                                                            1,320                             1,278

Mortgage Backed Securities
JP Morgan Alternative Loan Trust
5.28%, 3/25/2037 (e)                                                               1,425                             1,412
JP Morgan Chase Commercial Mortgage Securities
0.72%, 10/12/2035 (c)(e)                                                           4,579                               156
5.02%, 1/12/2037                                                                     150                               142
5.29%, 9/12/2037 (e)                                                                 275                               251
1.27%, 1/12/2039 (c)(e)                                                            3,696                               107
5.63%, 6/12/2041 (e)                                                                 775                               761
0.27%, 1/15/2042 (c)(e)                                                            7,801                               133
4.78%, 7/15/2042                                                                     830                               782
5.59%, 5/12/2045 (e)                                                                 540                               533
5.44%, 5/15/2045 (e)                                                                 930                               907
5.30%, 5/15/2047 (e)                                                               1,025                             1,024
6.01%, 6/15/2049 (e)                                                                 670                               672
6.20%, 2/12/2051 (c)(g)                                                              550                               541
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                                     490                               487
4.95%, 11/25/2035 (e)                                                              1,100                             1,088
5.30%, 4/25/2036 (e)                                                                 513                               514
5.82%, 6/25/2036 (e)                                                               1,091                             1,100
5.98%, 6/25/2036 (e)                                                                 269                               270
5.95%, 8/25/2036 (e)                                                               1,575                             1,593
6.00%, 8/25/2036 (e)                                                                 589                               585
5.57%, 10/25/2036 (e)                                                              1,685                             1,649
5.72%, 4/25/2037 (e)                                                               1,090                             1,093
LB-UBS Commercial Mortgage Trust
5.74%, 6/15/2032                                                                     661                               671
0.85%, 3/15/2034 (c)(e)                                                            2,125                                19
0.36%, 3/15/2036 (c)(e)                                                            2,784                                76
1.29%, 3/15/2036 (c)(e)                                                            2,327                                58
0.84%, 8/15/2036 (c)(e)                                                            3,519                                62
5.41%, 9/15/2039 (e)                                                                 235                               229
0.68%, 2/15/2040 (e)                                                              23,449                               775
5.46%, 2/15/2040 (e)                                                               2,098                             2,039
5.48%, 2/15/2040 (e)                                                                 650                               623
5.49%, 2/15/2040 (e)                                                               1,075                             1,048
6.45%, 7/17/2040 (e)                                                                 675                               666
Lehman XS Trust
5.35%, 6/25/2047 (e)(g)                                                            1,962                             1,894
Merrill Lynch Alternative Note Asset Trust
5.34%, 4/25/2037 (e)(g)                                                            1,550                             1,446
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                     830                               831
5.80%, 5/12/2039 (e)                                                                 795                               808
5.84%, 5/12/2039 (e)                                                               1,020                             1,028
0.68%, 2/12/2042 (e)                                                              19,234                               219
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)                                                                 500                               488
0.73%, 8/12/2048 (e)                                                               8,151                               324
0.06%, 12/12/2049 (e)                                                              7,061                               104
5.11%, 12/12/2049 (e)                                                                795                               791
5.94%, 6/12/2050 (e)                                                               1,120                             1,068
Morgan Stanley Capital I
7.11%, 4/15/2033                                                                     103                               106
1.19%, 1/13/2041 (c)(e)                                                            2,307                                75
5.36%, 5/24/2043 (c)(e)(f)(g)                                                      1,200                             1,184
0.04%, 12/15/2043 (c)(e)                                                           8,671                               115
5.51%, 8/25/2046 (e)(f)(g)                                                         1,500                             1,259
5.81%, 4/12/2049                                                                   1,470                             1,428
Mortgage Backed Securities
Morgan Stanley Dean Witter Capital I
0.91%, 4/15/2034 (c)(e)                                                            2,909                                32
Nomura Asset Acceptance Corp
5.48%, 2/25/2035 (e)                                                                 163                               162
Residential Accredit Loans Inc
5.28%, 2/25/2037 (e)(g)                                                              764                               757
5.32%, 7/25/2037 (e)(f)(g)                                                           750                               728
5.28%, 3/25/2047 (e)(f)                                                            1,905                             1,845
Sequoia Mortgage Trust
5.73%, 2/20/2035 (e)                                                                 246                               240
Specialty Underwriting & Residential Finance
5.64%, 2/25/2035 (e)                                                                 274                               268
5.36%, 3/25/2036 (e)                                                                 295                               293
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (e)                                                               1,200                             1,188
5.83%, 8/25/2034 (e)                                                                 812                               809
5.38%, 3/25/2035 (e)                                                                 161                               161
5.25%, 12/25/2035                                                                    423                               422
5.25%, 2/25/2036 (e)                                                                 588                               585
5.32%, 7/25/2037 (e)(f)                                                            1,455                             1,437
Structured Asset Mortgage Investments Inc
5.36%, 5/25/2045 (e)                                                               1,735                             1,717
Structured Asset Securities Corp
5.50%, 6/25/2036 (e)                                                               1,000                               983
Wachovia Bank Commercial Mortgage Trust
0.23%, 11/15/2035 (c)                                                             15,301                               156
0.60%, 10/15/2041 (c)(e)                                                          16,517                               240
0.43%, 3/15/2042 (c)(e)                                                           26,598                               274
4.94%, 4/15/2042                                                                   1,300                             1,254
5.25%, 12/15/2043                                                                    695                               691
5.48%, 12/15/2043                                                                    205                               190
5.60%, 12/15/2043                                                                    540                               481
4.52%, 5/15/2044                                                                     650                               640
5.80%, 7/15/2045                                                                   1,000                             1,000
6.10%, 2/15/2051 (b)(e)                                                              760                               780
WaMu Mortgage Pass Through Certificates
5.77%, 12/25/2027 (e)                                                                602                               596
3.97%, 3/25/2033                                                                     297                               296
3.80%, 6/25/2034 (e)                                                                 745                               729
4.67%, 5/25/2035 (e)                                                                 260                               257
5.70%, 6/25/2037 (e)                                                                 487                               483
5.98%, 7/25/2044 (e)                                                                 190                               187
5.44%, 1/25/2045 (e)                                                                 243                               238
5.66%, 1/25/2045 (e)                                                                 552                               464
5.36%, 4/25/2045 (e)                                                                 128                               126
5.40%, 4/25/2045 (e)                                                                 128                               126
5.42%, 7/25/2045 (e)                                                                 329                               320
5.38%, 11/25/2045 (e)                                                                229                               228
5.51%, 11/25/2045 (e)(f)                                                           1,471                             1,463
Washington Mutual Alternative Mortgage
5.38%, 2/25/2036 (e)                                                                 288                               280
5.41%, 6/25/2046 (e)(f)                                                            1,583                             1,534
5.31%, 1/25/2047 (e)                                                               1,088                             1,052
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                                                 534                               523
Wells Fargo Mortgage Backed Securities
5.43%, 1/25/2034 (e)                                                                 293                               292

Mortgage Backed Securities
Wells Fargo Mortgage Backed Securities (continued)
4.19%, 3/25/2035 (e)                                                                 619                               610
                                                                                                      ---------------------
                                                                                                                   115,933
                                                                                                      ---------------------
Mortgage Securities (0.21%)
Ginnie Mae
4.51%, 10/16/2028 (e)                                                                648                               640
0.85%, 3/16/2047 (e)                                                               5,327                               333
                                                                                                      ---------------------
                                                                                                                       973
                                                                                                      ---------------------
Multi-Line Insurance (0.79%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)                                                              275                               270
AXA SA
6.38%, 12/29/2049 (c)(e)                                                             175                               158
6.46%, 12/31/2049 (b)(c)(e)                                                          175                               162
CNA Financial Corp
6.00%, 8/15/2011                                                                     375                               379
Genworth Financial Inc
6.15%, 11/15/2066 (e)                                                                470                               439
ING Groep NV
5.78%, 12/ 8/2035                                                                    925                               874
Metropolitan Life Global Funding I
5.56%, 5/17/2010 (c)                                                               1,125                             1,115
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (b)(e)                                                             300                               280
                                                                                                      ---------------------
                                                                                                                     3,677
                                                                                                      ---------------------
Multimedia (0.61%)
News America Inc
6.63%, 1/ 9/2008                                                                     255                               256
6.20%, 12/15/2034                                                                     80                                75
Time Warner Inc
5.73%, 11/13/2009 (e)(f)                                                             825                               815
Viacom Inc
6.04%, 6/16/2009 (e)                                                                 700                               698
5.75%, 4/30/2011                                                                     225                               227
Walt Disney Co/The
5.82%, 9/10/2009 (e)(f)                                                              775                               772
                                                                                                      ---------------------
                                                                                                                     2,843

                                                                                                      ---------------------
Music (0.02%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                     125                               109
                                                                                                      ---------------------

Mutual Insurance (0.08%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (c)(e)                                                              375                               350
                                                                                                      ---------------------

Non-Ferrous Metals (0.03%)
PNA Group Inc
10.75%, 9/ 1/2016                                                                    125                               127
                                                                                                      ---------------------

Non-Hazardous Waste Disposal (0.11%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                                                315                               313
WCA Waste Corp
9.25%, 6/15/2014                                                                     200                               206
                                                                                                      ---------------------
                                                                                                                       519
                                                                                                      ---------------------

Office Automation & Equipment (0.18%)
Xerox Corp
5.50%, 5/15/2012                                                                     325                               322
6.40%, 3/15/2016                                                                     200                               202
6.75%, 2/ 1/2017                                                                     285                               292
                                                                                                      ---------------------
                                                                                                                       816
                                                                                                      ---------------------
Office Furnishings - Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011                                                                     210                               218
                                                                                                      ---------------------

Oil - Field Services (0.25%)
BJ Services Co
5.75%, 6/ 1/2008 (e)(f)                                                              750                               751
Smith International Inc
6.00%, 6/15/2016                                                                     245                               244
Weatherford International Inc
6.80%, 6/15/2037 (c)                                                                 175                               180
                                                                                                      ---------------------
                                                                                                                     1,175

                                                                                                      ---------------------
Oil Company - Exploration & Production (1.60%)
Anadarko Petroleum Corp
6.09%, 9/15/2009 (e)                                                               1,200                             1,193
Apache Corp
5.25%, 4/15/2013                                                                     525                               522
Chesapeake Energy Corp
7.63%, 7/15/2013                                                                     350                               366
7.50%, 9/15/2013 (b)                                                                 200                               205
Citic Resources Finance Ltd
6.75%, 5/15/2014 (c)                                                                 300                               291
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                    225                               217
EnCana Corp
6.63%, 8/15/2037                                                                     505                               518
Newfield Exploration Co
7.45%, 10/15/2007                                                                    800                               800
6.63%, 9/ 1/2014                                                                     365                               359
Nexen Inc
5.05%, 11/20/2013                                                                    525                               508
6.40%, 5/15/2037                                                                     330                               321
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                    170                               170
Plains Exploration & Production Co
7.75%, 6/15/2015                                                                     200                               196
Swift Energy Co
7.13%, 6/ 1/2017                                                                     745                               706
Western Oil Sands Inc
8.38%, 5/ 1/2012                                                                     290                               320
XTO Energy Inc
5.90%, 8/ 1/2012 (b)                                                                 350                               357
6.25%, 4/15/2013                                                                      90                                92
5.65%, 4/ 1/2016                                                                     280                               274
                                                                                                      ---------------------
                                                                                                                     7,415
                                                                                                      ---------------------
Oil Company - Integrated (0.28%)
Husky Energy Inc
6.15%, 6/15/2019                                                                     505                               497
Petrobras International Finance Co
8.38%, 12/10/2018                                                                    260                               305
Petro-Canada
5.95%, 5/15/2035                                                                     235                               223

Oil Company - Integrated
Petronas Capital Ltd
7.88%, 5/22/2022 (c)                                                                 125                               150
Suncor Energy Inc
6.50%, 6/15/2038                                                                     110                               112
                                                                                                      ---------------------
                                                                                                                     1,287
                                                                                                      ---------------------
Oil Refining & Marketing (0.57%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                                    365                               365
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                                     550                               570
9.50%, 2/ 1/2013                                                                     365                               386
Tesoro Corp
6.25%, 11/ 1/2012                                                                    420                               421
6.63%, 11/ 1/2015                                                                    220                               220
6.50%, 6/ 1/2017 (c)                                                                 280                               278
Valero Energy Corp
6.63%, 6/15/2037                                                                     410                               416
                                                                                                      ---------------------
                                                                                                                     2,656
                                                                                                      ---------------------
Paper & Related Products (0.15%)
Alto Parana SA
6.38%, 6/ 9/2017 (b)(c)                                                              450                               454
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                     105                               103
Neenah Paper Inc
7.38%, 11/15/2014                                                                    150                               145
                                                                                                      ---------------------
                                                                                                                       702
                                                                                                      ---------------------
Pharmacy Services (0.22%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                     610                               643
Omnicare Inc
6.75%, 12/15/2013                                                                     65                                60
6.88%, 12/15/2015                                                                    325                               301
                                                                                                      ---------------------
                                                                                                                     1,004
                                                                                                      ---------------------
Physician Practice Management (0.07%)
US Oncology Inc
9.00%, 8/15/2012                                                                     100                               101
10.75%, 8/15/2014                                                                    200                               206
                                                                                                      ---------------------
                                                                                                                       307
                                                                                                      ---------------------
Pipelines (1.17%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                     165                               159
El Paso Natural Gas Co
5.95%, 4/15/2017 (c)                                                                 170                               166
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                     105                               104
Enbridge Inc
5.80%, 6/15/2014                                                                     540                               538
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                     150                               140
Kinder Morgan Energy Partners LP
5.85%, 9/15/2012                                                                   1,150                             1,160
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                     190                               191
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                                    250                               250
5.95%, 4/15/2017                                                                     265                               257

Pipelines
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                     375                               380
6.85%, 10/15/2037                                                                    545                               549
Pacific Energy
6.25%, 9/15/2015                                                                     795                               766
Southern Natural Gas Co
5.90%, 4/ 1/2017 (c)                                                                 305                               297
TEPPCO Partners LP
7.63%, 2/15/2012                                                                     155                               166
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(c)                                                              335                               309
                                                                                                      ---------------------
                                                                                                                     5,432
                                                                                                      ---------------------
Poultry (0.03%)
Pilgrim's Pride Corp
7.63%, 5/ 1/2015                                                                     150                               152
                                                                                                      ---------------------

Printing - Commercial (0.07%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                                     150                               139
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                    200                               202
                                                                                                      ---------------------
                                                                                                                       341
                                                                                                      ---------------------
Private Corrections (0.05%)
Corrections Corp of America
7.50%, 5/ 1/2011                                                                     250                               252
                                                                                                      ---------------------

Property & Casualty Insurance (0.37%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034 (b)                                                                 250                               270
Chubb Corp
6.38%, 3/29/2037 (e)                                                                 350                               348
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017                                                                     200                               190
Progressive Corp/The
6.70%, 6/15/2037                                                                     350                               340
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)                                                                 300                               290
WR Berkley Corp
6.25%, 2/15/2037                                                                     310                               286
                                                                                                      ---------------------
                                                                                                                     1,724
                                                                                                      ---------------------
Publishing - Newspapers (0.04%)
Block Communications Inc
8.25%, 12/15/2015 (c)                                                                175                               174
                                                                                                      ---------------------

Publishing - Periodicals (0.25%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                                   495                               528
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010 (b)                                                                 150                               154
9.88%, 8/15/2013                                                                     250                               266
Idearc Inc
8.00%, 11/15/2016                                                                    200                               200
                                                                                                      ---------------------
                                                                                                                     1,148
                                                                                                      ---------------------
Quarrying (0.04%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(e)                                                              200                               201
                                                                                                      ---------------------

Radio (0.05%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014                                                                     250                               246
                                                                                                      ---------------------

Real Estate Operator & Developer (0.13%)
Duke Realty LP
5.63%, 8/15/2011                                                                     135                               135
Regency Centers LP
8.45%, 9/ 1/2010                                                                     180                               195
5.88%, 6/15/2017                                                                     260                               251
                                                                                                      ---------------------
                                                                                                                       581
                                                                                                      ---------------------
Regional Banks (1.44%)
BAC Capital Trust XIII
6.09%, 3/15/2043 (e)                                                                 700                               653
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)(e)                                                              465                               442
Bank of America Corp
5.46%, 8/ 2/2010 (e)                                                                 600                               598
Capital One Financial Corp
6.00%, 9/10/2009 (e)(f)                                                              750                               745
5.70%, 9/15/2011                                                                     310                               310
NB Capital Trust
7.83%, 12/15/2026                                                                    700                               727
PNC Funding Corp
5.50%, 1/31/2012 (e)(f)                                                            1,000                               985
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)                                                                275                               270
Wachovia Corp
5.63%, 12/15/2008                                                                    600                               603
6.38%, 2/ 1/2009                                                                     150                               152
Wells Fargo & Co
3.12%, 8/15/2008                                                                     225                               221
5.72%, 8/20/2010 (e)                                                                 350                               350
Wells Fargo Capital X
5.95%, 12/15/2036                                                                    680                               624
                                                                                                      ---------------------
                                                                                                                     6,680
                                                                                                      ---------------------
Reinsurance (0.26%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                     480                               445
PartnerRe Finance II
6.44%, 12/ 1/2066 (e)                                                                255                               236
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                                     500                               530
                                                                                                      ---------------------
                                                                                                                     1,211
                                                                                                      ---------------------
REITS - Apartments (0.22%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                                     140                               146
AvalonBay Communities Inc
5.50%, 1/15/2012 (b)                                                                 345                               345
BRE Properties Inc
5.50%, 3/15/2017                                                                     290                               275
UDR Inc
6.50%, 6/15/2009                                                                     235                               243
                                                                                                      ---------------------
                                                                                                                     1,009
                                                                                                      ---------------------
REITS - Diversified (0.43%)
iStar Financial Inc
6.03%, 9/15/2009 (e)                                                                 425                               396
6.07%, 3/ 9/2010 (e)                                                                 850                               792

REITS - Diversified
iStar Financial Inc (continued)
5.85%, 3/15/2017                                                                     670                               593
Liberty Property LP
6.63%, 10/ 1/2017                                                                    205                               205
                                                                                                      ---------------------
                                                                                                                     1,986
                                                                                                      ---------------------
REITS - Healthcare (0.40%)
HCP Inc
6.14%, 9/15/2008 (e)(f)                                                              900                               898
5.65%, 12/15/2013                                                                    525                               507
6.00%, 1/30/2017                                                                     335                               320
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                     115                               120
                                                                                                      ---------------------
                                                                                                                     1,845
                                                                                                      ---------------------
REITS - Hotels (0.17%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                                     290                               285
6.70%, 1/15/2018                                                                     500                               497
                                                                                                      ---------------------
                                                                                                                       782
                                                                                                      ---------------------
REITS - Office Property (0.26%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                                    375                               375
5.70%, 5/ 1/2017                                                                     335                               313
Highwoods Properties Inc
5.85%, 3/15/2017                                                                     245                               232
HRPT Properties Trust
6.29%, 3/16/2011 (e)                                                                 288                               288
                                                                                                      ---------------------
                                                                                                                     1,208
                                                                                                      ---------------------
REITS - Regional Malls (0.19%)
Simon Property Group LP
6.38%, 11/15/2007 (f)                                                                750                               750
4.60%, 6/15/2010                                                                     115                               113
                                                                                                      ---------------------
                                                                                                                       863
                                                                                                      ---------------------
REITS - Shopping Centers (0.04%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                     185                               184
                                                                                                      ---------------------

REITS - Warehouse & Industrial (0.22%)
Prologis
5.75%, 8/24/2009 (e)(f)                                                            1,000                             1,003
                                                                                                      ---------------------

Rental - Auto & Equipment (0.53%)
Erac USA Finance Co
5.61%, 4/30/2009 (c)(e)(f)                                                         1,125                             1,118
5.75%, 8/28/2009 (c)(e)(f)                                                           375                               376
5.90%, 11/15/2015 (c)                                                                675                               665
United Rentals North America Inc
6.50%, 2/15/2012                                                                     275                               278
                                                                                                      ---------------------
                                                                                                                     2,437
                                                                                                      ---------------------
Retail - Apparel & Shoe (0.04%)
Collective Brands Inc
8.25%, 8/ 1/2013                                                                     175                               169
                                                                                                      ---------------------

Retail - Automobile (0.21%)
Asbury Automotive Group Inc
8.00%, 3/15/2014                                                                     250                               241

Retail - Automobile
AutoNation Inc
7.36%, 4/15/2013 (e)                                                                 325                               310
Penske Auto Group Inc
7.75%, 12/15/2016                                                                    250                               239
Sonic Automotive Inc
8.63%, 8/15/2013                                                                     200                               198
                                                                                                      ---------------------
                                                                                                                       988
                                                                                                      ---------------------
Retail - Drug Store (0.27%)
CVS Caremark Corp
5.92%, 6/ 1/2010 (e)                                                                 935                               932
Rite Aid Corp
7.50%, 1/15/2015                                                                     250                               236
9.50%, 6/15/2017 (c)                                                                  65                                61
                                                                                                      ---------------------
                                                                                                                     1,229
                                                                                                      ---------------------
Retail - Petroleum Products (0.20%)
Petro Stopping Centers LP / Petro Finance
9.00%, 2/15/2012                                                                     875                               917
                                                                                                      ---------------------

Retail - Propane Distribution (0.08%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                     175                               172
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                                    225                               217
                                                                                                      ---------------------
                                                                                                                       389
                                                                                                      ---------------------
Retail - Restaurants (0.04%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                    175                               174
                                                                                                      ---------------------

Rubber - Tires (0.06%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011 (c)                                                                250                               261
                                                                                                      ---------------------

Satellite Telecommunications (0.20%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016                                                                     100                               104
Intelsat Corp
6.38%, 1/15/2008                                                                     600                               599
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (e)                                                                 200                               203
                                                                                                      ---------------------
                                                                                                                       906
                                                                                                      ---------------------
Savings & Loans - Thrifts (0.21%)
Washington Mutual Inc
5.66%, 1/15/2010 (e)                                                               1,000                               970
                                                                                                      ---------------------

Schools (0.04%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (c)                                                                 175                               170
                                                                                                      ---------------------

Sovereign (0.22%)
Colombia Government International Bond
7.38%, 9/18/2037 (b)                                                                 315                               346
Mexico Government International Bond
6.06%, 1/13/2009 (b)(e)                                                              385                               387
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                     280                               295
                                                                                                      ---------------------
                                                                                                                     1,028
                                                                                                      ---------------------

Special Purpose Entity (1.19%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)                                                              160                               150
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)                                                                525                               544
5.20%, 8/15/2015 (c)                                                                 575                               548
Capital One Capital IV
6.75%, 2/17/2037 (b)                                                                 270                               241
John Hancock Global Funding II
5.53%, 4/ 3/2009 (c)(e)                                                              950                               953
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037                                                                     250                               230
KAR Holdings Inc
9.36%, 5/ 1/2014 (c)(e)                                                              125                               120
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(e)                                                           365                               358
Regency Energy Partners
8.38%, 12/15/2013 (c)                                                                370                               388
Rockies Express Pipeline LLC
6.45%, 8/20/2009 (c)(e)                                                              400                               400
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(e)                                                              535                               495
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(e)                                                              400                               403
TransCapitalInvest Ltd
5.67%, 3/ 5/2014 (c)                                                                 365                               356
Universal City Development Partners
11.75%, 4/ 1/2010                                                                    200                               209
Williams Cos Inc Credit Linked Certificates
8.61%, 5/ 1/2009 (c)(e)                                                              120                               121
                                                                                                      ---------------------
                                                                                                                     5,516
                                                                                                      ---------------------
Specified Purpose Acquisition (0.07%)
ESI Tractebel Acquisition Corp
7.99%, 12/30/2011                                                                    300                               309
                                                                                                      ---------------------

Steel - Producers (0.12%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                                     350                               381
Steel Dynamics Inc
6.75%, 4/ 1/2015 (c)                                                                 180                               174
                                                                                                      ---------------------
                                                                                                                       555
                                                                                                      ---------------------
Steel Pipe & Tube (0.04%)
Mueller Water Products Inc
7.38%, 6/ 1/2017 (c)                                                                 200                               186
                                                                                                      ---------------------

Telecommunication Services (0.25%)
Globo Comunicacoes e Participacoes SA
7.25%, 4/26/2022 (c)                                                                 225                               218
MasTec Inc
7.63%, 2/ 1/2017                                                                     175                               170
Qwest Corp
7.88%, 9/ 1/2011                                                                     200                               210
Telcordia Technologies Inc
9.11%, 7/15/2012 (c)(e)                                                              400                               373
West Corp
9.50%, 10/15/2014                                                                    200                               207
                                                                                                      ---------------------
                                                                                                                     1,178
                                                                                                      ---------------------

Telephone - Integrated (1.02%)
AT&T Corp
7.30%, 11/15/2011 (e)                                                                375                               403
Deutsche Telekom International Finance BV
5.39%, 3/23/2009 (e)                                                                 700                               697
France Telecom SA
7.75%, 3/ 1/2011 (e)                                                                 690                               742
KT Corp
4.88%, 7/15/2015 (c)                                                                 170                               160
Qwest Communications International Inc
9.06%, 2/15/2009 (e)                                                                 250                               253
Royal KPN NV
8.00%, 10/ 1/2010                                                                    210                               226
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (e)                                                                 200                               199
5.97%, 7/18/2011 (e)(f)                                                              450                               447
Telefonica Emisiones SAU
5.89%, 6/19/2009 (e)                                                                 450                               450
5.98%, 6/20/2011                                                                     290                               295
5.69%, 2/ 4/2013 (a)(d)(e)                                                           375                               368
5.86%, 2/ 4/2013 (d)                                                                 300                               303
Telefonos de Mexico S.A.
4.50%, 11/19/2008                                                                    170                               168
                                                                                                      ---------------------
                                                                                                                     4,711
                                                                                                      ---------------------
Television (0.23%)
Allbritton Communications Co
7.75%, 12/15/2012                                                                    225                               227
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                     375                               384
Univision Communications Inc
9.75%, 3/15/2015 (b)(c)                                                              300                               293
Videotron Ltee
6.88%, 1/15/2014                                                                     150                               147
                                                                                                      ---------------------
                                                                                                                     1,051
                                                                                                      ---------------------
Tobacco (0.14%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                                     415                               438
6.75%, 6/15/2017                                                                     200                               205
                                                                                                      ---------------------
                                                                                                                       643
                                                                                                      ---------------------
Tools - Hand Held (0.14%)
Snap-On Inc
5.49%, 1/12/2010 (e)(f)                                                              625                               625
                                                                                                      ---------------------

Transport - Rail (0.02%)
Union Pacific Corp
4.70%, 1/ 2/2024                                                                     110                               105
                                                                                                      ---------------------

Transport - Services (0.21%)
FedEx Corp
3.50%, 4/ 1/2009                                                                     145                               141
TGI INTERNATIONAL LTD
9.50%, 10/ 3/2017 (c)(d)(g)                                                          835                               835
                                                                                                      ---------------------
                                                                                                                       976
                                                                                                      ---------------------
Travel Services (0.03%)
Travelport LLC
9.88%, 9/ 1/2014                                                                     150                               153
                                                                                                      ---------------------


Venture Capital (0.04%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                     200                               196
                                                                                                      ---------------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015                                                                    100                               100
                                                                                                      ---------------------

Wire & Cable Products (0.08%)
Coleman Cable Inc
9.88%, 10/ 1/2012 (c)                                                                200                               194
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                     200                               198
                                                                                                      ---------------------
                                                                                                                       392
                                                                                                      ---------------------
Wireless Equipment (0.26%)
American Tower Corp
7.00%, 10/15/2017 (c)                                                                350                               352
Motorola Inc
4.61%, 11/16/2007 (f)                                                                850                               849
                                                                                                      ---------------------
                                                                                                                     1,201
                                                                                                      ---------------------
TOTAL BONDS                                                                                        $               398,007
                                                                                                      ---------------------
SENIOR FLOATING RATE INTERESTS (0.17%)
Data Processing & Management (0.17%)
First Data Corporation, Term Loan B1
0.00%, 9/24/2014 (e)(h)                                                              400                               385
First Data Corporation, Term Loan B3
0.00%, 9/24/2014 (e)(h)                                                              400                               386
                                                                                                      ---------------------
                                                                                                                       771
                                                                                                      ---------------------
TOTAL SENIOR FLOATING RATE INTERESTS                                                               $                   771
                                                                                                      ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (50.38%)
Federal Home Loan Mortgage Corporation (FHLMC) (18.80%)
4.50%, 10/ 1/2022 (i)                                                              2,020                             1,944
5.00%, 10/ 1/2022 (i)                                                              2,000                             1,960
5.50%, 10/ 1/2022 (i)                                                              1,005                             1,002
5.00%, 10/ 1/2037 (i)                                                             10,380                             9,900
5.50%, 10/ 1/2037 (i)                                                             20,740                            20,306
6.00%, 10/ 1/2037 (i)                                                             23,010                            23,032
6.50%, 11/ 1/2037 (d)(i)                                                           5,790                             5,888
5.50%, 3/ 1/2009                                                                      52                                52
6.50%, 4/ 1/2016                                                                      52                                53
5.50%, 4/ 1/2018                                                                     700                               700
5.00%, 5/ 1/2018                                                                   2,330                             2,293
5.50%, 6/ 1/2024                                                                   2,989                             2,955
6.50%, 3/ 1/2029                                                                      43                                44
6.50%, 5/ 1/2029                                                                      63                                64
7.00%, 12/ 1/2029                                                                    110                               114
7.50%, 4/ 1/2030                                                                      45                                47
7.00%, 6/ 1/2030                                                                      10                                10
7.50%, 9/ 1/2030                                                                      22                                23
8.00%, 9/ 1/2030                                                                      93                                98
7.00%, 12/ 1/2030                                                                     16                                16
7.00%, 1/ 1/2031                                                                      32                                33
7.00%, 2/ 1/2031                                                                      15                                16
6.00%, 3/ 1/2031                                                                     109                               110
7.50%, 3/ 1/2031                                                                     110                               115
6.00%, 4/ 1/2031                                                                      15                                15
6.50%, 4/ 1/2031                                                                      35                                36
7.00%, 6/ 1/2031                                                                      14                                15

Federal Home Loan Mortgage Corporation (FHLMC)
7.00%, 12/ 1/2031                                                                    158                               164
6.50%, 2/ 1/2032                                                                      71                                72
6.50%, 5/ 1/2032                                                                     263                               270
6.00%, 6/ 1/2032                                                                     370                               372
6.00%, 10/ 1/2032                                                                    277                               278
5.50%, 3/ 1/2033                                                                   1,693                             1,663
5.50%, 4/ 1/2033                                                                   1,800                             1,767
5.00%, 7/ 1/2035                                                                     343                               328
5.00%, 10/ 1/2035                                                                    678                               648
6.00%, 8/ 1/2036                                                                     359                               359
6.50%, 11/ 1/2036                                                                    860                               876
5.94%, 2/ 1/2034 (e)                                                                  23                                23
4.68%, 8/ 1/2035 (e)                                                                 402                               400
4.99%, 9/ 1/2035 (e)                                                                 936                               934
6.56%, 7/ 1/2036 (e)                                                                 926                               944
5.68%, 10/ 1/2036 (e)                                                              2,970                             2,982
6.51%, 10/ 1/2036 (e)                                                                420                               429
6.51%, 1/ 1/2037 (e)                                                                 691                               704
6.56%, 1/ 1/2037 (e)                                                               1,285                             1,309
5.56%, 2/ 1/2037 (e)                                                                 721                               720
5.63%, 2/ 1/2037 (e)                                                                 972                               975
                                                                                                      ---------------------
                                                                                                                    87,058
                                                                                                      ---------------------
Federal National Mortgage Association (FNMA) (17.44%)
4.50%, 10/ 1/2022 (i)                                                              8,250                             7,943
5.00%, 10/ 1/2022 (i)                                                              6,515                             6,385
5.50%, 10/ 1/2022 (i)                                                              1,025                             1,022
6.00%, 11/ 1/2022 (d)(i)                                                           2,000                             2,026
5.00%, 10/ 1/2037 (i)                                                             16,750                            15,975
5.50%, 10/ 1/2037 (i)                                                             14,830                            14,524
6.00%, 10/ 1/2037 (i)                                                              5,365                             5,372
7.00%, 10/ 1/2037 (i)                                                                265                               273
6.00%, 11/ 1/2037 (d)(i)                                                           7,015                             7,017
6.50%, 11/ 1/2037 (d)(i)                                                           3,465                             3,525
6.00%, 5/ 1/2009                                                                      14                                14
6.00%, 7/ 1/2009                                                                      93                                94
6.50%, 12/ 1/2010                                                                     37                                37
5.50%, 6/ 1/2019                                                                     207                               206
5.50%, 7/ 1/2019                                                                     319                               318
5.50%, 8/ 1/2019                                                                     320                               320
5.50%, 10/ 1/2019                                                                    966                               965
4.50%, 1/ 1/2020                                                                     457                               441
5.50%, 12/ 1/2022                                                                    501                               496
6.00%, 5/ 1/2031                                                                      47                                47
6.50%, 8/ 1/2031                                                                     106                               108
7.00%, 2/ 1/2032                                                                      83                                86
6.50%, 3/ 1/2032                                                                      53                                54
6.00%, 8/ 1/2032                                                                      11                                11
5.50%, 7/ 1/2033                                                                   3,496                             3,434
4.24%, 6/ 1/2034 (e)                                                                 241                               238
4.33%, 7/ 1/2034 (e)                                                                 139                               137
5.70%, 7/ 1/2034 (e)                                                                  14                                14
4.29%, 12/ 1/2034 (e)                                                                376                               371
4.58%, 3/ 1/2035 (e)                                                                 407                               402
5.00%, 7/ 1/2035                                                                     324                               310
5.09%, 8/ 1/2035 (e)                                                                 837                               835
5.73%, 2/ 1/2036 (e)                                                                 290                               289
7.00%, 3/ 1/2036 (e)                                                               1,101                             1,120
6.00%, 5/ 1/2036                                                                     249                               250

Federal National Mortgage Association (FNMA)
5.79%, 6/ 1/2036 (e)(g)                                                              137                               137
6.00%, 7/ 1/2036                                                                     599                               600
6.50%, 8/ 1/2036                                                                   1,090                             1,110
5.43%, 1/ 1/2037 (e)                                                                 757                               759
5.51%, 1/ 1/2037 (e)                                                               2,269                             2,274
6.50%, 1/ 1/2037                                                                     655                               667
5.47%, 3/ 1/2037 (e)                                                                 576                               578
                                                                                                      ---------------------
                                                                                                                    80,784
                                                                                                      ---------------------
Government National Mortgage Association (GNMA) (2.64%)
5.50%, 10/ 1/2037 (i)                                                              3,065                             3,022
6.00%, 10/ 1/2037 (i)                                                                760                               765
7.50%, 5/15/2029                                                                     107                               112
8.00%, 12/15/2030                                                                     29                                31
7.00%, 3/15/2031                                                                      49                                52
6.50%, 12/15/2032                                                                  1,823                             1,867
6.00%, 12/15/2033                                                                    188                               190
5.00%, 2/15/2034                                                                   2,400                             2,326
6.50%, 3/20/2028                                                                      34                                34
6.00%, 7/20/2028                                                                     158                               159
6.00%, 11/20/2028                                                                    191                               192
6.00%, 1/20/2029                                                                     202                               204
6.50%, 5/20/2029                                                                      26                                27
6.00%, 7/20/2029                                                                      39                                39
5.50%, 12/20/2033                                                                  1,302                             1,281
5.50%, 5/20/2035                                                                     185                               182
6.00%, 12/20/2036                                                                  1,721                             1,730
                                                                                                      ---------------------
                                                                                                                    12,213
                                                                                                      ---------------------
U.S. Treasury (10.86%)
3.50%, 2/15/2010 (b)                                                               7,650                             7,563
5.00%, 2/15/2011 (b)                                                               3,200                             3,296
4.50%, 4/30/2012 (b)                                                               2,975                             3,012
4.38%, 8/15/2012 (b)                                                               4,750                             4,795
4.25%, 8/15/2013 (b)                                                               5,800                             5,794
4.25%, 11/15/2014 (b)                                                              5,050                             5,001
8.13%, 8/15/2019 (b)                                                               2,350                             3,061
6.25%, 8/15/2023 (b)(j)                                                            2,755                             3,165
6.00%, 2/15/2026 (b)                                                               6,575                             7,446
6.75%, 8/15/2026 (b)                                                                 750                               920
6.25%, 5/15/2030 (b)                                                               5,245                             6,235
                                                                                                      ---------------------
                                                                                                                    50,288
                                                                                                      ---------------------
U.S. Treasury Inflation-Indexed Obligations (0.64%)
2.00%, 1/15/2014 (b)                                                               3,016                             2,972
                                                                                                      ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $               233,315
                                                                                                      ---------------------
SHORT TERM INVESTMENTS (4.15%)
Commercial Paper (2.76%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                                  9,769                             9,769
Volkswagen of America
5.55%, 10/ 1/2007 (f)                                                              2,999                             2,999
                                                                                                      ---------------------
                                                                                                                    12,768
                                                                                                      ---------------------
Money Market Funds (1.39%)
BNY Institutional Cash Reserve Fund (f)                                            6,455                             6,455
                                                                                                      ---------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $                19,223
                                                                                                      ---------------------
Total Investments                                                                                  $               662,337
Liabilities in Excess of Other Assets, Net - (43.03)%                                                            (199,276)
                                                                                                      ---------------------
TOTAL NET ASSETS - 100.00%                                                                         $               463,061
                                                                                                      =====================
                                                                                                      ---------------------

                                                                                                      =====================


(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $44,368 or 9.58% of net assets.


(d)  Security purchased on a when-issued basis.

(e)  Variable Rate

(f)  Security was purchased with the cash proceeds from securities loans.

(g) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,330 or 3.31% of net assets.

(h) This Senior Floating Rate Note will settle after Sepember 30, 2007, at which time the interest rate will be determined.

(i) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $11 or 0.00% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                      $       2,614
Unrealized Depreciation                                            (9,226)
                                                                -----------
Net Unrealized Appreciation (Depreciation)                         (6,612)
Cost for federal income tax purposes                               668,949
All dollar amounts are shown in thousands (000's)



                          Total Return Swap Agreements
                                                                                                                    Unrealized
                                                                                      Notional                    Appreciation/
Description                                                                            Amount                     (Depreciation)
----------------------------------------------------------- ------------------------------------------- ----------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate based on                                                    $            4,000           $               29
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires October 2007.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate based on                                                                 8,000                           59
1-month LIBOR less 5 basis points with Wachovia Bank.  Expires January 2008.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate based on                                                                 5,000                           37
1-month LIBOR with Wachovia Bank.  Expires November 2007.


All dollar amounts are shown in thousands (000's)

                                Futures Contracts
                                                                                                      Current          Unrealized
                                                                      Number         Original          Market        Appreciation/
                                                                         of
Type                                                                  Contracts        Value           Value         (Depreciation)
--------------------------------------------------------------------- --------- ------------------------------ ----------------
Sell:
US 10YR NOTE; December 2007                                              65                  $7,163    $7,103               60
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Mortgage Securities                                      65.33%
Financial                                                22.73%
Asset Backed Securities                                  15.55%
Government                                               12.09%
Communications                                            5.57%
Consumer, Non-cyclical                                    4.79%
Energy                                                    3.96%
Utilities                                                 3.91%
Consumer, Cyclical                                        3.35%
Industrial                                                3.00%
Basic Materials                                           1.44%
Technology                                                0.99%
Diversified                                               0.32%
Liabilities in Excess of Other Assets, Net            (-43.03%)
                                                   -------------
TOTAL NET ASSETS                                        100.00%
                                                   =============

Other Assets Summary (unaudited)
----------------------------------------------------------------
Asset Type                                              Percent
----------------------------------------------------------------
Futures                                                   1.53%
Total Return Swaps                                        0.03%


Schedule of Investments

September 30, 2007 (unaudited)
Capital Value Account

                                                                 Shares                                      Value (000's)
                                                                   Held
COMMON STOCKS (98.79%)
Advertising Agencies (0.51%)
Interpublic Group of Companies Inc (a)                             63,380                              $                  658
Omnicom Group Inc                                                  17,040                                                 819
                                                                                                          --------------------
                                                                                                                        1,477
                                                                                                          --------------------
Aerospace & Defense (1.87%)
General Dynamics Corp                                              27,340                                               2,309
Lockheed Martin Corp                                               10,730                                               1,164
Raytheon Co                                                        30,410                                               1,941
                                                                                                          --------------------
                                                                                                                        5,414
                                                                                                          --------------------
Agricultural Chemicals (0.47%)
Mosaic Co/The (a)                                                  25,490                                               1,364
                                                                                                          --------------------

Airlines (0.17%)
AMR Corp (a)(b)                                                    21,800                                                 486
                                                                                                          --------------------

Auto - Car & Light Trucks (0.36%)
Ford Motor Co (a)(b)                                              122,280                                               1,038
                                                                                                          --------------------

Batteries & Battery Systems (0.30%)
Energizer Holdings Inc (a)                                          7,820                                                 867
                                                                                                          --------------------

Beverages - Non-Alcoholic (0.92%)
Coca-Cola Co/The                                                   46,610                                               2,679
                                                                                                          --------------------

Brewery (0.54%)
Anheuser-Busch Cos Inc                                             31,063                                               1,553
                                                                                                          --------------------

Broadcasting Services & Programming (0.72%)
Liberty Media Corp - Capital Series A (a)                          16,672                                               2,081
                                                                                                          --------------------

Chemicals - Diversified (0.52%)
Celanese Corp                                                      38,500                                               1,501
                                                                                                          --------------------

Chemicals - Specialty (1.19%)
Albemarle Corp                                                     28,188                                               1,246
International Flavors & Fragrances Inc                             22,100                                               1,168
Lubrizol Corp                                                      16,110                                               1,048
                                                                                                          --------------------
                                                                                                                        3,462
                                                                                                          --------------------
Coatings & Paint (0.41%)
Sherwin-Williams Co/The                                            17,937                                               1,179
                                                                                                          --------------------

Commercial Banks (2.07%)
BB&T Corp                                                          48,500                                               1,959
Colonial BancGroup Inc/The (b)                                     36,921                                                 798
M&T Bank Corp                                                      13,790                                               1,426
Webster Financial Corp                                             14,000                                                 590
Zions Bancorporation (b)                                           17,720                                               1,217
                                                                                                          --------------------
                                                                                                                        5,990
                                                                                                          --------------------

Computer Services (0.32%)
Electronic Data Systems Corp                                       42,600                                                 930
                                                                                                          --------------------

Computers (1.61%)
Hewlett-Packard Co                                                 19,460                                                 969
International Business Machines Corp (b)                           23,030                                               2,713
Sun Microsystems Inc (a)                                          173,200                                                 972
                                                                                                          --------------------
                                                                                                                        4,654
                                                                                                          --------------------
Containers - Metal & Glass (0.42%)
Owens-Illinois Inc (a)                                             29,020                                               1,203
                                                                                                          --------------------

Cosmetics & Toiletries (1.39%)
Procter & Gamble Co                                                57,430                                               4,040
                                                                                                          --------------------

Distribution & Wholesale (0.31%)
WW Grainger Inc                                                     9,700                                                 885
                                                                                                          --------------------

Diversified Manufacturing Operations (7.19%)
Cooper Industries Ltd                                              25,060                                               1,280
Eaton Corp                                                         17,650                                               1,748
General Electric Co                                               323,641                                              13,399
Honeywell International Inc                                        25,169                                               1,497
ITT Corp                                                           16,060                                               1,091
Parker Hannifin Corp                                               16,320                                               1,825
                                                                                                          --------------------
                                                                                                                       20,840
                                                                                                          --------------------
E-Commerce - Services (0.46%)
Expedia Inc (a)(b)                                                 41,960                                               1,338
                                                                                                          --------------------

Electric - Integrated (4.18%)
Edison International                                               35,071                                               1,945
FirstEnergy Corp                                                   27,460                                               1,739
FPL Group Inc                                                      37,800                                               2,301
Northeast Utilities                                                41,190                                               1,177
PG&E Corp                                                          42,833                                               2,047
Public Service Enterprise Group Inc                                25,264                                               2,223
Puget Energy Inc                                                   28,272                                                 692
                                                                                                          --------------------
                                                                                                                       12,124
                                                                                                          --------------------
Fiduciary Banks (0.35%)
Wilmington Trust Corp                                              26,020                                               1,012
                                                                                                          --------------------

Finance - Investment Banker & Broker (7.76%)
Citigroup Inc (c)                                                 170,554                                               7,960
Goldman Sachs Group Inc/The                                         5,107                                               1,107
JPMorgan Chase & Co                                               157,821                                               7,231
Merrill Lynch & Co Inc                                             41,700                                               2,972
Morgan Stanley                                                     51,000                                               3,213
                                                                                                          --------------------
                                                                                                                       22,483
                                                                                                          --------------------
Finance - Mortgage Loan/Banker (1.16%)
Fannie Mae                                                         55,372                                               3,367
                                                                                                          --------------------

Financial Guarantee Insurance (0.29%)
MBIA Inc (b)                                                       13,820                                                 844
                                                                                                          --------------------

Food - Confectionery (0.44%)
JM Smucker Co/The                                                  23,927                                               1,278
                                                                                                          --------------------


Food - Miscellaneous/Diversified (1.15%)
General Mills Inc                                                  29,700                                               1,723
HJ Heinz Co                                                        19,350                                                 894
Kraft Foods Inc                                                    21,028                                                 726
                                                                                                          --------------------
                                                                                                                        3,343
                                                                                                          --------------------
Food - Retail (0.49%)
Kroger Co/The                                                      50,100                                               1,429
                                                                                                          --------------------

Gas - Distribution (0.87%)
Energen Corp                                                       23,340                                               1,333
Southern Union Co                                                  38,380                                               1,194
                                                                                                          --------------------
                                                                                                                        2,527
                                                                                                          --------------------
Independent Power Producer (0.90%)
Mirant Corp (a)                                                    32,867                                               1,337
Reliant Energy Inc (a)                                             49,520                                               1,268
                                                                                                          --------------------
                                                                                                                        2,605
                                                                                                          --------------------
Instruments - Scientific (0.41%)
Thermo Fisher Scientific Inc (a)                                   20,400                                               1,177
                                                                                                          --------------------

Internet Security (0.68%)
McAfee Inc (a)                                                     27,780                                                 969
Symantec Corp (a)                                                  51,650                                               1,001
                                                                                                          --------------------
                                                                                                                        1,970
                                                                                                          --------------------
Investment Management & Advisory Services (0.46%)
Ameriprise Financial Inc                                           21,163                                               1,336
                                                                                                          --------------------

Life & Health Insurance (1.31%)
Cigna Corp                                                         10,990                                                 586
Lincoln National Corp                                              27,810                                               1,834
Prudential Financial Inc                                            4,500                                                 439
Reinsurance Group of America Inc (b)                               16,310                                                 926
                                                                                                          --------------------
                                                                                                                        3,785
                                                                                                          --------------------
Machinery - Construction & Mining (0.32%)
Terex Corp (a)(b)                                                  10,540                                                 938
                                                                                                          --------------------

Medical - Biomedical/Gene (0.32%)
Invitrogen Corp (a)                                                11,189                                                 914
                                                                                                          --------------------

Medical - Drugs (3.36%)
Eli Lilly & Co                                                     35,636                                               2,029
Merck & Co Inc                                                     41,450                                               2,143
Pfizer Inc                                                        228,256                                               5,576
                                                                                                          --------------------
                                                                                                                        9,748
                                                                                                          --------------------
Medical - Generic Drugs (0.32%)
Watson Pharmaceuticals Inc (a)                                     28,806                                                 933
                                                                                                          --------------------

Medical - HMO (1.00%)
Aetna Inc                                                          24,070                                               1,306
WellPoint Inc (a)                                                  20,300                                               1,602
                                                                                                          --------------------
                                                                                                                        2,908
                                                                                                          --------------------
Medical - Wholesale Drug Distribution (0.28%)
AmerisourceBergen Corp                                             17,820                                                 808
                                                                                                          --------------------

Medical Products (1.23%)
Johnson & Johnson                                                  54,360                                               3,571
                                                                                                          --------------------


Metal Processors & Fabrication (0.32%)
Commercial Metals Co                                               28,900                                                 915
                                                                                                          --------------------

Motion Pictures & Services (0.42%)
DreamWorks Animation SKG Inc (a)                                   36,210                                               1,210
                                                                                                          --------------------

Multi-Line Insurance (5.63%)
ACE Ltd                                                            26,500                                               1,605
Allstate Corp/The                                                   8,700                                                 497
American Financial Group Inc/OH                                    30,793                                                 877
American International Group Inc                                   93,697                                               6,339
Hartford Financial Services Group Inc                              22,300                                               2,064
HCC Insurance Holdings Inc                                         29,300                                                 839
MetLife Inc                                                        34,500                                               2,406
XL Capital Ltd                                                     21,478                                               1,701
                                                                                                          --------------------
                                                                                                                       16,328
                                                                                                          --------------------
Multimedia (1.52%)
Time Warner Inc                                                    79,820                                               1,466
Walt Disney Co/The                                                 85,760                                               2,949
                                                                                                          --------------------
                                                                                                                        4,415
                                                                                                          --------------------
Office Automation & Equipment (0.65%)
Xerox Corp (a)                                                    109,150                                               1,893
                                                                                                          --------------------

Oil Company - Exploration & Production (1.25%)
Occidental Petroleum Corp                                          56,744                                               3,636
                                                                                                          --------------------

Oil Company - Integrated (11.31%)
Chevron Corp                                                       92,217                                               8,630
ConocoPhillips                                                     50,486                                               4,431
Exxon Mobil Corp (c)                                              182,362                                              16,879
Marathon Oil Corp                                                  49,600                                               2,828
                                                                                                          --------------------
                                                                                                                       32,768
                                                                                                          --------------------
Oil Field Machinery & Equipment (0.62%)
National Oilwell Varco Inc (a)                                     12,414                                               1,794
                                                                                                          --------------------

Oil Refining & Marketing (0.46%)
Valero Energy Corp                                                 19,749                                               1,327
                                                                                                          --------------------

Photo Equipment & Supplies (0.48%)
Eastman Kodak Co (b)                                               51,559                                               1,380
                                                                                                          --------------------

Property & Casualty Insurance (1.14%)
Arch Capital Group Ltd (a)                                         10,500                                                 781
Travelers Cos Inc/The                                              50,180                                               2,526
                                                                                                          --------------------
                                                                                                                        3,307
                                                                                                          --------------------
Publishing - Periodicals (0.38%)
Idearc Inc (b)                                                     34,620                                               1,089
                                                                                                          --------------------

Regional Banks (7.99%)
Bank of America Corp (c)                                          177,180                                               8,907
Comerica Inc                                                       28,000                                               1,436
Keycorp                                                            47,570                                               1,538
US Bancorp                                                         37,430                                               1,217
Wachovia Corp                                                      91,631                                               4,595
Wells Fargo & Co                                                  153,280                                               5,460
                                                                                                          --------------------
                                                                                                                       23,153
                                                                                                          --------------------

Reinsurance (0.28%)
Axis Capital Holdings Ltd                                          21,200                                                 825
                                                                                                          --------------------

REITS - Apartments (0.41%)
AvalonBay Communities Inc                                           9,980                                               1,178
                                                                                                          --------------------

REITS - Hotels (0.57%)
Hospitality Properties Trust                                       16,800                                                 683
Host Hotels & Resorts Inc                                          43,400                                                 974
                                                                                                          --------------------
                                                                                                                        1,657
                                                                                                          --------------------
REITS - Office Property (0.81%)
Boston Properties Inc                                              13,957                                               1,450
SL Green Realty Corp                                                7,790                                                 910
                                                                                                          --------------------
                                                                                                                        2,360
                                                                                                          --------------------
REITS - Regional Malls (0.32%)
Taubman Centers Inc                                                16,700                                                 914
                                                                                                          --------------------

REITS - Warehouse & Industrial (0.45%)
Prologis                                                           19,480                                               1,293
                                                                                                          --------------------

Retail - Consumer Electronics (0.27%)
RadioShack Corp (b)                                                37,570                                                 776
                                                                                                          --------------------

Retail - Discount (0.76%)
BJ's Wholesale Club Inc (a)                                        40,940                                               1,358
Dollar Tree Stores Inc (a)(b)                                      21,200                                                 859
                                                                                                          --------------------
                                                                                                                        2,217
                                                                                                          --------------------
Retail - Restaurants (1.11%)
McDonald's Corp                                                    59,199                                               3,225
                                                                                                          --------------------

Savings & Loans - Thrifts (0.77%)
Washington Mutual Inc                                              63,570                                               2,245
                                                                                                          --------------------

Semiconductor Equipment (0.30%)
Teradyne Inc (a)                                                   63,640                                                 878
                                                                                                          --------------------

Steel - Producers (1.40%)
Reliance Steel & Aluminum Co                                       16,330                                                 923
Steel Dynamics Inc                                                 29,900                                               1,396
United States Steel Corp                                           16,478                                               1,746
                                                                                                          --------------------
                                                                                                                        4,065
                                                                                                          --------------------
Telecommunication Services (0.48%)
Embarq Corp                                                        25,230                                               1,403
                                                                                                          --------------------

Telephone - Integrated (6.23%)
AT&T Inc                                                          253,895                                              10,742
CenturyTel Inc                                                     21,700                                               1,003
Qwest Communications International Inc (a)(b)                     153,381                                               1,405
Sprint Nextel Corp                                                 38,891                                                 739
Verizon Communications Inc                                         93,882                                               4,157
                                                                                                          --------------------
                                                                                                                       18,046
                                                                                                          --------------------
Tobacco (1.87%)
Altria Group Inc                                                   40,137                                               2,791
Loews Corp - Carolina Group                                        18,000                                               1,480
UST Inc (b)                                                        23,410                                               1,161
                                                                                                          --------------------
                                                                                                                        5,432
                                                                                                          --------------------

Tools - Hand Held (0.38%)
Snap-On Inc                                                        22,500                                               1,115
                                                                                                          --------------------

Toys (0.33%)
Hasbro Inc (b)                                                     34,300                                                 956
                                                                                                          --------------------

Transport - Marine (0.38%)
Tidewater Inc (b)                                                  17,407                                               1,094
                                                                                                          --------------------

Transport - Rail (0.30%)
Norfolk Southern Corp                                              16,540                                                 859
                                                                                                          --------------------

Wireless Equipment (0.17%)
Motorola Inc                                                       27,050                                                 501
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $              286,335
                                                                                                          --------------------
                                                                 Principal
                                                                 Amount                                      Value (000's)
                                                                 (000's)
SHORT TERM INVESTMENTS (7.06%)
Commercial Paper (1.14%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                   3,305                                               3,305
                                                                                                          --------------------

Money Market Funds (5.92%)
BNY Institutional Cash Reserve Fund (d)                            17,153                                              17,153
                                                                                                          --------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $               20,458
                                                                                                          --------------------
Total Investments                                                                                      $              306,793
Liabilities in Excess of Other Assets, Net - (5.85)%                                                                 (16,943)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $              289,850
                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)   Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $25,912 or 8.94% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $               43,714
Unrealized Depreciation                                           (6,089)
                                                      --------------------
Net Unrealized Appreciation (Depreciation)                         37,625
Cost for federal income tax purposes                              269,168
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                                                            Current          Unrealized
                                                     Number                  Original       Market          Appreciation/
                                                        of
Type                                                 Contracts                Value          Value         (Depreciation)
---------------------------------------------------- --------- ------------------ --------------- --------
Buy:
RUSSELL 1000; June 2007                                 7                 $2,849          $2,931                   82
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
-----------------------------------------------------------------
Sector                                                   Percent
-----------------------------------------------------------------
Financial                                                 38.83%
Energy                                                    13.64%
Consumer, Non-cyclical                                    13.33%
Industrial                                                12.35%
Communications                                            11.15%
Utilities                                                  5.95%
Basic Materials                                            3.99%
Consumer, Cyclical                                         3.73%
Technology                                                 2.88%
Liabilities in Excess of Other Assets, Net              (-5.85%)
                                             --------------------
TOTAL NET ASSETS                                         100.00%
                                             ====================

Other Assets Summary (unaudited)
------------------------------------------------------
Asset Type                                    Percent
------------------------------------------------------
Futures                                         1.01%






Schedule of Investments

September 30, 2007 (unaudited)
Diversified International Account

                                                                   Shares                                      Value (000's)
                                                                     Held
COMMON STOCKS (97.92%)
Advanced Materials & Products (0.00%)
Neo Material Technologies Inc (a)                                       369                              $                    2
                                                                                                            --------------------

Advertising Services (0.05%)
Aegis Group Plc                                                      95,055                                                 243
Taylor Nelson Sofres PLC                                             10,381                                                  48
                                                                                                            --------------------
                                                                                                                            291
                                                                                                            --------------------
Agricultural Chemicals (1.43%)
Agruim Inc (a)                                                       51,800                                               2,821
Incitec Pivot Ltd (b)                                                31,064                                               2,358
Potash Corp of Saskatchewan (a)                                      30,800                                               3,253
                                                                                                            --------------------
                                                                                                                          8,432
                                                                                                            --------------------
Agricultural Operations (0.09%)
Golden Agri-Resources Ltd                                           562,346                                                 538
                                                                                                            --------------------

Airlines (0.40%)
Cathay Pacific Airways Ltd (b)                                      100,000                                                 273
Deutsche Lufthansa AG                                                63,545                                               1,833
Korean Air Lines Co Ltd                                               4,238                                                 287
                                                                                                            --------------------
                                                                                                                          2,393

                                                                                                            --------------------
Apparel Manufacturers (0.49%)
Esprit Holdings Ltd                                                 170,900                                               2,715
Youngone Corp                                                        16,978                                                 176
                                                                                                            --------------------
                                                                                                                          2,891
                                                                                                            --------------------
Appliances (0.02%)
Indesit Co SpA                                                        7,055                                                 122
                                                                                                            --------------------

Applications Software (0.06%)
Infosys Technologies Ltd ADR                                          3,514                                                 170
Micro Focus International PLC                                        13,213                                                  81
NSD CO LTD                                                            2,800                                                  44
SimCorp A/S                                                             220                                                  50
                                                                                                            --------------------
                                                                                                                            345
                                                                                                            --------------------
Audio & Video Products (0.28%)
Canon Electronics Inc                                                 2,794                                                  72
D&M Holdings Inc                                                      8,462                                                  26
Kawai Musical Instruments Manufacturing                               7,000                                                  13
Sony Corp                                                            31,600                                               1,532
                                                                                                            --------------------
                                                                                                                          1,643
                                                                                                            --------------------
Auto - Car & Light Trucks (2.87%)
DaimlerChrysler AG                                                   63,849                                               6,440
Fiat SpA                                                             89,896                                               2,719
Hyundai Motor Co                                                      3,098                                                 250
Toyota Motor Corp                                                   128,633                                               7,593
                                                                                                            --------------------
                                                                                                                         17,002
                                                                                                            --------------------
Auto/Truck Parts & Equipment - Original (0.74%)
Aisin Seiki Co Ltd                                                   48,400                                               1,934
Denso Corp                                                           52,800                                               1,990
Eagle Industry Co Ltd (b)                                             3,000                                                  42

Auto/Truck Parts & Equipment - Original
Futaba Industrial Co Ltd                                              4,987                                                 129
Musashi Seimitsu Industry Co Ltd                                        688                                                  22
Nippon Seiki Co Ltd                                                   2,512                                                  65
Nissin Kogyo Co Ltd                                                   4,041                                                 116
Press Kogyo Co Ltd                                                   13,000                                                  54
T RAD Co Ltd                                                          2,000                                                  11
TS Tech Co Ltd                                                          980                                                  37
                                                                                                            --------------------
                                                                                                                          4,400
                                                                                                            --------------------
Auto/Truck Parts & Equipment - Replacement (0.08%)
Xinyi Glass Holdings Co Ltd                                         340,839                                                 447
                                                                                                            --------------------

Beverages - Non-Alcoholic (0.21%)
Coca Cola Hellenic Bottling Co SA                                    21,043                                               1,215
                                                                                                            --------------------

Beverages - Wine & Spirits (0.06%)
Laurent-Perrier                                                         142                                                  23
United Spirits Ltd                                                    7,201                                                 317
                                                                                                            --------------------
                                                                                                                            340
                                                                                                            --------------------
Brewery (2.12%)
Anadolu Efes Biracilik Ve Malt Sanayii                               10,618                                                 111
Carlsberg A/S                                                        18,980                                               2,592
Heineken NV                                                          43,110                                               2,829
InBev NV                                                             38,637                                               3,502
SABMiller PLC                                                       123,420                                               3,515
                                                                                                            --------------------
                                                                                                                         12,549
                                                                                                            --------------------
Broadcasting Services & Programming (0.00%)
Vislink PLC                                                          11,597                                                  17
                                                                                                            --------------------

Building - Heavy Construction (1.16%)
ACS Actividades de Construccion y Servicios SA                       51,504                                               2,842
Keangnam Enterprises Ltd                                              1,438                                                  61
Lemminkainen Oyj                                                        142                                                  10
Maeda Road Construction Co Ltd                                        4,561                                                  40
Severfield-Rowen PLC                                                  1,713                                                  74
Trevi Finanziaria SpA                                                 4,938                                                  98
Veidekke ASA                                                          4,490                                                  41
Vinci SA                                                             47,052                                               3,676
                                                                                                            --------------------
                                                                                                                          6,842
                                                                                                            --------------------
Building - Mobile Home & Manufactured Housing (0.00%)
Fleetwood Corp Ltd                                                    1,775                                                  15
                                                                                                            --------------------

Building & Construction - Miscellaneous (1.03%)
Bouygues SA                                                          40,623                                               3,504
Cosco International Holdings Ltd                                    136,000                                                 137
Galliford Try PLC                                                    31,394                                                  94
JM AB                                                                53,368                                               1,288
Kolon Engineering & Construction Co Ltd                               8,310                                                 139
Kumho Industrial Co Ltd                                               3,250                                                 208
Morgan Sindall PLC                                                    3,820                                                 122
Murray & Roberts Holdings Ltd                                        43,829                                                 572
                                                                                                            --------------------
                                                                                                                          6,064
                                                                                                            --------------------
Building & Construction Products - Miscellaneous (0.31%)
Bauer AG                                                              1,206                                                  78
Kingspan Group PLC                                                   59,308                                               1,302
Nichias Corp                                                         11,000                                                 112
Rockwool International A/S                                              397                                                 129

Building & Construction Products - Miscellaneous
Sika AG                                                                 115                                                 224
                                                                                                            --------------------
                                                                                                                          1,845
                                                                                                            --------------------
Building Products - Air & Heating (0.00%)
Belimo Holding AG                                                         9                                                  11
                                                                                                            --------------------

Building Products - Cement & Aggregate (0.54%)
Adelaide Brighton Ltd                                                15,223                                                  53
Cemex SAB de CV (a)                                                 118,747                                                 355
Lafarge SA                                                           15,508                                               2,403
Semapa-Sociedade de Investimento e Gestao SGPS SA                     1,927                                                  31
Taiwan Cement Corp                                                  209,530                                                 343
                                                                                                            --------------------
                                                                                                                          3,185
                                                                                                            --------------------
Building Products - Wood (0.01%)
China Grand Forestry Resources Group Ltd (a)                        165,193                                                  55
                                                                                                            --------------------

Capacitors (0.65%)
Mitsumi Electric Co Ltd                                              93,910                                               3,834
                                                                                                            --------------------

Casino Hotels (0.12%)
Kangwon Land Inc                                                     13,790                                                 407
Resorts World Bhd                                                   265,200                                                 305
                                                                                                            --------------------
                                                                                                                            712
                                                                                                            --------------------
Cellular Telecommunications (2.30%)
America Movil SA de CV ADR                                           18,521                                               1,185
China Mobile Ltd                                                    100,285                                               1,642
Cosmote Mobile Telecommunications SA                                 31,505                                               1,083
Drillisch AG (a)                                                      2,276                                                  26
MTI Ltd                                                                   5                                                   8
MTN Group Ltd                                                        15,634                                                 237
Okinawa Cellular Telephone Co                                             8                                                  24
SK Telecom Co Ltd                                                       820                                                 188
SK Telecom Co Ltd ADR (b)                                             9,533                                                 283
Taiwan Mobile Co Ltd                                                145,000                                                 197
Turkcell Iletisim Hizmetleri AS                                      41,836                                                 354
Vimpel-Communications ADR                                            20,064                                                 542
Vodafone Group PLC                                                 2,177,583                                              7,864
                                                                                                            --------------------
                                                                                                                         13,633
                                                                                                            --------------------
Chemicals - Diversified (1.32%)
Bayer AG                                                             58,807                                               4,671
K+S AG                                                                  891                                                 162
Nan Ya Plastics Corp                                                166,000                                                 432
Sakai Chemical Industry Co Ltd                                        7,000                                                  47
Shin-Etsu Chemical Co Ltd                                            32,200                                               2,226
Wacker Chemie AG                                                      1,027                                                 242
                                                                                                            --------------------
                                                                                                                          7,780
                                                                                                            --------------------
Chemicals - Fibers (0.02%)
Han Kuk Carbon Co Ltd                                                 4,130                                                  36
Kolon Industries Inc                                                  1,220                                                  52
                                                                                                            --------------------
                                                                                                                             88
                                                                                                            --------------------
Chemicals - Other (0.03%)
Kingboard Chemical Holdings Ltd                                      28,500                                                 181
                                                                                                            --------------------

Chemicals - Specialty (0.47%)
Rhodia SA (a)                                                         3,346                                                 122
SGL Carbon AG (a)                                                    43,640                                               2,528

Chemicals - Specialty
Umicore                                                                 590                                                 141
                                                                                                            --------------------
                                                                                                                          2,791
                                                                                                            --------------------
Circuit Boards (0.58%)
Ibiden Co Ltd                                                        39,100                                               3,291
Unimicron Technology Corp                                            60,000                                                 110
                                                                                                            --------------------
                                                                                                                          3,401
                                                                                                            --------------------
Coal (0.17%)
Banpu Public Co Ltd (a)(c)                                           25,400                                                 259
Bumi Resources Tbk PT                                              1,216,500                                                476
China Shenhua Energy Co Ltd                                          44,500                                                 267
                                                                                                            --------------------
                                                                                                                          1,002
                                                                                                            --------------------
Coatings & Paint (0.01%)
Chugoku Marine Paints Ltd                                             5,000                                                  65
                                                                                                            --------------------

Commercial Banks (12.78%)
Aichi Bank Ltd/The                                                      100                                                   9
Allied Irish Banks plc                                              117,892                                               2,852
Anglo Irish Bank Corp PLC                                            78,474                                               1,484
Australia & New Zealand Banking Group Ltd                            54,246                                               1,430
Banca Popolare di Milano Scarl                                        7,075                                                 104
Banco BPI SA                                                         10,947                                                  92
Banco do Brasil SA                                                   30,100                                                 507
Banco Santander SA                                                  258,939                                               5,033
Banif SGPS SA                                                         1,327                                                   9
Bank Mandiri Persero Tbk PT                                         930,000                                                 358
Bank of Iwate Ltd/The                                                   433                                                  26
Bank of Novia Scotia (a)(b)                                          54,800                                               2,879
Bank Pekao SA                                                         5,442                                                 506
Bank Rakyat Indonesia                                               258,500                                                 187
Bumiputra-Commerce Holdings Bhd                                     100,500                                                 316
Canadian Western Bank                                                   976                                                  28
China Construction Bank Corp                                       1,158,000                                              1,056
China Merchants Bank Co Ltd (b)                                      95,500                                                 420
Commonwealth Bank of Australia                                       90,754                                               4,541
Daito Bank Ltd/The                                                    5,279                                                   6
DBS Group Holdings Ltd                                              160,000                                               2,326
DNB NOR ASA                                                         183,700                                               2,818
FirstRand Ltd                                                       103,003                                                 330
Hang Seng Bank Ltd                                                  108,600                                               1,929
HSBC Holdings PLC                                                   411,918                                               7,623
ICICI Bank Ltd ADR (b)                                                3,308                                                 174
Industrial and Commercial Bank of China (Asia) Limited               36,552                                                 102
Industrial and Commercial Bank of China Ltd                         899,000                                                 630
Julius Baer Holding AG                                               35,410                                               2,648
Kagoshima Bank Ltd/The                                                2,889                                                  21
KBC Groep NV                                                         14,069                                               1,936
Keiyo Bank Ltd/The                                                   12,463                                                  69
Komercni Banka AS                                                     1,059                                                 246
Kookmin Bank                                                          3,204                                                 267
Laurentian Bank of Canada                                             1,862                                                  80
Lloyds TSB Group PLC                                                329,728                                               3,660
Malayan Banking Bhd                                                  62,700                                                 202
Mitsubishi UFJ Financial Group Inc (b)(c)                               119                                               1,046
Mizuho Financial Group Inc                                              484                                               2,760
National Bank of Greece SA                                           37,217                                               2,372
Oita Bank Ltd/The                                                     2,970                                                  17
Oversea-Chinese Banking Corp                                        469,000                                               2,810

Commercial Banks
Piraeus Bank SA                                                      61,637                                               2,203
Pusan Bank                                                            7,920                                                 145
Ringkjoebing Landbobank A/S                                              65                                                  11
Royal Bank of Scotland Group PLC                                    149,906                                               1,610
San-In Godo Bank Ltd/The                                              1,422                                                  11
Sberank RF GDR (a)(b)(c)                                              1,146                                                 478
Sberbank                                                             26,222                                                 109
Skandinaviska Enskilda Banken AB                                     62,300                                               2,025
Standard Bank Group Ltd                                              32,802                                                 474
Standard Chartered PLC                                               74,498                                               2,439
Sumitomo Mitsui Financial Group Inc (b)                                 391                                               3,047
Sydbank A/S                                                           4,492                                                 195
Tokushima Bank Ltd/The                                                1,265                                                   9
Torinto Dominion Bank (a)(b)                                         33,900                                               2,600
Turkiye Garanti Bankasi AS                                           46,000                                                 353
UniCredito Italiano SpA                                             452,324                                               3,870
Wing Hang Bank Ltd                                                    6,464                                                  74
Wing Lung Bank                                                        1,400                                                  14
                                                                                                            --------------------
                                                                                                                         75,576

                                                                                                            --------------------
Commercial Services (0.06%)
Aggreko Plc                                                          26,063                                                 308
Daiseki Co Ltd                                                          679                                                  19
ITE Group PLC                                                         2,005                                                   7
                                                                                                            --------------------
                                                                                                                            334
                                                                                                            --------------------
Communications (0.00%)
Teleperformance                                                         576                                                  22
                                                                                                            --------------------

Computer Services (0.02%)
Hitachi Information Systems Ltd                                       1,200                                                  26
Indra Sistemas SA                                                     3,935                                                 106
                                                                                                            --------------------
                                                                                                                            132
                                                                                                            --------------------
Computers (0.12%)
Acer Inc                                                            132,415                                                 233
Compal Electronics Inc                                              314,000                                                 355
Wincor Nixdorf AG                                                     1,378                                                 115
                                                                                                            --------------------
                                                                                                                            703
                                                                                                            --------------------
Computers - Integrated Systems (0.01%)
CSE Global Ltd                                                       16,500                                                  14
NS Solutions Corp                                                     1,600                                                  45
                                                                                                            --------------------
                                                                                                                             59

                                                                                                            --------------------
Computers - Peripheral Equipment (0.03%)
Aten International Co Ltd                                            40,198                                                 185
                                                                                                            --------------------

Consulting Services (0.04%)
Savills PLC                                                          29,158                                                 219
                                                                                                            --------------------

Cosmetics & Toiletries (0.27%)
Beiersdorf AG                                                        18,403                                               1,374
Oriflame Cosmetics SA                                                 3,775                                                 229
                                                                                                            --------------------
                                                                                                                          1,603
                                                                                                            --------------------
Diagnostic Equipment (0.01%)
Draegerwerk AG                                                          773                                                  70
                                                                                                            --------------------

Direct Marketing (0.01%)
Moshi Moshi Hotline Inc                                                 911                                                  45
                                                                                                            --------------------

Distribution & Wholesale (0.04%)
Diploma Plc                                                             679                                                  15
IMS-Intl Metal Service                                                1,246                                                  52
Inabata & Co Ltd                                                      2,325                                                  15
MARR SpA                                                              4,624                                                  50
Matsuda Sangyo Co Ltd (b)                                             1,478                                                  51
Tat Hong Holdings Ltd                                                22,000                                                  36
                                                                                                            --------------------
                                                                                                                            219
                                                                                                            --------------------
Diversified Financial Services (0.16%)
Challenger Financial Services Group Ltd                              21,564                                                 119
Shinhan Financial Group Co Ltd                                        9,141                                                 597
Woori Finance Holdings Co Ltd                                        10,590                                                 242
                                                                                                            --------------------
                                                                                                                            958
                                                                                                            --------------------
Diversified Manufacturing Operations (0.97%)
Aalberts Industries NV                                                5,000                                                 119
Charter PLC (a)                                                      76,859                                               1,861
Invensys PLC                                                         15,619                                                  99
Senior PLC                                                           10,108                                                  24
Siemens AG                                                           26,369                                               3,619
                                                                                                            --------------------
                                                                                                                          5,722
                                                                                                            --------------------
Diversified Minerals (2.52%)
Anglo American PLC                                                   65,937                                               4,437
Antofagasta PLC                                                      35,404                                                 552
BHP Billiton Ltd                                                     54,239                                               2,144
BHP Billiton PLC                                                    214,035                                               7,664
Jubilee Mines NL (b)                                                  3,571                                                  55
Nittetsu Mining Co Ltd                                                7,860                                                  63
Paladin Resources Ltd (a)                                                 1                                                   -
                                                                                                            --------------------
                                                                                                                         14,915
                                                                                                            --------------------
Diversified Operations (0.86%)
Barloworld Ltd                                                       16,836                                                 317
Citic Pacific Ltd                                                    50,000                                                 319
Eriks Group NV                                                          198                                                  15
GEA Group AG                                                         53,605                                               1,897
GS Holdings Corp                                                      4,120                                                 235
Hunting Plc                                                          11,733                                                 162
Sime Darby Bhd                                                      103,900                                                 317
Wharf Holdings Ltd                                                  367,000                                               1,803
                                                                                                            --------------------
                                                                                                                          5,065
                                                                                                            --------------------
E-Commerce - Services (0.04%)
Dena Co Ltd (b)                                                          35                                                 154
Rightmove PLC                                                         8,679                                                  92
                                                                                                            --------------------
                                                                                                                            246
                                                                                                            --------------------
Electric - Distribution (0.01%)
DUET Group                                                           18,638                                                  56
                                                                                                            --------------------

Electric - Generation (0.13%)
CEZ                                                                   2,172                                                 133
China Resources Power Holdings Co                                   192,000                                                 597
Glow Energy PCL (c)                                                  33,400                                                  34
                                                                                                            --------------------
                                                                                                                            764
                                                                                                            --------------------
Electric - Integrated (3.09%)
Cia Paranaense de Energia                                            21,684                                                 347
CPFL Energia SA                                                      12,600                                                 245
E.ON AG                                                              39,718                                               7,330
Enel SpA (b)                                                        346,578                                               3,924
International Power PLC                                             360,012                                               3,324

Electric - Integrated
Korea Electric Power Corp                                             4,670                                                 219
Unified Energy System (a)                                             3,763                                                 458
Union Fenosa SA (b)                                                  41,276                                               2,442
                                                                                                            --------------------
                                                                                                                         18,289
                                                                                                            --------------------
Electric Products - Miscellaneous (0.42%)
LG Electronics Inc                                                   26,572                                               2,482
                                                                                                            --------------------

Electronic Components - Miscellaneous (0.34%)
Asustek Computer Inc                                                163,000                                                 496
Chemring Group PLC                                                    2,691                                                  99
Coretronic Corp                                                     163,920                                                 252
Eizo Nanao Corp                                                       1,600                                                  53
HON HAI Precision Industry Co Ltd                                    78,873                                                 595
LG.Philips LCD Co Ltd (a)                                             6,190                                                 296
Miraial Co Ltd                                                          294                                                  15
Nihon Dempa Kogyo Co Ltd                                              1,000                                                  62
Star Micronics Co Ltd                                                 5,316                                                 165
                                                                                                            --------------------
                                                                                                                          2,033
                                                                                                            --------------------
Electronic Components - Semiconductors (0.50%)
MediaTek Inc                                                         37,344                                                 673
Samsung Electronics Co Ltd                                            2,295                                               1,442
Sumco Corp                                                           20,596                                                 839
                                                                                                            --------------------
                                                                                                                          2,954
                                                                                                            --------------------
Electronic Measurement Instruments (0.00%)
Micronics Japan Co Ltd                                                  600                                                  14
                                                                                                            --------------------

Electronic Parts Distribution (0.01%)
Kuroda Electric Co Ltd                                                4,300                                                  65
                                                                                                            --------------------

Energy - Alternate Sources (0.01%)
Sechilienne SA                                                          534                                                  42
Theolia SA (a)                                                          701                                                  19
                                                                                                            --------------------
                                                                                                                             61
                                                                                                            --------------------
Engineering - Research & Development Services (1.54%)
ABB Ltd                                                             195,779                                               5,156
Bradken Ltd                                                           9,469                                                  89
Keller Group PLC                                                      6,187                                                 125
Kyowa Exeo Corp                                                       7,000                                                  73
Larsen & Toubro Ltd (b)(c)                                            5,623                                                 396
Monadelphous Group Ltd                                                2,717                                                  35
Shinko Plantech Co Ltd                                                7,000                                                 101
WorleyParsons Ltd                                                    81,985                                               3,085
WSP Group PLC                                                         3,215                                                  47
                                                                                                            --------------------
                                                                                                                          9,107
                                                                                                            --------------------
Enterprise Software & Services (0.75%)
Axon Group Plc                                                        3,195                                                  55
Business Objects SA (a)                                              45,707                                               2,040
Hitachi Software Engineering Co Ltd                                   3,336                                                  64
Nomura Research Institute Ltd                                        57,800                                               1,967
Software AG                                                           1,646                                                 155
Temenos Group AG (a)                                                  7,408                                                 173
                                                                                                            --------------------
                                                                                                                          4,454
                                                                                                            --------------------
E-Services - Consulting (0.02%)
Ementor ASA (a)                                                      11,974                                                 108
                                                                                                            --------------------


Feminine Health Care Products (0.05%)
Hengan International Group Co Ltd                                    72,000                                                 270
                                                                                                            --------------------

Filtration & Separation Products (0.05%)
Alfa Laval AB                                                         4,592                                                 295
                                                                                                            --------------------

Finance - Investment Banker & Broker (1.16%)
Babcock & Brown Ltd (b)                                              75,183                                               1,833
Bolsas y Mercados Espanoles                                          28,459                                               1,767
HQ AB                                                                   383                                                  10
Macquarie Bank Ltd (b)                                               37,450                                               2,805
Takagi Securities Co Ltd                                              6,006                                                  19
Tong Yang Investment Bank                                            22,160                                                 407
                                                                                                            --------------------
                                                                                                                          6,841
                                                                                                            --------------------
Finance - Leasing Company (0.33%)
ORIX Corp                                                             8,622                                               1,967
                                                                                                            --------------------

Finance - Other Services (1.07%)
ASX Ltd                                                              39,680                                               1,893
Deutsche Boerse AG                                                   30,336                                               4,121
Grupo Financiero Banorte SAB de CV                                   35,200                                                 139
IG Group Holdings PLC                                                19,108                                                 148
                                                                                                            --------------------
                                                                                                                          6,301
                                                                                                            --------------------
Financial Guarantee Insurance (0.04%)
Euler Hermes SA                                                       1,847                                                 246
                                                                                                            --------------------

Fisheries (0.00%)
Pescanova SA                                                            148                                                   7
                                                                                                            --------------------

Food - Catering (0.04%)
Sodexho Alliance SA                                                   3,456                                                 239
                                                                                                            --------------------

Food - Confectionery (0.02%)
Lindt & Spruengli AG                                                      3                                                 114
                                                                                                            --------------------

Food - Dairy Products (0.14%)
China Mengniu Dairy Co Ltd                                           63,000                                                 274
Dairy Crest Group PLC                                                14,204                                                 183
Glanbia Plc                                                           3,485                                                  21
Wimm-Bill-Dann Foods OJSC ADR (b)                                     3,252                                                 356
                                                                                                            --------------------
                                                                                                                            834
                                                                                                            --------------------
Food - Meat Products (0.01%)
HKScan Oyj                                                            1,400                                                  29
Marudai Food Co Ltd                                                   9,000                                                  32
                                                                                                            --------------------
                                                                                                                             61
                                                                                                            --------------------
Food - Miscellaneous/Diversified (2.22%)
Kerry Group PLC                                                       3,890                                                 115
Kikkoman Corp                                                        12,000                                                 181
Nestle SA                                                            18,120                                               8,140
Nutreco Holding NV                                                    3,605                                                 255
Unilever PLC                                                        137,879                                               4,358
Viscofan SA                                                           3,195                                                  75
                                                                                                            --------------------
                                                                                                                         13,124
                                                                                                            --------------------
Food - Retail (1.15%)
Delhaize Group                                                       21,358                                               2,046
Jeronimo Martins SGPS SA                                             14,963                                                  92
North West Co Fund                                                    2,082                                                  42

Food - Retail
WM Morrison Supermarkets PLC                                        215,230                                               1,243
Woolworths Ltd                                                      129,080                                               3,403
                                                                                                            --------------------
                                                                                                                          6,826
                                                                                                            --------------------
Food - Wholesale & Distribution (0.03%)
Heng Tai Consumables Group Ltd                                      150,000                                                  24
Olam International Ltd                                               39,000                                                  82
Sligro Food Group NV                                                  1,946                                                  89
                                                                                                            --------------------
                                                                                                                            195
                                                                                                            --------------------
Footwear & Related Apparel (0.02%)
Geox SpA                                                              4,383                                                  94
                                                                                                            --------------------

Gambling (Non-Hotel) (0.03%)
Paddy Power PLC                                                       5,007                                                 176
                                                                                                            --------------------

Gas - Distribution (0.57%)
Centrica PLC                                                        425,820                                               3,315
Samchully Co Ltd                                                        189                                                  42
                                                                                                            --------------------
                                                                                                                          3,357
                                                                                                            --------------------
Gold Mining (0.05%)
Gold Fields Ltd                                                       6,947                                                 125
Red Back Mining Inc (a)                                              29,335                                                 195
                                                                                                            --------------------
                                                                                                                            320
                                                                                                            --------------------
Hazardous Waste Disposal (0.01%)
Transpacific Industries Group Ltd                                     5,638                                                  57
                                                                                                            --------------------

Home Decoration Products (0.01%)
Hunter Douglas NV                                                       696                                                  63
                                                                                                            --------------------

Home Furnishings (0.02%)
Galiform PLC                                                         57,797                                                 130
                                                                                                            --------------------

Hotels & Motels (0.02%)
Mandarin Oriental International Ltd                                   8,000                                                  18
Millennium & Copthorne Hotels PLC                                    12,242                                                 120
                                                                                                            --------------------
                                                                                                                            138
                                                                                                            --------------------
Human Resources (0.03%)
Michael Page International Plc                                       14,010                                                 118
Robert Walters Plc                                                    6,377                                                  31
                                                                                                            --------------------
                                                                                                                            149

                                                                                                            --------------------
Import & Export (1.64%)
Hyosung Corp                                                          2,409                                                 182
Itochu Corp                                                         246,000                                               2,988
Mitsui & Co Ltd                                                     114,000                                               2,769
Sumitomo Corp                                                       193,600                                               3,742
                                                                                                            --------------------
                                                                                                                          9,681
                                                                                                            --------------------
Industrial Audio & Video Products (0.01%)
EVS Broadcast Equipment SA                                              519                                                  52
                                                                                                            --------------------

Industrial Automation & Robots (0.00%)
SFA Engineering Corp                                                    336                                                  20
                                                                                                            --------------------

Industrial Gases (0.01%)
Air Water Inc                                                         7,000                                                  78
                                                                                                            --------------------


Internet Brokers (0.00%)
Comdirect Bank AG                                                     1,239                                                  15
                                                                                                            --------------------

Internet Content - Information & News (0.02%)
Iress Market Technology Ltd (b)                                       6,898                                                  48
Seek Ltd (b)                                                          5,006                                                  40
                                                                                                            --------------------
                                                                                                                             88
                                                                                                            --------------------
Internet Security (0.05%)
Check Point Software Technologies (a)(b)                             10,723                                                 270
                                                                                                            --------------------

Investment Companies (0.32%)
ABG Sundal Collier ASA                                               11,419                                                  30
Arques Industries AG                                                  4,174                                                 195
Hastings Diversified Utilities Fund                                   3,212                                                  10
Macquarie Infrastructure Group                                      608,965                                               1,686
                                                                                                            --------------------
                                                                                                                          1,921
                                                                                                            --------------------
Investment Management & Advisory Services (0.40%)
Aberdeen Asset Management PLC                                       474,654                                               1,777
Azimut Holding SpA                                                   14,937                                                 230
Henderson Group PLC                                                  60,576                                                 212
MFS Ltd (b)                                                          27,891                                                 116
Partners Group                                                          244                                                  30
                                                                                                            --------------------
                                                                                                                          2,365
                                                                                                            --------------------
Leisure & Recreation Products (0.01%)
Beneteau SA                                                             725                                                  20
CTS Eventim AG                                                          682                                                  27
                                                                                                            --------------------
                                                                                                                             47
                                                                                                            --------------------
Life & Health Insurance (1.47%)
Cathay Financial Holding Co Ltd                                      91,971                                                 217
China Life Insurance Co Ltd                                          74,000                                                 425
Power Corp Of Canada (b)                                             58,900                                               2,360
Prudential PLC                                                      206,419                                               3,174
Sanlam Ltd                                                          135,759                                                 439
Standard Life PLC                                                   356,231                                               2,103
                                                                                                            --------------------
                                                                                                                          8,718
                                                                                                            --------------------
Lighting Products & Systems (0.01%)
Zumtobel AG                                                           2,236                                                  85
                                                                                                            --------------------

Machinery - Construction & Mining (0.80%)
Aichi Corp                                                            6,073                                                  74
Danieli & Co SpA (b)                                                  1,890                                                  64
Komatsu Ltd                                                         132,900                                               4,466
Palfinger AG                                                          1,197                                                  53
Takeuchi Manufacturing Co Ltd                                         1,700                                                  97
                                                                                                            --------------------
                                                                                                                          4,754
                                                                                                            --------------------
Machinery - Electrical (0.05%)
Konecranes Oyj                                                        6,615                                                 266
                                                                                                            --------------------

Machinery - General Industry (1.05%)
Alstom                                                                  807                                                 164
Biesse SpA                                                            1,491                                                  43
Burckhardt Compression Holding AG                                       104                                                  23
Frigoglass SA                                                         1,058                                                  37
Haulotte Group                                                        3,872                                                 146
MAN AG                                                               27,259                                               3,976
Miyachi Corp                                                          1,400                                                  27
Sintokogio Ltd                                                        4,441                                                  67

Machinery - General Industry
Sumitomo Heavy Industries Ltd                                       135,000                                               1,738
                                                                                                            --------------------
                                                                                                                          6,221
                                                                                                            --------------------
Machinery - Material Handling (0.02%)
Fuji Machine Manufacturing Co Ltd                                     1,900                                                  37
Tsubakimoto Chain Co                                                 14,000                                                  93
                                                                                                            --------------------
                                                                                                                            130
                                                                                                            --------------------
Machinery - Pumps (0.03%)
Weir Group Plc (The)                                                  8,738                                                 147
                                                                                                            --------------------

Machinery Tools & Related Products (0.04%)
B&B Tools AB                                                          1,117                                                  37
Gildemeister AG                                                       6,729                                                 187
                                                                                                            --------------------
                                                                                                                            224
                                                                                                            --------------------
Medical - Drugs (3.73%)
Actelion Ltd (a)                                                     41,075                                               2,276
AstraZeneca PLC                                                      17,438                                                 874
GlaxoSmithKline PLC                                                  59,328                                               1,574
Kyorin Co Ltd                                                         4,000                                                  57
Nippon Shinyaku Co Ltd                                                2,558                                                  22
Novartis AG                                                          16,788                                                 926
Novo Nordisk A/S                                                     24,275                                               2,930
Oriola-KD OYJ                                                         5,193                                                  24
Roche Holding AG                                                     30,056                                               5,450
Shire PLC                                                           102,591                                               2,521
Stallergenes                                                            427                                                  36
Takeda Pharmaceutical Co Ltd                                         59,800                                               4,207
Tanabe Seiyaku Co Ltd                                                91,000                                               1,149
                                                                                                            --------------------
                                                                                                                         22,046
                                                                                                            --------------------
Medical - Generic Drugs (0.14%)
Teva Pharmaceutical Industries Ltd ADR                               17,297                                                 769
Towa Pharmaceutical Co Ltd                                              701                                                  31
                                                                                                            --------------------
                                                                                                                            800
                                                                                                            --------------------
Medical - Nursing Homes (0.05%)
Orpea (a)                                                             1,290                                                  77
Southern Cross Healthcare Ltd                                        21,022                                                 219
                                                                                                            --------------------
                                                                                                                            296
                                                                                                            --------------------
Medical - Wholesale Drug Distribution (0.02%)
Meda AB                                                               6,108                                                  99
                                                                                                            --------------------

Medical Products (0.48%)
Bespak Plc                                                            1,361                                                  18
Sonova Holding AG                                                    27,818                                               2,791
                                                                                                            --------------------
                                                                                                                          2,809
                                                                                                            --------------------
Metal - Aluminum (0.03%)
Aluminum Corp of China Ltd                                           62,000                                                 178
                                                                                                            --------------------

Metal - Copper (0.05%)
Mercator Minerals Ltd (a)                                             5,352                                                  45
Quadra Mining Ltd (a)                                                11,934                                                 221
                                                                                                            --------------------
                                                                                                                            266
                                                                                                            --------------------
Metal - Diversified (0.12%)
FNX Mining Co Inc (a)                                                 4,800                                                 159
KME Group SpA (a)                                                     8,240                                                  22
MMC Norilsk Nickel ADR (b)                                            1,410                                                 382

Metal - Diversified
Pacific Metals Co Ltd (b)                                            10,000                                                 154
                                                                                                            --------------------
                                                                                                                            717
                                                                                                            --------------------
Metal - Iron (0.11%)
Kumba Iron Ore Ltd                                                    7,625                                                 250
Novolipetsk Steel GDR (b)                                            11,116                                                 378
                                                                                                            --------------------
                                                                                                                            628
                                                                                                            --------------------
Metal Processors & Fabrication (0.04%)
Taewoong Co Ltd                                                       1,324                                                 158
TK Corp                                                               1,983                                                  72
                                                                                                            --------------------
                                                                                                                            230
                                                                                                            --------------------
Metal Products - Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                                               2,617                                                  13
Metka SA                                                              2,172                                                  54
Sato Shoji Corp                                                       1,022                                                   8
Yamazen Corp                                                          7,981                                                  42
                                                                                                            --------------------
                                                                                                                            117
                                                                                                            --------------------
Metal Products - Fasteners (0.00%)
Oiles Corp                                                            1,134                                                  25
                                                                                                            --------------------

Miscellaneous Manufacturers (0.02%)
Peace Mark Holdings Ltd                                              72,000                                                 107
Towa Corp                                                             3,200                                                  30
                                                                                                            --------------------
                                                                                                                            137
                                                                                                            --------------------
Mortgage Banks (0.00%)
Home Capital Group Inc                                                  763                                                  26
                                                                                                            --------------------

MRI - Medical Diagnostic Imaging (0.02%)
Sonic Healthcare Ltd                                                 10,056                                                 139
                                                                                                            --------------------

Multi-Line Insurance (3.42%)
Allianz SE                                                           25,747                                               6,016
AXA SA                                                               96,151                                               4,302
Baloise Holding AG                                                   18,500                                               1,872
CNP Assurances                                                        1,292                                                 165
ING Groep NV                                                        106,470                                               4,726
Zurich Financial Services AG                                         10,416                                               3,125
                                                                                                            --------------------
                                                                                                                         20,206
                                                                                                            --------------------
Multimedia (0.91%)
Corus Entertainment - B Shares (a)                                      435                                                  20
Informa PLC                                                         154,588                                               1,583
Vivendi                                                              89,028                                               3,758
                                                                                                            --------------------
                                                                                                                          5,361
                                                                                                            --------------------
Non-Ferrous Metals (0.13%)
Grupo Mexico SAB de CV                                               63,200                                                 454
Korea Zinc Co Ltd                                                     1,578                                                 298
Recylex SA (a)                                                          306                                                  11
                                                                                                            --------------------
                                                                                                                            763
                                                                                                            --------------------
Office Automation & Equipment (0.32%)
Neopost SA                                                            4,225                                                 596
Ricoh Co Ltd                                                         62,000                                               1,312
                                                                                                            --------------------
                                                                                                                          1,908
                                                                                                            --------------------
Oil - Field Services (1.02%)
Fugro NV                                                             31,151                                               2,529
John Wood Group PLC                                                 263,501                                               2,136

Oil - Field Services
Petrofac Ltd                                                        142,624                                               1,341
                                                                                                            --------------------
                                                                                                                          6,006
                                                                                                            --------------------
Oil Company - Exploration & Production (1.37%)
Addax Petroleum Corp                                                 27,651                                               1,091
ARC Energy Ltd (a)                                                   19,057                                                  24
CNOOC Ltd                                                           693,000                                               1,164
Dana Petroleum Plc (a)                                                9,269                                                 220
EnCana (a)                                                           59,158                                               3,658
Oao Gazprom (a)(c)(d)                                                 4,032                                                 444
Oao Gazprom (a)                                                      34,743                                               1,529
                                                                                                            --------------------
                                                                                                                          8,130
                                                                                                            --------------------
Oil Company - Integrated (5.82%)
BG Group PLC                                                        137,070                                               2,373
BP PLC                                                              242,340                                               2,814
China Petroleum & Chemical Corp                                     283,566                                                 354
ENI SpA                                                             126,231                                               4,678
LUKOIL ADR                                                           10,089                                                 835
Petro Canada (a)                                                     56,400                                               3,236
PetroChina Co Ltd                                                   169,219                                                 321
Petroleo Brasileiro SA ADR (b)                                       28,989                                               2,189
Royal Dutch Shell PLC - A Shares                                    112,401                                               4,639
Royal Dutch Shell PLC - B Shares                                    116,760                                               4,806
Sasol Ltd                                                            18,709                                                 804
Suncor Energy Inc (a)                                                38,000                                               3,609
Total SA                                                             46,679                                               3,795
                                                                                                            --------------------
                                                                                                                         34,453
                                                                                                            --------------------
Oil Refining & Marketing (0.37%)
Fuchs Petrolub AG                                                     1,223                                                 113
Parkland Income Fund                                                  2,591                                                  45
Reliance Industries Ltd (d)                                           7,094                                                 812
Singapore Petroleum Co Ltd                                           10,000                                                  46
SK Energy Co Ltd (a)                                                  2,721                                                 476
Thai Oil Public (a)(c)                                               99,915                                                 250
Tupras Turkiye Petrol Rafinerileri AS                                16,304                                                 432
                                                                                                            --------------------
                                                                                                                          2,174
                                                                                                            --------------------
Optical Supplies (0.02%)
Cie Generale d'Optique Essilor International SA                       1,663                                                 104
                                                                                                            --------------------

Paper & Related Products (0.10%)
Kimberly-Clark de Mexico SAB de CV                                   66,600                                                 300
Lee & Man Paper Manufacturing Ltd (b)                                55,600                                                 241
Portucel-Empresa Produtora de Pasta e Papel SA                       12,936                                                  48
                                                                                                            --------------------
                                                                                                                            589
                                                                                                            --------------------
Petrochemicals (0.11%)
Aromatics Thailand PCL (a)(c)                                        88,200                                                 196
LG Petrochemical Co Ltd                                               9,600                                                 477
                                                                                                            --------------------
                                                                                                                            673
                                                                                                            --------------------
Photo Equipment & Supplies (0.44%)
Olympus Corp                                                         60,000                                               2,466
Tamron Co Ltd                                                         3,600                                                 133
                                                                                                            --------------------
                                                                                                                          2,599
                                                                                                            --------------------
Platinum (0.10%)
Impala Platinum Holdings Ltd                                         16,708                                                 582
                                                                                                            --------------------


Power Converter & Supply Equipment (0.07%)
Delta Electronics Inc                                               108,125                                                 419
                                                                                                            --------------------

Property & Casualty Insurance (0.12%)
Beazley Group PLC                                                    63,904                                                 239
Brit Insurance Holdings Plc                                          10,578                                                  74
Chaucer Holdings PLC                                                 24,542                                                  50
Dongbu Insurance Co Ltd                                               3,360                                                 141
LIG Non-Life Insurance Co Ltd                                         8,520                                                 228
                                                                                                            --------------------
                                                                                                                            732
                                                                                                            --------------------
Public Thoroughfares (0.08%)
Zhejiang Expressway Co Ltd                                          328,000                                                 466
                                                                                                            --------------------

Publishing - Periodicals (0.27%)
Euromoney Institutional Investor PLC                                  1,274                                                  14
United Business Media PLC                                           112,956                                               1,600
                                                                                                            --------------------
                                                                                                                          1,614
                                                                                                            --------------------
Real Estate Management & Services (0.09%)
Aedes SpA                                                             2,123                                                  15
Ardepro Co Ltd (b)                                                      281                                                  73
Atrium Co Ltd                                                         1,569                                                  43
IVG Immobilien AG (b)                                                 3,420                                                 128
Nexity                                                                1,991                                                 123
Pierre & Vacances                                                       239                                                  33
Sumitomo Real Estate Sales Co Ltd (b)                                 1,316                                                 102
Tosei Corp                                                               28                                                  19
                                                                                                            --------------------
                                                                                                                            536
                                                                                                            --------------------
Real Estate Operator & Developer (2.56%)
Allgreen Properties Ltd                                              82,000                                                 106
Brookfield Asset Management Inc (a)(b)                               82,104                                               3,149
City Developments Ltd                                               124,000                                               1,352
Ho Bee Investment Ltd                                                48,000                                                  70
Hopewell Holdings                                                   384,000                                               1,833
Icade                                                                 3,790                                                 276
Joint Corp                                                           26,404                                                 706
Keppel Land Ltd (b)                                                 263,000                                               1,470
Mitsui Fudosan Co Ltd                                                90,000                                               2,499
Shenzhen Investment Ltd                                             662,000                                                 591
Shoei Co Ltd                                                          1,540                                                  24
Sumitomo Realty & Development Co Ltd                                 41,000                                               1,442
Urban Corp                                                           91,500                                               1,484
Wheelock Properties (S) Ltd                                          24,000                                                  44
Wing Tai Holdings Ltd                                                41,415                                                 108
                                                                                                            --------------------
                                                                                                                         15,154
                                                                                                            --------------------
Recycling (0.03%)
Asahi Pretec Corp                                                     5,178                                                 169
                                                                                                            --------------------

Reinsurance (0.27%)
Hannover Rueckversicherung AG                                        31,377                                               1,591
                                                                                                            --------------------

REITS - Apartments (0.05%)
Boardwalk Real Estate Investment Trust (a)                            6,000                                                 286
                                                                                                            --------------------

REITS - Diversified (0.08%)
Canadian Real Estate Investment Trust                                 1,276                                                  38
CapitaCommercial Trust                                               39,000                                                  75
Eurocommercial Properties NV                                          2,340                                                 130

REITS - Diversified
Mapletree Logistics Trust                                            40,000                                                  34
Suntec Real Estate Investment Trust                                  35,000                                                  46
Unibail-Rodamco (b)                                                     669                                                 172
                                                                                                            --------------------
                                                                                                                            495
                                                                                                            --------------------
REITS - Hotels (0.01%)
Ascott Residence Trust                                               43,438                                                  56
CDL Hospitality Trusts                                               14,993                                                  23
                                                                                                            --------------------
                                                                                                                             79
                                                                                                            --------------------
REITS - Office Property (0.02%)
Great Portland Estates PLC                                            9,761                                                 119
                                                                                                            --------------------

Rental - Auto & Equipment (0.01%)
General de Alquiler de Maquinaria (a)(b)                              1,514                                                  50
                                                                                                            --------------------

Retail - Apparel & Shoe (1.00%)
Hennes & Mauritz AB                                                  41,485                                               2,630
Inditex SA                                                           48,834                                               3,291
                                                                                                            --------------------
                                                                                                                          5,921
                                                                                                            --------------------
Retail - Bookstore (0.02%)
WH Smith PLC                                                         16,862                                                 132
                                                                                                            --------------------

Retail - Building Products (0.01%)
Kohnan Shoji Co Ltd                                                   4,100                                                  52
                                                                                                            --------------------

Retail - Computer Equipment (0.22%)
Game Group Plc                                                      300,681                                               1,181
Positivo Informatica SA                                               5,775                                                 124
                                                                                                            --------------------
                                                                                                                          1,305
                                                                                                            --------------------
Retail - Consumer Electronics (0.11%)
GOME Electrical Appliances Holdings Ltd                             164,269                                                 323
JB Hi-Fi Ltd (b)                                                     14,884                                                 190
Joshin Denki Co Ltd (b)                                               7,987                                                  56
K's Holdings Corp                                                     3,300                                                  72
                                                                                                            --------------------
                                                                                                                            641
                                                                                                            --------------------
Retail - Drug Store (0.01%)
Create SD Co Ltd                                                      1,500                                                  29
Tsuruha Holdings Inc                                                    500                                                  17
                                                                                                            --------------------
                                                                                                                             46
                                                                                                            --------------------
Retail - Jewelry (0.67%)
Seiko Holdings Corp                                                   7,000                                                  41
Swatch Group AG                                                      11,986                                               3,933
                                                                                                            --------------------
                                                                                                                          3,974
                                                                                                            --------------------
Retail - Major Department Store (0.06%)
David Jones Ltd                                                      17,507                                                  79
Hyundai Department Store Co Ltd                                       2,293                                                 276
                                                                                                            --------------------
                                                                                                                            355
                                                                                                            --------------------
Retail - Miscellaneous/Diversified (0.06%)
Arcs Co Ltd                                                           2,300                                                  32
Massmart Holdings Ltd                                                24,208                                                 293
                                                                                                            --------------------
                                                                                                                            325
                                                                                                            --------------------
Retail - Office Supplies (0.00%)
Bechtle AG                                                              595                                                  26
                                                                                                            --------------------

Retail - Pubs (0.59%)
Mitchells & Butlers PLC                                              46,330                                                 579
Retail - Pubs
Punch Taverns PLC                                                   143,537                                               2,896
                                                                                                            --------------------
                                                                                                                          3,475
                                                                                                            --------------------
Retail - Toy Store (0.01%)
JUMBO SA                                                              2,264                                                  77
                                                                                                            --------------------

Retail - Video Rental (0.01%)
Geo Corp (b)                                                             37                                                  77
                                                                                                            --------------------

Rubber - Tires (1.26%)
Bridgestone Corp                                                    103,000                                               2,277
Compagnie Generale des Etablissements Michelin                       23,252                                               3,126
Continental AG                                                       13,838                                               1,921
Nokian Renkaat OYJ                                                    3,728                                                 146
                                                                                                            --------------------
                                                                                                                          7,470
                                                                                                            --------------------
Rubber & Plastic Products (0.01%)
POLYTEC Holding AG                                                    1,700                                                  26
Semperit AG Holding                                                     647                                                  28
Tokai Rubber Industries Inc                                           1,355                                                  29
                                                                                                            --------------------
                                                                                                                             83
                                                                                                            --------------------
Rubber & Vinyl (0.05%)
TSRC Corp                                                           170,000                                                 292
                                                                                                            --------------------

Schools (0.03%)
MegaStudy Co Ltd                                                        639                                                 195
                                                                                                            --------------------

Seismic Data Collection (0.44%)
Cie Generale de Geophysique-Veritas (a)                               7,987                                               2,610
                                                                                                            --------------------

Semiconductor Component - Integrated Circuits (0.23%)
Powertech Technology Inc                                             93,000                                                 375
Realtek Semiconductor Corp                                            4,975                                                  22
Siliconware Precision Industries Co                                 210,991                                                 475
Taiwan Semiconductor Manufacturing Co Ltd                           247,676                                                 483
                                                                                                            --------------------
                                                                                                                          1,355
                                                                                                            --------------------
Semiconductor Equipment (0.05%)
ASM Pacific Technology (b)                                           27,000                                                 239
Jusung Engineering Co Ltd (a)                                         2,382                                                  70
                                                                                                            --------------------
                                                                                                                            309
                                                                                                            --------------------
Shipbuilding (0.36%)
Hyundai Heavy Industries                                              4,489                                               2,075
Labroy Marine Ltd                                                    23,612                                                  39
                                                                                                            --------------------
                                                                                                                          2,114
                                                                                                            --------------------
Soap & Cleaning Products (0.66%)
Reckitt Benckiser PLC                                                66,374                                               3,900
                                                                                                            --------------------

Steel - Producers (2.96%)
Angang Steel Co Ltd                                                  88,000                                                 341
ArcelorMittal                                                        40,971                                               3,236
China Steel Corp                                                    309,980                                                 452
Evraz Group SA (c)                                                    6,961                                                 441
Nippon Steel Corp                                                   471,000                                               3,391
OneSteel Ltd                                                         20,580                                                 126
Osaka Steel Co Ltd                                                    1,749                                                  32
POSCO ADR (b)                                                         6,463                                               1,155
Salzgitter AG                                                        15,595                                               3,083
Sidenor Steel Products Manufacturing Co                               2,339                                                  48
Steel - Producers
Tata Steel Ltd (a)                                                   13,625                                                 296
ThyssenKrupp AG                                                      32,919                                               2,094
Usinas Siderurgicas de Minas Gerais SA                                3,373                                                 263
Voestalpine AG                                                       29,221                                               2,525
                                                                                                            --------------------
                                                                                                                         17,483
                                                                                                            --------------------
Steel - Specialty (0.02%)
Mitsubishi Steel Manufacturing Co Ltd (b)                            21,527                                                 105
                                                                                                            --------------------

Storage & Warehousing (0.00%)
Big Yellow Group PLC                                                  1,746                                                  18
                                                                                                            --------------------

Telecommunication Equipment (0.08%)
Parrot SA (a)                                                           288                                                  14
Tandberg ASA                                                         11,500                                                 277
VTech Holdings Ltd                                                   26,000                                                 192
                                                                                                            --------------------
                                                                                                                            483
                                                                                                            --------------------
Telecommunication Services (0.99%)
Singapore Telecommunications Ltd                                    956,000                                               2,587
StarHub Ltd                                                         458,330                                                 956
Telenet Group Holding NV (a)                                          3,635                                                 127
TeliaSonera AB                                                      244,000                                               2,206
                                                                                                            --------------------
                                                                                                                          5,876
                                                                                                            --------------------
Telephone - Integrated (3.31%)
Brasil Telecom Participacoes SA                                      20,627                                                 307
BT Group PLC                                                        439,473                                               2,760
Elisa OYJ                                                             4,655                                                 145
Global Village Telecom Holding SA (a)                                 7,493                                                 159
KDDI Corp                                                               394                                               2,923
Royal KPN NV                                                        230,347                                               3,997
Telefonica SA (b)                                                   237,400                                               6,645
Telefonos de Mexico SAB de CV ADR (b)                                 9,833                                                 323
Telkom SA Ltd                                                        12,197                                                 307
Telstra Corp Ltd                                                    516,845                                               2,000
                                                                                                            --------------------
                                                                                                                         19,566
                                                                                                            --------------------
Therapeutics (0.21%)
Grifols SA                                                           54,930                                               1,261
                                                                                                            --------------------

Tobacco (1.59%)
Imperial Tobacco Group PLC                                           72,577                                               3,328
ITC Ltd                                                              68,982                                                 328
Japan Tobacco Inc                                                       796                                               4,373
KT&G Corp                                                            17,523                                               1,369
                                                                                                            --------------------
                                                                                                                          9,398
                                                                                                            --------------------
Tools - Hand Held (0.30%)
Hitachi Koki Co Ltd                                                   9,889                                                 170
Makita Corp                                                          37,000                                               1,624
                                                                                                            --------------------
                                                                                                                          1,794
                                                                                                            --------------------
Toys (0.89%)
Nintendo Co Ltd                                                      10,100                                               5,258
                                                                                                            --------------------

Transport - Marine (1.38%)
D/S Norden                                                              621                                                  66
Golden Ocean Group Ltd                                               35,000                                                 235
Jinhui Shipping & Transportation Ltd (a)                             11,444                                                 163
Kawasaki Kisen Kaisha Ltd                                           166,000                                               2,438
Korea Line Corp                                                         370                                                  93

Transport - Marine
Mitsui OSK Lines Ltd                                                150,000                                               2,430
Orient Overseas International Ltd                                    26,000                                                 248
Pacific Basin Shipping Ltd                                         1,035,224                                              2,173
Shinwa Kaiun Kaisha Ltd (b)                                           9,309                                                  97
Smit Internationale NV                                                1,056                                                  92
STX Pan Ocean Co Ltd                                                 46,401                                                 104
Wan Hai Lines Ltd                                                         1                                                   -
                                                                                                            --------------------
                                                                                                                          8,139
                                                                                                            --------------------
Transport - Services (0.41%)
Firstgroup Plc                                                      152,032                                               2,142
Kintetsu World Express Inc                                            4,300                                                 147
Stagecoach Group PLC                                                 32,056                                                 149
                                                                                                            --------------------
                                                                                                                          2,438
                                                                                                            --------------------
Transport - Truck (0.00%)
SBS Holdings Inc                                                          6                                                   9
                                                                                                            --------------------

Water (0.08%)
Companhia de Saneamento Basico de Estado de Sao Paulo (a)            12,840                                                 320
Pennon Group PLC                                                     13,676                                                 170
                                                                                                            --------------------
                                                                                                                            490
                                                                                                            --------------------
Web Portals (0.08%)
NHN Corp                                                              1,205                                                 279
So-net Entertainment Corp                                                12                                                  35
United Internet AG (b)                                                6,903                                                 153
                                                                                                            --------------------
                                                                                                                            467
                                                                                                            --------------------
Wire & Cable Products (0.49%)
Draka Holding                                                         2,848                                                 127
Leoni AG                                                              2,178                                                 133
LS Cable Ltd                                                          3,046                                                 379
Nexans SA                                                            12,692                                               2,088
Taihan Electric Wire Co Ltd                                           3,730                                                 191
                                                                                                            --------------------
                                                                                                                          2,918
                                                                                                            --------------------
Wireless Equipment (1.27%)
Japan Radio Co Ltd                                                   16,000                                                  55
Nokia OYJ                                                           196,929                                               7,487
                                                                                                            --------------------
                                                                                                                          7,542
                                                                                                            --------------------
TOTAL COMMON STOCKS                                                                                      $              579,227
                                                                                                            --------------------
PREFERRED STOCKS (0.95%)
Building & Construction Products - Miscellaneous (0.07%)
Duratex SA (a)                                                       13,370                                                 397
                                                                                                            --------------------

Dialysis Centers (0.21%)
Fresenius SE                                                         15,729                                               1,220
                                                                                                            --------------------

Diversified Minerals (0.38%)
Cia Vale do Rio Doce                                                 78,056                                               2,229
                                                                                                            --------------------

Diversified Operations (0.11%)
Investimentos Itau SA                                                96,472                                                 666
                                                                                                            --------------------

Food - Meat Products (0.04%)
Sadia SA (a)                                                         46,200                                                 258
                                                                                                            --------------------


Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                               1,113                                                   6
                                                                                                            --------------------

Steel - Producers (0.10%)
Gerdau SA                                                            12,998                                                 341
Usinas Siderurgicas de Minas Gerais SA                                4,100                                                 286
                                                                                                            --------------------
                                                                                                                            627
                                                                                                            --------------------
Television (0.04%)
ProSiebenSat.1 Media AG                                               7,590                                                 239
                                                                                                            --------------------
TOTAL PREFERRED STOCKS                                                                                   $                5,642
                                                                                                            --------------------
                                                                   Principal
                                                                   Amount                                      Value (000's)
                                                                   (000's)
SHORT TERM INVESTMENTS (6.10%)
Money Market Funds (6.10%)
BNY Institutional Cash Reserve Fund (e)                              36,107                                              36,107
                                                                                                            --------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $               36,107
                                                                                                            --------------------
Total Investments                                                                                        $              620,976

Liabilities in Excess of Other Assets, Net - (4.97)%                                                                   (29,410)
                                                                                                            --------------------
TOTAL NET ASSETS - 100.00%                                                                               $              591,566
                                                                                                            ====================
                                                                                                            --------------------

                                                                                                            ====================


(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,544 or 0.60% of net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,256 or 0.21% of net assets.


(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $              113,927
Unrealized Depreciation                                                (8,157)
                                                           --------------------
Net Unrealized Appreciation (Depreciation)                             105,770
Cost for federal income tax purposes                                   515,170
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------
Country                                                Percent
---------------------------------------------------------------
United Kingdom                                          16.66%
Japan                                                   15.98%
Germany                                                  9.43%
Switzerland                                              6.42%
United States                                            6.11%
France                                                   5.75%
Canada                                                   4.85%
Australia                                                4.81%
Netherlands                                              4.13%
Spain                                                    3.98%
Hong Kong                                                3.07%
Korea, Republic Of                                       2.82%
Italy                                                    2.71%
Singapore                                                2.08%
Brazil                                                   1.46%
Sweden                                                   1.45%
Finland                                                  1.37%
Belgium                                                  1.32%
Greece                                                   1.20%
Taiwan, Province Of China                                1.12%
Denmark                                                  1.01%
Russian Federation                                       1.01%
Ireland                                                  1.01%
South Africa                                             0.80%
China                                                    0.75%
Luxembourg                                               0.59%
Norway                                                   0.55%
Mexico                                                   0.47%
Austria                                                  0.46%
India                                                    0.42%
Turkey                                                   0.21%
Malaysia                                                 0.19%
Israel                                                   0.17%
Indonesia                                                0.17%
Thailand                                                 0.12%
Mauritius                                                0.09%
Poland                                                   0.08%
Czech Republic                                           0.06%
Portugal                                                 0.05%
Bermuda                                                  0.04%
Liabilities in Excess of Other Assets, Net            (-4.97%)
                                             ------------------
TOTAL NET ASSETS                                       100.00%
                                             ==================






Schedule of Investments

September 30, 2007 (unaudited)
Equity Growth Account

                                                                   Shares                                      Value (000's)
                                                                     Held
COMMON STOCKS (98.12%)
Advertising Sales (1.32%)
Lamar Advertising Co (a)                                             86,100                              $                4,216
                                                                                                            --------------------

Aerospace & Defense (1.46%)
General Dynamics Corp                                                55,100                                               4,654
                                                                                                            --------------------

Airlines (1.52%)
Southwest Airlines Co (a)                                           328,300                                               4,859
                                                                                                            --------------------

Apparel Manufacturers (1.22%)
Coach Inc (b)                                                        82,400                                               3,895
                                                                                                            --------------------

Applications Software (4.83%)
Microsoft Corp                                                      396,700                                              11,687
Red Hat Inc (a)(b)                                                  111,600                                               2,217
Salesforce.com Inc (a)(b)                                            29,400                                               1,509
                                                                                                            --------------------
                                                                                                                         15,413
                                                                                                            --------------------
Audio & Video Products (0.57%)
Harman International Industries Inc                                  21,100                                               1,826
                                                                                                            --------------------

Casino Hotels (1.40%)
Las Vegas Sands Corp (a)(b)                                          11,200                                               1,494
MGM Mirage (a)(b)                                                    33,100                                               2,961
                                                                                                            --------------------
                                                                                                                          4,455
                                                                                                            --------------------
Casino Services (1.67%)
International Game Technology                                       123,700                                               5,331
                                                                                                            --------------------

Cellular Telecommunications (0.93%)
MetroPCS Communications Inc (a)(b)                                  109,200                                               2,979
                                                                                                            --------------------

Computer Aided Design (0.85%)
Autodesk Inc (b)                                                     54,000                                               2,698
                                                                                                            --------------------

Computers (1.65%)
Apple Inc (b)                                                        34,300                                               5,266
                                                                                                            --------------------

Computers - Memory Devices (0.48%)
Network Appliance Inc (b)                                            56,300                                               1,515
                                                                                                            --------------------

Consulting Services (1.80%)
Accenture Ltd                                                       142,700                                               5,744
                                                                                                            --------------------

Data Processing & Management (1.23%)
Automatic Data Processing Inc                                        85,200                                               3,913
                                                                                                            --------------------

Diversified Manufacturing Operations (7.00%)
Danaher Corp                                                        105,700                                               8,743
General Electric Co                                                 328,000                                              13,579
                                                                                                            --------------------
                                                                                                                         22,322
                                                                                                            --------------------

E-Commerce - Products (2.75%)
Amazon.Com Inc (a)(b)                                                94,200                                               8,775
                                                                                                            --------------------

E-Commerce - Services (1.46%)
eBay Inc (b)                                                        119,200                                               4,651
                                                                                                            --------------------

Electronic Components - Semiconductors (5.49%)
Broadcom Corp (b)                                                   146,600                                               5,342
Intel Corp                                                          219,300                                               5,671
Xilinx Inc (a)                                                      248,800                                               6,504
                                                                                                            --------------------
                                                                                                                         17,517
                                                                                                            --------------------
Electronic Forms (1.23%)
Adobe Systems Inc (a)(b)                                             89,600                                               3,912
                                                                                                            --------------------

Engineering - Research & Development Services (1.54%)
Foster Wheeler Ltd (b)                                               20,700                                               2,718
McDermott International, Inc. (b)                                    40,800                                               2,206
                                                                                                            --------------------
                                                                                                                          4,924
                                                                                                            --------------------
Entertainment Software (1.46%)
Electronic Arts Inc (b)                                              82,900                                               4,642
                                                                                                            --------------------

Fiduciary Banks (3.55%)
State Street Corp                                                   166,200                                              11,328
                                                                                                            --------------------

Finance - Investment Banker & Broker (2.61%)
Interactive Brokers Group Inc (a)(b)                                 68,800                                               1,807
Morgan Stanley                                                      103,400                                               6,514
                                                                                                            --------------------
                                                                                                                          8,321
                                                                                                            --------------------
Hotels & Motels (1.24%)
Marriott International Inc/DE                                        91,200                                               3,964
                                                                                                            --------------------

Human Resources (0.74%)
Monster Worldwide Inc (b)                                            68,800                                               2,343
                                                                                                            --------------------

Investment Management & Advisory Services (1.94%)
Franklin Resources Inc                                               48,400                                               6,171
                                                                                                            --------------------

Medical - Biomedical/Gene (2.86%)
Celgene Corp (a)(b)                                                  55,000                                               3,922
Genentech Inc (b)                                                    66,800                                               5,212
                                                                                                            --------------------
                                                                                                                          9,134
                                                                                                            --------------------
Medical - Drugs (2.52%)
Allergan Inc/United States                                           56,700                                               3,656
Schering-Plough Corp                                                138,300                                               4,374
                                                                                                            --------------------
                                                                                                                          8,030
                                                                                                            --------------------
Medical - HMO (1.75%)
WellPoint Inc (b)                                                    70,900                                               5,595
                                                                                                            --------------------

Medical Instruments (3.04%)
Medtronic Inc                                                       116,400                                               6,566
St Jude Medical Inc (a)(b)                                           70,700                                               3,116
                                                                                                            --------------------
                                                                                                                          9,682
                                                                                                            --------------------
Networking Products (3.89%)
Cisco Systems Inc (b)                                               144,000                                               4,768
Juniper Networks Inc (a)(b)                                         208,800                                               7,644
                                                                                                            --------------------
                                                                                                                         12,412
                                                                                                            --------------------

Oil - Field Services (2.00%)
Schlumberger Ltd                                                     60,800                                               6,384
                                                                                                            --------------------

Retail - Bedding (0.86%)
Bed Bath & Beyond Inc (b)                                            80,400                                               2,743
                                                                                                            --------------------

Retail - Building Products (0.96%)
Lowe's Cos Inc                                                      109,100                                               3,057
                                                                                                            --------------------

Retail - Discount (1.83%)
Target Corp                                                          91,900                                               5,842
                                                                                                            --------------------

Retail - Drug Store (3.54%)
CVS Caremark Corp                                                   174,807                                               6,928
Walgreen Co                                                          92,600                                               4,374
                                                                                                            --------------------
                                                                                                                         11,302
                                                                                                            --------------------
Retail - Regional Department Store (1.89%)
Kohl's Corp (b)                                                     105,000                                               6,020
                                                                                                            --------------------

Semiconductor Component - Integrated Circuits (3.74%)
Analog Devices Inc                                                  155,400                                               5,619
Marvell Technology Group Ltd (a)(b)                                 385,300                                               6,308
                                                                                                            --------------------
                                                                                                                         11,927
                                                                                                            --------------------
Semiconductor Equipment (2.19%)
Applied Materials Inc                                               165,700                                               3,430
ASML Holding NV (b)                                                 108,100                                               3,552
                                                                                                            --------------------
                                                                                                                          6,982
                                                                                                            --------------------
Telecommunication Equipment - Fiber Optics (1.30%)
Corning Inc                                                         168,800                                               4,161
                                                                                                            --------------------

Therapeutics (2.68%)
Gilead Sciences Inc (b)                                             208,800                                               8,534
                                                                                                            --------------------

Transport - Services (1.36%)
Expeditors International Washington Inc (a)                          91,800                                               4,342
                                                                                                            --------------------

Web Portals (3.13%)
Google Inc (b)                                                       17,600                                               9,984
                                                                                                            --------------------

Wireless Equipment (6.64%)
American Tower Corp (b)                                             326,400                                              14,212
Crown Castle International Corp (a)(b)                               84,600                                               3,437
Qualcomm Inc                                                         83,300                                               3,520
                                                                                                            --------------------
                                                                                                                         21,169
                                                                                                            --------------------
TOTAL COMMON STOCKS                                                                                      $              312,934
                                                                                                            --------------------
                                                                   Principal
                                                                   Amount                                      Value (000's)
                                                                   (000's)
SHORT TERM INVESTMENTS (14.02%)
Money Market Funds (14.02%)
BNY Institutional Cash Reserve Fund (c)                              44,715                                              44,715
                                                                                                            --------------------
TOTAL SHORT TERM INVESTMENTS                                                                             $               44,715
                                                                                                            --------------------
Total Investments                                                                                        $              357,649
Liabilities in Excess of Other Assets, Net - (12.14)%                                                                  (38,711)
                                                                                                            --------------------
TOTAL NET ASSETS - 100.00%                                                                               $              318,938
                                                                                                            ====================
                                                                                                            --------------------

                                                                                                            ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $       59,446
Unrealized Depreciation                                         (5,038)
                                                            ------------
Net Unrealized Appreciation (Depreciation)                       54,408

Cost for federal income tax purposes                            303,241
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------------
Sector                                                    Percent
------------------------------------------------------------------
Technology                                                 23.14%
Financial                                                  22.12%
Communications                                             21.43%
Consumer, Cyclical                                         16.71%
Consumer, Non-cyclical                                     15.38%
Industrial                                                 11.36%
Energy                                                      2.00%
Liabilities in Excess of Other Assets, Net              (-12.14%)
                                                    --------------
TOTAL NET ASSETS                                          100.00%
                                                    ==============


Schedule of Investments

September 30, 2007 (unaudited)
Equity Income Account I

                                                                   Shares                             Value (000's)
                                                                      Held
COMMON STOCKS (95.30%)
Aerospace & Defense (0.98%)
General Dynamics Corp                                                  71,200                    $               6,014
                                                                                                    -------------------

Apparel Manufacturers (0.51%)
VF Corp                                                                38,300                                    3,093
                                                                                                    -------------------

Auto/Truck Parts & Equipment - Original (0.74%)
Johnson Controls Inc                                                   38,600                                    4,559
                                                                                                    -------------------

Brewery (0.95%)
Molson Coors Brewing Co (a)                                            32,700                                    3,259
SABMiller PLC ADR                                                      91,500                                    2,585
                                                                                                    -------------------
                                                                                                                 5,844
                                                                                                    -------------------
Cellular Telecommunications (0.75%)
Vodafone Group PLC ADR (a)                                            126,000                                    4,574
                                                                                                    -------------------

Chemicals - Diversified (0.93%)
Bayer AG ADR                                                           72,000                                    5,713
                                                                                                    -------------------

Computer Services (0.25%)
Electronic Data Systems Corp                                           69,700                                    1,522
                                                                                                    -------------------

Computers (1.99%)
Hewlett-Packard Co                                                    129,700                                    6,458
International Business Machines Corp                                   48,600                                    5,725
                                                                                                    -------------------
                                                                                                                12,183
                                                                                                    -------------------
Consumer Products - Miscellaneous (0.43%)
Kimberly-Clark Corp                                                    37,400                                    2,628
                                                                                                    -------------------

Data Processing & Management (1.24%)
Automatic Data Processing Inc                                         106,500                                    4,892
Fidelity National Information Services                                 61,330                                    2,721
                                                                                                    -------------------
                                                                                                                 7,613
                                                                                                    -------------------
Diversified Manufacturing Operations (6.62%)
3M Co                                                                  65,400                                    6,120
Dover Corp                                                            113,400                                    5,778
General Electric Co                                                   294,200                                   12,180
Honeywell International Inc                                            57,300                                    3,408
ITT Corp                                                               99,800                                    6,779
Siemens AG ADR                                                         45,800                                    6,286
                                                                                                    -------------------
                                                                                                                40,551
                                                                                                    -------------------
Electric - Integrated (3.87%)
Duke Energy Corp (a)                                                  255,400                                    4,774
FPL Group Inc                                                         105,000                                    6,392
PG&E Corp                                                              86,400                                    4,130
Progress Energy Inc                                                   100,900                                    4,727
Xcel Energy Inc                                                       172,300                                    3,711
                                                                                                    -------------------
                                                                                                                23,734
                                                                                                    -------------------

Electric Products - Miscellaneous (1.03%)
Emerson Electric Co (a)                                               118,690                                    6,317
                                                                                                    -------------------

Electronic Components - Semiconductors (3.54%)
Intel Corp                                                            546,400                                   14,130
Microchip Technology Inc                                              115,200                                    4,184
STMicroelectronics NV (a)                                             202,000                                    3,383
                                                                                                    -------------------
                                                                                                                21,697
                                                                                                    -------------------
Electronics - Military (0.73%)
L-3 Communications Holdings Inc                                        43,900                                    4,484
                                                                                                    -------------------

Fiduciary Banks (1.43%)
Bank of New York Mellon Corp/The                                      197,775                                    8,730
                                                                                                    -------------------

Finance - Investment Banker & Broker (4.53%)
Citigroup Inc                                                         278,100                                   12,979
JPMorgan Chase & Co                                                   129,300                                    5,925
Morgan Stanley                                                         99,100                                    6,243
UBS AG (a)                                                             49,600                                    2,641
                                                                                                    -------------------
                                                                                                                27,788
                                                                                                    -------------------
Finance - Mortgage Loan/Banker (1.10%)
Fannie Mae                                                            110,600                                    6,726
                                                                                                    -------------------

Financial Guarantee Insurance (0.98%)
MBIA Inc (a)                                                           98,100                                    5,989
                                                                                                    -------------------

Food - Miscellaneous/Diversified (2.38%)
Cadbury Schweppes PLC ADR                                             100,100                                    4,657
Kraft Foods Inc                                                       287,976                                    9,938
                                                                                                    -------------------
                                                                                                                14,595
                                                                                                    -------------------
Food - Retail (0.62%)
Safeway Inc                                                           114,700                                    3,798
                                                                                                    -------------------

Forestry (0.60%)
Plum Creek Timber Co Inc (a)                                           21,600                                      967
Weyerhaeuser Co                                                        37,600                                    2,718
                                                                                                    -------------------
                                                                                                                 3,685
                                                                                                    -------------------
Gas - Distribution (0.89%)
Sempra Energy                                                          94,200                                    5,475
                                                                                                    -------------------

Gold Mining (0.50%)
Newmont Mining Corp                                                    68,500                                    3,064
                                                                                                    -------------------

Investment Management & Advisory Services (3.38%)
AllianceBernstein Holding LP                                           27,900                                    2,457
Ameriprise Financial Inc                                               55,500                                    3,502
Franklin Resources Inc                                                 66,500                                    8,479
Legg Mason Inc                                                         74,500                                    6,280
                                                                                                    -------------------
                                                                                                                20,718
                                                                                                    -------------------
Life & Health Insurance (1.46%)
Prudential Financial Inc                                               71,800                                    7,006
Unum Group                                                             78,800                                    1,928
                                                                                                    -------------------
                                                                                                                 8,934
                                                                                                    -------------------
Machinery - General Industry (0.65%)
Volvo AB ADR                                                          228,300                                    3,961
                                                                                                    -------------------


Medical - Drugs (4.64%)
AstraZeneca PLC ADR                                                    41,100                                    2,058
Bristol-Myers Squibb Co                                               139,700                                    4,026
Novartis AG ADR                                                       131,200                                    7,211
Pfizer Inc                                                            115,700                                    2,827
Roche Holding AG ADR                                                   34,600                                    3,117
Sanofi-Aventis ADR                                                    145,400                                    6,168
Wyeth                                                                  68,400                                    3,047
                                                                                                    -------------------
                                                                                                                28,454
                                                                                                    -------------------
Medical - Generic Drugs (0.89%)
Teva Pharmaceutical Industries Ltd ADR                                122,900                                    5,465
                                                                                                    -------------------

Medical - HMO (0.86%)
Aetna Inc                                                              97,200                                    5,275
                                                                                                    -------------------

Medical - Wholesale Drug Distribution (0.37%)
Cardinal Health Inc                                                    36,500                                    2,282
                                                                                                    -------------------

Medical Laboratory & Testing Service (0.62%)
Quest Diagnostics Inc                                                  65,900                                    3,807
                                                                                                    -------------------

Metal - Diversified (0.72%)
Freeport-McMoRan Copper & Gold Inc                                     41,900                                    4,395
                                                                                                    -------------------

Multi-Line Insurance (5.10%)
ACE Ltd                                                               131,700                                    7,977
American International Group Inc                                       45,500                                    3,078
Hartford Financial Services Group Inc (a)                              63,000                                    5,831
ING Groep NV ADR                                                       95,100                                    4,214
Loews Corp                                                             61,200                                    2,959
MetLife Inc                                                           103,400                                    7,210
                                                                                                    -------------------
                                                                                                                31,269
                                                                                                    -------------------
Multimedia (1.77%)
News Corp - Class B (a)                                               131,700                                    3,081
Time Warner Inc                                                       422,400                                    7,755
                                                                                                    -------------------
                                                                                                                10,836
                                                                                                    -------------------
Music (0.00%)
V2 Music Holdings PLC - warrants (b)(c)(d)                                250                                        -
                                                                                                    -------------------

Non-Hazardous Waste Disposal (0.62%)
Waste Management Inc                                                   99,800                                    3,766
                                                                                                    -------------------

Oil & Gas Drilling (0.64%)
GlobalSantaFe Corp (a)                                                 51,600                                    3,923
                                                                                                    -------------------

Oil Company - Exploration & Production (1.35%)
Devon Energy Corp                                                      99,500                                    8,278
                                                                                                    -------------------

Oil Company - Integrated (4.82%)
Chevron Corp                                                          131,784                                   12,333
ConocoPhillips                                                        109,300                                    9,593
Hess Corp                                                              64,200                                    4,271
Marathon Oil Corp                                                      58,000                                    3,307
                                                                                                    -------------------
                                                                                                                29,504
                                                                                                    -------------------
Paper & Related Products (0.22%)
International Paper Co (a)                                             37,700                                    1,352
                                                                                                    -------------------

Pipelines (1.40%)
El Paso Corp                                                           71,600                                    1,215
Enterprise Products Partners LP (a)                                    42,000                                    1,270
Kinder Morgan Energy Partners LP                                       47,500                                    2,347
Williams Cos Inc (a)                                                  109,400                                    3,726
                                                                                                    -------------------
                                                                                                                 8,558
                                                                                                    -------------------
Property & Casualty Insurance (0.22%)
Fidelity National Financial Inc                                        76,666                                    1,340
                                                                                                    -------------------

Quarrying (0.44%)
Vulcan Materials Co                                                    30,100                                    2,683
                                                                                                    -------------------

Regional Banks (4.43%)
Bank of America Corp                                                  296,002                                   14,880
PNC Financial Services Group Inc                                       77,600                                    5,284
Wells Fargo & Co                                                      196,600                                    7,003
                                                                                                    -------------------
                                                                                                                27,167
                                                                                                    -------------------
REITS - Diversified (0.48%)
Duke Realty Corp (a)                                                   42,500                                    1,437
Vornado Realty Trust                                                   14,000                                    1,531
                                                                                                    -------------------
                                                                                                                 2,968
                                                                                                    -------------------
REITS - Hotels (0.32%)
Host Hotels & Resorts Inc                                              87,200                                    1,957
                                                                                                    -------------------

REITS - Regional Malls (0.16%)
Macerich Co/The (a)                                                    11,200                                      981
                                                                                                    -------------------

REITS - Shopping Centers (0.44%)
Developers Diversified Realty Corp                                     28,800                                    1,609
Kimco Realty Corp                                                      24,300                                    1,099
                                                                                                    -------------------
                                                                                                                 2,708
                                                                                                    -------------------
REITS - Storage (0.25%)
Public Storage Inc                                                     19,700                                    1,549
                                                                                                    -------------------

REITS - Warehouse & Industrial (0.87%)
AMB Property Corp                                                      35,300                                    2,111
Prologis                                                               48,900                                    3,245
                                                                                                    -------------------
                                                                                                                 5,356
                                                                                                    -------------------
Retail - Building Products (0.48%)
Home Depot Inc                                                         90,600                                    2,939
                                                                                                    -------------------

Retail - Discount (1.07%)
Target Corp                                                           103,100                                    6,554
                                                                                                    -------------------

Retail - Drug Store (1.26%)
CVS Caremark Corp                                                     194,103                                    7,692
                                                                                                    -------------------

Retail - Regional Department Store (0.86%)
Macy's Inc                                                            162,800                                    5,262
                                                                                                    -------------------

Retail - Restaurants (1.21%)
McDonald's Corp                                                       136,000                                    7,408
                                                                                                    -------------------

Savings & Loans - Thrifts (0.92%)
Washington Mutual Inc (a)                                             160,000                                    5,650
                                                                                                    -------------------


Semiconductor Component - Integrated Circuits (1.02%)
Linear Technology Corp (a)                                             54,300                                    1,900
Taiwan Semiconductor Manufacturing Co Ltd ADR                         430,000                                    4,352
                                                                                                    -------------------
                                                                                                                 6,252

                                                                                                    -------------------
Semiconductor Equipment (0.47%)
Applied Materials Inc                                                 139,300                                    2,883
                                                                                                    -------------------

Steel - Producers (0.83%)
United States Steel Corp                                               47,900                                    5,075
                                                                                                    -------------------

Telecommunication Services (0.18%)
Embarq Corp                                                            20,200                                    1,123
                                                                                                    -------------------

Telephone - Integrated (6.77%)
AT&T Inc                                                              403,500                                   17,072
Deutsche Telekom AG ADR (a)                                            26,500                                      520
France Telecom SA ADR                                                  21,200                                      709
Sprint Nextel Corp                                                    141,000                                    2,679
Telstra Corp Ltd ADR (a)                                               54,800                                    1,055
Verizon Communications Inc                                            333,000                                   14,745
Windstream Corp                                                       332,707                                    4,698
                                                                                                    -------------------
                                                                                                                41,478
                                                                                                    -------------------
Television (0.46%)
CBS Corp                                                               89,400                                    2,816
                                                                                                    -------------------

Tobacco (0.80%)
Reynolds American Inc (a)                                              77,200                                    4,909
                                                                                                    -------------------

Transport - Rail (1.39%)
Norfolk Southern Corp (a)                                              70,400                                    3,655
Union Pacific Corp                                                     43,200                                    4,884
                                                                                                    -------------------
                                                                                                                 8,539
                                                                                                    -------------------
Transport - Services (0.57%)
FedEx Corp                                                             33,200                                    3,478
                                                                                                    -------------------

Wireless Equipment (2.30%)
Motorola Inc                                                          353,400                                    6,548
Nokia OYJ ADR                                                         199,200                                    7,556
                                                                                                    -------------------
                                                                                                                14,104
                                                                                                    -------------------
TOTAL COMMON STOCKS                                                                              $             584,024
                                                                                                    -------------------
                                                                   Principal
                                                                   Amount                             Value (000's)
                                                                    (000's)
BONDS (0.44%)
Electric - Integrated (0.01%)
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                          100                                      100
                                                                                                    -------------------

Medical - HMO (0.09%)
Aetna Inc
7.88%, 3/ 1/2011                                                          500                                      540
                                                                                                    -------------------

Rental - Auto & Equipment (0.16%)
Erac USA Finance Co
7.35%, 6/15/2008 (e)                                                    1,000                                    1,011
                                                                                                    -------------------


Telecommunication Services (0.18%)
TELUS Corp
8.00%, 6/ 1/2011                                                        1,000                                    1,082
                                                                                                    -------------------
TOTAL BONDS                                                                                      $               2,733
                                                                                                    -------------------
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (0.01%)
Federal Home Loan Mortgage
Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030                                                           37                                       38
7.00%, 9/ 1/2030                                                           13                                       14
                                                                                                    -------------------
                                                                                                                    52
                                                                                                    -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                            $                  52
                                                                                                    -------------------
SHORT TERM INVESTMENTS (7.69%)
Money Market Funds (7.69%)
BNY Institutional Cash Reserve Fund (f)                                47,107                                   47,107
                                                                                                    -------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $              47,107

                                                                                                    -------------------
REPURCHASE AGREEMENTS (5.13%)
Money Center Banks (5.13%)
Investment in Joint Trading Account;
Bank of America Repurchase Agreement; 4.80% dated                      15,712                                   15,712
09/30/07 maturing
10/01/07 (collateralized by U.S. Government
Agency Issues; $16,183,000; 0% - 6.25%; dated
02/28/08-07/15/32)

Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement; 4.85% dated                        15,712                                   15,712
09/30/07 maturing 10/01/07
(collateralized by U.S. Government Agency Issues;
$16,183,000; 0% - 6.25%; dated
02/28/08-07/15/32)
                                                                                                    -------------------

                                                                                                                31,424
                                                                                                    -------------------
TOTAL REPURCHASE AGREEMENTS                                                                      $              31,424
                                                                                                    -------------------
Total Investments                                                                                $             665,340
Liabilities in Excess of Other Assets, Net - (8.57)%                                                          (52,524)
                                                                                                    -------------------
TOTAL NET ASSETS - 100.00%                                                                       $             612,816
                                                                                                    ===================
                                                                                                    -------------------

                                                                                                    ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security is Illiquid

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,011 or 0.16% of net assets.


(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                               88,079
Unrealized Depreciation                                              (8,664)
                                                          -------------------
Net Unrealized Appreciation (Depreciation)                            79,415

Cost for federal income tax purposes                                 585,925
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Financial                                                             38.90%
Consumer, Non-cyclical                                                12.83%
Industrial                                                            12.58%
Communications                                                        12.40%
Technology                                                             8.51%
Energy                                                                 8.20%
Consumer, Cyclical                                                     6.12%
Utilities                                                              4.78%
Basic Materials                                                        4.24%
Government                                                             0.01%
Liabilities in Excess of Other Assets, Net                          (-8.57%)
                                                          -------------------
TOTAL NET ASSETS                                                     100.00%
                                                          ===================


Schedule of Investments

September 30, 2007 (unaudited)
Equity Value Account

                                                              Shares                             Value (000's)
                                                                 Held
COMMON STOCKS (95.28%)
Aerospace & Defense (0.92%)
Northrop Grumman Corp                                                770                    $                  60
                                                                                               -------------------

Apparel Manufacturers (0.55%)
VF Corp                                                              440                                       35
                                                                                               -------------------

Applications Software (1.55%)
Microsoft Corp                                                     3,420                                      101
                                                                                               -------------------

Beverages - Non-Alcoholic (2.12%)
Coca-Cola Co/The                                                   1,410                                       81
Pepsi Bottling Group Inc                                           1,530                                       57
                                                                                               -------------------
                                                                                                              138
                                                                                               -------------------
Chemicals - Diversified (2.14%)
EI Du Pont de Nemours & Co                                         1,220                                       60
PPG Industries Inc                                                 1,040                                       79
                                                                                               -------------------
                                                                                                              139
                                                                                               -------------------
Commercial Services - Finance (0.51%)
H&R Block Inc (a)                                                  1,580                                       33
                                                                                               -------------------

Computers (2.61%)
Hewlett-Packard Co                                                 1,820                                       91
International Business Machines Corp (a)                             670                                       79
                                                                                               -------------------
                                                                                                              170
                                                                                               -------------------
Data Processing & Management (0.39%)
Fiserv Inc (b)                                                       500                                       25
                                                                                               -------------------

Diversified Manufacturing Operations (5.14%)
Dover Corp                                                           890                                       45
General Electric Co                                                3,730                                      155
Ingersoll-Rand Co Ltd                                              1,070                                       58
Parker Hannifin Corp                                                 420                                       47
Tyco International Ltd                                               670                                       30
                                                                                               -------------------
                                                                                                              335
                                                                                               -------------------
Electric - Integrated (2.66%)
Exelon Corp                                                        1,250                                       94
PPL Corp                                                           1,710                                       79
                                                                                               -------------------
                                                                                                              173
                                                                                               -------------------
Electronic Components - Miscellaneous (0.36%)
Tyco Electronics Ltd                                                 670                                       24
                                                                                               -------------------

Electronic Components - Semiconductors (0.48%)
Intel Corp                                                         1,200                                       31
                                                                                               -------------------

Enterprise Software & Services (0.71%)
Oracle Corp (b)                                                    2,120                                       46
                                                                                               -------------------


Fiduciary Banks (0.96%)
Bank of New York Mellon Corp/The                                   1,420                                       63
                                                                                               -------------------

Finance - Credit Card (0.25%)
Discover Financial Services                                          780                                       16
                                                                                               -------------------

Finance - Investment Banker & Broker (9.57%)
Citigroup Inc                                                      6,260                                      292
JPMorgan Chase & Co                                                3,350                                      154
Merrill Lynch & Co Inc                                             1,290                                       92
Morgan Stanley                                                     1,350                                       85
                                                                                               -------------------
                                                                                                              623
                                                                                               -------------------
Finance - Mortgage Loan/Banker (2.36%)
Countrywide Financial Corp (a)                                       370                                        7
Freddie Mac                                                        2,480                                      146
                                                                                               -------------------
                                                                                                              153
                                                                                               -------------------
Financial Guarantee Insurance (0.48%)
MGIC Investment Corp (a)                                             970                                       31
                                                                                               -------------------

Food - Miscellaneous/Diversified (1.09%)
Unilever NV                                                        2,300                                       71
                                                                                               -------------------

Food - Retail (0.63%)
Kroger Co/The                                                      1,430                                       41
                                                                                               -------------------

Forestry (1.03%)
Weyerhaeuser Co                                                      930                                       67
                                                                                               -------------------

Home Decoration Products (0.69%)
Newell Rubbermaid Inc                                              1,550                                       45
                                                                                               -------------------

Independent Power Producer (0.20%)
NRG Energy Inc (b)                                                   310                                       13
                                                                                               -------------------

Insurance Brokers (0.49%)
Marsh & McLennan Cos Inc                                           1,240                                       32
                                                                                               -------------------

Life & Health Insurance (0.58%)
Torchmark Corp                                                       610                                       38
                                                                                               -------------------

Machinery - Construction & Mining (0.63%)
Caterpillar Inc                                                      520                                       41
                                                                                               -------------------

Machinery - Farm (0.55%)
Deere & Co                                                           240                                       36
                                                                                               -------------------

Medical - Biomedical/Gene (0.54%)
Amgen Inc (b)                                                        620                                       35
                                                                                               -------------------

Medical - Drugs (5.64%)
Abbott Laboratories                                                1,670                                       90
Eli Lilly & Co                                                       770                                       44
Merck & Co Inc                                                       900                                       46
Pfizer Inc                                                         4,750                                      116
Wyeth                                                              1,600                                       71
                                                                                               -------------------
                                                                                                              367
                                                                                               -------------------

Medical Instruments (0.50%)
Medtronic Inc                                                        580                                       33
                                                                                               -------------------

Medical Laboratory & Testing Service (0.31%)
Quest Diagnostics Inc                                                350                                       20
                                                                                               -------------------

Medical Products (1.88%)
Johnson & Johnson                                                  1,860                                      122
                                                                                               -------------------

Multi-Line Insurance (5.09%)
Allstate Corp/The                                                  1,290                                       74
American International Group Inc                                   2,050                                      139
Hartford Financial Services Group Inc                                780                                       72
Loews Corp                                                           960                                       46
                                                                                               -------------------
                                                                                                              331
                                                                                               -------------------
Multimedia (2.21%)
Time Warner Inc                                                    5,070                                       93
Viacom Inc (b)                                                     1,300                                       51
                                                                                               -------------------
                                                                                                              144
                                                                                               -------------------
Non-Hazardous Waste Disposal (0.60%)
Waste Management Inc                                               1,030                                       39
                                                                                               -------------------

Office Automation & Equipment (0.58%)
Xerox Corp (b)                                                     2,170                                       38
                                                                                               -------------------

Office Supplies & Forms (0.23%)
Avery Dennison Corp                                                  260                                       15
                                                                                               -------------------

Oil Company - Exploration & Production (0.42%)
Devon Energy Corp                                                    330                                       27
                                                                                               -------------------

Oil Company - Integrated (13.50%)
Chevron Corp                                                       2,250                                      210
ConocoPhillips                                                     1,630                                      143
Exxon Mobil Corp                                                   3,620                                      335
Royal Dutch Shell PLC ADR                                          2,310                                      190
                                                                                               -------------------
                                                                                                              878

                                                                                               -------------------
Oil Field Machinery & Equipment (0.51%)
National Oilwell Varco Inc (b)                                       230                                       33
                                                                                               -------------------

Printing - Commercial (0.60%)
RR Donnelley & Sons Co                                             1,060                                       39
                                                                                               -------------------

Publishing - Newspapers (0.97%)
Gannett Co Inc                                                     1,440                                       63
                                                                                               -------------------

Regional Banks (9.35%)
Bank of America Corp (c)                                           4,350                                      219
National City Corp                                                 1,080                                       27
PNC Financial Services Group Inc                                     580                                       39
US Bancorp                                                         2,550                                       83
Wachovia Corp                                                      1,990                                      100
Wells Fargo & Co                                                   3,940                                      140
                                                                                               -------------------
                                                                                                              608
                                                                                               -------------------
Retail - Apparel & Shoe (0.55%)
Gap Inc/The                                                        1,950                                       36
                                                                                               -------------------

Retail - Building Products (0.29%)
Home Depot Inc                                                       590                                       19
                                                                                               -------------------

Retail - Consumer Electronics (0.60%)
Best Buy Co Inc                                                      850                                       39
                                                                                               -------------------

Retail - Discount (0.99%)
Wal-Mart Stores Inc                                                1,480                                       65
                                                                                               -------------------

Retail - Office Supplies (0.53%)
Staples Inc                                                        1,620                                       35
                                                                                               -------------------

Retail - Regional Department Store (0.26%)
Kohl's Corp (b)                                                      290                                       17
                                                                                               -------------------

Retail - Restaurants (0.74%)
McDonald's Corp                                                      880                                       48
                                                                                               -------------------

Savings & Loans - Thrifts (0.99%)
Washington Mutual Inc                                              1,820                                       64
                                                                                               -------------------

Semiconductor Equipment (0.36%)
Applied Materials Inc                                              1,130                                       23
                                                                                               -------------------

Steel - Producers (0.55%)
Nucor Corp                                                           600                                       36
                                                                                               -------------------

Telephone - Integrated (5.45%)
AT&T Inc (c)                                                       4,780                                      202
Sprint Nextel Corp                                                 2,900                                       55
Verizon Communications Inc                                         2,190                                       97
                                                                                               -------------------
                                                                                                              354
                                                                                               -------------------
Tobacco (1.15%)
Altria Group Inc                                                   1,080                                       75
                                                                                               -------------------

Wireless Equipment (0.24%)
Motorola Inc                                                         850                                       16
                                                                                               -------------------
TOTAL COMMON STOCKS                                                                         $               6,199
                                                                                               -------------------
                                                              Principal
                                                              Amount                             Value (000's)
                                                               (000's)
SHORT TERM INVESTMENTS (2.38%)
Money Market Funds (2.38%)
BNY Institutional Cash Reserve Fund (d)                              155                                      155
                                                                                               -------------------
TOTAL SHORT TERM INVESTMENTS                                                                $                 155
                                                                                               -------------------
Total Investments                                                                           $               6,354
Other Assets in Excess of Liabilities, Net - 2.34%                                                            152
                                                                                               -------------------
TOTAL NET ASSETS - 100.00%                                                                  $               6,506
                                                                                               ===================
                                                                                               -------------------

                                                                                               ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $137 or 2.10% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $                 997
Unrealized Depreciation                                              (155)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                             842
Cost for federal income tax purposes                                 5,512
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                                                Current                  Unrealized
                                                   Number of    Original        Market                 Appreciation/
Type                                               Contracts      Value          Value                 (Depreciation)
-------------------------------------------------- ---------- -------------------------------------- -------------------
Buy:
S&P 500 EMINI; December 2007                           2            $149         $154                            5
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------------------
Sector                                                    Percent
------------------------------------------------------------------
Financial                                                  32.50%
Consumer, Non-cyclical                                     15.20%
Energy                                                     14.44%
Communications                                              8.86%
Industrial                                                  8.20%
Technology                                                  6.67%
Consumer, Cyclical                                          5.20%
Basic Materials                                             3.72%
Utilities                                                   2.87%
Other Assets in Excess of Liabilities, Net                  2.34%
                                               -------------------
TOTAL NET ASSETS                                          100.00%
                                               ===================

Other Assets Summary (unaudited)
------------------------------------------------------
Asset Type                                    Percent
------------------------------------------------------
Futures                                         2.36%


Schedule of Investments

September 30, 2007 (unaudited)
Government & High Quality Bond Account
                                                                    Principal
                                                                    Amount                             Value (000's)
                                                                     (000's)
BONDS (62.09%)
Asset Backed Securities (5.04%)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.42%, 9/25/2033 (a)                                             $         201                    $                 197
5.36%, 12/25/2033 (a)(b)                                                   319                                      317
Countrywide Asset-Backed Certificates
5.30%, 6/25/2037 (a)(b)                                                  1,500                                    1,418
Credit-Based Asset Servicing and Securities
5.30%, 3/25/2036 (a)(b)                                                  1,500                                    1,473
Long Beach Mortgage Loan Trust
5.24%, 10/25/2036 (a)(b)                                                 4,000                                    3,933
Popular ABS Mortgage Pass-Through Trust
5.39%, 9/25/2035 (a)                                                       878                                      877
Saxon Asset Securities Trust
5.29%, 3/25/2036 (a)(b)                                                  4,000                                    3,874
Structured Asset Investment Loan Trust
5.35%, 1/25/2036 (a)(b)                                                  1,500                                    1,475
Swift Master Auto Receivables Trust
5.85%, 6/15/2012 (a)(b)                                                  2,250                                    2,193
                                                                                                     -------------------
                                                                                                                 15,757

                                                                                                     -------------------
Automobile Sequential (1.62%)
Capital Auto Receivables Asset Trust
5.90%, 11/15/2008 (a)(b)                                                 1,285                                    1,285
5.78%, 10/15/2009 (a)(b)                                                 2,250                                    2,243
WFS Financial Owner Trust
3.93%, 2/17/2012 (b)                                                     1,539                                    1,527
                                                                                                     -------------------
                                                                                                                  5,055
                                                                                                     -------------------
Credit Card Asset Backed Securities (0.70%)
Discover Card Master Trust I
5.77%, 5/15/2011 (a)                                                     2,200                                    2,195
                                                                                                     -------------------

Finance - Mortgage Loan/Banker (25.91%)
Fannie Mae
5.25%, 8/ 1/2012 (c)(d)                                                  8,950                                    9,133
5.43%, 10/25/2018 (a)(b)                                                   808                                      812
5.00%, 8/25/2026                                                         2,226                                    2,227
6.63%, 11/15/2030 (d)                                                      550                                      648
5.33%, 4/25/2034 (a)                                                     4,930                                    4,931
0.34%, 3/25/2036                                                        22,884                                      322
6.50%, 2/25/2047 (e)                                                     2,000                                    2,070
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                         3,250                                    3,308
5.34%, 4/25/2012                                                         3,500                                    3,539
5.41%, 5/25/2035 (a)                                                     1,630                                    1,645
5.28%, 9/25/2035 (a)                                                     1,829                                    1,822
Fannie Mae Whole Loan
5.28%, 5/25/2035 (a)                                                     1,904                                    1,892
Federal Home Loan Bank System
5.46%, 11/27/2015 (e)                                                    2,231                                    2,211
Freddie Mac
4.13%, 7/12/2010                                                         1,200                                    1,191
4.88%, 11/15/2013                                                        3,200                                    3,219

Finance - Mortgage Loan/Banker
Freddie Mac (continued)
5.75%, 6/27/2016 (d)                                                     1,900                                    1,978
4.50%, 7/15/2017                                                         4,800                                    4,691
6.05%, 6/15/2018 (a)                                                     3,328                                    3,337
6.15%, 7/15/2023 (a)                                                     4,768                                    4,747
5.95%, 4/15/2030 (a)                                                     4,382                                    4,384
5.50%, 9/15/2031 (a)                                                     1,075                                    1,041
Ginnie Mae
1.79%, 10/16/2012 (a)                                                   78,550                                    2,786
3.89%, 7/16/2026                                                         1,273                                    1,242
5.08%, 1/16/2030 (a)                                                     1,207                                    1,204
3.96%, 6/16/2031                                                         1,868                                    1,816
4.26%, 2/16/2032                                                         1,823                                    1,786
0.94%, 6/17/2045 (a)                                                    27,380                                    1,396
0.59%, 11/16/2045                                                        3,226                                      173
1.13%, 5/16/2046 (a)                                                     8,511                                      488
1.06%, 10/16/2046                                                       12,399                                      821
1.12%, 2/16/2047 (a)                                                    14,970                                      911
SLM Student Loan Trust
5.45%, 10/25/2016 (a)                                                    5,183                                    5,187
5.88%, 9/17/2018 (a)                                                     3,990                                    4,005
                                                                                                     -------------------
                                                                                                                 80,963

                                                                                                     -------------------
Home Equity - Other (5.02%)
ACE Securities Corp
5.34%, 9/25/2035 (a)(b)                                                  1,194                                    1,190
American Home Mortgage Investment Trust
5.32%, 11/25/2030 (a)(b)                                                 1,885                                    1,870
Asset Backed Securities Corp Home Equity
5.23%, 7/25/2036 (a)(b)                                                  2,900                                    2,869
First NLC Trust
5.36%, 5/25/2035 (a)                                                     1,123                                    1,105
JP Morgan Mortgage Acquisition Corp
5.39%, 7/25/2035 (a)(b)                                                  2,014                                    1,991
Morgan Stanley Home Equity Loans
5.30%, 2/25/2036 (a)(b)                                                  4,750                                    4,584
Nomura Home Equity Loan Inc
5.35%, 5/25/2035 (a)(b)                                                     87                                       87
Soundview Home Equity Loan Trust
5.22%, 7/25/2036 (a)                                                     2,000                                    1,987
                                                                                                     -------------------
                                                                                                                 15,683
                                                                                                     -------------------
Mortgage Backed Securities (22.92%)
Banc of America Commercial Mortgage Inc
4.73%, 7/10/2043 (a)                                                     2,500                                    2,350
Banc of America Funding Corp
5.58%, 7/20/2036 (a)(b)                                                  1,859                                    1,852
5.78%, 7/20/2036 (a)(b)                                                  1,251                                    1,220
Banc of America Mortgage Securities Inc
6.00%, 9/25/2037                                                         1,857                                    1,843
Bear Stearns Alt-A Trust
5.30%, 4/25/2037 (a)(b)                                                    871                                      862
Bear Stearns Mortgage Funding Trust
5.34%, 7/25/2036 (a)(b)(e)                                                 929                                      897
Chase Mortgage Finance Corp
4.55%, 7/25/2037 (a)(b)(e)                                               2,739                                    2,718
Commercial Mortgage Pass Through Certificates
0.05%, 12/10/2046 (a)                                                   20,464                                      253
Credit Suisse Mortgage Capital Certificates
5.81%, 9/15/2039 (e)                                                     2,000                                    2,006

Mortgage Backed Securities
Credit Suisse Mortgage Capital Certificates (continued)
0.08%, 12/15/2039                                                       13,263                                      228
CS First Boston Mortgage Securities Corp
0.60%, 11/15/2036 (a)(f)                                                10,598                                      429
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)                                                     2,800                                    2,752
5.51%, 11/10/2045 (a)                                                    3,500                                    3,487
G-Force LLC
5.43%, 12/25/2039 (a)(f)                                                 2,300                                    2,300
Greenwich Capital Commercial Funding Corp
5.22%, 4/10/2037                                                         3,500                                    3,450
0.51%, 3/10/2039 (a)(f)                                                 44,080                                    1,002
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                       23,868                                      976
Impac CMB Trust
5.44%, 4/25/2035 (a)                                                       967                                      952
Impac Secured Assets CMN Owner Trust
5.40%, 12/25/2031 (a)                                                      243                                      247
JP Morgan Chase Commercial Mortgage Securities
0.47%, 9/12/2037 (a)                                                    64,671                                      875
6.01%, 6/15/2049 (a)                                                     2,900                                    2,907
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)                                                    2,250                                    2,225
5.30%, 4/25/2036 (a)                                                     1,020                                    1,022
5.82%, 6/25/2036 (a)                                                     1,346                                    1,376
5.95%, 8/25/2036 (a)                                                     1,825                                    1,846
6.00%, 8/25/2036 (a)                                                     2,200                                    2,185
5.57%, 10/25/2036 (a)                                                    3,700                                    3,621
5.87%, 1/25/2037                                                         3,555                                    3,563
LB-UBS Commercial Mortgage Trust
0.07%, 11/15/2038 (a)(f)                                                10,412                                      180
0.91%, 11/15/2038 (a)(f)                                                17,398                                      789
0.07%, 2/15/2040 (a)(f)                                                  5,941                                       70
0.68%, 2/15/2040 (a)                                                     7,448                                      246
0.93%, 7/15/2040 (a)                                                    80,024                                    2,159
Merrill Lynch Mortgage Trust
0.73%, 5/12/2043                                                        36,898                                      868
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.73%, 8/12/2048 (a)                                                    26,920                                    1,069
0.06%, 12/12/2049 (a)                                                   39,846                                      588
Morgan Stanley Capital I
0.53%, 8/13/2042                                                       133,423                                    2,378
0.04%, 12/15/2043 (a)(f)                                                21,404                                      284
5.81%, 4/12/2049 (a)                                                     2,900                                    2,908
Residential Accredit Loans Inc
5.28%, 2/25/2037 (a)(b)(e)                                               2,021                                    2,004
5.32%, 7/25/2037 (a)(b)(e)                                               2,000                                    1,940
Wachovia Bank Commercial Mortgage Trust
0.80%, 5/15/2044 (a)(f)                                                 73,667                                    1,617
6.10%, 2/15/2051 (a)                                                     1,925                                    1,977
Washington Mutual Alternative Mortgage
5.41%, 6/25/2046 (a)(b)                                                  3,201                                    3,102
                                                                                                     -------------------
                                                                                                                 71,623
                                                                                                     -------------------
Mortgage Securities (0.88%)
Ginnie Mae
4.51%, 10/16/2028 (a)                                                    1,879                                    1,855

Mortgage Securities
Ginnie Mae (continued)
0.85%, 3/16/2047 (a)                                                    14,437                                      904
                                                                                                     -------------------
                                                                                                                  2,759
                                                                                                     -------------------
TOTAL BONDS                                                                                       $             194,035
                                                                                                     -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (71.25%)
Federal Home Loan Mortgage Corporation (FHLMC) (24.00%)
4.50%, 10/ 1/2022 (g)                                                    1,000                                      963
5.00%, 10/ 1/2022 (g)                                                    2,745                                    2,690
5.00%, 10/ 1/2025                                                        3,335                                    3,224
5.00%, 10/ 1/2037 (g)                                                   17,540                                   16,729
5.50%, 10/ 1/2037 (g)                                                    8,155                                    7,984
6.00%, 10/ 1/2037 (g)                                                    8,735                                    8,743
5.50%, 11/ 1/2037 (g)(h)                                                 1,000                                      979
6.00%, 1/ 1/2009                                                            45                                       45
6.00%, 2/ 1/2009                                                             4                                        4
6.00%, 7/ 1/2009                                                            86                                       87
6.50%, 6/ 1/2017                                                           513                                      526
6.00%, 7/ 1/2017                                                           269                                      273
5.50%, 4/ 1/2018                                                           746                                      746
6.50%, 6/ 1/2018                                                            34                                       35
6.50%, 8/ 1/2021                                                            41                                       42
7.00%, 9/ 1/2023                                                            59                                       61
6.00%, 12/ 1/2023                                                           66                                       66
7.00%, 12/ 1/2023                                                           33                                       34
7.00%, 1/ 1/2024                                                            31                                       32
5.50%, 2/ 1/2024                                                            81                                       80
5.50%, 3/ 1/2024                                                            51                                       50
6.50%, 4/ 1/2024                                                            46                                       47
6.00%, 8/ 1/2025                                                            52                                       53
6.00%, 1/ 1/2026                                                            23                                       23
6.50%, 4/ 1/2026                                                            39                                       40
6.50%, 5/ 1/2026                                                            82                                       84
7.00%, 9/ 1/2027                                                            39                                       41
6.50%, 12/ 1/2027                                                           34                                       35
6.50%, 1/ 1/2028                                                            30                                       30
7.00%, 2/ 1/2028                                                            10                                       11
6.50%, 3/ 1/2028                                                            34                                       35
7.00%, 4/ 1/2028                                                           175                                      182
7.00%, 5/ 1/2028                                                            27                                       28
7.00%, 8/ 1/2028                                                            58                                       61
6.50%, 9/ 1/2028                                                            74                                       75
6.50%, 10/ 1/2028                                                          194                                      199
6.50%, 11/ 1/2028                                                           49                                       50
6.50%, 12/ 1/2028                                                          102                                      105
7.50%, 10/ 1/2030                                                           92                                       96
8.00%, 10/ 1/2030                                                          112                                      119
7.50%, 2/ 1/2031                                                           107                                      112
6.50%, 7/ 1/2031                                                           149                                      152
6.50%, 8/ 1/2031                                                            52                                       53
6.50%, 10/ 1/2031                                                           51                                       53
7.00%, 10/ 1/2031                                                           86                                       89
6.00%, 12/ 1/2031                                                          272                                      274
6.50%, 12/ 1/2031                                                          219                                      225
6.50%, 2/ 1/2032                                                           212                                      217
6.50%, 5/ 1/2032                                                           456                                      467
6.50%, 8/ 1/2032                                                         1,861                                    1,905
5.00%, 12/ 1/2032                                                        1,507                                    1,444
5.50%, 3/ 1/2033                                                         2,752                                    2,702

Federal Home Loan Mortgage Corporation (FHLMC)
5.00%, 6/ 1/2033                                                         4,696                                    4,495
5.00%, 7/ 1/2035                                                           418                                      399
5.00%, 10/ 1/2035                                                          837                                      800
6.00%, 8/ 1/2036                                                         3,093                                    3,097
6.50%, 11/ 1/2036                                                          946                                      963
6.00%, 4/ 1/2037                                                         3,853                                    3,858
6.26%, 9/ 1/2032 (a)                                                       177                                      179
5.69%, 9/ 1/2033 (a)                                                       223                                      227
5.94%, 2/ 1/2034 (a)                                                       529                                      536
4.68%, 8/ 1/2035 (a)                                                     1,419                                    1,412
6.56%, 7/ 1/2036 (a)                                                     2,136                                    2,178
6.51%, 10/ 1/2036 (a)                                                      972                                      991
6.51%, 1/ 1/2037 (a)                                                     1,576                                    1,606
6.56%, 1/ 1/2037 (a)                                                     1,513                                    1,541
6.60%, 5/ 1/2037                                                           314                                      319
                                                                                                     -------------------
                                                                                                                 75,001
                                                                                                     -------------------
Federal National Mortgage Association (FNMA) (23.37%)
4.50%, 10/ 1/2022 (g)                                                      795                                      765
5.00%, 10/ 1/2037 (g)                                                    2,620                                    2,499
5.50%, 10/ 1/2037 (g)                                                   15,410                                   15,092
6.00%, 10/ 1/2037 (g)                                                    8,615                                    8,626
7.00%, 10/ 1/2037 (g)                                                      515                                      531
6.00%, 11/ 1/2037 (g)(h)                                                 4,625                                    4,626
6.50%, 11/ 1/2037 (g)(h)                                                 2,975                                    3,026
6.00%, 2/ 1/2009                                                            39                                       39
6.50%, 6/ 1/2016                                                           214                                      219
6.00%, 8/ 1/2016                                                           329                                      334
5.50%, 8/ 1/2017                                                           714                                      714
6.50%, 8/ 1/2017                                                           373                                      382
5.00%, 1/ 1/2018                                                         2,042                                    2,009
5.50%, 1/ 1/2018                                                         1,230                                    1,231
5.50%, 7/ 1/2019                                                           391                                      390
5.50%, 8/ 1/2019                                                         1,108                                    1,107
5.50%, 9/ 1/2019                                                           593                                      592
5.50%, 10/ 1/2019                                                          197                                      197
4.50%, 12/ 1/2019                                                          602                                      580
4.50%, 1/ 1/2020                                                         1,889                                    1,820
7.50%, 4/ 1/2022                                                            35                                       37
6.00%, 6/ 1/2022                                                           314                                      317
6.00%, 11/ 1/2023                                                           37                                       37
6.50%, 11/ 1/2023                                                          108                                      111
5.50%, 5/ 1/2024                                                           243                                      240
6.50%, 5/ 1/2024                                                            77                                       79
6.50%, 7/ 1/2025                                                            19                                       20
6.50%, 8/ 1/2025                                                           107                                      110
6.50%, 2/ 1/2026                                                            27                                       28
6.00%, 3/ 1/2026                                                            11                                       11
6.50%, 3/ 1/2026                                                            18                                       18
6.50%, 5/ 1/2026                                                            38                                       39
6.50%, 6/ 1/2026                                                            16                                       16
7.00%, 1/ 1/2027                                                            22                                       23
7.50%, 7/ 1/2027                                                            15                                       16
7.00%, 11/ 1/2027                                                           15                                       16
6.50%, 7/ 1/2028                                                            24                                       24
6.50%, 9/ 1/2028                                                            26                                       27
6.00%, 11/ 1/2028                                                          195                                      197
7.00%, 10/ 1/2029                                                          170                                      177
7.00%, 6/ 1/2030                                                            30                                       32

Federal National Mortgage Association (FNMA)
8.00%, 6/ 1/2030                                                            13                                       14
7.00%, 5/ 1/2031                                                           136                                      142
7.50%, 5/ 1/2031                                                           151                                      158
6.50%, 9/ 1/2031                                                           348                                      357
6.00%, 12/ 1/2031                                                          213                                      215
4.62%, 12/ 1/2032 (a)                                                      878                                      882
6.00%, 1/ 1/2033                                                           787                                      791
5.50%, 9/ 1/2033                                                         8,326                                    8,179
5.14%, 12/ 1/2033 (a)                                                    1,333                                    1,326
5.70%, 7/ 1/2034 (a)                                                       320                                      326
4.88%, 9/ 1/2034 (a)                                                     2,930                                    2,932
4.71%, 2/ 1/2035 (a)                                                     2,662                                    2,617
4.72%, 4/ 1/2035 (a)                                                     2,261                                    2,236
5.00%, 7/ 1/2035                                                           124                                      119
5.09%, 8/ 1/2035 (a)                                                     3,602                                    3,591
5.73%, 2/ 1/2036 (a)                                                       488                                      486
5.79%, 6/ 1/2036 (a)(e)                                                    265                                      265
6.50%, 8/ 1/2036                                                           815                                      830
6.50%, 12/ 1/2036                                                        1,186                                    1,208
                                                                                                     -------------------
                                                                                                                 73,028
                                                                                                     -------------------
Government National Mortgage Association (GNMA) (3.68%)
5.00%, 9/15/2033                                                            60                                       58
5.50%, 11/15/2033                                                          368                                      363
5.50%, 10/ 1/2037 (g)                                                    3,155                                    3,111
7.00%, 1/15/2024                                                            18                                       19
7.00%, 12/15/2027                                                           41                                       43
7.00%, 3/15/2028                                                           281                                      294
7.00%, 5/15/2028                                                           134                                      140
7.00%, 5/15/2031                                                            62                                       65
7.00%, 9/15/2031                                                           202                                      211
7.00%, 6/15/2032                                                           593                                      621
5.00%, 2/15/2034                                                         3,113                                    3,018
6.00%, 5/20/2024                                                           176                                      178
6.00%, 6/20/2024                                                           286                                      288
6.00%, 11/20/2025                                                           45                                       45
6.50%, 12/20/2025                                                           41                                       42
6.50%, 1/20/2026                                                            99                                      101
6.00%, 2/20/2026                                                            33                                       33
6.50%, 2/20/2026                                                            67                                       68
6.00%, 4/20/2026                                                            53                                       54
6.00%, 5/20/2026                                                            22                                       22
6.00%, 6/20/2026                                                            65                                       65
6.00%, 7/20/2026                                                            21                                       21
6.00%, 9/20/2026                                                            46                                       46
6.00%, 3/20/2027                                                           150                                      151
6.00%, 1/20/2028                                                            52                                       53
6.00%, 3/20/2028                                                            24                                       24
6.00%, 6/20/2028                                                           131                                      132
6.00%, 7/20/2028                                                            88                                       89
6.00%, 3/20/2029                                                           154                                      155
6.00%, 7/20/2029                                                           174                                      176
5.50%, 5/20/2035                                                         1,854                                    1,823
                                                                                                     -------------------
                                                                                                                 11,509
                                                                                                     -------------------
U.S. Treasury (12.56%)
4.13%, 8/15/2010 (d)                                                    11,000                                   11,036
4.25%, 10/15/2010 (d)                                                    5,850                                    5,887
4.63%, 7/31/2012 (d)                                                     7,050                                    7,173
4.25%, 8/15/2014 (d)                                                     4,000                                    3,972

U.S. Treasury
4.13%, 5/15/2015 (d)                                                     4,500                                    4,405
6.88%, 8/15/2025 (d)                                                     5,500                                    6,784
                                                                                                     -------------------
                                                                                                                 39,257
                                                                                                     -------------------
U.S. Treasury Inflation-Indexed Obligations (5.08%)
3.88%, 1/15/2009 (d)                                                     6,351                                    6,480
3.00%, 7/15/2012 (d)                                                     9,036                                    9,405
                                                                                                     -------------------
                                                                                                                 15,885
                                                                                                     -------------------
U.S. Treasury Strip (2.56%)
0.00%, 11/15/2015 (d)(i)                                                 1,750                                    1,208
0.00%, 5/15/2020 (d)(i)                                                 10,500                                    5,643
0.00%, 11/15/2021 (d)(i)                                                 2,300                                    1,139
                                                                                                     -------------------
                                                                                                                  7,990
                                                                                                     -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                             $             222,670
                                                                                                     -------------------
SHORT TERM INVESTMENTS (6.53%)
Commercial Paper (0.32%)
Societe Generale North America Inc
5.10%, 10/ 1/2007 (b)                                                    1,000                                    1,000
                                                                                                     -------------------

Money Market Funds (6.21%)
BNY Institutional Cash Reserve Fund (b)                                 19,411                                   19,411
                                                                                                     -------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $              20,411
                                                                                                     -------------------
REPURCHASE AGREEMENTS (5.08%)
Money Center Banks (5.08%)
Investment in Joint Trading Account; Bank of
America Repurchase Agreement; 4.80% dated                                7,933                                    7,933
09/30/07 maturing
10/01/07 (collateralized by U.S. Government Agency
Issues; $8,171,000; 0% - 6.25%; dated
02/28/08-07/15/32)

Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement; 4.85% dated                          7,933                                    7,933
09/30/07 maturing 10/01/07
(collateralized by U.S. Government Agency Issues;
$8,171,000; 0% - 6.25%; dated
02/28/08-07/15/32)
                                                                                                     -------------------

                                                                                                                 15,866
                                                                                                     -------------------
TOTAL REPURCHASE AGREEMENTS                                                                       $              15,866
                                                                                                     -------------------
Total Investments                                                                                 $             452,982
Liabilities in Excess of Other Assets, Net - (44.95)%                                                         (140,472)
                                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                                        $             312,510
                                                                                                     ===================
                                                                                                     -------------------

                                                                                                     ===================

(a)  Variable Rate

(b)  Security was purchased with the cash proceeds from securities loans.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $408 or 0.13% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $14,111 or 4.52% of net assets.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,671 or 2.13% of net assets.


(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.

(h)  Security purchased on a when-issued basis.

(i)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $         1,770
Unrealized Depreciation                                           (4,476)
                                                             -------------
Net Unrealized Appreciation (Depreciation)                        (2,706)
Cost for federal income tax purposes                              455,652
All dollar amounts are shown in thousands (000's)



                                Options/Swaptions
                                                                     Exercise          Expiration
Description                                               Contracts      Rate               Month          U.S. $ Value
--------------------------------------------------------- ---------- --------- ------------------- ---------------------
Written Put - OTC 10 Year Interest
Rate Swap; pay floating rate based
on month LIBOR; with Lehman Brothers                    45,500,000     5.78  %       11/19/2007       $          (36)
                                                                                                          --------------

                                                                                                          --------------
                                                                                                          --------------
 (Premiums received $86)                                                                                $          (36)
                                                                                                          --------------
All dollar amounts are shown in thousands (000's)


                          Interest Rate Swap Agreements
                                                                                                                      Unrealized
                                                                                                 Notional           Appreciation/
Description                                                                                       Amount            (Depreciation)
-------------------------------------------------------- -------------------------------------- ------- ----- -------------------
Receive semi-annually a fixed rate of 4.855% and pay quarterly a floating rate based on
3-month LIBOR to Lehman                                                                      $  11,000     $           32
Brothers. Expires September 2009.


Receive semi-annually a fixed rate of 4.96750% and pay quarterly a floating rate based on
3-month LIBOR to Lehman                                                                      $   1,000                  3
Brothers. Expires September 2012.


Receive semi-annually a fixed rate of 5.6070% and pay quarterly a floating rate based on
3-month LIBOR to Deutsche                                                                    $   3,375                 79
Bank AG. Expires June 2037.


All dollar amounts are shown in thousands (000's)

                          Total Return Swap Agreements
                                                                                                                   Unrealized
                                                                                                    Notional     Appreciation/
Description                                                                                          Amount      (Depreciation)
--------------------------------------------------------------- ---------------------------------- ----------- -------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a
floating rate based on                                                                          $       1,850    $         14
1-month LIBOR less 10 basis points with Wachovia Bank.  Expires October 2007.


All dollar amounts are shown in thousands (000's)

                                Futures Contracts

                                                                                Current                  Unrealized
                                                      Number of    Original     Market                 Appreciation/
Type                                                  Contracts      Value       Value                 (Depreciation)
----------------------------------------------------- ---------- ----------------------------------- -------------------
Sell:
US 10YR NOTE; December 2007                              225         $24,909   $24,588                 321
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
---------------------------------------------- -------------------
Sector                                                    Percent
---------------------------------------------- -------------------
Mortgage Securities                                        91.35%
Government                                                 26.09%
Asset Backed Securities                                    15.90%
Financial                                                  11.61%
Liabilities in Excess of Other Assets, Net              (-44.95%)
                                               -------------------
TOTAL NET ASSETS                                          100.00%
                                               ===================

Other Assets Summary (unaudited)
---------------------------------------------- -------------------
Asset Type                                                Percent
---------------------------------------------- -------------------
Futures                                                     7.87%
Interest Rate Swaps                                         0.04%
Written Swaptions                                           0.01%
Total Return Swaps                                          0.00%






Schedule of Investments

September 30, 2007 (unaudited)
Growth Account

                                                                 Shares                             Value (000's)
                                                                    Held
COMMON STOCKS (98.25%)
Aerospace & Defense Equipment (1.88%)
United Technologies Corp                                            110,300                    $               8,877
                                                                                                  -------------------

Agricultural Chemicals (4.74%)
Monsanto Co                                                         122,558                                   10,508
Potash Corp of Saskatchewan                                         112,900                                   11,934
                                                                                                  -------------------
                                                                                                              22,442
                                                                                                  -------------------
Airlines (1.81%)
UAL Corp (a)(b)                                                     183,616                                    8,544
                                                                                                  -------------------

Apparel Manufacturers (2.48%)
Guess ? Inc                                                         123,660                                    6,063
Polo Ralph Lauren Corp                                               72,900                                    5,668
                                                                                                  -------------------
                                                                                                              11,731
                                                                                                  -------------------
Applications Software (2.95%)
Microsoft Corp (a)                                                  474,400                                   13,976
                                                                                                  -------------------

Beverages - Non-Alcoholic (4.03%)
Coca-Cola Co/The                                                    332,233                                   19,093
                                                                                                  -------------------

Cellular Telecommunications (1.45%)
NII Holdings Inc (a)(b)                                              83,500                                    6,859
                                                                                                  -------------------

Computer Services (1.94%)
Cognizant Technology Solutions Corp (b)                             115,300                                    9,197
                                                                                                  -------------------

Computers (8.82%)
Apple Inc (b)                                                       122,822                                   18,858
Dell Inc (b)                                                        158,510                                    4,375
Hewlett-Packard Co                                                  272,400                                   13,563
Research In Motion Ltd (b)                                           50,241                                    4,951
                                                                                                  -------------------
                                                                                                              41,747
                                                                                                  -------------------
Computers - Memory Devices (1.33%)
SanDisk Corp (a)(b)                                                 114,300                                    6,298
                                                                                                  -------------------

Cosmetics & Toiletries (1.27%)
Avon Products Inc                                                   160,129                                    6,010
                                                                                                  -------------------

Data Processing & Management (2.04%)
Mastercard Inc (a)                                                   57,434                                    8,498
NAVTEQ Corp (b)                                                      15,000                                    1,170
                                                                                                  -------------------
                                                                                                               9,668
                                                                                                  -------------------
Diversified Manufacturing Operations (1.42%)
3M Co                                                                71,600                                    6,700
                                                                                                  -------------------

E-Commerce - Products (1.45%)
Amazon.Com Inc (a)(b)                                                73,600                                    6,856
                                                                                                  -------------------


E-Commerce - Services (1.68%)
eBay Inc (b)                                                        203,300                                    7,933
                                                                                                  -------------------

Electric Products - Miscellaneous (1.63%)
Emerson Electric Co                                                 144,600                                    7,696
                                                                                                  -------------------

Electronic Components - Miscellaneous (1.69%)
Garmin Ltd (a)                                                       67,000                                    8,000
                                                                                                  -------------------

Electronic Components - Semiconductors (2.74%)
MEMC Electronic Materials Inc (b)                                   101,400                                    5,969
Nvidia Corp (b)                                                     192,500                                    6,976
                                                                                                  -------------------
                                                                                                              12,945
                                                                                                  -------------------
Engines - Internal Combustion (1.13%)
Cummins Inc                                                          41,895                                    5,358
                                                                                                  -------------------

Finance - Investment Banker & Broker (5.11%)
Goldman Sachs Group Inc/The (a)                                      64,400                                   13,958
Morgan Stanley                                                      162,400                                   10,231
                                                                                                  -------------------
                                                                                                              24,189

                                                                                                  -------------------
Finance - Mortgage Loan/Banker (1.76%)
Fannie Mae                                                          137,200                                    8,343
                                                                                                  -------------------

Food - Confectionery (1.72%)
WM Wrigley Jr Co                                                    127,000                                    8,157
                                                                                                  -------------------

Instruments - Scientific (2.52%)
Thermo Fisher Scientific Inc (b)                                    206,700                                   11,931
                                                                                                  -------------------

Machinery - Farm (2.06%)
Deere & Co                                                           65,600                                    9,736
                                                                                                  -------------------

Medical - Biomedical/Gene (1.90%)
Celgene Corp (a)(b)                                                 126,000                                    8,985
                                                                                                  -------------------

Medical - Drugs (4.14%)
Merck & Co Inc                                                      289,372                                   14,958
Shire PLC ADR (a)                                                    62,400                                    4,616
                                                                                                  -------------------
                                                                                                              19,574
                                                                                                  -------------------
Medical - Generic Drugs (1.36%)
Teva Pharmaceutical Industries Ltd ADR                              145,100                                    6,452
                                                                                                  -------------------

Medical Instruments (2.05%)
Intuitive Surgical Inc (b)                                           42,249                                    9,717
                                                                                                  -------------------

Metal - Diversified (1.96%)
Freeport-McMoRan Copper & Gold Inc                                   88,500                                    9,283
                                                                                                  -------------------

Networking Products (5.70%)
Cisco Systems Inc (b)                                               603,900                                   19,995
Juniper Networks Inc (b)                                            190,000                                    6,956
                                                                                                  -------------------
                                                                                                              26,951
                                                                                                  -------------------
Oil Company - Exploration & Production (2.36%)
Devon Energy Corp                                                   134,200                                   11,165
                                                                                                  -------------------


Oil Field Machinery & Equipment (2.09%)
National Oilwell Varco Inc (b)                                       68,400                                    9,884
                                                                                                  -------------------

Optical Supplies (1.48%)
Alcon Inc                                                            48,700                                    7,009
                                                                                                  -------------------

Pharmacy Services (2.82%)
Express Scripts Inc (b)                                              81,500                                    4,549
Medco Health Solutions Inc (b)                                       97,400                                    8,804
                                                                                                  -------------------
                                                                                                              13,353
                                                                                                  -------------------
Retail - Drug Store (2.06%)
CVS Caremark Corp                                                   246,500                                    9,769
                                                                                                  -------------------

Retail - Major Department Store (1.07%)
Saks Inc (a)                                                        294,000                                    5,042
                                                                                                  -------------------

Retail - Restaurants (2.62%)
McDonald's Corp                                                     227,900                                   12,414
                                                                                                  -------------------

Therapeutics (2.91%)
Gilead Sciences Inc (b)                                             337,100                                   13,777
                                                                                                  -------------------

Transactional Software (0.25%)
VeriFone Holdings Inc (b)                                            27,000                                    1,197
                                                                                                  -------------------

Web Portals (2.92%)
Google Inc (b)                                                       24,390                                   13,836
                                                                                                  -------------------

Wireless Equipment (0.91%)
Nokia OYJ ADR                                                       114,000                                    4,324
                                                                                                  -------------------
TOTAL COMMON STOCKS                                                                            $             465,018
                                                                                                  -------------------
                                                                 Principal
                                                                 Amount                             Value (000's)
                                                                  (000's)
SHORT TERM INVESTMENTS (10.32%)
Commercial Paper (2.19%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                    10,337                                   10,337
                                                                                                  -------------------

Money Market Funds (8.13%)
BNY Institutional Cash Reserve Fund (c)                              38,492                                   38,492
                                                                                                  -------------------
TOTAL SHORT TERM INVESTMENTS                                                                   $              48,829
                                                                                                  -------------------
Total Investments                                                                              $             513,847
Liabilities in Excess of Other Assets, Net - (8.57)%                                                        (40,545)
                                                                                                  -------------------
TOTAL NET ASSETS - 100.00%                                                                     $             473,302
                                                                                                  ===================
                                                                                                  -------------------

                                                                                                  ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                           $     84,038
Unrealized Depreciation                                                (4,060)
                                                                   ------------
Net Unrealized Appreciation (Depreciation)                              79,978
Cost for federal income tax purposes                                   433,869
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------------------------------
Sector                                                                 Percent
-------------------------------------------------------------------------------
Consumer, Non-cyclical                                                  23.69%
Technology                                                              20.08%
Financial                                                               17.19%
Communications                                                          14.10%
Industrial                                                              12.32%
Consumer, Cyclical                                                      10.04%
Basic Materials                                                          6.70%
Energy                                                                   4.45%
Liabilities in Excess of Other Assets, Net                            (-8.57%)
                                                                   ------------
TOTAL NET ASSETS                                                       100.00%
                                                                   ============



Schedule of Investments

September 30, 2007 (unaudited)
Income Account
                                                                 Principal
                                                                 Amount                             Value (000's)
                                                                  (000's)
BONDS (64.22%)
Aerospace & Defense (0.68%)
Boeing Co
8.75%, 8/15/2021                                              $       1,000                    $               1,269
                                                                                                  -------------------

Airlines (1.26%)
Southwest Airlines Co
9.15%, 7/ 1/2016                                                      2,000                                    2,358
                                                                                                  -------------------

Cable TV (2.55%)
Comcast Cable Communications LLC
7.13%, 6/15/2013                                                      1,500                                    1,597
Comcast Cable Holdings LLC
7.88%, 8/ 1/2013                                                        500                                      547
COX Communications Inc
7.88%, 8/15/2009                                                      2,500                                    2,614
                                                                                                  -------------------
                                                                                                               4,758
                                                                                                  -------------------
Casino Hotels (1.53%)
Caesars Entertainment Inc
7.50%, 9/ 1/2009                                                      2,000                                    2,050
Harrah's Operating Co Inc
6.50%, 6/ 1/2016                                                      1,000                                      815
                                                                                                  -------------------
                                                                                                               2,865
                                                                                                  -------------------
Casino Services (0.72%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012                                                      1,350                                    1,347
                                                                                                  -------------------

Cellular Telecommunications (1.13%)
Vodafone Group PLC
7.75%, 2/15/2010                                                      2,000                                    2,112
                                                                                                  -------------------

Cruise Lines (2.11%)
Carnival Corp
7.20%, 10/ 1/2023                                                     1,750                                    1,891
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                                      1,000                                    1,066
6.88%, 12/ 1/2013 (a)                                                 1,000                                      988
                                                                                                  -------------------
                                                                                                               3,945
                                                                                                  -------------------
Electric - Integrated (9.41%)
Illinois Power Co
7.50%, 6/15/2009                                                      1,850                                    1,903
Metropolitan Edison Co
4.95%, 3/15/2013                                                      1,000                                      962
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                                     2,000                                    1,905
Nisource Finance Corp
5.25%, 9/15/2017                                                      2,000                                    1,856
Ohio Edison Co
5.45%, 5/ 1/2015                                                      1,000                                      974
Oncor Electric Delivery Co
7.00%, 9/ 1/2022                                                      2,000                                    2,039

Electric - Integrated
Pacific Gas & Electric Co
4.20%, 3/ 1/2011                                                      2,250                                    2,176
Pacificorp
4.95%, 8/15/2014                                                      1,500                                    1,438
5.25%, 6/15/2035                                                      1,000                                      873
Public Service Co of New Mexico
4.40%, 9/15/2008                                                        500                                      495
Southwestern Electric Power Co
5.38%, 4/15/2015                                                      1,500                                    1,446
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                      1,500                                    1,493
                                                                                                  -------------------
                                                                                                              17,560
                                                                                                  -------------------
Finance - Commercial (0.48%)
CIT Group Holdings Inc
5.40%, 1/30/2016                                                      1,000                                      903
                                                                                                  -------------------

Finance - Consumer Loans (0.53%)
American General Finance Corp
4.63%, 5/15/2009                                                      1,000                                      991
                                                                                                  -------------------

Finance - Investment Banker & Broker (6.81%)
Citigroup Inc
6.50%, 1/18/2011                                                      3,000                                    3,119
Goldman Sachs Group Inc/The
6.88%, 1/15/2011                                                      2,500                                    2,617
Jefferies Group Inc
7.75%, 3/15/2012                                                      1,500                                    1,615
6.25%, 1/15/2036                                                        500                                      448
JPMorgan Chase & Co
5.13%, 9/15/2014                                                      1,000                                      975
Merrill Lynch & Co Inc
6.00%, 2/17/2009                                                      2,000                                    2,014
Morgan Stanley
4.75%, 4/ 1/2014                                                      1,000                                      939
6.25%, 8/ 9/2026                                                      1,000                                      985
                                                                                                  -------------------
                                                                                                              12,712
                                                                                                  -------------------
Finance - Leasing Company (0.07%)
DVI Inc
0.00%, 2/ 1/2004 (b)(c)(d)                                              400                                       38
9.88%, 2/ 1/2004 (b)(c)(d)                                              900                                       86
                                                                                                  -------------------
                                                                                                                 124
                                                                                                  -------------------
Food - Retail (1.94%)
Fred Meyer Inc
7.45%, 3/ 1/2008                                                      1,000                                    1,008
Safeway Inc
7.50%, 9/15/2009                                                      2,500                                    2,607
                                                                                                  -------------------
                                                                                                               3,615
                                                                                                  -------------------
Forestry (0.27%)
Weyerhaeuser Co
7.38%, 3/15/2032                                                        500                                      502
                                                                                                  -------------------

Investment Management & Advisory Services (0.54%)
Legg Mason Inc
6.75%, 7/ 2/2008                                                      1,000                                    1,007
                                                                                                  -------------------


Life & Health Insurance (0.30%)
American General Corp
7.50%, 7/15/2025                                                        500                                      557
                                                                                                  -------------------

Medical - Hospitals (2.65%)
HCA Inc
8.75%, 9/ 1/2010                                                      1,000                                    1,012
9.25%, 11/15/2016 (e)                                                 1,000                                    1,063
7.50%, 11/ 6/2033 (a)                                                   300                                      242
Tenet Healthcare Corp
6.38%, 12/ 1/2011                                                     3,000                                    2,625
                                                                                                  -------------------
                                                                                                               4,942
                                                                                                  -------------------
Medical - Wholesale Drug Distribution (1.12%)
Cardinal Health Inc
6.75%, 2/15/2011                                                      2,000                                    2,086
                                                                                                  -------------------

Metal - Diversified (1.08%)
Falconbridge Ltd
6.00%, 10/15/2015                                                     2,000                                    2,020
                                                                                                  -------------------

Multi-Line Insurance (0.54%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (e)                                                  1,000                                    1,018
                                                                                                  -------------------

Multimedia (1.45%)
Historic TW Inc
9.15%, 2/ 1/2023                                                        300                                      366
News America Holdings Inc
8.00%, 10/17/2016                                                     1,200                                    1,367
News America Inc
6.40%, 12/15/2035                                                     1,000                                      965
                                                                                                  -------------------
                                                                                                               2,698
                                                                                                  -------------------
Non-Hazardous Waste Disposal (1.94%)
Allied Waste North America Inc
7.25%, 3/15/2015 (a)                                                  2,000                                    2,040
Waste Management Inc
7.38%, 8/ 1/2010                                                      1,500                                    1,588
                                                                                                  -------------------
                                                                                                               3,628
                                                                                                  -------------------
Oil Company - Exploration & Production (1.90%)
OPTI Canada Inc
7.88%, 12/15/2014 (a)(e)                                              2,000                                    2,000
XTO Energy Inc
6.25%, 4/15/2013                                                      1,500                                    1,542
                                                                                                  -------------------
                                                                                                               3,542
                                                                                                  -------------------
Oil Company - Integrated (0.83%)
Petro-Canada
4.00%, 7/15/2013                                                      1,000                                      920
9.25%, 10/15/2021                                                       500                                      632
                                                                                                  -------------------
                                                                                                               1,552
                                                                                                  -------------------
Oil Refining & Marketing (0.55%)
Enterprise Products Operating LP
6.38%, 2/ 1/2013                                                      1,000                                    1,025
                                                                                                  -------------------

Physical Therapy & Rehabilitation Centers (0.85%)
Healthsouth Corp
10.75%, 6/15/2016 (a)                                                 1,500                                    1,579
                                                                                                  -------------------


Pipelines (3.63%)
ANR Pipeline Co
9.63%, 11/ 1/2021                                                     1,200                                    1,599
El Paso Natural Gas Co
7.50%, 11/15/2026                                                     2,500                                    2,647
Express Pipeline LP
7.39%, 12/31/2017 (e)                                                 1,291                                    1,392
Southern Natural Gas Co
8.00%, 3/ 1/2032                                                      1,000                                    1,131
                                                                                                  -------------------
                                                                                                               6,769
                                                                                                  -------------------
Publishing - Books (0.85%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011                                                      1,500                                    1,588
                                                                                                  -------------------

Regional Banks (2.54%)
Bank of America Corp
5.42%, 3/15/2017                                                      1,000                                      972
Bank One Corp
10.00%, 8/15/2010                                                       400                                      451
NCNB Corp
9.38%, 9/15/2009                                                      1,100                                    1,186
Wells Fargo & Co
4.63%, 4/15/2014                                                      2,250                                    2,137
                                                                                                  -------------------
                                                                                                               4,746
                                                                                                  -------------------
Reinsurance (0.26%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014                                                        500                                      478
                                                                                                  -------------------

REITS - Healthcare (3.52%)
HCP Inc
6.00%, 3/ 1/2015                                                      2,000                                    1,953
Health Care REIT Inc
6.20%, 6/ 1/2016                                                      2,000                                    1,939
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011                                                      2,500                                    2,678
                                                                                                  -------------------
                                                                                                               6,570
                                                                                                  -------------------
REITS - Office Property (1.07%)
Arden Realty LP
5.20%, 9/ 1/2011                                                      1,000                                    1,008
5.25%, 3/ 1/2015                                                      1,000                                      986
                                                                                                  -------------------
                                                                                                               1,994
                                                                                                  -------------------
REITS - Shopping Centers (0.53%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010                                                      1,000                                      986
                                                                                                  -------------------

Special Purpose Entity (2.08%)
CCM Merger Inc
8.00%, 8/ 1/2013 (e)                                                  2,000                                    1,950
CDX North America High Yield
7.63%, 6/29/2012 (a)(e)                                               2,000                                    1,933
                                                                                                  -------------------
                                                                                                               3,883
                                                                                                  -------------------
Telecommunication Services (1.75%)
Qwest Corp
8.88%, 3/15/2012 (f)                                                  2,000                                    2,183
TELUS Corp
8.00%, 6/ 1/2011                                                      1,000                                    1,082
                                                                                                  -------------------
                                                                                                               3,265
                                                                                                  -------------------

Telephone - Integrated (2.29%)
Deutsche Telekom International Finance
8.00%, 6/15/2010 (f)                                                  4,000                                    4,285
                                                                                                  -------------------

Toys (0.57%)
Mattel Inc
7.30%, 6/13/2011                                                      1,000                                    1,063
                                                                                                  -------------------

Transport - Rail (1.36%)
Norfolk Southern Corp
6.20%, 4/15/2009                                                      2,500                                    2,539
                                                                                                  -------------------

Transport - Services (0.53%)
Trailer Bridge Inc
9.25%, 11/15/2011                                                     1,000                                      990
                                                                                                  -------------------
TOTAL BONDS                                                                                    $             119,871
                                                                                                  -------------------
CONVERTIBLE BONDS (0.77%)
Containers - Paper & Plastic (0.77%)
Sealed Air Corp
3.00%, 6/30/2033 (e)(f)                                               1,500                                    1,432
                                                                                                  -------------------
TOTAL CONVERTIBLE BONDS                                                                        $               1,432
                                                                                                  -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (33.18%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.66%)
5.50%, 11/ 1/2017                                                       549                                      550
5.50%, 1/ 1/2018                                                        433                                      433
5.00%, 4/ 1/2018                                                      1,054                                    1,037
5.00%, 8/ 1/2019                                                      3,068                                    3,013
9.00%, 1/ 1/2025                                                         14                                       15
6.50%, 6/ 1/2029                                                        131                                      135
6.50%, 8/ 1/2029                                                        181                                      186
6.00%, 3/ 1/2031                                                        201                                      202
5.50%, 5/ 1/2031                                                        347                                      340
7.00%, 1/ 1/2032                                                        171                                      178
6.00%, 5/ 1/2032                                                        565                                      568
5.00%, 5/ 1/2033                                                      2,979                                    2,851
4.50%, 8/ 1/2033                                                      2,632                                    2,450
5.50%, 6/ 1/2035                                                      2,305                                    2,260
5.00%, 11/ 1/2035                                                     3,446                                    3,293
5.50%, 1/ 1/2036                                                      3,425                                    3,357
5.00%, 2/ 1/2036                                                      4,920                                    4,701
5.50%, 4/ 1/2036                                                      1,826                                    1,789
                                                                                                  -------------------
                                                                                                              27,358
                                                                                                  -------------------
Federal National Mortgage Association (FNMA) (8.91%)
7.63%, 2/ 1/2010                                                      2,000                                    2,087
5.00%, 1/ 1/2018                                                      1,111                                    1,092
4.00%, 9/ 1/2018                                                      3,031                                    2,865
4.00%, 10/ 1/2018                                                     2,439                                    2,306
7.00%, 1/ 1/2030                                                         17                                       17
6.50%, 5/ 1/2031                                                        122                                      125
6.00%, 4/ 1/2032                                                        653                                      657
6.50%, 4/ 1/2032                                                        587                                      601
6.50%, 5/ 1/2032                                                        241                                      247
5.50%, 3/ 1/2033                                                      1,095                                    1,076
5.50%, 6/ 1/2033                                                      2,798                                    2,751
5.50%, 2/ 1/2035                                                      2,857                                    2,802
                                                                                                  -------------------
                                                                                                              16,626
                                                                                                  -------------------
Government National Mortgage Association (GNMA) (0.32%)
9.00%, 2/15/2025                                                         20                                       21
Government National Mortgage Association (GNMA)
7.00%, 6/20/2031                                                        213                                      223
6.00%, 5/20/2032 (f)                                                    360                                      363
                                                                                                  -------------------
                                                                                                                 607
                                                                                                  -------------------
U.S. Treasury (9.29%)
5.13%, 5/15/2016 (a)                                                  3,000                                    3,126
4.50%, 5/15/2017 (a)                                                  2,000                                    1,989
5.38%, 2/15/2031 (a)                                                  7,000                                    7,493
4.50%, 2/15/2036 (a)                                                  5,000                                    4,740
                                                                                                  -------------------
                                                                                                              17,348
                                                                                                  -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                          $              61,939
                                                                                                  -------------------
SHORT TERM INVESTMENTS (14.44%)
Money Market Funds (14.44%)
BNY Institutional Cash Reserve Fund (g)                              26,952                                   26,952
                                                                                                  -------------------
TOTAL SHORT TERM INVESTMENTS                                                                   $              26,952
                                                                                                  -------------------
REPURCHASE AGREEMENTS (0.54%)
Money Center Banks (0.54%)
Investment in Joint Trading Account; Bank of
America Repurchase Agreement; 4.80% dated                               505                                      505
09/30/07 maturing
10/01/07 (collateralized by U.S. Government
Agency Issues; $520,000; 0% - 6.25%; dated
02/28/08-07/15/32)

Investment in Joint Trading Account; Deutsche Bank
Repurchase Agreement; 4.85% dated                                       504                                      504
09/30/07 maturing 10/01/07
(collateralized by U.S. Government Agency
Issues; $520,000; 0% - 6.25%; dated
02/28/08-07/15/32)
                                                                                                  -------------------

                                                                                                               1,009
                                                                                                  -------------------
TOTAL REPURCHASE AGREEMENTS                                                                    $               1,009
                                                                                                  -------------------
Total Investments                                                                              $             211,203
Liabilities in Excess of Other Assets, Net - (13.15)%                                                       (24,544)
                                                                                                  -------------------
TOTAL NET ASSETS - 100.00%                                                                     $             186,659
                                                                                                  ===================
                                                                                                  -------------------

                                                                                                  ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security is Illiquid

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $124 or 0.07% of net assets.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $10,787 or 5.78% of net assets.


(f)  Variable Rate

(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $               4,672
Unrealized Depreciation                                                (4,882)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                               (210)
Cost for federal income tax purposes                                   211,413
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------------------- -------------------
Sector                                                                 Percent
----------------------------------------------------------- -------------------
Financial                                                               34.25%
Mortgage Securities                                                     23.89%
Communications                                                          10.02%
Utilities                                                                9.41%
Government                                                               9.29%
Energy                                                                   6.91%
Consumer, Non-cyclical                                                   6.55%
Consumer, Cyclical                                                       6.20%
Industrial                                                               5.28%
Basic Materials                                                          1.35%
Liabilities in Excess of Other Assets, Net                           (-13.15%)
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================






Schedule of Investments

September 30, 2007 (unaudited)
International Emerging Markets Account

                                                                 Shares                             Value (000's)
                                                                    Held
COMMON STOCKS (93.31%)
Agricultural Operations (0.51%)
Golden Agri-Resources Ltd                                         1,126,000                    $               1,076
                                                                                                  -------------------

Airlines (0.88%)
Cathay Pacific Airways Ltd (a)                                      335,000                                      916
Korean Air Lines Co Ltd                                              13,891                                      939
                                                                                                  -------------------
                                                                                                               1,855
                                                                                                  -------------------
Apparel Manufacturers (0.36%)
Youngone Corp                                                        72,904                                      757
                                                                                                  -------------------

Applications Software (0.26%)
Infosys Technologies Ltd ADR                                         11,584                                      560
                                                                                                  -------------------

Auto - Car & Light Trucks (0.39%)
Hyundai Motor Co                                                     10,170                                      821
                                                                                                  -------------------

Auto/Truck Parts & Equipment - Replacement (0.46%)
Xinyi Glass Holdings Co Ltd                                         742,000                                      974
                                                                                                  -------------------

Beverages - Non-Alcoholic (0.43%)
Coca-Cola Femsa SAB de CV                                           211,700                                      908
                                                                                                  -------------------

Beverages - Wine & Spirits (0.49%)
United Spirits Ltd                                                   23,603                                    1,040
                                                                                                  -------------------

Brewery (0.16%)
Anadolu Efes Biracilik Ve Malt Sanayii                               31,507                                      329
                                                                                                  -------------------

Building & Construction - Miscellaneous (1.38%)
Kolon Engineering & Construction Co Ltd                              27,580                                      460
Kumho Industrial Co Ltd                                              10,688                                      683
Murray & Roberts Holdings Ltd                                       136,501                                    1,780
                                                                                                  -------------------
                                                                                                               2,923
                                                                                                  -------------------
Building Products - Cement & Aggregate (1.46%)
Cemex SAB de CV (b)                                                 425,344                                    1,270
Grasim Industries Ltd (b)                                             7,650                                      694
Taiwan Cement Corp                                                  691,850                                    1,132
                                                                                                  -------------------
                                                                                                               3,096
                                                                                                  -------------------
Casino Hotels (1.11%)
Kangwon Land Inc                                                     46,000                                    1,357
Resorts World Bhd                                                   863,200                                      993
                                                                                                  -------------------
                                                                                                               2,350
                                                                                                  -------------------
Cellular Telecommunications (7.31%)
America Movil SA de CV ADR                                           61,700                                    3,949
China Mobile Ltd                                                    332,959                                    5,452
MTN Group Ltd                                                        51,469                                      781
SK Telecom Co Ltd                                                     3,416                                      784
SK Telecom Co Ltd ADR (a)                                            31,024                                      921
Taiwan Mobile Co Ltd                                                484,000                                      658
Turkcell Iletisim Hizmetleri AS                                     137,648                                    1,163
Cellular Telecommunications
Vimpel-Communications ADR                                            66,115                                    1,788
                                                                                                  -------------------
                                                                                                              15,496
                                                                                                  -------------------
Chemicals - Diversified (0.68%)
Nan Ya Plastics Corp                                                554,000                                    1,443
                                                                                                  -------------------

Circuit Boards (0.86%)
Tripod Technology Corp                                              250,800                                    1,022
Unimicron Technology Corp                                           440,000                                      805
                                                                                                  -------------------
                                                                                                               1,827
                                                                                                  -------------------
Coal (1.56%)
Banpu Public Co Ltd (b)(c)                                           84,400                                      862
Bumi Resources Tbk PT                                             3,993,000                                    1,561
China Shenhua Energy Co Ltd                                         146,500                                      880
                                                                                                  -------------------
                                                                                                               3,303
                                                                                                  -------------------
Commercial Banks (11.90%)
Banco do Brasil SA                                                   98,700                                    1,661
Banco Macro SA ADR (a)                                               15,896                                      468
BanColombia SA ADR                                                   27,417                                      950
Bank Mandiri Persero Tbk PT                                       3,047,500                                    1,175
Bank of India                                                       114,321                                      794
Bank Pekao SA                                                        17,861                                    1,659
Bank Rakyat Indonesia                                               858,000                                      619
BNP Paribas - Rights (b)                                             26,311                                      632
Bumiputra-Commerce Holdings Bhd                                     344,200                                    1,081
China Construction Bank Corp                                      4,102,000                                    3,741
China Merchants Bank Co Ltd                                         295,000                                    1,296
FirstRand Ltd                                                       356,657                                    1,144
ICICI Bank Ltd ADR (a)                                               10,843                                      572
Industrial and Commercial Bank of China Ltd                       2,974,000                                    2,085
Komercni Banka AS                                                     5,578                                    1,298
Kookmin Bank                                                         10,367                                      863
Malayan Banking Bhd                                                 206,500                                      667
Sberank RF GDR (a)(b)(c)                                              4,301                                    1,794
Standard Bank Group Ltd                                             107,989                                    1,559
Turkiye Garanti Bankasi AS                                          150,946                                    1,157
                                                                                                  -------------------
                                                                                                              25,215
                                                                                                  -------------------
Computers (0.92%)
Acer Inc                                                            438,480                                      773
Compal Electronics Inc                                            1,041,000                                    1,177
                                                                                                  -------------------
                                                                                                               1,950
                                                                                                  -------------------
Computers - Peripheral Equipment (0.20%)
Aten International Co Ltd                                            91,745                                      422
                                                                                                  -------------------

Diversified Financial Services (1.89%)
Intergroup Financial Services Corp (b)(c)                            27,941                                      458
Reliance Capital Ltd                                                 20,204                                      803
Shinhan Financial Group Co Ltd                                       30,051                                    1,964
Woori Finance Holdings Co Ltd                                        34,480                                      787
                                                                                                  -------------------
                                                                                                               4,012
                                                                                                  -------------------
Diversified Minerals (0.77%)
Antofagasta PLC                                                     104,914                                    1,637
                                                                                                  -------------------

Diversified Operations (2.46%)
Barloworld Ltd                                                       56,087                                    1,055
Citic Pacific Ltd                                                   171,000                                    1,091
GS Holdings Corp                                                     27,590                                    1,571

Diversified Operations
Sime Darby Bhd                                                      342,700                                    1,046
UEM World Bhd                                                       374,882                                      449
                                                                                                  -------------------
                                                                                                               5,212
                                                                                                  -------------------
Electric - Generation (1.24%)
CEZ                                                                   5,065                                      311
China Resources Power Holdings Co                                   642,000                                    1,994
Glow Energy PCL (c)                                                 305,304                                      312
                                                                                                  -------------------
                                                                                                               2,617
                                                                                                  -------------------
Electric - Integrated (1.58%)
Cia Paranaense de Energia                                            75,100                                    1,200
CPFL Energia SA                                                      42,200                                      821
Korea Electric Power Corp                                            13,080                                      613
Unified Energy System (b)                                             5,900                                      718
                                                                                                  -------------------
                                                                                                               3,352
                                                                                                  -------------------
Electric Products - Miscellaneous (0.94%)
LG Electronics Inc                                                   21,436                                    2,003
                                                                                                  -------------------

Electronic Components - Miscellaneous (2.58%)
Asustek Computer Inc                                                540,000                                    1,643
Coretronic Corp                                                     540,600                                      832
HON HAI Precision Industry Co Ltd                                   267,224                                    2,014
LG.Philips LCD Co Ltd (a)(b)                                         20,336                                      973
                                                                                                  -------------------
                                                                                                               5,462
                                                                                                  -------------------
Electronic Components - Semiconductors (3.16%)
MediaTek Inc                                                        109,504                                    1,973
Samsung Electronics Co Ltd                                            7,522                                    4,726
                                                                                                  -------------------
                                                                                                               6,699

                                                                                                  -------------------
Engineering - Research & Development Services (0.61%)
Larsen & Toubro Ltd (a)(c)                                           18,419                                    1,297
                                                                                                  -------------------

Feminine Health Care Products (0.28%)
Hengan International Group Co Ltd                                   158,000                                      593
                                                                                                  -------------------

Finance - Credit Card (0.22%)
Redecard SA (b)                                                      25,407                                      471
                                                                                                  -------------------

Finance - Investment Banker & Broker (0.83%)
President Securities Corp                                           629,165                                      426
Tong Yang Investment Bank                                            72,520                                    1,331
                                                                                                  -------------------
                                                                                                               1,757
                                                                                                  -------------------
Finance - Other Services (0.19%)
Grupo Financiero Banorte SAB de CV                                  103,900                                      411
                                                                                                  -------------------

Food - Confectionery (0.34%)
Lotte Confectionery Co Ltd                                              418                                      727
                                                                                                  -------------------

Food - Dairy Products (1.04%)
China Mengniu Dairy Co Ltd                                          211,000                                      919
Wimm-Bill-Dann Foods OJSC ADR (a)                                    11,772                                    1,287
                                                                                                  -------------------
                                                                                                               2,206
                                                                                                  -------------------
Food - Retail (0.41%)
Shoprite Holdings Ltd                                               164,578                                      860
                                                                                                  -------------------


Gold Mining (0.17%)
Gold Fields Ltd                                                      20,588                                      371
                                                                                                  -------------------

Home Furnishings (0.36%)
Lewis Group Ltd                                                      92,205                                      759
                                                                                                  -------------------

Internet Security (0.41%)
Check Point Software Technologies (b)                                34,871                                      878
                                                                                                  -------------------

Life & Health Insurance (1.70%)
Cathay Financial Holding Co Ltd                                     309,727                                      733
China Life Insurance Co Ltd                                         251,000                                    1,441
Sanlam Ltd                                                          441,648                                    1,428
                                                                                                  -------------------
                                                                                                               3,602
                                                                                                  -------------------
Medical - Generic Drugs (1.30%)
Teva Pharmaceutical Industries Ltd ADR (a)                           61,875                                    2,752
                                                                                                  -------------------

Metal - Aluminum (0.29%)
Aluminum Corp of China Ltd (a)                                      214,000                                      615
                                                                                                  -------------------

Metal - Diversified (0.59%)
MMC Norilsk Nickel ADR (a)                                            4,613                                    1,248
                                                                                                  -------------------

Metal - Iron (0.87%)
Kumba Iron Ore Ltd                                                   25,130                                      824
Novolipetsk Steel GDR                                                30,250                                    1,027
                                                                                                  -------------------
                                                                                                               1,851
                                                                                                  -------------------
Non-Ferrous Metals (1.32%)
Grupo Mexico SAB de CV                                              226,900                                    1,628
International Nickel Indonesia Tbk PT                                85,500                                      594
Korea Zinc Co Ltd                                                     3,083                                      583
                                                                                                  -------------------
                                                                                                               2,805
                                                                                                  -------------------
Oil Company - Exploration & Production (4.87%)
CNOOC Ltd                                                         2,456,000                                    4,126
Oao Gazprom (b)(c)(d)                                                11,453                                    1,260
Oao Gazprom (b)                                                     112,294                                    4,941
                                                                                                  -------------------
                                                                                                              10,327
                                                                                                  -------------------
Oil Company - Integrated (6.70%)
China Petroleum & Chemical Corp                                   1,021,108                                    1,275
LUKOIL ADR                                                           33,112                                    2,742
PetroChina Co Ltd                                                   559,990                                    1,062
Petroleo Brasileiro SA ADR (a)                                       85,905                                    6,486
Sasol Ltd                                                            61,395                                    2,638
                                                                                                  -------------------
                                                                                                              14,203
                                                                                                  -------------------
Oil Refining & Marketing (2.96%)
Reliance Industries Ltd                                              46,552                                    2,685
SK Energy Co Ltd (b)                                                  8,860                                    1,549
Thai Oil Public (b)(c)                                              245,594                                      616
Tupras Turkiye Petrol Rafinerileri AS                                53,880                                    1,428
                                                                                                  -------------------
                                                                                                               6,278
                                                                                                  -------------------
Paper & Related Products (0.85%)
Kimberly-Clark de Mexico SAB de CV                                  220,500                                      994
Lee & Man Paper Manufacturing Ltd (a)                               188,000                                      816
                                                                                                  -------------------
                                                                                                               1,810
                                                                                                  -------------------
Petrochemicals (0.89%)
Aromatics Thailand PCL (b)(c)                                       289,200                                      641

Petrochemicals
LG Petrochemical Co Ltd                                              25,050                                    1,246
                                                                                                  -------------------
                                                                                                               1,887
                                                                                                  -------------------
Platinum (0.54%)
Impala Platinum Holdings Ltd                                         32,588                                    1,135
                                                                                                  -------------------

Power Converter & Supply Equipment (0.66%)
Delta Electronics Inc                                               360,558                                    1,398
                                                                                                  -------------------

Property & Casualty Insurance (0.36%)
LIG Non-Life Insurance Co Ltd                                        28,300                                      758
                                                                                                  -------------------

Public Thoroughfares (0.73%)
Zhejiang Expressway Co Ltd                                        1,082,000                                    1,537
                                                                                                  -------------------

Real Estate Operator & Developer (1.59%)
Hopewell Holdings                                                   181,000                                      864
Huaku Construction Corp                                             274,920                                      466
Rodobens Negocios Imobiliarios SA                                     1,333                                       16
Shenzhen Investment Ltd                                           2,256,000                                    2,014
                                                                                                  -------------------
                                                                                                               3,360
                                                                                                  -------------------
Retail - Computer Equipment (0.20%)
Positivo Informatica SA                                              19,439                                      416
                                                                                                  -------------------

Retail - Consumer Electronics (0.29%)
GOME Electrical Appliances Holdings Ltd                             314,644                                      618
                                                                                                  -------------------

Retail - Major Department Store (0.36%)
Hyundai Department Store Co Ltd                                       6,302                                      757
                                                                                                  -------------------

Retail - Miscellaneous/Diversified (0.81%)
Dufry South America Ltd (b)                                          28,734                                      749
Massmart Holdings Ltd                                                79,693                                      965
                                                                                                  -------------------
                                                                                                               1,714
                                                                                                  -------------------
Rubber & Vinyl (0.45%)
TSRC Corp                                                           552,000                                      947
                                                                                                  -------------------

Semiconductor Component - Integrated Circuits (1.89%)
Powertech Technology Inc                                            193,200                                      779
Realtek Semiconductor Corp                                           13,450                                       61
Siliconware Precision Industries Co                                 688,317                                    1,550
Taiwan Semiconductor Manufacturing Co Ltd                           823,569                                    1,605
                                                                                                  -------------------
                                                                                                               3,995
                                                                                                  -------------------
Semiconductor Equipment (0.38%)
ASM Pacific Technology (a)                                           90,000                                      796
                                                                                                  -------------------

Shipbuilding (0.96%)
Hyundai Heavy Industries                                              4,379                                    2,024
                                                                                                  -------------------

Steel - Producers (4.43%)
Angang Steel Co Ltd                                                 300,000                                    1,162
China Steel Corp                                                    874,470                                    1,275
Evraz Group SA (c)                                                   20,327                                    1,287
POSCO ADR (a)                                                        21,275                                    3,803
Tata Steel Ltd (b)                                                   44,551                                      967

Steel - Producers
Usinas Siderurgicas de Minas Gerais SA                               11,475                                      895
                                                                                                  -------------------
                                                                                                               9,389
                                                                                                  -------------------
Steel Pipe & Tube (0.25%)
TMK OAO (a)                                                          12,980                                      536
                                                                                                  -------------------

Telecommunication Equipment (0.17%)
VTech Holdings Ltd                                                   50,000                                      370
                                                                                                  -------------------

Telecommunication Services (0.50%)
Digi.Com BHD                                                        105,143                                      663
Globe Telecom Inc                                                    11,890                                      388
                                                                                                  -------------------
                                                                                                               1,051
                                                                                                  -------------------
Telephone - Integrated (2.07%)
Brasil Telecom Participacoes SA                                      68,591                                    1,020
Global Village Telecom Holding SA (b)                                20,489                                      436
Telecom Egypt                                                       303,667                                      923
Telefonos de Mexico SAB de CV ADR (a)                                32,761                                    1,077
Telkom SA Ltd                                                        37,277                                      939
                                                                                                  -------------------
                                                                                                               4,395
                                                                                                  -------------------
Tobacco (0.51%)
ITC Ltd                                                             227,077                                    1,082
                                                                                                  -------------------

Transport - Marine (1.10%)
Orient Overseas International Ltd                                    87,500                                      832
Pacific Basin Shipping Ltd                                          712,000                                    1,495
                                                                                                  -------------------
                                                                                                               2,327
                                                                                                  -------------------
Transport - Services (0.38%)
Log-in Logistica Intermodal SA (b)                                  114,901                                      796
                                                                                                  -------------------

Water (0.51%)
Companhia de Saneamento Basico de Estado de Sao Paulo (b)            43,040                                    1,073
                                                                                                  -------------------

Web Portals (0.43%)
NHN Corp                                                              3,972                                      919
                                                                                                  -------------------

Wire & Cable Products (0.60%)
LS Cable Ltd                                                         10,150                                    1,264
                                                                                                  -------------------
TOTAL COMMON STOCKS                                                                            $             197,704
                                                                                                  -------------------
PREFERRED STOCKS (6.43%)
Building & Construction Products - Miscellaneous (0.51%)
Duratex SA (b)                                                       36,377                                    1,080
                                                                                                  -------------------

Diversified Minerals (3.47%)
Cia Vale do Rio Doce                                                257,672                                    7,359
                                                                                                  -------------------

Diversified Operations (1.04%)
Investimentos Itau SA                                               318,282                                    2,196
                                                                                                  -------------------

Food - Meat Products (0.40%)
Sadia SA (b)                                                        153,000                                      856
                                                                                                  -------------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                                               2,003                                       11
                                                                                                  -------------------


Steel - Producers (1.00%)
Gerdau SA                                                            43,549                                    1,143
Usinas Siderurgicas de Minas Gerais SA                               14,000                                      977
                                                                                                  -------------------
                                                                                                               2,120
                                                                                                  -------------------
TOTAL PREFERRED STOCKS                                                                         $              13,622
                                                                                                  -------------------
                                                                       Principal
                                                                       Amount                             Value (000's)
                                                                        (000's)
SHORT TERM INVESTMENTS (9.75%)
Commercial Paper (0.26%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                       561                                      561
                                                                                                  -------------------

Money Market Funds (9.49%)
BNY Institutional Cash Reserve Fund (e)                              20,106                                   20,106
                                                                                                  -------------------
TOTAL SHORT TERM INVESTMENTS                                                                   $              20,667
                                                                                                  -------------------
Total Investments                                                                              $             231,993

Liabilities in Excess of Other Assets, Net - (9.49)%                                                        (20,102)
                                                                                                  -------------------
TOTAL NET ASSETS - 100.00%                                                                     $             211,891
                                                                                                  ===================
                                                                                                  -------------------

                                                                                                  ===================

(a)   Security or a portion of the security was on loan at the end of the period

(b)   Non-Income Producing Security

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,527 or 4.02% of net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,260 or 0.59% of net assets.


(e)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $              51,001
Unrealized Depreciation                                           (2,000)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                         49,001
Cost for federal income tax purposes                              182,773
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
Country                                                           Percent
------------------------------------------------------ -------------------
Korea, Republic Of                                                 16.61%
Brazil                                                             13.64%
Hong Kong                                                          11.27%
Taiwan, Province Of China                                          10.92%
United States                                                      10.05%
Russian Federation                                                  8.79%
South Africa                                                        7.67%
China                                                               7.12%
India                                                               4.95%
Mexico                                                              4.83%
Malaysia                                                            2.31%
Turkey                                                              1.93%
Indonesia                                                           1.86%
Israel                                                              1.71%
Thailand                                                            1.15%
Poland                                                              0.78%
United Kingdom                                                      0.77%
Czech Republic                                                      0.76%
Mauritius                                                           0.51%
Colombia                                                            0.45%
Egypt                                                               0.44%
Bermuda                                                             0.35%
Argentina                                                           0.22%
Peru                                                                0.22%
Philippines                                                         0.18%
Liabilities in Excess of Other Assets, Net                       (-9.49%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================


Schedule of Investments

September 30, 2007 (unaudited)
International SmallCap Account

                                                                          Shares                           Value (000's)
                                                                            Held
COMMON STOCKS (97.86%)
Advanced Materials & Products (0.18%)
Neo Material Technologies Inc (a)                                           74,100                   $                  399
                                                                                                        --------------------

Advertising Services (1.00%)
Aegis Group Plc                                                            538,419                                    1,377
Taylor Nelson Sofres PLC                                                   167,081                                      772
                                                                                                        --------------------
                                                                                                                      2,149
                                                                                                        --------------------
Agricultural Chemicals (0.84%)
Incitec Pivot Ltd                                                           23,827                                    1,809
                                                                                                        --------------------

Agricultural Operations (0.50%)
Golden Agri-Resources Ltd                                                 1,126,000                                   1,076
                                                                                                        --------------------

Airlines (0.62%)
Deutsche Lufthansa AG                                                       46,209                                    1,333
                                                                                                        --------------------

Apparel Manufacturers (0.03%)
China Ting Group Holdings Ltd                                              232,800                                       60
                                                                                                        --------------------

Appliances (0.19%)
Indesit Co SpA                                                              23,233                                      401
                                                                                                        --------------------

Applications Software (0.46%)
Micro Focus International PLC                                               73,797                                      450
NSD CO LTD                                                                  16,400                                      260
SimCorp A/S                                                                  1,230                                      277
                                                                                                        --------------------
                                                                                                                        987
                                                                                                        --------------------
Audio & Video Products (0.29%)
Canon Electronics Inc                                                       15,837                                      405
D&M Holdings Inc                                                            47,030                                      147
Kawai Musical Instruments Manufacturing                                     38,000                                       67
                                                                                                        --------------------
                                                                                                                        619
                                                                                                        --------------------
Auto/Truck Parts & Equipment - Original (1.50%)
Eagle Industry Co Ltd (b)                                                   16,000                                      223
Futaba Industrial Co Ltd                                                    28,528                                      735
Musashi Seimitsu Industry Co Ltd                                             4,089                                      130
Nippon Seiki Co Ltd                                                         12,725                                      328
Nissin Kogyo Co Ltd                                                         23,879                                      688
Press Kogyo Co Ltd                                                          74,000                                      307
T RAD Co Ltd                                                                11,000                                       62
Takata Corp                                                                  5,500                                      215
Tokai Rika Co Ltd                                                           12,000                                      334
TS Tech Co Ltd                                                               5,825                                      221
                                                                                                        --------------------
                                                                                                                      3,243
                                                                                                        --------------------
Auto/Truck Parts & Equipment - Replacement (0.33%)
Xinyi Glass Holdings Co Ltd                                                538,000                                      706
                                                                                                        --------------------

Beverages - Wine & Spirits (0.07%)
Laurent-Perrier                                                                868                                      142
                                                                                                        --------------------

Bicycle Manufacturing (0.04%)
Accell Group                                                                 1,738                                       81
                                                                                                        --------------------

Broadcasting Services & Programming (0.05%)
Vislink PLC                                                                 70,792                                      102
                                                                                                        --------------------

Building - Heavy Construction (1.04%)
Aecon Group Inc                                                             27,199                                      421
Keangnam Enterprises Ltd                                                     8,070                                      343
Lemminkainen Oyj                                                               936                                       67
Maeda Road Construction Co Ltd                                              19,470                                      171
Severfield-Rowen PLC                                                        10,120                                      435
Trevi Finanziaria SpA                                                       29,036                                      573
Veidekke ASA                                                                26,190                                      240
                                                                                                        --------------------
                                                                                                                      2,250
                                                                                                        --------------------
Building - Mobile Home & Manufactured Housing (0.04%)
Fleetwood Corp Ltd                                                           9,995                                       86
                                                                                                        --------------------

Building & Construction - Miscellaneous (1.29%)
Cosco International Holdings Ltd                                           602,000                                      608
Galliford Try PLC                                                          126,258                                      380
JM AB                                                                       50,248                                    1,212
Morgan Sindall PLC                                                          18,335                                      587
                                                                                                        --------------------
                                                                                                                      2,787
                                                                                                        --------------------
Building & Construction Products - Miscellaneous (2.00%)
Bauer AG                                                                     6,938                                      445
K Wah International Holdings Ltd                                           273,500                                      170
Kingspan Group PLC                                                          44,593                                      979
Nichias Corp                                                                54,000                                      551
Okabe Co Ltd                                                                29,000                                      165
Rockwool International A/S                                                   1,804                                      587
Sika AG                                                                        727                                    1,416
                                                                                                        --------------------
                                                                                                                      4,313
                                                                                                        --------------------
Building Products - Air & Heating (0.03%)
Belimo Holding AG                                                               60                                       72
                                                                                                        --------------------

Building Products - Cement & Aggregate (1.10%)
Adelaide Brighton Ltd                                                      194,257                                      681
Holcim Ltd                                                                  13,593                                    1,501
Semapa-Sociedade de Investimento e Gestao SGPS SA                           11,963                                      195
                                                                                                        --------------------
                                                                                                                      2,377
                                                                                                        --------------------
Building Products - Wood (0.14%)
China Grand Forestry Resources Group Ltd (a)                               926,337                                      306
                                                                                                        --------------------

Cable TV (0.16%)
Cogeco Cable Inc                                                             8,000                                      354
                                                                                                        --------------------

Capacitors (0.45%)
Mitsumi Electric Co Ltd                                                     23,726                                      969
                                                                                                        --------------------

Cellular Telecommunications (0.13%)
Drillisch AG (a)                                                             8,904                                      101
MTI Ltd                                                                         28                                       45
Okinawa Cellular Telephone Co                                                   46                                      136
                                                                                                        --------------------
                                                                                                                        282
                                                                                                        --------------------
Chemicals - Diversified (1.36%)
K+S AG                                                                       5,859                                    1,068

Chemicals - Diversified
Sakai Chemical Industry Co Ltd                                              43,000                                      288
Wacker Chemie AG                                                             6,673                                    1,570
                                                                                                        --------------------
                                                                                                                      2,926
                                                                                                        --------------------
Chemicals - Fibers (0.23%)
Han Kuk Carbon Co Ltd (b)                                                   23,600                                      205
Kolon Industries Inc                                                         6,860                                      295
                                                                                                        --------------------
                                                                                                                        500
                                                                                                        --------------------
Chemicals - Other (0.48%)
Kingboard Chemical Holdings Ltd                                            163,500                                    1,041
                                                                                                        --------------------

Chemicals - Specialty (0.85%)
Rhodia SA (a)                                                               21,960                                      799
Umicore                                                                      4,302                                    1,028
                                                                                                        --------------------
                                                                                                                      1,827
                                                                                                        --------------------
Coatings & Paint (0.31%)
Chugoku Marine Paints Ltd                                                   52,000                                      674
                                                                                                        --------------------

Commercial Banks (4.48%)
Aichi Bank Ltd/The                                                             500                                       43
Banca Popolare di Milano Scarl                                              49,801                                      736
Banco BPI SA                                                                70,318                                      592
Banif SGPS SA                                                                7,825                                       54
Bank of Iwate Ltd/The                                                        2,011                                      119
Bank of the Ryukyus Ltd                                                     13,200                                      172
Canadian Western Bank                                                       17,600                                      504
Daito Bank Ltd/The                                                          28,765                                       34
Industrial and Commercial Bank of China (Asia) Limited                     209,000                                      583
Julius Baer Holding AG                                                      27,373                                    2,047
Kagoshima Bank Ltd/The                                                      16,314                                      116
Keiyo Bank Ltd/The                                                          71,123                                      395
Laurentian Bank of Canada                                                   14,300                                      613
Oita Bank Ltd/The                                                           17,154                                       96
Pusan Bank                                                                  57,680                                    1,059
Ringkjoebing Landbobank A/S                                                    378                                       65
San-In Godo Bank Ltd/The                                                    12,369                                       98
Sydbank A/S                                                                 36,550                                    1,591
Tokushima Bank Ltd/The                                                      10,172                                       71
Valiant Holding (a)                                                          1,072                                      163
Wing Hang Bank Ltd                                                          37,500                                      431
Wing Lung Bank                                                               8,300                                       86
                                                                                                        --------------------
                                                                                                                      9,668
                                                                                                        --------------------
Commercial Services (0.92%)
Aggreko Plc                                                                151,438                                    1,791
Daiseki Co Ltd                                                               3,666                                      102
ITE Group PLC                                                               27,481                                       97
                                                                                                        --------------------
                                                                                                                      1,990
                                                                                                        --------------------
Communications (0.19%)
Teleperformance                                                             10,697                                      417
                                                                                                        --------------------

Computer Services (0.37%)
Hitachi Information Systems Ltd                                              6,900                                      148
Indra Sistemas SA                                                           23,719                                      642
                                                                                                        --------------------
                                                                                                                        790
                                                                                                        --------------------
Computers (0.32%)
Wincor Nixdorf AG                                                            8,170                                      679
                                                                                                        --------------------

Computers - Integrated Systems (0.15%)
CSE Global Ltd                                                              88,500                                       76
NS Solutions Corp                                                            9,200                                      255
                                                                                                        --------------------
                                                                                                                        331
                                                                                                        --------------------
Consulting Services (0.37%)
Savills PLC                                                                106,552                                      801
                                                                                                        --------------------

Containers - Metal & Glass (0.14%)
CCL Industries                                                               6,900                                      311
                                                                                                        --------------------

Cosmetics & Toiletries (0.63%)
Oriflame Cosmetics SA                                                       22,400                                    1,359
                                                                                                        --------------------

Diagnostic Equipment (0.19%)
Draegerwerk AG                                                               4,406                                      402
                                                                                                        --------------------

Direct Marketing (0.12%)
Moshi Moshi Hotline Inc                                                      5,344                                      262
                                                                                                        --------------------

Distribution & Wholesale (0.60%)
Diploma Plc                                                                  3,877                                       87
IMS-Intl Metal Service                                                       7,446                                      312
Inabata & Co Ltd                                                            14,029                                       92
MARR SpA                                                                    25,534                                      278
Matsuda Sangyo Co Ltd (b)                                                    8,874                                      304
Tat Hong Holdings Ltd                                                      130,000                                      211
                                                                                                        --------------------
                                                                                                                      1,284
                                                                                                        --------------------
Diversified Financial Services (0.32%)
Challenger Financial Services Group Ltd                                    125,599                                      691
                                                                                                        --------------------

Diversified Manufacturing Operations (1.42%)
Aalberts Industries NV                                                      23,296                                      555
Charter PLC (a)                                                             66,709                                    1,615
Invensys PLC                                                               103,988                                      660
Senior PLC                                                                  93,007                                      222
                                                                                                        --------------------
                                                                                                                      3,052
                                                                                                        --------------------
Diversified Minerals (0.29%)
Jubilee Mines NL (b)                                                        20,166                                      310
Nittetsu Mining Co Ltd                                                      40,736                                      324
                                                                                                        --------------------
                                                                                                                        634
                                                                                                        --------------------
Diversified Operations (0.87%)
Eriks Group NV                                                               1,293                                       98
GEA Group AG                                                                32,899                                    1,164
Hunting Plc                                                                 43,992                                      609
                                                                                                        --------------------
                                                                                                                      1,871
                                                                                                        --------------------
E-Commerce - Services (0.68%)
Dena Co Ltd (b)                                                                250                                    1,103
Rightmove PLC                                                               33,846                                      358
                                                                                                        --------------------
                                                                                                                      1,461
                                                                                                        --------------------
Electric - Distribution (0.15%)
DUET Group                                                                 104,893                                      315
                                                                                                        --------------------

Electric - Integrated (2.01%)
Fortis Inc                                                                  15,900                                      432
International Power PLC                                                    239,684                                    2,213

Electric - Integrated
Union Fenosa SA (b)                                                         28,703                                    1,698
                                                                                                        --------------------
                                                                                                                      4,343
                                                                                                        --------------------
Electronic Components - Miscellaneous (1.02%)
Chemring Group PLC                                                          15,992                                      591
Eizo Nanao Corp                                                              9,000                                      296
Miraial Co Ltd                                                               1,790                                       89
Nihon Dempa Kogyo Co Ltd                                                     5,700                                      355
Star Micronics Co Ltd                                                       28,300                                      877
                                                                                                        --------------------
                                                                                                                      2,208
                                                                                                        --------------------
Electronic Components - Semiconductors (0.00%)
United Technology Holdings Co Ltd                                                1                                        2
                                                                                                        --------------------

Electronic Measurement Instruments (0.04%)
Micronics Japan Co Ltd                                                       3,300                                       78
                                                                                                        --------------------

Electronic Parts Distribution (0.17%)
Kuroda Electric Co Ltd                                                      23,800                                      359
                                                                                                        --------------------

Energy - Alternate Sources (0.17%)
Sechilienne SA                                                               3,247                                      257
Theolia SA (a)                                                               4,381                                      117
                                                                                                        --------------------
                                                                                                                        374
                                                                                                        --------------------
Engineering - Research & Development Services (1.76%)
Bradken Ltd                                                                 56,462                                      532
Keller Group PLC                                                            28,264                                      570
Kyowa Exeo Corp                                                             37,000                                      388
Monadelphous Group Ltd                                                      14,990                                      193
Shinko Plantech Co Ltd                                                      41,000                                      594
WorleyParsons Ltd                                                           37,792                                    1,422
WSP Group PLC                                                                6,978                                      101
                                                                                                        --------------------
                                                                                                                      3,800
                                                                                                        --------------------
Enterprise Software & Services (0.75%)
Axon Group Plc                                                              18,452                                      317
Hitachi Software Engineering Co Ltd                                         18,434                                      351
Software AG                                                                  3,871                                      363
Temenos Group AG (a)                                                        25,124                                      587
                                                                                                        --------------------
                                                                                                                      1,618
                                                                                                        --------------------
E-Services - Consulting (0.27%)
Ementor ASA (a)                                                             64,207                                      581
                                                                                                        --------------------

Feminine Health Care Products (0.24%)
Hengan International Group Co Ltd                                          140,000                                      526
                                                                                                        --------------------

Filtration & Separation Products (0.84%)
Alfa Laval AB                                                               28,030                                    1,803
                                                                                                        --------------------

Finance - Investment Banker & Broker (1.52%)
Babcock & Brown Ltd (b)                                                     63,544                                    1,549
Bolsas y Mercados Espanoles                                                 17,939                                    1,114
Canaccord Capital Inc                                                       22,800                                      435
HQ AB                                                                        2,624                                       72
Takagi Securities Co Ltd                                                    34,541                                      113
                                                                                                        --------------------
                                                                                                                      3,283
                                                                                                        --------------------
Finance - Other Services (1.29%)
Deutsche Boerse AG                                                          13,998                                    1,901

Finance - Other Services
IG Group Holdings PLC                                                      112,470                                      872
                                                                                                        --------------------
                                                                                                                      2,773
                                                                                                        --------------------
Financial Guarantee Insurance (0.52%)
Euler Hermes SA                                                              8,458                                    1,127
                                                                                                        --------------------

Fisheries (0.02%)
Pescanova SA                                                                 1,120                                       52
                                                                                                        --------------------

Food - Catering (0.70%)
Sodexho Alliance SA                                                         21,873                                    1,513
                                                                                                        --------------------

Food - Confectionery (0.32%)
Lindt & Spruengli AG                                                            18                                      682
                                                                                                        --------------------

Food - Dairy Products (0.35%)
Dairy Crest Group PLC                                                       49,410                                      636
Glanbia Plc                                                                 19,617                                      118
                                                                                                        --------------------
                                                                                                                        754
                                                                                                        --------------------
Food - Meat Products (0.17%)
HKScan Oyj                                                                   8,661                                      181
Marudai Food Co Ltd                                                         50,000                                      179
                                                                                                        --------------------
                                                                                                                        360
                                                                                                        --------------------
Food - Miscellaneous/Diversified (1.71%)
Kerry Group PLC                                                             21,833                                      647
Kikkoman Corp                                                               70,000                                    1,057
Nutreco Holding NV                                                          22,037                                    1,558
Viscofan SA                                                                 17,783                                      415
                                                                                                        --------------------
                                                                                                                      3,677
                                                                                                        --------------------
Food - Retail (0.38%)
Jeronimo Martins SGPS SA                                                    88,081                                      542
North West Co Fund                                                          14,195                                      284
                                                                                                        --------------------
                                                                                                                        826
                                                                                                        --------------------
Food - Wholesale & Distribution (0.50%)
Heng Tai Consumables Group Ltd                                             855,000                                      138
Olam International Ltd                                                     221,000                                      467
Sligro Food Group NV                                                        10,608                                      483
                                                                                                        --------------------
                                                                                                                      1,088
                                                                                                        --------------------
Footwear & Related Apparel (0.14%)
Geox SpA                                                                    13,887                                      298
                                                                                                        --------------------

Forestry (0.31%)
Sino-Forest Corp (a)                                                        29,400                                      664
                                                                                                        --------------------

Gambling (Non-Hotel) (0.37%)
Paddy Power PLC                                                             22,922                                      804
                                                                                                        --------------------

Gas - Distribution (0.11%)
Samchully Co Ltd                                                             1,066                                      237
                                                                                                        --------------------

Gold Mining (0.68%)
Great Basin Gold Ltd (a)                                                    47,300                                      143
Inmet Mining Corp                                                            9,097                                      912
Red Back Mining Inc (a)                                                     61,286                                      407
                                                                                                        --------------------
                                                                                                                      1,462
                                                                                                        --------------------

Hazardous Waste Disposal (0.15%)
Transpacific Industries Group Ltd (b)                                       31,675                                      318
                                                                                                        --------------------

Home Decoration Products (0.18%)
Hunter Douglas NV                                                            4,330                                      389
                                                                                                        --------------------

Home Furnishings (0.25%)
Galiform PLC                                                               243,958                                      549
                                                                                                        --------------------

Hotels & Motels (0.25%)
Mandarin Oriental International Ltd                                         45,000                                      101
Millennium & Copthorne Hotels PLC                                           44,567                                      438
                                                                                                        --------------------
                                                                                                                        539
                                                                                                        --------------------
Human Resources (0.48%)
Michael Page International Plc                                             101,735                                      859
Robert Walters Plc                                                          37,402                                      182
                                                                                                        --------------------
                                                                                                                      1,041
                                                                                                        --------------------
Import & Export (0.48%)
Hyosung Corp                                                                13,629                                    1,032
                                                                                                        --------------------

Industrial Audio & Video Products (0.15%)
EVS Broadcast Equipment SA                                                   3,134                                      313
                                                                                                        --------------------

Industrial Automation & Robots (0.05%)
SFA Engineering Corp                                                         1,857                                      110
                                                                                                        --------------------

Industrial Gases (0.19%)
Air Water Inc                                                               37,000                                      412
                                                                                                        --------------------

Internet Brokers (0.04%)
Comdirect Bank AG                                                            7,568                                       94
                                                                                                        --------------------

Internet Content - Information & News (0.23%)
Iress Market Technology Ltd (b)                                             39,435                                      273
Seek Ltd (b)                                                                28,611                                      231
                                                                                                        --------------------
                                                                                                                        504
                                                                                                        --------------------
Investment Companies (0.56%)
ABG Sundal Collier ASA                                                      66,499                                      176
Arques Industries AG                                                        20,643                                      964
Hastings Diversified Utilities Fund                                         17,734                                       57
                                                                                                        --------------------
                                                                                                                      1,197
                                                                                                        --------------------
Investment Management & Advisory Services (2.04%)
AGF Management Ltd                                                          33,586                                    1,128
Azimut Holding SpA                                                          78,420                                    1,208
Henderson Group PLC                                                        354,256                                    1,237
MFS Ltd (b)                                                                163,359                                      680
Partners Group                                                               1,159                                      143
                                                                                                        --------------------
                                                                                                                      4,396
                                                                                                        --------------------
Leisure & Recreation Products (0.14%)
Beneteau SA                                                                  4,925                                      140
CTS Eventim AG                                                               3,911                                      153
                                                                                                        --------------------
                                                                                                                        293
                                                                                                        --------------------
Life & Health Insurance (0.49%)
Swiss Life Holding (a)                                                       4,065                                    1,054
                                                                                                        --------------------


Lighting Products & Systems (0.12%)
Zumtobel AG                                                                  6,617                                      252
                                                                                                        --------------------

Machinery - Construction & Mining (0.80%)
Aichi Corp                                                                  34,291                                      418
Danieli & Co SpA                                                            11,619                                      396
Palfinger AG                                                                 7,545                                      331
Takeuchi Manufacturing Co Ltd                                               10,200                                      584
                                                                                                        --------------------
                                                                                                                      1,729
                                                                                                        --------------------
Machinery - Electrical (0.78%)
Konecranes Oyj                                                              41,574                                    1,672
                                                                                                        --------------------

Machinery - General Industry (2.45%)
Alstom                                                                       5,889                                    1,197
Biesse SpA                                                                   9,385                                      274
Burckhardt Compression Holding AG                                              589                                      130
Frigoglass SA                                                                6,266                                      216
Haulotte Group                                                              19,461                                      734
MAN AG                                                                      15,029                                    2,192
Miyachi Corp                                                                 8,200                                      158
Sintokogio Ltd                                                              25,259                                      380
                                                                                                        --------------------
                                                                                                                      5,281
                                                                                                        --------------------
Machinery - Material Handling (0.33%)
Fuji Machine Manufacturing Co Ltd                                           10,600                                      206
Tsubakimoto Chain Co                                                        77,000                                      512
                                                                                                        --------------------
                                                                                                                        718
                                                                                                        --------------------
Machinery - Pumps (0.40%)
Weir Group Plc (The)                                                        51,371                                      867
                                                                                                        --------------------

Machinery Tools & Related Products (0.75%)
B&B Tools AB                                                                 5,903                                      195
Gildemeister AG                                                             26,891                                      746
Mori Seiki Co Ltd                                                           25,800                                      667
                                                                                                        --------------------
                                                                                                                      1,608
                                                                                                        --------------------
Marine Services (0.03%)
Polaris Minerals Corp (a)                                                    4,798                                       68
                                                                                                        --------------------

Medical - Biomedical/Gene (0.06%)
Oxford Biomedica Plc (a)                                                   175,517                                      125
                                                                                                        --------------------

Medical - Drugs (1.00%)
Actelion Ltd (a)                                                            23,620                                    1,309
Kyorin Co Ltd                                                               25,000                                      358
Nippon Shinyaku Co Ltd                                                      17,000                                      150
Oriola-KD OYJ                                                               29,826                                      140
Stallergenes                                                                 2,382                                      200
                                                                                                        --------------------
                                                                                                                      2,157
                                                                                                        --------------------
Medical - Generic Drugs (0.08%)
Towa Pharmaceutical Co Ltd                                                   4,179                                      181
                                                                                                        --------------------

Medical - Nursing Homes (0.73%)
Orpea (a)                                                                    7,736                                      461
Southern Cross Healthcare Ltd                                              105,650                                    1,102
                                                                                                        --------------------
                                                                                                                      1,563
                                                                                                        --------------------

Medical - Wholesale Drug Distribution (0.27%)
Meda AB                                                                     35,422                                      572
                                                                                                        --------------------

Medical Products (0.64%)
Bespak Plc                                                                   7,820                                      105
Sonova Holding AG                                                           12,677                                    1,272
                                                                                                        --------------------
                                                                                                                      1,377
                                                                                                        --------------------
Metal - Copper (0.63%)
Frontera Copper Corp (a)                                                    24,574                                      162
Mercator Minerals Ltd (a)                                                   35,168                                      295
Quadra Mining Ltd (a)                                                       32,900                                      610
Taseko Mines Ltd (a)                                                        56,352                                      295
                                                                                                        --------------------
                                                                                                                      1,362
                                                                                                        --------------------
Metal - Diversified (1.38%)
Anvil Mining Ltd (a)                                                         9,950                                      173
FNX Mining Co Inc (a)                                                       34,658                                    1,150
Imperial Metals Corp (a)                                                     6,200                                       92
KME Group SpA (a)                                                           45,783                                      121
Pacific Metals Co Ltd (b)                                                   56,000                                      865
Vedanta Resources PLC                                                       13,654                                      567
                                                                                                        --------------------
                                                                                                                      2,968
                                                                                                        --------------------
Metal - Iron (0.38%)
Labrador Iron Ore Royalty Income Fund                                        5,346                                      211
Mount Gibson Iron Ltd (a)                                                  289,702                                      612
                                                                                                        --------------------
                                                                                                                        823
                                                                                                        --------------------
Metal Processors & Fabrication (0.61%)
Taewoong Co Ltd (b)                                                          7,674                                      912
TK Corp (b)                                                                 10,991                                      400
                                                                                                        --------------------
                                                                                                                      1,312
                                                                                                        --------------------
Metal Products - Distribution (0.31%)
Daiichi Jitsugyo Co Ltd                                                     13,954                                       69
Metka SA                                                                    12,229                                      305
Sato Shoji Corp                                                              6,257                                       50
Yamazen Corp                                                                45,253                                      237
                                                                                                        --------------------
                                                                                                                        661
                                                                                                        --------------------
Metal Products - Fasteners (0.07%)
Oiles Corp                                                                   6,734                                      146
                                                                                                        --------------------

Mining Services (0.08%)
Major Drilling Group International (a)                                       3,300                                      176
                                                                                                        --------------------

Miscellaneous Manufacturers (0.33%)
Nippon Pillar Packing Co Ltd                                                11,612                                      101
Peace Mark Holdings Ltd                                                    300,000                                      447
Towa Corp                                                                   18,100                                      169
                                                                                                        --------------------
                                                                                                                        717
                                                                                                        --------------------
Mortgage Banks (0.18%)
Home Capital Group Inc                                                      11,300                                      392
                                                                                                        --------------------

MRI - Medical Diagnostic Imaging (0.56%)
Sonic Healthcare Ltd                                                        87,299                                    1,208
                                                                                                        --------------------

Multi-Line Insurance (0.48%)
CNP Assurances                                                               8,026                                    1,027
                                                                                                        --------------------


Multimedia (0.77%)
Corus Entertainment - B Shares (a)                                           2,380                                      113
Informa PLC                                                                150,996                                    1,546
                                                                                                        --------------------
                                                                                                                      1,659
                                                                                                        --------------------
Non-Ferrous Metals (0.43%)
Korea Zinc Co Ltd                                                            3,720                                      703
Recylex SA (a)                                                               6,130                                      228
Uranium One Inc (a)                                                              1                                        -
                                                                                                        --------------------
                                                                                                                        931
                                                                                                        --------------------
Office Automation & Equipment (0.40%)
Neopost SA                                                                   6,155                                      868
                                                                                                        --------------------

Oil - Field Services (1.17%)
Fugro NV                                                                    15,560                                    1,263
Petrofac Ltd                                                               134,891                                    1,268
                                                                                                        --------------------
                                                                                                                      2,531
                                                                                                        --------------------
Oil Company - Exploration & Production (1.26%)
ARC Energy Ltd (a)                                                         107,233                                      137
Avenir Diversified Income Trust                                             12,446                                       99
Bonterra Energy Income Trust                                                 5,064                                      147
Dana Petroleum Plc (a)                                                      29,801                                      709
Oilexco Inc (a)                                                            111,873                                    1,619
                                                                                                        --------------------
                                                                                                                      2,711
                                                                                                        --------------------
Oil Refining & Marketing (0.55%)
Fuchs Petrolub AG                                                            6,929                                      640
Parkland Income Fund                                                        16,611                                      287
Singapore Petroleum Co Ltd                                                  57,000                                      261
                                                                                                        --------------------
                                                                                                                      1,188
                                                                                                        --------------------
Optical Supplies (0.37%)
Cie Generale d'Optique Essilor International SA                             12,843                                      806
                                                                                                        --------------------

Paper & Related Products (0.11%)
Portucel-Empresa Produtora de Pasta e Papel SA                              62,979                                      233
                                                                                                        --------------------

Petrochemicals (0.26%)
LG Petrochemical Co Ltd                                                     11,360                                      565
                                                                                                        --------------------

Photo Equipment & Supplies (0.25%)
Tamron Co Ltd                                                               14,300                                      529
                                                                                                        --------------------

Pipelines (0.19%)
Pembina Pipeline Income Fund                                                23,212                                      414
                                                                                                        --------------------

Property & Casualty Insurance (1.16%)
Beazley Group PLC                                                          264,800                                      992
Brit Insurance Holdings Plc                                                 62,567                                      437
Chaucer Holdings PLC                                                       136,657                                      275
Dongbu Insurance Co Ltd                                                     18,960                                      796
                                                                                                        --------------------
                                                                                                                      2,500
                                                                                                        --------------------
Publishing - Periodicals (0.45%)
Euromoney Institutional Investor PLC                                         7,610                                       82
United Business Media PLC                                                   62,188                                      881
                                                                                                        --------------------
                                                                                                                        963
                                                                                                        --------------------
Real Estate Management & Services (1.46%)
Aedes SpA                                                                   13,078                                       88
Ardepro Co Ltd (b)                                                           1,546                                      401

Real Estate Management & Services
Atrium Co Ltd                                                                8,878                                      244
IVG Immobilien AG (b)                                                       20,397                                      764
Nexity                                                                      12,073                                      744
Pierre & Vacances                                                            1,448                                      201
Sumitomo Real Estate Sales Co Ltd                                            7,591                                      590
Tosei Corp                                                                     182                                      125
                                                                                                        --------------------
                                                                                                                      3,157

                                                                                                        --------------------
Real Estate Operator & Developer (2.37%)
Allgreen Properties Ltd                                                    288,000                                      372
Ho Bee Investment Ltd                                                      271,000                                      398
Icade                                                                       12,935                                      943
Joint Corp                                                                  21,868                                      584
Shoei Co Ltd                                                                 9,570                                      148
Singapore Land Ltd                                                           7,407                                       51
TK Development (a)                                                          13,100                                      249
UOL Group Ltd                                                              222,973                                      780
Urban Corp                                                                  44,400                                      720
Wheelock Properties (S) Ltd                                                137,000                                      252
Wing Tai Holdings Ltd                                                      233,567                                      607
                                                                                                        --------------------
                                                                                                                      5,104
                                                                                                        --------------------
Recycling (0.44%)
Asahi Pretec Corp                                                           28,904                                      944
                                                                                                        --------------------

Reinsurance (0.41%)
Hannover Rueckversicherung AG                                               17,420                                      883
                                                                                                        --------------------

REITS - Apartments (0.33%)
Boardwalk Real Estate Investment Trust (a)                                  14,800                                      705
                                                                                                        --------------------

REITS - Diversified (1.79%)
Canadian Real Estate Investment Trust                                       13,367                                      402
CapitaCommercial Trust                                                     217,000                                      415
Champion REIT                                                              156,994                                       89
Eurocommercial Properties NV                                                10,601                                      590
Mapletree Logistics Trust                                                  224,000                                      188
Suntec Real Estate Investment Trust                                        204,000                                      268
Unibail-Rodamco (b)                                                          7,400                                    1,905
                                                                                                        --------------------
                                                                                                                      3,857
                                                                                                        --------------------
REITS - Hotels (0.20%)
Ascott Residence Trust                                                     242,648                                      310
CDL Hospitality Trusts                                                      84,364                                      131
                                                                                                        --------------------
                                                                                                                        441
                                                                                                        --------------------
REITS - Office Property (0.37%)
Great Portland Estates PLC                                                  64,409                                      787
                                                                                                        --------------------

REITS - Warehouse & Industrial (0.06%)
Warehouses De Pauw SCA (a)                                                   1,875                                      128
                                                                                                        --------------------

Rental - Auto & Equipment (0.14%)
General de Alquiler de Maquinaria (a)(b)                                     9,318                                      310
                                                                                                        --------------------

Retail - Apparel & Shoe (0.29%)
Next PLC                                                                    15,608                                      627
                                                                                                        --------------------


Retail - Bookstore (0.36%)
WH Smith PLC                                                                97,587                                      767
                                                                                                        --------------------

Retail - Building Products (0.14%)
Kohnan Shoji Co Ltd                                                         23,200                                      294
                                                                                                        --------------------

Retail - Consumer Electronics (1.02%)
GOME Electrical Appliances Holdings Ltd                                    408,000                                      801
JB Hi-Fi Ltd (b)                                                            67,907                                      868
Joshin Denki Co Ltd (b)                                                     43,114                                      302
K's Holdings Corp                                                           10,392                                      227
                                                                                                        --------------------
                                                                                                                      2,198
                                                                                                        --------------------
Retail - Drug Store (0.13%)
Create SD Co Ltd                                                             8,400                                      165
Tsuruha Holdings Inc                                                         3,300                                      110
                                                                                                        --------------------
                                                                                                                        275
                                                                                                        --------------------
Retail - Jewelry (1.02%)
Seiko Holdings Corp                                                         41,000                                      242
Swatch Group AG                                                              5,959                                    1,955
                                                                                                        --------------------
                                                                                                                      2,197
                                                                                                        --------------------
Retail - Major Department Store (0.21%)
David Jones Ltd                                                             98,483                                      446
                                                                                                        --------------------

Retail - Miscellaneous/Diversified (0.09%)
Arcs Co Ltd                                                                 13,161                                      186
                                                                                                        --------------------

Retail - Office Supplies (0.07%)
Bechtle AG                                                                   3,579                                      155
                                                                                                        --------------------

Retail - Pubs (0.91%)
Mitchells & Butlers PLC                                                     37,600                                      470
Punch Taverns PLC                                                           73,559                                    1,484
                                                                                                        --------------------
                                                                                                                      1,954
                                                                                                        --------------------
Retail - Toy Store (0.21%)
JUMBO SA                                                                    12,927                                      442
                                                                                                        --------------------

Retail - Video Rental (0.20%)
Geo Corp (b)                                                                   212                                      439
                                                                                                        --------------------

Rubber - Tires (1.34%)
Compagnie Generale des Etablissements Michelin                              14,045                                    1,888
Nokian Renkaat OYJ                                                          25,695                                    1,006
                                                                                                        --------------------
                                                                                                                      2,894
                                                                                                        --------------------
Rubber & Plastic Products (0.28%)
JSP Corp                                                                     9,400                                      112
POLYTEC Holding AG                                                           9,559                                      147
Semperit AG Holding                                                          3,803                                      167
Tokai Rubber Industries Inc                                                  7,931                                      167
                                                                                                        --------------------
                                                                                                                        593
                                                                                                        --------------------
Schools (0.50%)
MegaStudy Co Ltd                                                             3,515                                    1,072
                                                                                                        --------------------

Seismic Data Collection (0.88%)
Cie Generale de Geophysique-Veritas (a)                                      5,819                                    1,901
                                                                                                        --------------------


Semiconductor Equipment (0.18%)
Jusung Engineering Co Ltd (a)(b)                                            13,150                                      387
                                                                                                        --------------------

Shipbuilding (0.10%)
Labroy Marine Ltd                                                          132,919                                      218
                                                                                                        --------------------

Steel - Producers (1.47%)
OneSteel Ltd                                                               119,381                                      731
Osaka Steel Co Ltd                                                           8,220                                      152
Salzgitter AG                                                                9,081                                    1,795
Schmolz + Bickenbach AG                                                      2,209                                      206
Sidenor Steel Products Manufacturing Co                                     13,229                                      274
                                                                                                        --------------------
                                                                                                                      3,158
                                                                                                        --------------------
Steel - Specialty (0.26%)
Mitsubishi Steel Manufacturing Co Ltd (b)                                  115,347                                      563
                                                                                                        --------------------

Storage & Warehousing (0.18%)
Big Yellow Group PLC                                                        38,175                                      390
                                                                                                        --------------------

Telecommunication Equipment (0.92%)
Parrot SA (a)                                                                1,793                                       89
Tandberg ASA                                                                65,300                                    1,572
VTech Holdings Ltd                                                          43,000                                      318
                                                                                                        --------------------
                                                                                                                      1,979

                                                                                                        --------------------
Telecommunication Services (0.32%)
Telenet Group Holding NV (a)                                                20,005                                      696
                                                                                                        --------------------

Telephone - Integrated (0.54%)
Elisa OYJ                                                                   37,611                                    1,169
                                                                                                        --------------------

Therapeutics (0.62%)
Grifols SA                                                                  58,374                                    1,340
                                                                                                        --------------------

Tools - Hand Held (0.36%)
Hitachi Koki Co Ltd                                                         44,753                                      771
                                                                                                        --------------------

Transport - Marine (2.38%)
D/S Norden                                                                   2,000                                      214
Golden Ocean Group Ltd (b)                                                 200,000                                    1,341
Jinhui Shipping & Transportation Ltd (a)                                    50,352                                      717
Korea Line Corp                                                              2,130                                      533
Pacific Basin Shipping Ltd                                                 396,000                                      831
Shinwa Kaiun Kaisha Ltd (b)                                                 53,371                                      554
Smit Internationale NV                                                       4,232                                      369
STX Pan Ocean Co Ltd                                                       258,000                                      580
                                                                                                        --------------------
                                                                                                                      5,139
                                                                                                        --------------------
Transport - Services (1.49%)
Firstgroup Plc                                                             116,810                                    1,646
Kintetsu World Express Inc                                                  18,600                                      636
Stagecoach Group PLC                                                       201,323                                      936
                                                                                                        --------------------
                                                                                                                      3,218
                                                                                                        --------------------
Transport - Truck (0.02%)
SBS Holdings Inc                                                                31                                       47
                                                                                                        --------------------

Venture Capital (0.09%)
Deutsche Beteiligungs AG                                                     5,765                                      202
                                                                                                        --------------------

Water (0.47%)
Pennon Group PLC                                                            82,441                                    1,024
                                                                                                        --------------------

Web Portals (0.51%)
So-net Entertainment Corp                                                       69                                      199
United Internet AG                                                          40,627                                      901
                                                                                                        --------------------
                                                                                                                      1,100
                                                                                                        --------------------
Wire & Cable Products (1.81%)
Draka Holding                                                                8,581                                      383
Leoni AG                                                                    10,464                                      638
Nexans SA                                                                   10,755                                    1,769
Taihan Electric Wire Co Ltd                                                 21,830                                    1,121
                                                                                                        --------------------
                                                                                                                      3,911
                                                                                                        --------------------
Wireless Equipment (0.14%)
Japan Radio Co Ltd                                                          90,000                                      310
                                                                                                        --------------------
TOTAL COMMON STOCKS                                                                                  $              210,960
                                                                                                        --------------------
PREFERRED STOCKS (1.40%)
Dialysis Centers (0.77%)
Fresenius SE                                                                21,266                                    1,650
                                                                                                        --------------------

Television (0.63%)
ProSiebenSat.1 Media AG                                                     43,432                                    1,365
                                                                                                        --------------------
TOTAL PREFERRED STOCKS                                                                               $                3,015
                                                                                                        --------------------
                                                                          Principal
                                                                          Amount                           Value (000's)
                                                                          (000's)
SHORT TERM INVESTMENTS (6.60%)
Commercial Paper (1.05%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                            2,276                                    2,276
                                                                                                        --------------------

Money Market Funds (5.55%)
BNY Institutional Cash Reserve Fund (c)                                     11,963                                   11,963
                                                                                                        --------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $               14,239
                                                                                                        --------------------
Total Investments                                                                                    $              228,214
Liabilities in Excess of Other Assets, Net - (5.86)%                                                               (12,640)
                                                                                                        --------------------
TOTAL NET ASSETS - 100.00%                                                                           $              215,574
                                                                                                        ====================
                                                                                                        --------------------

                                                                                                        ====================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $       50,451
Unrealized Depreciation                                           (5,237)
                                                              ------------
Net Unrealized Appreciation (Depreciation)                         45,214
Cost for federal income tax purposes                              183,000
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------- ------------
Country                                                           Percent
------------------------------------------------------------- ------------
United Kingdom                                                     16.70%
Japan                                                              14.39%
Germany                                                            10.28%
France                                                              9.18%
United States                                                       6.74%
Canada                                                              6.47%
Australia                                                           6.18%
Switzerland                                                         5.82%
Korea, Republic Of                                                  4.80%
Hong Kong                                                           3.69%
Netherlands                                                         2.68%
Spain                                                               2.58%
Singapore                                                           2.32%
Italy                                                               2.03%
Finland                                                             1.97%
Sweden                                                              1.79%
Denmark                                                             1.38%
Norway                                                              1.19%
Ireland                                                             1.18%
Belgium                                                             1.00%
Portugal                                                            0.75%
Luxembourg                                                          0.63%
Bermuda                                                             0.62%
Greece                                                              0.57%
Mauritius                                                           0.50%
Austria                                                             0.42%
Liabilities in Excess of Other Assets, Net                       (-5.86%)
                                                              ------------
TOTAL NET ASSETS                                                  100.00%
                                                              ============

Schedule of Investments

September 30, 2007 (unaudited)
LargeCap Blend Account

                                                                 Shares                                      Value (000's)
                                                                   Held
COMMON STOCKS (98.80%)
Advertising Agencies (0.16%)
Omnicom Group Inc                                                   9,400                              $                  452
                                                                                                          --------------------

Advertising Sales (0.15%)
Lamar Advertising Co (a)                                            8,800                                                 431
                                                                                                          --------------------

Aerospace & Defense (2.11%)
Boeing Co (a)                                                      15,900                                               1,669
General Dynamics Corp                                              25,900                                               2,188
Lockheed Martin Corp                                                4,300                                                 467
Raytheon Co                                                        16,100                                               1,027
Rockwell Collins Inc                                                7,600                                                 555
                                                                                                          --------------------
                                                                                                                        5,906
                                                                                                          --------------------
Aerospace & Defense Equipment (0.73%)
United Technologies Corp                                           25,500                                               2,052
                                                                                                          --------------------

Agricultural Chemicals (0.30%)
Monsanto Co                                                         9,700                                                 832
                                                                                                          --------------------

Agricultural Operations (0.09%)
Archer-Daniels-Midland Co                                           7,800                                                 258
                                                                                                          --------------------

Airlines (0.28%)
Southwest Airlines Co (a)                                          52,800                                                 781
                                                                                                          --------------------

Apparel Manufacturers (0.25%)
Coach Inc (b)                                                      14,800                                                 700
                                                                                                          --------------------

Applications Software (2.76%)
Intuit Inc (b)                                                     27,700                                                 839
Microsoft Corp                                                    200,500                                               5,907
Red Hat Inc (a)(b)                                                 50,600                                               1,005
                                                                                                          --------------------
                                                                                                                        7,751
                                                                                                          --------------------
Athletic Footwear (0.09%)
Nike Inc                                                            4,400                                                 258
                                                                                                          --------------------

Audio & Video Products (0.09%)
Harman International Industries Inc                                 2,900                                                 251
                                                                                                          --------------------

Auto - Car & Light Trucks (0.21%)
Ford Motor Co (a)(b)                                               67,700                                                 575
                                                                                                          --------------------

Auto/Truck Parts & Equipment - Original (0.13%)
Johnson Controls Inc                                                3,200                                                 378
                                                                                                          --------------------

Beverages - Non-Alcoholic (1.69%)
Coca-Cola Co/The                                                   34,600                                               1,988
Coca-Cola Enterprises Inc                                           5,900                                                 143
PepsiCo Inc                                                        35,500                                               2,601
                                                                                                          --------------------
                                                                                                                        4,732
                                                                                                          --------------------
Brewery (0.42%)
Anheuser-Busch Cos Inc                                             23,800                                               1,190
                                                                                                          --------------------

Building - Residential & Commercial (0.27%)
DR Horton Inc (a)                                                  14,400                                                 184
KB Home (a)                                                        12,200                                                 306
Lennar Corp (a)                                                    11,700                                                 265
                                                                                                          --------------------
                                                                                                                          755
                                                                                                          --------------------
Building Products - Wood (0.11%)
Masco Corp                                                         13,400                                                 310
                                                                                                          --------------------

Cable TV (1.08%)
Cablevision Systems Corp (b)                                        8,300                                                 290
EchoStar Communications Corp (a)(b)                                 8,300                                                 389
Rogers Communications Inc                                          22,500                                               1,024
Shaw Communications Inc                                            23,800                                                 591
Time Warner Cable Inc (b)                                          22,500                                                 738
                                                                                                          --------------------
                                                                                                                        3,032
                                                                                                          --------------------
Casino Hotels (0.14%)
MGM Mirage (a)(b)                                                   4,300                                                 385
                                                                                                          --------------------

Casino Services (0.48%)
International Game Technology                                      30,900                                               1,332
                                                                                                          --------------------

Cellular Telecommunications (0.25%)
MetroPCS Communications Inc (a)(b)                                 25,600                                                 698
                                                                                                          --------------------

Chemicals - Diversified (0.46%)
Dow Chemical Co/The                                                13,500                                                 581
EI Du Pont de Nemours & Co                                         14,500                                                 719
                                                                                                          --------------------
                                                                                                                        1,300
                                                                                                          --------------------
Chemicals - Specialty (0.04%)
Sigma-Aldrich Corp                                                  2,200                                                 107
                                                                                                          --------------------

Coal (0.48%)
Consol Energy Inc                                                  18,100                                                 844
Peabody Energy Corp (a)                                            10,200                                                 488
                                                                                                          --------------------
                                                                                                                        1,332
                                                                                                          --------------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                             2,300                                                 151
                                                                                                          --------------------

Commercial Banks (0.53%)
First Horizon National Corp                                        19,600                                                 523
Marshall & Ilsley Corp                                             10,900                                                 477
Synovus Financial Corp                                             17,700                                                 496
                                                                                                          --------------------
                                                                                                                        1,496
                                                                                                          --------------------
Commercial Services - Finance (0.53%)
H&R Block Inc (a)                                                  38,800                                                 822
Moody's Corp (a)                                                    6,600                                                 332
Western Union Co/The                                               15,400                                                 323
                                                                                                          --------------------
                                                                                                                        1,477
                                                                                                          --------------------
Computer Aided Design (0.17%)
Autodesk Inc (b)                                                    9,400                                                 470
                                                                                                          --------------------

Computer Services (0.18%)
Computer Sciences Corp (b)                                          3,000                                                 168

Computer Services
Electronic Data Systems Corp                                       15,400                                                 336
                                                                                                          --------------------
                                                                                                                          504
                                                                                                          --------------------
Computers (3.53%)
Apple Inc (b)                                                      11,300                                               1,735
Dell Inc (b)                                                       88,900                                               2,454
Hewlett-Packard Co                                                 60,400                                               3,007
International Business Machines Corp (a)                           13,600                                               1,602
Sun Microsystems Inc (b)                                          196,300                                               1,101
                                                                                                          --------------------
                                                                                                                        9,899
                                                                                                          --------------------
Computers - Memory Devices (0.67%)
EMC Corp/Massachusetts (b)                                         49,700                                               1,034
Network Appliance Inc (b)                                          18,500                                                 498
Seagate Technology (a)                                             14,100                                                 360
                                                                                                          --------------------
                                                                                                                        1,892
                                                                                                          --------------------
Consulting Services (0.22%)
Accenture Ltd                                                      15,600                                                 628
                                                                                                          --------------------

Consumer Products - Miscellaneous (0.49%)
Clorox Co (a)                                                      11,300                                                 689
Fortune Brands Inc                                                  2,000                                                 163
Kimberly-Clark Corp                                                 7,300                                                 513
                                                                                                          --------------------
                                                                                                                        1,365
                                                                                                          --------------------
Cosmetics & Toiletries (2.45%)
Avon Products Inc                                                  27,800                                               1,043
Colgate-Palmolive Co                                                9,000                                                 642
Procter & Gamble Co                                                73,792                                               5,191
                                                                                                          --------------------
                                                                                                                        6,876
                                                                                                          --------------------
Cruise Lines (0.10%)
Carnival Corp (a)                                                   5,500                                                 266
                                                                                                          --------------------

Data Processing & Management (0.30%)
Automatic Data Processing Inc                                      18,600                                                 854
                                                                                                          --------------------

Disposable Medical Products (0.12%)
CR Bard Inc                                                         3,900                                                 344
                                                                                                          --------------------

Distribution & Wholesale (0.12%)
Fastenal Co (a)                                                     7,400                                                 336
                                                                                                          --------------------

Diversified Manufacturing Operations (5.47%)
3M Co                                                              14,800                                               1,385
Danaher Corp                                                       28,400                                               2,349
Dover Corp                                                          6,400                                                 326
General Electric Co                                               181,800                                               7,526
Honeywell International Inc                                         6,000                                                 357
Illinois Tool Works Inc                                            20,100                                               1,199
Ingersoll-Rand Co Ltd (a)                                          18,800                                               1,024
Tyco International Ltd                                             26,700                                               1,184
                                                                                                          --------------------
                                                                                                                       15,350
                                                                                                          --------------------
E-Commerce - Products (0.56%)
Amazon.Com Inc (b)                                                 17,000                                               1,584
                                                                                                          --------------------

E-Commerce - Services (0.27%)
eBay Inc (b)                                                       15,500                                                 605

E-Commerce - Services
Expedia Inc (a)(b)                                                  4,500                                                 143
                                                                                                          --------------------
                                                                                                                          748
                                                                                                          --------------------
Electric - Generation (0.38%)
AES Corp/The (b)                                                   52,800                                               1,058
                                                                                                          --------------------

Electric - Integrated (2.20%)
Ameren Corp (a)                                                     3,900                                                 205
American Electric Power Co Inc                                      5,300                                                 244
Constellation Energy Group Inc                                      4,000                                                 343
Edison International                                               12,300                                                 682
Entergy Corp                                                       10,500                                               1,137
Exelon Corp                                                        20,600                                               1,553
FirstEnergy Corp                                                    3,100                                                 196
PPL Corp                                                           13,600                                                 630
Public Service Enterprise Group Inc                                 8,600                                                 757
TECO Energy Inc                                                    24,900                                                 409
                                                                                                          --------------------
                                                                                                                        6,156
                                                                                                          --------------------
Electronic Components - Miscellaneous (0.34%)
Tyco Electronics Ltd                                               26,800                                                 950
                                                                                                          --------------------

Electronic Components - Semiconductors (1.59%)
Advanced Micro Devices Inc (a)(b)                                 110,800                                               1,462
Broadcom Corp (b)                                                  22,000                                                 802
Intel Corp                                                         61,500                                               1,590
Xilinx Inc (a)                                                     23,400                                                 612
                                                                                                          --------------------
                                                                                                                        4,466
                                                                                                          --------------------
Engineering - Research & Development Services (0.26%)
Fluor Corp                                                          2,100                                                 303
Foster Wheeler Ltd (a)(b)                                           1,700                                                 223
McDermott International, Inc. (b)                                   3,500                                                 189
                                                                                                          --------------------
                                                                                                                          715
                                                                                                          --------------------
Enterprise Software & Services (0.29%)
Oracle Corp (b)                                                    37,100                                                 803
                                                                                                          --------------------

Entertainment Software (0.11%)
Electronic Arts Inc (b)                                             5,500                                                 308
                                                                                                          --------------------

Fiduciary Banks (0.92%)
Bank of New York Mellon Corp/The                                   26,500                                               1,170
Northern Trust Corp                                                 6,000                                                 398
State Street Corp                                                  14,900                                               1,015
                                                                                                          --------------------
                                                                                                                        2,583
                                                                                                          --------------------
Finance - Commercial (0.10%)
CIT Group Inc                                                       7,300                                                 293
                                                                                                          --------------------

Finance - Credit Card (0.65%)
American Express Co                                                25,400                                               1,508
Discover Financial Services                                        14,550                                                 303
                                                                                                          --------------------
                                                                                                                        1,811
                                                                                                          --------------------
Finance - Investment Banker & Broker (5.24%)
Bear Stearns Cos Inc/The                                            1,200                                                 147
Citigroup Inc                                                     135,360                                               6,317
Goldman Sachs Group Inc/The                                         9,300                                               2,016
Interactive Brokers Group Inc (a)(b)                               15,300                                                 402
JPMorgan Chase & Co                                                47,088                                               2,158
Lehman Brothers Holdings Inc (a)                                   11,000                                                 679
Finance - Investment Banker & Broker
Merrill Lynch & Co Inc                                             17,500                                               1,247
Morgan Stanley                                                     27,600                                               1,739
                                                                                                          --------------------
                                                                                                                       14,705
                                                                                                          --------------------
Finance - Mortgage Loan/Banker (0.68%)
Countrywide Financial Corp (a)                                     33,300                                                 633
Freddie Mac                                                        21,400                                               1,263
                                                                                                          --------------------
                                                                                                                        1,896
                                                                                                          --------------------
Finance - Other Services (0.29%)
CME Group Inc (a)                                                   1,400                                                 822
                                                                                                          --------------------

Financial Guarantee Insurance (0.03%)
AMBAC Financial Group Inc (a)                                       1,200                                                  76
                                                                                                          --------------------

Food - Miscellaneous/Diversified (0.77%)
General Mills Inc                                                  13,500                                                 783
Kraft Foods Inc                                                    39,893                                               1,377
                                                                                                          --------------------
                                                                                                                        2,160
                                                                                                          --------------------
Food - Retail (0.15%)
Kroger Co/The                                                       7,700                                                 220
Whole Foods Market Inc (a)                                          3,900                                                 191
                                                                                                          --------------------
                                                                                                                          411
                                                                                                          --------------------
Food - Wholesale & Distribution (0.22%)
SYSCO Corp                                                         17,100                                                 609
                                                                                                          --------------------

Forestry (0.13%)
Weyerhaeuser Co                                                     5,000                                                 362
                                                                                                          --------------------

Gas - Distribution (0.22%)
NiSource Inc                                                        5,600                                                 107
Sempra Energy                                                       8,600                                                 500
                                                                                                          --------------------
                                                                                                                          607
                                                                                                          --------------------
Gold Mining (0.05%)
Barrick Gold Corp                                                   3,800                                                 153
                                                                                                          --------------------

Health Care Cost Containment (0.10%)
McKesson Corp                                                       4,600                                                 270
                                                                                                          --------------------

Home Decoration Products (0.11%)
Newell Rubbermaid Inc                                              11,000                                                 317
                                                                                                          --------------------

Hotels & Motels (0.46%)
Hilton Hotels Corp                                                  2,900                                                 135
Marriott International Inc/DE                                      21,800                                                 948
Wyndham Worldwide Corp                                              6,300                                                 206
                                                                                                          --------------------
                                                                                                                        1,289
                                                                                                          --------------------
Human Resources (0.28%)
Monster Worldwide Inc (b)                                          18,000                                                 613
Robert Half International Inc                                       5,400                                                 161
                                                                                                          --------------------
                                                                                                                          774
                                                                                                          --------------------
Independent Power Producer (0.43%)
Dynegy Inc (a)(b)                                                  46,500                                                 429
NRG Energy Inc (a)(b)                                               8,700                                                 368
Reliant Energy Inc (b)                                             16,200                                                 415
                                                                                                          --------------------
                                                                                                                        1,212
                                                                                                          --------------------

Industrial Gases (0.46%)
Air Products & Chemicals Inc                                        5,600                                                 547
Praxair Inc                                                         9,000                                                 754
                                                                                                          --------------------
                                                                                                                        1,301
                                                                                                          --------------------
Instruments - Scientific (0.24%)
Thermo Fisher Scientific Inc (b)                                   11,800                                                 681
                                                                                                          --------------------

Insurance Brokers (0.48%)
AON Corp                                                           20,800                                                 932
Marsh & McLennan Cos Inc                                            7,700                                                 196
Willis Group Holdings Ltd                                           5,100                                                 209
                                                                                                          --------------------
                                                                                                                        1,337
                                                                                                          --------------------
Internet Security (0.05%)
VeriSign Inc (a)(b)                                                 4,000                                                 135
                                                                                                          --------------------

Investment Management & Advisory Services (0.43%)
Ameriprise Financial Inc                                            2,420                                                 153
Federated Investors Inc (a)                                         9,900                                                 393
Franklin Resources Inc                                              3,300                                                 421
Legg Mason Inc                                                      2,900                                                 244
                                                                                                          --------------------
                                                                                                                        1,211
                                                                                                          --------------------
Leisure & Recreation Products (0.03%)
Brunswick Corp/DE (a)                                               3,800                                                  87
                                                                                                          --------------------

Life & Health Insurance (1.04%)
Cigna Corp                                                         12,400                                                 661
Lincoln National Corp                                               9,700                                                 640
Prudential Financial Inc                                           16,600                                               1,620
                                                                                                          --------------------
                                                                                                                        2,921
                                                                                                          --------------------
Machinery - Construction & Mining (0.24%)
Caterpillar Inc                                                     6,000                                                 471
Joy Global Inc                                                      3,900                                                 198
                                                                                                          --------------------
                                                                                                                          669
                                                                                                          --------------------
Machinery - Farm (0.11%)
Deere & Co                                                          2,000                                                 297
                                                                                                          --------------------

Medical - Biomedical/Gene (0.84%)
Amgen Inc (b)                                                      23,200                                               1,312
Celgene Corp (a)(b)                                                 9,600                                                 685
Genentech Inc (a)(b)                                                2,800                                                 218
Genzyme Corp (b)                                                    2,300                                                 143
                                                                                                          --------------------
                                                                                                                        2,358
                                                                                                          --------------------
Medical - Drugs (4.29%)
Abbott Laboratories                                                21,300                                               1,142
Allergan Inc/United States                                         12,800                                                 825
Bristol-Myers Squibb Co                                            44,500                                               1,283
Cephalon Inc (a)(b)                                                 2,300                                                 168
Eli Lilly & Co                                                     22,800                                               1,298
Merck & Co Inc                                                     51,700                                               2,672
Pfizer Inc                                                         77,800                                               1,901
Schering-Plough Corp                                               41,300                                               1,306
Sepracor Inc (a)(b)                                                 1,200                                                  33
Wyeth                                                              31,400                                               1,399
                                                                                                          --------------------
                                                                                                                       12,027
                                                                                                          --------------------

Medical - Generic Drugs (0.17%)
Barr Pharmaceuticals Inc (a)(b)                                     8,200                                                 467
                                                                                                          --------------------

Medical - HMO (1.33%)
Aetna Inc                                                          20,400                                               1,107
Humana Inc (b)                                                      8,400                                                 587
UnitedHealth Group Inc                                             16,200                                                 785
WellPoint Inc (b)                                                  15,900                                               1,255
                                                                                                          --------------------
                                                                                                                        3,734
                                                                                                          --------------------
Medical - Wholesale Drug Distribution (0.30%)
Cardinal Health Inc                                                13,500                                                 844
                                                                                                          --------------------

Medical Instruments (0.88%)
Medtronic Inc                                                      32,100                                               1,811
St Jude Medical Inc (b)                                            15,100                                                 665
                                                                                                          --------------------
                                                                                                                        2,476
                                                                                                          --------------------
Medical Laboratory & Testing Service (0.20%)
Laboratory Corp of America Holdings (b)                             7,000                                                 548
                                                                                                          --------------------

Medical Products (2.37%)
Baxter International Inc                                            5,200                                                 293
Becton Dickinson & Co                                               6,700                                                 550
Covidien Ltd                                                       24,300                                               1,008
Johnson & Johnson                                                  62,900                                               4,133
Stryker Corp                                                        5,600                                                 385
Zimmer Holdings Inc (b)                                             3,500                                                 283
                                                                                                          --------------------
                                                                                                                        6,652
                                                                                                          --------------------
Metal - Diversified (0.67%)
Freeport-McMoRan Copper & Gold Inc                                 14,053                                               1,474
Rio Tinto PLC ADR (a)                                               1,200                                                 412
                                                                                                          --------------------
                                                                                                                        1,886
                                                                                                          --------------------
Metal Processors & Fabrication (0.11%)
Precision Castparts Corp                                            2,100                                                 311
                                                                                                          --------------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc                                                 7,000                                                 323
                                                                                                          --------------------

Multi-Line Insurance (3.21%)
ACE Ltd                                                            11,000                                                 666
American International Group Inc                                   64,600                                               4,370
Genworth Financial Inc                                             25,600                                                 787
Hartford Financial Services Group Inc                               8,300                                                 768
Loews Corp                                                          8,800                                                 426
MetLife Inc                                                        28,600                                               1,994
                                                                                                          --------------------
                                                                                                                        9,011
                                                                                                          --------------------
Multimedia (1.51%)
EW Scripps Co (a)                                                   6,200                                                 260
McGraw-Hill Cos Inc/The                                             8,900                                                 453
Meredith Corp                                                       3,400                                                 195
News Corp - Class A                                                53,100                                               1,168
Time Warner Inc                                                    49,100                                                 901
Walt Disney Co/The                                                 36,800                                               1,266
                                                                                                          --------------------
                                                                                                                        4,243
                                                                                                          --------------------
Networking Products (1.49%)
Cisco Systems Inc (b)                                              96,000                                               3,179

Networking Products
Juniper Networks Inc (b)                                           27,400                                               1,003
                                                                                                          --------------------
                                                                                                                        4,182
                                                                                                          --------------------
Non-Hazardous Waste Disposal (0.45%)
Allied Waste Industries Inc (a)(b)                                 64,100                                                 818
Republic Services Inc                                              13,550                                                 443
                                                                                                          --------------------
                                                                                                                        1,261
                                                                                                          --------------------
Office Supplies & Forms (0.12%)
Avery Dennison Corp (a)                                             5,900                                                 336
                                                                                                          --------------------

Oil - Field Services (2.03%)
Baker Hughes Inc                                                   14,800                                               1,337
BJ Services Co (a)                                                 15,300                                                 406
Schlumberger Ltd                                                   37,700                                               3,959
                                                                                                          --------------------
                                                                                                                        5,702
                                                                                                          --------------------
Oil & Gas Drilling (0.52%)
Nabors Industries Ltd (a)(b)                                        5,900                                                 181
Transocean Inc (a)(b)                                              11,400                                               1,289
                                                                                                          --------------------
                                                                                                                        1,470
                                                                                                          --------------------
Oil Company - Exploration & Production (1.25%)
Anadarko Petroleum Corp                                             5,800                                                 312
Devon Energy Corp                                                   4,200                                                 350
EOG Resources Inc                                                   6,600                                                 477
Murphy Oil Corp                                                    15,300                                               1,069
Occidental Petroleum Corp                                          11,600                                                 743
XTO Energy Inc                                                      8,800                                                 544
                                                                                                          --------------------
                                                                                                                        3,495
                                                                                                          --------------------
Oil Company - Integrated (6.37%)
Chevron Corp                                                       28,800                                               2,695
ConocoPhillips                                                     23,800                                               2,089
Exxon Mobil Corp                                                  129,500                                              11,986
Total SA ADR (a)                                                   13,400                                               1,086
                                                                                                          --------------------
                                                                                                                       17,856
                                                                                                          --------------------
Oil Field Machinery & Equipment (0.65%)
FMC Technologies Inc (b)                                           15,200                                                 877
Grant Prideco Inc (a)(b)                                           17,500                                                 954
                                                                                                          --------------------
                                                                                                                        1,831
                                                                                                          --------------------
Oil Refining & Marketing (0.59%)
Sunoco Inc                                                         14,100                                                 998
Valero Energy Corp                                                  9,900                                                 665
                                                                                                          --------------------
                                                                                                                        1,663
                                                                                                          --------------------
Optical Supplies (0.16%)
Alcon Inc                                                           3,200                                                 461
                                                                                                          --------------------

Paper & Related Products (0.31%)
Bowater Inc (a)                                                     7,500                                                 112
International Paper Co (a)                                         20,900                                                 750
                                                                                                          --------------------
                                                                                                                          862
                                                                                                          --------------------
Pharmacy Services (0.12%)
Medco Health Solutions Inc (b)                                      3,800                                                 343
                                                                                                          --------------------

Pipelines (0.46%)
Spectra Energy Corp                                                31,900                                                 781
Williams Cos Inc                                                   14,800                                                 504
                                                                                                          --------------------
                                                                                                                        1,285
                                                                                                          --------------------

Property & Casualty Insurance (0.16%)
Progressive Corp/The                                               14,600                                                 283
Travelers Cos Inc/The                                               3,315                                                 167
                                                                                                          --------------------
                                                                                                                          450
                                                                                                          --------------------
Publishing - Newspapers (0.03%)
Tribune Co                                                          3,299                                                  90
                                                                                                          --------------------

Regional Banks (4.01%)
Bank of America Corp                                               65,386                                               3,287
Capital One Financial Corp (a)                                     11,800                                                 784
PNC Financial Services Group Inc                                    6,900                                                 470
SunTrust Banks Inc                                                 15,300                                               1,158
US Bancorp                                                         46,900                                               1,526
Wachovia Corp                                                      22,100                                               1,108
Wells Fargo & Co                                                   82,100                                               2,924
                                                                                                          --------------------
                                                                                                                       11,257
                                                                                                          --------------------
REITS - Apartments (0.30%)
Equity Residential                                                 20,100                                                 851
                                                                                                          --------------------

REITS - Office Property (0.21%)
Boston Properties Inc                                               5,700                                                 592
                                                                                                          --------------------

REITS - Regional Malls (0.35%)
Simon Property Group Inc                                            9,900                                                 990
                                                                                                          --------------------

REITS - Warehouse & Industrial (0.18%)
Prologis                                                            7,500                                                 498
                                                                                                          --------------------

Retail - Apparel & Shoe (0.17%)
Ross Stores Inc                                                    18,300                                                 469
                                                                                                          --------------------

Retail - Bedding (0.48%)
Bed Bath & Beyond Inc (b)                                          39,300                                               1,341
                                                                                                          --------------------

Retail - Building Products (0.90%)
Home Depot Inc                                                     47,500                                               1,541
Lowe's Cos Inc                                                     34,900                                                 978
                                                                                                          --------------------
                                                                                                                        2,519
                                                                                                          --------------------
Retail - Consumer Electronics (0.04%)
Best Buy Co Inc                                                     2,550                                                 117
                                                                                                          --------------------

Retail - Discount (1.90%)
Costco Wholesale Corp                                               9,600                                                 589
Target Corp                                                        23,500                                               1,494
TJX Cos Inc                                                        26,100                                                 759
Wal-Mart Stores Inc                                                57,000                                               2,488
                                                                                                          --------------------
                                                                                                                        5,330
                                                                                                          --------------------
Retail - Drug Store (0.79%)
CVS Caremark Corp                                                  45,178                                               1,790
Walgreen Co                                                         8,900                                                 421
                                                                                                          --------------------
                                                                                                                        2,211
                                                                                                          --------------------
Retail - Regional Department Store (0.67%)
Kohl's Corp (b)                                                    32,700                                               1,875
                                                                                                          --------------------


Retail - Restaurants (0.11%)
Starbucks Corp (a)(b)                                              11,300                                                 296
                                                                                                          --------------------

Savings & Loans - Thrifts (0.17%)
Sovereign Bancorp Inc (a)                                           9,600                                                 163
Washington Mutual Inc                                               8,600                                                 304
                                                                                                          --------------------
                                                                                                                          467
                                                                                                          --------------------
Schools (0.04%)
Apollo Group Inc (b)                                                1,800                                                 108
                                                                                                          --------------------

Semiconductor Component - Integrated Circuits (0.64%)
Marvell Technology Group Ltd (a)(b)                                81,900                                               1,341
Maxim Integrated Products Inc                                      15,100                                                 443
                                                                                                          --------------------
                                                                                                                        1,784
                                                                                                          --------------------
Semiconductor Equipment (0.57%)
Applied Materials Inc                                              44,700                                                 925
ASML Holding NV (a)(b)                                             20,600                                                 677
                                                                                                          --------------------
                                                                                                                        1,602
                                                                                                          --------------------
Steel - Producers (0.25%)
Nucor Corp                                                         11,700                                                 696
                                                                                                          --------------------

Steel - Specialty (0.13%)
Allegheny Technologies Inc                                          3,300                                                 363
                                                                                                          --------------------

Telecommunication Equipment (0.22%)
Alcatel-Lucent ADR (a)                                             61,192                                                 623
                                                                                                          --------------------

Telecommunication Equipment - Fiber Optics (0.49%)
Corning Inc                                                        48,000                                               1,183
JDS Uniphase Corp (a)(b)                                           12,800                                                 192
                                                                                                          --------------------
                                                                                                                        1,375
                                                                                                          --------------------
Telephone - Integrated (2.22%)
AT&T Inc                                                          146,877                                               6,214
                                                                                                          --------------------

Therapeutics (0.41%)
Gilead Sciences Inc (b)                                            28,000                                               1,144
                                                                                                          --------------------

Tobacco (0.93%)
Altria Group Inc                                                   37,700                                               2,621
                                                                                                          --------------------

Toys (0.07%)
Hasbro Inc (a)                                                      1,700                                                  47
Mattel Inc                                                          6,800                                                 160
                                                                                                          --------------------
                                                                                                                          207
                                                                                                          --------------------
Transport - Rail (0.65%)
Canadian National Railway Co (a)                                   10,000                                                 570
Norfolk Southern Corp                                              22,000                                               1,142
Union Pacific Corp                                                  1,100                                                 124
                                                                                                          --------------------
                                                                                                                        1,836
                                                                                                          --------------------
Transport - Services (0.51%)
CH Robinson Worldwide Inc (a)                                       3,600                                                 196
Expeditors International Washington Inc                            12,800                                                 605
United Parcel Service Inc                                           8,400                                                 631
                                                                                                          --------------------
                                                                                                                        1,432
                                                                                                          --------------------
Web Portals (1.34%)
Google Inc (b)                                                      5,800                                               3,290

Web Portals
Yahoo! Inc (a)(b)                                                  17,500                                                 470
                                                                                                          --------------------
                                                                                                                        3,760
                                                                                                          --------------------
Wireless Equipment (1.73%)
American Tower Corp (b)                                            31,060                                               1,352
Crown Castle International Corp (a)(b)                             28,100                                               1,142
Motorola Inc                                                       61,900                                               1,147
Qualcomm Inc                                                       28,800                                               1,217
                                                                                                          --------------------
                                                                                                                        4,858
                                                                                                          --------------------
TOTAL COMMON STOCKS                                                                                    $              277,086
                                                                                                          --------------------
                                                                 Principal
                                                                 Amount                                      Value (000's)
                                                                 (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
3.70%, 12/27/2007 (b)(c)                                              150                                                 149
                                                                                                          --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                  $                  149
                                                                                                          --------------------
SHORT TERM INVESTMENTS (11.19%)
Money Market Funds (11.19%)
BNY Institutional Cash Reserve Fund (d)                            31,390                                              31,390
                                                                                                          --------------------
TOTAL SHORT TERM INVESTMENTS                                                                           $               31,390

                                                                                                          --------------------
Total Investments                                                                                      $              308,625
Liabilities in Excess of Other Assets, Net - (10.05)%                                                                (28,178)
                                                                                                          --------------------
TOTAL NET ASSETS - 100.00%                                                                             $              280,447

                                                                                                          ====================
                                                                                                          --------------------

                                                                                                          ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $149 or 0.05% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $               27,534
Unrealized Depreciation                                                 (10,279)
                                                             -------------------
Net Unrealized Appreciation (Depreciation)                                17,255
Cost for federal income tax purposes                                     291,370
All dollar amounts are shown in thousands (000's)


                                                      Futures Contracts
                                                                                        Current           Unrealized
                                                    Number                  Original    Market           Appreciation/
                                                       of
Type                                                Contracts                Value       Value          (Depreciation)
--------------------------------------------------- --------- --------------------------------------- --------------------
Buy:
S&P 500 EMINI; December 2007                           17                     $1,250       $1,307        57
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Financial                                              30.19%
Consumer, Non-cyclical                                 19.69%
Energy                                                 12.35%
Communications                                         11.56%
Industrial                                             11.33%
Technology                                             10.82%
Consumer, Cyclical                                      7.98%
Utilities                                               3.22%
Basic Materials                                         2.86%
Government                                              0.05%
Liabilities in Excess of Other Assets, Net          (-10.05%)
                                           -------------------
TOTAL NET ASSETS                                      100.00%


Other Assets Summary (unaudited)
Asset Type                                           Percent
Futures                                                0.47%


Schedule of Investments

September 30, 2007 (unaudited)
LargeCap Stock Index Account

                                                                        Shares                           Value (000's)
                                                                          Held
COMMON STOCKS (97.94%)
Advertising Agencies (0.15%)
Interpublic Group of Companies Inc (a)(b)                                  6,966                   $                   73
Omnicom Group Inc                                                          4,851                                      233
                                                                                                      --------------------
                                                                                                                      306
                                                                                                      --------------------
Aerospace & Defense (1.59%)
Boeing Co (a)                                                             11,579                                    1,216
General Dynamics Corp                                                      5,994                                      506
Lockheed Martin Corp                                                       5,130                                      557
Northrop Grumman Corp                                                      5,078                                      396
Raytheon Co                                                                6,461                                      412
Rockwell Collins Inc                                                       2,462                                      180
                                                                                                      --------------------
                                                                                                                    3,267
                                                                                                      --------------------
Aerospace & Defense Equipment (0.64%)
Goodrich Corp                                                              1,850                                      126
United Technologies Corp                                                  14,653                                    1,180
                                                                                                      --------------------
                                                                                                                    1,306
                                                                                                      --------------------
Agricultural Chemicals (0.34%)
Monsanto Co                                                                8,059                                      691
                                                                                                      --------------------

Agricultural Operations (0.15%)
Archer-Daniels-Midland Co                                                  9,509                                      315
                                                                                                      --------------------

Airlines (0.08%)
Southwest Airlines Co (a)                                                 11,041                                      163
                                                                                                      --------------------

Apparel Manufacturers (0.25%)
Coach Inc (b)                                                              5,512                                      260
Jones Apparel Group Inc (a)                                                1,381                                       29
Liz Claiborne Inc                                                          1,511                                       52
Polo Ralph Lauren Corp                                                       885                                       69
VF Corp                                                                    1,313                                      106
                                                                                                      --------------------
                                                                                                                      516
                                                                                                      --------------------
Appliances (0.05%)
Whirlpool Corp (a)                                                         1,152                                      103
                                                                                                      --------------------

Applications Software (1.85%)
Citrix Systems Inc (a)(b)                                                  2,656                                      107
Compuware Corp (b)                                                         4,477                                       36
Intuit Inc (b)                                                             5,007                                      152
Microsoft Corp                                                           119,127                                    3,509
                                                                                                      --------------------
                                                                                                                    3,804
                                                                                                      --------------------
Athletic Footwear (0.16%)
Nike Inc                                                                   5,712                                      335
                                                                                                      --------------------

Audio & Video Products (0.04%)
Harman International Industries Inc                                          964                                       83
                                                                                                      --------------------

Auto - Car & Light Trucks (0.28%)
Ford Motor Co (a)(b)                                                      31,021                                      263

Auto - Car & Light Trucks
General Motors Corp (a)                                                    8,361                                      307
                                                                                                      --------------------
                                                                                                                      570
                                                                                                      --------------------
Auto - Medium & Heavy Duty Trucks (0.15%)
Paccar Inc                                                                 3,673                                      313
                                                                                                      --------------------

Auto/Truck Parts & Equipment - Original (0.17%)
Johnson Controls Inc                                                       2,925                                      345
                                                                                                      --------------------

Beverages - Non-Alcoholic (1.76%)
Coca-Cola Co/The                                                          29,397                                    1,689
Coca-Cola Enterprises Inc                                                  4,212                                      102
Pepsi Bottling Group Inc                                                   2,070                                       77
PepsiCo Inc                                                               23,873                                    1,749
                                                                                                      --------------------
                                                                                                                    3,617
                                                                                                      --------------------
Beverages - Wine & Spirits (0.08%)
Brown-Forman Corp (a)                                                      1,278                                       96
Constellation Brands Inc (a)(b)                                            2,867                                       69
                                                                                                      --------------------
                                                                                                                      165
                                                                                                      --------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                                                    11,075                                      554
Molson Coors Brewing Co                                                    1,007                                      100
                                                                                                      --------------------
                                                                                                                      654
                                                                                                      --------------------
Broadcasting Services & Programming (0.13%)
Clear Channel Communications Inc                                           7,357                                      275
                                                                                                      --------------------

Building - Residential & Commercial (0.11%)
Centex Corp (a)                                                            1,773                                       47
DR Horton Inc (a)                                                          4,037                                       52
KB Home (a)                                                                1,137                                       28
Lennar Corp (a)                                                            2,060                                       47
Pulte Homes Inc (a)                                                        3,138                                       43
                                                                                                      --------------------
                                                                                                                      217
                                                                                                      --------------------
Building Products - Air & Heating (0.05%)
American Standard Cos Inc (a)                                              2,681                                       96
                                                                                                      --------------------

Building Products - Wood (0.06%)
Masco Corp                                                                 5,424                                      126
                                                                                                      --------------------

Cable TV (0.67%)
Comcast Corp (b)                                                          45,663                                    1,104
DIRECTV Group Inc/The (b)                                                 11,223                                      273
                                                                                                      --------------------
                                                                                                                    1,377
                                                                                                      --------------------
Casino Hotels (0.12%)
Harrah's Entertainment Inc (a)                                             2,766                                      240
                                                                                                      --------------------

Casino Services (0.10%)
International Game Technology                                              4,958                                      214
                                                                                                      --------------------

Cellular Telecommunications (0.18%)
Alltel Corp                                                                5,177                                      361
                                                                                                      --------------------

Chemicals - Diversified (0.77%)
Dow Chemical Co/The                                                       14,037                                      605
EI Du Pont de Nemours & Co                                                13,601                                      674
PPG Industries Inc                                                         2,424                                      183

Chemicals - Diversified
Rohm & Haas Co (a)                                                         2,029                                      113
                                                                                                      --------------------
                                                                                                                    1,575
                                                                                                      --------------------
Chemicals - Specialty (0.22%)
Ashland Inc                                                                  826                                       50
Eastman Chemical Co                                                        1,242                                       83
Ecolab Inc (a)                                                             2,573                                      121
Hercules Inc                                                               1,714                                       36
International Flavors & Fragrances Inc                                     1,319                                       70
Sigma-Aldrich Corp                                                         1,940                                       94
                                                                                                      --------------------
                                                                                                                      454
                                                                                                      --------------------
Coal (0.15%)
Consol Energy Inc                                                          2,694                                      125
Peabody Energy Corp (a)                                                    3,923                                      188
                                                                                                      --------------------
                                                                                                                      313
                                                                                                      --------------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                                    1,604                                      105
                                                                                                      --------------------

Commercial Banks (0.65%)
BB&T Corp                                                                  8,155                                      329
Commerce Bancorp Inc/NJ                                                    2,840                                      110
First Horizon National Corp (a)                                            1,865                                       50
M&T Bank Corp                                                              1,108                                      115
Marshall & Ilsley Corp                                                     3,938                                      172
Regions Financial Corp                                                    10,400                                      307
Synovus Financial Corp                                                     4,837                                      136
Zions Bancorporation (a)                                                   1,589                                      109
                                                                                                      --------------------
                                                                                                                    1,328
                                                                                                      --------------------
Commercial Services (0.02%)
Convergys Corp (b)                                                         2,003                                       35
                                                                                                      --------------------

Commercial Services - Finance (0.29%)
Equifax Inc                                                                2,108                                       80
H&R Block Inc (a)                                                          4,796                                      102
Moody's Corp                                                               3,273                                      165
Western Union Co/The                                                      11,416                                      239
                                                                                                      --------------------
                                                                                                                      586
                                                                                                      --------------------
Computer Aided Design (0.08%)
Autodesk Inc (a)(b)                                                        3,398                                      170
                                                                                                      --------------------

Computer Services (0.29%)
Affiliated Computer Services Inc (b)                                       1,471                                       74
Cognizant Technology Solutions Corp (b)                                    2,136                                      170
Computer Sciences Corp (b)                                                 2,571                                      144
Electronic Data Systems Corp                                               7,519                                      164
Unisys Corp (a)(b)                                                         5,170                                       34
                                                                                                      --------------------
                                                                                                                      586
                                                                                                      --------------------
Computers (3.63%)
Apple Inc (b)                                                             12,849                                    1,973
Dell Inc (b)                                                              33,562                                      926
Hewlett-Packard Co                                                        38,090                                    1,897
International Business Machines Corp                                      20,100                                    2,368
Sun Microsystems Inc (b)                                                  52,266                                      293
                                                                                                      --------------------
                                                                                                                    7,457
                                                                                                      --------------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                                               2,667                                      133
                                                                                                      --------------------

Computers - Memory Devices (0.47%)
EMC Corp/Massachusetts (b)                                                30,987                                      645
Network Appliance Inc (b)                                                  5,257                                      141
SanDisk Corp (a)(b)                                                        3,366                                      185
                                                                                                      --------------------
                                                                                                                      971
                                                                                                      --------------------
Computers - Peripheral Equipment (0.03%)
Lexmark International Inc (b)                                              1,396                                       58
                                                                                                      --------------------

Consumer Products - Miscellaneous (0.37%)
Clorox Co (a)                                                              2,044                                      125
Fortune Brands Inc                                                         2,263                                      184
Kimberly-Clark Corp                                                        6,288                                      442
                                                                                                      --------------------
                                                                                                                      751
                                                                                                      --------------------
Containers - Metal & Glass (0.04%)
Ball Corp (a)                                                              1,513                                       81
                                                                                                      --------------------

Containers - Paper & Plastic (0.08%)
Bemis Co Inc (a)                                                           1,544                                       45
Pactiv Corp (b)                                                            1,931                                       55
Sealed Air Corp (a)                                                        2,386                                       61
                                                                                                      --------------------
                                                                                                                      161
                                                                                                      --------------------
Cosmetics & Toiletries (1.99%)
Avon Products Inc                                                          6,392                                      240
Colgate-Palmolive Co                                                       7,534                                      537
Estee Lauder Cos Inc/The (a)                                               1,693                                       72
Procter & Gamble Co                                                       46,108                                    3,243
                                                                                                      --------------------
                                                                                                                    4,092
                                                                                                      --------------------
Cruise Lines (0.15%)
Carnival Corp (a)                                                          6,447                                      312
                                                                                                      --------------------

Data Processing & Management (0.39%)
Automatic Data Processing Inc                                              7,846                                      360
Fidelity National Information Services                                     2,510                                      111
Fiserv Inc (b)                                                             2,466                                      126
Paychex Inc                                                                5,026                                      206
                                                                                                      --------------------
                                                                                                                      803
                                                                                                      --------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                                   2,068                                       80
                                                                                                      --------------------

Disposable Medical Products (0.07%)
CR Bard Inc (a)                                                            1,527                                      135
                                                                                                      --------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                           2,511                                      125
WW Grainger Inc                                                            1,060                                       97
                                                                                                      --------------------
                                                                                                                      222
                                                                                                      --------------------
Diversified Manufacturing Operations (5.02%)
3M Co                                                                     10,576                                      990
Cooper Industries Ltd                                                      2,714                                      139
Danaher Corp                                                               3,643                                      301
Dover Corp                                                                 3,023                                      154
Eaton Corp                                                                 2,153                                      213
General Electric Co (c)                                                  151,384                                    6,267
Honeywell International Inc                                               11,057                                      657
Illinois Tool Works Inc                                                    6,199                                      370
Ingersoll-Rand Co Ltd (a)                                                  4,235                                      231
ITT Corp                                                                   2,675                                      182
Diversified Manufacturing Operations
Leggett & Platt Inc (a)                                                    2,581                                       49
Parker Hannifin Corp                                                       1,716                                      192
Textron Inc                                                                3,689                                      229
Tyco International Ltd                                                     7,345                                      326
                                                                                                      --------------------
                                                                                                                   10,300
                                                                                                      --------------------
Diversified Operations (0.06%)
Leucadia National Corp (a)                                                 2,433                                      117
                                                                                                      --------------------

Drug Delivery Systems (0.05%)
Hospira Inc (b)                                                            2,321                                       96
                                                                                                      --------------------

E-Commerce - Products (0.20%)
Amazon.Com Inc (a)(b)                                                      4,515                                      421
                                                                                                      --------------------

E-Commerce - Services (0.36%)
eBay Inc (b)                                                              16,856                                      657
IAC/InterActiveCorp (a)(b)                                                 2,823                                       84
                                                                                                      --------------------
                                                                                                                      741
                                                                                                      --------------------
Electric - Generation (0.10%)
AES Corp/The (b)                                                           9,879                                      198
                                                                                                      --------------------

Electric - Integrated (2.98%)
Allegheny Energy Inc (b)                                                   2,454                                      128
Ameren Corp (a)                                                            3,067                                      161
American Electric Power Co Inc                                             5,898                                      272
Centerpoint Energy Inc                                                     4,745                                       76
CMS Energy Corp                                                            3,318                                       56
Consolidated Edison Inc (a)                                                4,004                                      185
Constellation Energy Group Inc                                             2,667                                      229
Dominion Resources Inc/VA                                                  4,300                                      362
DTE Energy Co (a)                                                          2,521                                      122
Duke Energy Corp                                                          18,619                                      348
Edison International                                                       4,814                                      267
Entergy Corp                                                               2,891                                      313
Exelon Corp                                                                9,961                                      751
FirstEnergy Corp                                                           4,504                                      285
FPL Group Inc                                                              6,011                                      366
Integrys Energy Group Inc                                                  1,123                                       58
PG&E Corp                                                                  5,221                                      250
Pinnacle West Capital Corp                                                 1,482                                       59
PPL Corp                                                                   5,660                                      262
Progress Energy Inc                                                        3,825                                      179
Public Service Enterprise Group Inc                                        3,757                                      331
Southern Co                                                               11,176                                      405
TECO Energy Inc (a)                                                        3,111                                       51
TXU Corp                                                                   6,813                                      466
Xcel Energy Inc                                                            6,204                                      134
                                                                                                      --------------------
                                                                                                                    6,116

                                                                                                      --------------------
Electric Products - Miscellaneous (0.33%)
Emerson Electric Co                                                       11,702                                      623
Molex Inc                                                                  2,122                                       57
                                                                                                      --------------------
                                                                                                                      680
                                                                                                      --------------------
Electronic Components - Miscellaneous (0.19%)
Jabil Circuit Inc                                                          3,067                                       70
Solectron Corp (a)(b)                                                     13,503                                       53

Electronic Components - Miscellaneous
Tyco Electronics Ltd                                                       7,346                                      260
                                                                                                      --------------------
                                                                                                                      383
                                                                                                      --------------------
Electronic Components - Semiconductors (2.21%)
Advanced Micro Devices Inc (a)(b)                                          8,126                                      107
Altera Corp (a)                                                            5,261                                      127
Broadcom Corp (b)                                                          6,931                                      253
Intel Corp                                                                86,284                                    2,231
LSI Corp (a)(b)                                                           10,580                                       78
MEMC Electronic Materials Inc (b)                                          3,326                                      196
Microchip Technology Inc                                                   3,213                                      117
Micron Technology Inc (a)(b)                                              11,183                                      124
National Semiconductor Corp (a)                                            3,552                                       96
Nvidia Corp (b)                                                            8,109                                      294
QLogic Corp (a)(b)                                                         2,171                                       29
Texas Instruments Inc                                                     21,114                                      773
Xilinx Inc (a)                                                             4,372                                      114
                                                                                                      --------------------
                                                                                                                    4,539
                                                                                                      --------------------
Electronic Forms (0.18%)
Adobe Systems Inc (a)(b)                                                   8,694                                      380
                                                                                                      --------------------

Electronic Measurement Instruments (0.12%)
Agilent Technologies Inc (b)                                               5,711                                      211
Tektronix Inc                                                              1,122                                       31
                                                                                                      --------------------
                                                                                                                      242
                                                                                                      --------------------
Electronics - Military (0.09%)
L-3 Communications Holdings Inc (a)                                        1,862                                      190
                                                                                                      --------------------

Engineering - Research & Development Services (0.09%)
Fluor Corp (a)                                                             1,305                                      188
                                                                                                      --------------------

Engines - Internal Combustion (0.10%)
Cummins Inc                                                                1,537                                      197
                                                                                                      --------------------

Enterprise Software & Services (0.75%)
BMC Software Inc (b)                                                       2,973                                       93
CA Inc                                                                     5,742                                      148
Novell Inc (b)                                                             5,169                                       39
Oracle Corp (b)                                                           58,169                                    1,259
                                                                                                      --------------------
                                                                                                                    1,539
                                                                                                      --------------------
Entertainment Software (0.13%)
Electronic Arts Inc (b)                                                    4,595                                      257
                                                                                                      --------------------

Fiduciary Banks (0.64%)
Bank of New York Mellon Corp/The                                          16,811                                      742
Northern Trust Corp                                                        2,829                                      188
State Street Corp                                                          5,755                                      392
                                                                                                      --------------------
                                                                                                                    1,322
                                                                                                      --------------------
Filtration & Separation Products (0.03%)
Pall Corp                                                                  1,811                                       70
                                                                                                      --------------------

Finance - Commercial (0.05%)
CIT Group Inc                                                              2,819                                      113
                                                                                                      --------------------

Finance - Consumer Loans (0.15%)
SLM Corp                                                                   6,096                                      303
                                                                                                      --------------------

Finance - Credit Card (0.58%)
American Express Co                                                       17,477                                    1,037
Discover Financial Services                                                7,051                                      147
                                                                                                      --------------------
                                                                                                                    1,184
                                                                                                      --------------------
Finance - Investment Banker & Broker (4.86%)
Bear Stearns Cos Inc/The                                                   1,716                                      211
Charles Schwab Corp/The                                                   14,003                                      302
Citigroup Inc                                                             73,498                                    3,430
E*Trade Financial Corp (b)                                                 6,283                                       82
Goldman Sachs Group Inc/The                                                5,993                                    1,299
JPMorgan Chase & Co                                                       49,996                                    2,291
Lehman Brothers Holdings Inc (a)                                           7,842                                      484
Merrill Lynch & Co Inc                                                    12,734                                      908
Morgan Stanley                                                            15,551                                      980
                                                                                                      --------------------
                                                                                                                    9,987
                                                                                                      --------------------
Finance - Mortgage Loan/Banker (0.78%)
Countrywide Financial Corp (a)                                             8,510                                      162
Fannie Mae                                                                14,382                                      874
Freddie Mac                                                                9,606                                      567
                                                                                                      --------------------
                                                                                                                    1,603
                                                                                                      --------------------
Finance - Other Services (0.30%)
CME Group Inc (a)                                                            785                                      461
IntercontinentalExchange Inc (b)                                           1,022                                      155
                                                                                                      --------------------
                                                                                                                      616

                                                                                                      --------------------
Financial Guarantee Insurance (0.12%)
AMBAC Financial Group Inc (a)                                              1,503                                       95
MBIA Inc (a)                                                               1,870                                      114
MGIC Investment Corp (a)                                                   1,211                                       39
                                                                                                      --------------------
                                                                                                                      248
                                                                                                      --------------------
Food - Confectionery (0.16%)
Hershey Co/The (a)                                                         2,498                                      116
WM Wrigley Jr Co                                                           3,210                                      206
                                                                                                      --------------------
                                                                                                                      322
                                                                                                      --------------------
Food - Dairy Products (0.02%)
Dean Foods Co                                                              1,914                                       49
                                                                                                      --------------------

Food - Meat Products (0.04%)
Tyson Foods Inc                                                            4,064                                       73
                                                                                                      --------------------

Food - Miscellaneous/Diversified (1.01%)
Campbell Soup Co                                                           3,320                                      123
ConAgra Foods Inc                                                          7,237                                      189
General Mills Inc                                                          4,878                                      283
HJ Heinz Co                                                                4,715                                      218
Kellogg Co                                                                 3,920                                      219
Kraft Foods Inc                                                           23,295                                      804
McCormick & Co Inc/MD                                                      1,916                                       69
Sara Lee Corp                                                             10,705                                      179
                                                                                                      --------------------
                                                                                                                    2,084
                                                                                                      --------------------
Food - Retail (0.30%)
Kroger Co/The                                                             10,453                                      298
Safeway Inc                                                                6,488                                      215
Whole Foods Market Inc                                                     2,053                                      100
                                                                                                      --------------------
                                                                                                                      613
                                                                                                      --------------------
Food - Wholesale & Distribution (0.21%)
SUPERVALU Inc                                                              3,104                                      121

Food - Wholesale & Distribution
SYSCO Corp                                                                 9,012                                      321
                                                                                                      --------------------
                                                                                                                      442
                                                                                                      --------------------
Forestry (0.17%)
Plum Creek Timber Co Inc (a)                                               2,579                                      115
Weyerhaeuser Co                                                            3,189                                      231
                                                                                                      --------------------
                                                                                                                      346
                                                                                                      --------------------
Gas - Distribution (0.16%)
Nicor Inc                                                                    667                                       29
NiSource Inc                                                               4,051                                       77
Sempra Energy                                                              3,901                                      227
                                                                                                      --------------------
                                                                                                                      333
                                                                                                      --------------------
Gold Mining (0.15%)
Newmont Mining Corp                                                        6,671                                      298
                                                                                                      --------------------

Health Care Cost Containment (0.12%)
McKesson Corp                                                              4,373                                      257
                                                                                                      --------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                                      4,082                                      118
                                                                                                      --------------------

Hotels & Motels (0.36%)
Hilton Hotels Corp                                                         5,768                                      268
Marriott International Inc/DE                                              4,721                                      205
Starwood Hotels & Resorts Worldwide Inc                                    3,100                                      188
Wyndham Worldwide Corp                                                     2,639                                       87
                                                                                                      --------------------
                                                                                                                      748
                                                                                                      --------------------
Human Resources (0.07%)
Monster Worldwide Inc (b)                                                  1,956                                       67
Robert Half International Inc                                              2,422                                       72
                                                                                                      --------------------
                                                                                                                      139
                                                                                                      --------------------
Independent Power Producer (0.03%)
Dynegy Inc (a)(b)                                                          7,322                                       68
                                                                                                      --------------------

Industrial Automation & Robots (0.08%)
Rockwell Automation Inc/DE                                                 2,254                                      157
                                                                                                      --------------------

Industrial Gases (0.34%)
Air Products & Chemicals Inc                                               3,192                                      312
Praxair Inc                                                                4,726                                      396
                                                                                                      --------------------
                                                                                                                      708
                                                                                                      --------------------
Instruments - Scientific (0.30%)
Applera Corp - Applied Biosystems Group                                    2,709                                       94
PerkinElmer Inc                                                            1,792                                       52
Thermo Fisher Scientific Inc (b)                                           6,303                                      364
Waters Corp (b)                                                            1,475                                       99
                                                                                                      --------------------
                                                                                                                      609
                                                                                                      --------------------
Insurance Brokers (0.19%)
AON Corp                                                                   4,326                                      194
Marsh & McLennan Cos Inc                                                   8,008                                      204
                                                                                                      --------------------
                                                                                                                      398
                                                                                                      --------------------
Internet Infrastructure Software (0.03%)
Akamai Technologies Inc (a)(b)                                             2,447                                       70
                                                                                                      --------------------

Internet Security (0.18%)
Symantec Corp (a)(b)                                                      13,289                                      257

Internet Security
VeriSign Inc (a)(b)                                                        3,603                                      122
                                                                                                      --------------------
                                                                                                                      379
                                                                                                      --------------------
Investment Companies (0.06%)
American Capital Strategies Ltd (a)                                        2,777                                      119
                                                                                                      --------------------

Investment Management & Advisory Services (0.50%)
Ameriprise Financial Inc                                                   3,476                                      219
Federated Investors Inc (a)                                                1,293                                       51
Franklin Resources Inc                                                     2,398                                      306
Janus Capital Group Inc (a)                                                2,332                                       66
Legg Mason Inc                                                             1,962                                      166
T Rowe Price Group Inc (a)                                                 3,918                                      218
                                                                                                      --------------------
                                                                                                                    1,026
                                                                                                      --------------------
Leisure & Recreation Products (0.01%)
Brunswick Corp/DE (a)                                                      1,314                                       30
                                                                                                      --------------------

Life & Health Insurance (0.87%)
Aflac Inc                                                                  7,217                                      412
Cigna Corp                                                                 4,179                                      223
Lincoln National Corp                                                      3,999                                      264
Prudential Financial Inc                                                   6,782                                      662
Torchmark Corp                                                             1,414                                       88
Unum Group                                                                 5,331                                      130
                                                                                                      --------------------
                                                                                                                    1,779
                                                                                                      --------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                                1,993                                       74
                                                                                                      --------------------

Machinery - Construction & Mining (0.43%)
Caterpillar Inc                                                            9,443                                      741
Terex Corp (b)                                                             1,506                                      134
                                                                                                      --------------------
                                                                                                                      875
                                                                                                      --------------------
Machinery - Farm (0.24%)
Deere & Co                                                                 3,278                                      487
                                                                                                      --------------------

Medical - Biomedical/Gene (0.92%)
Amgen Inc (b)                                                             16,056                                      908
Biogen Idec Inc (a)(b)                                                     4,254                                      282
Celgene Corp (b)                                                           5,655                                      403
Genzyme Corp (b)                                                           3,896                                      242
Millipore Corp (a)(b)                                                        797                                       61
                                                                                                      --------------------
                                                                                                                    1,896
                                                                                                      --------------------
Medical - Drugs (4.49%)
Abbott Laboratories                                                       22,834                                    1,225
Allergan Inc/United States (a)                                             4,543                                      293
Bristol-Myers Squibb Co                                                   29,223                                      842
Eli Lilly & Co                                                            14,580                                      830
Forest Laboratories Inc (b)                                                4,671                                      174
King Pharmaceuticals Inc (b)                                               3,607                                       42
Merck & Co Inc                                                            32,155                                    1,662
Pfizer Inc                                                               102,346                                    2,500
Schering-Plough Corp                                                      23,926                                      757
Wyeth                                                                     19,867                                      885
                                                                                                      --------------------
                                                                                                                    9,210
                                                                                                      --------------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)                                               1,584                                       90
Mylan Laboratories Inc                                                     3,676                                       59

Medical - Generic Drugs
Watson Pharmaceuticals Inc (b)                                             1,514                                       49
                                                                                                      --------------------
                                                                                                                      198
                                                                                                      --------------------
Medical - HMO (1.16%)
Aetna Inc                                                                  7,556                                      410
Coventry Health Care Inc (b)                                               2,309                                      144
Humana Inc (b)                                                             2,490                                      174
UnitedHealth Group Inc                                                    19,575                                      948
WellPoint Inc (b)                                                          8,921                                      704
                                                                                                      --------------------
                                                                                                                    2,380
                                                                                                      --------------------
Medical - Hospitals (0.01%)
Tenet Healthcare Corp (a)(b)                                               7,001                                       24
                                                                                                      --------------------

Medical - Nursing Homes (0.03%)
Manor Care Inc                                                             1,082                                       70
                                                                                                      --------------------

Medical - Wholesale Drug Distribution (0.22%)
AmerisourceBergen Corp                                                     2,662                                      120
Cardinal Health Inc                                                        5,386                                      337
                                                                                                      --------------------
                                                                                                                      457
                                                                                                      --------------------
Medical Information Systems (0.04%)
IMS Health Inc                                                             2,881                                       88
                                                                                                      --------------------

Medical Instruments (0.70%)
Boston Scientific Corp (b)                                                19,711                                      275
Medtronic Inc                                                             16,756                                      945
St Jude Medical Inc (b)                                                    5,037                                      222
                                                                                                      --------------------
                                                                                                                    1,442
                                                                                                      --------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                                 1,733                                      136
Quest Diagnostics Inc                                                      2,310                                      133
                                                                                                      --------------------
                                                                                                                      269
                                                                                                      --------------------
Medical Products (2.21%)
Baxter International Inc                                                   9,526                                      536
Becton Dickinson & Co                                                      3,596                                      295
Covidien Ltd                                                               7,346                                      305
Johnson & Johnson                                                         42,766                                    2,810
Stryker Corp                                                               3,506                                      241
Varian Medical Systems Inc (b)                                             1,868                                       78
Zimmer Holdings Inc (b)                                                    3,489                                      283
                                                                                                      --------------------
                                                                                                                    4,548
                                                                                                      --------------------
Metal - Aluminum (0.25%)
Alcoa Inc                                                                 13,061                                      511
                                                                                                      --------------------

Metal - Diversified (0.29%)
Freeport-McMoRan Copper & Gold Inc                                         5,640                                      592
                                                                                                      --------------------

Metal Processors & Fabrication (0.15%)
Precision Castparts Corp                                                   2,037                                      301
                                                                                                      --------------------

Motorcycle/Motor Scooter (0.08%)
Harley-Davidson Inc                                                        3,711                                      172
                                                                                                      --------------------

Multi-Line Insurance (2.66%)
ACE Ltd                                                                    4,861                                      295
Allstate Corp/The                                                          8,643                                      494

Multi-Line Insurance
American International Group Inc                                          37,888                                    2,563
Assurant Inc (a)                                                           1,426                                       76
Cincinnati Financial Corp                                                  2,541                                      110
Genworth Financial Inc                                                     6,540                                      201
Hartford Financial Services Group Inc                                      4,694                                      434
Loews Corp                                                                 6,569                                      318
MetLife Inc                                                               10,976                                      765
XL Capital Ltd                                                             2,685                                      213
                                                                                                      --------------------
                                                                                                                    5,469
                                                                                                      --------------------
Multimedia (1.70%)
EW Scripps Co (a)                                                          1,326                                       56
McGraw-Hill Cos Inc/The                                                    5,007                                      255
Meredith Corp                                                                569                                       33
News Corp - Class A                                                       34,204                                      752
Time Warner Inc                                                           55,099                                    1,012
Viacom Inc (b)                                                            10,145                                      395
Walt Disney Co/The                                                        28,677                                      986
                                                                                                      --------------------
                                                                                                                    3,489
                                                                                                      --------------------
Networking Products (1.59%)
Cisco Systems Inc (b)                                                     89,991                                    2,980
Juniper Networks Inc (b)                                                   7,596                                      278
                                                                                                      --------------------
                                                                                                                    3,258
                                                                                                      --------------------
Non-Hazardous Waste Disposal (0.17%)
Allied Waste Industries Inc (a)(b)                                         4,261                                       54
Waste Management Inc                                                       7,670                                      290
                                                                                                      --------------------
                                                                                                                      344
                                                                                                      --------------------
Office Automation & Equipment (0.19%)
Pitney Bowes Inc                                                           3,249                                      147
Xerox Corp (b)                                                            13,827                                      240
                                                                                                      --------------------
                                                                                                                      387
                                                                                                      --------------------
Office Supplies & Forms (0.04%)
Avery Dennison Corp (a)                                                    1,573                                       90
                                                                                                      --------------------

Oil - Field Services (1.68%)
Baker Hughes Inc                                                           4,721                                      427
BJ Services Co (a)                                                         4,309                                      114
Halliburton Co (a)                                                        13,152                                      505
Schlumberger Ltd                                                          17,612                                    1,849
Smith International Inc                                                    2,963                                      212
Weatherford International Ltd (a)(b)                                       4,979                                      334
                                                                                                      --------------------
                                                                                                                    3,441
                                                                                                      --------------------
Oil & Gas Drilling (0.48%)
ENSCO International Inc                                                    2,187                                      123
Nabors Industries Ltd (a)(b)                                               4,154                                      128
Noble Corp (a)                                                             3,967                                      194
Rowan Cos Inc                                                              1,633                                       60
Transocean Inc (b)                                                         4,274                                      483
                                                                                                      --------------------
                                                                                                                      988
                                                                                                      --------------------
Oil Company - Exploration & Production (1.54%)
Anadarko Petroleum Corp                                                    6,854                                      368
Apache Corp                                                                4,905                                      442
Chesapeake Energy Corp                                                     6,062                                      214
Devon Energy Corp                                                          6,590                                      548
EOG Resources Inc                                                          3,617                                      262
Murphy Oil Corp                                                            2,785                                      195
Occidental Petroleum Corp                                                 12,274                                      786

Oil Company - Exploration & Production
XTO Energy Inc                                                             5,700                                      352
                                                                                                      --------------------
                                                                                                                    3,167
                                                                                                      --------------------
Oil Company - Integrated (6.57%)
Chevron Corp                                                              31,495                                    2,947
ConocoPhillips                                                            24,041                                    2,110
Exxon Mobil Corp                                                          81,944                                    7,585
Hess Corp                                                                  4,087                                      272
Marathon Oil Corp                                                         10,063                                      574
                                                                                                      --------------------
                                                                                                                   13,488
                                                                                                      --------------------
Oil Field Machinery & Equipment (0.18%)
National Oilwell Varco Inc (b)                                             2,631                                      380
                                                                                                      --------------------

Oil Refining & Marketing (0.37%)
Sunoco Inc                                                                 1,778                                      126
Tesoro Corp                                                                2,018                                       93
Valero Energy Corp                                                         8,183                                      549
                                                                                                      --------------------
                                                                                                                      768
                                                                                                      --------------------
Optical Supplies (0.03%)
Bausch & Lomb Inc                                                            819                                       52
                                                                                                      --------------------

Paper & Related Products (0.19%)
International Paper Co (a)                                                 6,348                                      228
MeadWestvaco Corp                                                          2,710                                       80
Temple-Inland Inc (a)                                                      1,566                                       82
                                                                                                      --------------------
                                                                                                                      390
                                                                                                      --------------------
Pharmacy Services (0.28%)
Express Scripts Inc (b)                                                    3,810                                      213
Medco Health Solutions Inc (b)                                             4,001                                      361
                                                                                                      --------------------
                                                                                                                      574
                                                                                                      --------------------
Photo Equipment & Supplies (0.05%)
Eastman Kodak Co (a)                                                       4,240                                      113
                                                                                                      --------------------

Pipelines (0.41%)
El Paso Corp                                                              10,351                                      176
Questar Corp                                                               2,551                                      134
Spectra Energy Corp                                                        9,339                                      228
Williams Cos Inc                                                           8,868                                      302
                                                                                                      --------------------
                                                                                                                      840
                                                                                                      --------------------
Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                                     3,281                                      120
                                                                                                      --------------------

Property & Casualty Insurance (0.54%)
Chubb Corp                                                                 5,811                                      312
Progressive Corp/The                                                      10,698                                      208
Safeco Corp                                                                1,538                                       94
Travelers Cos Inc/The                                                      9,700                                      488
                                                                                                      --------------------
                                                                                                                    1,102
                                                                                                      --------------------
Publicly Traded Investment Fund (1.13%)
iShares S&P 500 Index Fund/US (a)                                         15,220                                    2,324
                                                                                                      --------------------

Publishing - Newspapers (0.14%)
Dow Jones & Co Inc                                                           964                                       58
Gannett Co Inc                                                             3,441                                      150
New York Times Co/The (a)                                                  2,126                                       42

Publishing - Newspapers
Tribune Co                                                                 1,137                                       31
                                                                                                      --------------------
                                                                                                                      281
                                                                                                      --------------------
Quarrying (0.06%)
Vulcan Materials Co (a)                                                    1,412                                      126
                                                                                                      --------------------

Real Estate Management & Services (0.04%)
CB Richard Ellis Group Inc (a)(b)                                          2,913                                       81
                                                                                                      --------------------

Regional Banks (4.55%)
Bank of America Corp                                                      65,561                                    3,296
Capital One Financial Corp                                                 6,171                                      410
Comerica Inc                                                               2,261                                      116
Fifth Third Bancorp                                                        7,915                                      268
Huntington Bancshares Inc/OH (a)                                           5,406                                       92
Keycorp                                                                    5,753                                      186
National City Corp                                                         9,357                                      235
PNC Financial Services Group Inc                                           5,053                                      344
SunTrust Banks Inc                                                         5,157                                      390
US Bancorp                                                                25,508                                      830
Wachovia Corp                                                             28,116                                    1,410
Wells Fargo & Co                                                          49,384                                    1,759
                                                                                                      --------------------
                                                                                                                    9,336
                                                                                                      --------------------
REITS - Apartments (0.28%)
Apartment Investment & Management Co (a)                                   1,429                                       65
Archstone-Smith Trust (a)                                                  3,304                                      199
AvalonBay Communities Inc                                                  1,178                                      139
Equity Residential                                                         4,095                                      173
                                                                                                      --------------------
                                                                                                                      576
                                                                                                      --------------------
REITS - Diversified (0.10%)
Vornado Realty Trust                                                       1,976                                      216
                                                                                                      --------------------

REITS - Hotels (0.08%)
Host Hotels & Resorts Inc                                                  7,716                                      173
                                                                                                      --------------------

REITS - Office Property (0.09%)
Boston Properties Inc                                                      1,759                                      183
                                                                                                      --------------------

REITS - Regional Malls (0.26%)
General Growth Properties Inc                                              3,628                                      195
Simon Property Group Inc (a)                                               3,301                                      330
                                                                                                      --------------------
                                                                                                                      525
                                                                                                      --------------------
REITS - Shopping Centers (0.13%)
Developers Diversified Realty Corp                                         1,835                                      103
Kimco Realty Corp                                                          3,727                                      168
                                                                                                      --------------------
                                                                                                                      271
                                                                                                      --------------------
REITS - Storage (0.07%)
Public Storage Inc                                                         1,839                                      145
                                                                                                      --------------------

REITS - Warehouse & Industrial (0.12%)
Prologis                                                                   3,797                                      252
                                                                                                      --------------------

Retail - Apparel & Shoe (0.24%)
Abercrombie & Fitch Co                                                     1,281                                      103
Gap Inc/The                                                                7,312                                      135
Ltd Brands Inc                                                             4,711                                      108

Retail - Apparel & Shoe
Nordstrom Inc                                                              2,923                                      137
                                                                                                      --------------------
                                                                                                                      483
                                                                                                      --------------------
Retail - Auto Parts (0.04%)
Autozone Inc (b)                                                             676                                       79
                                                                                                      --------------------

Retail - Automobile (0.02%)
AutoNation Inc (a)(b)                                                      2,239                                       40
                                                                                                      --------------------

Retail - Bedding (0.07%)
Bed Bath & Beyond Inc (a)(b)                                               4,009                                      137
                                                                                                      --------------------

Retail - Building Products (0.69%)
Home Depot Inc (a)                                                        24,948                                      809
Lowe's Cos Inc                                                            21,846                                      612
                                                                                                      --------------------
                                                                                                                    1,421
                                                                                                      --------------------
Retail - Consumer Electronics (0.16%)
Best Buy Co Inc                                                            5,881                                      270
Circuit City Stores Inc                                                    2,490                                       20
RadioShack Corp (a)                                                        2,036                                       42
                                                                                                      --------------------
                                                                                                                      332
                                                                                                      --------------------
Retail - Discount (1.48%)
Big Lots Inc (a)(b)                                                        1,504                                       45
Costco Wholesale Corp                                                      6,470                                      397
Family Dollar Stores Inc (a)                                               2,151                                       57
Target Corp                                                               12,508                                      795
TJX Cos Inc                                                                6,569                                      191
Wal-Mart Stores Inc                                                       35,463                                    1,548
                                                                                                      --------------------
                                                                                                                    3,033
                                                                                                      --------------------
Retail - Drug Store (0.76%)
CVS Caremark Corp                                                         21,880                                      867
Walgreen Co                                                               14,681                                      694
                                                                                                      --------------------
                                                                                                                    1,561
                                                                                                      --------------------
Retail - Jewelry (0.05%)
Tiffany & Co                                                               2,020                                      106
                                                                                                      --------------------

Retail - Major Department Store (0.17%)
JC Penney Co Inc                                                           3,275                                      208
Sears Holdings Corp (a)(b)                                                 1,119                                      142
                                                                                                      --------------------
                                                                                                                      350
                                                                                                      --------------------
Retail - Office Supplies (0.17%)
Office Depot Inc (b)                                                       4,030                                       83
OfficeMax Inc                                                              1,113                                       38
Staples Inc                                                               10,548                                      227
                                                                                                      --------------------
                                                                                                                      348
                                                                                                      --------------------
Retail - Regional Department Store (0.24%)
Dillard's Inc                                                                899                                       20
Kohl's Corp (b)                                                            4,695                                      269
Macy's Inc                                                                 6,405                                      207
                                                                                                      --------------------
                                                                                                                      496
                                                                                                      --------------------
Retail - Restaurants (0.80%)
Darden Restaurants Inc                                                     2,093                                       88
McDonald's Corp                                                           17,608                                      959
Starbucks Corp (a)(b)                                                     11,012                                      288
Wendy's International Inc (a)                                              1,290                                       45

Retail - Restaurants
Yum! Brands Inc                                                            7,682                                      260
                                                                                                      --------------------
                                                                                                                    1,640
                                                                                                      --------------------
Rubber - Tires (0.05%)
Goodyear Tire & Rubber Co/The (b)                                          3,117                                       95
                                                                                                      --------------------

Savings & Loans - Thrifts (0.33%)
Hudson City Bancorp Inc (a)                                                7,858                                      121
Sovereign Bancorp Inc (a)                                                  5,309                                       90
Washington Mutual Inc                                                     12,939                                      457
                                                                                                      --------------------
                                                                                                                      668
                                                                                                      --------------------
Schools (0.06%)
Apollo Group Inc (a)(b)                                                    2,099                                      126
                                                                                                      --------------------

Semiconductor Component - Integrated Circuits (0.14%)
Analog Devices Inc                                                         4,598                                      166
Linear Technology Corp (a)                                                 3,280                                      115
                                                                                                      --------------------
                                                                                                                      281
                                                                                                      --------------------
Semiconductor Equipment (0.33%)
Applied Materials Inc                                                     20,361                                      421
Kla-Tencor Corp                                                            2,854                                      159
Novellus Systems Inc (a)(b)                                                1,829                                       50
Teradyne Inc (a)(b)                                                        2,802                                       39
                                                                                                      --------------------
                                                                                                                      669
                                                                                                      --------------------
Steel - Producers (0.21%)
Nucor Corp                                                                 4,254                                      253
United States Steel Corp                                                   1,747                                      185
                                                                                                      --------------------
                                                                                                                      438
                                                                                                      --------------------
Steel - Specialty (0.08%)
Allegheny Technologies Inc                                                 1,510                                      166
                                                                                                      --------------------

Telecommunication Equipment (0.09%)
Avaya Inc (b)                                                              6,751                                      114
Tellabs Inc (b)                                                            6,476                                       62
                                                                                                      --------------------
                                                                                                                      176
                                                                                                      --------------------
Telecommunication Equipment - Fiber Optics (0.33%)
Ciena Corp (a)(b)                                                          1,270                                       48
Corning Inc                                                               23,241                                      573
JDS Uniphase Corp (a)(b)                                                   3,127                                       47
                                                                                                      --------------------
                                                                                                                      668
                                                                                                      --------------------
Telecommunication Services (0.06%)
Embarq Corp                                                                2,254                                      125
                                                                                                      --------------------

Telephone - Integrated (3.40%)
AT&T Inc                                                                  90,110                                    3,813
CenturyTel Inc                                                             1,654                                       76
Citizens Communications Co (a)                                             5,027                                       72
Qwest Communications International Inc (a)(b)                             23,605                                      216
Sprint Nextel Corp                                                        42,058                                      799
Verizon Communications Inc                                                42,884                                    1,899
Windstream Corp                                                            7,053                                      100
                                                                                                      --------------------
                                                                                                                    6,975

                                                                                                      --------------------
Television (0.15%)
CBS Corp                                                                  10,120                                      319
                                                                                                      --------------------


Therapeutics (0.27%)
Gilead Sciences Inc (b)                                                   13,687                                      559
                                                                                                      --------------------

Tobacco (1.19%)
Altria Group Inc                                                          31,104                                    2,162
Reynolds American Inc (a)                                                  2,528                                      161
UST Inc (a)                                                                2,355                                      117
                                                                                                      --------------------
                                                                                                                    2,440
                                                                                                      --------------------
Tools - Hand Held (0.09%)
Black & Decker Corp                                                          971                                       81
Snap-On Inc                                                                  856                                       42
Stanley Works/The                                                          1,213                                       68
                                                                                                      --------------------
                                                                                                                      191

                                                                                                      --------------------
Toys (0.10%)
Hasbro Inc (a)                                                             2,364                                       66
Mattel Inc                                                                 5,830                                      137
                                                                                                      --------------------
                                                                                                                      203
                                                                                                      --------------------
Transport - Rail (0.67%)
Burlington Northern Santa Fe Corp                                          4,438                                      360
CSX Corp                                                                   6,486                                      277
Norfolk Southern Corp                                                      5,815                                      302
Union Pacific Corp                                                         3,936                                      445
                                                                                                      --------------------
                                                                                                                    1,384
                                                                                                      --------------------
Transport - Services (0.89%)
CH Robinson Worldwide Inc (a)                                              2,550                                      138
FedEx Corp                                                                 4,562                                      478
Ryder System Inc                                                             884                                       43
United Parcel Service Inc                                                 15,510                                    1,165
                                                                                                      --------------------
                                                                                                                    1,824
                                                                                                      --------------------
Web Portals (1.20%)
Google Inc (b)                                                             3,413                                    1,936
Yahoo! Inc (a)(b)                                                         19,904                                      534
                                                                                                      --------------------
                                                                                                                    2,470
                                                                                                      --------------------
Wireless Equipment (0.82%)
Motorola Inc                                                              34,198                                      634
Qualcomm Inc                                                              24,736                                    1,045
                                                                                                      --------------------
                                                                                                                    1,679
                                                                                                      --------------------
TOTAL COMMON STOCKS                                                                                $              201,087
                                                                                                      --------------------
                                                                        Principal
                                                                        Amount                           Value (000's)
                                                                        (000's)
SHORT TERM INVESTMENTS (10.55%)
Commercial Paper (1.65%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                          3,393                                    3,393
                                                                                                      --------------------

Money Market Funds (8.90%)
BNY Institutional Cash Reserve Fund (d)                                   18,279                                   18,279
                                                                                                      --------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $               21,672
                                                                                                      --------------------
Total Investments                                                                                  $              222,759
Liabilities in Excess of Other Assets, Net - (8.49)%                                                             (17,439)
                                                                                                      --------------------
TOTAL NET ASSETS - 100.00%                                                                         $              205,320
                                                                                                      ====================
                                                                                                      --------------------

                                                                                                      ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,677 or 0.82% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $               54,901
Unrealized Depreciation                                             (10,627)

                                                         --------------------
Net Unrealized Appreciation (Depreciation)                            44,274
Cost for federal income tax purposes                                 178,485
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                                                          Current          Unrealized
                                                    Number                  Original      Market          Appreciation/
                                                       of
Type                                                Contracts                Value         Value         (Depreciation)
--------------------------------------------------- --------- ---------------------------------------- --------------------
Buy:
S & P 500; December 2007                               10                  $3,832         $3,845                13
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------------- --------------------
Sector                                                          Percent
--------------------------------------------------- --------------------
Financial                                                        29.56%
Consumer, Non-cyclical                                           18.97%
Industrial                                                       11.48%
Energy                                                           11.39%
Communications                                                   11.38%
Technology                                                       10.78%
Consumer, Cyclical                                                7.35%
Utilities                                                         3.27%
Basic Materials                                                   3.12%
Exchange Traded Funds                                             1.13%
Diversified                                                       0.06%
Liabilities in Excess of Other Assets, Net                     (-8.49%)
                                                    --------------------
TOTAL NET ASSETS                                                100.00%
                                                    ====================

Other Assets Summary (unaudited)
----------------------------------------------------------------
Asset Type                                              Percent
----------------------------------------------------------------
Futures                                                   1.87%


Schedule of Investments

September 30, 2007 (unaudited)
LargeCap Value Account

                                                                     Shares                                      Value (000's)
                                                                       Held
COMMON STOCKS (98.00%)
Advertising Agencies (0.25%)
Interpublic Group of Companies Inc (a)(b)                              54,400                              $                  565
                                                                                                              --------------------

Aerospace & Defense (1.17%)
Boeing Co (a)                                                          11,100                                               1,166
Northrop Grumman Corp                                                  19,400                                               1,513
                                                                                                              --------------------
                                                                                                                            2,679
                                                                                                              --------------------
Apparel Manufacturers (0.74%)
Jones Apparel Group Inc (a)                                            23,900                                                 505
VF Corp                                                                14,700                                               1,187
                                                                                                              --------------------
                                                                                                                            1,692
                                                                                                              --------------------
Applications Software (0.40%)
Microsoft Corp                                                         31,400                                                 925
                                                                                                              --------------------

Auto - Car & Light Trucks (0.58%)
General Motors Corp (a)                                                36,300                                               1,332
                                                                                                              --------------------

Auto - Medium & Heavy Duty Trucks (0.64%)
Paccar Inc                                                             17,300                                               1,475
                                                                                                              --------------------

Auto/Truck Parts & Equipment - Original (1.39%)
Autoliv Inc                                                            15,100                                                 902
BorgWarner Inc                                                         10,400                                                 952
Lear Corp (a)(b)                                                        5,125                                                 165
Magna International Inc                                                12,100                                               1,165
                                                                                                              --------------------
                                                                                                                            3,184
                                                                                                              --------------------
Beverages - Non-Alcoholic (0.12%)
Coca-Cola Co/The                                                        4,700                                                 270
                                                                                                              --------------------

Brewery (0.20%)
Molson Coors Brewing Co                                                 4,500                                                 449
                                                                                                              --------------------

Building - Residential & Commercial (0.68%)
Centex Corp (a)                                                        20,600                                                 547
KB Home (a)                                                            20,900                                                 524
Pulte Homes Inc                                                        35,800                                                 487
                                                                                                              --------------------
                                                                                                                            1,558
                                                                                                              --------------------
Cellular Telecommunications (0.62%)
Vodafone Group PLC ADR (a)                                             38,900                                               1,412
                                                                                                              --------------------

Chemicals - Diversified (1.58%)
Dow Chemical Co/The                                                    32,600                                               1,404
EI Du Pont de Nemours & Co                                             44,600                                               2,210
                                                                                                              --------------------
                                                                                                                            3,614
                                                                                                              --------------------
Chemicals - Specialty (0.78%)
Ashland Inc                                                            14,700                                                 885
Lubrizol Corp                                                          14,000                                                 911
                                                                                                              --------------------
                                                                                                                            1,796

                                                                                                              --------------------

Commercial Banks (0.44%)
Deutsche Bank AG (a)                                                    7,900                                               1,014
                                                                                                              --------------------

Computer Services (0.19%)
Electronic Data Systems Corp                                           19,800                                                 432
                                                                                                              --------------------

Computers (0.72%)
International Business Machines Corp (a)                               14,100                                               1,661
                                                                                                              --------------------

Computers - Peripheral Equipment (0.31%)
Lexmark International Inc (b)                                          17,100                                                 710
                                                                                                              --------------------

Containers - Metal & Glass (0.64%)
Crown Holdings Inc (b)                                                 12,500                                                 284
Owens-Illinois Inc (b)                                                 28,700                                               1,190
                                                                                                              --------------------
                                                                                                                            1,474
                                                                                                              --------------------
Containers - Paper & Plastic (0.24%)
Sonoco Products Co                                                     18,575                                                 561
                                                                                                              --------------------

Cosmetics & Toiletries (2.27%)
Procter & Gamble Co                                                    74,100                                               5,212
                                                                                                              --------------------

Distribution & Wholesale (0.13%)
Tech Data Corp (a)(b)                                                   7,250                                                 291
                                                                                                              --------------------

Diversified Manufacturing Operations (5.80%)
Eaton Corp                                                             15,950                                               1,580
General Electric Co                                                   237,300                                               9,824
Ingersoll-Rand Co Ltd (a)                                               8,200                                                 447
SPX Corp                                                               11,500                                               1,064
Tyco International Ltd                                                  8,750                                                 388
                                                                                                              --------------------
                                                                                                                           13,303
                                                                                                              --------------------
Electric - Integrated (1.75%)
Allegheny Energy Inc (b)                                                8,500                                                 444
Constellation Energy Group Inc                                         18,500                                               1,587
Entergy Corp                                                           12,050                                               1,305
Pinnacle West Capital Corp                                             16,000                                                 632
Wisconsin Energy Corp                                                   1,040                                                  47
                                                                                                              --------------------
                                                                                                                            4,015
                                                                                                              --------------------
Electronic Components - Miscellaneous (0.86%)
Flextronics International Ltd (a)(b)                                   83,700                                                 936
Sanmina-SCI Corp (b)                                                   67,100                                                 142
Solectron Corp (b)                                                    147,800                                                 576
Tyco Electronics Ltd                                                    8,750                                                 310
                                                                                                              --------------------
                                                                                                                            1,964
                                                                                                              --------------------
Electronic Parts Distribution (0.30%)
Arrow Electronics Inc (b)                                              16,100                                                 685
                                                                                                              --------------------

Engines - Internal Combustion (0.29%)
Cummins Inc                                                             5,200                                                 665
                                                                                                              --------------------

Finance - Commercial (0.66%)
CIT Group Inc                                                          37,400                                               1,504
                                                                                                              --------------------

Finance - Investment Banker & Broker (7.88%)
Citigroup Inc                                                         163,400                                               7,626
Goldman Sachs Group Inc/The                                             2,300                                                 498
Finance - Investment Banker & Broker
JPMorgan Chase & Co                                                   117,100                                               5,366
Merrill Lynch & Co Inc                                                 22,300                                               1,590
Morgan Stanley                                                         47,400                                               2,986
                                                                                                              --------------------
                                                                                                                           18,066
                                                                                                              --------------------
Finance - Mortgage Loan/Banker (1.88%)
Fannie Mae                                                             43,600                                               2,652
Freddie Mac                                                            28,000                                               1,652
                                                                                                              --------------------
                                                                                                                            4,304
                                                                                                              --------------------
Financial Guarantee Insurance (1.29%)
AMBAC Financial Group Inc (a)                                          20,900                                               1,315
MBIA Inc (a)                                                           17,900                                               1,092
MGIC Investment Corp (a)                                               16,800                                                 543
                                                                                                              --------------------
                                                                                                                            2,950
                                                                                                              --------------------
Food - Miscellaneous/Diversified (2.40%)
ConAgra Foods Inc                                                      33,800                                                 883
General Mills Inc                                                      15,600                                                 905
Kellogg Co                                                             18,600                                               1,042
Kraft Foods Inc                                                        38,995                                               1,346
Sara Lee Corp                                                          79,400                                               1,325
                                                                                                              --------------------
                                                                                                                            5,501
                                                                                                              --------------------
Food - Retail (1.06%)
Kroger Co/The                                                          37,500                                               1,069
Safeway Inc                                                            41,100                                               1,361
                                                                                                              --------------------
                                                                                                                            2,430
                                                                                                              --------------------
Health Care Cost Containment (0.54%)
McKesson Corp                                                          21,200                                               1,246
                                                                                                              --------------------

Home Decoration Products (0.15%)
Newell Rubbermaid Inc                                                  12,100                                                 349
                                                                                                              --------------------

Insurance Brokers (0.63%)
AON Corp                                                               32,500                                               1,456
                                                                                                              --------------------

Life & Health Insurance (0.86%)
Torchmark Corp                                                         10,200                                                 635
Unum Group                                                             54,300                                               1,329
                                                                                                              --------------------
                                                                                                                            1,964
                                                                                                              --------------------
Machinery - Construction & Mining (0.50%)
Caterpillar Inc                                                        14,700                                               1,153
                                                                                                              --------------------

Medical - Drugs (4.57%)
Eli Lilly & Co                                                         26,300                                               1,497
Merck & Co Inc                                                         47,600                                               2,461
Pfizer Inc                                                            266,200                                               6,503
PharMerica Corp (a)(b)                                                  1,108                                                  17
                                                                                                              --------------------
                                                                                                                           10,478
                                                                                                              --------------------
Medical - Wholesale Drug Distribution (0.26%)
AmerisourceBergen Corp                                                 13,300                                                 603
                                                                                                              --------------------

Medical Products (1.13%)
Covidien Ltd                                                            8,750                                                 363
Johnson & Johnson                                                      34,000                                               2,234
                                                                                                              --------------------
                                                                                                                            2,597
                                                                                                              --------------------
Multi-Line Insurance (6.97%)
ACE Ltd                                                                26,900                                               1,629

Multi-Line Insurance
Allstate Corp/The                                                      38,600                                               2,208
American International Group Inc                                       72,900                                               4,932
Genworth Financial Inc                                                 50,900                                               1,564
Hartford Financial Services Group Inc                                  19,500                                               1,805
MetLife Inc                                                            29,600                                               2,064
Old Republic International Corp                                        46,600                                                 873
XL Capital Ltd (a)                                                     11,400                                                 903
                                                                                                              --------------------
                                                                                                                           15,978
                                                                                                              --------------------
Multimedia (1.36%)
Time Warner Inc                                                        82,800                                               1,520
Viacom Inc (b)                                                         33,000                                               1,286
Walt Disney Co/The                                                      8,800                                                 303
                                                                                                              --------------------
                                                                                                                            3,109
                                                                                                              --------------------
Office Automation & Equipment (0.53%)
Pitney Bowes Inc (a)                                                   27,000                                               1,226
                                                                                                              --------------------

Oil Company - Exploration & Production (0.18%)
Occidental Petroleum Corp                                               6,400                                                 410
                                                                                                              --------------------

Oil Company - Integrated (14.05%)
BP PLC ADR (a)                                                         17,200                                               1,193
Chevron Corp                                                           80,000                                               7,486
ConocoPhillips                                                         62,200                                               5,459
Exxon Mobil Corp                                                      144,000                                              13,329
Marathon Oil Corp                                                      42,000                                               2,395
Royal Dutch Shell PLC ADR                                              13,500                                               1,109
Total SA ADR (a)                                                       15,200                                               1,232
                                                                                                              --------------------
                                                                                                                           32,203
                                                                                                              --------------------
Paper & Related Products (1.03%)
International Paper Co (a)                                             20,900                                                 750
Smurfit-Stone Container Corp (b)                                       34,200                                                 399
Temple-Inland Inc (a)                                                  23,200                                               1,221
                                                                                                              --------------------
                                                                                                                            2,370
                                                                                                              --------------------
Property & Casualty Insurance (1.34%)
Chubb Corp                                                             10,850                                                 582
Fidelity National Financial Inc                                        25,300                                                 442
Travelers Cos Inc/The                                                  40,600                                               2,044
                                                                                                              --------------------
                                                                                                                            3,068

                                                                                                              --------------------
Publishing - Newspapers (0.62%)
Gannett Co Inc                                                         32,600                                               1,425
                                                                                                              --------------------

Regional Banks (7.78%)
Bank of America Corp                                                  157,000                                               7,892
Comerica Inc                                                           22,600                                               1,159
Fifth Third Bancorp                                                    22,875                                                 775
Keycorp                                                                30,600                                                 989
National City Corp                                                     47,700                                               1,197
SunTrust Banks Inc                                                      9,975                                                 755
US Bancorp                                                             48,800                                               1,587
Wachovia Corp                                                          30,000                                               1,505
Wells Fargo & Co                                                       55,500                                               1,977
                                                                                                              --------------------
                                                                                                                           17,836
                                                                                                              --------------------
Reinsurance (0.43%)
PartnerRe Ltd (a)                                                       4,700                                                 371
RenaissanceRe Holdings Ltd (a)                                          9,500                                                 622
                                                                                                              --------------------
                                                                                                                              993
                                                                                                              --------------------

                                                                                                              --------------------
Rental - Auto & Equipment (0.28%)
Avis Budget Group Inc (b)                                              27,600                                                 632
                                                                                                              --------------------

Retail - Apparel & Shoe (0.58%)
Gap Inc/The                                                            68,200                                               1,258
Ltd Brands Inc                                                          3,470                                                  79
                                                                                                              --------------------
                                                                                                                            1,337
                                                                                                              --------------------
Retail - Building Products (0.81%)
Home Depot Inc (a)                                                     57,000                                               1,849
                                                                                                              --------------------

Retail - Discount (0.58%)
Family Dollar Stores Inc                                               34,100                                                 906
Wal-Mart Stores Inc                                                    10,000                                                 436
                                                                                                              --------------------
                                                                                                                            1,342
                                                                                                              --------------------
Retail - Office Supplies (0.24%)
Office Depot Inc (a)(b)                                                26,775                                                 552
                                                                                                              --------------------

Retail - Regional Department Store (0.75%)
Dillard's Inc                                                           7,400                                                 162
Macy's Inc                                                             48,500                                               1,567
                                                                                                              --------------------
                                                                                                                            1,729
                                                                                                              --------------------
Retail - Restaurants (1.26%)
McDonald's Corp                                                        53,000                                               2,887
                                                                                                              --------------------

Savings & Loans - Thrifts (0.76%)
Washington Mutual Inc                                                  49,200                                               1,737
                                                                                                              --------------------

Steel - Producers (0.79%)
Arcelor Mittal (a)                                                     23,000                                               1,802
                                                                                                              --------------------

Telephone - Integrated (7.08%)
AT&T Inc                                                              211,500                                               8,949
Sprint Nextel Corp                                                    119,200                                               2,265
Verizon Communications Inc                                            113,400                                               5,021
                                                                                                              --------------------
                                                                                                                           16,235
                                                                                                              --------------------
Television (0.70%)
CBS Corp                                                               50,800                                               1,600
                                                                                                              --------------------

Tobacco (1.67%)
Altria Group Inc                                                       50,900                                               3,539
UST Inc (a)                                                             5,700                                                 283
                                                                                                              --------------------
                                                                                                                            3,822
                                                                                                              --------------------
Tools - Hand Held (0.41%)
Black & Decker Corp                                                    11,300                                                 941
                                                                                                              --------------------

Toys (0.21%)
Mattel Inc                                                             20,300                                                 476
                                                                                                              --------------------

Wireless Equipment (0.69%)
Nokia OYJ ADR                                                          41,500                                               1,574
                                                                                                              --------------------
TOTAL COMMON STOCKS                                                                                        $              224,672
                                                                                                              --------------------

                                                                     Principal
                                                                     Amount                                      Value (000's)
                                                                     (000's)
SHORT TERM INVESTMENTS (9.83%)
Money Market Funds (9.83%)
BNY Institutional Cash Reserve Fund (c)                                22,526                                              22,526
                                                                                                              --------------------
TOTAL SHORT TERM INVESTMENTS                                                                               $               22,526
                                                                                                              --------------------
Total Investments                                                                                          $              247,198
Liabilities in Excess of Other Assets, Net - (7.83)%                                                                     (17,948)
                                                                                                              --------------------
TOTAL NET ASSETS - 100.00%                                                                                 $              229,250
                                                                                                              ====================
                                                                                                              --------------------

                                                                                                              ====================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $    42,973
Unrealized Depreciation                                       (8,333)
                                                             ---------
Net Unrealized Appreciation (Depreciation)                     34,640
Cost for federal income tax purposes                          212,558
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------ ---------
Sector                                                        Percent
------------------------------------------------------------ ---------
Financial                                                      40.74%
Consumer, Non-cyclical                                         14.50%
Energy                                                         14.22%
Communications                                                 11.31%
Industrial                                                     10.22%
Consumer, Cyclical                                              8.75%
Basic Materials                                                 4.18%
Technology                                                      2.16%
Utilities                                                       1.75%
Liabilities in Excess of Other Assets, Net                   (-7.83%)
                                                             ---------
TOTAL NET ASSETS                                              100.00%
                                                             =========


Schedule of Investments

September 30, 2007 (unaudited)
MidCap Account

                                                                            Shares                 Value (000's)
                                                                              Held
COMMON STOCKS (98.38%)
Advertising Sales (0.75%)
Lamar Advertising Co (a)                                                      75,103         $                3,678
                                                                                                --------------------

Aerospace & Defense Equipment (1.13%)
Alliant Techsystems Inc (a)(b)                                                50,765                          5,549
                                                                                                --------------------

Applications Software (1.07%)
Intuit Inc (a)(b)                                                            173,342                          5,252
                                                                                                --------------------

Broadcasting Services & Programming (6.03%)
Discovery Holding Co (b)                                                     391,942                         11,308
Liberty Global Inc - A Shares (a)(b)                                          78,893                          3,236
Liberty Global Inc - B Shares (a)(b)                                         155,831                          6,024
Liberty Media Corp - Capital Series A (b)                                     72,621                          9,065
                                                                                                --------------------
                                                                                                             29,633
                                                                                                --------------------
Building & Construction Products - Miscellaneous (0.36%)
USG Corp (a)(b)                                                               46,556                          1,748
                                                                                                --------------------

Building Products - Cement & Aggregate (1.10%)
Cemex SAB de CV ADR (a)(b)                                                   180,371                          5,397
                                                                                                --------------------

Cable TV (2.97%)
Comcast Corp (a)(b)                                                          212,824                          5,100
EchoStar Communications Corp (b)                                             202,996                          9,502
                                                                                                --------------------
                                                                                                             14,602
                                                                                                --------------------
Casino Services (1.83%)
International Game Technology                                                208,194                          8,973
                                                                                                --------------------

Commercial Banks (0.80%)
M&T Bank Corp (a)                                                             17,209                          1,780
TCF Financial Corp                                                            81,327                          2,129
                                                                                                --------------------
                                                                                                              3,909
                                                                                                --------------------
Commercial Services (2.76%)
ChoicePoint Inc (a)(b)                                                        82,884                          3,143
Iron Mountain Inc (a)(b)                                                     213,896                          6,519
Weight Watchers International Inc                                             67,682                          3,896
                                                                                                --------------------
                                                                                                             13,558
                                                                                                --------------------
Commercial Services - Finance (1.17%)
Western Union Co/The                                                         274,898                          5,765
                                                                                                --------------------

Consulting Services (0.71%)
SAIC Inc (a)(b)                                                              181,693                          3,487
                                                                                                --------------------

Data Processing & Management (3.23%)
Automatic Data Processing Inc                                                 80,972                          3,719
Broadridge Financial Solutions Inc (a)                                        30,562                            579
Fidelity National Information Services                                       148,388                          6,584
Paychex Inc                                                                   64,588                          2,648

Data Processing & Management
SEI Investments Co                                                            85,617                          2,336
                                                                                                --------------------
                                                                                                             15,866
                                                                                                --------------------
Dental Supplies & Equipment (1.54%)
Dentsply International Inc                                                   181,669                          7,565
                                                                                                --------------------

Distribution & Wholesale (0.33%)
Fastenal Co (a)                                                               35,691                          1,621
                                                                                                --------------------

Diversified Manufacturing Operations (1.18%)
Dover Corp                                                                    76,447                          3,895
Tyco International Ltd                                                        43,085                          1,910
                                                                                                --------------------
                                                                                                              5,805
                                                                                                --------------------
Diversified Operations (1.52%)
Onex Corp (b)                                                                203,796                          7,489
                                                                                                --------------------

E-Commerce - Services (0.56%)
Liberty Media Corp - Interactive (a)(b)                                      143,021                          2,748
                                                                                                --------------------

Electric - Generation (1.22%)
AES Corp/The (b)                                                             300,313                          6,018
                                                                                                --------------------

Electric - Integrated (1.01%)
Ameren Corp (a)                                                               60,996                          3,202
SCANA Corp                                                                    46,036                          1,784
                                                                                                --------------------
                                                                                                              4,986
                                                                                                --------------------
Electronic Components - Miscellaneous (1.57%)
Gentex Corp                                                                  311,377                          6,676
Tyco Electronics Ltd                                                          28,698                          1,017
                                                                                                --------------------
                                                                                                              7,693
                                                                                                --------------------
Electronic Components - Semiconductors (0.32%)
Microchip Technology Inc (a)                                                  43,791                          1,591
                                                                                                --------------------

Energy - Alternate Sources (1.98%)
Covanta Holding Corp (a)(b)                                                  396,841                          9,727
                                                                                                --------------------

Finance - Credit Card (0.58%)
American Express Co                                                           48,014                          2,851
                                                                                                --------------------

Food - Wholesale & Distribution (1.77%)
SYSCO Corp                                                                   243,728                          8,674
                                                                                                --------------------

Forestry (0.89%)
Weyerhaeuser Co                                                               60,363                          4,364
                                                                                                --------------------

Gold Mining (1.56%)
Newmont Mining Corp                                                          171,099                          7,653
                                                                                                --------------------

Independent Power Producer (0.00%)
Dynegy Inc (a)(b)                                                                  3                              -
                                                                                                --------------------

Insurance Brokers (1.91%)
AON Corp                                                                     103,839                          4,653
Brown & Brown Inc (a)                                                         70,266                          1,848
Marsh & McLennan Cos Inc                                                     113,269                          2,888
                                                                                                --------------------
                                                                                                              9,389
                                                                                                --------------------

Investment Companies (0.19%)
RHJ International (b)                                                         50,285                            918
                                                                                                --------------------

Investment Management & Advisory Services (1.27%)
Legg Mason Inc                                                                73,949                          6,233
                                                                                                --------------------

Life & Health Insurance (2.06%)
Aflac Inc                                                                    177,617                         10,131
                                                                                                --------------------

Linen Supply & Related Items (2.78%)
Cintas Corp (a)                                                              368,466                         13,670
                                                                                                --------------------

Machinery - Print Trade (1.55%)
Zebra Technologies Corp (a)(b)                                               208,802                          7,619
                                                                                                --------------------

Medical - Drugs (1.22%)
Valeant Pharmaceuticals International (a)                                    388,203                          6,009
                                                                                                --------------------

Medical - HMO (2.13%)
Coventry Health Care Inc (b)                                                 167,804                         10,439
                                                                                                --------------------

Medical - Outpatient & Home Medical Care (1.33%)
Lincare Holdings Inc (a)(b)                                                  177,997                          6,524
                                                                                                --------------------

Medical Instruments (1.72%)
St Jude Medical Inc (b)                                                      191,536                          8,441
                                                                                                --------------------

Medical Laboratory & Testing Service (2.10%)
Laboratory Corp of America Holdings (b)                                      131,804                         10,311
                                                                                                --------------------

Medical Products (0.36%)
Covidien Ltd                                                                  42,178                          1,750
                                                                                                --------------------

Multi-Line Insurance (2.22%)
Loews Corp                                                                   225,065                         10,882
                                                                                                --------------------

Office Automation & Equipment (0.66%)
Pitney Bowes Inc (a)                                                          71,380                          3,242
                                                                                                --------------------

Oil - Field Services (1.84%)
Weatherford International Ltd (a)(b)                                         134,654                          9,046
                                                                                                --------------------

Oil & Gas Drilling (1.18%)
Nabors Industries Ltd (a)(b)                                                 188,229                          5,792
                                                                                                --------------------

Oil Company - Exploration & Production (4.72%)
Cimarex Energy Co (a)                                                        167,056                          6,223
Encore Acquisition Co (a)(b)                                                 206,648                          6,540
EOG Resources Inc                                                             34,799                          2,517
Rosetta Resources Inc (a)(b)                                                 140,605                          2,579
XTO Energy Inc                                                                86,509                          5,350
                                                                                                --------------------
                                                                                                             23,209
                                                                                                --------------------
Pipelines (6.28%)
Equitable Resources Inc                                                      166,876                          8,656
National Fuel Gas Co                                                          44,606                          2,088
Questar Corp                                                                 152,358                          8,003
Spectra Energy Corp                                                          214,456                          5,250

Pipelines
Williams Cos Inc                                                             201,696                          6,870
                                                                                                --------------------
                                                                                                             30,867

                                                                                                --------------------
Property & Casualty Insurance (4.16%)
Fidelity National Financial Inc                                              183,008                          3,199
Markel Corp (a)(b)                                                            16,387                          7,931
Mercury General Corp                                                         113,809                          6,138
White Mountains Insurance Group Ltd                                            6,108                          3,175
                                                                                                --------------------
                                                                                                             20,443
                                                                                                --------------------
Publishing - Newspapers (1.56%)
Washington Post Co/The                                                         9,569                          7,682
                                                                                                --------------------

Real Estate Operator & Developer (4.15%)
Brookfield Asset Management Inc                                              326,356                         12,565
Forest City Enterprises Inc                                                  141,429                          7,801
                                                                                                --------------------
                                                                                                             20,366
                                                                                                --------------------
Reinsurance (1.64%)
Everest Re Group Ltd (a)                                                      73,124                          8,061
                                                                                                --------------------

Retail - Auto Parts (2.68%)
Autozone Inc (b)                                                              33,654                          3,909
O'Reilly Automotive Inc (a)(b)                                               276,965                          9,253
                                                                                                --------------------
                                                                                                             13,162
                                                                                                --------------------
Retail - Automobile (0.71%)
Carmax Inc (a)(b)                                                            170,542                          3,467
                                                                                                --------------------

Retail - Discount (1.18%)
TJX Cos Inc                                                                  198,669                          5,775
                                                                                                --------------------

Retail - Restaurants (1.50%)
Yum! Brands Inc                                                              217,681                          7,364
                                                                                                --------------------

Telephone - Integrated (1.45%)
Telephone & Data Systems Inc - Special Shares                                114,652                          7,108
                                                                                                --------------------

Textile - Home Furnishings (0.92%)
Mohawk Industries Inc (a)(b)                                                  55,330                          4,498
                                                                                                --------------------

Transport - Truck (0.40%)
Heartland Express Inc (a)                                                    139,100                          1,986
                                                                                                --------------------

Wireless Equipment (2.57%)
American Tower Corp (b)                                                      290,197                         12,635
                                                                                                --------------------
TOTAL COMMON STOCKS                                                                          $              483,221
                                                                                                --------------------
                                                                            Principal
                                                                            Amount                 Value (000's)
                                                                            (000's)
SHORT TERM INVESTMENTS (21.14%)
Commercial Paper (1.68%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                              8,260                          8,260
                                                                                                --------------------


Money Market Funds (19.46%)
BNY Institutional Cash Reserve Fund (c)                                       95,593                         95,593
                                                                                                --------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $              103,853
                                                                                                --------------------
Total Investments                                                                            $              587,074
Liabilities in Excess of Other Assets, Net - (19.52)%                                                      (95,876)
                                                                                                --------------------
TOTAL NET ASSETS - 100.00%                                                                   $              491,198
                                                                                                ====================
                                                                                                --------------------

                                                                                                ====================


(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $              111,967
Unrealized Depreciation                                             (15,194)
                                                         --------------------
Net Unrealized Appreciation (Depreciation)                            96,773
Cost for federal income tax purposes                                 490,301
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------- --------------------
Sector                                                               Percent
-------------------------------------------------------- --------------------
Financial                                                             40.11%
Consumer, Non-cyclical                                                16.80%
Energy                                                                16.01%
Communications                                                        15.90%
Consumer, Cyclical                                                    11.92%
Industrial                                                             7.29%
Technology                                                             5.28%
Basic Materials                                                        2.45%
Utilities                                                              2.24%
Diversified                                                            1.52%
Liabilities in Excess of Other Assets, Net                         (-19.52%)
                                                         --------------------
TOTAL NET ASSETS                                                     100.00%
                                                         ====================






Schedule of Investments

September 30, 2007 (unaudited)
MidCap Growth Account

                                                                      Shares                    Value (000's)
                                                                        Held
COMMON STOCKS (99.65%)
Aerospace & Defense (1.04%)
Rockwell Collins Inc                                                    11,400            $                  833
                                                                                             --------------------

Aerospace & Defense Equipment (0.72%)
Goodrich Corp                                                            8,450                               577
                                                                                             --------------------

Airlines (0.61%)
Continental Airlines Inc (a)(b)                                          9,600                               317
Northwest Airlines Corp (a)(b)                                           9,800                               175
                                                                                             --------------------
                                                                                                             492
                                                                                             --------------------
Apparel Manufacturers (1.78%)
Coach Inc (b)                                                           21,100                               997
Phillips-Van Heusen (a)                                                  8,250                               433
                                                                                             --------------------
                                                                                                           1,430
                                                                                             --------------------
Applications Software (1.45%)
Citrix Systems Inc (b)                                                  13,950                               563
Intuit Inc (b)                                                          14,300                               433
Quest Software Inc (a)(b)                                               10,050                               172
                                                                                             --------------------
                                                                                                           1,168
                                                                                             --------------------
Auction House & Art Dealer (0.53%)
Sotheby's (a)                                                            8,850                               423
                                                                                             --------------------

Beverages - Non-Alcoholic (0.35%)
Hansen Natural Corp (a)(b)                                               4,900                               278
                                                                                             --------------------

Beverages - Wine & Spirits (0.50%)
Brown-Forman Corp (a)                                                    5,400                               404
                                                                                             --------------------

Broadcasting Services & Programming (0.59%)
Liberty Media Corp - Capital Series A (b)                                3,800                               474
                                                                                             --------------------

Building - Heavy Construction (0.46%)
Granite Construction Inc                                                 7,000                               371
                                                                                             --------------------

Building - Residential & Commercial (0.50%)
NVR Inc (a)(b)                                                             850                               400
                                                                                             --------------------

Cable TV (0.99%)
EchoStar Communications Corp (b)                                        17,050                               798
                                                                                             --------------------

Casino Hotels (0.84%)
Wynn Resorts Ltd                                                         4,300                               677
                                                                                             --------------------

Casino Services (1.11%)
International Game Technology                                           20,750                               894
                                                                                             --------------------

Chemicals - Specialty (1.05%)
Ashland Inc                                                              5,750                               346

Chemicals - Specialty
Lubrizol Corp                                                            7,650                               498
                                                                                             --------------------
                                                                                                             844
                                                                                             --------------------
Coal (0.65%)
Consol Energy Inc                                                       11,150                               520
                                                                                             --------------------

Commercial Services - Finance (0.98%)
Equifax Inc                                                             12,800                               488
Interactive Data Corp                                                   10,550                               297
                                                                                             --------------------
                                                                                                             785
                                                                                             --------------------
Computer Services (1.50%)
Cognizant Technology Solutions Corp (b)                                  9,750                               778
Factset Research Systems Inc                                             6,200                               425
                                                                                             --------------------
                                                                                                           1,203
                                                                                             --------------------
Computers - Integrated Systems (0.74%)
NCR Corp (b)                                                            11,900                               593
                                                                                             --------------------

Computers - Memory Devices (0.88%)
Western Digital Corp (a)(b)                                             27,950                               708
                                                                                             --------------------

Computers - Peripheral Equipment (0.43%)
Lexmark International Inc (b)                                            8,250                               343
                                                                                             --------------------

Consulting Services (0.96%)
SAIC Inc (a)(b)                                                         21,750                               417
Watson Wyatt Worldwide Inc                                               7,800                               351
                                                                                             --------------------
                                                                                                             768
                                                                                             --------------------
Containers - Paper & Plastic (0.58%)
Pactiv Corp (b)                                                         16,300                               467
                                                                                             --------------------

Cosmetics & Toiletries (0.27%)
Bare Escentuals Inc (a)(b)                                               8,700                               216
                                                                                             --------------------

Data Processing & Management (1.99%)
Mastercard Inc (a)                                                       4,950                               732
NAVTEQ Corp (a)(b)                                                       8,950                               698
Total System Services Inc (a)                                            6,000                               167
                                                                                             --------------------
                                                                                                           1,597
                                                                                             --------------------
Dialysis Centers (0.75%)
DaVita Inc (a)(b)                                                        9,600                               606
                                                                                             --------------------

Disposable Medical Products (0.99%)
CR Bard Inc (a)                                                          9,050                               798
                                                                                             --------------------

Distribution & Wholesale (0.54%)
WW Grainger Inc                                                          4,750                               433
                                                                                             --------------------

Diversified Manufacturing Operations (2.04%)
Acuity Brands Inc (a)                                                    5,700                               288
Cooper Industries Ltd                                                    4,200                               214
Eaton Corp                                                               5,250                               520
Parker Hannifin Corp                                                     5,550                               621
                                                                                             --------------------
                                                                                                           1,643
                                                                                             --------------------
Drug Delivery Systems (0.78%)
Hospira Inc (b)                                                         15,100                               626
                                                                                             --------------------


E-Commerce - Products (0.25%)
NutriSystem Inc (a)(b)                                                   4,250                               199
                                                                                             --------------------

E-Commerce - Services (0.52%)
priceline.com Inc (a)(b)                                                 4,700                               417
                                                                                             --------------------

Electric - Integrated (1.75%)
Constellation Energy Group Inc                                          10,500                               901
Edison International                                                     9,050                               502
                                                                                             --------------------
                                                                                                           1,403
                                                                                             --------------------
Electronic Components - Miscellaneous (0.65%)
Gentex Corp                                                             24,200                               519
                                                                                             --------------------

Electronic Components - Semiconductors (3.10%)
Intersil Corp (a)                                                       12,300                               411
MEMC Electronic Materials Inc (b)                                       13,500                               795
Microchip Technology Inc                                                14,700                               534
Nvidia Corp (b)                                                         20,775                               753
                                                                                             --------------------
                                                                                                           2,493
                                                                                             --------------------
Electronic Measurement Instruments (0.62%)
Agilent Technologies Inc (b)                                            13,450                               496
                                                                                             --------------------

Engineering - Research & Development Services (1.62%)
EMCOR Group Inc (b)                                                      6,650                               209
KBR Inc (b)                                                             15,300                               593
McDermott International, Inc. (b)                                        9,300                               503
                                                                                             --------------------
                                                                                                           1,305
                                                                                             --------------------
Engines - Internal Combustion (0.92%)
Cummins Inc                                                              5,800                               742
                                                                                             --------------------

Enterprise Software & Services (1.45%)
BEA Systems Inc (b)                                                     40,450                               561
CA Inc                                                                  23,550                               606
                                                                                             --------------------
                                                                                                           1,167
                                                                                             --------------------
Fiduciary Banks (1.04%)
Northern Trust Corp                                                     12,600                               835
                                                                                             --------------------

Finance - Investment Banker & Broker (1.00%)
Jefferies Group Inc                                                     11,500                               320
TD Ameritrade Holding Corp (a)(b)                                       26,600                               485
                                                                                             --------------------
                                                                                                             805
                                                                                             --------------------
Finance - Other Services (1.74%)
IntercontinentalExchange Inc (b)                                         5,500                               836
Nasdaq Stock Market Inc/The (a)(b)                                      15,000                               565
                                                                                             --------------------
                                                                                                           1,401
                                                                                             --------------------
Food - Meat Products (0.44%)
Hormel Foods Corp                                                        9,850                               352
                                                                                             --------------------

Food - Miscellaneous/Diversified (1.32%)
ConAgra Foods Inc                                                       12,900                               337
HJ Heinz Co                                                             10,050                               464
McCormick & Co Inc/MD                                                    7,300                               263
                                                                                             --------------------
                                                                                                           1,064
                                                                                             --------------------
Gas - Distribution (0.40%)
Sempra Energy                                                            5,500                               320
                                                                                             --------------------


Home Decoration Products (0.44%)
Newell Rubbermaid Inc                                                   12,400                               357
                                                                                             --------------------

Home Furnishings (0.35%)
Tempur-Pedic International Inc                                           7,800                               279
                                                                                             --------------------

Hotels & Motels (1.23%)
Choice Hotels International Inc                                         10,400                               392
Starwood Hotels & Resorts Worldwide Inc                                  9,800                               595
                                                                                             --------------------
                                                                                                             987
                                                                                             --------------------
Human Resources (0.65%)
Manpower Inc                                                             8,150                               524
                                                                                             --------------------

Independent Power Producer (0.84%)
Mirant Corp (b)                                                         16,550                               673
                                                                                             --------------------

Industrial Audio & Video Products (0.66%)
Dolby Laboratories Inc (a)(b)                                           15,350                               534
                                                                                             --------------------

Industrial Automation & Robots (0.61%)
Rockwell Automation Inc/DE                                               7,050                               490
                                                                                             --------------------

Industrial Gases (1.35%)
Air Products & Chemicals Inc                                             5,250                               513
Airgas Inc                                                              11,050                               571
                                                                                             --------------------
                                                                                                           1,084
                                                                                             --------------------
Instruments - Controls (0.71%)
Mettler Toledo International Inc (b)                                     5,600                               571
                                                                                             --------------------

Internet Infrastructure Software (0.36%)
Akamai Technologies Inc (a)(b)                                          10,100                               290
                                                                                             --------------------

Internet Security (0.84%)
McAfee Inc (b)                                                          19,300                               673
                                                                                             --------------------

Investment Management & Advisory Services (1.02%)
Eaton Vance Corp                                                         8,000                               320
Federated Investors Inc (a)                                             12,600                               500
                                                                                             --------------------
                                                                                                             820
                                                                                             --------------------
Life & Health Insurance (0.78%)
Cigna Corp                                                              11,700                               623
                                                                                             --------------------

Machinery - Farm (0.66%)
AGCO Corp (a)(b)                                                        10,450                               531
                                                                                             --------------------

Machinery Tools & Related Products (0.39%)
Lincoln Electric Holdings Inc                                            4,000                               310
                                                                                             --------------------

Medical - Biomedical/Gene (0.58%)
Genzyme Corp (b)                                                         7,500                               465
                                                                                             --------------------

Medical - Drugs (2.27%)
Cephalon Inc (a)(b)                                                      3,600                               263
Endo Pharmaceuticals Holdings Inc (b)                                    9,000                               279
Forest Laboratories Inc (b)                                             13,850                               517
King Pharmaceuticals Inc (a)(b)                                         26,650                               312
OSI Pharmaceuticals Inc (a)(b)                                           9,150                               311
Medical - Drugs
Viropharma Inc (a)(b)                                                   15,600                               139
                                                                                             --------------------
                                                                                                           1,821
                                                                                             --------------------
Medical - HMO (2.31%)
Coventry Health Care Inc (b)                                            13,750                               856
Humana Inc (b)                                                          14,300                               999
                                                                                             --------------------
                                                                                                           1,855
                                                                                             --------------------
Medical - Wholesale Drug Distribution (0.65%)
AmerisourceBergen Corp                                                  11,600                               526
                                                                                             --------------------

Medical Instruments (1.42%)
Edwards Lifesciences Corp (b)                                            7,650                               377
St Jude Medical Inc (b)                                                 17,400                               767
                                                                                             --------------------
                                                                                                           1,144
                                                                                             --------------------
Medical Laboratory & Testing Service (0.55%)
Laboratory Corp of America Holdings (b)                                  5,700                               446
                                                                                             --------------------

Medical Products (1.40%)
Henry Schein Inc (b)                                                    12,600                               767
Mentor Corp (a)                                                          7,850                               361
                                                                                             --------------------
                                                                                                           1,128
                                                                                             --------------------
Metal - Iron (0.54%)
Cleveland-Cliffs Inc (a)                                                 4,900                               431
                                                                                             --------------------

Metal Processors & Fabrication (1.28%)
Precision Castparts Corp                                                 6,950                             1,028
                                                                                             --------------------

Multi-Line Insurance (0.50%)
HCC Insurance Holdings Inc                                              14,150                               405
                                                                                             --------------------

Non-Hazardous Waste Disposal (0.43%)
Republic Services Inc                                                   10,475                               343
                                                                                             --------------------

Office Automation & Equipment (0.36%)
Xerox Corp (b)                                                          16,500                               286
                                                                                             --------------------

Oil - Field Services (0.51%)
Global Industries Ltd (a)(b)                                            16,000                               412
                                                                                             --------------------

Oil & Gas Drilling (3.29%)
ENSCO International Inc                                                 12,400                               696
GlobalSantaFe Corp (a)                                                   7,900                               600
Noble Corp                                                              19,300                               947
Pride International Inc (a)(b)                                          11,050                               404
                                                                                             --------------------
                                                                                                           2,647
                                                                                             --------------------
Oil Company - Exploration & Production (2.59%)
Chesapeake Energy Corp                                                  15,800                               557
Cimarex Energy Co                                                       10,400                               387
Noble Energy Inc                                                         9,750                               683
Unit Corp (b)                                                            9,350                               453
                                                                                             --------------------
                                                                                                           2,080
                                                                                             --------------------
Oil Field Machinery & Equipment (1.56%)
National Oilwell Varco Inc (b)                                           8,650                             1,250
                                                                                             --------------------

Oil Refining & Marketing (1.22%)
Frontier Oil Corp                                                        5,600                               233

Oil Refining & Marketing
Holly Corp                                                               5,800                               347
Tesoro Corp                                                              8,750                               403
                                                                                             --------------------
                                                                                                             983
                                                                                             --------------------
Paper & Related Products (0.37%)
International Paper Co (a)                                               8,300                               298
                                                                                             --------------------

Printing - Commercial (0.43%)
RR Donnelley & Sons Co                                                   9,500                               347
                                                                                             --------------------

Publicly Traded Investment Fund (0.22%)
iShares Russell Midcap Growth Index Fund                                 1,500                               174
                                                                                             --------------------

Publishing - Periodicals (0.49%)
Idearc Inc (a)                                                          12,550                               395
                                                                                             --------------------

Racetracks (0.22%)
International Speedway Corp (a)                                          3,950                               181
                                                                                             --------------------

Reinsurance (0.32%)
Endurance Specialty Holdings Ltd (a)                                     6,200                               258
                                                                                             --------------------

REITS - Hotels (0.36%)
Hospitality Properties Trust                                             7,200                               293
                                                                                             --------------------

REITS - Warehouse & Industrial (1.04%)
Prologis                                                                12,600                               836
                                                                                             --------------------

Retail - Apparel & Shoe (1.82%)
American Eagle Outfitters Inc                                           15,650                               411
AnnTaylor Stores Corp (a)(b)                                             8,050                               255
Nordstrom Inc                                                           16,950                               795
                                                                                             --------------------
                                                                                                           1,461
                                                                                             --------------------
Retail - Auto Parts (0.64%)
Autozone Inc (b)                                                         4,400                               511
                                                                                             --------------------

Retail - Catalog Shopping (0.53%)
MSC Industrial Direct Co                                                 8,400                               425
                                                                                             --------------------

Retail - Discount (1.18%)
Big Lots Inc (a)(b)                                                     13,350                               399
Dollar Tree Stores Inc (b)                                              13,550                               549
                                                                                             --------------------
                                                                                                             948
                                                                                             --------------------
Retail - Jewelry (0.60%)
Tiffany & Co                                                             9,200                               482
                                                                                             --------------------

Retail - Major Department Store (0.97%)
JC Penney Co Inc                                                        12,250                               776
                                                                                             --------------------

Retail - Restaurants (1.62%)
Darden Restaurants Inc                                                  11,100                               465
Yum! Brands Inc                                                         24,650                               834
                                                                                             --------------------
                                                                                                           1,299
                                                                                             --------------------
Schools (0.44%)
Apollo Group Inc (b)                                                     5,900                               355
                                                                                             --------------------


Semiconductor Component - Integrated Circuits (2.10%)
Analog Devices Inc                                                      11,550                               418
Emulex Corp (b)                                                          7,400                               142
Integrated Device Technology Inc (b)                                    24,100                               373
Linear Technology Corp (a)                                              21,650                               757
                                                                                             --------------------
                                                                                                           1,690

                                                                                             --------------------
Semiconductor Equipment (1.56%)
Lam Research Corp (b)                                                   14,250                               759
Teradyne Inc (a)(b)                                                     35,600                               491
                                                                                             --------------------
                                                                                                           1,250
                                                                                             --------------------
Steel - Producers (1.81%)
Carpenter Technology Corp (a)                                            4,200                               546
Steel Dynamics Inc                                                       9,850                               460
United States Steel Corp                                                 4,250                               450
                                                                                             --------------------
                                                                                                           1,456
                                                                                             --------------------
Telecommunication Equipment (0.80%)
Adtran Inc (a)                                                          12,250                               282
Tellabs Inc (b)                                                         38,350                               365
                                                                                             --------------------
                                                                                                             647
                                                                                             --------------------
Telecommunication Services (0.44%)
Embarq Corp                                                              6,400                               356
                                                                                             --------------------

Telephone - Integrated (0.34%)
Windstream Corp                                                         19,450                               275
                                                                                             --------------------

Tobacco (0.34%)
Reynolds American Inc (a)                                                4,250                               270
                                                                                             --------------------

Tools - Hand Held (0.24%)
Snap-On Inc                                                              3,900                               193
                                                                                             --------------------

Toys (0.32%)
Marvel Entertainment Inc (a)(b)                                         11,000                               258
                                                                                             --------------------

Transport - Marine (1.23%)
Overseas Shipholding Group Inc (a)                                       6,450                               496
Tidewater Inc (a)                                                        7,900                               496
                                                                                             --------------------
                                                                                                             992
                                                                                             --------------------
Transport - Rail (0.78%)
CSX Corp                                                                14,600                               624
                                                                                             --------------------

Transport - Services (0.43%)
Ryder System Inc                                                         7,050                               345
                                                                                             --------------------

Transport - Truck (0.41%)
Con-way Inc                                                              7,150                               329
                                                                                             --------------------

Wireless Equipment (1.83%)
American Tower Corp (b)                                                 19,150                               834
InterDigital Inc (a)(b)                                                  6,050                               126
SBA Communications Corp (a)(b)                                          14,500                               511
                                                                                             --------------------
                                                                                                           1,471

                                                                                             --------------------
TOTAL COMMON STOCKS                                                                       $               80,078
                                                                                             --------------------

                                                                      Principal
                                                                      Amount                    Value (000's)
                                                                      (000's)
SHORT TERM INVESTMENTS (19.76%)
Money Market Funds (19.76%)
BNY Institutional Cash Reserve Fund (c)                                 15,877                            15,877
                                                                                             --------------------
TOTAL SHORT TERM INVESTMENTS                                                              $               15,877
                                                                                             --------------------
Total Investments                                                                         $               95,955
Liabilities in Excess of Other Assets, Net - (19.41)%                                                   (15,596)
                                                                                             --------------------
TOTAL NET ASSETS - 100.00%                                                                $               80,359
                                                                                             ====================
                                                                                             --------------------

                                                                                             ====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $     10,468
Unrealized Depreciation                                         (2,393)
                                                              ----------
Net Unrealized Appreciation (Depreciation)                        8,075
Cost for federal income tax purposes                             87,880
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------- ----------
Sector                                                          Percent
------------------------------------------------------------- ----------
Financial                                                        27.57%
Consumer, Non-cyclical                                           18.92%
Industrial                                                       16.48%
Technology                                                       15.55%
Consumer, Cyclical                                               15.29%
Energy                                                            9.82%
Communications                                                    7.46%
Basic Materials                                                   5.12%
Utilities                                                         2.98%
Funds                                                             0.22%
Liabilities in Excess of Other Assets, Net                    (-19.41%)
                                                              ----------
TOTAL NET ASSETS                                                100.00%
                                                              ==========


Schedule of Investments

September 30, 2007 (unaudited)
MidCap Stock Account

                                                             Shares                Value (000's)
                                                               Held
COMMON STOCKS (94.29%)
Airlines (3.45%)
Alaska Air Group Inc (a)(b)                                    18,200         $                 420
AMR Corp (a)(b)                                                62,800                         1,400
Continental Airlines Inc (a)(b)                                44,400                         1,467
                                                                                 -------------------
                                                                                              3,287

                                                                                 -------------------
Auto/Truck Parts & Equipment - Original (2.19%)
Magna International Inc (a)                                    21,700                         2,090
                                                                                 -------------------

Chemicals - Specialty (4.19%)
Cabot Corp                                                     43,000                         1,528
Lubrizol Corp                                                  37,900                         2,466
                                                                                 -------------------
                                                                                              3,994

                                                                                 -------------------
Coatings & Paint (2.19%)
Valspar Corp (a)                                               76,700                         2,087
                                                                                 -------------------

Commercial Banks (2.19%)
TCF Financial Corp (a)                                         79,600                         2,084
                                                                                 -------------------

Commercial Services (2.39%)
Weight Watchers International Inc                              39,500                         2,274
                                                                                 -------------------

Computers - Integrated Systems (1.48%)
Diebold Inc                                                    31,100                         1,413
                                                                                 -------------------

Computers - Memory Devices (1.54%)
Network Appliance Inc (b)                                      54,400                         1,464
                                                                                 -------------------

Computers - Peripheral Equipment (2.02%)
Electronics for Imaging (b)                                    71,800                         1,929
                                                                                 -------------------

Cosmetics & Toiletries (1.26%)
Estee Lauder Cos Inc/The                                       28,300                         1,202
                                                                                 -------------------

Data Processing & Management (2.05%)
Acxiom Corp                                                       700                            14
Fidelity National Information Services                         43,653                         1,937
                                                                                 -------------------
                                                                                              1,951
                                                                                 -------------------
Diversified Manufacturing Operations (2.40%)
Teleflex Inc                                                   29,300                         2,283
                                                                                 -------------------

Electric - Integrated (5.66%)
DTE Energy Co (a)                                              33,600                         1,627
Pinnacle West Capital Corp                                     53,600                         2,118
Wisconsin Energy Corp                                          36,600                         1,648
                                                                                 -------------------
                                                                                              5,393
                                                                                 -------------------
Electronic Components - Semiconductors (2.53%)
Microchip Technology Inc (a)                                   66,450                         2,413
                                                                                 -------------------


Electronic Parts Distribution (2.04%)
Arrow Electronics Inc (b)                                      45,700                         1,943
                                                                                 -------------------

Enterprise Software & Services (1.79%)
BMC Software Inc (b)                                           54,500                         1,702
                                                                                 -------------------

Finance - Investment Banker & Broker (0.50%)
AG Edwards Inc                                                  5,600                           475
                                                                                 -------------------

Financial Guarantee Insurance (3.02%)
AMBAC Financial Group Inc (a)                                  29,800                         1,875
PMI Group Inc/The (a)                                          30,791                         1,007
                                                                                 -------------------
                                                                                              2,882
                                                                                 -------------------
Food - Dairy Products (0.57%)
Dean Foods Co                                                  21,300                           545
                                                                                 -------------------

Machinery Tools & Related Products (2.87%)
Lincoln Electric Holdings Inc                                  35,200                         2,732
                                                                                 -------------------

Medical - Generic Drugs (1.98%)
Mylan Laboratories Inc                                        118,025                         1,884
                                                                                 -------------------

Medical - Hospitals (1.90%)
Universal Health Services Inc                                  33,300                         1,812
                                                                                 -------------------

Medical - Wholesale Drug Distribution (0.64%)
AmerisourceBergen Corp                                         13,500                           612
                                                                                 -------------------

Medical Information Systems (2.41%)
IMS Health Inc                                                 74,902                         2,295
                                                                                 -------------------

Medical Instruments (2.00%)
Edwards Lifesciences Corp (a)(b)                               38,600                         1,903
                                                                                 -------------------

Medical Laboratory & Testing Service (2.67%)
Covance Inc (a)(b)                                             32,700                         2,547
                                                                                 -------------------

Medical Products (0.05%)
PSS World Medical Inc (a)(b)                                    2,600                            50
                                                                                 -------------------

Multi-Line Insurance (2.49%)
HCC Insurance Holdings Inc (a)                                 82,900                         2,374
                                                                                 -------------------

Non-Hazardous Waste Disposal (3.37%)
Allied Waste Industries Inc (a)(b)                             69,600                           887
Republic Services Inc (a)                                      70,900                         2,319
                                                                                 -------------------
                                                                                              3,206
                                                                                 -------------------
Office Furnishings - Original (1.98%)
HNI Corp                                                       52,300                         1,883
                                                                                 -------------------

Oil & Gas Drilling (2.21%)
Nabors Industries Ltd (a)(b)                                   68,400                         2,105
                                                                                 -------------------

Oil Company - Exploration & Production (4.29%)
Cimarex Energy Co (a)                                          48,700                         1,814

Oil Company - Exploration & Production
Noble Energy Inc                                               32,400                         2,269
                                                                                 -------------------
                                                                                              4,083
                                                                                 -------------------
Oil Refining & Marketing (0.09%)
Tesoro Corp                                                     1,800                            83
                                                                                 -------------------

Pharmacy Services (1.46%)
Express Scripts Inc (b)                                        25,000                         1,395
                                                                                 -------------------

Property & Casualty Insurance (1.92%)
Fidelity National Financial Inc                               104,526                         1,827
                                                                                 -------------------

Reinsurance (1.37%)
Max Capital Group Ltd (a)                                      46,700                         1,309
                                                                                 -------------------

REITS - Mortgage (0.10%)
Redwood Trust Inc (a)                                           3,000                           100
                                                                                 -------------------

REITS - Office Property (1.70%)
Alexandria Real Estate Equities Inc (a)                        16,800                         1,617
                                                                                 -------------------

REITS - Regional Malls (1.25%)
General Growth Properties Inc (a)                              22,200                         1,190
                                                                                 -------------------

Rental - Auto & Equipment (1.88%)
Aaron Rents Inc (a)                                            80,300                         1,791
                                                                                 -------------------

Retail - Apparel & Shoe (1.87%)
Nordstrom Inc (a)                                              37,900                         1,777
                                                                                 -------------------

Retail - Jewelry (2.36%)
Tiffany & Co (a)                                               43,000                         2,251
                                                                                 -------------------

Retail - Restaurants (1.13%)
Papa John's International Inc (b)                              44,100                         1,078
                                                                                 -------------------

Savings & Loans - Thrifts (2.73%)
Washington Federal Inc (a)                                     98,950                         2,598
                                                                                 -------------------

Toys (2.08%)
Mattel Inc                                                     84,600                         1,985
                                                                                 -------------------

Transport - Marine (2.03%)
Tidewater Inc (a)                                              30,700                         1,929
                                                                                 -------------------
TOTAL COMMON STOCKS                                                           $              89,827
                                                                                 -------------------
                                                             Principal
                                                             Amount                Value (000's)
                                                             (000's)
SHORT TERM INVESTMENTS (26.27%)
Money Market Funds (26.27%)
BNY Institutional Cash Reserve Fund (c)                        25,025                        25,025
                                                                                 -------------------
TOTAL SHORT TERM INVESTMENTS                                                  $              25,025
                                                                                 -------------------
REPURCHASE AGREEMENTS (5.50%)
Money Center Banks (5.50%)
Investment in Joint Trading Account;
Bank of America
Repurchase Agreement; 4.80%
dated 09/30/07 maturing                                         2,621                         2,621
10/01/07 (collateralized by U.S.
Government Agency
Issues; $2,700,000; 0% - 6.25%;
dated 02/28/08-07/15/32)


Money Center Banks
Investment in Joint Trading Account;
Deutsche Bank
Repurchase Agreement; 4.85% dated
09/30/07 maturing 10/01/07                                      2,622                         2,622
(collateralized by U.S. Government Agency
Issues; $2,700,000;
0% - 6.25%; dated 02/28/08-07/15/32)
                                                                                -------------------

                                                                                             5,243
                                                                                -------------------
TOTAL REPURCHASE AGREEMENTS                                                  $               5,243
                                                                                -------------------
Total Investments                                                            $             120,095
Liabilities in Excess of Other Assets, Net - (26.06)%                                     (24,825)
                                                                                -------------------
TOTAL NET ASSETS - 100.00%                                                   $              95,270
                                                                                ===================
                                                                                -------------------

                                                                                ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $              30,055
Unrealized Depreciation                                                (1,557)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                              28,498
Cost for federal income tax purposes                                    91,597
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------- ------- -------------------
Sector                                                                 Percent
--------------------------------------------------- ------- -------------------
Financial                                                               49.05%
Consumer, Non-cyclical                                                  16.81%
Consumer, Cyclical                                                      15.06%
Technology                                                              13.82%
Industrial                                                              12.70%
Energy                                                                   6.58%
Basic Materials                                                          6.38%
Utilities                                                                5.66%
Liabilities in Excess of Other Assets, Net                           (-26.06%)
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================






Schedule of Investments

September 30, 2007 (unaudited)
MidCap Value Account

                                                                   Shares                Value (000's)
                                                                     Held
COMMON STOCKS (97.28%)
Aerospace & Defense (0.42%)
Empresa Brasileira de Aeronautica SA ADR (a)                          6,567         $                 288
Spirit Aerosystems Holdings Inc (b)                                   9,500                           370
                                                                                       -------------------
                                                                                                      658
                                                                                       -------------------
Airlines (0.47%)
US Airways Group Inc (b)                                             28,000                           735
                                                                                       -------------------

Apparel Manufacturers (0.89%)
Jones Apparel Group Inc (a)                                           7,700                           162
Liz Claiborne Inc                                                    35,500                         1,219
                                                                                       -------------------
                                                                                                    1,381
                                                                                       -------------------
Appliances (1.11%)
Whirlpool Corp (a)                                                   19,428                         1,731
                                                                                       -------------------

Auto - Car & Light Trucks (0.90%)
Ford Motor Co (a)(b)                                                165,800                         1,408
                                                                                       -------------------

Auto/Truck Parts & Equipment - Original (0.91%)
Autoliv Inc                                                          12,500                           747
TRW Automotive Holdings Corp (b)                                     21,300                           675
                                                                                       -------------------
                                                                                                    1,422

                                                                                       -------------------
Batteries & Battery Systems (0.55%)
Energizer Holdings Inc (b)                                            7,800                           865
                                                                                       -------------------

Beverages - Non-Alcoholic (0.16%)
Pepsi Bottling Group Inc                                              6,700                           249
                                                                                       -------------------

Beverages - Wine & Spirits (0.82%)
Constellation Brands Inc (a)(b)                                      52,572                         1,273
                                                                                       -------------------

Broadcasting Services & Programming (0.99%)
Liberty Media Corp - Capital Series A (b)                            12,400                         1,548
                                                                                       -------------------

Building - Heavy Construction (1.24%)
Chicago Bridge & Iron Co NV                                          20,810                           896
Granite Construction Inc                                              4,300                           228
Perini Corp (a)(b)                                                   14,400                           805
                                                                                       -------------------
                                                                                                    1,929
                                                                                       -------------------
Building - Maintenance & Service (0.03%)
ABM Industries Inc                                                    2,600                            52
                                                                                       -------------------

Building - Residential & Commercial (1.20%)
KB Home (a)                                                          17,915                           449
NVR Inc (a)(b)                                                        2,189                         1,030
Ryland Group Inc (a)                                                 18,400                           394
                                                                                       -------------------
                                                                                                    1,873
                                                                                       -------------------
Building & Construction Products - Miscellaneous (0.45%)
Owens Corning Inc (a)(b)                                             28,000                           701
                                                                                       -------------------


Chemicals - Diversified (1.00%)
FMC Corp                                                             10,400                           541
PPG Industries Inc                                                   13,400                         1,012
                                                                                       -------------------
                                                                                                    1,553
                                                                                       -------------------
Chemicals - Specialty (1.41%)
Ashland Inc                                                          15,200                           915
Eastman Chemical Co                                                  12,700                           848
Lubrizol Corp                                                         6,700                           436
                                                                                       -------------------
                                                                                                    2,199
                                                                                       -------------------
Commercial Banks (2.09%)
Colonial BancGroup Inc/The (a)                                       40,400                           873
M&T Bank Corp                                                         2,500                           259
Marshall & Ilsley Corp                                               13,700                           600
UnionBanCal Corp                                                     12,900                           753
Zions Bancorporation (a)                                             11,300                           776
                                                                                       -------------------
                                                                                                    3,261
                                                                                       -------------------
Commercial Services (0.38%)
Convergys Corp (b)                                                   34,200                           594
                                                                                       -------------------

Computer Services (1.94%)
Affiliated Computer Services Inc (b)                                  5,700                           286
Computer Sciences Corp (b)                                           21,400                         1,196
Electronic Data Systems Corp                                         38,900                           850
Unisys Corp (a)(b)                                                  105,300                           697
                                                                                       -------------------
                                                                                                    3,029
                                                                                       -------------------
Computers - Integrated Systems (0.57%)
NCR Corp (b)                                                         17,700                           881
                                                                                       -------------------

Computers - Memory Devices (0.61%)
Western Digital Corp (b)                                             37,700                           955
                                                                                       -------------------

Computers - Peripheral Equipment (0.37%)
Lexmark International Inc (b)                                        13,900                           577
                                                                                       -------------------

Consumer Products - Miscellaneous (0.01%)
Jarden Corp (b)                                                         700                            22
                                                                                       -------------------

Containers - Paper & Plastic (0.39%)
Bemis Co Inc (a)                                                      9,400                           274
Sonoco Products Co                                                   11,200                           338
                                                                                       -------------------
                                                                                                      612
                                                                                       -------------------
Cosmetics & Toiletries (0.43%)
Avon Products Inc                                                    17,700                           664
                                                                                       -------------------

Distribution & Wholesale (0.51%)
Ingram Micro Inc (b)                                                 40,600                           796
                                                                                       -------------------

Diversified Manufacturing Operations (2.80%)
Cooper Industries Ltd                                                 6,900                           353
Eaton Corp                                                           22,170                         2,196
Parker Hannifin Corp                                                 12,000                         1,342
Teleflex Inc                                                          6,100                           475
                                                                                       -------------------
                                                                                                    4,366
                                                                                       -------------------
Diversified Minerals (0.61%)
Teck Cominco Ltd (a)                                                 20,100                           959
                                                                                       -------------------


Electric - Integrated (8.47%)
American Electric Power Co Inc                                       26,600                         1,226
Constellation Energy Group Inc                                       24,600                         2,110
DPL Inc                                                              45,959                         1,207
DTE Energy Co (a)                                                     8,500                           412
Edison International                                                 44,767                         2,482
Entergy Corp                                                          5,500                           596
FirstEnergy Corp                                                     19,600                         1,241
Northeast Utilities                                                  10,400                           297
Pepco Holdings Inc                                                   22,400                           607
PG&E Corp                                                            32,700                         1,563
PPL Corp                                                             24,300                         1,125
Wisconsin Energy Corp                                                 7,300                           329
                                                                                       -------------------
                                                                                                   13,195

                                                                                       -------------------
Electronic Components - Miscellaneous (0.57%)
Jabil Circuit Inc                                                    19,600                           448
Vishay Intertechnology Inc (b)                                       34,400                           448
                                                                                       -------------------
                                                                                                      896
                                                                                       -------------------
Electronic Components - Semiconductors (0.42%)
International Rectifier Corp (a)(b)                                  19,898                           656
                                                                                       -------------------

Electronic Parts Distribution (0.71%)
Arrow Electronics Inc (b)                                             3,900                           166
Avnet Inc (b)                                                        23,600                           941
                                                                                       -------------------
                                                                                                    1,107
                                                                                       -------------------
Electronics - Military (0.23%)
L-3 Communications Holdings Inc (a)                                   3,500                           357
                                                                                       -------------------

Engineering - Research & Development Services (1.01%)
EMCOR Group Inc (b)                                                  17,800                           558
KBR Inc (b)                                                           2,400                            93
McDermott International, Inc. (b)                                    16,100                           871
URS Corp (a)(b)                                                         900                            51
                                                                                       -------------------
                                                                                                    1,573
                                                                                       -------------------
Enterprise Software & Services (0.57%)
CA Inc                                                               34,400                           885
                                                                                       -------------------

Entertainment Software (0.65%)
Take-Two Interactive Software Inc (a)(b)                             59,500                         1,016
                                                                                       -------------------

Fiduciary Banks (0.56%)
Northern Trust Corp                                                  13,100                           868
                                                                                       -------------------

Finance - Investment Banker & Broker (2.63%)
Bear Stearns Cos Inc/The                                             10,707                         1,315
Jefferies Group Inc (a)                                              37,000                         1,030
Morgan Stanley                                                       14,900                           938
Raymond James Financial Inc                                          24,900                           818
                                                                                       -------------------
                                                                                                    4,101
                                                                                       -------------------
Finance - Other Services (0.21%)
Nasdaq Stock Market Inc/The (a)(b)                                    8,700                           328
                                                                                       -------------------

Financial Guarantee Insurance (0.68%)
MGIC Investment Corp (a)                                              4,700                           152
PMI Group Inc/The                                                    27,631                           903
                                                                                       -------------------
                                                                                                    1,055
                                                                                       -------------------

Food - Meat Products (1.67%)
Smithfield Foods Inc (b)                                             57,700                         1,818
Tyson Foods Inc                                                      43,600                           778
                                                                                       -------------------
                                                                                                    2,596
                                                                                       -------------------
Food - Miscellaneous/Diversified (2.67%)
Campbell Soup Co                                                     22,000                           814
ConAgra Foods Inc                                                    89,800                         2,347
Sara Lee Corp                                                        59,700                           996
                                                                                       -------------------
                                                                                                    4,157
                                                                                       -------------------
Food - Retail (0.92%)
Safeway Inc                                                          43,200                         1,430
                                                                                       -------------------

Food - Wholesale & Distribution (0.26%)
SUPERVALU Inc                                                        10,500                           410
                                                                                       -------------------

Gas - Distribution (2.53%)
Atmos Energy Corp                                                    58,900                         1,668
NiSource Inc                                                         42,300                           810
Sempra Energy                                                        25,300                         1,470
                                                                                       -------------------
                                                                                                    3,948
                                                                                       -------------------
Hotels & Motels (0.28%)
Wyndham Worldwide Corp                                               13,400                           439
                                                                                       -------------------

Independent Power Producer (1.31%)
Mirant Corp (b)                                                      29,161                         1,186
NRG Energy Inc (a)(b)                                                20,144                           852
                                                                                       -------------------
                                                                                                    2,038
                                                                                       -------------------
Industrial Gases (0.05%)
Air Products & Chemicals Inc                                            800                            78
                                                                                       -------------------

Instruments - Scientific (0.55%)
Applera Corp - Applied Biosystems Group                              24,600                           852
                                                                                       -------------------

Insurance Brokers (0.93%)
AON Corp                                                             32,300                         1,447
                                                                                       -------------------

Internet Security (0.21%)
Check Point Software Technologies (a)(b)                             12,932                           326
                                                                                       -------------------

Investment Management & Advisory Services (1.40%)
Ameriprise Financial Inc                                             22,700                         1,433
Legg Mason Inc                                                        8,900                           750
                                                                                       -------------------
                                                                                                    2,183
                                                                                       -------------------
Leisure & Recreation Products (0.46%)
Brunswick Corp/DE (a)                                                31,400                           718
                                                                                       -------------------

Life & Health Insurance (1.61%)
Cigna Corp                                                           18,000                           959
Protective Life Corp                                                  7,100                           301
Reinsurance Group of America Inc (a)                                  2,600                           148
StanCorp Financial Group Inc                                         22,100                         1,094
                                                                                       -------------------
                                                                                                    2,502
                                                                                       -------------------
Machinery - Construction & Mining (1.03%)
Joy Global Inc                                                        6,083                           310
Terex Corp (b)                                                       14,540                         1,294
                                                                                       -------------------
                                                                                                    1,604
                                                                                       -------------------

Machinery - Pumps (0.16%)
Flowserve Corp                                                        3,200                           244
                                                                                       -------------------

Medical - Drugs (0.60%)
King Pharmaceuticals Inc (b)                                         51,100                           599
Shire PLC ADR                                                         4,523                           334
                                                                                       -------------------
                                                                                                      933
                                                                                       -------------------
Medical - HMO (0.71%)
Aetna Inc                                                            13,526                           734
Coventry Health Care Inc (b)                                          6,085                           379
                                                                                       -------------------
                                                                                                    1,113
                                                                                       -------------------
Medical - Wholesale Drug Distribution (0.58%)
AmerisourceBergen Corp                                               20,000                           907
                                                                                       -------------------

Medical Products (0.16%)
Covidien Ltd                                                          5,900                           245
                                                                                       -------------------

Metal - Diversified (0.93%)
Freeport-McMoRan Copper & Gold Inc                                   13,800                         1,447
                                                                                       -------------------

Metal - Iron (0.47%)
Cleveland-Cliffs Inc (a)                                              8,300                           730
                                                                                       -------------------

Metal Processors & Fabrication (1.17%)
Commercial Metals Co                                                 29,300                           928
Timken Co                                                            24,100                           895
                                                                                       -------------------
                                                                                                    1,823
                                                                                       -------------------
Motion Pictures & Services (0.14%)
DreamWorks Animation SKG Inc (b)                                      6,500                           217
                                                                                       -------------------

Motorcycle/Motor Scooter (0.50%)
Harley-Davidson Inc                                                  16,904                           781
                                                                                       -------------------

Multi-Line Insurance (3.85%)
American Financial Group Inc/OH                                      25,200                           718
Assurant Inc                                                         38,800                         2,076
CNA Financial Corp                                                   16,700                           656
Hanover Insurance Group Inc. (a)                                     14,300                           632
HCC Insurance Holdings Inc                                            2,600                            74
Old Republic International Corp                                      29,600                           555
XL Capital Ltd (a)                                                   16,300                         1,291
                                                                                       -------------------
                                                                                                    6,002
                                                                                       -------------------
Multimedia (0.45%)
McGraw-Hill Cos Inc/The                                              13,800                           703
                                                                                       -------------------

Non-Hazardous Waste Disposal (0.31%)
Republic Services Inc                                                14,550                           476
                                                                                       -------------------

Office Automation & Equipment (0.47%)
Xerox Corp (b)                                                       42,600                           739
                                                                                       -------------------

Oil - Field Services (0.48%)
Oceaneering International Inc (b)                                     9,800                           743
                                                                                       -------------------

Oil & Gas Drilling (1.57%)
Nabors Industries Ltd (b)                                            23,900                           735
Noble Corp                                                           19,000                           932
Oil & Gas Drilling
Patterson-UTI Energy Inc                                             34,400                           777
                                                                                       -------------------
                                                                                                    2,444
                                                                                       -------------------
Oil Company - Exploration & Production (1.85%)
Canadian Natural Resources Ltd                                        5,484                           416
Denbury Resources Inc (a)(b)                                         13,357                           597
Murphy Oil Corp                                                      16,300                         1,139
Southwestern Energy Co (b)                                            6,727                           282
Talisman Energy Inc (a)                                              13,919                           274
XTO Energy Inc                                                        2,949                           182
                                                                                       -------------------
                                                                                                    2,890
                                                                                       -------------------
Oil Company - Integrated (1.19%)
Delek US Holdings Inc                                                 5,700                           143
Hess Corp                                                            25,700                         1,710
                                                                                       -------------------
                                                                                                    1,853
                                                                                       -------------------
Oil Field Machinery & Equipment (0.50%)
National Oilwell Varco Inc (b)                                        5,400                           780
                                                                                       -------------------

Oil Refining & Marketing (1.04%)
Frontier Oil Corp                                                    18,100                           754
Sunoco Inc                                                            7,720                           546
Western Refining Inc                                                  8,100                           329
                                                                                       -------------------
                                                                                                    1,629
                                                                                       -------------------
Pipelines (0.48%)
Oneok Inc (a)                                                        15,800                           749
                                                                                       -------------------

Printing - Commercial (0.41%)
RR Donnelley & Sons Co                                               17,600                           643
                                                                                       -------------------

Property & Casualty Insurance (2.22%)
Arch Capital Group Ltd (b)                                           12,000                           893
Fidelity National Financial Inc                                      63,300                         1,106
First American Corp                                                  10,900                           399
WR Berkley Corp                                                      28,100                           833
Zenith National Insurance Corp (a)                                    5,100                           229
                                                                                       -------------------
                                                                                                    3,460
                                                                                       -------------------
Racetracks (0.05%)
International Speedway Corp (a)                                       1,600                            73
                                                                                       -------------------

Regional Banks (0.17%)
Comerica Inc                                                          5,200                           267
                                                                                       -------------------

Reinsurance (1.52%)
Axis Capital Holdings Ltd                                            25,700                         1,000
Endurance Specialty Holdings Ltd (a)                                 13,244                           550
Everest Re Group Ltd                                                    800                            88
Odyssey Re Holdings Corp                                             11,200                           416
RenaissanceRe Holdings Ltd (a)                                        1,800                           118
Transatlantic Holdings Inc                                            2,800                           197
                                                                                       -------------------
                                                                                                    2,369
                                                                                       -------------------
REITS - Apartments (0.66%)
Apartment Investment & Management Co                                  6,300                           284
AvalonBay Communities Inc                                               800                            95
Camden Property Trust                                                10,200                           655
                                                                                       -------------------
                                                                                                    1,034
                                                                                       -------------------

REITS - Diversified (2.09%)
Colonial Properties Trust (a)                                        25,772                           884
Duke Realty Corp (a)                                                 14,000                           473
iStar Financial Inc (a)                                              33,189                         1,128
Liberty Property Trust                                               19,100                           768
                                                                                       -------------------
                                                                                                    3,253
                                                                                       -------------------
REITS - Healthcare (0.74%)
Ventas Inc                                                           27,800                         1,151
                                                                                       -------------------

REITS - Hotels (1.48%)
Ashford Hospitality Trust Inc                                        47,900                           481
Hospitality Properties Trust                                         21,400                           870
Host Hotels & Resorts Inc                                            42,500                           954
                                                                                       -------------------
                                                                                                    2,305
                                                                                       -------------------
REITS - Mortgage (0.56%)
Annaly Capital Management Inc                                        54,700                           871
                                                                                       -------------------

REITS - Office Property (0.34%)
Boston Properties Inc                                                 4,500                           468
Brandywine Realty Trust                                               2,500                            63
                                                                                       -------------------
                                                                                                      531
                                                                                       -------------------
REITS - Regional Malls (0.64%)
General Growth Properties Inc                                        18,500                           992
                                                                                       -------------------

REITS - Shopping Centers (1.50%)
Developers Diversified Realty Corp                                   17,221                           962
Kimco Realty Corp                                                    28,100                         1,270
Regency Centers Corp                                                  1,300                           100
                                                                                       -------------------
                                                                                                    2,332
                                                                                       -------------------
REITS - Storage (0.53%)
Public Storage Inc                                                   10,600                           834
                                                                                       -------------------

REITS - Warehouse & Industrial (1.75%)
AMB Property Corp                                                    13,600                           813
EastGroup Properties Inc                                              2,400                           109
First Industrial Realty Trust Inc                                    15,930                           619
Prologis                                                             17,900                         1,188
                                                                                       -------------------
                                                                                                    2,729
                                                                                       -------------------
Retail - Apparel & Shoe (0.95%)
Abercrombie & Fitch Co                                                2,700                           218
Gap Inc/The                                                          68,400                         1,261
                                                                                       -------------------
                                                                                                    1,479
                                                                                       -------------------
Retail - Bookstore (0.47%)
Barnes & Noble Inc                                                   20,800                           733
                                                                                       -------------------

Retail - Discount (0.87%)
BJ's Wholesale Club Inc (b)                                          22,800                           756
TJX Cos Inc                                                          20,739                           603
                                                                                       -------------------
                                                                                                    1,359
                                                                                       -------------------
Retail - Drug Store (0.32%)
Rite Aid Corp (a)(b)                                                107,300                           496
                                                                                       -------------------

Retail - Major Department Store (0.78%)
JC Penney Co Inc                                                     13,300                           843
Saks Inc (a)                                                         21,700                           372
                                                                                       -------------------
                                                                                                    1,215

                                                                                       -------------------

Retail - Regional Department Store (0.33%)
Macy's Inc                                                           15,800                           511
                                                                                       -------------------

Steel - Producers (1.45%)
United States Steel Corp                                             21,300                         2,257
                                                                                       -------------------

Telecommunication Equipment (0.69%)
ADC Telecommunications Inc (b)                                       28,700                           563
Arris Group Inc (a)(b)                                               41,264                           509
                                                                                       -------------------
                                                                                                    1,072
                                                                                       -------------------
Telecommunication Services (0.67%)
Embarq Corp                                                          18,900                         1,051
                                                                                       -------------------

Tobacco (0.39%)
UST Inc (a)                                                          12,400                           615
                                                                                       -------------------

Tools - Hand Held (0.46%)
Black & Decker Corp (a)                                               8,600                           716
                                                                                       -------------------

Toys (0.70%)
Hasbro Inc                                                           10,300                           287
Mattel Inc                                                           34,600                           812
                                                                                       -------------------
                                                                                                    1,099
                                                                                       -------------------
Transport - Marine (0.71%)
Ship Finance International Ltd (a)                                   41,978                         1,103
                                                                                       -------------------

Vitamins & Nutrition Products (0.37%)
NBTY Inc (b)                                                         14,100                           572
                                                                                       -------------------
TOTAL COMMON STOCKS                                                                 $             151,628
                                                                                       -------------------
SHORT TERM INVESTMENTS (16.86%)
Money Market Funds (16.86%)
BNY Institutional Cash Reserve Fund (c)                              26,276                        26,276
                                                                                       -------------------
TOTAL SHORT TERM INVESTMENTS                                                        $              26,276
                                                                                       -------------------
Total Investments                                                                   $             177,904
Liabilities in Excess of Other Assets, Net - (14.14)%                                            (22,043)
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                          $             155,861
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $              13,481
Unrealized Depreciation                                               (9,337)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                              4,144
Cost for federal income tax purposes                                  173,760
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------- ------ -------------------
Sector                                                                Percent
--------------------------------------------------- ------ -------------------
Financial                                                              45.01%
Industrial                                                             12.75%
Utilities                                                              12.31%
Consumer, Cyclical                                                     11.85%
Consumer, Non-cyclical                                                 10.57%
Energy                                                                  7.11%
Basic Materials                                                         5.92%
Technology                                                              5.61%
Communications                                                          3.01%
Liabilities in Excess of Other Assets, Net                          (-14.14%)
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================



Schedule of Investments

September 30, 2007 (unaudited)
Money Market Account
                                                                   Principal
                                                                   Amount                Value (000's)
                                                                   (000's)
COMMERCIAL PAPER (91.58%)
Agricultural Operations (2.09%)
Cargill Inc
5.33%, 10/18/2007                                               $     1,100         $               1,097
5.40%, 10/18/2007                                                     1,500                         1,496
5.50%, 11/13/2007                                                     1,000                           993
5.40%, 11/15/2007                                                       740                           735
5.40%, 11/20/2007                                                     1,000                           993
                                                                                       -------------------
                                                                                                    5,314
                                                                                       -------------------
Asset Backed Securities (3.44%)
CAFCO
5.28%, 10/23/2007                                                     1,000                           997
5.25%, 11/ 1/2007                                                     1,000                           995
5.29%, 11/16/2007                                                     1,000                           993
FCAR Owner Trust I
5.25%, 10/23/2007                                                       800                           797
5.25%, 10/24/2007                                                       900                           897
5.24%, 11/15/2007                                                     1,100                         1,093
Windmill Funding
5.25%, 10/ 2/2007                                                     2,000                         2,000
5.25%, 10/ 3/2007                                                     1,000                         1,000
                                                                                       -------------------
                                                                                                    8,772
                                                                                       -------------------
Auto - Car & Light Trucks (0.39%)
BMW US Capital Corp
5.22%, 10/ 3/2007                                                     1,000                         1,000
                                                                                       -------------------

Beverages - Non-Alcoholic (1.83%)
Coca-cola Co
5.24%, 11/27/2007                                                     1,500                         1,487
5.24%, 11/28/2007                                                     1,100                         1,091
5.22%, 11/30/2007                                                     1,000                           991
Coca-Cola Co/The
5.20%, 11/29/2007                                                     1,100                         1,091
                                                                                       -------------------
                                                                                                    4,660
                                                                                       -------------------
Chemicals - Diversified (1.91%)
BASF AG
5.24%, 10/26/2007                                                     1,700                         1,694
5.30%, 11/ 7/2007                                                     1,200                         1,193
5.10%, 12/ 3/2007                                                     1,000                           991
5.19%, 1/10/2008                                                      1,000                           986
                                                                                       -------------------
                                                                                                    4,864
                                                                                       -------------------
Commercial Banks (10.82%)
Caylon North America
5.36%, 11/ 9/2007                                                     2,000                         1,988
5.46%, 12/13/2007                                                     2,000                         1,978
5.315%, 12/14/2007                                                    2,400                         2,374
Nordea North America
5.50%, 10/ 4/2007                                                     1,000                         1,000
5.49%, 11/ 2/2007                                                     1,000                           995
5.34%, 1/ 3/2008                                                      1,000                           986
5.47%, 1/ 8/2008                                                        900                           886

Commercial Banks
Skandinaviska Enskilda Banken
5.23%, 10/ 9/2007                                                       710                           709
5.26%, 10/ 9/2007                                                       900                           899
5.16%, 11/ 2/2007                                                       900                           896
5.59%, 11/13/2007                                                     1,000                           993
Societe Generale North America Inc
5.45%, 10/ 5/2007                                                       790                           789
5.40%, 10/22/2007                                                     1,000                           997
5.22%, 11/ 6/2007                                                     1,010                         1,005
5.02%, 12/27/2007                                                     1,100                         1,087
5.10%, 1/ 2/2008                                                        780                           770
Svenska Handelsbanken
5.24%, 10/22/2007                                                     1,000                           997
5.60%, 12/ 7/2007                                                     1,100                         1,089
Toronto - Dominion Holdings
5.085%, 11/30/2007                                                    1,100                         1,091
5.06%, 1/31/2008                                                      1,100                         1,081
5.02%, 2/28/2008                                                      1,000                           979
Westpac Banking Corp
5.25%, 10/26/2007                                                     1,000                           996
5.47%, 11/ 1/2007                                                     1,000                           995
5.50%, 11/ 2/2007                                                     1,000                           995
5.35%, 12/17/2007                                                     1,000                           989
                                                                                       -------------------
                                                                                                   27,564
                                                                                       -------------------
Cosmetics & Toiletries (0.43%)
Procter & Gamble
4.75%, 12/ 5/2007                                                     1,100                         1,090
                                                                                       -------------------

Diversified Financial Services (2.00%)
General Electric Capital
5.21%, 11/ 8/2007                                                     1,000                           995
5.18%, 11/19/2007                                                       840                           834
4.76%, 11/20/2007                                                     1,215                         1,207
5.25%, 12/ 7/2007                                                     1,000                           990
4.74%, 1/18/2008                                                      1,100                         1,084
                                                                                       -------------------
                                                                                                    5,110
                                                                                       -------------------
Diversified Manufacturing Operations (1.17%)
Dover Corp
5.25%, 10/11/2007                                                       890                           889
4.78%, 11/ 6/2007                                                     1,100                         1,095
General Electric
5.24%, 12/ 6/2007                                                     1,000                           990
                                                                                       -------------------
                                                                                                    2,974
                                                                                       -------------------
Finance - Auto Loans (4.53%)
Paccar Financial
5.25%, 11/19/2007                                                     1,500                         1,489
5.25%, 12/ 5/2007                                                     1,000                           991
4.99%, 12/20/2007                                                     1,000                           989
4.74%, 12/21/2007                                                     1,000                           989
4.73%, 12/27/2007                                                       900                           890
Toyota Motor Credit
5.26%, 11/14/2007                                                     1,150                         1,143
5.30%, 11/29/2007                                                     1,100                         1,090
5.28%, 11/30/2007                                                     2,000                         1,982
5.22%, 12/ 4/2007                                                     1,200                         1,189
4.78%, 1/16/2008                                                        800                           789
                                                                                       -------------------
                                                                                                   11,541
                                                                                       -------------------

Finance - Commercial (0.74%)
CIT Group
5.25%, 10/29/2007                                                       900                           896
5.24%, 12/11/2007                                                     1,000                           990
                                                                                       -------------------
                                                                                                    1,886
                                                                                       -------------------
Finance - Consumer Loans (3.34%)
American General Finance
5.20%, 10/29/2007                                                     1,330                         1,325
HSBC Finance
5.26%, 10/29/2007                                                     1,425                         1,419
5.28%, 10/30/2007                                                     1,000                           996
5.25%, 11/ 7/2007                                                     1,000                           995
5.30%, 12/ 6/2007                                                       700                           693
4.90%, 12/18/2007                                                     1,100                         1,088
John Deere Bank S.A.
5.25%, 10/ 4/2007                                                     1,000                         1,000
John Deere Capital Corp
5.00%, 10/19/2007                                                     1,000                           997
                                                                                       -------------------
                                                                                                    8,513

                                                                                       -------------------
Finance - Credit Card (1.56%)
American Express Credit
5.30%, 10/ 2/2007                                                     1,000                         1,000
5.33%, 10/22/2007                                                     1,000                           997
5.14%, 12/10/2007                                                     1,000                           990
5.03%, 12/19/2007                                                     1,000                           989
                                                                                       -------------------
                                                                                                    3,976
                                                                                       -------------------
Finance - Investment Banker & Broker (10.65%)
Citigroup Funding
5.35%, 10/15/2007                                                     1,000                           998
5.24%, 10/19/2007                                                       900                           898
5.24%, 10/23/2007                                                     1,200                         1,196
5.25%, 10/30/2007                                                     1,100                         1,095
5.40%, 12/13/2007                                                     1,000                           989
Goldman Sachs Group
5.25%, 10/29/2007                                                     1,000                           996
5.18%, 11/16/2007                                                     1,000                           993
ING U.S. Funding
5.54%, 10/15/2007                                                     1,500                         1,497
5.39%, 10/16/2007                                                     1,500                         1,497
5.21%, 11/ 6/2007                                                     1,000                           995
5.36%, 12/ 3/2007                                                     1,000                           991
JP Morgan & Co Inc
4.85%, 12/20/2007                                                     1,500                         1,484
JP Morgan Chase
5.26%, 11/14/2007                                                     1,000                           993
4.75%, 11/16/2007                                                       815                           810
5.07%, 1/ 3/2008                                                      1,000                           987
5.03%, 1/22/2008                                                      1,000                           984
Merrill Lynch & Co Inc
5.20%, 10/ 5/2007                                                       900                           899
5.26%, 11/ 5/2007                                                     1,100                         1,094
5.27%, 11/20/2007                                                     1,000                           993
5.02%, 12/18/2007                                                       915                           905
Morgan Stanley
5.55%, 11/ 8/2007                                                     1,000                           994
5.45%, 12/13/2007                                                     1,000                           989
5.26%, 12/31/2007                                                     1,930                         1,930
5.62%, 1/ 2/2008                                                        860                           847

Finance - Investment Banker & Broker
Morgan Stanley (continued)
5.62%, 1/ 4/2008                                                      1,100                         1,084
                                                                                       -------------------
                                                                                                   27,138
                                                                                       -------------------
Finance - Leasing Company (2.74%)
International Lease Finance
5.28%, 10/12/2007                                                     1,500                         1,498
5.23%, 10/30/2007                                                     1,000                           996
4.96%, 11/27/2007                                                     1,000                           992
River Fuel Funding
5.25%, 10/31/2007                                                     2,000                         1,991
5.275%, 10/31/2007                                                    1,500                         1,493
                                                                                       -------------------
                                                                                                    6,970
                                                                                       -------------------
Finance - Other Services (3.66%)
ABN-AMRO North America Finance Inc
5.24%, 10/25/2007                                                     1,000                           996
5.55%, 10/25/2007                                                     1,119                         1,115
Commoloco
5.43%, 11/ 6/2007                                                     1,000                           995
5.20%, 12/ 5/2007                                                     1,000                           991
CRC Funding
5.25%, 10/ 1/2007                                                     1,100                         1,100
5.27%, 11/ 5/2007                                                     1,000                           995
Park Avenue Receivables Company
5.60%, 10/16/2007                                                       800                           798
5.28%, 10/22/2007                                                       870                           867
Private Export Funding
5.24%, 11/ 9/2007                                                       800                           795
5.01%, 12/18/2007                                                       670                           663
                                                                                       -------------------
                                                                                                    9,315
                                                                                       -------------------
Food - Miscellaneous/Diversified (2.10%)
Unilever Capital
5.26%, 11/28/2007                                                       890                           883
5.34%, 11/29/2007                                                       980                           971
5.28%, 12/ 3/2007                                                       710                           703
5.30%, 12/ 7/2007                                                       825                           817
5.30%, 12/10/2007                                                     1,000                           990
5.26%, 12/14/2007                                                     1,000                           989
                                                                                       -------------------
                                                                                                    5,353
                                                                                       -------------------
Life & Health Insurance (2.41%)
Prudential PLC
5.25%, 10/26/2007                                                     1,100                         1,096
5.26%, 11/ 1/2007                                                     1,000                           996
4.90%, 11/ 2/2007                                                     1,100                         1,095
5.70%, 11/ 8/2007                                                     1,100                         1,093
5.05%, 12/ 5/2007                                                       890                           882
5.325%, 1/25/2008                                                     1,000                           983
                                                                                       -------------------
                                                                                                    6,145
                                                                                       -------------------
Medical - Drugs (2.30%)
Astrazeneca PLC
5.25%, 10/ 3/2007                                                     1,000                         1,000
5.25%, 10/10/2007                                                     1,000                           998
5.25%, 10/16/2007                                                       900                           898
5.25%, 10/19/2007                                                     1,000                           997
5.22%, 1/14/2008                                                      1,000                           985
4.93%, 1/28/2008                                                      1,000                           984
                                                                                       -------------------
                                                                                                    5,862
                                                                                       -------------------

Money Center Banks (8.51%)
Allied Irish Bank
5.24%, 10/19/2007                                                     1,000                           997
5.25%, 10/19/2007                                                       900                           898
5.55%, 12/ 4/2007                                                     1,000                           990
Bank of America
5.34%, 10/ 1/2007                                                       900                           900
5.245%, 10/10/2007                                                      800                           799
5.20%, 11/ 1/2007                                                     1,000                           996
5.40%, 11/16/2007                                                       710                           705
5.42%, 12/ 4/2007                                                       700                           693
BNP Paribas Finance
5.45%, 10/23/2007                                                     1,000                           997
5.51%, 12/12/2007                                                     1,500                         1,484
5.31%, 1/ 9/2008                                                        960                           946
HBOS Treasury Services
5.245%, 10/ 3/2007                                                    1,100                         1,100
5.50%, 10/ 5/2007                                                     1,000                           999
5.245%, 10/12/2007                                                    1,000                           998
5.245%, 10/30/2007                                                      900                           896
5.43%, 12/17/2007                                                     1,000                           988
UBS Finance Delaware LLC
5.27%, 11/ 2/2007                                                       960                           956
5.515%, 11/13/2007                                                    1,300                         1,291
5.21%, 11/14/2007                                                     1,100                         1,093
5.39%, 11/23/2007                                                     1,000                           992
5.21%, 12/ 6/2007                                                     1,000                           990
5.025%, 1/24/2008                                                     1,000                           984
                                                                                       -------------------
                                                                                                   21,692
                                                                                       -------------------
Mortgage Banks (0.39%)
Northern Rock PLC
5.27%, 10/10/2007                                                     1,000                           999
                                                                                       -------------------

Multi-line Insurance (1.57%)
Genworth Financial
5.32%, 10/ 2/2007                                                     1,000                         1,000
5.50%, 10/10/2007                                                       890                           889
5.40%, 10/11/2007                                                     1,010                         1,008
4.90%, 10/22/2007                                                     1,100                         1,097
                                                                                       -------------------
                                                                                                    3,994
                                                                                       -------------------
Oil Company - Integrated (1.60%)
BP Capital Markets PLC
4.96%, 11/19/2007                                                     1,000                           993
4.75%, 11/27/2007                                                     1,090                         1,082
4.75%, 11/29/2007                                                       930                           923
Total Capital
5.37%, 12/ 6/2007                                                     1,100                         1,089
                                                                                       -------------------
                                                                                                    4,087
                                                                                       -------------------
Retail - Discount (0.30%)
Wal-Mart Stores
4.72%, 12/26/2007                                                       780                           771
                                                                                       -------------------

Special Purpose Entity (15.57%)
American Honda Finance Corp
5.25%, 10/16/2007                                                     1,100                         1,098
5.28%, 10/24/2007                                                     1,500                         1,495
5.25%, 10/26/2007                                                     1,500                         1,495
5.28%, 11/ 8/2007                                                     1,000                           994

Special Purpose Entity
Barclays U.S. Funding
5.22%, 11/26/2007                                                     2,150                         2,131
5.60%, 11/26/2007                                                     1,225                         1,215
5.325%, 12/14/2007                                                    1,950                         1,929
5.08%, 12/31/2007                                                       900                           888
Charta LLC
5.25%, 10/18/2007                                                     1,000                           997
Coop Association of Tractor Dealers
5.17%, 10/15/2007                                                     1,100                         1,098
5.28%, 11/ 5/2007                                                       700                           696
5.27%, 11/20/2007                                                     1,000                           993
DWS Scudder Money Market Series
5.32%, 12/31/2007                                                     2,240                         2,240
Grampian Funding
5.24%, 10/25/2007                                                       900                           897
5.25%, 10/25/2007                                                     1,000                           996
5.53%, 11/19/2007                                                       710                           705
5.22%, 12/12/2007                                                     1,000                           990
5.20%, 1/11/2008                                                      1,000                           985
Klio Funding Corp
5.30%, 10/ 4/2007                                                     1,100                         1,099
Klio III Funding Corp
5.31%, 10/11/2007                                                     1,000                           998
Prudential Funding Corp
5.27%, 10/11/2007                                                     2,000                         1,997
5.25%, 12/ 7/2007                                                       900                           891
Ranger Funding
5.26%, 10/ 1/2007                                                     1,000                         1,000
5.67%, 10/12/2007                                                     2,000                         1,997
Scaldis Capital
5.22%, 11/ 9/2007                                                     1,100                         1,094
5.45%, 12/10/2007                                                     1,100                         1,088
Stanfield Victoria Funding
5.16%, 11/21/2007                                                     1,000                           993
Surrey Funding
5.27%, 10/ 3/2007                                                     1,040                         1,040
5.28%, 10/ 9/2007                                                     1,000                           999
Variable Funding Capital Corp LLC
5.67%, 10/ 5/2007                                                       740                           740
Victoria Finance LLC
5.28%, 10/24/2007                                                       900                           897
5.25%, 11/26/2007                                                     1,100                         1,091
Whistlejacket Capital Ltd
5.24%, 11/15/2007                                                       900                           894
Yorktown Capital
5.27%, 10/ 1/2007                                                     1,000                         1,000
                                                                                       -------------------
                                                                                                   39,660
                                                                                       -------------------
Supranational Bank (2.17%)
Corp Andina de Fomento
5.27%, 10/ 9/2007                                                       960                           959
5.27%, 10/12/2007                                                     1,000                           998
5.27%, 10/17/2007                                                     1,000                           998
5.59%, 12/12/2007                                                     1,600                         1,582
5.51%, 1/14/2008                                                      1,000                           984
                                                                                       -------------------
                                                                                                    5,521
                                                                                       -------------------
Telephone - Integrated (2.38%)
Telstra Corp
5.25%, 10/17/2007                                                     1,000                           998

Telephone - Integrated
Telstra Corp (continued)
5.27%, 10/17/2007                                                       975                           973
5.35%, 10/17/2007                                                     1,000                           998
5.27%, 10/24/2007                                                     1,100                         1,096
5.38%, 11/ 7/2007                                                     1,025                         1,019
5.15%, 12/ 3/2007                                                     1,000                           991
                                                                                       -------------------
                                                                                                    6,075
                                                                                       -------------------
Tools - Hand held (0.98%)
Stanley Works
5.25%, 10/10/2007                                                     1,000                           999
5.27%, 11/15/2007                                                     1,500                         1,490
                                                                                       -------------------
                                                                                                    2,489

                                                                                       -------------------
TOTAL COMMERCIAL PAPER                                                              $             233,335
                                                                                       -------------------
BONDS (6.20%)
Asset Backed Securities (0.48%)
Caterpillar Financial Asset Trust
5.67%, 4/25/2008                                                        400                           400
CNH Equipment Trust
5.26%, 12/17/2007 (a)                                                   317                           317
5.82%, 10/ 9/2008                                                       500                           500
                                                                                       -------------------
                                                                                                    1,217
                                                                                       -------------------
Auto - Car & Light Trucks (0.31%)
BMW US Capital LLC
5.74%, 10/ 5/2007 (a)(b)                                                800                           800
                                                                                       -------------------

Automobile Sequential (1.61%)
AmeriCredit Automobile Receivables Trust
5.32%, 10/ 9/2007 (a)                                                   159                           159
Capital Auto Receivables Asset Trust
5.37%, 2/15/2008 (b)                                                    429                           429
Carmax Auto Owner Trust
5.84%, 3/17/2008                                                        448                           448
Harley-Davidson Motorcycle Trust
5.59%, 3/17/2008                                                        630                           630
Honda Auto Receivables Owner Trust
5.56%, 4/15/2008 (a)                                                    351                           351
Hyundai Auto Receivables Trust
5.29%, 10/15/2008                                                       300                           300
Long Beach Auto Receivables Trust
5.33%, 10/15/2007 (a)                                                    60                            60
Merrill Auto Trust Securitization
5.35%, 2/15/2008                                                        429                           429
Triad Auto Receivables Owner Trust
5.30%, 11/12/2007                                                       219                           219
Wachovia Auto Loan Owner Trust
5.34%, 12/20/2007                                                       480                           480
World Omni Auto Receivables Trust
5.68%, 4/15/2008                                                        600                           600
                                                                                       -------------------
                                                                                                    4,105
                                                                                       -------------------
Chemicals - Diversified (0.31%)
BASF Finance Europe NV
5.35%, 10/20/2007 (a)(b)                                                800                           800
                                                                                       -------------------

Commercial Banks (1.10%)
Allied Irish Banks PLC
5.48%, 10/19/2007 (a)(b)                                              1,000                         1,000

Commercial Banks
BES Finance Ltd
5.77%, 10/ 2/2007 (a)(b)                                              1,000                         1,000
Skandinaviska Enskilda Banken AB
5.18%, 12/24/2007 (a)(b)                                                800                           800
                                                                                       -------------------
                                                                                                    2,800
                                                                                       -------------------
Finance - Consumer Loans (0.58%)
HSBC Finance Corp
6.40%, 6/17/2008                                                        400                           403
John Deere Capital Corp
3.90%, 1/15/2008                                                        425                           423
5.38%, 9/25/2008 (a)                                                    665                           665
                                                                                       -------------------
                                                                                                    1,491
                                                                                       -------------------
Finance - Investment Banker & Broker (1.01%)
Bear Stearns Cos Inc/The
4.00%, 1/31/2008                                                        500                           497
Goldman Sachs Group LP
5.36%, 10/25/2007 (a)(b)                                              1,000                         1,000
JPMorgan Chase & Co
5.71%, 10/ 2/2007                                                       500                           500
Lehman Brothers Holdings Inc
5.36%, 10/27/2008 (a)                                                   570                           570
                                                                                       -------------------
                                                                                                    2,567

                                                                                       -------------------
Property & Casualty Insurance (0.17%)
Chubb Corp
4.93%, 11/16/2007                                                       425                           424
                                                                                       -------------------

Special Purpose Entity (0.63%)
Allstate Life Global Funding Trusts
5.72%, 10/ 4/2007 (a)                                                   700                           700
American Self Storage Corp
5.17%, 5/ 1/2046                                                        500                           500
South Central Communications
5.17%, 4/ 1/2018                                                        400                           400
                                                                                       -------------------
                                                                                                    1,600
                                                                                       -------------------
TOTAL BONDS                                                                         $              15,804
                                                                                       -------------------
TAX-EXEMPT BONDS (2.43%)
California (0.74%)
California Statewide Communities Development  Fannie Mae
5.18%, 12/15/2036                                                       750                           750
County of Sacramento CA  Bayerische Landesbank
5.25%, 7/ 1/2022                                                        705                           705
San Jose Redevelopment Agency/CA  JP Morgan Chase
5.15%, 8/ 1/2028                                                        425                           425
                                                                                       -------------------
                                                                                                    1,880
                                                                                       -------------------
Colorado (0.28%)
Sheridan Redevelopment Agency Citibank NA
5.15%, 12/ 1/2029                                                       700                           700
                                                                                       -------------------

Iowa (0.24%)
Iowa Finance Authority GNMA/FNMA
5.13%, 1/ 1/2038                                                        600                           600
                                                                                       -------------------

Massachusetts (0.31%)
Massachusetts Housing Finance Agency/MA  JP Morgan Chase
5.15%, 6/ 1/2034                                                        800                           800
                                                                                       -------------------


Michigan (0.11%)
Michigan State Housing Development Authority  FSA
5.15%, 6/ 1/2034                                                        290                           290
                                                                                       -------------------

Minnesota (0.12%)
St Paul Housing & Redevelopment Authority  U.S. Bank
5.15%, 1/ 1/2024                                                        300                           300
                                                                                       -------------------

New York (0.28%)
New York State Housing Finance Agency  Fannie Mae
5.32%, 5/15/2033                                                        720                           720
                                                                                       -------------------

Washington (0.35%)
Washington State Housing Finance Commission  Bank of America
5.40%, 7/ 1/2030                                                        565                           565
Washington State Housing Finance Commission  Fannie Mae
5.13%, 5/15/2033                                                        335                           335
                                                                                       -------------------
                                                                                                      900
                                                                                       -------------------
TOTAL TAX-EXEMPT BONDS                                                              $               6,190
                                                                                       -------------------
Total Investments                                                                   $             255,329
Liabilities in Excess of Other Assets, Net - (0.21)%                                                (546)
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                          $             254,783
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a)  Variable Rate

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,829 or 2.29% of net assets.




Portfolio Summary (unaudited)
-----------------------------------------------------------
Sector                                             Percent
-----------------------------------------------------------
Financial                                           74.14%
Consumer, Non-cyclical                               8.75%
Asset Backed Securities                              5.53%
Communications                                       2.38%
Basic Materials                                      2.22%
Industrial                                           2.14%
Energy                                               1.60%
Revenue                                              1.10%
Insured                                              1.06%
Consumer, Cyclical                                   1.01%
Tax Allocation                                       0.28%
Liabilities in Excess of Other Assets, Net        (-0.21%)
                                            ---------------
TOTAL NET ASSETS                                   100.00%
                                            ===============


Schedule of Investments

September 30, 2007 (unaudited)
Mortgage Securities Account
                                                                    Principal
                                                                    Amount                Value (000's)
                                                                    (000's)
BONDS (25.50%)
Finance - Mortgage Loan/Banker (10.42%)
Fannie Mae
8.70%, 12/25/2019                                                $        22         $                  24
6.00%, 2/ 3/2020                                                       2,000                         1,992
8.00%, 4/25/2022                                                         353                           361
5.00%, 2/25/2027                                                       1,692                            79
5.50%, 2/25/2032                                                       2,635                         2,618
7.00%, 4/25/2032                                                       1,440                         1,491
Fannie Mae Grantor Trust
7.30%, 5/25/2010                                                       3,000                         3,182
Federal Home Loan Bank System
6.50%, 8/14/2009                                                       2,500                         2,593
7.38%, 2/12/2010                                                       3,000                         3,195
4.50%, 9/16/2013                                                       2,000                         1,974
Freddie Mac
6.50%, 5/15/2030                                                       1,371                         1,378
5.50%, 10/15/2031                                                      2,000                         1,990
4.50%, 5/15/2032                                                       1,017                           997
5.50%, 1/15/2033                                                       1,382                         1,368
5.50%, 4/15/2033 (a)                                                   2,000                         1,961
                                                                                        -------------------
                                                                                                    25,203
                                                                                        -------------------
Mortgage Backed Securities (14.24%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                       3,500                         3,464
5.50%, 5/25/2034                                                       1,133                         1,117
Chase Mortgage Finance Corp
6.00%, 5/25/2035                                                       2,365                         2,304
Countrywide Alternative Loan Trust
4.00%, 8/25/2033                                                         521                           514
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018                                                      2,262                         2,207
5.25%, 5/25/2034                                                       4,000                         3,923
5.75%, 12/25/2035                                                      3,393                         3,297
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033                                                       1,842                         1,809
4.50%, 6/25/2033                                                       1,305                         1,293
GSR Mortgage Loan Trust
5.00%, 5/25/2033                                                         995                           993
6.00%, 2/25/2035                                                       2,166                         2,180
MASTR Alternative Loans Trust
5.40%, 1/25/2020 (a)                                                   1,864                         1,855
Prime Mortgage Trust
4.75%, 11/25/2019                                                      2,307                         2,230
4.75%, 10/25/2020 (a)                                                  2,368                         2,302
Residential Funding Mortgage Securities
5.50%, 12/25/2033                                                      3,000                         2,955
Structured Asset Securities Corp
5.00%, 5/25/2035                                                       2,112                         1,984
                                                                                        -------------------
                                                                                                    34,427
                                                                                        -------------------

Regional Agencies (0.84%)
US Department of Housing and Urban Development
6.16%, 8/ 1/2011                                                       2,000                         2,027
                                                                                        -------------------
TOTAL BONDS                                                                          $              61,657
                                                                                        -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (72.53%)
Federal Home Loan Mortgage Corporation (FHLMC) (34.55%)
7.00%, 4/ 1/2008                                                           -                             -
7.00%, 5/ 1/2008                                                           1                             1
5.50%, 12/ 1/2008                                                         24                            24
7.00%, 10/ 1/2010                                                          1                             1
7.00%, 11/ 1/2012                                                         16                            16
6.00%, 1/ 1/2013                                                         112                           114
7.00%, 1/ 1/2013                                                          32                            33
8.75%, 1/ 1/2013                                                           1                             1
6.50%, 11/ 1/2016                                                        190                           195
6.00%, 4/ 1/2017                                                         897                           911
6.00%, 5/ 1/2017                                                         477                           484
4.50%, 4/ 1/2018                                                         957                           924
5.00%, 4/ 1/2018                                                       1,265                         1,245
4.00%, 8/ 1/2018                                                       2,410                         2,279
5.50%, 11/ 1/2018                                                      1,192                         1,191
4.50%, 1/ 1/2019                                                       2,485                         2,398
4.50%, 7/ 1/2019                                                       2,580                         2,486
5.50%, 7/ 1/2019                                                       1,416                         1,413
6.50%, 12/ 1/2021                                                        378                           388
6.50%, 4/ 1/2022                                                         440                           452
6.50%, 5/ 1/2022                                                         331                           340
6.50%, 5/ 1/2023                                                          55                            56
5.50%, 6/ 1/2024                                                       1,793                         1,773
6.50%, 1/ 1/2028                                                          29                            30
7.00%, 1/ 1/2028                                                         322                           336
6.50%, 3/ 1/2029                                                          55                            57
6.50%, 4/ 1/2029                                                         559                           580
8.50%, 7/ 1/2029                                                          62                            66
8.00%, 12/ 1/2030                                                         28                            30
7.50%, 2/ 1/2031                                                          67                            70
6.00%, 5/ 1/2031                                                         216                           217
7.00%, 6/ 1/2031                                                          59                            61
6.50%, 10/ 1/2031                                                        143                           146
7.00%, 10/ 1/2031                                                         72                            75
6.50%, 1/ 1/2032                                                         395                           405
7.00%, 4/ 1/2032                                                         638                           662
6.00%, 9/ 1/2032                                                         340                           342
5.50%, 11/ 1/2032                                                      1,284                         1,261
5.00%, 2/ 1/2033                                                       1,658                         1,589
5.50%, 4/ 1/2033                                                       2,455                         2,411
5.00%, 6/ 1/2033                                                       1,673                         1,603
4.50%, 8/ 1/2033                                                       1,593                         1,482
5.00%, 8/ 1/2033                                                       5,266                         5,044
5.50%, 8/ 1/2033                                                       1,965                         1,933
6.00%, 11/ 1/2033                                                      1,842                         1,855
5.50%, 12/ 1/2033                                                      2,541                         2,495
6.00%, 12/ 1/2033                                                      1,137                         1,144
5.50%, 1/ 1/2034                                                       4,722                         4,633
5.00%, 5/ 1/2034                                                       3,329                         3,184
6.00%, 5/ 1/2034                                                       4,365                         4,373
5.50%, 11/ 1/2034                                                      2,415                         2,369
5.00%, 5/ 1/2035                                                       1,541                         1,473
4.50%, 6/ 1/2035                                                       3,851                         3,578

Federal Home Loan Mortgage Corporation (FHLMC)
5.00%, 7/ 1/2035                                                       7,065                         6,751
5.50%, 9/ 1/2035                                                       3,127                         3,066
5.00%, 10/ 1/2035                                                      3,080                         2,943
5.00%, 6/ 1/2036                                                       3,616                         3,455
7.00%, 7/ 1/2036                                                       3,300                         3,407
5.79%, 1/ 1/2037 (a)                                                   1,558                         1,552
6.05%, 3/ 1/2037 (a)                                                   2,121                         2,152
                                                                                        -------------------
                                                                                                    83,555
                                                                                        -------------------
Federal National Mortgage Association (FNMA) (28.42%)
6.00%, 12/ 1/2016                                                        477                           484
5.50%, 1/ 1/2017                                                         727                           731
6.00%, 8/ 1/2017                                                         625                           635
5.50%, 12/ 1/2017                                                        567                           568
5.00%, 4/ 1/2018                                                       1,100                         1,081
5.50%, 5/ 1/2018                                                       1,337                         1,337
5.00%, 6/ 1/2018                                                       2,014                         1,982
5.00%, 10/ 1/2018                                                      1,883                         1,852
4.50%, 12/ 1/2018                                                      1,833                         1,770
5.00%, 2/ 1/2019                                                       1,209                         1,188
4.50%, 11/ 1/2019                                                      2,024                         1,950
5.00%, 12/ 1/2019                                                      2,366                         2,324
8.00%, 5/ 1/2022                                                          10                            10
6.00%, 10/ 1/2022                                                        625                           631
8.50%, 2/ 1/2023                                                           6                             6
6.50%, 9/ 1/2024                                                         177                           181
8.00%, 5/ 1/2027                                                         181                           191
8.00%, 9/ 1/2027                                                          65                            69
8.50%, 10/ 1/2027                                                        127                           136
7.00%, 8/ 1/2028                                                         131                           137
6.50%, 11/ 1/2028                                                         41                            42
7.00%, 12/ 1/2028                                                         84                            88
6.50%, 2/ 1/2029                                                          29                            30
6.50%, 3/ 1/2029                                                          86                            88
6.50%, 4/ 1/2029                                                         163                           167
7.00%, 4/ 1/2029                                                          36                            37
6.50%, 7/ 1/2029                                                         941                           966
7.50%, 11/ 1/2029                                                         63                            66
9.00%, 9/ 1/2030                                                          38                            41
6.50%, 6/ 1/2031                                                         192                           197
6.00%, 8/ 1/2031                                                         517                           521
7.00%, 11/ 1/2031                                                        311                           324
6.50%, 1/ 1/2032                                                          99                           101
6.50%, 3/ 1/2032                                                         510                           522
6.50%, 4/ 1/2032                                                         529                           541
6.50%, 8/ 1/2032                                                         219                           224
6.50%, 11/ 1/2032                                                        438                           450
6.50%, 12/ 1/2032                                                        485                           496
5.50%, 2/ 1/2033                                                       1,480                         1,458
6.50%, 2/ 1/2033                                                         176                           181
5.50%, 5/ 1/2033                                                       1,212                         1,192
5.50%, 6/ 1/2033                                                       1,959                         1,926
5.50%, 2/ 1/2034                                                       3,790                         3,712
6.00%, 2/ 1/2034                                                         216                           217
5.50%, 4/ 1/2034                                                         461                           452
5.00%, 6/ 1/2034                                                       2,501                         2,392
5.50%, 7/ 1/2034                                                       1,066                         1,039
6.50%, 7/ 1/2034                                                       1,636                         1,676
5.50%, 8/ 1/2034                                                       1,052                         1,030

Federal National Mortgage Association (FNMA)
5.50%, 9/ 1/2034                                                       3,138                         3,073
6.00%, 9/ 1/2034                                                       2,079                         2,086
5.00%, 6/ 1/2035                                                       2,913                         2,783
5.50%, 10/ 1/2035                                                      4,622                         4,533
6.00%, 10/ 1/2035                                                      2,539                         2,545
5.50%, 11/ 1/2035                                                      3,331                         3,266
6.50%, 2/ 1/2036                                                       2,086                         2,126
6.50%, 5/ 1/2036                                                       2,677                         2,726
5.99%, 10/ 1/2036 (a)                                                  2,614                         2,610
6.00%, 4/ 1/2037                                                       2,945                         2,950
5.00%, 5/ 1/2037                                                       2,726                         2,600
                                                                                        -------------------
                                                                                                    68,737

                                                                                        -------------------
Government National Mortgage Association (GNMA) (4.56%)
7.50%, 1/15/2023                                                          20                            21
7.50%, 2/15/2023                                                          20                            21
7.50%, 3/15/2023                                                          23                            24
7.50%, 4/15/2023                                                          45                            47
7.50%, 6/15/2023                                                          81                            85
7.50%, 7/15/2023                                                           2                             2
7.50%, 8/15/2023                                                           -                             -
7.50%, 9/15/2023                                                          25                            26
7.50%, 10/15/2023                                                         68                            71
7.50%, 11/15/2023                                                         18                            19
8.00%, 7/15/2026                                                           4                             4
8.00%, 8/15/2026                                                          11                            12
8.00%, 1/15/2027                                                           6                             6
8.00%, 2/15/2027                                                           1                             1
8.00%, 6/15/2027                                                           1                             1
7.00%, 1/15/2028                                                          86                            90
7.00%, 1/15/2029                                                          55                            58
7.00%, 3/15/2029                                                          31                            33
7.75%, 12/15/2029                                                         21                            22
6.50%, 7/15/2032                                                         364                           373
6.00%, 8/15/2034                                                       2,346                         2,363
6.00%, 2/20/2029                                                          90                            91
6.50%, 3/20/2031                                                         121                           124
6.50%, 4/20/2031                                                         120                           122
7.00%, 6/20/2031                                                          60                            63
6.00%, 5/20/2032 (a)                                                     432                           435
5.50%, 7/20/2033                                                       1,850                         1,821
6.00%, 7/20/2033                                                       1,291                         1,304
5.50%, 2/20/2034                                                       1,561                         1,535
5.50%, 3/20/2034                                                       1,990                         1,957
6.50%, 4/20/2034                                                         290                           297
                                                                                        -------------------
                                                                                                    11,028
                                                                                        -------------------
U.S. Treasury (5.00%)
4.50%, 2/28/2011 (b)                                                   3,000                         3,042
4.00%, 2/15/2014 (b)                                                   2,000                         1,963
4.75%, 5/15/2014 (b)                                                   5,000                         5,113
4.88%, 8/15/2016 (b)                                                   1,000                         1,023
4.50%, 2/15/2036 (b)                                                   1,000                           948
                                                                                        -------------------
                                                                                                    12,089
                                                                                        -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                $             175,409
                                                                                        -------------------
SHORT TERM INVESTMENTS (5.15%)
Money Market Funds (5.15%)
BNY Institutional Cash Reserve Fund (c)                               12,452                        12,452
                                                                                        -------------------
TOTAL SHORT TERM INVESTMENTS                                                         $              12,452
                                                                                        -------------------

REPURCHASE AGREEMENTS (1.41%)
Money Center Banks (1.41%)
Investment in Joint Trading Account; Bank of
America Repurchase Agreement; 4.80%
dated 09/30/07 maturing                                                1,708                         1,708
10/01/07 (collateralized by U.S. Government
Agency Issues; $1,759,000; 0% - 6.25%;
dated 02/28/08-07/15/32)

Investment in Joint Trading Account; Deutsche
Bank Repurchase Agreement; 4.85% dated 09/30/07
maturing 10/01/07                                                      1,708                         1,708
(collateralized by U.S. Government Agency Issues;
$1,759,000; 0% - 6.25%; dated 02/28/08-07/15/32)
                                                                                        -------------------

                                                                                                     3,416
                                                                                        -------------------
TOTAL REPURCHASE AGREEMENTS                                                          $               3,416
                                                                                        -------------------
Total Investments                                                                    $             252,934
Liabilities in Excess of Other Assets, Net - (4.59)%                                              (11,090)
                                                                                        -------------------
TOTAL NET ASSETS - 100.00%                                                           $             241,844
                                                                                        ===================
                                                                                        -------------------

                                                                                        ===================

(a) Variable Rate

(b) Security or a portion of the security was on loan at the end of the period.

(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $   1,003
Unrealized Depreciation                                     (6,082)
                                                            --------
Net Unrealized Appreciation (Depreciation)                  (5,079)
Cost for federal income tax purposes                        258,013

All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------------------------
Sector                                                      Percent
--------------------------------------------------------------------
Mortgage Securities                                          88.16%
Government                                                    9.87%
Financial                                                     6.56%
Liabilities in Excess of Other Assets, Net                  -4.59%)
                                                            --------
TOTAL NET ASSETS                                            100.00%
                                                            ========


Schedule of Investments

September 30, 2007 (unaudited)
Principal LifeTime 2010 Account

                                                                    Shares                Value (000's)
                                                                      Held
INVESTMENT COMPANIES (98.77%)
Principal Investors Fund, Inc. Institutional Class (53.11%)
Disciplined LargeCap Blend Fund (a)                                  218,980         $               3,841
High Yield Fund (a)                                                  106,708                         1,125
Inflation Protection Fund (a)                                        154,500                         1,454
International Emerging Markets Fund (a)                               29,936                         1,051
International Growth Fund (a)                                        237,686                         3,525
Partners International Fund (a)                                      112,969                         2,011
Partners LargeCap Blend Fund I (a)                                   195,109                         2,041
Partners LargeCap Value Fund I (a)                                    70,897                         1,041
Partners SmallCap Growth Fund III (a)(b)                              47,276                           617
Preferred Securities Fund (a)                                        262,897                         2,647
SmallCap S&P 600 Index Fund (a)                                       50,479                           960
SmallCap Value Fund (a)                                               31,529                           582
Ultra Short Bond Fund (a)                                            143,827                         1,388
                                                                                        -------------------
                                                                                                    22,283
                                                                                        -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (45.66%)
Bond Account (a)                                                     933,099                        11,076
Capital Value Account (a)                                             28,711                         1,049
Equity Growth Account (a)                                             85,057                         1,747
Growth Account (a)                                                    95,408                         1,648
LargeCap Value Account (a)                                            71,150                         1,042
Real Estate Securities Account (a)                                   120,151                         2,594
                                                                                                    19,156
                                                                                        -------------------
TOTAL INVESTMENT COMPANIES                                                           $              41,439
                                                                                        -------------------
Total Investments                                                                    $              41,439
Other Assets in Excess of Liabilities, Net - 1.23%                                                     517
                                                                                        -------------------
TOTAL NET ASSETS - 100.00%                                                           $              41,956
                                                                                        ===================
                                                                                        -------------------

                                                                                        ===================

(a)  Affiliated Security

(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $               1,437
Unrealized Depreciation                                               (415)
                                                         -------------------
Net Unrealized Appreciation (Depreciation)                            1,022
Cost for federal income tax purposes                                 40,417
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------------- -------------------
Fund Type                                                           Percent
-------------------------------------------------------- -------------------
Fixed Income Funds                                                   42.16%
Domestic Equity Funds                                                40.91%
International Equity Funds                                           15.70%
Other Assets in Excess of Liabilities, Net                            1.23%
                                                         -------------------
TOTAL NET ASSETS                                                    100.00%
                                                         ===================

Affiliated Securities

                                   December 31, 2006                               Purchases                             Sales
                            ---------------------------            ------------------------------            -------------------
                                    Shares                  Cost (000)         Shares                   Cost          Shares
                                                                                                         (000)
                            -----------------------     -------------------- ----------------           ---------   ---------------
Bond Account                               804,225   $                9,508          485,820         $     5,829           356,946
Capital Value Account                       25,823                      881           19,408                 727            16,520
Disciplined LargeCap                             -                        -          226,119               3,884             7,139
Blend
   Fund

Diversified International                  181,006                    3,284          124,049               2,616           305,055
   Account

Equity Growth Account                       52,149                      933           43,726                 838            10,818
Equity Income Account                       36,701                      339            4,754                  49            41,455
Equity Income Account I                          -                        -           21,889                 415            21,889
Growth Account                              56,358                      808           50,998                 780            11,948
High Yield Fund                                  -                        -          109,342               1,136             2,634
Inflation Protection Fund                        -                        -          159,409               1,479             4,909
International Emerging                           -                        -           30,836                 921               900
Markets
   Fund

International Growth Fund                        -                        -          245,345               3,427             7,659
LargeCap Growth Equity                     105,104                      483                -                   -           105,104
   Account

LargeCap Stock Index                       339,815                    3,195          163,032               1,742           502,847
Account
LargeCap Value Account                      82,364                    1,012           27,870                 415            39,084
Money Market Account                     1,737,364                    1,737          241,032                 241         1,978,396
Partners International                           -                        -          116,625               1,962             3,656
Fund
Partners LargeCap Blend                          -                        -          201,552               2,091             6,443
Fund I
Partners LargeCap Value                          -                        -           73,252               1,087             2,355
Fund I
Partners SmallCap Growth                         -                        -           48,835                 626             1,559
   Fund III

Preferred Securities Fund                        -                        -          271,570               2,833             8,673
Real Estate Securities                      72,474                    1,419           53,567               1,203             5,890
Account
SmallCap Account                            80,508                      802           19,969                 221           100,477
SmallCap Growth Account                     25,198                      270           18,374                 206            43,572
SmallCap S&P 600 Index                           -                        -           52,158               1,004             1,679
Fund
SmallCap Value Account                      14,877                      270           12,611                 239            27,488
SmallCap Value Fund                              -                        -           32,605                 626             1,076
Ultra Short Bond Fund                            -                        -          148,539               1,476             4,712
                                                        --------------------                            ---------
                                                     $               24,941                          $    38,073
                                                        ====================                            =========

Affiliated Securities

                                         September 30, 2007
                               ----------------------------
                                  Proceeds (000)                 Shares                   Cost (000)

                                 -----------------          -----------------          -----------------
Bond Account                  $             4,171                    933,099        $            11,166
Capital Value Account                         612                     28,711                        995
Disciplined LargeCap                          121                    218,980                      3,763
Blend
   Fund

Diversified International                   6,258                          -                          -
   Account

Equity Growth Account                         207                     85,057                      1,564
Equity Income Account                         388                          -                          -
Equity Income Account I                       442                          -                          -
Growth Account                                183                     95,408                      1,406
High Yield Fund                                27                    106,708                      1,109
Inflation Protection Fund                      46                    154,500                      1,433
International Emerging                         29                     29,936                        892
Markets
   Fund

International Growth Fund                     108                    237,686                      3,319
LargeCap Growth Equity                        504                          -                          -
   Account

LargeCap Stock Index                        5,540                          -                          -
Account
LargeCap Value Account                        582                     71,150                        888
Money Market Account                        1,978                          -                          -
Partners International                         62                    112,969                      1,900
Fund
Partners LargeCap Blend                        66                    195,109                      2,025
Fund I
Partners LargeCap Value                        34                     70,897                      1,053
Fund I
Partners SmallCap Growth                       19                     47,276                        607
   Fund III

Preferred Securities Fund                      89                    262,897                      2,744
Real Estate Securities                        127                    120,151                      2,495
Account
SmallCap Account                            1,058                          -                          -
SmallCap Growth Account                       512                          -                          -
SmallCap S&P 600 Index                         32                     50,479                        972
Fund
SmallCap Value Account                        505                          -                          -
SmallCap Value Fund                            20                     31,529                        606
Ultra Short Bond Fund                          46                    143,827                      1,430
                                 -----------------                                     -----------------
                              $            23,766                                   $            40,367
                                 =================                                     =================


                                     Income Distribution from               Realized Gain/Loss                  Realized
                                                                                                             Gain/Loss from
                                    Other Investment Companies                on Investments                Other Investment
                                               000's                              000's                        Companies
                                                                                                                 000's
                                  --------------------------------          -------------------------      -------------------

Bond Account                   $                              549         $                        -    $                   -
Capital Value Account                                          21                                 -1                       77
Disciplined LargeCap                                            -                                  -                        -
Blend
   Fund

Diversified International                                      53                                358                      518
   Account

Equity Growth Account                                           7                                  -                        -
Equity Income Account                                          49                                  -                        -
Equity Income Account I                                         -                                 27                        -
Growth Account                                                  2                                  1                        -
High Yield Fund                                                 -                                  -                        -
Inflation Protection Fund                                      24                                  -                        -
International Emerging                                          -                                  -                        -
Markets
   Fund

International Growth Fund                                       -                                  -                        -
LargeCap Growth Equity                                          -                                 21                        -
   Account

LargeCap Stock Index                                           71                                603                        -
Account
LargeCap Value Account                                         18                                 43                       48
Money Market Account                                           39                                  -                        -
Partners International                                          -                                  -                        -
Fund
Partners LargeCap Blend                                         -                                  -                        -
Fund I
Partners LargeCap Value                                         -                                  -                        -
Fund I
Partners SmallCap Growth                                        -                                  -                        -
   Fund III

Preferred Securities Fund                                      68                                  -                        -
Real Estate Securities                                         16                                  -                      223
Account
SmallCap Account                                                3                                 35                      106
SmallCap Growth Account                                         -                                 36                        -
SmallCap S&P 600 Index                                          -                                  -                        -
Fund
SmallCap Value Account                                          6                                 -4                       26
SmallCap Value Fund                                             -                                  -                        -
Ultra Short Bond Fund                                          22                                  -                        -
                                  --------------------------------          -------------------------      -------------------
                               $                              948         $                    1,119    $                 998
                                  ================================          =========================      ===================



Schedule of Investments

September 30, 2007 (unaudited)
Principal LifeTime 2020 Account

                                                                      Shares                Value (000's)
                                                                        Held
INVESTMENT COMPANIES (98.54%)
Principal Investors Fund, Inc. Institutional Class (57.13%)
Disciplined LargeCap Blend Fund (a)                                   1,041,388        $              18,266
High Yield Fund (a)                                                    587,250                         6,190
International Emerging Markets Fund (a)                                156,057                         5,482
International Growth Fund (a)                                         1,241,208                       18,407
Partners International Fund (a)                                        543,994                         9,683
Partners LargeCap Blend Fund I (a)                                     896,570                         9,378
Partners LargeCap Value Fund I (a)                                     356,608                         5,239
Partners MidCap Growth Fund (a)(b)                                     192,992                         2,264
Partners MidCap Value Fund I (a)                                       125,686                         1,863
Partners SmallCap Growth Fund III (a)(b)                               237,768                         3,103
Preferred Securities Fund (a)                                          886,498                         8,927
SmallCap S&P 600 Index Fund (a)                                        183,149                         3,483
SmallCap Value Fund (a)                                                158,434                         2,923
                                                                                          -------------------
                                                                                                      95,208
                                                                                          -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (41.41%)
Bond Account (a)                                                      2,771,063                       32,893
Capital Value Account (a)                                              138,785                         5,071
Equity Growth Account (a)                                              442,321                         9,085
Growth Account (a)                                                     458,647                         7,921
LargeCap Value Account (a)                                             365,944                         5,357
Real Estate Securities Account (a)                                     402,098                         8,681
                                                                                                      69,008
                                                                                          -------------------
TOTAL INVESTMENT COMPANIES                                                             $             164,216
                                                                                          -------------------
Total Investments                                                                      $             164,216
Other Assets in Excess of Liabilities, Net - 1.46%                                                     2,429
                                                                                          -------------------
TOTAL NET ASSETS - 100.00%                                                             $             166,645
                                                                                          ===================
                                                                                          -------------------

                                                                                          ===================


(a)  Affiliated Security

(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $               7,104

Unrealized Depreciation                                                (1,430)
                                                            -------------------
Net Unrealized Appreciation (Depreciation)                               5,674
Cost for federal income tax purposes                                   158,542
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------- ------- -------------------
Fund Type                                                              Percent
--------------------------------------------------- ------- -------------------
Domestic Equity Funds                                                   49.59%
Fixed Income Funds                                                      28.81%
International Equity Funds                                              20.14%
Other Assets in Excess of Liabilities, Net                               1.46%
                                                            -------------------
TOTAL NET ASSETS                                                       100.00%
                                                            ===================

Affiliated Securities

                                   December 31, 2006                               Purchases                      Sales
                            ---------------------------------            ------------------------------     -------------------
                                    Shares                        Cost (000)            Shares                   Cost
                                                                                                                  (000)
                            -----------------------           --------------------   -----------------           ---------
Bond Account                             2,350,050         $               27,637           1,369,237         $    16,462
Capital Value Account                      160,911                          5,395              65,855               2,472
Disciplined LargeCap                             -                              -           1,049,586              18,017
Blend
   Fund

Diversified International                  846,173                         15,397             529,154              11,219
   Account

Equity Growth Account                      265,704                          4,720             233,628               4,456
Equity Income Account                      120,983                          1,130              15,671                 161
Equity Income Account I                          -                              -              72,156               1,370
Growth Account                             278,704                          3,945             243,591               3,713
High Yield Fund                                  -                              -             591,016               6,142
International Emerging                           -                              -             157,184               4,691
Markets
   Fund

International Growth Fund                        -                              -           1,250,741              17,473
LargeCap Growth Equity                     241,963                          1,105                   -                   -
   Account

LargeCap Stock Index                     1,640,558                         15,442             608,781               6,560
Account
LargeCap Value Account                     381,986                          4,913             210,175               3,129
Partners International                           -                              -             548,175               9,224
Fund
Partners LargeCap Blend                          -                              -             903,567               9,382
Fund I
Partners LargeCap Value                          -                              -             359,404               5,336
Fund I
Partners MidCap Growth                           -                              -             194,431               2,104
Fund
Partners MidCap Value                            -                              -             126,694               1,941
Fund I
Partners SmallCap Growth                         -                              -             239,611               3,075
   Fund III

Preferred Securities Fund                        -                              -             893,374               9,329
Real Estate Securities                     256,941                          5,238             150,385               3,457
Account
SmallCap Account                           228,324                          2,328             137,694               1,529
SmallCap Growth Account                    138,393                          1,420              57,751                 655
SmallCap S&P 600 Index                           -                              -             184,581               3,558
Fund
SmallCap Value Account                      84,611                          1,473              43,177                 821
SmallCap Value Fund                              -                              -             159,704               3,075
                                                              --------------------                               ---------
                                                           $               90,143                             $   149,351
                                                              ====================                               =========

Affiliated Securities

                                 September 30, 2007
                             ----------------------------
                                   Shares                  Proceeds (000)                 Shares                   Cost (000)

                             -------------------          -----------------          -----------------          -----------------
Bond Account                            948,224        $            11,035                  2,771,063        $            33,066
Capital Value Account                    87,981                      3,245                    138,785                      4,692
Disciplined LargeCap                      8,198                        138                  1,041,388                     17,879
Blend
   Fund

Diversified International             1,375,327                     28,179                          -                          -
   Account

Equity Growth Account                    57,011                      1,114                    442,321                      8,067
Equity Income Account                   136,654                      1,291                          -                          -
Equity Income Account I                  72,156                      1,449                          -                          -
Growth Account                           63,648                        998                    458,647                      6,674
High Yield Fund                           3,766                         39                    587,250                      6,103
International Emerging                    1,127                         36                    156,057                      4,655
Markets
   Fund

International Growth Fund                 9,533                        133                  1,241,208                     17,340
LargeCap Growth Equity                  241,963                      1,159                          -                          -
   Account

LargeCap Stock Index                  2,249,339                     24,823                          -                          -
Account
LargeCap Value Account                  226,217                      3,377                    365,944                      4,699
Partners International                    4,181                         70                    543,994                      9,154
Fund
Partners LargeCap Blend                   6,997                         71                    896,570                      9,311
Fund I
Partners LargeCap Value                   2,796                         40                    356,608                      5,296
Fund I
Partners MidCap Growth                    1,439                         16                    192,992                      2,088
Fund
Partners MidCap Value                     1,008                         14                    125,686                      1,927
Fund I
Partners SmallCap Growth                  1,843                         24                    237,768                      3,051
   Fund III

Preferred Securities Fund                 6,876                         70                    886,498                      9,259
Real Estate Securities                    5,228                        112                    402,098                      8,583
Account
SmallCap Account                        366,018                      3,854                          -                          -
SmallCap Growth Account                 196,144                      2,315                          -                          -
SmallCap S&P 600 Index                    1,432                         27                    183,149                      3,531
Fund
SmallCap Value Account                  127,788                      2,335                          -                          -
SmallCap Value Fund                       1,270                         24                    158,434                      3,051
                                                          -----------------                                     -----------------
                                                       $            85,988                                   $           158,426
                                                          =================                                     =================



                                           Income Distribution from               Realized Gain/Loss             Realized
                                                                                                              Gain/Loss from
                                          Other Investment Companies                on Investments           Other Investment
                                                     000's                              000's                   Companies
                                                                                                                  000's
                                        -----------------------    -------------------------------      --------------

Bond Account                         $                   1,660  $                               2    $                   -
Capital Value Account                                      116                                 70                      419
Disciplined LargeCap                                         -                                  -                        -
Blend
   Fund

Diversified International                                  256                              1,563                    2,482
   Account

Equity Growth Account                                       43                                  5                        -
Equity Income Account                                      161                                  -                        -
Equity Income Account I                                      -                                 79                        -
Growth Account                                              12                                 14                        -
High Yield Fund                                              -                                  -                        -
International Emerging                                       -                                  -                        -
Markets
   Fund

International Growth Fund                                    -                                  -                        -
LargeCap Growth Equity                                       -                                 54                        -
   Account

LargeCap Stock Index                                       334                              2,821                        -
Account
LargeCap Value Account                                      97                                 34                      267
Partners International                                       -                                  -                        -
Fund
Partners LargeCap Blend                                      -                                  -                        -
Fund I
Partners LargeCap Value                                      -                                  -                        -
Fund I
Partners MidCap Growth                                       -                                  -                        -
Fund
Partners MidCap Value                                        -                                  -                        -
Fund I
Partners SmallCap Growth                                     -                                  -                        -
   Fund III

Preferred Securities Fund                                  229                                  -                        -
Real Estate Securities                                      60                                  -                      825
Account
SmallCap Account                                            11                                 -3                      392
SmallCap Growth Account                                      -                                240                        -
SmallCap S&P 600 Index                                       -                                  -                        -
Fund
SmallCap Value Account                                      32                                 41                      133
SmallCap Value Fund                                          -                                  -                        -
                                        -----------------------    -------------------------------      -------------------
                                     $                   3,011  $                           4,920    $               4,518
                                        =======================    ===============================      ===================


Schedule of Investments

September 30, 2007 (unaudited)
Principal LifeTime 2030 Account

                                                               Shares                Value (000's)
                                                                 Held
INVESTMENT COMPANIES (99.16%)
Principal Investors Fund, Inc. Institutional Class (62.70%)
Disciplined LargeCap Blend Fund (a)                             206,730         $               3,626
High Yield Fund (a)                                             113,123                         1,192
International Emerging Markets Fund (a)                          31,156                         1,095
International Growth Fund (a)                                   245,325                         3,638
Partners International Fund (a)                                 107,561                         1,915
Partners LargeCap Blend Fund I (a)                              166,769                         1,744
Partners LargeCap Value Fund I (a)                               72,150                         1,060
Partners MidCap Growth Fund (a)(b)                               40,722                           478
Partners MidCap Value Fund I (a)                                 28,870                           428
Partners SmallCap Growth Fund I (a)(b)                           28,021                           316
Partners SmallCap Growth Fund III (a)(b)                         34,410                           449
Preferred Securities Fund (a)                                   124,869                         1,257
SmallCap S&P 600 Index Fund (a)                                  20,027                           381
SmallCap Value Fund (a)                                          22,987                           424
                                                                                   -------------------
                                                                                               18,003
                                                                                   -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (36.46%)
Bond Account (a)                                                270,679                         3,213
Capital Value Account (a)                                        30,269                         1,106
Equity Growth Account (a)                                        89,299                         1,834
Growth Account (a)                                               98,675                         1,704
LargeCap Value Account (a)                                       73,448                         1,075
Real Estate Securities Account (a)                               57,827                         1,249
SmallCap Value Account (a)                                       16,894                           288
                                                                                   -------------------
                                                                                               10,469
                                                                                   -------------------
TOTAL INVESTMENT COMPANIES                                                      $              28,472
                                                                                   -------------------
Total Investments                                                               $              28,472
Other Assets in Excess of Liabilities, Net - 0.84%                                                241
                                                                                   -------------------
TOTAL NET ASSETS - 100.00%                                                      $              28,713
                                                                                   ===================
                                                                                   -------------------

                                                                                   ===================

(a) Affiliated Security

(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $               1,434
Unrealized Depreciation                                              (204)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                           1,230

Cost for federal income tax purposes                                27,242
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------- --- -------------------
Fund Type                                                          Percent
--------------------------------------------------- --- -------------------
Domestic Equity Funds                                               56.29%
International Equity Funds                                          23.15%
Fixed Income Funds                                                  19.72%
Other Assets in Excess of Liabilities, Net                           0.84%
                                                        -------------------
TOTAL NET ASSETS                                                   100.00%
                                                        ===================

Affiliated Securities

                                   December 31, 2006                          Purchases                             Sales
                            --------------------------------        ------------------------------            -------------------
                                    Shares                   Cost (000)                        Shares                   Cost
                                                                                                                         (000)
                            -----------------------         -----------------           ---------------------           ---------
Bond Account                               252,882         $           2,973                         168,678         $     2,020
Capital Value Account                       24,350                       836                          22,878                 850
Disciplined LargeCap                             -                         -                         207,887               3,566
Blend
   Fund

Diversified International                  140,341                     2,595                         117,895               2,465
   Account

Equity Growth Account                       56,579                       986                          46,058                 882
Equity Income Account                       16,886                       159                           2,187                  22
Equity Income Account I                          -                         -                          10,071                 191
Growth Account                              61,661                       860                          52,865                 810
High Yield Fund                                  -                         -                         113,618               1,180
International Emerging                           -                         -                          31,322                 937
Markets
   Fund

International Growth Fund                        -                         -                         246,707               3,444
LargeCap Growth Equity                      79,518                       350                               -                   -
   Account

LargeCap Stock Index                       274,920                     2,575                         120,008               1,285
Account
LargeCap Value Account                      74,653                       931                          34,126                 504
Partners International                           -                         -                         108,168               1,819
Fund
Partners LargeCap Blend                          -                         -                         167,727               1,737
Fund I
Partners LargeCap Value                          -                         -                          72,567               1,075
Fund I
Partners MidCap Growth                           -                         -                          40,947                 443
Fund
Partners MidCap Value                            -                         -                          29,038                 443
Fund I
Partners SmallCap Growth                         -                         -                          28,179                 301
   Fund I

Partners SmallCap Growth                         -                         -                          34,607                 443
   Fund III

Preferred Securities Fund                        -                         -                         125,590               1,309
Real Estate Securities                      33,019                       679                          25,495                 568
Account
SmallCap Account                            28,702                       291                          19,314                 213
SmallCap Growth Account                     32,563                       335                          18,470                 207
SmallCap S&P 600 Index                           -                         -                          20,142                 387
Fund
SmallCap Value Account                      19,035                       332                          16,652                 308
SmallCap Value Fund                              -                         -                          23,122                 443
                                                            -----------------                                           ---------
                                                           $          13,902                                         $    27,852
                                                            =================                                           =========


Affiliated Securities

                                       September 30, 2007
                            -      ----------------------------
                                         Shares                  Proceeds (000)           Shares                   Cost (000)

                            -      -------------------          -----------------    -----------------          -----------------
Bond Account                                  150,881        $             1,758              270,679        $             3,237
Capital Value Account                          16,959                        626               30,269                      1,057
Disciplined LargeCap                            1,157                         19              206,730                      3,547
Blend
   Fund

Diversified International                     258,236                      5,301                    -                          -
   Account

Equity Growth Account                          13,338                        260               89,299                      1,611
Equity Income Account                          19,073                        181                    -                          -
Equity Income Account I                        10,071                        201                    -                          -
Growth Account                                 15,851                        248               98,675                      1,427
High Yield Fund                                   495                          5              113,123                      1,175
International Emerging                            166                          5               31,156                        932
Markets
   Fund

International Growth Fund                       1,382                         19              245,325                      3,425
LargeCap Growth Equity                         79,518                        380                    -                          -
   Account

LargeCap Stock Index                          394,928                      4,358                    -                          -
Account
LargeCap Value Account                         35,331                        528               73,448                        938
Partners International                            607                         10              107,561                      1,809
Fund
Partners LargeCap Blend                           958                         10              166,769                      1,727
Fund I
Partners LargeCap Value                           417                          6               72,150                      1,069
Fund I
Partners MidCap Growth                            225                          2               40,722                        441
Fund
Partners MidCap Value                             168                          2               28,870                        441
Fund I
Partners SmallCap Growth                          158                          2               28,021                        299
   Fund I

Partners SmallCap Growth                          197                          2               34,410                        441
   Fund III

Preferred Securities Fund                         721                          8              124,869                      1,301
Real Estate Securities                            687                         15               57,827                      1,232
Account
SmallCap Account                               48,016                        507                    -                          -
SmallCap Growth Account                        51,033                        602                    -                          -
SmallCap S&P 600 Index                            115                          2               20,027                        385
Fund
SmallCap Value Account                         18,793                        343               16,894                        295
SmallCap Value Fund                               135                          2               22,987                        441
                                                                -----------------                               -----------------
                                                             $            15,402                             $            27,230
                                                                =================                               =================



                                           Income Distribution from       Realized Gain/Loss                     Realized
                                                                                                              Gain/Loss from
                                          Other Investment Companies        on Investments                   Other Investment
                                                     000's                      000's                           Companies
                                                                                                                  000's
                                        --------------------         ------------------                 -----------------------

Bond Account                         $                  178         $                       2         $                 -
Capital Value Account                                    22                                -3                          81
Disciplined LargeCap                                      -                                 -                           -
Blend
   Fund

Diversified International                                47                               241                         454
   Account

Equity Growth Account                                     8                                 3                           -
Equity Income Account                                     -                                 -                           -
Equity Income Account I                                  22                                10                           -
Growth Account                                            2                                 5                           -
High Yield Fund                                           -                                 -                           -
International Emerging                                    -                                 -                           -
Markets
   Fund

International Growth Fund                                 -                                 -                           -
LargeCap Growth Equity                                    -                                30                           -
   Account

LargeCap Stock Index                                     57                               498                           -
Account
LargeCap Value Account                                   17                                31                          45
Partners International                                    -                                 -                           -
Fund
Partners LargeCap Blend                                   -                                 -                           -
Fund I
Partners LargeCap Value                                   -                                 -                           -
Fund I
Partners MidCap Growth                                    -                                 -                           -
Fund
Partners MidCap Value                                     -                                 -                           -
Fund I
Partners SmallCap Growth                                  -                                 -                           -
   Fund I

Partners SmallCap Growth                                  -                                 -                           -
   Fund III

Preferred Securities Fund                                31                                 -                           -
Real Estate Securities                                    8                                 -                         103
Account
SmallCap Account                                          2                                 3                          50
SmallCap Growth Account                                   -                                60                           -
SmallCap S&P 600 Index                                    -                                 -                           -
Fund
SmallCap Value Account                                    8                                -2                          33
SmallCap Value Fund                                       -                                 -                           -
                                        --------------------         -------------------------         -------------------
                                     $                  402         $                     878         $               766
                                        ====================         =========================         ===================


Schedule of Investments

September 30, 2007 (unaudited)
Principal LifeTime 2040 Account

                                                              Shares                Value (000's)
                                                                Held
INVESTMENT COMPANIES (99.02%)
Principal Investors Fund, Inc. Institutional Class (65.96%)
Disciplined LargeCap Blend Fund (a)                             99,994         $               1,754
High Yield Fund (a)                                             57,467                           606
International Emerging Markets Fund (a)                         16,891                           593
International Growth Fund (a)                                  127,758                         1,895
Partners International Fund (a)                                 58,156                         1,035
Partners LargeCap Blend Fund I (a)                              85,799                           897
Partners LargeCap Value Fund I (a)                              39,449                           580
Partners MidCap Growth Fund (a)(b)                              20,559                           241
Partners MidCap Value Fund I (a)                                14,607                           216
Partners SmallCap Growth Fund I (a)(b)                          18,013                           203
Partners SmallCap Growth Fund III (a)(b)                        17,404                           227
Preferred Securities Fund (a)                                   47,549                           479
SmallCap S&P 600 Index Fund (a)                                  9,598                           183
SmallCap Value Fund (a)                                         11,632                           215
                                                                                  -------------------
                                                                                               9,124
                                                                                  -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (33.06%)
Bond Account (a)                                                61,819                           734
Capital Value Account (a)                                       16,289                           595
Equity Growth Account (a)                                       50,910                         1,046
Growth Account (a)                                              51,412                           888
LargeCap Value Account (a)                                      41,530                           608
Real Estate Securities Account (a)                              23,719                           512
SmallCap Value Account (a)                                      11,131                           189
                                                                                  -------------------
                                                                                               4,572
                                                                                  -------------------
TOTAL INVESTMENT COMPANIES                                                     $              13,696
                                                                                  -------------------
Total Investments                                                              $              13,696
Other Assets in Excess of Liabilities, Net - 0.98%                                               136
                                                                                  -------------------
TOTAL NET ASSETS - 100.00%                                                     $              13,832
                                                                                  ===================
                                                                                  -------------------

                                                                                  ===================

(a)                  Affiliated Security
(b)                  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $                 711
Unrealized Depreciation                                              (105)
                                                        -------------------
Net Unrealized Appreciation (Depreciation)                             606
Cost for federal income tax purposes                                13,090
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------- -------------------
Fund Type                                                          Percent
------------------------------------------------------- -------------------
Domestic Equity Funds                                               60.40%
International Equity Funds                                          25.47%
Fixed Income Funds                                                  13.15%
Other Assets in Excess of Liabilities, Net                           0.98%
                                                        -------------------
TOTAL NET ASSETS                                                   100.00%
                                                        ===================

Affiliated Securities

                                   December 31, 2006                               Purchases                             Sales
                            ---------------------------------            ------------------------------            -----------------
                                    Shares                        Cost (000)                        Shares                   Cost
                                                                                                                              (000)
                            -----------------------           --------------------           ---------------------           -------
Bond Account                                76,318         $            895                          56,770         $       681
Capital Value Account                       14,645                      505                          12,699                 475
Disciplined LargeCap                             -                        -                         103,036               1,773
Blend
   Fund

Diversified International                   74,222                    1,358                          57,302               1,209
   Account

Equity Growth Account                       32,726                      576                          28,701                 554
Equity Income Account                        3,518                       32                             456                   5
Equity Income Account I                          -                        -                           2,098                  40
Growth Account                              33,089                      464                          30,154                 467
High Yield Fund                                  -                        -                          58,148                 604
International Emerging                           -                        -                          17,386                 524
Markets
   Fund

International Growth Fund                        -                        -                         131,641               1,844
LargeCap Growth Equity                      40,620                      182                               -                   -
   Account

LargeCap Stock Index                       137,156                    1,281                          51,115                 552
Account
LargeCap Value Account                      38,679                      479                          21,249                 316
Partners International                           -                        -                          59,921               1,011
Fund
Partners LargeCap Blend                          -                        -                          88,433                 918
Fund I
Partners LargeCap Value                          -                        -                          40,655                 603
Fund I
Partners MidCap Growth                           -                        -                          21,186                 230
Fund
Partners MidCap Value                            -                        -                          15,064                 230
Fund I
Partners SmallCap Growth                         -                        -                          18,576                 199
   Fund I

Partners SmallCap Growth                         -                        -                          17,940                 230
   Fund III

Preferred Securities Fund                        -                        -                          49,000                 511
Real Estate Securities                      11,826                      247                          13,072                 298
Account
SmallCap Account                            20,408                      206                          14,406                 160
SmallCap Growth Account                     18,050                      185                           6,019                  68
SmallCap S&P 600 Index                           -                        -                           9,894                 191
Fund
SmallCap Value Account                      11,019                      192                           7,435                 137
SmallCap Value Fund                              -                        -                          11,996                 230
                                                              --------------                                           ---------
                                                           $          6,602                                         $    14,060
                                                              ==============                                           =========

Affiliated Securities

                                       September 30, 2007
                            ------ ----------------------------
                                         Shares                  Proceeds (000)           Shares                   Cost (000)

                            ------ -------------------          -----------------    -----------------          -----------------
Bond Account                                   71,269        $               831               61,819        $               744
Capital Value Account                          11,055                        408               16,289                        572
Disciplined LargeCap                            3,042                         52               99,994                      1,721
Blend
   Fund

Diversified International                     131,524                      2,702                    -                          -
   Account

Equity Growth Account                          10,517                        204               50,910                        928
Equity Income Account                           3,974                         37                    -                          -
Equity Income Account I                         2,098                         43                    -                          -
Growth Account                                 11,831                        185               51,412                        750
High Yield Fund                                   681                          7               57,467                        597
International Emerging                            495                         16               16,891                        508
Markets
   Fund

International Growth Fund                       3,883                         55              127,758                      1,790
LargeCap Growth Equity                         40,620                        194                    -                          -
   Account

LargeCap Stock Index                          188,271                      2,078                    -                          -
Account
LargeCap Value Account                         18,398                        275               41,530                        531
Partners International                          1,765                         30               58,156                        981
Fund
Partners LargeCap Blend                         2,634                         27               85,799                        891
Fund I
Partners LargeCap Value                         1,206                         18               39,449                        585
Fund I
Partners MidCap Growth                            627                          7               20,559                        223
Fund
Partners MidCap Value                             457                          7               14,607                        223
Fund I
Partners SmallCap Growth                          563                          6               18,013                        193
   Fund I

Partners SmallCap Growth                          536                          7               17,404                        223
   Fund III

Preferred Securities Fund                       1,451                         15               47,549                        496
Real Estate Securities                          1,179                         28               23,719                        517
Account
SmallCap Account                               34,814                        368                    -                          -
SmallCap Growth Account                        24,069                        284                    -                          -
SmallCap S&P 600 Index                            296                          6                9,598                        185
Fund
SmallCap Value Account                          7,323                        134               11,131                        195
SmallCap Value Fund                               364                          7               11,632                        223
                                                                -----------------                               -----------------
                                                             $             8,031                             $            13,076
                                                                =================                               =================



                                           Income Distribution from              Realized Gain/Loss          Realized
                                                                                                          Gain/Loss from
                                          Other Investment Companies               on Investments        Other Investment
                                                     000's                             000's                Companies
                                                                                                              000's
                                        ---------------------         -------------------------     -------------------

Bond Account                         $                    55         $                      -1   $                   -
Capital Value Account                                     12                                 -                      46
Disciplined LargeCap                                       -                                 -                       -
Blend
   Fund

Diversified International                                 24                               135                     229
   Account

Equity Growth Account                                      5                                 2                       -
Equity Income Account                                      -                                 -                       -
Equity Income Account I                                    5                                 3                       -
Growth Account                                             1                                 4                       -
High Yield Fund                                            -                                 -                       -
International Emerging                                     -                                 -                       -
Markets
   Fund

International Growth Fund                                  -                                 1                       -
LargeCap Growth Equity                                     -                                12                       -
   Account

LargeCap Stock Index                                      27                               245                       -
Account
LargeCap Value Account                                     9                                11                      24
Partners International                                     -                                 -                       -
Fund
Partners LargeCap Blend                                    -                                 -                       -
Fund I
Partners LargeCap Value                                    -                                 -                       -
Fund I
Partners MidCap Growth                                     -                                 -                       -
Fund
Partners MidCap Value                                      -                                 -                       -
Fund I
Partners SmallCap Growth                                   -                                 -                       -
   Fund I

Partners SmallCap Growth                                   -                                 -                       -
   Fund III

Preferred Securities Fund                                 12                                 -                       -
Real Estate Securities                                     3                                 -                      40
Account
SmallCap Account                                           1                                 2                      36
SmallCap Growth Account                                    -                                31                       -
SmallCap S&P 600 Index                                     -                                 -                       -
Fund
SmallCap Value Account                                     4                                 -                      16
SmallCap Value Fund                                        -                                 -                       -
                                        ---------------------         -------------------------     -------------------
                                     $                   158         $                     445   $                 391
                                        =====================         =========================     ===================



Schedule of Investments

September 30, 2007 (unaudited)
Principal LifeTime 2050 Account

                                                                                Shares                 Value (000's)
                                                                                  Held
INVESTMENT COMPANIES (98.99%)
Principal Investors Fund, Inc. Institutional Class (67.12%)
Disciplined LargeCap Blend Fund (a)                                                63,187         $               1,108
High Yield Fund (a)                                                                39,661                           418
International Emerging Markets Fund (a)                                            11,063                           389
International Growth Fund (a)                                                      85,638                         1,270
Partners International Fund (a)                                                    37,231                           663
Partners LargeCap Blend Fund I (a)                                                 53,841                           563
Partners LargeCap Value Fund I (a)                                                 27,093                           398
Partners MidCap Growth Fund (a)(b)                                                 13,654                           160
Partners MidCap Value Fund I (a)                                                    9,655                           143
Partners SmallCap Growth Fund I (a)(b)                                             13,853                           156
Partners SmallCap Growth Fund III (a)(b)                                           11,525                           150
Preferred Securities Fund (a)                                                      23,899                           241
SmallCap S&P 600 Index Fund (a)                                                     5,221                            99
SmallCap Value Fund (a)                                                             7,691                           142
                                                                                                     -------------------
                                                                                                                  5,900
                                                                                                     -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (31.87%)
Bond Account (a)                                                                   16,051                           191
Capital Value Account (a)                                                          11,104                           406
Equity Growth Account (a)                                                          33,670                           692
Growth Account (a)                                                                 35,633                           615
LargeCap Value Account (a)                                                         27,592                           404
Real Estate Securities Account (a)                                                 16,125                           348
SmallCap Value Account (a)                                                          8,592                           146
                                                                                                     -------------------
                                                                                                                  2,802
                                                                                                     -------------------
TOTAL INVESTMENT COMPANIES                                                                        $               8,702
                                                                                                     -------------------
Total Investments                                                                                 $               8,702
Other Assets in Excess of Liabilities, Net - 1.01%                                                                   89
                                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                                        $               8,791
                                                                                                     ===================
                                                                                                     -------------------

                                                                                                     ===================

(a)                  Affiliated Security
(b)                  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $                 478
Unrealized Depreciation                                                  (94)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                                384
Cost for federal income tax purposes                                    8,318
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- ------- -------------------
Fund Type                                                             Percent
-------------------------------------------------- ------- -------------------
Domestic Equity Funds                                                  62.92%
International Equity Funds                                             26.41%
Fixed Income Funds                                                      9.66%
Other Assets in Excess of Liabilities, Net                              1.01%
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================

Affiliated Securities

                                   December 31, 2006                              Purchases                              Sales
                            ---------------------------------           -----------------------           --------------------
                                   Shares                         Cost (000)               Shares                   Cost
                                                                                                                      (000)
                            ----------------------            -------------------    --------------------           ----------
Bond Account                               41,548          $                 492                  31,473         $        379
Capital Value Account                      10,901                            379                   9,334                  350
Disciplined LargeCap                            -                              -                  68,054                1,169
Blend
   Fund

Diversified International                  63,052                          1,173                  42,859                  910
   Account

Equity Growth Account                      23,512                            418                  18,934                  363
Equity Income Account                           -                              -                       -                    -
Growth Account                             26,758                            376                  24,634                  376
High Yield Fund                                 -                              -                  39,959                  415
International Emerging                          -                              -                  11,914                  356
Markets
   Fund

International Growth Fund                       -                              -                  92,275                1,289
LargeCap Growth Equity                     32,725                            151                       -                    -
   Account

LargeCap Stock Index                       86,637                            800                  39,402                  419
Account
LargeCap Value Account                     25,921                            322                  13,020                  194
Partners International                          -                              -                  40,112                  675
Fund
Partners LargeCap Blend                         -                              -                  58,075                  603
Fund I
Partners LargeCap Value                         -                              -                  29,216                  434
Fund I
Partners MidCap Growth                          -                              -                  14,734                  160
Fund
Partners MidCap Value                           -                              -                  10,427                  160
Fund I
Partners SmallCap Growth                        -                              -                  14,953                  160
   Fund I

Partners SmallCap Growth                        -                              -                  12,440                  160
   Fund III

Preferred Securities Fund                       -                              -                  25,770                  269
Real Estate Securities                      8,168                            193                  10,050                  245
Account
SmallCap Account                           12,607                            127                   3,697                   41
SmallCap Growth Account                    15,822                            165                   8,313                   94
SmallCap S&P 600 Index                          -                              -                   5,627                  108
Fund
SmallCap Value Account                      9,163                            162                   8,184                  152
SmallCap Value Fund                             -                              -                   8,303                  160
                                                              -------------------                                   ----------
                                                           $               4,758                                 $      9,641
                                                              ===================                                   ==========

Affiliated Securities

                            September 30, 2007
                           -------------------------
                              Shares                  Proceeds (000)                 Shares                   Cost (000)

                           ----------------          -----------------          -----------------          -----------------
Bond Account                        56,970        $               666                     16,051        $               195
Capital Value Account                9,131                        339                     11,104                        389
Disciplined LargeCap                 4,867                         83                     63,187                      1,086
Blend
   Fund

Diversified International          105,911                      2,180                          -                          -
   Account

Equity Growth Account                8,776                        171                     33,670                        612
Equity Income Account                    -                          -                          -                          -
Growth Account                      15,759                        246                     35,633                        514
High Yield Fund                        298                          3                     39,661                        412
International Emerging                 851                         25                     11,063                        331
Markets
   Fund

International Growth Fund            6,637                         92                     85,638                      1,197
LargeCap Growth Equity              32,725                        157                          -                          -
   Account

LargeCap Stock Index               126,039                      1,390                          -                          -
Account
LargeCap Value Account              11,349                        170                     27,592                        350
Partners International               2,881                         48                     37,231                        627
Fund
Partners LargeCap Blend              4,234                         44                     53,841                        559
Fund I
Partners LargeCap Value              2,123                         32                     27,093                        402
Fund I
Partners MidCap Growth               1,080                         12                     13,654                        148
Fund
Partners MidCap Value                  772                         12                      9,655                        148
Fund I
Partners SmallCap Growth             1,100                         12                     13,853                        148
   Fund I

Partners SmallCap Growth               915                         12                     11,525                        148
   Fund III

Preferred Securities Fund            1,871                         20                     23,899                        249
Real Estate Securities               2,093                         49                     16,125                        389
Account
SmallCap Account                    16,304                        173                          -                          -
SmallCap Growth Account             24,135                        285                          -                          -
SmallCap S&P 600 Index                 406                          7                      5,221                        101
Fund
SmallCap Value Account               8,755                        160                      8,592                        153
SmallCap Value Fund                    612                         12                      7,691                        148
                                                     -----------------                                     -----------------
                                                  $             6,400                                   $             8,306
                                                     =================                                     =================




                                           Income Distribution from           Realized Gain/Loss            Realized Gain/Loss
                                                                                                                   from
                                          Other Investment Companies            on Investments               Other Investment
                                                    000's                           000's                        Companies
                                                                                                                   000's
                                        ---------------           -------------------------------          ---------------

Bond Account                         $              32         $                             -10         $              -
Capital Value Account                               10                                        -1                       34
Disciplined LargeCap                                 -                                         -                        -
Blend
   Fund

Diversified International                           18                                        97                      178
   Account

Equity Growth Account                                3                                         2                        -
Equity Income Account                                -                                         -                        -
Growth Account                                       1                                         8                        -
High Yield Fund                                      -                                         -                        -
International Emerging                               -                                         -                        -
Markets
   Fund

International Growth Fund                            -                                         -                        -
LargeCap Growth Equity                               -                                         6                        -
   Account

LargeCap Stock Index                                18                                       171                        -
Account
LargeCap Value Account                               6                                         4                       16
Partners International                               -                                         -                        -
Fund
Partners LargeCap Blend                              -                                         -                        -
Fund I
Partners LargeCap Value                              -                                         -                        -
Fund I
Partners MidCap Growth                               -                                         -                        -
Fund
Partners MidCap Value                                -                                         -                        -
Fund I
Partners SmallCap Growth                             -                                         -                        -
   Fund I

Partners SmallCap Growth                             -                                         -                        -
   Fund III

Preferred Securities Fund                            6                                         -                        -
Real Estate Securities                               2                                         -                       34
Account
SmallCap Account                                     -                                         5                       17
SmallCap Growth Account                              -                                        26                        -
SmallCap S&P 600 Index                               -                                         -                        -
Fund
SmallCap Value Account                               4                                        -1                       15
SmallCap Value Fund                                  -                                         -                        -
                                        ---------------           -------------------------------          ---------------
                                     $             100         $                             307         $            294
                                        ===============           ===============================          ===============




Schedule of Investments

September 30, 2007 (unaudited)
Principal LifeTime Strategic Income Account

                                                              Shares                 Value (000's)
                                                                Held
INVESTMENT COMPANIES (99.04%)
Principal Investors Fund, Inc. Institutional Class (44.37%)
Disciplined LargeCap Blend Fund (a)                              38,949         $                 683
Inflation Protection Fund (a)                                   252,419                         2,375
International Growth Fund (a)                                    47,901                           710
Partners International Fund (a)                                  24,701                           440
Partners LargeCap Blend Fund I (a)                               36,699                           384
Preferred Securities Fund (a)                                   122,813                         1,237
SmallCap S&P 600 Index Fund (a)                                  15,904                           303
Ultra Short Bond Fund (a)                                       234,333                         2,261
                                                                                   -------------------
                                                                                                8,393
                                                                                   -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (54.67%)
Bond Account (a)                                                689,448                         8,184
Capital Value Account (a)                                         7,947                           290
Equity Growth Account (a)                                        15,154                           311
Growth Account (a)                                               19,791                           342
LargeCap Value Account (a)                                       21,070                           309
Real Estate Securities Account (a)                               41,881                           904
                                                                                               10,340
                                                                                   -------------------
TOTAL INVESTMENT COMPANIES                                                      $              18,733
                                                                                   -------------------
Total Investments                                                               $              18,733
Other Assets in Excess of Liabilities, Net - 0.96%                                                181
                                                                                   -------------------
TOTAL NET ASSETS - 100.00%                                                      $              18,914
                                                                                   ===================
                                                                                   -------------------

                                                                                   ===================

(a)                  Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $                 378
Unrealized Depreciation                                           (243)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                          135
Cost for federal income tax purposes                             18,598
All dollar amounts are shown in thousands (000's



Portfolio Summary (unaudited)
---------------------------------------------------- -------------------
Fund Type                                                       Percent
---------------------------------------------------- -------------------
Fixed Income Funds                                               74.32%
Domestic Equity Funds                                            18.64%
International Equity Funds                                        6.08%
Other Assets in Excess of Liabilities, Net                        0.96%
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================

Affiliated Securities

                                   December 31, 2006                              Purchases                           Sales
                            ---------------------------------           -------------------------------           -----------------
                                   Shares                         Cost (000)                       Shares                Cost
                                                                                                                           (000)
                            ----------------------            -------------------            --------------------        ----------
Bond Account                              529,335          $               6,262                         348,321      $      4,171
Capital Value Account                       5,338                            178                           3,345               125
Disciplined LargeCap                            -                              -                          39,908               687
Blend
   Fund

Diversified International                  31,442                            546                          17,674               374
   Account

Equity Growth Account                       7,765                            134                           8,472               164
Equity Income Account                      18,008                            164                           2,333                24
Equity Income Account I                         -                              -                          10,740               204
Growth Account                             10,341                            143                          10,855               169
Inflation Protection Fund                       -                              -                         258,480             2,398
International Growth Fund                       -                              -                          49,099               688
LargeCap Growth Equity                     14,691                             70                               -                 -
   Account

LargeCap Stock Index                       69,274                            636                          20,889               226
Account
LargeCap Value Account                     21,332                            261                           7,373               110
Money Market Account                    2,606,740                          2,607                         601,160               601
Partners International                          -                              -                          25,319               427
Fund
Partners LargeCap Blend                         -                              -                          37,627               392
Fund I
Preferred Securities Fund                       -                              -                         125,921             1,315
Real Estate Securities                     37,084                            714                          19,299               438
Account
SmallCap Account                           21,016                            209                           6,605                73
SmallCap S&P 600 Index                          -                              -                          16,308               315
Fund
Ultra Short Bond Fund                           -                              -                         240,115             2,388
                                                              -------------------                                        ----------
                                                           $              11,924                                      $     15,289
                                                              ===================                                        ==========

Affiliated Securities

                                    September 30, 2007
                                ----------------------------
                                      Shares                  Proceeds (000)                 Shares                Cost (000)

                                -------------------          -----------------          -----------------         ---------------
Bond Account                               188,208        $             2,197                    689,448        $          8,236
Capital Value Account                          736                         27                      7,947                     276
Disciplined LargeCap                           959                         17                     38,949                     670
Blend
   Fund

Diversified International                   49,116                      1,007                          -                       -
   Account

Equity Growth Account                        1,083                         21                     15,154                     277
Equity Income Account                       20,341                        188                          -                       -
Equity Income Account I                     10,740                        220                          -                       -
Growth Account                               1,405                         22                     19,791                     290
Inflation Protection Fund                    6,061                         56                    252,419                   2,342
International Growth Fund                    1,198                         16                     47,901                     672
LargeCap Growth Equity                      14,691                         71                          -                       -
   Account

LargeCap Stock Index                        90,163                        994                          -                       -
Account
LargeCap Value Account                       7,635                        115                     21,070                     264
Money Market Account                     3,207,900                      3,208                          -                       -
Partners International                         618                         10                     24,701                     417
Fund
Partners LargeCap Blend                        928                         10                     36,699                     382
Fund I
Preferred Securities Fund                    3,108                         32                    122,813                   1,283
Real Estate Securities                      14,502                        321                     41,881                     832
Account
SmallCap Account                            27,621                        292                          -                       -
SmallCap S&P 600 Index                         404                          8                     15,904                     307
Fund
Ultra Short Bond Fund                        5,782                         57                    234,333                   2,331
                                                             -----------------                                    ---------------
                                                          $             8,889                                   $         18,579
                                                             =================                                    ===============



                                           Income Distribution from             Realized Gain/Loss            Realized Gain/Loss
                                                                                                                     from
                                          Other Investment Companies              on Investments               Other Investment
                                                    000's                             000's                        Companies
                                                                                                                     000's
                                        -------------------------------         -------------------------     --------------------

Bond Account                         $                             362         $                       -   $                    -
Capital Value Account                                                4                                 -                       14
Disciplined LargeCap                                                 -                                 -                        -
Blend
   Fund

Diversified International                                            9                                87                       83
   Account

Equity Growth Account                                                1                                 -                        -
Equity Income Account                                               24                                 -                        -
Equity Income Account I                                              -                                16                        -
Growth Account                                                       -                                 -                        -
Inflation Protection Fund                                           39                                 -                        -
International Growth Fund                                            -                                 -                        -
LargeCap Growth Equity                                               -                                 1                        -
   Account

LargeCap Stock Index                                                13                               132                        -
Account
LargeCap Value Account                                               4                                 8                       12
Money Market Account                                                60                                 -                        -
Partners International                                               -                                 -                        -
Fund
Partners LargeCap Blend                                              -                                 -                        -
Fund I
Preferred Securities Fund                                           32                                 -                        -
Real Estate Securities                                               8                                 1                      110
Account
SmallCap Account                                                     1                                10                       28
SmallCap S&P 600 Index                                               -                                 -                        -
Fund
Ultra Short Bond Fund                                               36                                 -                        -
                                        -------------------------------         -------------------------     --------------------
                                     $                             593         $                     255   $                  247
                                        ===============================         =========================     ====================


Schedule of Investments

September 30, 2007 (unaudited)
Real Estate Securities Account

                                                                Shares                 Value (000's)
                                                                  Held
COMMON STOCKS (99.06%)
Hotels & Motels (2.57%)
Hilton Hotels Corp                                                 39,910         $               1,856
Starwood Hotels & Resorts Worldwide Inc                            73,270                         4,451
                                                                                     -------------------
                                                                                                  6,307
                                                                                     -------------------
Real Estate Operator & Developer (1.32%)
Brookfield Properties Corp                                        100,835                         2,511
Forest City Enterprises Inc (a)                                    13,023                           718
                                                                                     -------------------
                                                                                                  3,229
                                                                                     -------------------
REITS - Apartments (17.24%)
Archstone-Smith Trust (a)                                         181,332                        10,905
AvalonBay Communities Inc                                          99,513                        11,748
Camden Property Trust                                              76,235                         4,898
Equity Residential                                                101,648                         4,306
Essex Property Trust Inc                                           50,705                         5,961
Home Properties Inc (a)                                            45,813                         2,391
Mid-America Apartment Communities Inc                              42,160                         2,102
UDR Inc                                                                 1                             -
                                                                                     -------------------
                                                                                                 42,311
                                                                                     -------------------
REITS - Diversified (8.43%)
Digital Realty Trust Inc.                                          66,930                         2,636
Entertainment Properties Trust                                     70,949                         3,604
Vornado Realty Trust                                              132,199                        14,456
                                                                                     -------------------
                                                                                                 20,696
                                                                                     -------------------
REITS - Healthcare (6.57%)
HCP Inc (a)                                                        81,030                         2,688
Health Care REIT Inc (a)                                          111,648                         4,939
Omega Healthcare Investors Inc                                    139,800                         2,171
Ventas Inc (a)                                                    153,150                         6,341
                                                                                     -------------------
                                                                                                 16,139
                                                                                     -------------------
REITS - Hotels (6.27%)
Ashford Hospitality Trust Inc                                     203,990                         2,050
DiamondRock Hospitality Co (a)                                    149,018                         2,595
Host Hotels & Resorts Inc                                         272,201                         6,108
LaSalle Hotel Properties                                          110,106                         4,633
                                                                                     -------------------
                                                                                                 15,386
                                                                                     -------------------
REITS - Office Property (14.95%)
Alexandria Real Estate Equities Inc                                43,618                         4,199
Boston Properties Inc                                             129,665                        13,472
Douglas Emmett Inc                                                118,819                         2,938
Highwoods Properties Inc                                          102,936                         3,775
Kilroy Realty Corp                                                 33,227                         2,014
SL Green Realty Corp                                               88,119                        10,290
                                                                                     -------------------
                                                                                                 36,688
                                                                                     -------------------
REITS - Regional Malls (15.16%)
General Growth Properties Inc (a)                                 189,298                        10,150
Simon Property Group Inc                                          212,705                        21,271
Taubman Centers Inc                                               106,033                         5,805
                                                                                     -------------------
                                                                                                 37,226
                                                                                     -------------------

REITS - Shopping Centers (13.34%)
Acadia Realty Trust                                               131,791                         3,575
Developers Diversified Realty Corp                                125,000                         6,984
Equity One Inc (a)                                                 90,631                         2,465
Federal Realty Investment Trust                                    56,158                         4,976
Inland Real Estate Corp (a)                                        37,270                           577
Kimco Realty Corp                                                 212,870                         9,624
Ramco-Gershenson Properties                                        12,730                           398
Tanger Factory Outlet Centers (a)                                 102,389                         4,156
                                                                                     -------------------
                                                                                                 32,755
                                                                                     -------------------
REITS - Single Tenant (1.52%)
National Retail Properties Inc (a)                                152,600                         3,720
                                                                                     -------------------

REITS - Storage (2.94%)
Public Storage Inc (a)                                             91,810                         7,221
                                                                                     -------------------

REITS - Warehouse & Industrial (8.75%)
AMB Property Corp                                                  63,019                         3,769
Prologis (a)                                                      266,944                        17,712
                                                                                     -------------------
                                                                                                 21,481
                                                                                     -------------------
TOTAL COMMON STOCKS                                                               $             243,159
                                                                                     -------------------
                                                                Principal
                                                                Amount                 Value (000's)
                                                                 (000's)
SHORT TERM INVESTMENTS (14.44%)
Commercial Paper (0.51%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                   1,266                         1,266
                                                                                     -------------------

Money Market Funds (13.93%)
BNY Institutional Cash Reserve Fund (b)                            34,186                        34,186
                                                                                     -------------------
TOTAL SHORT TERM INVESTMENTS                                                      $              35,452
                                                                                     -------------------
Total Investments                                                                 $             278,611
Liabilities in Excess of Other Assets, Net - (13.50)%                                          (33,129)
                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                        $             245,482
                                                                                     ===================
                                                                                     -------------------

                                                                                     ===================


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $              30,589
Unrealized Depreciation                                          (12,832)
                                                       -------------------
Net Unrealized Appreciation (Depreciation)                         17,757
Cost for federal income tax purposes                              260,854
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------ -------------------
REIT                                                              Percent
------------------------------------------------------ -------------------
REITS - Apartments                                                 17.24%
REITS - Regional Malls                                             15.16%
REITS - Office Property                                            14.94%
Money Center Banks                                                 13.93%
REITS - Shopping Centers                                           13.34%
REITS - Warehouse & Industrial                                      8.75%
REITS - Diversified                                                 8.43%
REITS - Healthcare                                                  6.57%
REITS - Hotels                                                      6.27%
REITS - Storage                                                     2.94%
Hotels & Motels                                                     2.57%
REITS - Single Tenant                                               1.52%
Real Estate Operator & Developer                                    1.32%
Diversified Financial Services                                      0.52%
Liabilities in Excess of Other Assets, Net                      (-13.50%)
                                                       -------------------
TOTAL NET ASSETS                                                  100.00%
                                                       ===================


Schedule of Investments

September 30, 2007 (unaudited)
SAM Balanced Portfolio

                                                               Shares                 Value (000's)
                                                                 Held
INVESTMENT COMPANIES (99.86%)
Principal Investors Fund, Inc. Institutional Class (15.47%)
Disciplined LargeCap Blend Fund (a)                            4,394,906         $              77,087
High Yield Fund II (a)                                         3,592,731                        31,185
                                                                                               108,272
                                                                                    -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (84.39%)
Diversified International Account (a)                          2,366,123                        52,197
Equity Income Account I (a)                                    4,962,427                        98,752
Growth Account (a)                                             7,232,203                       124,900
Income Account (a)                                             6,959,964                        70,992
International Emerging Markets Account (a)                       505,773                        13,504
MidCap Stock Account (a)                                       1,555,568                        26,367
Money Market Account (a)                                       3,815,122                         3,815
Mortgage Securities Account (a)                                11,506,081                      117,247
Real Estate Securities Account (a)                               776,196                        16,758
Short-Term Income Account (a)                                  2,444,376                         6,062
SmallCap Growth Account (a)(b)                                 1,119,197                        13,408
SmallCap Value Account (a)                                       668,090                        11,384
West Coast Equity Account (a)                                  1,382,472                        35,170
                                                                                               590,556

                                                                                    -------------------
TOTAL INVESTMENT COMPANIES                                                       $             698,828
                                                                                    -------------------
Total Investments                                                                $             698,828
Other Assets in Excess of Liabilities, Net - 0.14%                                                 990
                                                                                    -------------------
TOTAL NET ASSETS - 100.00%                                                       $             699,818
                                                                                    ===================
                                                                                    -------------------

                                                                                    ===================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $             133,338
Unrealized Depreciation                                               (2,753)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                            130,585
Cost for federal income tax purposes                                  568,243
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- ------- -------------------
Fund Type                                                             Percent
-------------------------------------------------- ------- -------------------
Domestic Equity Funds                                                  57.70%
Fixed Income Funds                                                     32.77%
International Equity Funds                                              9.39%
Other Assets in Excess of Liabilities, Net                              0.14%
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================

Affiliated Securities

                                   December 31, 2006                         Purchases (c)                          Sales (c)
                            ------------------------------           -------------------------------           --------------------
                                   Shares                      Cost (000)                       Shares                   Cost
                                                                                                                           (000)
                            ----------------------         -------------------            --------------------           ----------
Disciplined LargeCap                            -       $                   -                       4,739,242         $     80,711
Blend
   Fund

Diversified International                       -                           -                       3,238,251               56,265
   Account

Equity Income Account I                         -                           -                       5,706,799               80,571
Growth Account                                  -                           -                       8,464,519              104,322
High Yield Fund II                              -                           -                       4,107,954               32,038
Income Account                                  -                           -                       7,748,555               75,266
International Emerging                          -                           -                         651,041               13,892
Markets
   Account

LargeCap Blend Account                          -                           -                       7,143,762               71,229
MidCap Stock Account                            -                           -                       2,227,501               25,268
Money Market Account                            -                           -                       3,816,100                3,816
Mortgage Securities                             -                           -                      12,843,107              130,835
Account
Real Estate Securities                          -                           -                         978,662               20,763
Account
Short-Term Income Account                       -                           -                       3,061,875                7,487
SmallCap Growth Account                         -                           -                       1,306,693                7,986
SmallCap Value Account                          -                           -                         846,848               15,333
West Coast Equity Account                       -                           -                       1,884,137               30,866
WM High Yield Fund                      3,820,680                      29,531                          26,951                  235
WM VT Equity Income Fund                4,587,979                      58,470                               -                    -
WM VT Growth & Income Fund              4,334,030                      69,756                          54,041                1,092
WM VT Growth Fund                       7,967,100                      97,020                          13,652                  199
WM VT Income Fund                       7,133,449                      69,035                               -                    -
WM VT International                     3,476,020                      40,276                         685,969               10,070
Growth
   Fund

WM VT Mid Cap Stock Fund                2,089,232                      22,723                               -                    -
WM VT REIT Fund                         1,112,143                      11,121                         526,499                7,366
WM VT Short Term Income                 2,878,170                       7,036                               -                    -
   Fund

WM VT Small Cap Growth                  1,343,417                       7,743                               -                    -
Fund
WM VT Small Cap Value Fund              1,193,805                      12,048                         215,250                2,252
WM VT US Government                    12,007,961                     122,453                               -                    -
   Securities Fund

WM VT West Coast Equity                 1,819,754                      29,267                               -                    -
   Fund

                                                           -------------------                                           ----------
                                                        $             576,479                                         $    777,862
                                                           ===================                                           ==========

Affiliated Securities

                                         September 30, 2007
                            --       ----------------------------
                                           Shares                  Proceeds (000)          Shares                   Cost (000)

                            --       -------------------          -----------------   -----------------          -----------------
Disciplined LargeCap                            344,336        $             5,890           4,394,906        $            74,843
Blend
   Fund

Diversified International                       872,128                     18,339           2,366,123                     37,737
   Account

Equity Income Account I                         744,372                     14,886           4,962,427                     65,824
Growth Account                                1,232,316                     19,255           7,232,203                     85,318
High Yield Fund II                              515,223                      4,496           3,592,731                     27,571
Income Account                                  788,591                      8,289           6,959,964                     66,973
International Emerging                          145,268                      3,379             505,773                     10,691
Markets
   Account

LargeCap Blend Account                        7,143,762                     93,358                   -                          -
MidCap Stock Account                            671,933                     12,220           1,555,568                     16,226
Money Market Account                                978                          1           3,815,122                      3,815
Mortgage Securities                           1,337,026                     13,881          11,506,081                    116,478
Account
Real Estate Securities                          202,466                      5,602             776,196                     15,481
Account
Short-Term Income Account                       617,499                      1,554           2,444,376                      5,895
SmallCap Growth Account                         187,496                      2,152           1,119,197                      6,335
SmallCap Value Account                          178,758                      3,351             668,090                     11,932
West Coast Equity Account                       501,665                     12,191           1,382,472                     20,739
WM High Yield Fund                            3,847,631                     29,766                   -                          -
WM VT Equity Income Fund                      4,587,979                     58,470                   -                          -
WM VT Growth & Income Fund                    4,388,071                     70,848                   -                          -
WM VT Growth Fund                             7,980,752                     97,219                   -                          -
WM VT Income Fund                             7,133,449                     69,035                   -                          -
WM VT International                           4,161,989                     50,346                   -                          -
Growth
   Fund

WM VT Mid Cap Stock Fund                      2,089,232                     22,723                   -                          -
WM VT REIT Fund                               1,638,642                     18,487                   -                          -
WM VT Short Term Income                       2,878,170                      7,036                   -                          -
   Fund

WM VT Small Cap Growth                        1,343,417                      7,743                   -                          -
Fund
WM VT Small Cap Value Fund                    1,409,055                     14,300                   -                          -
WM VT US Government                          12,007,961                    122,453                   -                          -
   Securities Fund

WM VT West Coast Equity                       1,819,754                     29,267                   -                          -
   Fund

                                                                  -----------------                              -----------------
                                                               $           816,537                            $           565,858
                                                                  =================                              =================



                                           Income Distribution from          Realized Gain/Loss              Realized Gain/Loss
                                                                                                                    from
                                          Other Investment Companies           on Investments                 Other Investment
                                                    000's                          000's                          Companies
                                                                                                                    000's
                                        -----------------------     --------------------------       --------------------

Disciplined LargeCap                 $                       -     $                       22     $                    -
Blend
   Fund

Diversified International                                  488                           -189                      4,726
   Account

Equity Income Account I                                    992                            139                      4,615
Growth Account                                             211                            251                          -
High Yield Fund II                                       1,838                             29                          -
Income Account                                           4,551                             -4                        106
International Emerging                                     132                            178                      1,127
Markets
   Account

LargeCap Blend Account                                       -                         22,129                          -
MidCap Stock Account                                       251                          3,178                      1,778
Money Market Account                                       127                              -                          -
Mortgage Securities                                      6,489                           -476                          -
Account
Real Estate Securities                                     134                            320                      1,848
Account
Short-Term Income Account                                  321                            -38                          -
SmallCap Growth Account                                      -                            501                          -
SmallCap Value Account                                     568                            -50                        334
West Coast Equity Account                                  253                          2,064                      1,170
WM High Yield Fund                                          50                              -                          -
WM VT Equity Income Fund                                     -                              -                          -
WM VT Growth & Income Fund                               1,092                              -                          -
WM VT Growth Fund                                          199                              -                          -
WM VT Income Fund                                            -                              -                          -
WM VT International                                      1,199                              -                      8,871
Growth
   Fund

WM VT Mid Cap Stock Fund                                     -                              -                          -
WM VT REIT Fund                                          1,108                              -                      6,258
WM VT Short Term Income                                      -                              -                          -
   Fund

WM VT Small Cap Growth                                       -                              -                          -
Fund
WM VT Small Cap Value Fund                                 314                              -                      1,938
WM VT US Government                                          -                              -                          -
   Securities Fund

WM VT West Coast Equity                                      -                              -                          -
   Fund

                                        -----------------------     --------------------------       --------------------
                                     $                  20,317     $                   28,054     $               32,771
                                        =======================     ==========================       ====================



Schedule of Investments

September 30, 2007 (unaudited)
SAM Conservative Balanced Portfolio

                                                                Shares                 Value (000's)
                                                                  Held
INVESTMENT COMPANIES (99.63%)
Principal Investors Fund, Inc. Institutional Class (13.29%)
Disciplined LargeCap Blend Fund (a)                               325,472         $               5,709
High Yield Fund II (a)                                            501,704                         4,355
                                                                                                 10,064
                                                                                     -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (86.34%)
Diversified International Account (a)                             176,772                         3,899
Equity Income Account I (a)                                       369,288                         7,349
Growth Account (a)                                                524,265                         9,054
Income Account (a)                                              1,281,155                        13,068
International Emerging Markets Account (a)                         35,126                           938
MidCap Stock Account (a)                                          121,825                         2,065
Mortgage Securities Account (a)                                 1,883,417                        19,192
Real Estate Securities Account (a)                                 65,296                         1,410
Short-Term Income Account (a)                                   1,640,411                         4,068
SmallCap Growth Account (a)(b)                                     75,021                           899
SmallCap Value Account (a)                                         51,742                           882
West Coast Equity Account (a)                                     101,283                         2,576
                                                                                                 65,400
                                                                                     -------------------
TOTAL INVESTMENT COMPANIES                                                        $              75,464
                                                                                     -------------------
Total Investments                                                                 $              75,464
Other Assets in Excess of Liabilities, Net - 0.37%                                                  282
                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                        $              75,746
                                                                                     ===================
                                                                                     -------------------

                                                                                     ===================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $               8,954
Unrealized Depreciation                                                (831)
                                                          -------------------
Net Unrealized Appreciation (Depreciation)                             8,123

Cost for federal income tax purposes                                  67,341
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- ------ -------------------
Fund Type                                                            Percent
-------------------------------------------------- ------ -------------------
Fixed Income Funds                                                    53.71%
Domestic Equity Funds                                                 39.53%
International Equity Funds                                             6.39%
Other Assets in Excess of Liabilities, Net                             0.37%
                                                          -------------------
TOTAL NET ASSETS                                                     100.00%
                                                          ===================

Affiliated Securities

                                   December 31, 2006                            Purchases (c)                       Sales (c)
                            ---------------------------------           -------------------------------           -----------------
                                   Shares                         Cost (000)                       Shares                Cost
                                                                                                                           (000)
                            ----------------------            -------------------            --------------------        ----------
Disciplined LargeCap                            -          $                   -                         348,604      $      5,934
Blend
   Fund

Diversified International                       -                              -                         239,725             4,063
   Account

Equity Income Account I                         -                              -                         439,789             6,573
Growth Account                                  -                              -                         636,636             7,876
High Yield Fund II                              -                              -                         588,476             4,640
Income Account                                  -                              -                       1,525,552            15,729
International Emerging                          -                              -                          48,677             1,035
Markets
   Account

LargeCap Blend Account                          -                              -                         529,120             5,214
MidCap Stock Account                            -                              -                         191,927             2,640
Mortgage Securities                             -                              -                       2,245,796            23,374
Account
Real Estate Securities                          -                              -                          84,791             1,883
Account
Short-Term Income Account                       -                              -                       1,957,979             4,922
SmallCap Growth Account                         -                              -                          92,059               628
SmallCap Value Account                          -                              -                          62,700             1,130
West Coast Equity Account                       -                              -                         152,415             2,775
WM High Yield Fund                        499,433                          3,865                           3,530                31
WM VT Equity Income Fund                  355,930                          4,922                               -                 -
WM VT Growth & Income Fund                297,217                          4,621                           3,706                75
WM VT Growth Fund                         514,764                          6,057                             882                13
WM VT Income Fund                       1,251,641                         12,916                               -                 -
WM VT International                       237,056                          2,583                          46,781               687
Growth
   Fund

WM VT Mid Cap Stock Fund                  150,437                          1,892                               -                 -
WM VT REIT Fund                            81,158                            876                          38,421               538
WM VT Short Term Income                 1,630,858                          4,110                               -                 -
   Fund

WM VT Small Cap Growth                     83,391                            490                               -                 -
Fund
WM VT Small Cap Value Fund                 77,395                            778                          13,955               146
WM VT US Government                     1,851,130                         19,349                               -                 -
   Securities Fund

WM VT West Coast Equity                   126,550                          2,141                               -                 -
   Fund

                                                              -------------------                                        ----------
                                                           $              64,600                                      $     89,906
                                                              ===================                                        ==========

Affiliated Securities

                             September 30, 2007
                           --------------------------
                               Shares                  Proceeds (000)                 Shares                   Cost (000)

                           -----------------          -----------------          -----------------          -----------------
Disciplined LargeCap                 23,132        $               399                    325,472        $             5,538
Blend
   Fund

Diversified International            62,953                      1,330                    176,772                      2,758
   Account

Equity Income Account I              70,501                      1,415                    369,288                      5,199
Growth Account                      112,371                      1,724                    524,265                      6,194
High Yield Fund II                   86,772                        762                    501,704                      3,882
Income Account                      244,397                      2,562                  1,281,155                     13,049
International Emerging               13,551                        319                     35,126                        740
Markets
   Account

LargeCap Blend Account              529,120                      6,900                          -                          -
MidCap Stock Account                 70,102                      1,275                    121,825                      1,555
Mortgage Securities                 362,379                      3,751                  1,883,417                     19,463
Account
Real Estate Securities               19,495                        537                     65,296                      1,372
Account
Short-Term Income Account           317,568                        800                  1,640,411                      4,093
SmallCap Growth Account              17,038                        190                     75,021                        447
SmallCap Value Account               10,958                        204                     51,742                        922
West Coast Equity Account            51,132                      1,242                    101,283                      1,648
WM High Yield Fund                  502,963                      3,895                          -                          -
WM VT Equity Income Fund            355,930                      4,922                          -                          -
WM VT Growth & Income Fund          300,923                      4,696                          -                          -
WM VT Growth Fund                   515,646                      6,070                          -                          -
WM VT Income Fund                 1,251,641                     12,916                          -                          -
WM VT International                 283,837                      3,270                          -                          -
Growth
   Fund

WM VT Mid Cap Stock Fund            150,437                      1,892                          -                          -
WM VT REIT Fund                     119,579                      1,414                          -                          -
WM VT Short Term Income           1,630,858                      4,110                          -                          -
   Fund

WM VT Small Cap Growth               83,391                        490                          -                          -
Fund
WM VT Small Cap Value Fund           91,350                        924                          -                          -
WM VT US Government               1,851,130                     19,349                          -                          -
   Securities Fund

WM VT West Coast Equity             126,550                      2,141                          -                          -
   Fund

                                                      -----------------                                     -----------------
                                                   $            89,499                                   $            66,860
                                                      =================                                     =================



                                           Income Distribution from           Realized Gain/Loss            Realized Gain/Loss
                                                                                                                   from
                                          Other Investment Companies            on Investments               Other Investment
                                                    000's                           000's                        Companies
                                                                                                                   000's
                                        -------------------           ---------------------     --------------------

Disciplined LargeCap                 $                   -         $                     3   $                    -
Blend
   Fund

Diversified International                               33                              25                      324
   Account

Equity Income Account I                                 69                              41                      321
Growth Account                                          14                              42                        -
High Yield Fund II                                     240                               4                        -
Income Account                                         813                            -118                       19
International Emerging                                   9                              24                       76
Markets
   Account

LargeCap Blend Account                                   -                           1,686                        -
MidCap Stock Account                                    18                             190                      128
Mortgage Securities                                  1,032                            -160                        -
Account
Real Estate Securities                                  10                              26                      133
Account
Short-Term Income Account                              202                             -29                        -
SmallCap Growth Account                                  -                               9                        -
SmallCap Value Account                                  40                              -4                       23
West Coast Equity Account                               18                             115                       82
WM High Yield Fund                                       6                              -1                        -
WM VT Equity Income Fund                                 -                               -                        -
WM VT Growth & Income Fund                              75                               -                        -
WM VT Growth Fund                                       13                               -                        -
WM VT Income Fund                                        -                               -                        -
WM VT International                                     82                               -                      605
Growth
   Fund

WM VT Mid Cap Stock Fund                                 -                               -                        -
WM VT REIT Fund                                         81                               -                      456
WM VT Short Term Income                                  -                               -                        -
   Fund

WM VT Small Cap Growth                                   -                               -                        -
Fund
WM VT Small Cap Value Fund                              20                               -                      126
WM VT US Government                                      -                               -                        -
   Securities Fund

WM VT West Coast Equity                                  -                               -                        -
   Fund

                                        -------------------           ---------------------     --------------------
                                     $               2,775         $                 1,853   $                2,293
                                        ===================           =====================     ====================

Schedule of Investments

September 30, 2007 (unaudited)
SAM Conservative Growth Portfolio

                                                                  Shares                 Value (000's)
                                                                    Held
INVESTMENT COMPANIES (99.94%)
Principal Investors Fund, Inc. Institutional Class (16.61%)
Disciplined LargeCap Blend Fund (a)                               3,158,748         $              55,404
High Yield Fund II (a)                                            1,141,801                         9,911
                                                                                                   65,315
                                                                                       -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (83.33%)
Diversified International Account (a)                             1,726,495                        38,086
Equity Income Account I (a)                                       3,578,501                        71,212
Growth Account (a)                                                5,090,022                        87,905
Income Account (a)                                                1,618,689                        16,511
International Emerging Markets Account (a)                          359,093                         9,588
MidCap Stock Account (a)                                          1,218,238                        20,649
Mortgage Securities Account (a)                                   2,681,700                        27,326
Real Estate Securities Account (a)                                  569,885                        12,304
SmallCap Growth Account (a)(b)                                      839,809                        10,061
SmallCap Value Account (a)                                          504,994                         8,605
West Coast Equity Account (a)                                     1,001,494                        25,478
                                                                                                  327,725
                                                                                       -------------------
TOTAL INVESTMENT COMPANIES                                                          $             393,040
                                                                                       -------------------
Total Investments                                                                   $             393,040
Other Assets in Excess of Liabilities, Net - 0.06%                                                    219
                                                                                       -------------------
TOTAL NET ASSETS - 100.00%                                                          $             393,259
                                                                                       ===================
                                                                                       -------------------

                                                                                       ===================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $              83,393
Unrealized Depreciation                                                 (1,134)
                                                             -------------------
Net Unrealized Appreciation (Depreciation)                               82,259
Cost for federal income tax purposes                                    310,781
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- --------- -------------------
Fund Type                                                               Percent
-------------------------------------------------- --------- -------------------
Domestic Equity Funds                                                    74.15%
Fixed Income Funds                                                       13.67%
International Equity Funds                                               12.12%
Other Assets in Excess of Liabilities, Net                                0.06%
                                                             -------------------
TOTAL NET ASSETS                                                        100.00%
                                                             ===================

Affiliated Securities

                                   December 31, 2006                            Purchases (c)                          Sales (c)
                            ---------------------------------           --------------------------           --------------------
                                   Shares                         Cost (000)                  Shares                   Cost
                                                                                                                         (000)
                            ----------------------            -------------------       --------------------           ----------
Disciplined LargeCap                            -          $                   -                  3,422,874         $     58,293
Blend
   Fund

Diversified International                       -                              -                  2,579,776               47,120
   Account

Equity Income Account I                         -                              -                  4,094,570               56,914
Growth Account                                  -                              -                  5,937,861               84,162
High Yield Fund II                              -                              -                  1,296,057                9,840
Income Account                                  -                              -                  1,799,464               17,320
International Emerging                          -                              -                    465,674                9,949
Markets
   Account

LargeCap Blend Account                          -                              -                  5,317,072               54,757
MidCap Stock Account                            -                              -                  1,605,736               17,398
Mortgage Securities                             -                              -                  3,008,895               30,379
Account
Real Estate Securities                          -                              -                    905,791               20,157
Account
SmallCap Growth Account                         -                              -                  1,016,699                6,484
SmallCap Value Account                          -                              -                    747,908               13,513
West Coast Equity Account                       -                              -                  1,383,533               21,382
WM High Yield Fund                      1,174,208                          8,774                      8,269                   72
WM VT Equity Income Fund                3,395,910                         43,090                          -                    -
WM VT Growth & Income Fund              3,198,057                         53,098                     39,926                  807
WM VT Growth Fund                       5,519,663                         77,981                      9,464                  138
WM VT Income Fund                       1,486,627                         14,079                          -                    -
WM VT International                     2,399,860                         28,948                    474,439                6,965
Growth
   Fund

WM VT Mid Cap Stock Fund                1,505,941                         15,552                          -                    -
WM VT REIT Fund                           817,370                          8,174                    388,328                5,433
WM VT Small Cap Growth                  1,054,894                          6,393                          -                    -
Fund
WM VT Small Cap Value Fund                939,388                          9,401                    169,596                1,774
WM VT US Government                     2,825,718                         28,546                          -                    -
   Securities Fund

WM VT West Coast Equity                 1,331,568                         20,090                          -                    -
   Fund

                                                              -------------------                                      ----------
                                                           $             314,126                                    $    462,857
                                                              ===================                                      ==========

Affiliated Securities

                              September 30, 2007
                           ---------------------------
                                Shares                  Proceeds (000)                 Shares                   Cost (000)

                           ------------------          -----------------          -----------------          -----------------
Disciplined LargeCap                 264,126        $             4,510                  3,158,748        $            53,792
Blend
   Fund

Diversified International            853,281                     17,762                  1,726,495                     29,185
   Account

Equity Income Account I              516,069                     10,243                  3,578,501                     46,682
Growth Account                       847,839                     13,317                  5,090,022                     64,447
High Yield Fund II                   154,256                      1,341                  1,141,801                      8,494
Income Account                       180,775                      1,882                  1,618,689                     15,410
International Emerging               106,581                      2,506                    359,093                      7,599
Markets
   Account

LargeCap Blend Account             5,317,072                     69,411                          -                          -
MidCap Stock Account                 387,498                      7,063                  1,218,238                     12,579
Mortgage Securities                  327,195                      3,375                  2,681,700                     26,877
Account
Real Estate Securities               335,906                      8,992                    569,885                     11,380
Account
SmallCap Growth Account              176,890                      2,019                    839,809                      4,970
SmallCap Value Account               242,914                      4,546                    504,994                      8,952
West Coast Equity Account            382,039                      9,287                  1,001,494                     14,286
WM High Yield Fund                 1,182,477                      8,846                          -                          -
WM VT Equity Income Fund           3,395,910                     43,090                          -                          -
WM VT Growth & Income Fund         3,237,983                     53,905                          -                          -
WM VT Growth Fund                  5,529,127                     78,119                          -                          -
WM VT Income Fund                  1,486,627                     14,079                          -                          -
WM VT International                2,874,299                     35,913                          -                          -
Growth
   Fund

WM VT Mid Cap Stock Fund           1,505,941                     15,552                          -                          -
WM VT REIT Fund                    1,205,698                     13,607                          -                          -
WM VT Small Cap Growth             1,054,894                      6,393                          -                          -
Fund
WM VT Small Cap Value Fund         1,108,984                     11,175                          -                          -
WM VT US Government                2,825,718                     28,546                          -                          -
   Securities Fund

WM VT West Coast Equity            1,331,568                     20,090                          -                          -
   Fund

                                                       -----------------                                     -----------------
                                                    $           485,569                                   $           304,653
                                                       =================                                     =================


                                           Income Distribution from             Realized Gain/Loss            Realized Gain/Loss
                                                                                                                     from
                                          Other Investment Companies              on Investments               Other Investment
                                                    000's                             000's                        Companies
                                                                                                                     000's
                                        ------------------           -------------------------------         ----------------

Disciplined LargeCap                 $                  -         $                               9         $              -
Blend
   Fund

Diversified International                             357                                      -173                    3,457
   Account

Equity Income Account I                               725                                        11                    3,372
Growth Account                                        149                                    -6,398                        -
High Yield Fund II                                    585                                        -5                        -
Income Account                                      1,074                                       -28                       25
International Emerging                                 95                                       156                      818
Markets
   Account

LargeCap Blend Account                                  -                                    14,654                        -
MidCap Stock Account                                  197                                     2,244                    1,398
Mortgage Securities                                 1,537                                      -127                        -
Account
Real Estate Securities                                 99                                       215                    1,362
Account
SmallCap Growth Account                                 -                                       505                        -
SmallCap Value Account                                431                                       -15                      253
West Coast Equity Account                             184                                     2,191                      854
WM High Yield Fund                                     15                                         -                        -
WM VT Equity Income Fund                                -                                         -                        -
WM VT Growth & Income Fund                            807                                         -                        -
WM VT Growth Fund                                     138                                         -                        -
WM VT Income Fund                                       -                                         -                        -
WM VT International                                   829                                         -                    6,135
Growth
   Fund

WM VT Mid Cap Stock Fund                                -                                         -                        -
WM VT REIT Fund                                       817                                         -                    4,616
WM VT Small Cap Growth                                  -                                         -                        -
Fund
WM VT Small Cap Value Fund                            247                                         -                    1,527
WM VT US Government                                     -                                         -                        -
   Securities Fund

WM VT West Coast Equity                                 -                                         -                        -
   Fund

                                        ------------------           -------------------------------         ----------------
                                     $              8,286         $                          13,239         $         23,817
                                        ==================           ===============================         ================



Schedule of Investments

September 30, 2007 (unaudited)
SAM Flexible Income Portfolio

                                                               Shares                 Value (000's)
                                                                 Held
INVESTMENT COMPANIES (100.04%)
Principal Investors Fund, Inc. Institutional Class (12.37%)
Disciplined LargeCap Blend Fund (a)                              564,566         $               9,903
High Yield Fund II (a)                                         1,292,181                        11,216
                                                                                                21,119
                                                                                    -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (87.67%)
Equity Income Account I (a)                                      466,615                         9,286
Growth Account (a)                                               806,618                        13,930
Income Account (a)                                             4,112,139                        41,944
MidCap Stock Account (a)                                         232,859                         3,947
Mortgage Securities Account (a)                                5,193,635                        52,923
Real Estate Securities Account (a)                                90,532                         1,955
Short-Term Income Account (a)                                  8,060,221                        19,989
SmallCap Growth Account (a)(b)                                   144,348                         1,729
SmallCap Value Account (a)                                        96,030                         1,636
West Coast Equity Account (a)                                     90,821                         2,311
                                                                                               149,650
                                                                                    -------------------
TOTAL INVESTMENT COMPANIES                                                       $             170,769
                                                                                    -------------------
Total Investments                                                                $             170,769
Liabilities in Excess of Other Assets, Net - (0.04)%                                              (65)
                                                                                    -------------------
TOTAL NET ASSETS - 100.00%                                                       $             170,704
                                                                                    ===================
                                                                                    -------------------

                                                                                    ===================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $              16,534
Unrealized Depreciation                                               (1,649)
                                                           -------------------
Net Unrealized Appreciation (Depreciation)                             14,885
Cost for federal income tax purposes                                  155,884
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-------------------------------------------------- ------- -------------------
Fund Type                                                             Percent
-------------------------------------------------- ------- -------------------
Fixed Income Funds                                                     73.86%
Domestic Equity Funds                                                  26.18%
Liabilities in Excess of Other Assets, Net                           (-0.04%)
                                                           -------------------
TOTAL NET ASSETS                                                      100.00%
                                                           ===================

Affiliated Securities

                                   December 31, 2006                        Purchases (c)                          Sales (c)
                            ---------------------------------       -------------------------------           --------------------
                                   Shares                     Cost (000)                       Shares                   Cost
                                                                                                                          (000)
                            ----------------------           ----------------            --------------------           ----------
Disciplined LargeCap                            -          $               -                         618,574         $     10,533
Blend
   Fund

Equity Income Account I                         -                          -                         554,329                7,281
Growth Account                                  -                          -                         973,803               10,917
High Yield Fund II                              -                          -                       1,522,333               11,201
Income Account                                  -                          -                       4,810,243               48,120
LargeCap Blend Account                          -                          -                         921,349                7,649
MidCap Stock Account                            -                          -                         329,868                3,718
Mortgage Securities                             -                          -                       6,067,069               62,734
Account
Real Estate Securities                          -                          -                          96,822                2,112
Account
Short-Term Income Account                       -                          -                       9,462,529               23,770
SmallCap Growth Account                         -                          -                         196,732                  993
SmallCap Value Account                          -                          -                         125,691                2,259
West Coast Equity Account                       -                          -                         109,686                1,434
WM High Yield Fund                      1,427,830                     10,377                          10,202                   89
WM VT Equity Income Fund                  442,423                      5,075                               -                    -
WM VT Growth & Income Fund                554,994                      7,378                           6,920                  140
WM VT Growth Fund                         923,910                     10,183                           1,583                   23
WM VT Income Fund                       4,423,594                     44,202                               -                    -
WM VT Mid Cap Stock Fund                  308,381                      3,325                               -                    -
WM VT REIT Fund                            95,928                        959                          45,413                  635
WM VT Short Term Income                 8,831,301                     22,220                               -                    -
   Fund

WM VT Small Cap Growth                    203,515                        968                               -                    -
Fund
WM VT Small Cap Value Fund                176,401                      1,763                          31,806                  333
WM VT US Government                     5,636,978                     58,404                               -                    -
   Securities Fund

WM VT West Coast Equity                   104,959                      1,317                               -                    -
   Fund

                                                             ----------------                                           ----------
                                                           $         166,171                                         $    193,941
                                                             ================                                           ==========

Affiliated Securities

                            September 30, 2007
                           -------------------------
                              Shares                  Proceeds (000)                 Shares                   Cost (000)

                           ----------------          -----------------          -----------------          -----------------
Disciplined LargeCap                54,008        $               929                    564,566        $             9,613
Blend
   Fund

Equity Income Account I             87,714                      1,762                    466,615                      5,546
Growth Account                     167,185                      2,603                    806,618                      8,674
High Yield Fund II                 230,152                      2,016                  1,292,181                      9,299
Income Account                     698,104                      7,296                  4,112,139                     40,873
LargeCap Blend Account             921,349                     12,046                          -                          -
MidCap Stock Account                97,009                      1,768                    232,859                      2,519
Mortgage Securities                873,434                      9,019                  5,193,635                     53,395
Account
Real Estate Securities               6,290                        170                     90,532                      1,938
Account
Short-Term Income Account        1,402,308                      3,519                  8,060,221                     20,138
SmallCap Growth Account             52,384                        591                    144,348                        698
SmallCap Value Account              29,661                        552                     96,030                      1,711
West Coast Equity Account           18,865                        463                     90,821                      1,122
WM High Yield Fund               1,438,032                     10,466                          -                          -
WM VT Equity Income Fund           442,423                      5,075                          -                          -
WM VT Growth & Income Fund         561,914                      7,518                          -                          -
WM VT Growth Fund                  925,493                     10,206                          -                          -
WM VT Income Fund                4,423,594                     44,202                          -                          -
WM VT Mid Cap Stock Fund           308,381                      3,325                          -                          -
WM VT REIT Fund                    141,341                      1,594                          -                          -
WM VT Short Term Income          8,831,301                     22,220                          -                          -
   Fund

WM VT Small Cap Growth             203,515                        968                          -                          -
Fund
WM VT Small Cap Value Fund         208,207                      2,096                          -                          -
WM VT US Government              5,636,978                     58,404                          -                          -
   Securities Fund

WM VT West Coast Equity            104,959                      1,317                          -                          -
   Fund

                                                     -----------------                                     -----------------
                                                  $           210,125                                   $           155,526
                                                     =================                                     =================


                                           Income Distribution from        Realized Gain/Loss           Realized Gain/Loss
                                                                                                               from
                                          Other Investment Companies         on Investments              Other Investment
                                                    000's                        000's                       Companies
                                                                                                               000's
                                        -----------------           ------------------           --------------------

Disciplined LargeCap                 $                 -         $                  9         $                    -
Blend
   Fund

Equity Income Account I                               94                           27                            436
Growth Account                                        23                          360                              -
High Yield Fund II                                   669                          114                              -
Income Account                                     2,755                           49                             64
LargeCap Blend Account                                 -                        4,397                              -
MidCap Stock Account                                  38                          569                            268
Mortgage Securities                                2,995                         -320                              -
Account
Real Estate Securities                                15                           -4                            214
Account
Short-Term Income Account                          1,056                         -113                              -
SmallCap Growth Account                                -                          296                              -
SmallCap Value Account                                82                            4                             48
West Coast Equity Account                             16                          151                             76
WM High Yield Fund                                    19                            -                              -
WM VT Equity Income Fund                               -                            -                              -
WM VT Growth & Income Fund                           140                            -                              -
WM VT Growth Fund                                     23                            -                              -
WM VT Income Fund                                      -                            -                              -
WM VT Mid Cap Stock Fund                               -                            -                              -
WM VT REIT Fund                                       96                            -                            540
WM VT Short Term Income                                -                            -                              -
   Fund

WM VT Small Cap Growth                                 -                            -                              -
Fund
WM VT Small Cap Value Fund                            46                            -                            286
WM VT US Government                                    -                            -                              -
   Securities Fund

WM VT West Coast Equity                                -                            -                              -
   Fund

                                        -----------------           ------------------           --------------------
                                     $             8,067         $              5,539         $                1,932
                                        =================           ==================           ====================


Schedule of Investments

September 30, 2007 (unaudited)
SAM Strategic Growth Portfolio

                                                                 Shares                 Value (000's)
                                                                   Held
INVESTMENT COMPANIES (99.57%)
Principal Investors Fund, Inc. Institutional Class (19.63%)
Disciplined LargeCap Blend Fund (a)                              2,129,834         $              37,357
High Yield Fund II (a)                                           1,046,727                         9,086
                                                                                                  46,443
                                                                                      -------------------
Principal Variable Contracts Fund, Inc.  Class 1 (79.94%)
Diversified International Account (a)                            1,147,261                        25,309
Equity Income Account I (a)                                      2,294,313                        45,657
Growth Account (a)                                               3,371,399                        58,224
International Emerging Markets Account (a)                         244,288                         6,522
MidCap Stock Account (a)                                           872,766                        14,793
Real Estate Securities Account (a)                                 393,402                         8,494
SmallCap Growth Account (a)(b)                                     541,655                         6,489
SmallCap Value Account (a)                                         329,674                         5,618
West Coast Equity Account (a)                                      709,529                        18,050
                                                                                                 189,156
                                                                                      -------------------
TOTAL INVESTMENT COMPANIES                                                         $             235,599
                                                                                      -------------------
Total Investments                                                                  $             235,599

Other Assets in Excess of Liabilities, Net - 0.43%                                                 1,018
                                                                                      -------------------
TOTAL NET ASSETS - 100.00%                                                         $             236,617
                                                                                      ===================
                                                                                      -------------------

                                                                                      ===================

(a)  Affiliated Security

(b)  Non-Income Producing Security

(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $      44,569
Unrealized Depreciation                                     (956)
                                                       -----------
Net Unrealized Appreciation (Depreciation)                 43,613
Cost for federal income tax purposes                      191,986
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------ -----------
Fund Type                                                 Percent
------------------------------------------------------ -----------
Domestic Equity Funds                                      82.28%
International Equity Funds                                 13.45%
Fixed Income Funds                                          3.84%
Other Assets in Excess of Liabilities, Net                  0.43%
                                                       -----------
TOTAL NET ASSETS                                          100.00%
                                                       ===========

Affiliated Securities

                                   December 31, 2006                            Purchases (c)                       Sales (c)
                            ---------------------------------           -------------------------------           -----------------
                                   Shares                         Cost (000)                       Shares                Cost
                                                                                                                           (000)
                            ----------------------            -------------------            --------------------        ----------
Disciplined LargeCap                            -          $                   -                       2,215,900      $     37,736
Blend
   Fund

Diversified International                       -                              -                       1,414,880            26,325
   Account

Equity Income Account I                         -                              -                       2,525,986            38,907
Growth Account                                  -                              -                       3,700,694            51,966
High Yield Fund II                              -                              -                       1,154,261             9,261
International Emerging                          -                              -                         284,474             6,082
Markets
   Account

LargeCap Blend Account                          -                              -                       3,079,904            32,662
MidCap Stock Account                            -                              -                       1,133,877            13,570
Real Estate Securities                          -                              -                         444,873             9,910
Account
SmallCap Growth Account                         -                              -                         619,803             4,525
SmallCap Value Account                          -                              -                         404,058             7,317
West Coast Equity Account                       -                              -                         903,491            15,074
WM High Yield Fund                        993,897                          7,863                           7,009                61
WM VT Equity Income Fund                1,912,486                         26,786                               -                 -
WM VT Growth & Income Fund              1,794,010                         30,496                          22,370               452
WM VT Growth Fund                       3,409,658                         47,597                           5,842                85
WM VT International                     1,454,402                         18,391                         287,015             4,213
Growth
   Fund

WM VT Mid Cap Stock Fund                  973,416                         10,645                               -                 -
WM VT REIT Fund                           438,644                          4,774                         207,658             2,905
WM VT Small Cap Growth                    589,485                          3,895                               -                 -
Fund
WM VT Small Cap Value Fund                525,060                          5,299                          94,671               990
WM VT West Coast Equity                   796,328                         12,429                               -                 -
   Fund

                                                              -------------------                                        ----------
                                                           $             168,175                                      $    262,041
                                                              ===================                                        ==========


Affiliated Securities

                                     September 30, 2007
                            -    ----------------------------
                                       Shares                  Proceeds (000)                 Shares               Cost (000)

                            -    -------------------          -----------------          -----------------        ---------------
Disciplined LargeCap                         86,066        $             1,470                  2,129,834        $        36,258
Blend
   Fund

Diversified International                   267,619                      5,572                  1,147,261                 20,410
   Account

Equity Income Account I                     231,673                      4,613                  2,294,313                 34,290
Growth Account                              329,295                      5,102                  3,371,399                 43,960
High Yield Fund II                          107,534                        943                  1,046,727                  8,313
International Emerging                       40,186                        935                    244,288                  5,182
Markets
   Account

LargeCap Blend Account                    3,079,904                     40,312                          -                      -
MidCap Stock Account                        261,111                      4,749                    872,766                  9,521
Real Estate Securities                       51,471                      1,420                    393,402                  8,500
Account
SmallCap Growth Account                      78,148                        886                    541,655                  3,674
SmallCap Value Account                       74,384                      1,392                    329,674                  5,886
West Coast Equity Account                   193,962                      4,716                    709,529                 10,857
WM High Yield Fund                        1,000,906                      7,924                          -                      -
WM VT Equity Income Fund                  1,912,486                     26,786                          -                      -
WM VT Growth & Income Fund                1,816,380                     30,948                          -                      -
WM VT Growth Fund                         3,415,500                     47,682                          -                      -
WM VT International                       1,741,417                     22,604                          -                      -
Growth
   Fund

WM VT Mid Cap Stock Fund                    973,416                     10,645                          -                      -
WM VT REIT Fund                             646,302                      7,679                          -                      -
WM VT Small Cap Growth                      589,485                      3,895                          -                      -
Fund
WM VT Small Cap Value Fund                  619,731                      6,289                          -                      -
WM VT West Coast Equity                     796,328                     12,429                          -                      -
   Fund

                                                              -----------------                                   ---------------
                                                           $           248,991                                   $       186,851
                                                              =================                                   ===============


                                   Income Distribution from       Realized Gain/Loss                  Realized Gain/Loss
                                                                                                             from
                                  Other Investment Companies        on Investments                     Other Investment
                                            000's                       000's                              Companies
                                                                                                             000's
                                        ---------------           ----------------------------       --------------------

Disciplined LargeCap                 $               -         $                  -8         $                    -
Blend
   Fund

Diversified International                          221                          -343                          2,146
   Account

Equity Income Account I                            433                            -4                          2,012
Growth Account                                      92                        -2,904                              -
High Yield Fund II                                 501                            -5                              -
International Emerging                              59                            35                            507
Markets
   Account

LargeCap Blend Account                               -                         7,650                              -
MidCap Stock Account                               133                           700                            947
Real Estate Securities                              62                            10                            849
Account
SmallCap Growth Account                              -                            35                              -
SmallCap Value Account                             262                           -39                            154
West Coast Equity Account                          123                           499                            569
WM High Yield Fund                                  13                             -                              -
WM VT Equity Income Fund                             -                             -                              -
WM VT Growth & Income Fund                         452                             -                              -
WM VT Growth Fund                                   85                             -                              -
WM VT International                                502                             -                          3,712
Growth
   Fund

WM VT Mid Cap Stock Fund                             -                             -                              -
WM VT REIT Fund                                    437                             -                          2,468
WM VT Small Cap Growth                               -                             -                              -
Fund
WM VT Small Cap Value Fund                         138                             -                            852
WM VT West Coast Equity                              -                             -                              -
   Fund

                                        ---------------         ---------------------           --------------------
                                     $           3,513         $               5,626         $               14,216
                                        ===============         =====================           ====================




Schedule of Investments

September 30, 2007 (unaudited)
Short-Term Bond Account
                                                                         Principal
                                                                       Amount (000's)             Value (000's)
BONDS (90.90%)
Advertising Services (0.07%)
RH Donnelley Finance Corp I
10.88%, 12/15/2012 (a)                                             $               100        $               107
                                                                                                 -----------------

Aerospace & Defense Equipment (0.23%)
Sequa Corp
9.00%, 8/ 1/2009                                                                   340                        354
                                                                                                 -----------------

Agricultural Operations (0.20%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                  300                        297
                                                                                                 -----------------

Airlines (0.10%)
American Airlines Inc
7.25%, 2/ 5/2009                                                                   150                        150
                                                                                                 -----------------

Apparel Manufacturers (0.23%)
Levi Strauss & Co
12.25%, 12/15/2012                                                                 325                        349
                                                                                                 -----------------

Appliances (0.07%)
Whirlpool Corp
6.19%, 6/15/2009 (b)                                                               100                        100
                                                                                                 -----------------

Asset Backed Securities (3.79%)
Carrington Mortgage Loan Trust
5.41%, 12/25/2035 (b)(c)                                                           500                        496
Chase Funding Mortgage Loan Asset-Backed Certificates
5.36%, 12/25/2033 (b)                                                               49                         49
Citigroup Mortgage Loan Trust Inc
5.38%, 7/25/2035 (b)                                                               226                        225
5.37%, 8/25/2035 (b)(c)                                                            184                        184
CNH Equipment Trust
5.98%, 2/15/2011 (b)                                                               298                        298
Countrywide Asset-Backed Certificates
5.38%, 4/25/2036 (b)(c)                                                            300                        292
5.63%, 2/25/2037 (b)                                                               325                        273
6.02%, 9/25/2046 (b)                                                               900                        896
Countrywide Home Equity Loan Trust
5.98%, 12/15/2035 (b)(c)                                                            75                         74
5.99%, 2/15/2036 (b)(c)                                                            250                        248
First Horizon Asset Back Trust
5.26%, 10/25/2026 (b)                                                              310                        304
First-Citizens Home Equity Loan LLC
5.96%, 9/15/2022 (a)(b)                                                             76                         74
Ford Credit Floorplan Master Owner Trust
6.20%, 6/15/2011 (b)                                                               325                        315
GMAC Mortgage Corp Loan Trust
5.31%, 8/25/2035 (b)                                                               200                        195
Great America Leasing Receivables
5.39%, 9/15/2011 (a)                                                               490                        491

Asset Backed Securities
JP Morgan Mortgage Acquisition Corp
5.21%, 3/25/2037 (b)                                                               294                        292
Nomura Asset Acceptance Corp
5.35%, 1/25/2036 (a)(b)                                                            255                        231
Popular ABS Mortgage Pass-Through Trust
5.39%, 11/25/2035 (b)(c)                                                           250                        246
Residential Asset Securities Corp
4.59%, 8/25/2031                                                                   357                        351
Swift Master Auto Receivables Trust
5.85%, 6/15/2012 (b)                                                               220                        214
                                                                                                 -----------------
                                                                                                            5,748
                                                                                                 -----------------
Auto - Car & Light Trucks (0.45%)
Daimler Finance North America LLC
4.75%, 1/15/2008                                                                   100                        100
4.05%, 6/ 4/2008                                                                   200                        198
6.13%, 3/13/2009 (b)                                                               150                        149
5.88%, 3/15/2011                                                                   225                        228
                                                                                                 -----------------
                                                                                                              675
                                                                                                 -----------------
Auto/Truck Parts & Equipment - Original (0.18%)
Tenneco Inc
10.25%, 7/15/2013                                                                  250                        268
                                                                                                 -----------------

Automobile Sequential (2.35%)
Capital Auto Receivables Asset Trust
5.90%, 11/15/2008 (b)                                                              321                        321
5.78%, 10/15/2009 (b)                                                              350                        349
5.73%, 3/15/2010 (b)(c)                                                            400                        399
6.13%, 6/15/2010 (b)                                                               100                        100
5.52%, 3/15/2011 (b)                                                               270                        269
CPS Auto Trust
5.53%, 11/15/2010 (a)(d)                                                           475                        475
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (b)                                                               200                        197
5.60%, 10/15/2012                                                                  240                        238
Hyundai Auto Receivables Trust
4.86%, 1/17/2012 (b)(d)                                                            300                        300
Morgan Stanley Auto Loan Trust
3.33%, 10/15/2011                                                                  499                        498
WFS Financial Owner Trust
3.93%, 2/17/2012 (c)                                                               263                        261
4.50%, 5/17/2013                                                                   160                        159
                                                                                                 -----------------
                                                                                                            3,566
                                                                                                 -----------------
Beverages - Non-Alcoholic (0.41%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                  250                        246
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                                   200                        205
PepsiAmericas Inc
5.75%, 7/31/2012                                                                   160                        164
                                                                                                 -----------------
                                                                                                              615
                                                                                                 -----------------
Brewery (0.12%)
Coors Brewing Co
6.38%, 5/15/2012                                                                    24                         25
SABMiller PLC
5.66%, 7/ 1/2009 (a)(b)                                                            150                        150
                                                                                                 -----------------
                                                                                                              175
                                                                                                 -----------------

Broadcasting Services & Programming (0.16%)
Clear Channel Communications Inc
4.63%, 1/15/2008                                                                   250                        248
                                                                                                 -----------------

Building - Residential & Commercial (0.31%)
Centex Corp
4.75%, 1/15/2008                                                                   275                        273
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                 200                        200
                                                                                                 -----------------
                                                                                                              473
                                                                                                 -----------------
Building & Construction Products - Miscellaneous (0.21%)
CRH America Inc
6.95%, 3/15/2012                                                                   200                        208
Masco Corp
5.88%, 7/15/2012                                                                   111                        111
                                                                                                 -----------------
                                                                                                              319
                                                                                                 -----------------
Building Products - Cement & Aggregate (0.18%)
Martin Marietta Materials Inc
5.51%, 4/30/2010 (b)                                                               280                        271
                                                                                                 -----------------

Building Products - Wood (0.33%)
Masco Corp
6.00%, 3/12/2010 (b)                                                               350                        345
Norbord Inc
8.13%, 3/20/2008                                                                   150                        152
                                                                                                 -----------------
                                                                                                              497
                                                                                                 -----------------
Cable TV (1.03%)
Comcast Corp
5.66%, 7/14/2009 (b)                                                               350                        348
5.45%, 11/15/2010                                                                  145                        146
COX Communications Inc
4.63%, 1/15/2010                                                                   250                        247
7.13%, 10/ 1/2012                                                                  150                        159
CSC Holdings Inc
7.88%, 12/15/2007                                                                  275                        275
Echostar DBS Corp
5.75%, 10/ 1/2008                                                                  200                        200
Rogers Cable Inc
7.88%, 5/ 1/2012                                                                   175                        189
                                                                                                 -----------------
                                                                                                            1,564
                                                                                                 -----------------
Casino Hotels (0.10%)
Mandalay Resort Group
9.50%, 8/ 1/2008                                                                   150                        153
                                                                                                 -----------------

Cellular Telecommunications (0.49%)
America Movil SAB de CV
5.30%, 6/27/2008 (a)(b)(c)                                                         175                        175
Rogers Wireless Inc
7.25%, 12/15/2012                                                                  325                        344
Vodafone Group PLC
6.03%, 6/15/2011 (b)(c)                                                            225                        224
                                                                                                 -----------------
                                                                                                              743

                                                                                                 -----------------
Chemicals - Diversified (0.11%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                   50                         52

Chemicals - Diversified
Huntsman LLC
11.50%, 7/15/2012                                                                  100                        109
                                                                                                 -----------------
                                                                                                              161
                                                                                                 -----------------
Chemicals - Specialty (0.07%)
Equistar Chemicals LP
8.75%, 2/15/2009                                                                   100                        103
                                                                                                 -----------------

Coatings & Paint (0.15%)
Valspar Corp
5.63%, 5/ 1/2012                                                                   220                        221
                                                                                                 -----------------

Commercial Banks (0.83%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(b)                                                            165                        158
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009                                                                   200                        208
9.38%, 6/ 1/2011                                                                   340                        374
Glitnir Banki HF
5.52%, 10/15/2008 (a)(b)                                                           100                        100
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)                                                              175                        182
ICICI Bank
6.625%, 10/ 1/2012                                                                 100                        100
Wachovia Bank NA/Charlotte NC
7.88%, 2/15/2010                                                                   125                        133
                                                                                                 -----------------
                                                                                                            1,255
                                                                                                 -----------------
Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                                                   15                         15
                                                                                                 -----------------

Computer Services (0.20%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                                    75                         72
Unisys Corp
7.88%, 4/ 1/2008                                                                   225                        225
                                                                                                 -----------------
                                                                                                              297
                                                                                                 -----------------
Computers - Memory Devices (0.13%)
Seagate Technology HDD Holdings
6.20%, 10/ 1/2009 (b)                                                              100                        100
6.38%, 10/ 1/2011 (e)                                                              100                         98
                                                                                                 -----------------
                                                                                                              198
                                                                                                 -----------------
Containers - Metal & Glass (0.09%)
Vitro SAB de CV
8.63%, 2/ 1/2012                                                                   140                        138
                                                                                                 -----------------

Containers - Paper & Plastic (0.06%)
Pactiv Corp
5.88%, 7/15/2012                                                                    90                         91
                                                                                                 -----------------

Credit Card Asset Backed Securities (1.60%)
American Express Credit Account Master
6.03%, 3/15/2012 (b)                                                               600                        596
Bank One Issuance Trust
6.12%, 12/15/2010 (b)(c)                                                           150                        150
Chase Credit Card Master Trust
6.08%, 1/17/2011 (b)                                                               225                        225

Credit Card Asset Backed Securities
Citibank Credit Card Issuance Trust
6.83%, 12/15/2009 (b)(c)                                                           425                        426
4.40%, 9/15/2010                                                                   300                        298
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                                   200                        203
Discover Card Master Trust I
5.93%, 4/16/2010 (b)                                                               100                        100
MBNA Master Credit Card Trust
5.69%, 9/15/2010                                                                   425                        425
                                                                                                 -----------------
                                                                                                            2,423
                                                                                                 -----------------
Cruise Lines (0.13%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008                                                                   200                        201
                                                                                                 -----------------

Data Processing & Management (0.10%)
Fidelity National Information Services
4.75%, 9/15/2008                                                                   155                        154
                                                                                                 -----------------

Diversified Financial Services (0.49%)
American Express Travel Related Service
5.25%, 11/21/2011 (a)                                                              425                        425
TNK-BP Finance SA
6.13%, 3/20/2012 (a)                                                               325                        311
                                                                                                 -----------------
                                                                                                              736
                                                                                                 -----------------
Diversified Manufacturing Operations (0.19%)
Tyco Electronics Group SA
6.00%, 10/ 1/2012 (a)                                                              285                        288
                                                                                                 -----------------

Diversified Operations (0.20%)
Capmark Financial Group Inc
6.03%, 5/10/2010 (a)(b)                                                            325                        303
                                                                                                 -----------------

Electric - Generation (0.13%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                                  51                         55
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                                  135                        142
                                                                                                 -----------------
                                                                                                              197

                                                                                                 -----------------
Electric - Integrated (3.14%)
Arizona Public Service Co
6.38%, 10/15/2011                                                                  525                        541
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                                   200                        199
6.15%, 3/15/2012                                                                   275                        282
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                                   385                        391
Dominion Resources Inc/VA
5.69%, 5/15/2008                                                                   125                        125
DTE Energy Co
6.65%, 4/15/2009                                                                   175                        179
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                    75                         74
6.47%, 12/ 8/2008 (a)(b)                                                            90                         90
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                                  150                        150
Entergy Mississippi Inc
5.15%, 2/ 1/2013                                                                   225                        219

Electric - Integrated
Integrys Energy Group Inc
7.00%, 11/ 1/2009                                                                  325                        335
Ipalco Enterprises Inc
8.38%, 11/14/2008 (b)                                                               75                         76
Northeast Utilities
3.30%, 6/ 1/2008                                                                   100                         98
Ohio Power Co
5.54%, 4/ 5/2010 (b)                                                               200                        198
Oncor Electric Delivery Co
6.07%, 9/16/2008 (a)(b)                                                             80                         79
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                                   200                        202
PSEG Power LLC
3.75%, 4/ 1/2009                                                                   300                        294
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                                   70                         69
Scottish Power PLC
4.91%, 3/15/2010                                                                   150                        149
TECO Energy Inc
7.36%, 5/ 1/2010 (b)                                                               225                        226
Texas Competitive Electric Holdings Co
6.13%, 3/15/2008                                                                   100                        101
6.19%, 9/16/2008 (a)(b)                                                            250                        250
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                                    83                         83
Transelec SA
7.88%, 4/15/2011                                                                   325                        345
                                                                                                 -----------------
                                                                                                            4,755
                                                                                                 -----------------
Electronic Components - Miscellaneous (0.13%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                                   200                        202
                                                                                                 -----------------

Electronic Components - Semiconductors (0.35%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                   135                        136
National Semiconductor Corp
5.94%, 6/15/2010 (b)(c)                                                            400                        397
                                                                                                 -----------------
                                                                                                              533
                                                                                                 -----------------
Electronic Connectors (0.08%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                   125                        126
                                                                                                 -----------------

Finance - Auto Loans (0.46%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011                                                                   100                        101
8.11%, 1/13/2012 (b)                                                               150                        142
GMAC LLC
6.31%, 11/30/2007                                                                   50                         50
4.38%, 12/10/2007                                                                   80                         80
6.81%, 5/15/2009 (b)                                                               175                        168
6.00%, 12/15/2011                                                                   65                         60
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)                                                                90                         89
                                                                                                 -----------------
                                                                                                              690
                                                                                                 -----------------
Finance - Commercial (0.19%)
CIT Group Inc
5.59%, 4/27/2011 (b)                                                               200                        186

Finance - Commercial
Textron Financial Corp
7.01%, 11/15/2007 (b)                                                              100                        100
                                                                                                 -----------------
                                                                                                              286
                                                                                                 -----------------
Finance - Consumer Loans (0.42%)
American General Finance Corp
4.88%, 5/15/2010                                                                   125                        124
HSBC Finance Corp
5.81%, 11/16/2009 (b)(c)                                                           300                        302
6.04%, 9/14/2012 (b)                                                               150                        148
SLM Corp
3.89%, 3/ 2/2009 (b)                                                                75                         69
                                                                                                 -----------------
                                                                                                              643
                                                                                                 -----------------
Finance - Credit Card (0.17%)
Capital One Bank
5.75%, 9/15/2010                                                                   250                        253
                                                                                                 -----------------

Finance - Investment Banker & Broker (2.35%)
Bear Stearns Cos Inc/The
5.63%, 7/16/2009 (b)                                                               240                        238
5.69%, 11/28/2011 (b)                                                              400                        388
Citigroup Inc
5.50%, 8/27/2012                                                                   300                        303
Goldman Sachs Group Inc/The
5.82%, 3/ 2/2010 (b)                                                                75                         75
6.88%, 1/15/2011                                                                   125                        131
5.54%, 2/ 6/2012 (b)                                                               150                        147
Jefferies Group Inc
5.88%, 6/ 8/2014                                                                   315                        306
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                                  185                        176
Lehman Brothers Holdings Inc
5.63%, 11/10/2009 (b)                                                              100                         98
6.00%, 7/19/2012                                                                   300                        305
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (b)(c)                                                            180                        180
3.85%, 3/ 2/2009 (b)                                                                40                         39
5.58%, 2/ 5/2010 (b)                                                                50                         50
5.56%, 11/ 1/2011 (b)                                                              200                        196
5.90%, 6/ 5/2012 (b)(c)                                                            125                        123
6.05%, 8/15/2012                                                                   215                        220
Morgan Stanley
5.64%, 1/15/2010 (b)                                                               315                        312
5.63%, 1/ 9/2012                                                                   275                        277
                                                                                                 -----------------
                                                                                                            3,564
                                                                                                 -----------------
Finance - Leasing Company (0.34%)
Case Credit Corp
6.75%, 10/21/2007                                                                  100                        100
International Lease Finance Corp
5.76%, 1/15/2010 (b)                                                               225                        224
5.30%, 5/ 1/2012                                                                   200                        197
                                                                                                 -----------------
                                                                                                              521

                                                                                                 -----------------
Finance - Mortgage Loan/Banker (2.77%)
Countrywide Financial Corp
5.87%, 12/19/2008 (b)                                                              105                        100
5.43%, 3/24/2009 (b)                                                               225                        212
5.80%, 6/ 7/2012                                                                   225                        211

Finance - Mortgage Loan/Banker
Countrywide Home Loans Inc
4.25%, 12/19/2007                                                                  100                         99
Fannie Mae
5.43%, 2/25/2032 (b)(c)                                                            199                        199
Fannie Mae Whole Loan
5.33%, 5/25/2035 (b)                                                               124                        123
Freddie Mac
5.13%, 12/15/2013                                                                  247                        245
5.50%, 1/15/2017                                                                   145                        146
4.00%, 1/15/2022                                                                    66                         66
6.20%, 6/15/2023 (b)                                                                88                         89
6.15%, 7/15/2023 (b)                                                               684                        681
6.05%, 10/15/2034 (b)                                                               63                         62
Ginnie Mae
1.79%, 10/16/2012 (b)                                                            4,252                        151
3.96%, 6/16/2031                                                                   983                        956
1.12%, 2/16/2047 (b)                                                             8,064                        491
Residential Capital LLC
6.22%, 6/ 9/2008 (b)(c)                                                            100                         92
7.59%, 5/22/2009 (b)                                                               325                        276
                                                                                                 -----------------
                                                                                                            4,199
                                                                                                 -----------------
Finance - Other Services (0.46%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                                   100                        104
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(b)                                                           225                        231
National Rural Utilities Cooperative Finance Corporation
7.25%, 3/ 1/2012                                                                   340                        363
                                                                                                 -----------------
                                                                                                              698
                                                                                                 -----------------
Financial Guarantee Insurance (0.12%)
MGIC Investment Corp
5.63%, 9/15/2011                                                                   180                        175
                                                                                                 -----------------

Food - Miscellaneous/Diversified (0.27%)
General Mills Inc
5.49%, 1/22/2010 (b)(c)                                                            200                        200
Kraft Foods Inc
6.00%, 8/11/2010 (b)                                                               135                        135
6.00%, 2/11/2013                                                                    70                         72
                                                                                                 -----------------
                                                                                                              407
                                                                                                 -----------------
Food - Retail (0.27%)
Kroger Co/The
6.38%, 3/ 1/2008                                                                   225                        226
Safeway Inc
6.50%, 11/15/2008                                                                  100                        101
5.55%, 3/27/2009 (b)                                                                75                         75
                                                                                                 -----------------
                                                                                                              402
                                                                                                 -----------------
Gas - Distribution (0.52%)
Sempra Energy
4.75%, 5/15/2009                                                                   175                        174
7.95%, 3/ 1/2010                                                                   325                        344
Southern California Gas Co
5.75%, 12/ 1/2009 (b)(c)                                                           125                        125
Southern Union Co
6.15%, 8/16/2008                                                                   150                        150
                                                                                                 -----------------
                                                                                                              793
                                                                                                 -----------------

Health Care Cost Containment (0.26%)
McKesson Corp
5.25%, 3/ 1/2013                                                                   400                        396
                                                                                                 -----------------

Home Equity - Other (5.49%)
ACE Securities Corp
5.34%, 8/25/2035 (b)(c)                                                            266                        265
5.33%, 10/25/2035 (b)(c)                                                           179                        178
Bear Stearns Asset Backed Securities Trust
5.73%, 3/25/2034 (b)                                                                72                         69
5.31%, 6/25/2047 (b)(c)                                                            525                        516
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (b)                                                             1,300                      1,272
5.71%, 11/25/2035 (b)                                                              750                        735
First NLC Trust
5.36%, 5/25/2035 (b)                                                                94                         92
5.46%, 5/25/2035 (b)                                                                84                         81
5.36%, 12/25/2035 (b)(c)                                                           252                        251
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (b)                                                               229                        227
5.75%, 10/25/2036                                                                  500                        492
6.05%, 12/25/2037 (b)                                                              335                        334
GSAA Trust
6.04%, 7/25/2036                                                                   400                        406
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (b)                                                               600                        596
IXIS Real Estate Capital Trust
5.37%, 12/25/2035 (b)(c)                                                            43                         43
JP Morgan Mortgage Acquisition Corp
5.39%, 7/25/2035 (b)(c)                                                            219                        216
MASTR Asset Backed Securities Trust
5.63%, 3/25/2035 (b)                                                               200                        179
Morgan Stanley ABS Capital I
5.38%, 9/25/2035 (b)(c)                                                            219                        218
New Century Home Equity Loan Trust
5.42%, 3/25/2035 (b)                                                                12                         12
Nomura Home Equity Loan Inc
5.35%, 5/25/2035 (b)                                                                 5                          5
Option One Mortgage Loan Trust
5.35%, 5/25/2035 (b)                                                                14                         14
5.58%, 3/25/2037 (b)                                                               275                        222
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (b)                                                             1,000                        995
Residential Asset Securities Corp
4.47%, 3/25/2032                                                                   385                        376
6.28%, 3/25/2035 (b)                                                                50                         40
5.33%, 5/25/2035 (b)                                                                32                         32
5.40%, 7/25/2035 (b)(c)                                                            249                        248
WAMU Asset-Backed Certificates
5.30%, 5/25/2037 (b)(c)                                                            200                        197
                                                                                                 -----------------
                                                                                                            8,311
                                                                                                 -----------------
Home Equity - Sequential (2.12%)
BNC Mortgage Loan Trust
5.30%, 7/25/2037 (b)                                                               386                        372
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035                                                                 1,000                        984
5.56%, 4/25/2036                                                                   630                        613
5.51%, 8/25/2036                                                                   295                        292
5.81%, 11/25/2036                                                                  650                        640

Home Equity - Sequential
New Century Home Equity Loan Trust
4.76%, 11/25/2033                                                                  308                        305
                                                                                                 -----------------
                                                                                                            3,206
                                                                                                 -----------------
Industrial Automation & Robots (0.21%)
Intermec Inc
7.00%, 3/15/2008                                                                   325                        324
                                                                                                 -----------------

Insurance Brokers (0.03%)
Marsh & McLennan Cos Inc
3.63%, 2/15/2008                                                                    50                         50
                                                                                                 -----------------

Life & Health Insurance (1.08%)
Cigna Corp
7.00%, 1/15/2011                                                                   200                        210
Lincoln National Corp
5.65%, 8/27/2012                                                                   115                        115
6.05%, 4/20/2067 (b)                                                               110                        106
Pacific Life Global Funding
5.44%, 6/22/2011 (a)(b)(c)                                                         225                        224
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                                   340                        341
StanCorp Financial Group Inc
6.88%, 10/ 1/2012                                                                  285                        306
Sun Life Financial Global Funding LP
5.61%, 7/ 6/2010 (a)(b)                                                            125                        125
Unum Group
6.00%, 5/15/2008                                                                    75                         75
5.86%, 5/15/2009                                                                   135                        137
                                                                                                 -----------------
                                                                                                            1,639
                                                                                                 -----------------
Machinery - Farm (0.16%)
Case New Holland Inc
6.00%, 6/ 1/2009                                                                   250                        248
                                                                                                 -----------------

Medical - Drugs (0.31%)
Angiotech Pharmaceuticals Inc
9.37%, 12/ 1/2013 (b)                                                              125                        128
AstraZeneca PLC
5.40%, 9/15/2012                                                                   200                        202
Elan Finance PLC/Elan Finance Corp
9.70%, 12/ 1/2013 (b)                                                              150                        147
                                                                                                 -----------------
                                                                                                              477

                                                                                                 -----------------
Medical - HMO (0.34%)
Coventry Health Care Inc
6.30%, 8/15/2014                                                                   200                        200
5.95%, 3/15/2017                                                                   115                        111
UnitedHealth Group Inc
5.42%, 6/21/2010 (a)(b)                                                            205                        205
                                                                                                 -----------------
                                                                                                              516
                                                                                                 -----------------
Medical - Wholesale Drug Distribution (0.32%)
Cardinal Health Inc
5.63%, 10/ 2/2009 (a)(b)                                                           150                        150
5.65%, 6/15/2012 (a)                                                               325                        328
                                                                                                 -----------------
                                                                                                              478
                                                                                                 -----------------

Metal - Diversified (0.02%)
Falconbridge Ltd
7.25%, 7/15/2012                                                                    30                         33
                                                                                                 -----------------

Metal Processors & Fabrication (0.10%)
Timken Co
5.75%, 2/15/2010                                                                   150                        152
                                                                                                 -----------------

Mortgage Backed Securities (37.47%)
ACT Depositor Corp
5.44%, 9/22/2041 (a)(b)(c)                                                         400                        399
Adjustable Rate Mortgage Trust
5.70%, 2/25/2035 (b)                                                                26                         26
5.40%, 8/25/2036 (b)(c)                                                            377                        364
Banc of America Alternative Loan Trust
5.53%, 6/25/2036 (b)                                                               514                        511
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                                   55                         56
7.33%, 11/15/2031                                                                  200                        207
6.85%, 4/15/2036                                                                   100                        106
1.18%, 11/10/2038 (b)                                                            9,771                        236
0.85%, 7/10/2042 (b)                                                            17,858                        339
5.09%, 7/10/2043                                                                   750                        742
0.34%, 9/10/2045                                                                41,620                        373
0.22%, 10/10/2045                                                               51,533                        207
5.31%, 10/10/2045 (b)                                                              525                        526
0.60%, 7/10/2046 (b)                                                            40,285                        803
Banc of America Mortgage Securities Inc
4.78%, 5/25/2035 (b)                                                               300                        298
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (b)                                                               316                        318
Bear Stearns Alt-A Trust
5.41%, 7/25/2035 (b)                                                                32                         32
6.30%, 7/25/2036 (b)                                                             1,092                      1,095
6.23%, 8/25/2036 (b)                                                               500                        501
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                                   384                        403
3.97%, 11/11/2035                                                                  209                        205
0.65%, 5/11/2039 (a)(b)                                                          1,998                         33
0.39%, 2/11/2041 (b)                                                             7,035                         72
4.13%, 11/11/2041                                                                  850                        837
Bella Vista Mortgage Trust
5.75%, 5/20/2045 (b)                                                                61                         60
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                                  500                        526
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (b)                                                               489                        483
4.55%, 7/25/2037 (b)(d)                                                            307                        305
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (b)                                                           21,261                        538
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.64%, 10/15/2048 (b)                                                           20,717                        448
0.53%, 12/11/2049 (b)                                                           56,935                        988
0.56%, 12/11/2049 (a)(b)                                                        13,530                        351
Commercial Mortgage Pass Through Certificates
1.67%, 6/10/2010 (a)(b)                                                          2,067                         70
3.25%, 6/10/2038                                                                    75                         72
0.05%, 12/10/2046 (b)                                                            6,630                         82

Mortgage Backed Securities
Countrywide Alternative Loan Trust
6.18%, 2/25/2035 (b)                                                               210                        203
6.29%, 7/20/2035 (b)(c)(d)                                                         172                        168
5.55%, 12/25/2035 (b)(c)                                                           316                        310
5.98%, 2/25/2036 (b)(d)                                                            293                        293
6.00%, 5/25/2036 (b)                                                               686                        687
5.30%, 6/25/2036 (b)(c)                                                            400                        398
5.41%, 6/25/2036 (b)(c)                                                            806                        802
5.77%, 5/20/2046 (b)(c)                                                            690                        672
Countrywide Asset-Backed Certificates
5.78%, 11/25/2035 (b)                                                               45                         45
5.40%, 1/25/2036 (b)(c)                                                            450                        443
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                                     5                          5
5.50%, 7/25/2033 (b)                                                               680                        681
4.49%, 12/25/2033                                                                  500                        493
4.40%, 6/20/2035 (b)(c)                                                            160                        159
5.89%, 9/20/2036 (b)                                                               746                        755
Credit Suisse Mortgage Capital Certificates
0.79%, 9/15/2039 (a)                                                            34,378                        987
0.08%, 12/15/2039                                                                3,814                         65
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                                  453                        453
6.38%, 12/16/2035                                                                  500                        517
1.37%, 3/15/2036 (a)(b)                                                          2,419                         61
0.58%, 5/15/2036 (a)(b)                                                          4,114                         42
0.77%, 7/15/2036 (a)(b)                                                          4,205                         76
0.60%, 11/15/2036 (a)(b)                                                         7,578                        307
1.82%, 5/15/2038 (a)                                                             1,641                         63
0.43%, 8/15/2038 (a)                                                            43,683                        485
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                   375                        374
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                                34,195                        413
GMAC Commercial Mortgage Securities Inc
6.95%, 9/15/2033                                                                    96                         98
0.99%, 3/10/2038 (a)(b)                                                          1,263                         29
0.58%, 8/10/2038 (a)(b)                                                         19,652                        257
Greenpoint Mortgage Funding Trust
5.40%, 6/25/2045 (b)                                                                60                         58
5.43%, 6/25/2045 (b)                                                                58                         57
5.44%, 10/25/2045 (b)(c)                                                           114                        112
Greenwich Capital Commercial Funding Corp
0.47%, 6/10/2036 (a)(b)                                                         20,307                        186
0.26%, 4/10/2037 (a)                                                            65,238                        314
0.51%, 3/10/2039 (a)(b)                                                         10,447                        237
0.96%, 8/10/2042 (a)(b)                                                          4,913                        112
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                               11,560                        473
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (b)                                                               250                        246
Heller Financial Commercial Mortgage Asset Corp
8.19%, 1/17/2034 (b)                                                               575                        611
Impac CMB Trust
6.50%, 10/25/2033 (b)                                                               28                         28
6.68%, 10/25/2034 (b)                                                               57                         57
5.44%, 4/25/2035 (b)                                                                48                         47
5.56%, 4/25/2035 (b)                                                                42                         42
5.43%, 8/25/2035 (b)                                                                17                         17
Mortgage Backed Securities
Impac CMB Trust (continued)
5.64%, 8/25/2035 (b)                                                                55                         55
5.67%, 8/25/2035 (b)                                                                61                         61
5.38%, 4/25/2037 (b)(d)                                                            500                        487
Impac Secured Assets CMN Owner Trust
5.40%, 12/25/2031 (b)(c)                                                            59                         59
Indymac Index Mortgage Loan Trust
5.43%, 4/25/2034 (b)                                                                28                         28
5.36%, 4/25/2035 (b)                                                                57                         56
5.46%, 4/25/2035 (b)                                                                44                         42
5.43%, 7/25/2035 (b)                                                               521                        520
5.43%, 8/25/2035 (b)(c)                                                            126                        124
5.31%, 1/25/2037 (b)(c)                                                            485                        477
5.37%, 6/25/2037 (b)(d)                                                            435                        421
JP Morgan Chase Commercial Mortgage Securities
0.72%, 10/12/2035 (a)(b)                                                         5,601                        191
6.04%, 11/15/2035                                                                  783                        797
7.20%, 11/15/2035 (a)(b)                                                           175                        187
0.71%, 10/12/2037 (a)(b)                                                         3,079                        123
3.48%, 6/12/2041                                                                   244                        240
0.35%, 2/12/2051 (b)(d)                                                         30,450                        498
JP Morgan Commercial Mortgage Finance Corp
6.66%, 10/15/2035                                                                  350                        354
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                                   258                        257
5.11%, 6/25/2035 (b)                                                               157                        156
5.30%, 7/25/2035                                                                   612                        609
4.97%, 8/25/2035 (b)                                                               500                        493
5.82%, 6/25/2036 (b)(c)                                                            951                        957
5.87%, 1/25/2037                                                                   715                        717
5.72%, 4/25/2037 (b)(d)                                                            400                        400
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                                    43                         44
5.97%, 3/15/2026                                                                    77                         77
4.90%, 6/15/2026                                                                    57                         56
5.39%, 6/15/2026                                                                   200                        202
2.60%, 5/15/2027                                                                    46                         46
3.09%, 5/15/2027                                                                   700                        691
4.19%, 8/15/2029 (c)                                                               600                        592
3.63%, 10/15/2029                                                                  309                        304
0.62%, 7/15/2035 (a)(b)                                                          2,272                         77
0.59%, 10/15/2035 (a)(b)                                                         5,011                        206
1.29%, 3/15/2036 (a)(b)                                                          1,454                         37
0.84%, 8/15/2036 (a)(b)                                                          1,102                         19
0.68%, 2/15/2040 (b)                                                             3,255                        108
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (b)                                                               215                        214
Merrill Lynch Mortgage Trust
0.36%, 11/12/2035 (a)(b)                                                        13,938                         78
0.29%, 7/12/2038                                                                50,857                        389
5.80%, 5/12/2039 (b)                                                               575                        584
0.43%, 9/12/2042 (b)                                                            20,426                        206
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.05%, 7/12/2046 (b)                                                            17,203                        278
0.88%, 7/12/2046                                                                26,052                        887
0.73%, 8/12/2048 (b)                                                             5,990                        238
0.06%, 12/12/2049 (b)                                                            8,693                        128
0.86%, 12/12/2049 (b)                                                           14,979                        471
5.11%, 12/12/2049 (b)                                                              455                        452
Mortgage Backed Securities
Morgan Stanley Capital I
1.19%, 1/13/2041 (a)(b)                                                         15,118                        492
5.36%, 5/24/2043 (a)(b)(c)(d)                                                      300                        296
0.04%, 12/15/2043 (a)(b)                                                         6,543                         87
5.51%, 8/25/2046 (b)(c)(d)                                                         375                        315
6.10%, 12/20/2046 (b)(d)                                                           125                         87
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                                   135                        138
Nationslink Funding Corp
7.23%, 6/20/2031                                                                   618                        625
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (b)                                                               625                        627
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                                  196                        198
Residential Accredit Loans Inc
6.00%, 11/25/2032                                                                  487                        491
5.73%, 12/25/2035 (b)(d)                                                            86                         84
5.28%, 3/25/2047 (b)(c)                                                            834                        807
Residential Funding Mortgage Securities
5.18%, 11/25/2035 (b)                                                              346                        345
5.67%, 2/25/2036 (b)                                                               166                        167
Specialty Underwriting & Residential Finance
5.64%, 2/25/2035 (b)                                                                15                         15
5.36%, 3/25/2036 (b)                                                                63                         63
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (b)                                                               500                        495
5.83%, 8/25/2034 (b)(c)                                                            345                        344
5.38%, 3/25/2035 (b)                                                                29                         29
5.32%, 7/25/2037 (b)(c)                                                            340                        335
Structured Asset Mortgage Investments Inc
5.43%, 5/25/2045 (b)                                                                42                         41
5.44%, 9/25/2045 (b)                                                                66                         66
Structured Asset Securities Corp
4.50%, 2/25/2033                                                                   434                        414
6.01%, 11/25/2035 (b)(c)(d)                                                        251                        241
5.50%, 6/25/2036 (b)                                                               700                        688
Thornburg Mortgage Securities Trust
5.39%, 10/25/2035 (b)(c)                                                           226                        225
Wachovia Bank Commercial Mortgage Trust
0.36%, 1/15/2041 (a)(b)                                                          5,720                         35
0.51%, 4/15/2042 (a)(b)                                                         34,186                        444
5.25%, 12/15/2043                                                                  625                        622
4.52%, 5/15/2044                                                                   400                        394
6.05%, 2/15/2051 (b)                                                               575                        588
WaMu Mortgage Pass Through Certificates
3.97%, 3/25/2033                                                                   189                        188
4.47%, 3/25/2033 (b)                                                               252                        251
3.93%, 4/25/2033                                                                   310                        308
3.99%, 10/25/2033                                                                  430                        424
4.06%, 10/25/2033 (b)                                                              550                        544
3.80%, 6/25/2034 (b)                                                               485                        474
4.84%, 9/25/2035 (b)                                                               285                        282
5.70%, 6/25/2037 (b)                                                               390                        386
5.98%, 7/25/2044 (b)                                                                39                         39
5.53%, 1/25/2045 (b)(c)                                                            688                        679
5.40%, 4/25/2045 (b)                                                                73                         71
5.42%, 7/25/2045 (b)                                                                58                         56
5.38%, 11/25/2045 (b)(c)                                                            89                         89

Mortgage Backed Securities
Washington Mutual Alternative Mortgage
5.41%, 6/25/2046 (b)                                                               498                        483
5.31%, 1/25/2047 (b)                                                               363                        351
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (a)                                                               360                        353
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (b)                                                               740                        729
4.11%, 6/25/2035 (b)                                                               425                        419
5.24%, 4/25/2036 (b)                                                               594                        592
                                                                                                 -----------------
                                                                                                           56,759
                                                                                                 -----------------
Mortgage Securities (0.31%)
Ginnie Mae
4.51%, 10/16/2028 (b)                                                              321                        318
0.85%, 3/16/2047 (b)                                                             2,414                        151
                                                                                                 -----------------
                                                                                                              469

                                                                                                 -----------------
Multi-Line Insurance (0.23%)
CNA Financial Corp
6.60%, 12/15/2008                                                                  150                        152
6.00%, 8/15/2011                                                                   100                        101
Genworth Financial Inc
6.15%, 11/15/2066 (b)                                                              100                         93
                                                                                                 -----------------
                                                                                                              346
                                                                                                 -----------------
Multimedia (0.44%)
Thomson Corp/The
5.75%, 2/ 1/2008                                                                    70                         70
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                                   125                        126
Time Warner Inc
5.73%, 11/13/2009 (b)(c)                                                           175                        173
Viacom Inc
6.04%, 6/16/2009 (b)                                                               300                        299
                                                                                                 -----------------
                                                                                                              668
                                                                                                 -----------------
Mutual Insurance (0.09%)
Health Care Service Corp
7.75%, 6/15/2011 (a)                                                               125                        136
                                                                                                 -----------------

Non-Hazardous Waste Disposal (0.20%)
Oakmont Asset Trust
4.51%, 12/22/2008 (a)                                                              300                        298
                                                                                                 -----------------

Office Automation & Equipment (0.21%)
Xerox Corp
6.40%, 12/18/2009 (b)                                                              200                        201
5.50%, 5/15/2012                                                                   115                        114
                                                                                                 -----------------
                                                                                                              315
                                                                                                 -----------------
Office Furnishings - Original (0.08%)
Steelcase Inc
6.50%, 8/15/2011                                                                   120                        124
                                                                                                 -----------------

Oil - Field Services (0.24%)
Weatherford International Inc
6.63%, 11/15/2011                                                                  125                        130
5.95%, 6/15/2012 (a)                                                               225                        230
                                                                                                 -----------------
                                                                                                              360
                                                                                                 -----------------

Oil & Gas Drilling (0.23%)
ENSCO International Inc
6.75%, 11/15/2007                                                                  350                        351
                                                                                                 -----------------

Oil Company - Exploration & Production (1.26%)
Anadarko Finance Co
6.75%, 5/ 1/2011                                                                   175                        183
Anadarko Petroleum Corp
6.09%, 9/15/2009 (b)                                                               150                        149
Devon OEI Operating Inc
7.25%, 10/ 1/2011                                                                  250                        267
Newfield Exploration Co
7.45%, 10/15/2007                                                                  250                        250
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                   35                         35
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                                   100                        100
8.00%, 11/15/2011                                                                  125                        137
Swift Energy Co
7.63%, 7/15/2011                                                                   125                        125
Western Oil Sands Inc
8.38%, 5/ 1/2012                                                                   225                        248
XTO Energy Inc
7.50%, 4/15/2012                                                                   200                        216
5.90%, 8/ 1/2012                                                                   200                        204
                                                                                                 -----------------
                                                                                                            1,914
                                                                                                 -----------------
Oil Company - Integrated (0.13%)
Husky Energy Inc
6.25%, 6/15/2012                                                                   200                        204
                                                                                                 -----------------

Oil Refining & Marketing (0.46%)
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                                   375                        396
Tesoro Corp
6.25%, 11/ 1/2012                                                                  200                        201
Valero Energy Corp
6.88%, 4/15/2012                                                                   100                        105
                                                                                                 -----------------
                                                                                                              702
                                                                                                 -----------------
Optical Supplies (0.13%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                                  200                        200
                                                                                                 -----------------

Paper & Related Products (0.06%)
Bowater Inc
8.69%, 3/15/2010 (b)                                                               100                         84
                                                                                                 -----------------

Pipelines (1.00%)
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                   125                        123
Enbridge Inc
5.80%, 6/15/2014                                                                   315                        314
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                                                   300                        297
Kinder Morgan Energy Partners LP
5.85%, 9/15/2012                                                                   205                        207
Northwest Pipeline Corp
6.63%, 12/ 1/2007                                                                  250                        250

Pipelines
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                   130                        132
TEPPCO Partners LP
7.63%, 2/15/2012                                                                   175                        188
                                                                                                 -----------------
                                                                                                            1,511
                                                                                                 -----------------
Property & Casualty Insurance (0.29%)
Markel Corp
7.00%, 5/15/2008                                                                   150                        152
WR Berkley Corp
9.88%, 5/15/2008                                                                   281                        287
                                                                                                 -----------------
                                                                                                              439
                                                                                                 -----------------
Property Trust (0.16%)
Westfield Group
5.40%, 10/ 1/2012 (a)(f)                                                           250                        247
                                                                                                 -----------------

Publishing - Periodicals (0.12%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                                 175                        187
                                                                                                 -----------------

Real Estate Operator & Developer (0.54%)
Duke Realty LP
3.35%, 1/15/2008                                                                    25                         25
5.63%, 8/15/2011                                                                   100                        100
ERP Operating LP
5.50%, 10/ 1/2012                                                                  350                        344
Regency Centers LP
8.45%, 9/ 1/2010                                                                   315                        342
                                                                                                 -----------------
                                                                                                              811
                                                                                                 -----------------
Regional Banks (1.11%)
BAC Capital Trust XIII
6.09%, 3/15/2043 (b)                                                               235                        219
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)                                                               300                        285
Capital One Financial Corp
5.70%, 9/15/2011                                                                   160                        160
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                                  250                        261
Fleet Capital Trust II
7.92%, 12/11/2026                                                                  275                        286
NB Capital Trust
7.83%, 12/15/2026                                                                  175                        182
SunTrust Preferred Capital I
5.85%, 12/31/2049 (b)                                                              200                        196
Wachovia Corp
5.73%, 3/ 1/2012 (b)                                                               100                         99
                                                                                                 -----------------
                                                                                                            1,688
                                                                                                 -----------------
REITS - Apartments (0.36%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                                   325                        340
Camden Property Trust
4.38%, 1/15/2010                                                                    75                         73
UDR Inc
4.50%, 3/ 3/2008                                                                    35                         35
5.50%, 4/ 1/2014                                                                   100                         98
                                                                                                 -----------------
                                                                                                              546
                                                                                                 -----------------

REITS - Diversified (1.01%)
Duke Realty LP
6.80%, 2/12/2009                                                                   325                        332
iStar Financial Inc
6.03%, 9/15/2009 (b)                                                               175                        163
6.07%, 3/ 9/2010 (b)                                                               200                        187
6.00%, 12/15/2010                                                                  450                        437
5.65%, 9/15/2011                                                                   175                        166
Liberty Property LP
7.75%, 4/15/2009                                                                   235                        242
                                                                                                 -----------------
                                                                                                            1,527
                                                                                                 -----------------
REITS - Healthcare (0.40%)
HCP Inc
6.14%, 9/15/2008 (b)                                                               325                        324
5.65%, 12/15/2013                                                                   75                         73
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                   200                        208
                                                                                                 -----------------
                                                                                                              605
                                                                                                 -----------------
REITS - Office Property (0.35%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                                  205                        205
HRPT Properties Trust
6.29%, 3/16/2011 (b)                                                                88                         88
6.95%, 4/ 1/2012                                                                   225                        232
                                                                                                 -----------------
                                                                                                              525
                                                                                                 -----------------
REITS - Regional Malls (0.20%)
Simon Property Group LP
3.75%, 1/30/2009                                                                   150                        147
4.60%, 6/15/2010                                                                    45                         44
5.60%, 9/ 1/2011                                                                   105                        105
                                                                                                 -----------------
                                                                                                              296
                                                                                                 -----------------
REITS - Shopping Centers (0.30%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                                   225                        221
5.38%, 10/15/2012                                                                   90                         88
Federal Realty Invs Trust
6.00%, 7/15/2012                                                                   150                        152
                                                                                                 -----------------
                                                                                                              461
                                                                                                 -----------------
REITS - Warehouse & Industrial (0.38%)
Prologis
5.75%, 8/24/2009 (b)                                                               275                        276
5.50%, 3/ 1/2013                                                                   300                        295
                                                                                                 -----------------
                                                                                                              571
                                                                                                 -----------------
Rental - Auto & Equipment (0.13%)
Erac USA Finance Co
5.61%, 4/30/2009 (a)(b)(c)                                                         200                        199
                                                                                                 -----------------

Retail - Drug Store (0.20%)
CVS Caremark Corp
5.92%, 6/ 1/2010 (b)                                                               300                        299
                                                                                                 -----------------

Retail - Petroleum Products (0.14%)
Petro Stopping Centers LP / Petro Finance
9.00%, 2/15/2012                                                                   200                        210
                                                                                                 -----------------


Retail - Regional Department Store (0.20%)
Macys Retail Holdings Inc
4.80%, 7/15/2009                                                                   300                        298
                                                                                                 -----------------

Retail - Restaurants (0.05%)
Yum! Brands Inc
7.65%, 5/15/2008                                                                    75                         76
                                                                                                 -----------------

Rubber - Tires (0.07%)
Goodyear Tire & Rubber Co/The
9.13%, 12/ 1/2009 (a)(b)                                                           100                        101
                                                                                                 -----------------

Satellite Telecommunications (0.12%)
Intelsat Corp
6.38%, 1/15/2008                                                                   175                        175
                                                                                                 -----------------

Savings & Loans - Thrifts (0.19%)
Washington Mutual Inc
5.74%, 3/20/2008 (b)                                                                50                         50
5.66%, 1/15/2010 (b)                                                               150                        146
5.51%, 3/22/2012 (b)                                                               100                         95
                                                                                                 -----------------
                                                                                                              291
                                                                                                 -----------------
Sovereign (0.07%)
Mexico Government International Bond
8.38%, 1/14/2011                                                                   100                        110
                                                                                                 -----------------

Special Purpose Banks (0.13%)
Korea Development Bank
5.50%, 4/ 3/2010 (b)(c)                                                            200                        199
                                                                                                 -----------------

Special Purpose Entity (0.71%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)                                                               250                        247
CHR Intermediate Holding Corp
12.87%, 6/ 1/2013 (a)(b)                                                           200                        204
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                                    60                         59
Rockies Express Pipeline LLC
6.45%, 8/20/2009 (a)(b)                                                            140                        140
Williams Cos Inc Credit Linked Certificates
8.61%, 5/ 1/2009 (a)(b)                                                            175                        177
Xlliac Global Funding
5.78%, 6/ 2/2008 (a)(b)(c)                                                         250                        250
                                                                                                 -----------------
                                                                                                            1,077

                                                                                                 -----------------
Steel - Producers (0.29%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                                   200                        218
United States Steel Corp
5.65%, 6/ 1/2013                                                                   225                        221
                                                                                                 -----------------
                                                                                                              439
                                                                                                 -----------------
Supranational Bank (0.07%)
Corp Andina de Fomento
5.78%, 6/13/2008 (b)                                                               100                        100
                                                                                                 -----------------

Telecommunication Services (0.28%)
Bellsouth Telecommunications Inc
5.88%, 1/15/2009                                                                   100                        101

Telecommunication Services
Qwest Corp
5.63%, 11/15/2008                                                                  100                        100
7.88%, 9/ 1/2011                                                                    75                         78
Telcordia Technologies Inc
9.11%, 7/15/2012 (a)(b)                                                            150                        140
                                                                                                 -----------------
                                                                                                              419
                                                                                                 -----------------
Telephone - Integrated (1.45%)
Deutsche Telekom International Finance BV
5.39%, 3/23/2009 (b)(c)                                                            175                        174
GTE California Inc
6.70%, 9/ 1/2009                                                                   325                        334
Royal KPN NV
8.00%, 10/ 1/2010                                                                  250                        269
Sprint Capital Corp
7.63%, 1/30/2011                                                                   250                        265
Sprint Nextel Corp
5.60%, 6/28/2010 (b)                                                               150                        150
Telecom Italia Capital SA
4.00%, 11/15/2008                                                                   65                         64
5.84%, 2/ 1/2011 (b)                                                               100                        100
5.97%, 7/18/2011 (b)                                                               120                        119
Telefonica Emisiones SAU
5.89%, 6/19/2009 (b)                                                               200                        200
5.86%, 2/ 4/2013 (g)                                                               325                        328
Telefonos de Mexico S.A.
4.50%, 11/19/2008                                                                  200                        198
                                                                                                 -----------------
                                                                                                            2,201
                                                                                                 -----------------
Television (0.13%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                   200                        205
                                                                                                 -----------------

Tobacco (0.28%)
Reynolds American Inc
6.50%, 7/15/2010                                                                   225                        231
6.39%, 6/15/2011 (b)                                                               200                        199
                                                                                                 -----------------
                                                                                                              430
                                                                                                 -----------------
Tools - Hand Held (0.20%)
Snap-On Inc
5.49%, 1/12/2010 (b)(c)                                                            300                        300
                                                                                                 -----------------

Transport - Rail (0.27%)
CSX Corp
5.75%, 3/15/2013                                                                   200                        201
Union Pacific Corp
5.45%, 1/31/2013                                                                   215                        213
                                                                                                 -----------------
                                                                                                              414
                                                                                                 -----------------
Wireless Equipment (0.18%)
Motorola Inc
4.61%, 11/16/2007                                                                  275                        275
                                                                                                 -----------------
TOTAL BONDS                                                                                   $           137,692
                                                                                                 -----------------
CONVERTIBLE BONDS (0.06%)
Federal National Mortgage Association (FNMA) (0.06%)
Fannie Mae Pool
7.12%, 6/ 1/2035 (b)                                                                52                         53


CONVERTIBLE BONDS (0.06%)
Federal National Mortgage Association (FNMA) (0.06%)
6.09%, 1/ 1/2035 (b)                                                                32                         32
                                                                                                 -----------------
TOTAL CONVERTIBLE BONDS                                                                       $                85
                                                                                                 -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (18.63%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.91%)
4.50%, 9/ 1/2010                                                                    88                         87
4.50%, 2/ 1/2011                                                                    55                         54
4.50%, 4/ 1/2011                                                                   242                        237
4.50%, 6/ 1/2011                                                                   123                        121
4.50%, 11/ 1/2011                                                                  203                        199
4.10%, 12/ 1/2034 (b)                                                              403                        407
4.56%, 1/ 1/2035 (b)                                                               120                        118
5.79%, 6/ 1/2035 (b)                                                               757                        774
4.84%, 9/ 1/2035 (b)                                                               248                        247
4.99%, 9/ 1/2035 (b)                                                               244                        244
6.56%, 1/ 1/2037 (b)                                                               394                        402
                                                                                                 -----------------
                                                                                                            2,890
                                                                                                 -----------------
Federal National Mortgage Association (FNMA) (2.95%)
4.00%, 5/ 1/2010                                                                    41                         40
4.50%, 5/ 1/2010                                                                    53                         52
4.00%, 6/ 1/2010                                                                    24                         23
4.50%, 6/ 1/2010                                                                   115                        114
4.00%, 7/ 1/2010                                                                    26                         26
4.00%, 8/ 1/2010                                                                    14                         14
4.00%, 3/ 1/2011                                                                    56                         54
4.50%, 5/ 1/2011                                                                    72                         71
4.50%, 7/ 1/2011                                                                   145                        143
4.50%, 8/ 1/2011                                                                   278                        274
4.50%, 9/ 1/2011                                                                    48                         48
4.62%, 12/ 1/2032 (b)                                                              439                        441
4.58%, 4/ 1/2033 (b)                                                               414                        417
3.98%, 5/ 1/2033 (b)                                                               517                        513
7.63%, 12/ 1/2033 (b)                                                               36                         36
4.33%, 7/ 1/2034 (b)                                                               252                        249
4.29%, 8/ 1/2034 (b)                                                               127                        126
4.43%, 9/ 1/2034 (b)                                                               209                        209
4.50%, 1/ 1/2035 (b)                                                               180                        178
6.82%, 2/ 1/2035 (b)                                                                57                         57
4.55%, 4/ 1/2035 (b)                                                               320                        316
4.52%, 9/ 1/2035 (b)                                                               550                        548
4.89%, 2/ 1/2037 (b)                                                               506                        517
                                                                                                 -----------------
                                                                                                            4,466
                                                                                                 -----------------
U.S. Treasury (13.77%)
4.63%, 2/29/2008 (e)                                                             1,600                      1,603
4.13%, 8/15/2008                                                                 3,000                      3,000
4.88%, 8/31/2008 (e)                                                             1,900                      1,912
3.00%, 2/15/2009 (e)                                                             7,750                      7,648
4.88%, 8/15/2009 (e)                                                             2,000                      2,032
3.88%, 5/15/2010 (e)                                                               525                        524
4.50%, 11/15/2010 (e)                                                              300                        304
4.50%, 11/30/2011 (e)                                                              500                        506
4.50%, 4/30/2012 (e)                                                             1,900                      1,923
4.38%, 8/15/2012 (e)                                                             1,400                      1,413
                                                                                                 -----------------
                                                                                                           20,865
                                                                                                 -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                         $            28,221
                                                                                                 -----------------

SHORT TERM INVESTMENTS (0.60%)
Commercial Paper (0.10%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                                  147                        147
                                                                                                 -----------------

Money Market Funds (0.50%)
BNY Institutional Cash Reserve Fund (c)                                            765                        765
                                                                                                 -----------------
TOTAL SHORT TERM INVESTMENTS                                                                  $               912
                                                                                                 -----------------
Total Investments                                                                             $           166,910
Liabilities in Excess of Other Assets, Net - (10.19)%                                                    (15,430)
                                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                                    $           151,480
                                                                                                 =================
                                                                                                 -----------------

                                                                                                 =================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $14,244 or 9.40% of net assets.

(b)  Variable Rate

(c)  Security was purchased with the cash proceeds from securities loans.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,370 or 2.88% of net assets.

(e)  Security or a portion of the security was on loan at the end of the period.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $247 or 0.16% of net assets.

(g)  Security purchased on a when-issued basis.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                     $         632
Unrealized Depreciation                                           (1,703)
                                                               -----------
Net Unrealized Appreciation (Depreciation)                        (1,071)
Cost for federal income tax purposes                              167,981
All dollar amounts are shown in thousands (000's)


                                Options/Swaptions
                                                                                Exercise     Expiration
Description                                                         Contracts       Rate          Month               U.S. $ Value
----------------------------------------------------------------- ------------ ---------- -------------- -------- -----------------
Written Put - OTC 10 Year Interest Rate Swap; pay floating rate
based on                                                           20,000,000       5.78  %  11/19/2007        $              (16)
3-month LIBOR; with Lehman Brothers
                                                                                                                  -----------------

                                                                                                                  -----------------
                                                                                                                  -----------------
 (Premiums received $38)                                                                                       $              (16)
                                                                                                                  -----------------
All dollar amounts are shown in thousands (000's)


                          Total Return Swap Agreements
                                                                                        Unrealized
                                                                     Notional         Appreciation/
Description                                                           Amount          (Depreciation)
-------------------------------------- ------------------------- ----------------- -------------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating
rate based on                                                 $             1,675   $              12
1-month LIBOR less 10 basis points with Wachovia Bank.
Expires October 2007.


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating
rate based on                                                               1,500                  11
1-month LIBOR with Wachovia Bank.  Expires November 2007.


All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                                                   Current        Unrealized
                                                        Number of      Original     Market       Appreciation/
Type                                                    Contracts        Value       Value       (Depreciation)
---------------------------------------------------- ------------------------------------------ -----------------
Buy:
US 2YR NOTE; December 2007                                  41            $8,477      $8,489          12
All dollar amounts are shown in thousands (000's)


Portfolio Summary (unaudited)
--------------------------------------------- -----------------
Sector                                                 Percent
--------------------------------------------- -----------------
Mortgage Securities                                     44.80%
Asset Backed Securities                                 15.36%
Financial                                               14.64%
Government                                              13.91%
Communications                                           4.48%
Utilities                                                3.79%
Energy                                                   3.33%
Consumer, Non-cyclical                                   3.04%
Industrial                                               2.66%
Consumer, Cyclical                                       2.30%
Technology                                               0.99%
Basic Materials                                          0.69%
Diversified                                              0.20%
Liabilities in Excess of Other Assets, Net           (-10.19%)
                                              -----------------
TOTAL NET ASSETS                                       100.00%
                                              =================

Other Assets Summary (unaudited)
--------------------------------------------- -----------------
Asset Type                                             Percent
--------------------------------------------- -----------------
Futures                                                  5.60%
Total Return Swaps                                       0.02%
Written Swaptions                                        0.01%






Schedule of Investments

September 30, 2007 (unaudited)
Short-Term Income Account
                                                                     Principal
                                                                   Amount (000's)             Value (000's)
BONDS (91.37%)
Asset Backed Securities (0.72%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011                                               $               278        $               273
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025                                                                25                         21
                                                                                             -----------------
                                                                                                          294
                                                                                             -----------------
Automobile Sequential (1.83%)
WFS Financial Owner Trust
3.93%, 2/17/2012                                                               751                        745
                                                                                             -----------------

Casino Hotels (2.36%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                             1,000                        960
                                                                                             -----------------

Commercial Services (2.46%)
PHH Corp
6.00%, 3/ 1/2008                                                             1,000                      1,003
                                                                                             -----------------

Commercial Services - Finance (2.45%)
Western Union Co/The
5.40%, 11/17/2011                                                            1,000                        998
                                                                                             -----------------

Cruise Lines (2.45%)
Carnival Corp
3.75%, 11/15/2007                                                            1,000                        998
                                                                                             -----------------

Diversified Financial Services (2.46%)
General Electric Capital Corp
5.72%, 8/22/2011                                                             1,000                      1,003
                                                                                             -----------------

Electric - Integrated (2.67%)
Pacific Gas & Electric Co
3.60%, 3/ 1/2009                                                               350                        342
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                               750                        747
                                                                                             -----------------
                                                                                                        1,089
                                                                                             -----------------
Finance (0.36%)
Green Tree Financial Corp
7.70%, 9/15/2026                                                                80                         68
Mid-State Trust
8.33%, 4/ 1/2030                                                                75                         79
                                                                                             -----------------
                                                                                                          147
                                                                                             -----------------
Finance - Investment Banker & Broker (2.46%)
Citigroup Inc
5.50%, 8/27/2012 (a)                                                           500                        506
Goldman Sachs Group Inc/The
4.13%, 1/15/2008                                                               500                        498
                                                                                             -----------------
                                                                                                        1,004
                                                                                             -----------------

Finance - Mortgage Loan/Banker (18.62%)
Countrywide Financial Corp
5.80%, 6/ 7/2012                                                               900                        843
Fannie Mae
4.88%, 5/18/2012 (a)                                                         1,000                      1,011
5.80%, 7/16/2013 (b)                                                           500                        500
5.00%, 11/25/2035                                                              627                        625
Freddie Mac
5.00%, 1/16/2009                                                             1,000                      1,007
4.13%, 7/12/2010                                                             1,000                        992
5.25%, 7/18/2011 (a)                                                         1,000                      1,025
4.25%, 6/15/2027                                                               182                        182
4.50%, 5/15/2030                                                             1,000                        979
Ginnie Mae
4.50%, 8/20/2032                                                               438                        424
                                                                                             -----------------
                                                                                                        7,588
                                                                                             -----------------
Finance - Other Services (2.51%)
SB Treasury Co LLC
9.40%, 12/29/2049 (b)(c)                                                     1,000                      1,023
                                                                                             -----------------

Gas - Distribution (0.85%)
Sempra Energy
4.75%, 5/15/2009                                                               350                        347
                                                                                             -----------------

Investment Management & Advisory Services (1.16%)
Nuveen Investments Inc
5.00%, 9/15/2010                                                               500                        472
                                                                                             -----------------

Medical - Biomedical/Gene (3.60%)
Amgen Inc
4.00%, 11/18/2009                                                            1,500                      1,466
                                                                                             -----------------

Medical - Wholesale Drug Distribution (2.47%)
Cardinal Health Inc
6.25%, 7/15/2008                                                             1,000                      1,006
                                                                                             -----------------

Mortgage Backed Securities (16.18%)
Banc of America Funding Corp
5.75%, 3/25/2036                                                             1,076                      1,074
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                             1,000                        990
Chase Mortgage Finance Corp
5.50%, 5/25/2035                                                               713                        713
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033                                                              405                        408
GMAC Commercial Mortgage Securities Inc
7.15%, 12/15/2016 (b)(c)                                                        41                         41
GSR Mortgage Loan Trust
6.00%, 2/25/2035                                                               541                        545
6.00%, 6/25/2036                                                               884                        892
Residential Asset Securitization Trust
6.00%, 5/25/2036                                                               917                        927
Residential Funding Mortgage Securities
5.50%, 9/25/2036                                                             1,000                      1,003
                                                                                             -----------------
                                                                                                        6,593
                                                                                             -----------------

Multimedia (2.44%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (c)                                                         1,000                        994
                                                                                             -----------------

Networking Products (1.86%)
Cisco Systems Inc
5.25%, 2/22/2011                                                               750                        757
                                                                                             -----------------

Property & Casualty Insurance (1.95%)
Fidelity National Financial Inc
7.30%, 8/15/2011                                                               750                        796
                                                                                             -----------------

Real Estate Operator & Developer (2.05%)
ERP Operating LP
5.50%, 10/ 1/2012                                                              850                        836
                                                                                             -----------------

Reinsurance (2.41%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008                                                            1,000                        984
                                                                                             -----------------

REITS - Healthcare (2.56%)
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                             1,000                      1,041
                                                                                             -----------------

REITS - Shopping Centers (1.85%)
Developers Diversified Realty Corp
6.63%, 1/15/2008                                                               750                        752
                                                                                             -----------------

REITS - Single Tenant (2.40%)
CPG Partners LP
3.50%, 3/15/2009                                                             1,000                        977
                                                                                             -----------------

Retail - Drug Store (1.20%)
CVS Caremark Corp
4.00%, 9/15/2009                                                               500                        490
                                                                                             -----------------

Savings & Loans - Thrifts (0.47%)
Washington Mutual Bank
5.50%, 1/15/2013                                                               200                        193
                                                                                             -----------------

Telecommunication Services (2.45%)
Verizon Global Funding Corp
4.00%, 1/15/2008                                                             1,000                        996
                                                                                             -----------------

Telephone - Integrated (1.32%)
Royal KPN NV
8.00%, 10/ 1/2010                                                              500                        538
                                                                                             -----------------

Television (1.23%)
Univision Communications Inc
7.85%, 7/15/2011                                                               500                        500
                                                                                             -----------------

Textile - Home Furnishings (1.57%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                               600                        638
                                                                                             -----------------
TOTAL BONDS                                                                               $            37,228
                                                                                             -----------------

CONVERTIBLE BONDS (0.03%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.03%)
Freddie Mac Non Gold Pool
7.09%, 11/ 1/2021 (b)                                                           11                         11
                                                                                             -----------------

Federal National Mortgage Association (FNMA) (0.00%)
Fannie Mae Pool
7.30%, 11/ 1/2022 (b)                                                            1                          1
                                                                                             -----------------
TOTAL CONVERTIBLE BONDS                                                                   $                12
                                                                                             -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (5.03%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.45%)
9.50%, 8/ 1/2016                                                                 8                          8
6.00%, 5/ 1/2017                                                               170                        173
                                                                                             -----------------
                                                                                                          181
                                                                                             -----------------
Federal National Mortgage Association (FNMA) (1.00%)
6.50%, 1/ 1/2014                                                               107                        111
8.50%, 11/ 1/2017                                                               16                         17
6.37%, 1/ 1/2019 (b)                                                             5                          5
5.61%, 4/ 1/2019 (b)                                                             4                          4
8.00%, 5/ 1/2027                                                               128                        136
4.66%, 11/ 1/2032 (b)                                                          122                        124
5.68%, 11/ 1/2035 (b)                                                           12                         12
                                                                                             -----------------
                                                                                                          409
                                                                                             -----------------
Government National Mortgage Association (GNMA) (0.42%)
8.00%, 6/15/2009                                                                 4                          4
8.00%, 8/15/2012                                                                 4                          4
11.00%, 12/15/2015                                                               9                         10
10.00%, 2/15/2018                                                                9                         10
10.00%, 9/15/2018                                                               13                         15
10.00%, 2/15/2019                                                               50                         56
10.00%, 6/15/2019                                                                2                          3
10.00%, 5/15/2020                                                               20                         23
10.00%, 6/15/2020                                                               14                         16
9.00%, 12/15/2020                                                               12                         13
10.00%, 12/15/2020                                                               2                          2
10.00%, 2/15/2025                                                               10                         11
10.00%, 4/15/2025                                                                2                          2
9.00%, 4/20/2025                                                                 2                          2
                                                                                             -----------------
                                                                                                          171
                                                                                             -----------------
U.S. Treasury (3.16%)
3.25%, 8/15/2008 (a)(d)                                                        275                        273
4.88%, 5/31/2009 (a)                                                         1,000                      1,015
                                                                                             -----------------
                                                                                                        1,288
                                                                                             -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                     $             2,049
                                                                                             -----------------
SHORT TERM INVESTMENTS (9.47%)
Money Market Funds (9.47%)
BNY Institutional Cash Reserve Fund (e)                                      3,860                      3,860
                                                                                             -----------------
TOTAL SHORT TERM INVESTMENTS                                                              $             3,860
                                                                                             -----------------
REPURCHASE AGREEMENTS (2.48%)
Money Center Banks (2.48%)
Investment in Joint Trading Account;
Bank of America Repurchase Agreement; 4.80%
dated 09/30/07                                                                 505                        505
maturing 10/01/07 (collateralized by U.S.
Government Agency Issues; $520,000; 0% - 6.25%; dated
02/28/08-07/15/32)


Money Center Banks
Investment in Joint Trading Account; Deutsche Bank
Repurchase Agreement; 4.85% dated 09/30/07                                     505                        505
maturing 10/01/07
(collateralized by U.S. Government Agency Issues;
$520,000; 0% - 6.25%; dated 02/28/08-07/15/32)
                                                                                             -----------------

                                                                                                        1,010
                                                                                             -----------------
TOTAL REPURCHASE AGREEMENTS                                                               $             1,010
                                                                                             -----------------
Total Investments                                                                         $            44,159
Liabilities in Excess of Other Assets, Net - (8.38)%                                                  (3,414)
                                                                                             -----------------
TOTAL NET ASSETS - 100.00%                                                                $            40,745
                                                                                             =================
                                                                                             -----------------

                                                                                             =================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Variable Rate

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,058 or 5.05% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $74 or 0.18% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $               217
Unrealized Depreciation                                             (958)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                          (741)
Cost for federal income tax purposes                               44,900
All dollar amounts are shown in thousands (000's)



                                                 Futures Contracts
                                                                                Current         Unrealized
                                                      Number of      Original   Market        Appreciation/
Type                                                  Contracts        Value     Value        (Depreciation)
-------------------------------------------------- ----------------------------------------- -----------------
Sell:
US 5YR NOTE; December 2007                                35        $3,733    $3,746              (13)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------------------
Sector                                          Percent
--------------------------------------------------------
Financial                                        36.31%
Mortgage Securities                              23.50%
Government                                       14.29%
Consumer, Non-cyclical                           10.98%
Communications                                    9.29%
Consumer, Cyclical                                7.57%
Utilities                                         3.53%
Asset Backed Securities                           2.91%
Liabilities in Excess of Other Assets, Net     (-8.38%)
                                             -----------
TOTAL NET ASSETS                                100.00%
                                             ===========

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           9.19%



Schedule of Investments

September 30, 2007 (unaudited)
SmallCap Account

                                                                         Shares                    Value (000's)
                                                                           Held
COMMON STOCKS (98.66%)
Advertising Services (0.46%)
inVentiv Health Inc (a)                                                    10,464            $                  459
                                                                                                --------------------

Aerospace & Defense (1.51%)
Esterline Technologies Corp (a)                                             9,470                               540
Teledyne Technologies Inc (a)                                              12,569                               671
TransDigm Group Inc (a)                                                     6,480                               296
                                                                                                --------------------
                                                                                                              1,507
                                                                                                --------------------
Aerospace & Defense Equipment (1.39%)
BE Aerospace Inc (a)                                                       20,730                               861
Moog Inc (a)                                                                6,740                               296
Triumph Group Inc                                                           2,780                               227
                                                                                                --------------------
                                                                                                              1,384
                                                                                                --------------------
Airlines (0.35%)
Allegiant Travel Co (a)                                                     6,358                               193
Republic Airways Holdings Inc (a)                                           7,400                               156
                                                                                                --------------------
                                                                                                                349
                                                                                                --------------------
Apparel Manufacturers (1.61%)
Guess ? Inc                                                                 8,978                               440
Gymboree Corp (a)                                                           6,350                               224
Oxford Industries Inc                                                       3,577                               129
Phillips-Van Heusen                                                        15,420                               809
                                                                                                --------------------
                                                                                                              1,602
                                                                                                --------------------
Applications Software (0.64%)
Progress Software Corp (a)                                                 10,880                               330
Verint Systems Inc (a)                                                     11,700                               304
                                                                                                --------------------
                                                                                                                634
                                                                                                --------------------
Auto Repair Centers (0.04%)
Monro Muffler Inc                                                           1,258                                42
                                                                                                --------------------

Auto/Truck Parts & Equipment - Original (0.07%)
Tenneco Inc (a)                                                             2,416                                75
                                                                                                --------------------

Auto/Truck Parts & Equipment - Replacement (0.23%)
Aftermarket Technology Corp (a)                                             7,201                               229
                                                                                                --------------------

Batteries & Battery Systems (0.26%)
Greatbatch Inc (a)(b)                                                       9,920                               264
                                                                                                --------------------

Beverages - Wine & Spirits (0.55%)
Central European Distribution Corp (a)(b)                                  11,400                               546
                                                                                                --------------------

Building - Mobile Home & Manufactured Housing (0.16%)
Williams Scotsman International Inc (a)                                     5,931                               164
                                                                                                --------------------

Building & Construction Products - Miscellaneous (0.59%)
Interline Brands Inc (a)(b)                                                15,970                               367
NCI Building Systems Inc (a)                                                5,140                               222
                                                                                                --------------------
                                                                                                                589
                                                                                                --------------------

Building Products - Cement & Aggregate (0.56%)
Texas Industries Inc (b)                                                    7,140                               560
                                                                                                --------------------

Building Products - Doors & Windows (0.16%)
Apogee Enterprises Inc                                                      6,132                               159
                                                                                                --------------------

Building Products - Light Fixtures (0.48%)
Genlyte Group Inc (a)                                                       7,475                               480
                                                                                                --------------------

Chemicals - Diversified (0.91%)
FMC Corp                                                                   11,208                               583
Rockwood Holdings Inc (a)(b)                                                9,010                               323
                                                                                                --------------------
                                                                                                                906
                                                                                                --------------------
Chemicals - Plastics (0.14%)
Landec Corp (a)(b)                                                          9,200                               142
                                                                                                --------------------

Chemicals - Specialty (1.29%)
Arch Chemicals Inc                                                         15,641                               733
OM Group Inc (a)                                                           10,430                               551
                                                                                                --------------------
                                                                                                              1,284
                                                                                                --------------------
Collectibles (0.31%)
RC2 Corp (a)                                                               11,292                               313
                                                                                                --------------------

Commercial Banks (6.57%)
Alabama National Bancorporation                                             2,780                               217
Bancfirst Corp                                                              2,570                               115
Bank of Hawaii Corp                                                        10,621                               561
Central Pacific Financial Corp                                             13,380                               391
City Bank/Lynnwood WA (b)                                                   5,668                               163
City Holding Co                                                             5,216                               190
Columbia Banking System Inc (b)                                             5,170                               164
Community Bancorp/NV (a)(b)                                                 4,784                               120
Cullen/Frost Bankers Inc                                                    9,310                               467
East West Bancorp Inc                                                      18,129                               652
First Community Bancorp Inc/CA (b)                                          3,692                               202
First State Bancorporation/NM (b)                                           4,690                                92
Green Bankshares Inc                                                        4,221                               154
Heartland Financial USA Inc (b)                                             2,024                                41
Heritage Commerce Corp (b)                                                  1,690                                36
IBERIABANK Corp                                                             2,580                               136
Imperial Capital Bancorp Inc                                                2,260                                64
Integra Bank Corp                                                           8,920                               162
Pinnacle Financial Partners Inc (a)(b)                                      5,192                               150
Preferred Bank/Los Angeles CA                                               8,367                               329
Prosperity Bancshares Inc                                                   9,850                               327
Security Bank Corp/GA (b)                                                   3,840                                48
Southwest Bancorp Inc/Stillwater OK                                         4,073                                77
Sterling Bancshares Inc/TX                                                 16,040                               183
Sterling Financial Corp/WA                                                 22,170                               597
SVB Financial Group (a)(b)                                                  8,960                               424
Trustmark Corp (b)                                                          5,650                               158
Vineyard National Bancorp - Warrants (a)(c)(d)(e)                           1,561                                 -
Vineyard National Bancorp (b)                                               7,360                               123
West Coast Bancorp/OR                                                       5,193                               147
Wilshire Bancorp Inc                                                        4,960                                54
                                                                                                --------------------
                                                                                                              6,544
                                                                                                --------------------

Commercial Services (0.30%)
Steiner Leisure Ltd (a)                                                     6,940                               301
                                                                                                --------------------

Commercial Services - Finance (0.65%)
Morningstar Inc (a)                                                         4,929                               303
Wright Express Corp (a)                                                     9,570                               349
                                                                                                --------------------
                                                                                                                652
                                                                                                --------------------
Communications Software (0.29%)
DivX Inc (a)(b)                                                            19,570                               291
                                                                                                --------------------

Computer Aided Design (0.93%)
Ansys Inc (a)(b)                                                           14,650                               501
Aspen Technology Inc (a)                                                   29,720                               425
                                                                                                --------------------
                                                                                                                926
                                                                                                --------------------
Computer Graphics (0.57%)
Trident Microsystems Inc (a)(b)                                            35,643                               566
                                                                                                --------------------

Computer Services (1.60%)
Ciber Inc (a)                                                              39,130                               306
Manhattan Associates Inc (a)                                               16,640                               456
Ness Technologies Inc (a)                                                  21,190                               231
SI International Inc (a)                                                    5,634                               161
SYKES Enterprises Inc (a)                                                  26,330                               437
                                                                                                --------------------
                                                                                                              1,591
                                                                                                --------------------
Computer Software (0.16%)
Double-Take Software Inc (a)                                                8,470                               162
                                                                                                --------------------

Consulting Services (0.97%)
FTI Consulting Inc (a)(b)                                                   6,530                               329
Huron Consulting Group Inc (a)                                              8,792                               638
                                                                                                --------------------
                                                                                                                967
                                                                                                --------------------
Consumer Products - Miscellaneous (0.65%)
CSS Industries Inc (b)                                                      4,750                               171
Helen of Troy Ltd (a)                                                      14,960                               289
Jarden Corp (a)                                                             1,330                                41
Prestige Brands Holdings Inc (a)                                           13,198                               145
                                                                                                --------------------
                                                                                                                646
                                                                                                --------------------
Cosmetics & Toiletries (0.41%)
Chattem Inc (a)(b)                                                          5,745                               405
                                                                                                --------------------

Data Processing & Management (0.20%)
Commvault Systems Inc (a)                                                  10,577                               196
                                                                                                --------------------

Diagnostic Equipment (0.60%)
Immucor Inc (a)                                                            16,850                               602
                                                                                                --------------------

Diagnostic Kits (0.61%)
Meridian Bioscience Inc                                                    20,065                               608
                                                                                                --------------------

Distribution & Wholesale (0.99%)
United Stationers Inc (a)                                                  10,647                               591
WESCO International Inc (a)(b)                                              9,270                               398
                                                                                                --------------------
                                                                                                                989
                                                                                                --------------------
Diversified Manufacturing Operations (0.58%)
Barnes Group Inc                                                            7,780                               248

Diversified Manufacturing Operations
Koppers Holdings Inc (b)                                                    8,560                               331
                                                                                                --------------------
                                                                                                                579
                                                                                                --------------------
Electric - Integrated (1.89%)
Allete Inc                                                                 16,929                               758
Empire District Electric Co/The (b)                                        13,570                               307
PNM Resources Inc                                                          16,251                               378
Portland General Electric Co                                               15,905                               442
                                                                                                --------------------
                                                                                                              1,885
                                                                                                --------------------
Electronic Components - Semiconductors (1.71%)
Mellanox Technologies Ltd (a)                                               4,920                                96
ON Semiconductor Corp (a)(b)                                               81,734                             1,027
Zoran Corp (a)                                                             28,630                               578
                                                                                                --------------------
                                                                                                              1,701
                                                                                                --------------------
Electronic Design Automation (0.49%)
Ansoft Corp (a)                                                             7,590                               251
Magma Design Automation Inc (a)(b)                                         16,720                               235
                                                                                                --------------------
                                                                                                                486
                                                                                                --------------------
Electronic Measurement Instruments (0.86%)
Analogic Corp                                                               7,010                               447
Itron Inc (a)(b)                                                            1,650                               153
Tektronix Inc                                                               9,180                               255
                                                                                                --------------------
                                                                                                                855
                                                                                                --------------------
Electronic Security Devices (0.17%)
LoJack Corp (a)                                                             8,984                               170
                                                                                                --------------------

E-Marketing & Information (0.23%)
Digital River Inc (a)(b)                                                    5,200                               233
                                                                                                --------------------

Engineering - Research & Development Services (0.71%)
EMCOR Group Inc (a)                                                        22,452                               704
                                                                                                --------------------

Enterprise Software & Services (1.65%)
Informatica Corp (a)                                                       42,280                               664
JDA Software Group Inc (a)                                                 14,689                               303
Lawson Software Inc (a)(b)                                                  5,547                                55
Omnicell Inc (a)                                                           10,256                               293
SYNNEX Corp (a)                                                            15,990                               329
                                                                                                --------------------
                                                                                                              1,644
                                                                                                --------------------
Fiduciary Banks (0.18%)
Boston Private Financial Holdings Inc (b)                                   6,350                               177
                                                                                                --------------------

Finance - Investment Banker & Broker (0.47%)
Investment Technology Group Inc (a)                                         6,770                               291
KBW Inc (a)(b)                                                                243                                 7
Stifel Financial Corp (a)                                                   2,900                               168
                                                                                                --------------------
                                                                                                                466
                                                                                                --------------------
Finance - Leasing Company (0.41%)
Financial Federal Corp                                                     12,533                               351
Marlin Business Services Corp (a)                                           4,353                                62
                                                                                                --------------------
                                                                                                                413
                                                                                                --------------------
Financial Guarantee Insurance (0.14%)
Triad Guaranty Inc (a)(b)                                                   7,620                               145
                                                                                                --------------------


Food - Miscellaneous/Diversified (0.73%)
Ralcorp Holdings Inc (a)                                                   13,060                               729
                                                                                                --------------------

Food - Wholesale & Distribution (0.53%)
Spartan Stores Inc                                                         23,380                               527
                                                                                                --------------------

Footwear & Related Apparel (0.96%)
Steven Madden Ltd                                                          16,120                               305
Wolverine World Wide Inc                                                   23,640                               648
                                                                                                --------------------
                                                                                                                953
                                                                                                --------------------
Gas - Distribution (0.86%)
Northwest Natural Gas Co (b)                                               11,680                               534
South Jersey Industries Inc                                                 9,177                               319
                                                                                                --------------------
                                                                                                                853
                                                                                                --------------------
Home Furnishings (0.59%)
Tempur-Pedic International Inc (b)                                         16,550                               592
                                                                                                --------------------

Human Resources (0.55%)
AMN Healthcare Services Inc (a)                                            13,130                               246
Korn/Ferry International (a)(b)                                            18,453                               305
                                                                                                --------------------
                                                                                                                551
                                                                                                --------------------
Independent Power Producer (0.15%)
Ormat Technologies Inc (b)                                                  3,200                               148
                                                                                                --------------------

Instruments - Controls (0.75%)
Mettler Toledo International Inc (a)                                        7,290                               744
                                                                                                --------------------

Instruments - Scientific (0.37%)
Varian Inc (a)                                                              5,862                               373
                                                                                                --------------------

Internet Application Software (1.03%)
DealerTrack Holdings Inc (a)                                                4,450                               186
RealNetworks Inc (a)(b)                                                    34,600                               235
S1 Corp (a)(b)                                                             33,830                               306
Vocus Inc (a)(b)                                                           10,210                               299
                                                                                                --------------------
                                                                                                              1,026
                                                                                                --------------------
Internet Infrastructure Software (0.58%)
TIBCO Software Inc (a)                                                     77,880                               576
                                                                                                --------------------

Internet Telephony (0.23%)
j2 Global Communications Inc (a)(b)                                         7,080                               232
                                                                                                --------------------

Intimate Apparel (0.64%)
Warnaco Group Inc/The (a)                                                  16,420                               641
                                                                                                --------------------

Investment Companies (0.61%)
Ares Capital Corp                                                          31,058                               505
Technology Investment Capital Corp                                          7,916                               106
                                                                                                --------------------
                                                                                                                611

                                                                                                --------------------
Investment Management & Advisory Services (0.13%)
National Financial Partners Corp                                            2,440                               129
                                                                                                --------------------

Lasers - Systems & Components (0.69%)
Cymer Inc (a)                                                              14,210                               546
Excel Technology Inc (a)                                                    5,500                               137
                                                                                                --------------------
                                                                                                                683
                                                                                                --------------------

Leisure & Recreation Products (0.60%)
WMS Industries Inc (a)(b)                                                  18,120                               600
                                                                                                --------------------

Life & Health Insurance (0.64%)
Delphi Financial Group Inc                                                 15,860                               641
                                                                                                --------------------

Linen Supply & Related Items (0.27%)
Unifirst Corp/MA                                                            7,254                               272
                                                                                                --------------------

Machinery - Construction & Mining (1.17%)
Astec Industries Inc (a)                                                    9,539                               548
Bucyrus International Inc (b)                                               8,460                               617
                                                                                                --------------------
                                                                                                              1,165
                                                                                                --------------------
Machinery - General Industry (1.21%)
Gardner Denver Inc (a)                                                     14,816                               578
Middleby Corp (a)(b)                                                        6,554                               423
Tennant Co                                                                  4,140                               201
                                                                                                --------------------
                                                                                                              1,202
                                                                                                --------------------
Machinery Tools & Related Products (1.12%)
Hardinge Inc                                                               12,565                               438
Kennametal Inc                                                              8,103                               680
                                                                                                --------------------
                                                                                                              1,118
                                                                                                --------------------
Medical - Biomedical/Gene (0.88%)
Applera Corp - Celera Group (a)(b)                                         14,140                               199
Exelixis Inc (a)(b)                                                        18,900                               200
Incyte Corp (a)(b)                                                         29,300                               209
Myriad Genetics Inc (a)(b)                                                  5,207                               272
                                                                                                --------------------
                                                                                                                880
                                                                                                --------------------
Medical - Drugs (1.68%)
Adams Respiratory Therapeutics Inc (a)(b)                                  12,200                               470
Cubist Pharmaceuticals Inc (a)(b)                                           8,142                               172
Indevus Pharmaceuticals Inc (a)(b)                                         17,720                               122
Pharmion Corp (a)                                                           4,570                               211
Viropharma Inc (a)(b)                                                      35,620                               317
XenoPort Inc (a)                                                            4,900                               231
Zymogenetics Inc (a)(b)                                                    11,320                               148
                                                                                                --------------------
                                                                                                              1,671
                                                                                                --------------------
Medical - HMO (0.43%)
Sierra Health Services Inc (a)                                             10,068                               425
                                                                                                --------------------

Medical - Outpatient & Home Medical Care (0.80%)
Amedisys Inc (a)(b)                                                        13,624                               524
LHC Group Inc (a)(b)                                                        5,370                               115
Res-Care Inc (a)                                                            6,880                               157
                                                                                                --------------------
                                                                                                                796
                                                                                                --------------------
Medical Imaging Systems (0.35%)
IRIS International Inc (a)(b)                                              18,240                               350
                                                                                                --------------------

Medical Laboratory & Testing Service (0.65%)
Icon Plc ADR (a)                                                           12,710                               649
                                                                                                --------------------

Medical Laser Systems (0.58%)
LCA-Vision Inc (b)                                                          8,350                               246
Palomar Medical Technologies Inc (a)(b)                                    11,700                               333
                                                                                                --------------------
                                                                                                                579
                                                                                                --------------------

Medical Products (0.90%)
Haemonetics Corp (a)                                                        4,425                               219
Syneron Medical Ltd (a)(b)                                                  6,620                               156
Zoll Medical Corp (a)(b)                                                   20,017                               519
                                                                                                --------------------
                                                                                                                894
                                                                                                --------------------
Metal Processors & Fabrication (1.57%)
CIRCOR International Inc                                                    4,260                               193
Commercial Metals Co                                                       15,946                               505
Dynamic Materials Corp (b)                                                  3,568                               171
Ladish Co Inc (a)                                                           7,031                               390
RBC Bearings Inc (a)                                                        8,020                               308
                                                                                                --------------------
                                                                                                              1,567
                                                                                                --------------------
Miscellaneous Manufacturers (0.36%)
Aptargroup Inc                                                              9,510                               360
                                                                                                --------------------

Multi-Line Insurance (0.10%)
Horace Mann Educators Corp                                                  4,812                                95
                                                                                                --------------------

Multimedia (0.42%)
Belo Corp                                                                  14,630                               254
Journal Communications Inc                                                 17,091                               162
                                                                                                --------------------
                                                                                                                416
                                                                                                --------------------
Networking Products (1.21%)
Anixter International Inc (a)                                               7,319                               603
Polycom Inc (a)(b)                                                         22,340                               600
                                                                                                --------------------
                                                                                                              1,203
                                                                                                --------------------
Non-Ferrous Metals (0.83%)
Brush Engineered Materials Inc (a)(b)                                       2,610                               136
RTI International Metals Inc (a)                                            8,747                               693
                                                                                                --------------------
                                                                                                                829
                                                                                                --------------------
Non-Hazardous Waste Disposal (0.41%)
Waste Connections Inc (a)                                                  12,739                               405
                                                                                                --------------------

Office Supplies & Forms (0.09%)
Ennis Inc                                                                   3,944                                87
                                                                                                --------------------

Oil - Field Services (1.10%)
Matrix Service Co (a)(b)                                                   23,229                               487
Superior Energy Services (a)                                               17,277                               612
                                                                                                --------------------
                                                                                                              1,099
                                                                                                --------------------
Oil Company - Exploration & Production (2.85%)
Berry Petroleum Co                                                          8,830                               349
Mariner Energy Inc (a)                                                     12,950                               268
Penn Virginia Corp (b)                                                     17,990                               791
Petroquest Energy Inc (a)(b)                                               25,468                               273
Rosetta Resources Inc (a)                                                  12,263                               225
St Mary Land & Exploration Co                                              17,880                               638
Whiting Petroleum Corp (a)                                                  6,560                               292
                                                                                                --------------------
                                                                                                              2,836
                                                                                                --------------------
Oil Field Machinery & Equipment (0.50%)
Dril-Quip Inc (a)                                                          10,003                               494
                                                                                                --------------------

Oil Refining & Marketing (0.37%)
Holly Corp                                                                  6,080                               364
                                                                                                --------------------


Paper & Related Products (0.54%)
Rock-Tenn Co                                                               18,450                               533
                                                                                                --------------------

Pharmacy Services (0.34%)
HealthExtras Inc (a)(b)                                                    12,020                               334
                                                                                                --------------------

Physician Practice Management (0.54%)
Pediatrix Medical Group Inc (a)                                             8,176                               535
                                                                                                --------------------

Power Converter & Supply Equipment (0.42%)
Advanced Energy Industries Inc (a)                                         27,430                               414
                                                                                                --------------------

Printing - Commercial (0.53%)
Consolidated Graphics Inc (a)                                               8,451                               531
                                                                                                --------------------

Private Corrections (0.68%)
Cornell Cos Inc (a)                                                         7,990                               188
Geo Group Inc/The (a)                                                      16,666                               494
                                                                                                --------------------
                                                                                                                682
                                                                                                --------------------
Property & Casualty Insurance (2.01%)
American Physicians Capital Inc                                             6,655                               259
CNA Surety Corp (a)                                                         6,730                               119
National Interstate Corp                                                    1,498                                46
Navigators Group Inc (a)                                                    4,670                               253
Selective Insurance Group                                                  10,540                               224
Tower Group Inc (b)                                                        17,470                               458
United America Indemnity Ltd (a)                                            8,830                               190
Zenith National Insurance Corp                                             10,017                               450
                                                                                                --------------------
                                                                                                              1,999
                                                                                                --------------------
Recreational Centers (0.80%)
Life Time Fitness Inc (a)(b)                                               12,940                               794
                                                                                                --------------------

Reinsurance (0.58%)
Argo Group International Holdings Ltd (a)                                   7,177                               312
Aspen Insurance Holdings Ltd                                                1,566                                44
Max Capital Group Ltd                                                       8,010                               225
                                                                                                --------------------
                                                                                                                581
                                                                                                --------------------
REITS - Diversified (0.99%)
Entertainment Properties Trust                                             11,634                               591
Investors Real Estate Trust (b)                                            10,133                               109
Washington Real Estate Investment Trust (b)                                 8,490                               282
                                                                                                --------------------
                                                                                                                982
                                                                                                --------------------
REITS - Healthcare (0.78%)
Senior Housing Properties Trust                                            35,170                               776
                                                                                                --------------------

REITS - Hotels (1.13%)
Ashford Hospitality Trust Inc                                              26,580                               267
DiamondRock Hospitality Co                                                 27,460                               478
FelCor Lodging Trust Inc                                                   18,890                               377
                                                                                                --------------------
                                                                                                              1,122
                                                                                                --------------------
REITS - Mortgage (0.99%)
Anthracite Capital Inc                                                      9,020                                82
Arbor Realty Trust Inc                                                      6,580                               124
Deerfield Triarc Capital Corp (b)                                          41,771                               378
Gramercy Capital Corp/New York                                             16,031                               404
                                                                                                --------------------
                                                                                                                988
                                                                                                --------------------

REITS - Office Property (0.51%)
BioMed Realty Trust Inc                                                    20,942                               505
                                                                                                --------------------

REITS - Shopping Centers (0.56%)
Inland Real Estate Corp                                                    12,330                               191
Kite Realty Group Trust                                                     6,330                               119
Saul Centers Inc                                                            2,190                               113
Urstadt Biddle Properties Inc                                               8,540                               132
                                                                                                --------------------
                                                                                                                555
                                                                                                --------------------
Research & Development (0.62%)
Parexel International Corp (a)                                             11,550                               477
PharmaNet Development Group Inc (a)                                         4,980                               144
                                                                                                --------------------
                                                                                                                621
                                                                                                --------------------
Resorts & Theme Parks (0.90%)
Vail Resorts Inc (a)(b)                                                    14,366                               895
                                                                                                --------------------

Respiratory Products (0.45%)
Respironics Inc (a)                                                         9,279                               446
                                                                                                --------------------

Retail - Apparel & Shoe (2.58%)
Aeropostale Inc (a)                                                        12,021                               229
Brown Shoe Co Inc                                                          13,924                               270
Charlotte Russe Holding Inc (a)                                            20,882                               306
Dress Barn Inc (a)(b)                                                      28,410                               483
Genesco Inc (a)(b)                                                          4,948                               228
Men's Wearhouse Inc                                                        13,670                               691
Wet Seal Inc/The (a)(b)                                                    92,871                               359
                                                                                                --------------------
                                                                                                              2,566
                                                                                                --------------------
Retail - Appliances (0.12%)
Conn's Inc (a)(b)                                                           4,885                               117
                                                                                                --------------------

Retail - Automobile (0.24%)
Asbury Automotive Group Inc                                                12,020                               238
                                                                                                --------------------

Retail - Convenience Store (0.05%)
Pantry Inc/The (a)(b)                                                       1,815                                46
                                                                                                --------------------

Retail - Restaurants (0.86%)
AFC Enterprises (a)(b)                                                     16,220                               244
CEC Entertainment Inc (a)(b)                                                4,760                               128
Domino's Pizza Inc                                                          9,700                               161
Sonic Corp (a)                                                             14,020                               328
                                                                                                --------------------
                                                                                                                861
                                                                                                --------------------
Retail - Sporting Goods (0.46%)
Hibbett Sports Inc (a)(b)                                                  18,610                               461
                                                                                                --------------------

Rubber - Tires (0.46%)
Cooper Tire & Rubber Co (b)                                                18,710                               456
                                                                                                --------------------

Rubber & Plastic Products (0.15%)
Myers Industries Inc                                                        7,398                               147
                                                                                                --------------------

Savings & Loans - Thrifts (0.80%)
FirstFed Financial Corp (a)(b)                                              8,750                               434
Franklin Bank Corp/Houston TX (a)                                           9,640                                89
PFF Bancorp Inc                                                             4,817                                74
TierOne Corp                                                                1,910                                50

Savings & Loans - Thrifts
WSFS Financial Corp                                                         2,360                               147
                                                                                                --------------------
                                                                                                                794
                                                                                                --------------------
Seismic Data Collection (0.69%)
Dawson Geophysical Co (a)(b)                                                3,032                               235
ION Geophysical Corp (a)(b)                                                32,733                               453
                                                                                                --------------------
                                                                                                                688
                                                                                                --------------------
Semiconductor Component - Integrated Circuits (1.30%)
Cirrus Logic Inc (a)                                                       21,380                               137
Emulex Corp (a)                                                            29,292                               561
Micrel Inc                                                                 24,224                               262
Standard Microsystems Corp (a)(b)                                           8,774                               337
                                                                                                --------------------
                                                                                                              1,297
                                                                                                --------------------
Semiconductor Equipment (0.06%)
Entegris Inc (a)                                                            6,790                                59
                                                                                                --------------------

Steel - Producers (0.55%)
Claymont Steel Holdings Inc (a)(b)                                          5,330                               108
Reliance Steel & Aluminum Co                                                7,720                               436
                                                                                                --------------------
                                                                                                                544
                                                                                                --------------------
Telecommunication Equipment (2.15%)
ADC Telecommunications Inc (a)                                             22,620                               444
Anaren Inc (a)                                                              7,936                               112
Arris Group Inc (a)                                                        45,870                               566
Comtech Telecommunications Corp (a)(b)                                     13,305                               712
Sirenza Microdevices Inc (a)(b)                                            17,592                               304
                                                                                                --------------------
                                                                                                              2,138
                                                                                                --------------------
Telecommunication Equipment - Fiber Optics (0.16%)
Oplink Communications Inc (a)(b)                                           11,680                               160
                                                                                                --------------------

Telecommunication Services (1.28%)
Consolidated Communications Holdings Inc                                   20,350                               399
NeuStar Inc (a)(b)                                                         11,570                               397
Premiere Global Services Inc (a)                                           37,540                               475
                                                                                                --------------------
                                                                                                              1,271
                                                                                                --------------------
Telephone - Integrated (0.36%)
Alaska Communications Systems Group Inc                                    24,590                               355
                                                                                                --------------------

Television (0.28%)
Sinclair Broadcast Group Inc                                               23,411                               282
                                                                                                --------------------

Textile - Apparel (0.32%)
Perry Ellis International Inc (a)                                          11,670                               323
                                                                                                --------------------

Therapeutics (1.57%)
BioMarin Pharmaceuticals Inc (a)(b)                                        14,230                               354
Isis Pharmaceuticals Inc (a)(b)                                            35,390                               530
Medarex Inc (a)(b)                                                         30,990                               439
Progenics Pharmaceuticals Inc (a)(b)                                       10,820                               239
                                                                                                --------------------
                                                                                                              1,562
                                                                                                --------------------
Toys (0.59%)
Jakks Pacific Inc (a)(b)                                                   18,000                               481
Marvel Entertainment Inc (a)(b)                                             4,400                               103
                                                                                                --------------------
                                                                                                                584
                                                                                                --------------------

Transactional Software (0.51%)
VeriFone Holdings Inc (a)(b)                                               11,490                               509
                                                                                                --------------------

Transport - Marine (0.35%)
Horizon Lines Inc (b)                                                      11,311                               345
                                                                                                --------------------

Transport - Services (0.51%)
HUB Group Inc (a)                                                          17,016                               511
                                                                                                --------------------

Transport - Truck (0.09%)
Old Dominion Freight Line (a)                                                 959                                23
Saia Inc (a)(b)                                                             4,276                                71
                                                                                                --------------------
                                                                                                                 94
                                                                                                --------------------
Travel Services (0.22%)
Ambassadors Group Inc                                                       5,640                               215
                                                                                                --------------------

Vitamins & Nutrition Products (0.20%)
USANA Health Sciences Inc (a)(b)                                            4,540                               199
                                                                                                --------------------

Wire & Cable Products (0.71%)
General Cable Corp (a)                                                     10,600                               711
                                                                                                --------------------

Wireless Equipment (0.48%)
EMS Technologies Inc (a)                                                    8,987                               221
Viasat Inc (a)                                                              8,313                               256
                                                                                                --------------------
                                                                                                                477
                                                                                                --------------------
TOTAL COMMON STOCKS                                                                          $               98,260
                                                                                                --------------------
                                                                         Principal
                                                                         Amount                    Value (000's)
                                                                         (000's)
SHORT TERM INVESTMENTS (24.12%)
Commercial Paper (1.59%)
Investment in Joint Trade Account; General Electric Capital
5.00%, 10/ 1/2007                                                           1,582                             1,582
                                                                                                --------------------

Money Market Funds (22.53%)
BNY Institutional Cash Reserve Fund (f)                                    22,437                            22,437
                                                                                                --------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $               24,019
                                                                                                --------------------
Total Investments                                                                            $              122,279
Liabilities in Excess of Other Assets, Net - (22.78)%                                                      (22,685)
                                                                                                --------------------
TOTAL NET ASSETS - 100.00%                                                                   $               99,594
                                                                                                ====================
                                                                                                --------------------

                                                                                                ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c)  Security is Illiquid

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $               16,174
Unrealized Depreciation                                                (6,478)
                                                           --------------------
Net Unrealized Appreciation (Depreciation)                               9,696
Cost for federal income tax purposes                                    90,145
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------- --------------------
Sector                                                                 Percent
---------------------------------------------------------- --------------------
Financial                                                               41.71%
Consumer, Non-cyclical                                                  17.89%
Industrial                                                              17.16%
Consumer, Cyclical                                                      14.40%
Technology                                                              10.10%
Communications                                                           8.86%
Energy                                                                   5.50%
Basic Materials                                                          4.26%
Utilities                                                                2.90%
Liabilities in Excess of Other Assets, Net                           (-22.78%)
                                                           --------------------
TOTAL NET ASSETS                                                       100.00%
                                                           ====================


Schedule of Investments

September 30, 2007 (unaudited)
SmallCap Growth Account

                                                                   Shares                                        Value (000's)
                                                                     Held
COMMON STOCKS (96.53%)
Aerospace & Defense Equipment (3.15%)
AAR Corp (a)(b)                                                      44,215                                $                1,342
BE Aerospace Inc (b)                                                 29,349                                                 1,219
DRS Technologies Inc                                                  4,683                                                   258
Triumph Group Inc                                                    13,050                                                 1,066
                                                                                                              --------------------
                                                                                                                            3,885
                                                                                                              --------------------
Alternative Waste Technology (0.16%)
Darling International Inc (a)(b)                                     19,414                                                   192
                                                                                                              --------------------

Apparel Manufacturers (1.44%)
Guess ? Inc                                                           3,110                                                   152
Gymboree Corp (b)                                                    13,000                                                   458
Phillips-Van Heusen                                                  22,228                                                 1,167
                                                                                                              --------------------
                                                                                                                            1,777
                                                                                                              --------------------
Applications Software (2.45%)
Callidus Software Inc (b)                                            21,397                                                   184
Moldflow Corp (b)                                                    12,720                                                   245
Nuance Communications Inc (a)(b)                                     69,672                                                 1,345
Progress Software Corp (b)                                           19,559                                                   593
SourceForge Inc (a)(b)                                               41,363                                                   101
Verint Systems Inc (b)                                               15,172                                                   395
Visual Sciences Inc/San Diego CA (a)(b)                              10,786                                                   156
                                                                                                              --------------------
                                                                                                                            3,019
                                                                                                              --------------------
Batteries & Battery Systems (0.12%)
Energy Conversion Devices Inc (a)(b)                                  6,681                                                   152
                                                                                                              --------------------

Building - Maintenance & Service (0.37%)
Healthcare Services Group (a)                                        22,200                                                   450
                                                                                                              --------------------

Building & Construction - Miscellaneous (0.36%)
Dycom Industries Inc (b)                                              5,685                                                   174
Layne Christensen Co (b)                                              4,769                                                   265
                                                                                                              --------------------
                                                                                                                              439
                                                                                                              --------------------
Building Products - Doors & Windows (0.50%)
Apogee Enterprises Inc                                               23,700                                                   615
                                                                                                              --------------------

Building Products - Light Fixtures (0.36%)
Genlyte Group Inc (b)                                                 6,874                                                   442
                                                                                                              --------------------

Cellular Telecommunications (0.14%)
Centennial Communications Corp (a)(b)                                16,667                                                   169
                                                                                                              --------------------

Chemicals - Plastics (0.19%)
Landec Corp (a)(b)                                                   15,221                                                   235
                                                                                                              --------------------

Commercial Banks (2.09%)
Prosperity Bancshares Inc                                            15,700                                                   521
SVB Financial Group (a)(b)                                           13,850                                                   656
Texas Capital Bancshares Inc (b)                                     17,320                                                   376
UCBH Holdings Inc                                                    37,793                                                   661
Commercial Banks
Virginia Commerce Bancorp (a)(b)                                     12,576                                                   180
Wilshire Bancorp Inc                                                 16,270                                                   178
                                                                                                              --------------------
                                                                                                                            2,572
                                                                                                              --------------------
Commercial Services (1.14%)
eTelecare Global Solutions Inc ADR (b)                               17,400                                                   190
HMS Holdings Corp (b)                                                13,729                                                   338
PeopleSupport Inc (a)(b)                                              6,500                                                    78
TeleTech Holdings Inc (a)(b)                                         33,500                                                   801
                                                                                                              --------------------
                                                                                                                            1,407
                                                                                                              --------------------
Commercial Services - Finance (0.33%)
Bankrate Inc (a)(b)                                                   8,800                                                   406
                                                                                                              --------------------

Communications Software (0.59%)
DivX Inc (a)(b)                                                       3,600                                                    53
Smith Micro Software Inc (a)(b)                                      41,900                                                   673
                                                                                                              --------------------
                                                                                                                              726
                                                                                                              --------------------
Computer Aided Design (0.96%)
Ansys Inc (b)                                                        34,750                                                 1,187
                                                                                                              --------------------

Computer Services (1.13%)
BluePhoenix Solutions Ltd (b)                                         9,409                                                   173
Cognizant Technology Solutions Corp (b)                               3,600                                                   287
Factset Research Systems Inc                                         10,659                                                   731
iGate Corp (b)                                                       16,589                                                   142
Starlims Technologies Ltd (b)                                         5,452                                                    62
                                                                                                              --------------------
                                                                                                                            1,395
                                                                                                              --------------------
Computer Software (0.25%)
Blackbaud Inc                                                         5,026                                                   127
Omniture Inc (a)(b)                                                   6,168                                                   187
                                                                                                              --------------------
                                                                                                                              314
                                                                                                              --------------------
Computers - Integrated Systems (1.21%)
Brocade Communications Systems Inc (b)                               38,350                                                   328
Micros Systems Inc (b)                                               10,328                                                   672
Radisys Corp (a)(b)                                                   6,008                                                    75
Stratasys Inc (b)                                                    15,306                                                   422
                                                                                                              --------------------
                                                                                                                            1,497
                                                                                                              --------------------
Computers - Peripheral Equipment (0.09%)
Icad Inc (b)                                                         34,975                                                   105
                                                                                                              --------------------

Consulting Services (0.74%)
CRA International Inc (b)                                            12,606                                                   607
Diamond Management & Technology Consultants Inc                      32,800                                                   302
                                                                                                              --------------------
                                                                                                                              909
                                                                                                              --------------------
Consumer Products - Miscellaneous (0.31%)
Central Garden and Pet Co - A Shares (a)(b)                          28,804                                                   259
Central Garden and Pet Co (a)(b)                                     14,397                                                   128
                                                                                                              --------------------
                                                                                                                              387
                                                                                                              --------------------
Containers - Metal & Glass (0.26%)
Greif Inc                                                             5,230                                                   317
                                                                                                              --------------------

Cosmetics & Toiletries (0.89%)
Bare Escentuals Inc (a)(b)                                           14,500                                                   361
Chattem Inc (a)(b)                                                   10,400                                                   733
                                                                                                              --------------------
                                                                                                                            1,094
                                                                                                              --------------------

Data Processing & Management (0.52%)
FalconStor Software Inc (a)(b)                                       53,161                                                   641
                                                                                                              --------------------

Decision Support Software (0.84%)
DemandTec Inc (a)(b)                                                 21,307                                                   291
Interactive Intelligence Inc (a)(b)                                  11,422                                                   217
SPSS Inc (b)                                                         12,960                                                   533
                                                                                                              --------------------
                                                                                                                            1,041
                                                                                                              --------------------
Diagnostic Equipment (1.19%)
Gen-Probe Inc (b)                                                    15,300                                                 1,019
Hansen Medical Inc (a)(b)                                            11,000                                                   298
Immucor Inc (b)                                                       4,180                                                   149
                                                                                                              --------------------
                                                                                                                            1,466
                                                                                                              --------------------
Diagnostic Kits (0.28%)
Medtox Scientific Inc (b)                                             6,344                                                   130
Meridian Bioscience Inc                                               7,253                                                   220
                                                                                                              --------------------
                                                                                                                              350
                                                                                                              --------------------
Disposable Medical Products (0.17%)
Volcano Corp (a)(b)                                                  12,600                                                   207
                                                                                                              --------------------

Distribution & Wholesale (0.84%)
Beacon Roofing Supply Inc (a)(b)                                     11,959                                                   122
LKQ Corp (b)                                                         21,831                                                   760
WESCO International Inc (b)                                           3,550                                                   153
                                                                                                              --------------------
                                                                                                                            1,035

                                                                                                              --------------------
Diversified Manufacturing Operations (0.82%)
Ameron International Corp                                             1,693                                                   179
Barnes Group Inc                                                      6,643                                                   212
ESCO Technologies Inc (a)(b)                                         15,838                                                   527
Lydall Inc (b)                                                       10,369                                                    96
                                                                                                              --------------------
                                                                                                                            1,014
                                                                                                              --------------------
Drug Delivery Systems (0.15%)
Penwest Pharmaceuticals Co (a)(b)                                    17,231                                                   190
                                                                                                              --------------------

E-Commerce - Products (0.51%)
1-800-FLOWERS.COM Inc (b)                                            19,112                                                   221
NutriSystem Inc (a)(b)                                                8,590                                                   403
                                                                                                              --------------------
                                                                                                                              624
                                                                                                              --------------------
Educational Software (1.32%)
Blackboard Inc (a)(b)                                                30,336                                                 1,391
SkillSoft PLC ADR (b)                                                26,634                                                   239
                                                                                                              --------------------
                                                                                                                            1,630
                                                                                                              --------------------
Electronic Components - Miscellaneous (0.96%)
Benchmark Electronics Inc (b)                                        27,607                                                   659
Daktronics Inc (a)                                                    4,890                                                   133
Technitrol Inc                                                       14,300                                                   385
                                                                                                              --------------------
                                                                                                                            1,177
                                                                                                              --------------------
Electronic Components - Semiconductors (4.26%)
AMIS Holdings Inc (b)                                                19,600                                                   190
AXT Inc (b)                                                          29,602                                                   183
Diodes Inc (b)                                                       31,720                                                 1,018
Fairchild Semiconductor International Inc (b)                        13,605                                                   254
Microsemi Corp (a)(b)                                                68,632                                                 1,914
ON Semiconductor Corp (a)(b)                                         33,400                                                   420
Silicon Image Inc (a)(b)                                             20,622                                                   106
SiRF Technology Holdings Inc (a)(b)                                   4,800                                                   103

Electronic Components - Semiconductors
Skyworks Solutions Inc (a)(b)                                        41,850                                                   378
Supertex Inc (a)(b)                                                  13,300                                                   531
Volterra Semiconductor Corp (a)(b)                                   12,400                                                   152
                                                                                                              --------------------
                                                                                                                            5,249

                                                                                                              --------------------
Electronic Design Automation (0.55%)
Ansoft Corp (b)                                                      16,000                                                   528
Magma Design Automation Inc (b)                                      10,353                                                   145
                                                                                                              --------------------
                                                                                                                              673
                                                                                                              --------------------
Electronic Measurement Instruments (0.92%)
Analogic Corp                                                         4,228                                                   270
FARO Technologies Inc (b)                                             6,900                                                   305
Flir Systems Inc (b)                                                  4,060                                                   225
Itron Inc (a)(b)                                                      2,260                                                   210
LeCroy Corp (a)(b)                                                   16,241                                                   121
                                                                                                              --------------------
                                                                                                                            1,131
                                                                                                              --------------------
Electronic Security Devices (0.46%)
American Science & Engineering Inc                                    2,582                                                   162
Taser International Inc (a)(b)                                       25,700                                                   403
                                                                                                              --------------------
                                                                                                                              565
                                                                                                              --------------------
Energy - Alternate Sources (0.69%)
First Solar Inc (a)(b)                                                4,500                                                   530
FuelCell Energy Inc (b)                                              20,311                                                   182
Headwaters Inc (a)(b)                                                 9,557                                                   142
                                                                                                              --------------------
                                                                                                                              854
                                                                                                              --------------------
Engineering - Research & Development Services (0.62%)
EMCOR Group Inc (b)                                                  24,520                                                   769
                                                                                                              --------------------

Enterprise Software & Services (2.24%)
Concur Technologies Inc (a)(b)                                        5,806                                                   183
Omnicell Inc (b)                                                     38,258                                                 1,092
Taleo Corp (b)                                                        9,591                                                   244
Ultimate Software Group Inc (b)                                      35,742                                                 1,247
                                                                                                              --------------------
                                                                                                                            2,766
                                                                                                              --------------------
Entertainment Software (0.15%)
THQ Inc (b)                                                           7,200                                                   180
                                                                                                              --------------------

E-Services - Consulting (0.83%)
Access Integrated Technologies Inc (a)(b)                            13,108                                                    73
GSI Commerce Inc (a)(b)                                              16,300                                                   434
Perficient Inc (a)(b)                                                23,393                                                   512
                                                                                                              --------------------
                                                                                                                            1,019
                                                                                                              --------------------
Finance - Consumer Loans (0.16%)
Portfolio Recovery Associates (a)                                     3,639                                                   193
                                                                                                              --------------------

Firearms & Ammunition (0.58%)
Smith & Wesson Holding Corp (a)(b)                                   37,750                                                   721
                                                                                                              --------------------

Food - Miscellaneous/Diversified (0.42%)
Chiquita Brands International Inc (a)(b)                             22,001                                                   348
Hain Celestial Group Inc (b)                                          5,183                                                   167
                                                                                                              --------------------
                                                                                                                              515
                                                                                                              --------------------
Footwear & Related Apparel (1.87%)
CROCS Inc (a)(b)                                                     18,030                                                 1,213
Iconix Brand Group Inc (a)(b)                                        45,862                                                 1,091
                                                                                                              --------------------
                                                                                                                            2,304
                                                                                                              --------------------

Gambling (Non-Hotel) (0.12%)
Pinnacle Entertainment Inc (b)                                        5,600                                                   152
                                                                                                              --------------------

Health Care Cost Containment (0.15%)
Transcend Services Inc (b)                                           11,694                                                   180
                                                                                                              --------------------

Home Furnishings (0.09%)
Tempur-Pedic International Inc (a)                                    2,960                                                   106
                                                                                                              --------------------

Hotels & Motels (0.39%)
Orient-Express Hotels Ltd                                             9,384                                                   481
                                                                                                              --------------------

Housewares (0.31%)
Lifetime Brands Inc (a)                                              18,669                                                   379
                                                                                                              --------------------

Human Resources (1.89%)
Emergency Medical Services Corp (a)(b)                                6,600                                                   200
Kenexa Corp (b)                                                      38,239                                                 1,177
Korn/Ferry International (b)                                          8,267                                                   136
Labor Ready Inc (b)                                                  32,274                                                   597
On Assignment Inc (a)(b)                                             23,100                                                   216
                                                                                                              --------------------
                                                                                                                            2,326
                                                                                                              --------------------
Identification Systems - Development (0.12%)
L-1 Identity Solutions Inc (b)                                        8,005                                                   151
                                                                                                              --------------------

Industrial Automation & Robots (0.47%)
Cognex Corp                                                          22,552                                                   400
Hurco Cos Inc (b)                                                     3,399                                                   184
                                                                                                              --------------------
                                                                                                                              584
                                                                                                              --------------------
Industrial Gases (0.98%)
Airgas Inc                                                           23,500                                                 1,213
                                                                                                              --------------------

Instruments - Scientific (0.75%)
FEI Co (a)(b)                                                        29,267                                                   920
                                                                                                              --------------------

Internet Application Software (0.12%)
Cybersource Corp (a)(b)                                              12,926                                                   151
                                                                                                              --------------------

Internet Connectivity Services (0.43%)
Cogent Communications Group Inc (a)(b)                                7,410                                                   173
Internap Network Services Corp (a)(b)                                25,000                                                   354
                                                                                                              --------------------
                                                                                                                              527
                                                                                                              --------------------
Internet Content - Entertainment (0.16%)
Shanda Interactive Entertainment Ltd ADR (b)                          5,163                                                   192
                                                                                                              --------------------

Internet Content - Information & News (1.06%)
Knot Inc/The (a)(b)                                                  17,300                                                   368
LoopNet Inc (b)                                                      31,760                                                   652
TheStreet.com Inc (a)                                                23,932                                                   290
                                                                                                              --------------------
                                                                                                                            1,310
                                                                                                              --------------------
Internet Incubators (0.32%)
Internet Capital Group Inc (b)                                       33,101                                                   397
                                                                                                              --------------------

Internet Infrastructure Software (0.13%)
AsiaInfo Holdings Inc (a)(b)                                         18,150                                                   164
                                                                                                              --------------------


Internet Security (0.61%)
Blue Coat Systems Inc (b)                                             9,500                                                   748
                                                                                                              --------------------

Internet Telephony (0.14%)
j2 Global Communications Inc (b)                                      5,200                                                   170
                                                                                                              --------------------

Investment Management & Advisory Services (0.01%)
WisdomTree Investments Inc (a)(b)                                     4,695                                                    18
                                                                                                              --------------------

Lasers - Systems & Components (0.65%)
II-VI Inc (b)                                                        23,071                                                   797
                                                                                                              --------------------

Machinery - Construction & Mining (0.38%)
Bucyrus International Inc (a)                                         6,373                                                   465
                                                                                                              --------------------

Machinery - General Industry (1.38%)
DXP Enterprises Inc (b)                                               4,014                                                   143
Middleby Corp (b)                                                    12,034                                                   777
Wabtec Corp                                                          20,700                                                   775
                                                                                                              --------------------
                                                                                                                            1,695
                                                                                                              --------------------
Machinery - Print Trade (0.12%)
Presstek Inc (a)(b)                                                  23,125                                                   145
                                                                                                              --------------------

Machinery Tools & Related Products (0.47%)
Kennametal Inc                                                        6,900                                                   579
                                                                                                              --------------------

Medical - Biomedical/Gene (4.75%)
ADVENTRX Pharmaceuticals Inc (a)(b)                                  64,500                                                   166
AMAG Pharmaceuticals Inc (a)(b)                                       4,900                                                   280
BioMimetic Therapeutics Inc (a)(b)                                    8,200                                                   109
Exelixis Inc (b)                                                     24,900                                                   264
Illumina Inc (a)(b)                                                   8,902                                                   462
Integra LifeSciences Holdings Corp (a)(b)                            18,800                                                   913
Keryx Biopharmaceuticals Inc (a)(b)                                  18,476                                                   184
Lifecell Corp (a)(b)                                                 46,800                                                 1,758
Myriad Genetics Inc (a)(b)                                           19,520                                                 1,018
Regeneron Pharmaceuticals Inc (b)                                    14,100                                                   251
Seattle Genetics Inc/WA (a)(b)                                       25,200                                                   283
Third Wave Technologies Inc (b)                                      18,498                                                   160
                                                                                                              --------------------
                                                                                                                            5,848
                                                                                                              --------------------
Medical - Drugs (0.44%)
Adams Respiratory Therapeutics Inc (a)(b)                             4,870                                                   188
Cardiome Pharma Corp (b)                                             19,050                                                   180
Emergent Biosolutions Inc (a)(b)                                     20,000                                                   177
                                                                                                              --------------------
                                                                                                                              545
                                                                                                              --------------------
Medical - Outpatient & Home Medical Care (0.01%)
NovaMed Inc (a)(b)                                                    2,600                                                    11
                                                                                                              --------------------

Medical Imaging Systems (0.25%)
IRIS International Inc (b)                                           10,401                                                   200
Vital Images Inc (a)(b)                                               5,755                                                   112
                                                                                                              --------------------
                                                                                                                              312
                                                                                                              --------------------
Medical Information Systems (1.25%)
Allscripts Healthcare Solutions Inc (a)(b)                           17,060                                                   461
AMICAS Inc (b)                                                       48,370                                                   142
Phase Forward Inc (b)                                                46,835                                                   937
                                                                                                              --------------------
                                                                                                                            1,540
                                                                                                              --------------------

                                                                                                              --------------------
Medical Instruments (2.28%)
Angiodynamics Inc (a)(b)                                             12,100                                                   228
Arthrocare Corp (b)                                                  12,934                                                   723
Bruker BioSciences Corp (b)                                          19,915                                                   175
Cepheid Inc (a)(b)                                                   20,785                                                   474
DexCom Inc (a)(b)                                                    18,755                                                   187
Micrus Endovascular Corp (a)(b)                                      14,490                                                   265
NuVasive Inc (a)(b)                                                   9,419                                                   339
Spectranetics Corp (b)                                               19,280                                                   260
Symmetry Medical Inc (b)                                              9,665                                                   161
                                                                                                              --------------------
                                                                                                                            2,812
                                                                                                              --------------------
Medical Laboratory & Testing Service (0.65%)
Bio-Reference Labs Inc (a)(b)                                        23,911                                                   807
                                                                                                              --------------------

Medical Laser Systems (0.13%)
Biolase Technology Inc (a)(b)                                        24,235                                                   166
                                                                                                              --------------------

Medical Products (1.18%)
Accuray Inc (a)(b)                                                    9,100                                                   159
American Medical Systems Holdings Inc (a)(b)                         19,643                                                   333
Luminex Corp (a)(b)                                                  12,200                                                   184
Sonic Innovations Inc (a)(b)                                         19,292                                                   177
TomoTherapy Inc (a)(b)                                                8,500                                                   198
Tutogen Medical Inc (b)                                              15,080                                                   173
Wright Medical Group Inc (b)                                          8,797                                                   236
                                                                                                              --------------------
                                                                                                                            1,460
                                                                                                              --------------------
Metal Processors & Fabrication (0.77%)
Kaydon Corp                                                           3,124                                                   162
Ladish Co Inc (b)                                                    14,200                                                   788
                                                                                                              --------------------
                                                                                                                              950
                                                                                                              --------------------
Miscellaneous Manufacturers (0.13%)
American Railcar Industries Inc (a)                                   3,760                                                    83
China Fire & Security Group Inc (b)                                   6,116                                                    74
                                                                                                              --------------------
                                                                                                                              157
                                                                                                              --------------------
Networking Products (1.39%)
Atheros Communications Inc (b)                                       15,400                                                   461
BigBand Networks Inc (a)(b)                                           8,700                                                    56
Foundry Networks Inc (b)                                              9,750                                                   173
Ixia (b)                                                             45,600                                                   398
Netgear Inc (b)                                                       5,509                                                   167
Polycom Inc (b)                                                       9,367                                                   252
Starent Networks Corp (b)                                             9,504                                                   201
                                                                                                              --------------------
                                                                                                                            1,708
                                                                                                              --------------------
Oil - Field Services (1.70%)
Core Laboratories NV (b)                                              5,718                                                   728
Hornbeck Offshore Services Inc (a)(b)                                 8,753                                                   321
Tetra Technologies Inc (b)                                           49,368                                                 1,044
                                                                                                              --------------------
                                                                                                                            2,093
                                                                                                              --------------------
Oil Company - Exploration & Production (1.86%)
Carrizo Oil & Gas Inc (b)                                            14,202                                                   637
PetroHawk Energy Corp (a)(b)                                         56,274                                                   924
Quicksilver Resources Inc (a)(b)                                      9,585                                                   451
Whiting Petroleum Corp (b)                                            6,200                                                   276
                                                                                                              --------------------
                                                                                                                            2,288
                                                                                                              --------------------
Oil Field Machinery & Equipment (1.10%)
Complete Production Services Inc (b)                                 22,700                                                   465
Dresser-Rand Group Inc (b)                                           10,952                                                   468

Oil Field Machinery & Equipment
Lufkin Industries Inc (a)                                             4,703                                                   258
Mitcham Industries Inc (a)(b)                                         8,241                                                   159
                                                                                                              --------------------
                                                                                                                            1,350
                                                                                                              --------------------
Patient Monitoring Equipment (0.20%)
Aspect Medical Systems Inc (a)(b)                                    12,780                                                   173
Masimo Corp (a)(b)                                                    2,649                                                    68
                                                                                                              --------------------
                                                                                                                              241
                                                                                                              --------------------
Pharmacy Services (0.13%)
BioScrip Inc (b)                                                     25,694                                                   165
                                                                                                              --------------------

Physical Therapy & Rehabilitation Centers (1.52%)
Psychiatric Solutions Inc (a)(b)                                     47,712                                                 1,874
                                                                                                              --------------------

Physician Practice Management (1.51%)
athenahealth Inc (b)                                                  2,300                                                    78
Pediatrix Medical Group Inc (b)                                      27,187                                                 1,779
                                                                                                              --------------------
                                                                                                                            1,857
                                                                                                              --------------------
Private Corrections (0.23%)
Geo Group Inc/The (b)                                                 9,400                                                   278
                                                                                                              --------------------

Property & Casualty Insurance (0.15%)
United America Indemnity Ltd (b)                                      8,400                                                   181
                                                                                                              --------------------

Publicly Traded Investment Fund (0.38%)
iShares Russell 2000 Growth Index Fund (a)                            5,400                                                   463
                                                                                                              --------------------

Reinsurance (0.12%)
Argo Group International Holdings Ltd (b)                             3,468                                                   151
                                                                                                              --------------------

REITS - Healthcare (0.57%)
Ventas Inc                                                           16,949                                                   702
                                                                                                              --------------------

REITS - Office Property (0.24%)
BioMed Realty Trust Inc                                              12,532                                                   302
                                                                                                              --------------------

Rental - Auto & Equipment (0.21%)
Aaron Rents Inc                                                      11,570                                                   258
                                                                                                              --------------------

Research & Development (1.12%)
Albany Molecular Research Inc (a)(b)                                 14,473                                                   218
Kendle International Inc (a)(b)                                       5,520                                                   229
Parexel International Corp (b)                                       22,550                                                   931
                                                                                                              --------------------
                                                                                                                            1,378
                                                                                                              --------------------
Respiratory Products (0.27%)
Resmed Inc (a)(b)                                                     7,716                                                   331
                                                                                                              --------------------

Retail - Apparel & Shoe (1.75%)
Aeropostale Inc (b)                                                   5,500                                                   105
Childrens Place Retail Stores Inc/The (a)(b)                         14,969                                                   364
Christopher & Banks Corp (a)                                         31,787                                                   385
DSW Inc (a)(b)                                                        6,290                                                   158
Lululemon Athletica Inc (a)(b)                                        6,000                                                   252
Tween Brands Inc (a)(b)                                              16,300                                                   535
Wet Seal Inc/The (a)(b)                                              91,300                                                   354
                                                                                                              --------------------
                                                                                                                            2,153
                                                                                                              --------------------

Retail - Catalog Shopping (0.15%)
Coldwater Creek Inc (a)(b)                                           17,000                                                   185
                                                                                                              --------------------

Retail - Discount (0.22%)
99 Cents Only Stores (a)(b)                                          27,000                                                   277
                                                                                                              --------------------

Retail - Music Store (0.36%)
Guitar Center Inc (a)(b)                                              7,520                                                   446
                                                                                                              --------------------

Retail - Petroleum Products (0.31%)
World Fuel Services Corp                                              9,400                                                   384
                                                                                                              --------------------

Retail - Restaurants (2.45%)
Buffalo Wild Wings Inc (a)(b)                                         6,118                                                   231
California Pizza Kitchen Inc (b)                                     47,796                                                   840
CKE Restaurants Inc (a)                                              45,352                                                   735
Red Robin Gourmet Burgers Inc (b)                                    13,662                                                   586
Texas Roadhouse Inc (a)(b)                                           53,200                                                   622
                                                                                                              --------------------
                                                                                                                            3,014
                                                                                                              --------------------
Retail - Sporting Goods (0.24%)
Hibbett Sports Inc (a)(b)                                             4,950                                                   123
Zumiez Inc (a)(b)                                                     4,030                                                   179
                                                                                                              --------------------
                                                                                                                              302
                                                                                                              --------------------
Schools (0.15%)
Capella Education Co (b)                                              3,259                                                   182
                                                                                                              --------------------

Seismic Data Collection (0.52%)
ION Geophysical Corp (a)(b)                                          46,300                                                   640
                                                                                                              --------------------

Semiconductor Component - Integrated Circuits (2.45%)
Anadigics Inc (a)(b)                                                 64,178                                                 1,160
Exar Corp (b)                                                        19,795                                                   258
Hittite Microwave Corp (b)                                           12,300                                                   543
Power Integrations Inc (b)                                           15,441                                                   459
Standard Microsystems Corp (b)                                       15,660                                                   602
                                                                                                              --------------------
                                                                                                                            3,022
                                                                                                              --------------------
Semiconductor Equipment (1.30%)
BTU International Inc (b)                                             8,834                                                   114
Formfactor Inc (a)(b)                                                11,427                                                   507
LTX Corp (a)(b)                                                      19,366                                                    69
Photronics Inc (b)                                                    5,919                                                    67
Rudolph Technologies Inc (b)                                         28,156                                                   389
Semitool Inc (b)                                                      3,368                                                    33
Varian Semiconductor Equipment Associates Inc (b)                     6,025                                                   322
Verigy Ltd (b)                                                        3,950                                                    98
                                                                                                              --------------------
                                                                                                                            1,599
                                                                                                              --------------------
Steel - Producers (1.12%)
Claymont Steel Holdings Inc (b)                                      13,576                                                   275
Steel Dynamics Inc                                                   23,622                                                 1,103
                                                                                                              --------------------
                                                                                                                            1,378

                                                                                                              --------------------
Telecommunication Equipment (0.97%)
Nice Systems Ltd ADR (b)                                             30,881                                                 1,107
ShoreTel Inc (a)(b)                                                   5,870                                                    84
                                                                                                              --------------------
                                                                                                                            1,191
                                                                                                              --------------------
Telecommunication Services (1.03%)
NeuStar Inc (b)                                                      10,518                                                   361
PAETEC Holding Corp (a)(b)                                           13,473                                                   168
Telecommunication Services
SAVVIS Inc (b)                                                        9,300                                                   361
Time Warner Telecom Inc (a)(b)                                       17,040                                                   374
                                                                                                              --------------------
                                                                                                                            1,264
                                                                                                              --------------------
Theaters (0.21%)
National CineMedia Inc (a)                                           11,600                                                   260
                                                                                                              --------------------

Therapeutics (0.74%)
BioMarin Pharmaceuticals Inc (a)(b)                                  12,200                                                   304
Isis Pharmaceuticals Inc (a)(b)                                      23,667                                                   354
United Therapeutics Corp (a)(b)                                       3,900                                                   260
                                                                                                              --------------------
                                                                                                                              918
                                                                                                              --------------------
Toys (0.43%)
Marvel Entertainment Inc (a)(b)                                      22,490                                                   527
                                                                                                              --------------------

Transactional Software (0.37%)
Bottomline Technologies Inc (b)                                      17,280                                                   216
Synchronoss Technologies Inc (a)(b)                                   5,771                                                   243
                                                                                                              --------------------
                                                                                                                              459
                                                                                                              --------------------
Transport - Services (1.08%)
HUB Group Inc (b)                                                    28,693                                                   862
UTi Worldwide Inc                                                    20,463                                                   470
                                                                                                              --------------------
                                                                                                                            1,332
                                                                                                              --------------------
Transport - Truck (0.71%)
Landstar System Inc                                                  20,936                                                   879
                                                                                                              --------------------

Veterinary Diagnostics (1.20%)
Neogen Corp (b)                                                       8,248                                                   196
VCA Antech Inc (b)                                                   30,832                                                 1,287
                                                                                                              --------------------
                                                                                                                            1,483
                                                                                                              --------------------
Web Hosting & Design (0.28%)
NaviSite Inc (b)                                                     20,157                                                   177
NIC Inc                                                              24,052                                                   167
                                                                                                              --------------------
                                                                                                                              344
                                                                                                              --------------------
Wireless Equipment (1.92%)
Globecomm Systems Inc (b)                                            12,555                                                   166
Novatel Wireless Inc (a)(b)                                          29,201                                                   661
SBA Communications Corp (b)                                          20,400                                                   720
Sierra Wireless Inc (a)(b)                                           12,175                                                   257
Viasat Inc (b)                                                       18,100                                                   558
                                                                                                              --------------------
                                                                                                                            2,362
                                                                                                              --------------------
X-Ray Equipment (0.20%)
Hologic Inc (a)(b)                                                    3,950                                                   241
                                                                                                              --------------------
TOTAL COMMON STOCKS                                                                                        $              118,925
                                                                                                              --------------------
SHORT TERM INVESTMENTS (20.76%)
Money Market Funds (20.76%)
BNY Institutional Cash Reserve Fund (c)                              25,582                                                25,582
                                                                                                              --------------------
TOTAL SHORT TERM INVESTMENTS                                                                               $               25,582
                                                                                                              --------------------
Total Investments                                                                                          $              144,507

Liabilities in Excess of Other Assets, Net - (17.29)%                                                                    (21,307)
                                                                                                              --------------------
TOTAL NET ASSETS - 100.00%                                                                                 $              123,200
                                                                                                              ====================
                                                                                                              --------------------

                                                                                                              ====================


(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $               17,415
Unrealized Depreciation                                               (7,498)
                                                          --------------------
Net Unrealized Appreciation (Depreciation)                              9,917
Cost for federal income tax purposes                                  134,590
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------------------- --------------------
Sector                                                                Percent
--------------------------------------------------------- --------------------
Consumer, Non-cyclical                                                 25.21%
Financial                                                              24.11%
Technology                                                             21.95%
Industrial                                                             16.29%
Consumer, Cyclical                                                     11.18%
Communications                                                         10.02%
Energy                                                                  5.86%
Basic Materials                                                         2.29%
Exchange Traded Funds                                                   0.38%
Liabilities in Excess of Other Assets, Net                          (-17.29%)
                                                          --------------------
TOTAL NET ASSETS                                                      100.00%
                                                          ====================


Schedule of Investments

September 30, 2007 (unaudited)
SmallCap Value Account

                                                                        Shares                  Value (000's)
                                                                          Held
COMMON STOCKS (96.44%)
Advanced Materials & Products (0.44%)
Ceradyne Inc (a)                                                          11,600          $                  879
                                                                                             --------------------

Aerospace & Defense (0.24%)
Esterline Technologies Corp (a)                                            8,300                             474
                                                                                             --------------------

Aerospace & Defense Equipment (1.43%)
Curtiss-Wright Corp                                                       14,400                             684
Kaman Corp                                                                14,800                             511
Moog Inc (a)(b)                                                           15,250                             670
Orbital Sciences Corp (a)(b)                                               8,900                             198
Triumph Group Inc                                                          9,800                             801
                                                                                             --------------------
                                                                                                           2,864
                                                                                             --------------------
Agricultural Chemicals (0.85%)
CF Industries Holdings Inc                                                18,500                           1,404
UAP Holding Corp                                                           9,500                             298
                                                                                             --------------------
                                                                                                           1,702
                                                                                             --------------------
Airlines (0.85%)
ExpressJet Holdings Inc (a)(b)                                            22,200                              69
Republic Airways Holdings Inc (a)(b)                                      34,400                             728
Skywest Inc                                                               35,800                             901
                                                                                             --------------------
                                                                                                           1,698
                                                                                             --------------------
Apparel Manufacturers (0.38%)
G-III Apparel Group Ltd (a)                                                7,700                             152
Kellwood Co (b)                                                           12,600                             215
Maidenform Brands Inc (a)(b)                                              13,800                             219
Oxford Industries Inc                                                      4,800                             173
                                                                                             --------------------
                                                                                                             759
                                                                                             --------------------
Applications Software (0.21%)
American Reprographics Co (a)(b)                                           5,700                             107
Progress Software Corp (a)                                                 6,500                             197
Quest Software Inc (a)(b)                                                  6,500                             111
                                                                                             --------------------
                                                                                                             415
                                                                                             --------------------
Auction House & Art Dealer (0.13%)
Sotheby's (b)                                                              5,300                             253
                                                                                             --------------------

Auto/Truck Parts & Equipment - Original (0.72%)
American Axle & Manufacturing Holdings (b)                                 5,500                             139
ArvinMeritor Inc                                                          18,500                             311
Keystone Automotive Industries Inc (a)(b)                                  3,400                             162
Lear Corp (a)(b)                                                           8,900                             286
Tenneco Inc (a)(b)                                                        17,700                             549
                                                                                             --------------------
                                                                                                           1,447
                                                                                             --------------------
Auto/Truck Parts & Equipment - Replacement (0.63%)
Aftermarket Technology Corp (a)                                           36,400                           1,155
Standard Motor Products Inc (b)                                           10,300                              97
                                                                                             --------------------
                                                                                                           1,252

                                                                                             --------------------

B2B - E-Commerce (0.05%)
Ariba Inc (a)(b)                                                           8,800                              95
                                                                                             --------------------

Batteries & Battery Systems (0.41%)
EnerSys (a)                                                                8,600                             153
Greatbatch Inc (a)(b)                                                     25,300                             673
                                                                                             --------------------
                                                                                                             826
                                                                                             --------------------
Broadcasting Services & Programming (0.27%)
DG FastChannel Inc (a)(b)                                                 22,600                             533
                                                                                             --------------------

Building - Heavy Construction (0.15%)
Granite Construction Inc                                                   5,800                             308
                                                                                             --------------------

Building - Maintenance & Service (0.11%)
ABM Industries Inc                                                        11,400                             228
                                                                                             --------------------

Building & Construction - Miscellaneous (0.21%)
Dycom Industries Inc (a)                                                  13,600                             417
                                                                                             --------------------

Building & Construction Products - Miscellaneous (0.12%)
NCI Building Systems Inc (a)(b)                                            5,400                             233
                                                                                             --------------------

Building Products - Air & Heating (0.32%)
Comfort Systems USA Inc                                                   32,500                             462
Goodman Global Inc (a)(b)                                                  7,500                             179
                                                                                             --------------------
                                                                                                             641
                                                                                             --------------------
Building Products - Cement & Aggregate (0.21%)
Eagle Materials Inc                                                        6,000                             214
US Concrete Inc (a)(b)                                                    30,500                             201
                                                                                             --------------------
                                                                                                             415
                                                                                             --------------------
Building Products - Doors & Windows (0.22%)
Apogee Enterprises Inc (b)                                                16,600                             431
                                                                                             --------------------

Building Products - Light Fixtures (0.09%)
Genlyte Group Inc (a)                                                      2,800                             180
                                                                                             --------------------

Building Products - Wood (0.13%)
Universal Forest Products Inc                                              8,500                             254
                                                                                             --------------------

Casino Hotels (0.12%)
Ameristar Casinos Inc (b)                                                  1,300                              37
Monarch Casino & Resort Inc (a)(b)                                         7,100                             202
                                                                                             --------------------
                                                                                                             239
                                                                                             --------------------
Cellular Telecommunications (0.24%)
Centennial Communications Corp (a)                                         8,900                              90
Dobson Communications Corp (a)(b)                                         23,700                             303
Syniverse Holdings Inc (a)(b)                                              5,400                              86
                                                                                             --------------------
                                                                                                             479
                                                                                             --------------------
Chemicals - Diversified (0.28%)
Innospec Inc (b)                                                           8,400                             191
Rockwood Holdings Inc (a)(b)                                              10,100                             362
                                                                                             --------------------
                                                                                                             553
                                                                                             --------------------
Chemicals - Plastics (0.42%)
PolyOne Corp (a)                                                          37,700                             282
Schulman A Inc                                                             8,000                             158

Chemicals - Plastics
Spartech Corp                                                             23,400                             399
                                                                                             --------------------
                                                                                                             839
                                                                                             --------------------
Chemicals - Specialty (2.54%)
Arch Chemicals Inc                                                        17,100                             802
HB Fuller Co                                                              42,700                           1,267
Hercules Inc                                                              31,000                             652
Minerals Technologies Inc (b)                                              3,100                             208
NewMarket Corp                                                             2,800                             138
OM Group Inc (a)                                                          10,500                             554
Sensient Technologies Corp                                                18,500                             534
Terra Industries Inc (a)(b)                                               18,800                             588
WR Grace & Co (a)(b)                                                      12,900                             346
                                                                                             --------------------
                                                                                                           5,089
                                                                                             --------------------
Circuit Boards (0.30%)
Park Electrochemical Corp                                                 15,100                             507
TTM Technologies Inc (a)(b)                                                8,800                             102
                                                                                             --------------------
                                                                                                             609
                                                                                             --------------------
Collectibles (0.10%)
RC2 Corp (a)(b)                                                            7,400                             205
                                                                                             --------------------

Commercial Banks (9.73%)
1st Source Corp (b)                                                        4,810                             110
Amcore Financial Inc (b)                                                   4,500                             112
AmericanWest Bancorp                                                       1,800                              35
Ameris Bancorp (b)                                                         5,540                             100
Bancfirst Corp                                                             2,800                             126
Banco Latinoamericano de Exportaciones                                     6,200                             113
Bank of Granite Corp (b)                                                   1,875                              25
Banner Corp                                                                2,300                              79
Camden National Corp                                                         700                              24
Capital Corp of the West (b)                                               2,500                              46
Capitol Bancorp Ltd                                                        4,300                             107
Cascade Bancorp (b)                                                       14,100                             314
Cathay General Bancorp (b)                                                 4,200                             135
Central Pacific Financial Corp (b)                                        13,700                             400
Chemical Financial Corp (b)                                                6,293                             153
Citizens Republic Bancorp Inc (b)                                         17,655                             284
City Bank/Lynnwood WA (b)                                                  7,000                             201
City Holding Co                                                           12,200                             444
Colonial BancGroup Inc/The                                                16,700                             361
Columbia Banking System Inc                                                5,157                             164
Community Bancorp/NV (a)(b)                                                3,100                              78
Community Bank System Inc (b)                                              6,500                             127
Community Trust Bancorp Inc (b)                                           11,963                             359
Corus Bankshares Inc (b)                                                  43,400                             565
Cullen/Frost Bankers Inc                                                   7,700                             386
CVB Financial Corp                                                        11,925                             140
East West Bancorp Inc (b)                                                 10,100                             363
First Bancorp/Puerto Rico (b)                                             22,300                             212
First Commonwealth Financial Corp (b)                                     15,600                             173
First Community Bancorp Inc/CA (b)                                         6,500                             356
First Community Bancshares Inc/VA                                          4,200                             152
First Merchants Corp                                                       4,900                             106
First Regional Bancorp/Los Angeles CA (a)(b)                               3,000                              74
First State Bancorporation/NM (b)                                          7,200                             141
FNB Corp/PA (b)                                                           17,000                             281
FNB Corp/VA                                                                1,600                              48

Commercial Banks
Frontier Financial Corp                                                   10,400                             243
Great Southern Bancorp Inc                                                 4,600                             114
Greater Bay Bancorp                                                       12,800                             353
Green Bankshares Inc                                                       4,100                             149
Hanmi Financial Corp                                                      56,700                             878
Heartland Financial USA Inc (b)                                            2,500                              51
Heritage Commerce Corp (b)                                                 1,100                              23
Horizon Financial Corp                                                     4,025                              82
IBERIABANK Corp                                                           12,200                             642
Imperial Capital Bancorp Inc                                               1,300                              37
Independent Bank Corp/MI                                                  13,631                             151
Independent Bank Corp/Rockland MA                                         12,800                             380
Integra Bank Corp                                                          6,500                             118
Irwin Financial Corp                                                      14,900                             164
Lakeland Financial Corp (b)                                                2,900                              67
MainSource Financial Group Inc (b)                                         8,421                             148
Nara Bancorp Inc                                                           9,600                             150
National Penn Bancshares Inc (b)                                          23,236                             380
NBT Bancorp Inc (b)                                                       10,400                             226
Pacific Capital Bancorp NA (b)                                            13,300                             350
Peoples Bancorp Inc/OH                                                     4,665                             122
Prosperity Bancshares Inc                                                  5,400                             179
Provident Bankshares Corp (b)                                             11,900                             373
Renasant Corp (b)                                                          5,750                             124
Republic Bancorp Inc/KY                                                    1,335                              21
R-G Financial Corp (a)                                                     2,350                               4
Royal Bancshares of Pennsylvania (b)                                       1,261                              28
Santander BanCorp                                                            900                              12
SCBT Financial Corp (b)                                                    1,102                              38
Security Bank Corp/GA (b)                                                  4,500                              56
Sierra Bancorp (b)                                                           500                              14
Simmons First National Corp (b)                                            3,800                             100
Southwest Bancorp Inc/Stillwater OK                                       13,700                             258
Sterling Bancshares Inc/TX                                                71,500                             816
Sterling Financial Corp/PA (b)                                             7,631                             131
Sterling Financial Corp/WA                                                33,420                             899
Suffolk Bancorp                                                            2,300                              74
Susquehanna Bancshares Inc (b)                                            17,400                             350
SVB Financial Group (a)(b)                                                 9,200                             436
Taylor Capital Group Inc                                                   4,400                             123
TCF Financial Corp                                                        53,000                           1,388
Trico Bancshares                                                           4,500                             100
UCBH Holdings Inc                                                         12,600                             220
UMB Financial Corp                                                         7,500                             321
Umpqua Holdings Corp                                                      19,793                             396
Union Bankshares Corp/VA (b)                                               2,850                              65
United Bankshares Inc                                                      3,700                             113
W Holding Co Inc (b)                                                      33,492                              75
Washington Trust Bancorp Inc                                               4,700                             127
West Coast Bancorp/OR                                                     18,500                             526
Whitney Holding Corp                                                      13,600                             359
                                                                                             --------------------
                                                                                                          19,448
                                                                                             --------------------
Commercial Services (0.28%)
First Advantage Corp (a)(b)                                                4,200                              74
Live Nation Inc (a)(b)                                                     8,200                             174
TeleTech Holdings Inc (a)(b)                                              12,900                             309
                                                                                             --------------------
                                                                                                             557
                                                                                             --------------------

Commercial Services - Finance (1.60%)
Advance America Cash Advance Centers Inc (b)                               4,000                              43
CBIZ Inc (a)(b)                                                           29,600                             235
Deluxe Corp                                                               53,000                           1,952
Dollar Financial Corp (a)(b)                                              21,128                             603
Euronet Worldwide Inc (a)(b)                                              12,300                             366
                                                                                             --------------------
                                                                                                           3,199
                                                                                             --------------------
Communications Software (0.11%)
Avid Technology Inc (a)(b)                                                 4,000                             108
Digi International Inc (a)                                                 7,900                             113
                                                                                             --------------------
                                                                                                             221
                                                                                             --------------------
Computer Aided Design (0.25%)
Aspen Technology Inc (a)(b)                                               16,500                             236
Parametric Technology Corp (a)                                            15,580                             272
                                                                                             --------------------
                                                                                                             508
                                                                                             --------------------
Computer Services (0.72%)
Ciber Inc (a)                                                             17,900                             140
COMSYS IT Partners Inc (a)                                                 6,300                             106
Perot Systems Corp (a)(b)                                                 57,400                             971
SI International Inc (a)                                                   2,800                              80
SYKES Enterprises Inc (a)                                                  8,100                             134
                                                                                             --------------------
                                                                                                           1,431
                                                                                             --------------------
Computers (0.25%)
Gateway Inc (a)                                                           20,100                              38
Palm Inc (a)(b)                                                           28,780                             468
                                                                                             --------------------
                                                                                                             506
                                                                                             --------------------
Computers - Integrated Systems (0.25%)
Agilysys Inc                                                              15,000                             254
MTS Systems Corp (b)                                                       5,100                             212
Radisys Corp (a)(b)                                                        2,400                              30
                                                                                             --------------------
                                                                                                             496
                                                                                             --------------------
Computers - Memory Devices (0.42%)
Hutchinson Technology Inc (a)(b)                                           5,100                             125
Imation Corp                                                              22,500                             552
Quantum Corp (a)                                                          38,900                             132
Silicon Storage Technology Inc (a)                                         8,300                              27
                                                                                             --------------------
                                                                                                             836
                                                                                             --------------------
Computers - Peripheral Equipment (0.20%)
Electronics for Imaging (a)                                               15,100                             406
                                                                                             --------------------

Consulting Services (0.69%)
CRA International Inc (a)(b)                                               7,300                             352
Forrester Research Inc (a)(b)                                              8,400                             198
Gartner Inc (a)(b)                                                        14,000                             343
Watson Wyatt Worldwide Inc                                                10,800                             485
                                                                                             --------------------
                                                                                                           1,378
                                                                                             --------------------
Consumer Products - Miscellaneous (0.92%)
Helen of Troy Ltd (a)(b)                                                   2,700                              52
Jarden Corp (a)                                                            3,465                             107
Prestige Brands Holdings Inc (a)                                          16,100                             177
Tupperware Brands Corp                                                    47,600                           1,499
                                                                                             --------------------
                                                                                                           1,835

                                                                                             --------------------
Containers - Metal & Glass (1.16%)
Greif Inc                                                                 22,100                           1,341
Silgan Holdings Inc                                                       18,100                             973
                                                                                             --------------------
                                                                                                           2,314
                                                                                             --------------------

Containers - Paper & Plastic (0.14%)
Pactiv Corp (a)                                                            9,700                             278
                                                                                             --------------------

Cosmetics & Toiletries (0.20%)
Elizabeth Arden Inc (a)                                                   15,200                             410
                                                                                             --------------------

Data Processing & Management (0.10%)
CSG Systems International Inc (a)                                          8,200                             174
infoUSA Inc (b)                                                            3,200                              30
                                                                                             --------------------
                                                                                                             204
                                                                                             --------------------
Decision Support Software (0.17%)
QAD Inc (b)                                                                3,200                              28
SPSS Inc (a)(b)                                                            7,600                             312
                                                                                             --------------------
                                                                                                             340

                                                                                             --------------------
Disposable Medical Products (0.15%)
ICU Medical Inc (a)(b)                                                     8,000                             310
                                                                                             --------------------

Distribution & Wholesale (0.59%)
Building Materials Holding Corp (b)                                       13,400                             142
Core-Mark Holding Co Inc (a)                                               7,600                             268
United Stationers Inc (a)                                                 11,000                             610
Watsco Inc (b)                                                             3,300                             153
                                                                                             --------------------
                                                                                                           1,173
                                                                                             --------------------
Diversified Manufacturing Operations (2.15%)
Actuant Corp                                                               3,600                             234
Acuity Brands Inc                                                         11,800                             596
Ameron International Corp                                                  3,300                             349
AO Smith Corp                                                             11,100                             487
Barnes Group Inc                                                          27,400                             874
EnPro Industries Inc (a)                                                  36,200                           1,470
Federal Signal Corp                                                       18,700                             287
                                                                                             --------------------
                                                                                                           4,297
                                                                                             --------------------
Diversified Operations & Commercial Services (0.19%)
Chemed Corp                                                                1,100                              68
Viad Corp                                                                  8,400                             303
                                                                                             --------------------
                                                                                                             371
                                                                                             --------------------
Drug Delivery Systems (0.06%)
Noven Pharmaceuticals Inc (a)(b)                                           7,800                             124
                                                                                             --------------------

E-Commerce - Products (0.41%)
FTD Group Inc                                                             55,700                             829
                                                                                             --------------------

Electric - Integrated (3.48%)
Black Hills Corp (b)                                                       2,400                              98
CH Energy Group Inc (b)                                                    4,400                             210
Cleco Corp                                                                23,800                             601
El Paso Electric Co (a)                                                   30,500                             706
Empire District Electric Co/The (b)                                       10,900                             246
Great Plains Energy Inc                                                    8,700                             251
Idacorp Inc (b)                                                            5,500                             180
PNM Resources Inc                                                         34,900                             813
Portland General Electric Co                                              53,800                           1,496
UIL Holdings Corp (b)                                                      6,500                             205
Unisource Energy Corp                                                     27,100                             810
Westar Energy Inc                                                         54,900                           1,348
                                                                                             --------------------
                                                                                                           6,964
                                                                                             --------------------

Electric Products - Miscellaneous (0.47%)
GrafTech International Ltd (a)                                            52,200                             931
                                                                                             --------------------

Electronic Components - Miscellaneous (0.81%)
Bel Fuse Inc                                                               4,300                             149
Benchmark Electronics Inc (a)                                             14,300                             341
CTS Corp                                                                  26,500                             342
Methode Electronics Inc                                                   13,600                             205
OSI Systems Inc (a)                                                        3,283                              74
Plexus Corp (a)(b)                                                         3,400                              93
Technitrol Inc                                                            15,500                             418
                                                                                             --------------------
                                                                                                           1,622

                                                                                             --------------------
Electronic Components - Semiconductors (0.86%)
Actel Corp (a)                                                             5,500                              59
AMIS Holdings Inc (a)(b)                                                  11,500                             112
Amkor Technology Inc (a)(b)                                               19,500                             225
Applied Micro Circuits Corp (a)                                           19,000                              60
DSP Group Inc (a)(b)                                                       5,400                              86
Lattice Semiconductor Corp (a)(b)                                         12,500                              56
Omnivision Technologies Inc (a)(b)                                         8,600                             195
ON Semiconductor Corp (a)(b)                                              15,800                             198
Semtech Corp (a)(b)                                                          800                              16
Skyworks Solutions Inc (a)(b)                                             13,000                             118
Zoran Corp (a)(b)                                                         29,700                             600
                                                                                             --------------------
                                                                                                           1,725
                                                                                             --------------------
Electronic Design Automation (0.23%)
Magma Design Automation Inc (a)                                            9,200                             129
Mentor Graphics Corp (a)(b)                                               21,700                             328
                                                                                             --------------------
                                                                                                             457
                                                                                             --------------------
Electronic Measurement Instruments (0.09%)
Eagle Test Systems Inc (a)                                                13,400                             172
                                                                                             --------------------

Engineering - Research & Development Services (0.41%)
EMCOR Group Inc (a)                                                       26,100                             818
                                                                                             --------------------

Engines - Internal Combustion (0.08%)
Briggs & Stratton Corp (b)                                                 6,600                             166
                                                                                             --------------------

Enterprise Software & Services (0.85%)
Informatica Corp (a)                                                      16,800                             264
Lawson Software Inc (a)(b)                                                17,900                             179
Mantech International Corp (a)                                             9,600                             345
MicroStrategy Inc (a)                                                      2,400                             190
Sybase Inc (a)                                                            30,200                             699
SYNNEX Corp (a)                                                            1,000                              21
                                                                                             --------------------
                                                                                                           1,698
                                                                                             --------------------
E-Services - Consulting (0.12%)
Websense Inc (a)                                                          12,500                             247
                                                                                             --------------------

Fiduciary Banks (0.36%)
Boston Private Financial Holdings Inc (b)                                 12,700                             354
Wilmington Trust Corp                                                      9,600                             373
                                                                                             --------------------
                                                                                                             727
                                                                                             --------------------
Finance - Consumer Loans (0.53%)
Asta Funding Inc (b)                                                       9,400                             360
Encore Capital Group Inc (a)(b)                                            6,100                              72
Ocwen Financial Corp (a)(b)                                               10,600                             100

Finance - Consumer Loans
World Acceptance Corp (a)(b)                                              16,100                             533
                                                                                             --------------------
                                                                                                           1,065
                                                                                             --------------------
Finance - Credit Card (0.32%)
Advanta Corp - B Shares                                                   14,250                             391
CompuCredit Corp (a)(b)                                                   11,100                             241
                                                                                             --------------------
                                                                                                             632
                                                                                             --------------------
Finance - Investment Banker & Broker (0.74%)
Investment Technology Group Inc (a)                                       10,900                             468
Knight Capital Group Inc (a)                                              47,900                             573
Merrill Lynch & Co Inc                                                     2,147                             153
Piper Jaffray Cos (a)(b)                                                   2,400                             129
SWS Group Inc (b)                                                          8,600                             152
                                                                                             --------------------
                                                                                                           1,475
                                                                                             --------------------
Finance - Leasing Company (0.11%)
Financial Federal Corp                                                     8,050                             225
                                                                                             --------------------

Finance - Mortgage Loan/Banker (0.10%)
Centerline Holding Co (b)                                                  8,800                             135
Federal Agricultural Mortgage Corp                                         2,400                              71
                                                                                             --------------------
                                                                                                             206
                                                                                             --------------------
Food - Baking (0.13%)
Flowers Foods Inc                                                         12,100                             264
                                                                                             --------------------

Food - Canned (0.14%)
TreeHouse Foods Inc (a)(b)                                                10,400                             281
                                                                                             --------------------

Food - Miscellaneous/Diversified (0.22%)
Ralcorp Holdings Inc (a)                                                   7,900                             441
                                                                                             --------------------

Food - Retail (0.05%)
Ruddick Corp                                                               2,800                              94
                                                                                             --------------------

Food - Wholesale & Distribution (0.79%)
Nash Finch Co (b)                                                         18,400                             733
Performance Food Group Co (a)                                              9,400                             283
Spartan Stores Inc                                                        25,400                             572
                                                                                             --------------------
                                                                                                           1,588
                                                                                             --------------------
Footwear & Related Apparel (0.37%)
Deckers Outdoor Corp (a)(b)                                                2,000                             220
Skechers U.S.A. Inc (a)                                                    5,500                             121
Steven Madden Ltd (b)                                                      9,900                             188
Wolverine World Wide Inc                                                   7,600                             208
                                                                                             --------------------
                                                                                                             737
                                                                                             --------------------
Funeral Services & Related Items (0.16%)
Stewart Enterprises Inc                                                   42,200                             322
                                                                                             --------------------

Gas - Distribution (1.70%)
Atmos Energy Corp                                                          8,300                             235
New Jersey Resources Corp                                                 20,900                           1,037
Nicor Inc                                                                 10,900                             468
Northwest Natural Gas Co                                                   4,700                             215
South Jersey Industries Inc                                                8,400                             292
Southwest Gas Corp                                                        33,300                             942
WGL Holdings Inc                                                           6,500                             220
                                                                                             --------------------
                                                                                                           3,409
                                                                                             --------------------

Health Care Cost Containment (0.21%)
Healthspring Inc (a)                                                      21,200                             413
                                                                                             --------------------

Home Furnishings (0.28%)
Ethan Allen Interiors Inc                                                  8,400                             274
Furniture Brands International Inc (b)                                    13,300                             135
Sealy Corp (b)                                                            10,100                             142
                                                                                             --------------------
                                                                                                             551
                                                                                             --------------------
Human Resources (0.69%)
AMN Healthcare Services Inc (a)                                           11,800                             221
Heidrick & Struggles International Inc (b)                                 5,600                             204
Kelly Services Inc                                                         7,800                             155
Kforce Inc (a)                                                            10,200                             131
MPS Group Inc (a)(b)                                                      23,950                             267
Spherion Corp (a)                                                         49,400                             408
                                                                                             --------------------
                                                                                                           1,386
                                                                                             --------------------
Identification Systems - Development (0.21%)
Checkpoint Systems Inc (a)                                                16,300                             430
                                                                                             --------------------

Internet Application Software (0.30%)
Interwoven Inc (a)                                                        24,600                             350
Vignette Corp (a)(b)                                                      12,000                             241
                                                                                             --------------------
                                                                                                             591
                                                                                             --------------------
Internet Content - Information & News (0.06%)
Harris Interactive Inc (a)                                                28,400                             122
                                                                                             --------------------

Internet Financial Services (0.06%)
Authorize.Net Holdings Inc (a)(b)                                          6,300                             111
                                                                                             --------------------

Internet Infrastructure Equipment (0.34%)
Avocent Corp (a)                                                          23,200                             676
                                                                                             --------------------

Internet Infrastructure Software (0.20%)
TIBCO Software Inc (a)                                                    54,600                             403
                                                                                             --------------------

Internet Security (0.17%)
Ipass Inc (a)(b)                                                           1,700                               7
SonicWALL Inc (a)(b)                                                      37,200                             325
                                                                                             --------------------
                                                                                                             332
                                                                                             --------------------
Intimate Apparel (0.12%)
Warnaco Group Inc/The (a)(b)                                               6,200                             242
                                                                                             --------------------

Investment Companies (0.43%)
MCG Capital Corp (b)                                                      15,100                             217
Patriot Capital Funding Inc                                               23,800                             318
Technology Investment Capital Corp (b)                                    24,679                             330
                                                                                             --------------------
                                                                                                             865
                                                                                             --------------------
Investment Management & Advisory Services (0.30%)
Calamos Asset Management Inc (b)                                           7,800                             220
National Financial Partners Corp (b)                                       7,200                             382
                                                                                             --------------------
                                                                                                             602
                                                                                             --------------------
Lasers - Systems & Components (0.58%)
Coherent Inc (a)                                                          14,300                             459
Cymer Inc (a)                                                              7,300                             280
Electro Scientific Industries Inc (a)                                      1,300                              31
Newport Corp (a)(b)                                                       12,700                             193

Lasers - Systems & Components
Rofin-Sinar Technologies Inc (a)                                           2,900                             204
                                                                                             --------------------
                                                                                                           1,167
                                                                                             --------------------
Life & Health Insurance (1.23%)
American Equity Investment Life Holding Co                                17,100                             182
Delphi Financial Group Inc                                                40,050                           1,619
Phoenix Cos Inc/The                                                       19,600                             277
Universal American Financial Corp (a)                                     17,200                             392
                                                                                             --------------------
                                                                                                           2,470
                                                                                             --------------------
Machinery - Construction & Mining (0.08%)
Astec Industries Inc (a)                                                   2,800                             161
                                                                                             --------------------

Machinery - Electrical (0.44%)
Regal-Beloit Corp                                                         18,400                             881
                                                                                             --------------------

Machinery - Farm (0.03%)
Gehl Co (a)                                                                2,800                              63
                                                                                             --------------------

Machinery - General Industry (1.29%)
Applied Industrial Technologies Inc                                       47,150                           1,454
Kadant Inc (a)                                                               800                              22
Robbins & Myers Inc                                                        3,800                             218
Tennant Co                                                                 4,900                             238
Wabtec Corp                                                               17,300                             648
                                                                                             --------------------
                                                                                                           2,580
                                                                                             --------------------
Machinery - Material Handling (0.21%)
Cascade Corp                                                               4,500                             293
NACCO Industries Inc                                                       1,300                             135
                                                                                             --------------------
                                                                                                             428
                                                                                             --------------------
Medical  - Outpatient & Home Medical Care (0.05%)
Apria Healthcare Group Inc (a)(b)                                          3,700                              96
                                                                                             --------------------

Medical - Biomedical/Gene (0.54%)
Applera Corp - Celera Group (a)(b)                                         4,600                              65
Arena Pharmaceuticals Inc (a)(b)                                           2,100                              23
Barrier Therapeutics Inc (a)                                               4,700                              28
Bio-Rad Laboratories Inc (a)                                               5,300                             480
Exelixis Inc (a)(b)                                                        8,200                              87
InterMune Inc (a)(b)                                                       3,800                              73
Lifecell Corp (a)(b)                                                       3,500                             131
Martek Biosciences Corp (a)(b)                                               400                              12
Medivation Inc (a)(b)                                                      2,100                              42
Nektar Therapeutics (a)(b)                                                 2,900                              25
Savient Pharmaceuticals Inc (a)(b)                                         8,500                             124
                                                                                             --------------------
                                                                                                           1,090
                                                                                             --------------------
Medical - Drugs (0.62%)
Acadia Pharmaceuticals Inc (a)(b)                                          4,800                              72
Adams Respiratory Therapeutics Inc (a)(b)                                  3,600                             139
Auxilium Pharmaceuticals Inc (a)(b)                                        2,800                              59
Bradley Pharmaceuticals Inc (a)(b)                                         3,700                              67
Sciele Pharma Inc (a)(b)                                                  20,600                             536
Sucampo Pharmaceuticals Inc (a)                                            2,300                              25
ULURU Inc (a)                                                              6,300                              30
Valeant Pharmaceuticals International (b)                                  4,100                              63
Viropharma Inc (a)(b)                                                     27,400                             244
                                                                                             --------------------
                                                                                                           1,235
                                                                                             --------------------

Medical - Generic Drugs (0.35%)
Alpharma Inc (b)                                                          17,600                             376
Par Pharmaceutical Cos Inc (a)(b)                                          2,800                              52
Perrigo Co                                                                13,000                             277
                                                                                             --------------------
                                                                                                             705
                                                                                             --------------------
Medical - HMO (0.80%)
AMERIGROUP Corp (a)                                                       29,000                           1,000
Magellan Health Services Inc (a)                                          12,400                             503
Molina Healthcare Inc (a)(b)                                               2,700                              98
                                                                                             --------------------
                                                                                                           1,601

                                                                                             --------------------
Medical - Outpatient & Home Medical Care (0.48%)
Gentiva Health Services Inc (a)                                           46,100                             885
Res-Care Inc (a)(b)                                                        3,400                              78
                                                                                             --------------------
                                                                                                             963

                                                                                             --------------------
Medical Instruments (0.25%)
Conmed Corp (a)(b)                                                        16,900                             473
SurModics Inc (a)(b)                                                         400                              20
                                                                                             --------------------
                                                                                                             493
                                                                                             --------------------
Medical Products (0.26%)
Haemonetics Corp (a)                                                       6,000                             297
Invacare Corp                                                              3,700                              86
PSS World Medical Inc (a)(b)                                               6,700                             128
                                                                                             --------------------
                                                                                                             511
                                                                                             --------------------
Medical Sterilization Products (0.23%)
STERIS Corp (b)                                                           17,000                             465
                                                                                             --------------------

Metal - Aluminum (0.52%)
Century Aluminum Co (a)(b)                                                19,800                           1,042
                                                                                             --------------------

Metal Processors & Fabrication (0.96%)
CIRCOR International Inc                                                   5,100                             232
Mueller Industries Inc                                                    16,400                             593
Quanex Corp                                                               23,275                           1,093
                                                                                             --------------------
                                                                                                           1,918
                                                                                             --------------------
Miscellaneous Manufacturers (0.16%)
FreightCar America Inc                                                     4,100                             156
Reddy Ice Holdings Inc                                                     6,100                             161
                                                                                             --------------------
                                                                                                             317
                                                                                             --------------------
Motion Pictures & Services (0.06%)
Macrovision Corp (a)(b)                                                    4,500                             111
                                                                                             --------------------

MRI - Medical Diagnostic Imaging (0.12%)
Alliance Imaging Inc (a)(b)                                               25,500                             231
                                                                                             --------------------

Multilevel Direct Selling (0.09%)
Nu Skin Enterprises Inc                                                   11,700                             189
                                                                                             --------------------

Multi-Line Insurance (0.12%)
Horace Mann Educators Corp                                                12,200                             240
                                                                                             --------------------

Multimedia (0.02%)
Media General Inc (b)                                                      1,200                              33
                                                                                             --------------------

Music (0.08%)
Steinway Musical Instruments                                               5,200                             154
                                                                                             --------------------


Networking Products (0.75%)
Adaptec Inc (a)(b)                                                        10,800                              41
Anixter International Inc (a)(b)                                           7,200                             594
Black Box Corp                                                             5,400                             231
Foundry Networks Inc (a)                                                  18,300                             325
Ixia (a)                                                                  21,600                             188
Polycom Inc (a)(b)                                                         4,800                             129
                                                                                             --------------------
                                                                                                           1,508
                                                                                             --------------------
Non-Ferrous Metals (0.06%)
USEC Inc (a)(b)                                                           11,700                             120
                                                                                             --------------------

Office Automation & Equipment (0.14%)
IKON Office Solutions Inc                                                 21,800                             280
                                                                                             --------------------

Office Supplies & Forms (0.30%)
Ennis Inc                                                                 27,300                             602
                                                                                             --------------------

Oil - Field Services (1.39%)
Basic Energy Services Inc (a)(b)                                           7,900                             166
Exterran Holdings Inc (a)                                                  5,487                             441
Oil States International Inc (a)                                          25,200                           1,217
RPC Inc (b)                                                                6,862                              97
Trico Marine Services Inc (a)(b)                                          24,700                             736
Union Drilling Inc (a)                                                     7,800                             114
                                                                                             --------------------
                                                                                                           2,771
                                                                                             --------------------
Oil & Gas Drilling (0.11%)
Parker Drilling Co (a)                                                    27,900                             227
                                                                                             --------------------

Oil Company - Exploration & Production (1.46%)
Bois d'Arc Energy Inc (a)(b)                                               6,500                             125
Callon Petroleum Co (a)                                                   22,700                             316
Cimarex Energy Co                                                          8,600                             320
Comstock Resources Inc (a)(b)                                              7,600                             235
Energy Partners Ltd (a)                                                    6,527                              96
Harvest Natural Resources Inc (a)(b)                                      12,700                             152
Mariner Energy Inc (a)                                                    11,100                             230
PetroHawk Energy Corp (a)(b)                                              10,000                             164
Rosetta Resources Inc (a)(b)                                               4,000                              73
Stone Energy Corp (a)(b)                                                   8,700                             348
Swift Energy Co (a)                                                       21,000                             859
                                                                                             --------------------
                                                                                                           2,918
                                                                                             --------------------
Oil Refining & Marketing (0.28%)
Alon USA Energy Inc (b)                                                   16,500                             557
                                                                                             --------------------

Paper & Related Products (0.76%)
Bowater Inc (b)                                                            8,700                             130
Buckeye Technologies Inc (a)(b)                                           40,400                             612
Rock-Tenn Co                                                              17,300                             500
Schweitzer-Mauduit International Inc                                      12,000                             279
                                                                                             --------------------
                                                                                                           1,521
                                                                                             --------------------
Physical Therapy & Rehabilitation Centers (0.19%)
Psychiatric Solutions Inc (a)(b)                                           9,500                             373
                                                                                             --------------------

Physician Practice Management (0.16%)
American Dental Partners Inc (a)                                          11,200                             314
                                                                                             --------------------


Poultry (0.34%)
Pilgrim's Pride Corp                                                      19,700                             684
                                                                                             --------------------

Power Converter & Supply Equipment (0.13%)
Advanced Energy Industries Inc (a)                                        17,400                             263
                                                                                             --------------------

Printing - Commercial (0.26%)
Consolidated Graphics Inc (a)                                              7,700                             484
Valassis Communications Inc (a)(b)                                         4,300                              38
                                                                                             --------------------
                                                                                                             522
                                                                                             --------------------
Private Corrections (0.27%)
Geo Group Inc/The (a)                                                     18,500                             548
                                                                                             --------------------

Property & Casualty Insurance (3.42%)
American Physicians Capital Inc                                            4,500                             175
Amerisafe Inc (a)                                                          8,400                             139
FPIC Insurance Group Inc (a)(b)                                            3,900                             168
Harleysville Group Inc                                                     5,000                             160
Infinity Property & Casualty Corp                                          6,500                             261
James River Group Inc (b)                                                  1,500                              49
LandAmerica Financial Group Inc (b)                                        7,000                             273
Meadowbrook Insurance Group Inc (a)(b)                                     9,800                              88
Navigators Group Inc (a)                                                   9,400                             510
Philadelphia Consolidated Holding Co (a)                                   3,216                             133
PMA Capital Corp (a)                                                      42,700                             406
ProAssurance Corp (a)                                                     10,700                             576
RLI Corp                                                                   1,400                              79
Safety Insurance Group Inc (b)                                            23,500                             845
SeaBright Insurance Holdings Inc (a)                                      23,500                             401
Selective Insurance Group                                                 40,300                             858
Stewart Information Services Corp                                          6,900                             237
Zenith National Insurance Corp                                            32,800                           1,472
                                                                                             --------------------
                                                                                                           6,830
                                                                                             --------------------
Publishing - Books (0.31%)
Scholastic Corp (a)(b)                                                    17,800                             621
                                                                                             --------------------

Publishing - Newspapers (0.25%)
Lee Enterprises Inc (b)                                                   32,200                             501
                                                                                             --------------------

Quarrying (0.11%)
Compass Minerals International Inc (b)                                     6,500                             221
                                                                                             --------------------

Racetracks (0.08%)
Speedway Motorsports Inc (b)                                               4,500                             167
                                                                                             --------------------

Radio (0.47%)
Cox Radio Inc (a)                                                         34,500                             450
Entercom Communications Corp (b)                                          13,600                             263
Radio One Inc - Class D (a)                                               47,900                             178
Westwood One Inc                                                          17,700                              49
                                                                                             --------------------
                                                                                                             940
                                                                                             --------------------
Real Estate Management & Services (0.06%)
HFF Inc (a)                                                                9,800                             116
                                                                                             --------------------

Regional Banks (0.22%)
National City Corp                                                        17,582                             441
                                                                                             --------------------


Reinsurance (2.21%)
Argo Group International Holdings Ltd (a)                                 14,947                             650
Aspen Insurance Holdings Ltd                                              36,600                           1,022
Max Capital Group Ltd                                                     21,800                             611
Odyssey Re Holdings Corp                                                  35,100                           1,303
Platinum Underwriters Holdings Ltd                                        23,200                             834
                                                                                             --------------------
                                                                                                           4,420
                                                                                             --------------------
REITS - Apartments (0.19%)
Home Properties Inc (b)                                                    2,600                             135
Post Properties Inc                                                        6,300                             244
                                                                                             --------------------
                                                                                                             379
                                                                                             --------------------
REITS - Diversified (0.82%)
Entertainment Properties Trust                                             7,200                             366
Lexington Realty Trust                                                    63,230                           1,265
                                                                                             --------------------
                                                                                                           1,631
                                                                                             --------------------
REITS - Healthcare (0.68%)
LTC Properties Inc                                                        10,300                             244
Medical Properties Trust Inc (b)                                          22,800                             304
Omega Healthcare Investors Inc                                            16,800                             261
Senior Housing Properties Trust (b)                                       24,600                             542
                                                                                             --------------------
                                                                                                           1,351
                                                                                             --------------------
REITS - Hotels (1.97%)
Ashford Hospitality Trust Inc                                             54,600                             549
Equity Inns Inc                                                           38,800                             876
FelCor Lodging Trust Inc                                                  69,500                           1,385
Sunstone Hotel Investors Inc                                              44,100                           1,131
                                                                                             --------------------
                                                                                                           3,941
                                                                                             --------------------
REITS - Manufactured Homes (0.19%)
Equity Lifestyle Properties Inc                                            7,200                             373
                                                                                             --------------------

REITS - Mortgage (0.78%)
Anthracite Capital Inc                                                    46,300                             421
Arbor Realty Trust Inc                                                    10,700                             202
Capital Trust Inc/NY (b)                                                   4,200                             149
Gramercy Capital Corp/New York                                             4,800                             121
IMPAC Mortgage Holdings Inc (b)                                           22,500                              35
MFA Mortgage Investments Inc (b)                                          31,837                             255
NorthStar Realty Finance Corp (b)                                         37,900                             377
                                                                                             --------------------
                                                                                                           1,560
                                                                                             --------------------
REITS - Office Property (0.89%)
BioMed Realty Trust Inc                                                   26,800                             646
Highwoods Properties Inc                                                  10,900                             399
Maguire Properties Inc                                                     6,300                             163
Parkway Properties Inc/Md (b)                                             13,000                             574
                                                                                             --------------------
                                                                                                           1,782
                                                                                             --------------------
REITS - Regional Malls (0.67%)
Pennsylvania Real Estate Investment Trust (b)                             34,200                           1,332
                                                                                             --------------------

REITS - Shopping Centers (0.55%)
Cedar Shopping Centers Inc                                                21,700                             295
Inland Real Estate Corp                                                   16,500                             256
Saul Centers Inc                                                          10,500                             541
                                                                                             --------------------
                                                                                                           1,092
                                                                                             --------------------
REITS - Single Tenant (0.38%)
National Retail Properties Inc                                            15,400                             376

REITS - Single Tenant
Realty Income Corp (b)                                                    14,000                             391
                                                                                             --------------------
                                                                                                             767
                                                                                             --------------------
REITS - Storage (0.03%)
Extra Space Storage Inc (b)                                                4,100                              63
                                                                                             --------------------

REITS - Warehouse & Industrial (0.30%)
First Industrial Realty Trust Inc                                          7,800                             303
First Potomac Realty Trust (b)                                            13,700                             299
                                                                                             --------------------
                                                                                                             602
                                                                                             --------------------
Rental - Auto & Equipment (0.50%)
Aaron Rents Inc                                                            2,725                              61
Dollar Thrifty Automotive Group (a)                                        8,800                             305
Electro Rent Corp                                                          2,400                              34
Rent-A-Center Inc/TX (a)(b)                                               33,400                             605
                                                                                             --------------------
                                                                                                           1,005
                                                                                             --------------------
Research & Development (0.07%)
Parexel International Corp (a)                                             3,300                             136
                                                                                             --------------------

Retail - Apparel & Shoe (1.05%)
Brown Shoe Co Inc                                                         25,850                             502
Cato Corp/The                                                             12,700                             260
Charlotte Russe Holding Inc (a)                                           12,900                             189
Charming Shoppes Inc (a)(b)                                               31,000                             260
Collective Brands Inc (a)                                                 15,000                             331
Dress Barn Inc (a)(b)                                                      6,200                             105
Shoe Carnival Inc (a)(b)                                                   2,900                              46
Stage Stores Inc                                                          19,675                             359
Tween Brands Inc (a)(b)                                                    1,200                              39
                                                                                             --------------------
                                                                                                           2,091

                                                                                             --------------------
Retail - Auto Parts (0.09%)
CSK Auto Corp (a)(b)                                                      16,600                             177
                                                                                             --------------------

Retail - Automobile (0.65%)
Asbury Automotive Group Inc (b)                                           31,200                             618
Group 1 Automotive Inc (b)                                                12,700                             426
Lithia Motors Inc (b)                                                      3,200                              55
Sonic Automotive Inc (b)                                                   8,800                             211
                                                                                             --------------------
                                                                                                           1,310
                                                                                             --------------------
Retail - Bookstore (0.09%)
Barnes & Noble Inc                                                         5,000                             176
                                                                                             --------------------

Retail - Computer Equipment (0.21%)
Insight Enterprises Inc (a)(b)                                             5,200                             134
PC Connection Inc (a)(b)                                                   7,500                              94
Systemax Inc (b)                                                           9,700                             198
                                                                                             --------------------
                                                                                                             426
                                                                                             --------------------
Retail - Convenience Store (0.34%)
Casey's General Stores Inc                                                 8,400                             233
Pantry Inc/The (a)(b)                                                     17,200                             441
                                                                                             --------------------
                                                                                                             674
                                                                                             --------------------
Retail - Drug Store (0.07%)
Longs Drug Stores Corp (b)                                                 3,000                             149
                                                                                             --------------------


Retail - Jewelry (0.20%)
Movado Group Inc (b)                                                      12,400                             396
                                                                                             --------------------

Retail - Pawn Shops (0.41%)
Cash America International Inc                                            21,600                             812
                                                                                             --------------------

Retail - Regional Department Store (0.11%)
Bon-Ton Stores Inc/The                                                     9,300                             211
                                                                                             --------------------

Retail - Restaurants (1.11%)
AFC Enterprises (a)(b)                                                     7,800                             117
Bob Evans Farms Inc (b)                                                      100                               3
Domino's Pizza Inc                                                        20,200                             335
Jack in the Box Inc (a)(b)                                                18,800                           1,219
Morton's Restaurant Group Inc (a)(b)                                       9,400                             150
O'Charleys Inc                                                            11,700                             177
Papa John's International Inc (a)                                          8,800                             215
                                                                                             --------------------
                                                                                                           2,216
                                                                                             --------------------
Retirement & Aged Care (0.07%)
Sunrise Senior Living Inc (a)(b)                                           3,700                             131
                                                                                             --------------------

Rubber - Tires (0.11%)
Cooper Tire & Rubber Co                                                    9,400                             229
                                                                                             --------------------

Rubber & Plastic Products (0.19%)
Myers Industries Inc (b)                                                  18,700                             371
                                                                                             --------------------

Savings & Loans - Thrifts (1.73%)
BankUnited Financial Corp (b)                                             27,300                             424
Berkshire Hills Bancorp Inc                                                  400                              12
Dime Community Bancshares                                                  9,825                             147
Downey Financial Corp (b)                                                  5,500                             318
First Financial Holdings Inc (b)                                           4,900                             153
First Niagara Financial Group Inc (b)                                     61,246                             867
First Place Financial Corp/OH                                              4,500                              80
FirstFed Financial Corp (a)(b)                                            13,000                             644
Flagstar Bancorp Inc (b)                                                  10,500                             102
Partners Trust Financial Group Inc                                         8,900                             108
TierOne Corp (b)                                                           9,700                             257
United Community Financial Corp/OH                                        12,800                              92
WSFS Financial Corp                                                        4,000                             250
                                                                                             --------------------
                                                                                                           3,454
                                                                                             --------------------
Semiconductor Component - Integrated Circuits (0.86%)
Cirrus Logic Inc (a)                                                      13,500                              86
Emulex Corp (a)                                                           52,500                           1,006
Exar Corp (a)                                                             13,400                             175
Genesis Microchip Inc (a)(b)                                               3,600                              28
Micrel Inc                                                                15,700                             170
Pericom Semiconductor Corp (a)                                             3,200                              38
Standard Microsystems Corp (a)(b)                                          5,800                             223
                                                                                             --------------------
                                                                                                           1,726
                                                                                             --------------------
Semiconductor Equipment (1.03%)
Asyst Technologies Inc (a)                                                22,300                             118
Axcelis Technologies Inc (a)                                              19,300                              99
Brooks Automation Inc (a)(b)                                              18,800                             268
Cabot Microelectronics Corp (a)(b)                                         7,600                             325
Cohu Inc                                                                  19,000                             356
Credence Systems Corp (a)                                                 11,900                              37
Semiconductor Equipment
Entegris Inc (a)(b)                                                       22,439                             195
Kulicke & Soffa Industries Inc (a)(b)                                      9,800                              83
Mattson Technology Inc (a)(b)                                              5,000                              43
MKS Instruments Inc (a)(b)                                                24,000                             456
Photronics Inc (a)                                                         7,900                              90
                                                                                             --------------------
                                                                                                           2,070
                                                                                             --------------------
Steel - Producers (0.34%)
Carpenter Technology Corp                                                  2,500                             325
Ryerson Inc (b)                                                            3,300                             111
Schnitzer Steel Industries Inc (b)                                         3,450                             253
                                                                                             --------------------
                                                                                                             689
                                                                                             --------------------
Steel Pipe & Tube (0.40%)
Valmont Industries Inc                                                     9,500                             806
                                                                                             --------------------

Telecommunication Equipment (0.21%)
Arris Group Inc (a)(b)                                                    26,400                             326
Ditech Networks Inc (a)(b)                                                 6,800                              36
North Pittsburgh Systems Inc                                                 800                              19
Utstarcom Inc (a)(b)                                                       8,900                              32
                                                                                             --------------------
                                                                                                             413
                                                                                             --------------------
Telecommunication Equipment - Fiber Optics (0.16%)
C-COR Inc (a)                                                              4,400                              51
Finisar Corp (a)(b)                                                       13,600                              38
MRV Communications Inc (a)(b)                                              7,800                              19
Oplink Communications Inc (a)                                             10,800                             147
Sycamore Networks Inc (a)                                                 14,700                              60
                                                                                             --------------------
                                                                                                             315
                                                                                             --------------------
Telecommunication Services (0.70%)
Consolidated Communications Holdings Inc                                  10,000                             196
Iowa Telecommunications Services Inc                                      10,300                             205
MasTec Inc (a)(b)                                                         11,400                             160
Premiere Global Services Inc (a)                                          63,100                             798
USA Mobility Inc (a)(b)                                                    2,700                              46
                                                                                             --------------------
                                                                                                           1,405
                                                                                             --------------------
Telephone - Integrated (0.69%)
Atlantic Tele-Network Inc                                                  2,700                              98
Cincinnati Bell Inc (a)                                                  217,600                           1,075
General Communication Inc (a)(b)                                          11,700                             142
SureWest Communications (b)                                                3,000                              75
                                                                                             --------------------
                                                                                                           1,390

                                                                                             --------------------
Television (0.30%)
Lin TV Corp (a)                                                            7,300                              95
Sinclair Broadcast Group Inc                                              41,800                             503
                                                                                             --------------------
                                                                                                             598
                                                                                             --------------------
Textile - Apparel (0.18%)
Perry Ellis International Inc (a)(b)                                      13,150                             364
                                                                                             --------------------

Therapeutics (0.22%)
Cypress Bioscience Inc (a)(b)                                             11,400                             156
Onyx Pharmaceuticals Inc (a)(b)                                            3,200                             139
United Therapeutics Corp (a)(b)                                            2,300                             153
                                                                                             --------------------
                                                                                                             448
                                                                                             --------------------
Tobacco (0.59%)
Alliance One International Inc (a)                                       127,000                             831

Tobacco
Universal Corp/Richmond VA                                                 7,100                             347
                                                                                             --------------------
                                                                                                           1,178
                                                                                             --------------------
Toys (0.58%)
Jakks Pacific Inc (a)(b)                                                  43,600                           1,165
                                                                                             --------------------

Transport - Air Freight (0.35%)
Atlas Air Worldwide Holdings Inc (a)(b)                                   13,500                             697
                                                                                             --------------------

Transport - Marine (1.52%)
Eagle Bulk Shipping Inc (b)                                               12,500                             322
Genco Shipping & Trading Ltd (b)                                          10,400                             682
Gulfmark Offshore Inc (a)                                                 27,400                           1,333
Knightsbridge Tankers Ltd (b)                                              7,700                             207
TBS International Ltd (a)(b)                                              12,100                             499
                                                                                             --------------------
                                                                                                           3,043
                                                                                             --------------------
Transport - Services (0.20%)
Bristow Group Inc (a)(b)                                                   4,200                             184
Pacer International Inc                                                   11,300                             215
                                                                                             --------------------
                                                                                                             399
                                                                                             --------------------
Transport - Truck (0.16%)
Old Dominion Freight Line (a)                                              5,900                             141
Saia Inc (a)(b)                                                           11,000                             182
                                                                                             --------------------
                                                                                                             323
                                                                                             --------------------
Water (0.06%)
American States Water Co (b)                                               3,300                             129
                                                                                             --------------------

Web Portals (0.34%)
Earthlink Inc (a)(b)                                                      16,900                             134
United Online Inc (b)                                                     35,950                             539
                                                                                             --------------------
                                                                                                             673

                                                                                             --------------------
Wire & Cable Products (0.19%)
Belden Inc                                                                 4,700                             221
Encore Wire Corp                                                           6,100                             153
                                                                                             --------------------
                                                                                                             374
                                                                                             --------------------
Wireless Equipment (0.21%)
EMS Technologies Inc (a)(b)                                               10,400                             255
Powerwave Technologies Inc (a)(b)                                         13,900                              86
RF Micro Devices Inc (a)(b)                                               11,500                              77
                                                                                             --------------------
                                                                                                             418

                                                                                             --------------------
TOTAL COMMON STOCKS                                                                       $              192,847
                                                                                             --------------------
                                                                        Principal
                                                                        Amount                  Value (000's)
                                                                        (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.14%)
U.S. Treasury (0.14%)
4.25%, 11/30/2007 (c)                                                        280                             280
                                                                                             --------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                     $                  280
                                                                                             --------------------
SHORT TERM INVESTMENTS (24.89%)
Money Market Funds (24.89%)
BNY Institutional Cash Reserve Fund (d)                                   49,777                          49,777
                                                                                             --------------------
TOTAL SHORT TERM INVESTMENTS                                                              $               49,777
                                                                                             --------------------
Total Investments                                                                         $              242,904
Liabilities in Excess of Other Assets, Net - (21.47)%                                                   (42,930)
                                                                                             --------------------
TOTAL NET ASSETS - 100.00%                                                                $              199,974
                                                                                             ====================
                                                                                             --------------------

                                                                                             ====================

(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $280 or 0.14% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $               29,887
Unrealized Depreciation                                            (16,271)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                           13,616
Cost for federal income tax purposes                                229,288
All dollar amounts are shown in thousands (000's)



                                Futures Contracts
                                                                                 Current         Unrealized
                                                     Number       Original       Market         Appreciation/
                                                        of
Type                                                 Contracts     Value          Value        (Depreciation)
---------------------------------------------------- --------- ----------------------------- --------------------
Buy:
RUSSELL 2000; December 2007                             13         $5,086          $5,286            200
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Financial                                               53.94%
Industrial                                              16.68%
Consumer, Non-cyclical                                  13.39%
Consumer, Cyclical                                       9.66%
Technology                                               6.66%
Communications                                           6.62%
Basic Materials                                          5.89%
Utilities                                                5.25%
Energy                                                   3.24%
Government                                               0.14%
Liabilities in Excess of Other Assets, Net           (-21.47%)
                                               ----------------
TOTAL NET ASSETS                                       100.00%
                                               ================

Other Assets Summary (unaudited)
---------------------------------------------------------------
Asset Type                                             Percent
---------------------------------------------------------------
Futures                                                  2.64%






Schedule of Investments

September 30, 2007 (unaudited)
West Coast Equity Account

                                                                    Shares            Value (000's)
                                                                      Held
COMMON STOCKS (98.82%)
Advanced Materials & Products (0.12%)
Ceradyne Inc (a)(b)                                                    2,400    $                  182
                                                                                   --------------------

Advertising Services (0.29%)
Getty Images Inc (b)                                                  15,700                       437
                                                                                   --------------------

Aerospace & Defense (3.48%)
Boeing Co (a)                                                         35,411                     3,718
Northrop Grumman Corp                                                 15,300                     1,193
Teledyne Technologies Inc (b)                                          7,000                       374
                                                                                   --------------------
                                                                                                 5,285
                                                                                   --------------------
Agricultural Chemicals (0.06%)
Potash Corp of Saskatchewan                                              800                        85
                                                                                   --------------------

Agricultural Operations (0.30%)
Archer-Daniels-Midland Co                                             14,000                       463
                                                                                   --------------------

Airlines (0.96%)
Alaska Air Group Inc (a)(b)                                           25,860                       597
Cathay Pacific Airways Ltd ADR                                        62,100                       854
                                                                                   --------------------
                                                                                                 1,451
                                                                                   --------------------
Apparel Manufacturers (0.27%)
Columbia Sportswear Co (a)                                             7,524                       416
                                                                                   --------------------

Applications Software (3.73%)
Actuate Corp (a)(b)                                                   64,200                       414
Microsoft Corp                                                       157,330                     4,635
Quest Software Inc (a)(b)                                             36,000                       618
                                                                                   --------------------
                                                                                                 5,667
                                                                                   --------------------
Athletic Footwear (1.39%)
Nike Inc                                                              36,050                     2,115
                                                                                   --------------------

Auto - Car & Light Trucks (0.97%)
Toyota Motor Corp ADR (a)                                             12,600                     1,472
                                                                                   --------------------

Auto - Medium & Heavy Duty Trucks (1.57%)
Paccar Inc                                                            28,000                     2,387
                                                                                   --------------------

Beverages - Non-Alcoholic (0.66%)
PepsiCo Inc                                                           13,700                     1,004
                                                                                   --------------------

Building - Mobile Home & Manufactured Housing (0.60%)
Monaco Coach Corp (a)                                                 64,500                       905
                                                                                   --------------------

Building - Residential & Commercial (0.03%)
KB Home (a)                                                            2,000                        50
                                                                                   --------------------


Building & Construction Products - Miscellaneous (0.64%)
Simpson Manufacturing Co Inc                                          30,300                       965
                                                                                   --------------------

Building Products - Cement & Aggregate (0.03%)
Cemex SAB de CV ADR (b)                                                1,300                        39
                                                                                   --------------------

Cellular Telecommunications (0.02%)
NII Holdings Inc (b)                                                     300                        25
                                                                                   --------------------

Chemicals - Specialty (0.09%)
Symyx Technologies (a)(b)                                             15,900                       138
                                                                                   --------------------

Commercial Banks (2.96%)
Banner Corp                                                            7,000                       241
City National Corp/CA                                                 20,000                     1,390
East West Bancorp Inc (a)                                             46,000                     1,654
Pacific Capital Bancorp NA                                             9,000                       237
UCBH Holdings Inc                                                     16,400                       287
UnionBanCal Corp                                                      11,900                       695
                                                                                   --------------------
                                                                                                 4,504
                                                                                   --------------------
Computer Aided Design (0.21%)
Autodesk Inc (b)                                                       6,500                       325
                                                                                   --------------------

Computers (2.00%)
Apple Inc (b)                                                          5,400                       829
Hewlett-Packard Co                                                    44,400                     2,211
                                                                                   --------------------
                                                                                                 3,040
                                                                                   --------------------
Computers - Integrated Systems (0.11%)
Echelon Corp (a)(b)                                                    6,400                       160
                                                                                   --------------------

Computers - Memory Devices (0.10%)
Network Appliance Inc (b)                                              5,900                       159
                                                                                   --------------------

Consumer Products - Miscellaneous (1.17%)
Central Garden and Pet Co - A Shares (a)(b)                           18,400                       165
Central Garden and Pet Co (a)(b)                                       9,200                        82
Clorox Co (a)                                                         25,170                     1,535
                                                                                   --------------------
                                                                                                 1,782
                                                                                   --------------------
Cosmetics & Toiletries (2.15%)
Bare Escentuals Inc (a)(b)                                             5,875                       146
Colgate-Palmolive Co                                                  11,600                       827
Estee Lauder Cos Inc/The                                              12,500                       531
Procter & Gamble Co                                                   25,000                     1,759
                                                                                   --------------------
                                                                                                 3,263
                                                                                   --------------------
Data Processing & Management (0.14%)
Fair Isaac Corp (a)                                                    6,000                       217
                                                                                   --------------------

Diagnostic Kits (0.42%)
OraSure Technologies Inc (a)(b)                                       63,766                       641
                                                                                   --------------------

Dialysis Centers (0.70%)
DaVita Inc (a)(b)                                                     16,800                     1,061
                                                                                   --------------------

Disposable Medical Products (0.29%)
CR Bard Inc                                                            5,000                       441
                                                                                   --------------------


Distribution & Wholesale (0.09%)
Building Materials Holding Corp (a)                                   12,270                       130
                                                                                   --------------------

Diversified Manufacturing Operations (0.96%)
General Electric Co                                                   35,300                     1,461
                                                                                   --------------------

E-Commerce - Products (0.40%)
Amazon.Com Inc (a)(b)                                                  1,000                        93
Blue Nile Inc (a)(b)                                                   5,500                       518
                                                                                   --------------------
                                                                                                   611
                                                                                   --------------------
E-Commerce - Services (0.17%)
eBay Inc (b)                                                           6,800                       265
                                                                                   --------------------

Electric - Integrated (0.76%)
Edison International                                                  12,000                       666
PG&E Corp                                                             10,300                       492
                                                                                   --------------------
                                                                                                 1,158
                                                                                   --------------------
Electronic Components - Semiconductors (2.12%)
Intel Corp                                                            73,230                     1,894
Lattice Semiconductor Corp (a)(b)                                     29,780                       134
LSI Corp (a)(b)                                                       29,500                       219
Nvidia Corp (b)                                                       11,400                       413
Pixelworks Inc (a)(b)                                                 67,600                        78
QLogic Corp (a)(b)                                                    24,500                       329
SiRF Technology Holdings Inc (a)(b)                                    7,000                       149
                                                                                   --------------------
                                                                                                 3,216
                                                                                   --------------------
Electronic Forms (1.68%)
Adobe Systems Inc (a)(b)                                              58,440                     2,551
                                                                                   --------------------

Electronic Measurement Instruments (1.36%)
Itron Inc (a)(b)                                                       6,000                       558
Tektronix Inc                                                         32,020                       888
Trimble Navigation Ltd (a)(b)                                         15,800                       620
                                                                                   --------------------
                                                                                                 2,066
                                                                                   --------------------
Engineering - Research & Development Services (2.46%)
Jacobs Engineering Group Inc (a)(b)                                   49,500                     3,741
                                                                                   --------------------

Enterprise Software & Services (0.98%)
Informatica Corp (a)(b)                                               16,000                       251
Oracle Corp (b)                                                       41,600                       901
Sybase Inc (a)(b)                                                     14,500                       335
                                                                                   --------------------
                                                                                                 1,487
                                                                                   --------------------
Entertainment Software (0.47%)
Electronic Arts Inc (b)                                               12,700                       711
                                                                                   --------------------

Fiduciary Banks (0.66%)
Northern Trust Corp                                                   15,100                     1,001
                                                                                   --------------------

Finance - Auto Loans (0.04%)
United PanAm Financial Corp (a)(b)                                     6,600                        54
                                                                                   --------------------

Finance - Investment Banker & Broker (2.46%)
Charles Schwab Corp/The                                              130,400                     2,817
Goldman Sachs Group Inc/The                                            3,400                       737
Piper Jaffray Cos (a)(b)                                               3,455                       185
                                                                                   --------------------
                                                                                                 3,739
                                                                                   --------------------

Finance - Mortgage Loan/Banker (0.37%)
Countrywide Financial Corp (a)                                        21,500                       409
Fannie Mae                                                             2,500                       152
                                                                                   --------------------
                                                                                                   561
                                                                                   --------------------
Food - Retail (1.23%)
Dairy Farm International Holdings Ltd ADR                             19,226                       443
Kroger Co/The                                                         27,190                       775
Safeway Inc                                                           19,800                       656
                                                                                   --------------------
                                                                                                 1,874
                                                                                   --------------------
Forestry (1.98%)
Plum Creek Timber Co Inc                                              17,900                       801
Weyerhaeuser Co                                                       30,435                     2,201
                                                                                   --------------------
                                                                                                 3,002
                                                                                   --------------------
Gas - Distribution (0.80%)
Sempra Energy                                                         21,000                     1,220
                                                                                   --------------------

Health Care Cost Containment (0.96%)
McKesson Corp                                                         24,700                     1,452
                                                                                   --------------------

Hotels & Motels (0.67%)
Red Lion Hotels Corp (b)                                              98,960                     1,019
                                                                                   --------------------

Human Resources (0.54%)
AMN Healthcare Services Inc (a)(b)                                    24,700                       463
Robert Half International Inc                                         11,900                       355
                                                                                   --------------------
                                                                                                   818
                                                                                   --------------------
Industrial Automation & Robots (0.19%)
Intermec Inc (a)(b)                                                   11,300                       295
                                                                                   --------------------

Instruments - Scientific (2.35%)
Applera Corp - Applied Biosystems Group                               18,900                       655
Dionex Corp (a)(b)                                                    24,311                     1,932
FEI Co (a)(b)                                                         31,060                       976
                                                                                   --------------------
                                                                                                 3,563
                                                                                   --------------------
Internet Application Software (0.42%)
Art Technology Group Inc (a)(b)                                      211,740                       639
                                                                                   --------------------

Internet Security (0.08%)
VeriSign Inc (a)(b)                                                    3,500                       118
                                                                                   --------------------

Investment Management & Advisory Services (2.10%)
Franklin Resources Inc                                                25,000                     3,187
                                                                                   --------------------

Lasers - Systems & Components (0.23%)
Electro Scientific Industries Inc (a)(b)                              14,403                       345
                                                                                   --------------------

Life & Health Insurance (1.47%)
StanCorp Financial Group Inc                                          45,000                     2,228
                                                                                   --------------------

Machinery - Material Handling (0.36%)
Cascade Corp                                                           8,500                       554
                                                                                   --------------------

Medical - Biomedical/Gene (2.06%)
Affymetrix Inc (a)(b)                                                  7,400                       188
Amgen Inc (b)                                                         23,107                     1,307
Genentech Inc (b)                                                     16,400                     1,280

Medical - Biomedical/Gene
Martek Biosciences Corp (a)(b)                                        12,000                       348
                                                                                   --------------------
                                                                                                 3,123
                                                                                   --------------------
Medical - Drugs (2.79%)
Abbott Laboratories                                                   22,000                     1,180
Allergan Inc/United States                                            47,424                     3,057
                                                                                   --------------------
                                                                                                 4,237
                                                                                   --------------------
Medical - Generic Drugs (0.37%)
Watson Pharmaceuticals Inc (b)                                        17,300                       561
                                                                                   --------------------

Medical - HMO (0.29%)
Health Net Inc (b)                                                     8,280                       448
                                                                                   --------------------

Medical - Nursing Homes (0.01%)
Sun Healthcare Group Inc (a)(b)                                          900                        15
                                                                                   --------------------

Medical Instruments (0.14%)
Techne Corp (b)                                                        3,500                       221
                                                                                   --------------------

Medical Products (1.88%)
Johnson & Johnson                                                      3,000                       197
Mentor Corp (a)                                                       20,000                       921
Stryker Corp                                                           4,100                       282
Varian Medical Systems Inc (b)                                        30,700                     1,286
Zimmer Holdings Inc (b)                                                2,100                       170
                                                                                   --------------------
                                                                                                 2,856
                                                                                   --------------------
Metal Processors & Fabrication (0.75%)
Precision Castparts Corp                                               7,700                     1,139
                                                                                   --------------------

Multimedia (1.18%)
Walt Disney Co/The                                                    52,270                     1,798
                                                                                   --------------------

Networking Products (2.58%)
Cisco Systems Inc (b)                                                109,300                     3,619
Polycom Inc (b)                                                       11,000                       295
                                                                                   --------------------
                                                                                                 3,914
                                                                                   --------------------
Non-Hazardous Waste Disposal (0.32%)
Waste Connections Inc (b)                                             15,350                       487
                                                                                   --------------------

Office Supplies & Forms (0.15%)
Avery Dennison Corp                                                    4,000                       228
                                                                                   --------------------

Oil & Gas Drilling (0.79%)
Nabors Industries Ltd (a)(b)                                          39,000                     1,200
                                                                                   --------------------

Oil Company - Exploration & Production (4.15%)
Apache Corp                                                           14,100                     1,270
Berry Petroleum Co (a)                                                43,000                     1,702
Occidental Petroleum Corp                                             51,900                     3,326
                                                                                   --------------------
                                                                                                 6,298
                                                                                   --------------------
Oil Company - Integrated (3.44%)
Chevron Corp                                                          43,588                     4,079
Exxon Mobil Corp                                                      12,300                     1,138
                                                                                   --------------------
                                                                                                 5,217
                                                                                   --------------------

Property & Casualty Insurance (0.27%)
Mercury General Corp                                                   7,500                       404
                                                                                   --------------------

Publishing - Newspapers (0.07%)
McClatchy Co (a)                                                       5,050                       101
                                                                                   --------------------

Regional Banks (3.53%)
Bank of America Corp                                                   2,000                       101
US Bancorp                                                            10,000                       325
Wells Fargo & Co                                                     138,546                     4,935
                                                                                   --------------------
                                                                                                 5,361
                                                                                   --------------------
REITS - Apartments (0.50%)
Essex Property Trust Inc                                               6,400                       752
                                                                                   --------------------

REITS - Healthcare (0.79%)
HCP Inc (a)                                                           33,300                     1,105
Nationwide Health Properties Inc                                       3,400                       102
                                                                                   --------------------
                                                                                                 1,207
                                                                                   --------------------
REITS - Warehouse & Industrial (0.79%)
AMB Property Corp                                                     20,000                     1,196
                                                                                   --------------------

Respiratory Products (0.42%)
Resmed Inc (a)(b)                                                     15,000                       643
                                                                                   --------------------

Retail - Apparel & Shoe (0.94%)
Nordstrom Inc                                                         30,300                     1,421
                                                                                   --------------------

Retail - Automobile (0.48%)
Copart Inc (b)                                                        21,000                       722
                                                                                   --------------------

Retail - Discount (2.03%)
Costco Wholesale Corp (a)                                             50,220                     3,082
                                                                                   --------------------

Retail - Drug Store (0.36%)
CVS Caremark Corp                                                     13,623                       540
                                                                                   --------------------

Retail - Restaurants (1.29%)
Jamba Inc (a)(b)                                                       3,700                        26
McCormick & Schmick's Seafood Restaurant (b)                           3,538                        67
Starbucks Corp (a)(b)                                                 71,340                     1,869
                                                                                   --------------------
                                                                                                 1,962
                                                                                   --------------------
Savings & Loans - Thrifts (1.49%)
Washington Federal Inc                                                80,597                     2,117
Washington Mutual Inc                                                  4,000                       141
                                                                                   --------------------
                                                                                                 2,258
                                                                                   --------------------
Semiconductor Component - Integrated Circuits (0.39%)
Cypress Semiconductor Corp (b)                                         7,900                       231
Exar Corp (a)(b)                                                       7,700                       101
Linear Technology Corp (a)                                             7,500                       262
                                                                                   --------------------
                                                                                                   594
                                                                                   --------------------
Semiconductor Equipment (0.76%)
Applied Materials Inc                                                 21,425                       444
Kla-Tencor Corp                                                        9,400                       524
Novellus Systems Inc (a)(b)                                            7,000                       191
                                                                                   --------------------
                                                                                                 1,159
                                                                                   --------------------

Steel - Producers (1.96%)
Reliance Steel & Aluminum Co                                          10,900                       616
Schnitzer Steel Industries Inc (a)                                    32,130                     2,355
                                                                                   --------------------
                                                                                                 2,971
                                                                                   --------------------
Telecommunication Services (0.09%)
Clearwire Corp (a)(b)                                                  5,900                       144
                                                                                   --------------------

Telephone - Integrated (0.24%)
Sprint Nextel Corp                                                    19,400                       369
                                                                                   --------------------

Therapeutics (1.03%)
Amylin Pharmaceuticals Inc (a)(b)                                      7,100                       355
CV Therapeutics Inc (a)(b)                                            28,000                       252
Dendreon Corp (a)(b)                                                  19,000                       146
Gilead Sciences Inc (b)                                               20,000                       817
                                                                                   --------------------
                                                                                                 1,570
                                                                                   --------------------
Toys (0.18%)
Mattel Inc                                                            12,000                       282
                                                                                   --------------------

Transactional Software (0.11%)
VeriFone Holdings Inc (a)(b)                                           3,700                       164
                                                                                   --------------------

Transport - Equipment & Leasing (0.41%)
Greenbrier Cos Inc (a)                                                23,500                       628
                                                                                   --------------------

Transport - Services (1.51%)
Expeditors International Washington Inc (a)                           48,400                     2,289
                                                                                   --------------------

Travel Services (0.57%)
Ambassadors Group Inc                                                 22,588                       861
                                                                                   --------------------

Ultra Sound Imaging Systems (0.88%)
SonoSite Inc (a)(b)                                                   43,725                     1,334
                                                                                   --------------------

Veterinary Diagnostics (0.77%)
VCA Antech Inc (b)                                                    28,000                     1,169
                                                                                   --------------------

Water (0.23%)
California Water Service Group (a)                                     9,000                       346
                                                                                   --------------------

Web Portals (1.73%)
Google Inc (b)                                                         3,350                     1,900
Yahoo! Inc (a)(b)                                                     27,300                       733
                                                                                   --------------------
                                                                                                 2,633
                                                                                   --------------------
Wireless Equipment (0.28%)
Qualcomm Inc                                                          10,000                       423
                                                                                   --------------------
TOTAL COMMON STOCKS                                                             $              150,072
                                                                                   --------------------
                                                                    Principal
                                                                    Amount            Value (000's)
                                                                    (000's)
SHORT TERM INVESTMENTS (25.89%)
Money Market Funds (25.89%)
BNY Institutional Cash Reserve Fund (c)                               39,326                    39,326
                                                                                   --------------------
TOTAL SHORT TERM INVESTMENTS                                                    $               39,326
                                                                                   --------------------
REPURCHASE AGREEMENTS (0.94%)
Money Center Banks (0.94%)
Investment in Joint Trading Account;
Bank of America Repurchase Agreement; 4.80%                              713                       713
dated 09/30/07 maturing
10/01/07 (collateralized by U.S. Government
Agency Issues; $734,000; 0% - 6.25%;
dated 02/28/08-07/15/32)

Money Center Banks
Investment in Joint Trading Account; Deutsche
Bank Repurchase Agreement; 4.85%                                         713                        713
dated 09/30/07 maturing 10/01/07
(collateralized by U.S. Government Agency Issues;
$734,000; 0% - 6.25%; dated
02/28/08-07/15/32)
                                                                                     -------------------

                                                                                                  1,426
                                                                                     -------------------
TOTAL REPURCHASE AGREEMENTS                                                       $               1,426
                                                                                     -------------------
Total Investments                                                                 $             190,824
Liabilities in Excess of Other Assets, Net - (25.65)%                                          (38,954)
                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                        $             151,870
                                                                                     ===================
                                                                                     -------------------

                                                                                     ===================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $               56,623
Unrealized Depreciation                                             (3,581)
                                                        --------------------
Net Unrealized Appreciation (Depreciation)                           53,042
Cost for federal income tax purposes                                137,782
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------- --------------------
Sector                                                              Percent
------------------------------------------------------- --------------------
Financial                                                            44.25%
Consumer, Non-cyclical                                               19.23%
Industrial                                                           15.17%
Technology                                                           12.81%
Consumer, Cyclical                                                   12.39%
Energy                                                                8.37%
Communications                                                        7.56%
Basic Materials                                                       4.08%
Utilities                                                             1.79%
Liabilities in Excess of Other Assets, Net                        (-25.65%)
                                                        --------------------
TOTAL NET ASSETS                                                    100.00%
                                                        ====================





Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests. Senior floating rate interests hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower's obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.


Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

The Account's schedules of investments as of 09/30/2007 have not been audited. This report is provided for the general information of the Account's shareholders. For more information regarding the Account and its holdings, please see the Account's prospectus and annual report.




ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Variable Contracts Fund, Inc.
            -----------------------------------------------------------

By       /s/ Ralph C. Eucher
   -------------------------------------------------------------------
   Ralph C. Eucher, President and CEO

Date     11/19/2007
     ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Ralph C. Eucher
    ----------------------------------------------------------------------------
    Ralph C. Eucher, President and CEO

Date     11/19/2007
     ---------------------------


By       /s/ Michael J. Beer
    ----------------------------------------------------------------------------
    Michael J. Beer, Executive Vice President and Chief Financial Officer

Date     11/19/2007
     ---------------------------